UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

March 31, 2013 (Unaudited)

Statement of Investments

March 31, 2013 (Unaudited)

American Century NVIT Growth Fund

Common Stocks 98.3%

	Shares	Market Value
Aerospace & Defense 5.2%
Honeywell International, Inc.	36,344	$2,738,520
Precision Castparts Corp.	8,521	1,615,752
Textron, Inc.	30,558	910,934
United Technologies Corp.	26,641	2,489,069

		7,754,275

Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	27,702	2,379,602

Airlines 0.4%
Alaska Air Group, Inc.*	8,230	526,391

Automobiles 0.6%
Harley-Davidson, Inc.	17,003	906,260

Beverages 5.3%
Beam, Inc.	9,560	607,442
Brown-Forman Corp., Class B	6,042	431,399
Coca-Cola Co. (The)	95,383	3,857,289
Monster Beverage Corp.*	9,141	436,391
PepsiCo, Inc.	33,741	2,669,251

		8,001,772

Biotechnology 3.9%
Alexion Pharmaceuticals, Inc.*	9,981	919,649
Amgen, Inc.	19,547	2,003,763
Gilead Sciences, Inc.*	45,636	2,232,970
Regeneron Pharmaceuticals, Inc.*	4,358	768,751

		5,925,133

Capital Markets 0.8%
Franklin Resources, Inc.	8,149	1,228,951

Chemicals 2.8%
Agrium, Inc.	7,523	733,493
Huntsman Corp.	22,044	409,798
Monsanto Co.	24,709	2,610,012
W.R. Grace & Co.*	6,544	507,225

		4,260,528

Commercial Banks 0.7%
SunTrust Banks, Inc.	38,495	1,109,041

Commercial Services & Supplies 0.5%
Tyco International Ltd.	23,408	749,056

Communications Equipment 2.4%
Cisco Systems, Inc.	66,084	1,381,816
Palo Alto Networks, Inc.*	6,586	372,768
QUALCOMM, Inc.	11,830	792,019
Research In Motion Ltd.*	27,851	402,447
Riverbed Technology, Inc.*	48,629	725,058

		3,674,108

Computers & Peripherals 7.1%
Apple, Inc.	15,972	7,069,686
EMC Corp.*	83,203	1,987,720
NetApp, Inc.*	48,515	1,657,272

		10,714,678

Distributors 0.3%
LKQ Corp.*	18,746	407,913

Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	24,620	1,210,073

Electrical Equipment 0.9%
Regal-Beloit Corp.	3,704	302,098
Rockwell Automation, Inc.	11,738	1,013,576

		1,315,674

Electronic Equipment, Instruments & Components 0.8%
Avnet, Inc.*	12,866	465,749
Trimble Navigation Ltd.*	23,439	702,233

		1,167,982

Energy Equipment & Services 2.8%
Cameron International Corp.*	16,384	1,068,237
Core Laboratories NV	3,214	443,275
Oceaneering International, Inc.	17,940	1,191,395
Schlumberger Ltd.	20,733	1,552,694

		4,255,601

Food & Staples Retailing 2.9%
Costco Wholesale Corp.	15,545	1,649,480
Wal-Mart Stores, Inc.	21,517	1,610,117
Whole Foods Market, Inc.	12,228	1,060,779

		4,320,376

Food Products 1.3%
Annie’s, Inc.*	6,484	248,078
Hershey Co. (The)	4,463	390,646
Mead Johnson Nutrition Co.	13,674	1,059,051
Pinnacle Foods, Inc.*	12,079	268,275

		1,966,050

Health Care Equipment & Supplies 1.8%
CareFusion Corp.*	12,623	441,679
Cooper Cos., Inc. (The)	3,740	403,471
Covidien PLC	9,272	629,012
DENTSPLY International, Inc.	8,197	347,717
IDEXX Laboratories, Inc.*	5,597	517,107
ResMed, Inc.	8,619	399,577

		2,738,563

Health Care Providers & Services 1.5%
AmerisourceBergen Corp.	19,137	984,599
Express Scripts Holding Co.*	22,937	1,322,318

		2,306,917

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

American Century NVIT Growth Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure 3.4%
Marriott International, Inc., Class A	32,046	$1,353,303
McDonald’s Corp.	25,490	2,541,098
Starbucks Corp.	21,962	1,250,955

		5,145,356

Household Durables 0.7%
Mohawk Industries, Inc.*	8,798	995,230

Household Products 0.9%
Church & Dwight Co., Inc.	4,907	317,139
Colgate-Palmolive Co.	9,190	1,084,696

		1,401,835

Industrial Conglomerates 0.8%
Danaher Corp.	19,154	1,190,421

Information Technology Services 4.1%
International Business Machines Corp.	16,207	3,456,953
MasterCard, Inc., Class A	5,132	2,777,079

		6,234,032

Insurance 1.0%
Travelers Cos., Inc. (The)	17,110	1,440,491

Internet & Catalog Retail 2.2%
Amazon.com, Inc.*	8,575	2,285,152
Expedia, Inc.	18,190	1,091,582

		3,376,734

Internet Software & Services 4.4%
eBay, Inc.*	43,921	2,381,396
Google, Inc., Class A*	5,255	4,172,628

		6,554,024

Life Sciences Tools & Services 0.5%
Waters Corp.*	8,184	768,559

Machinery 2.1%
Caterpillar, Inc.	7,751	674,104
Deere & Co.	3,962	340,653
Flowserve Corp.	3,283	550,592
Lincoln Electric Holdings, Inc.	7,629	413,339
Parker Hannifin Corp.	13,589	1,244,481

		3,223,169

Media 4.4%
CBS Corp. Non-Voting Shares, Class B	21,418	1,000,006
Comcast Corp., Class A	51,523	2,164,481
Discovery Communications, Inc., Class C*	10,878	756,456
Scripps Networks Interactive, Inc., Class A	13,361	859,647
Viacom, Inc., Class B	30,570	1,882,195

		6,662,785

Metals & Mining 0.7%
Coeur d’Alene Mines Corp.*	14,318	270,038
Nucor Corp.	16,236	749,291

		1,019,329

Multi-Utilities 0.3%
DTE Energy Co.	7,311	499,634

Oil, Gas & Consumable Fuels 2.1%
EOG Resources, Inc.	11,415	1,461,919
Noble Energy, Inc.	11,248	1,300,944
Occidental Petroleum Corp.	5,226	409,561

		3,172,424

Personal Products 0.6%
Estee Lauder Cos., Inc. (The), Class A	14,027	898,149

Pharmaceuticals 5.5%
AbbVie, Inc.	52,211	2,129,165
Allergan, Inc.	9,236	1,031,015
Bristol-Myers Squibb Co.	41,928	1,727,014
Eli Lilly & Co.	27,859	1,582,113
Johnson & Johnson	18,708	1,525,263
Zoetis, Inc.*	9,548	318,903

		8,313,473

Real Estate Investment Trusts (REITs) 1.5%
American Campus Communities, Inc.	13,034	590,961
Simon Property Group, Inc.	9,998	1,585,283

		2,176,244

Real Estate Management & Development 0.5%
CBRE Group, Inc., Class A*	30,295	764,949

Road & Rail 1.8%
Union Pacific Corp.	19,440	2,768,450

Semiconductors & Semiconductor Equipment 2.2%
Freescale Semiconductor Ltd.*	32,622	485,741
Linear Technology Corp.	32,340	1,240,886
Teradyne, Inc.*	57,149	926,957
Xilinx, Inc.	17,969	685,877

		3,339,461

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

American Century NVIT Growth Fund

Common Stocks (continued)

	Shares	Market Value
Software 6.9%
Cadence Design Systems, Inc.*	55,727	$776,277
CommVault Systems, Inc.*	4,995	409,490
Electronic Arts, Inc.*	41,145	728,266
Microsoft Corp.	97,058	2,776,829
NetSuite, Inc.*	5,585	447,135
Oracle Corp.	86,696	2,803,749
Salesforce.com, Inc.*	4,950	885,209
Splunk, Inc.*	10,603	424,438
Symantec Corp.*	46,895	1,157,369

		10,408,762

Specialty Retail 3.6%
Chico’s FAS, Inc.	24,250	407,400
Foot Locker, Inc.	12,593	431,184
GNC Holdings, Inc., Class A	26,284	1,032,436
Home Depot, Inc. (The)	18,890	1,318,144
Lowe’s Cos., Inc.	42,550	1,613,496
Urban Outfitters, Inc.*	17,383	673,417

		5,476,077

Textiles, Apparel & Luxury Goods 0.5%
PVH Corp.	7,535	804,813

Tobacco 2.6%
Philip Morris International, Inc.	42,124	3,905,316

Wireless Telecommunication Services 0.6%
SBA Communications Corp., Class A*	13,303	958,082

Total Common Stocks (cost $126,552,470)		148,416,743

Exchange Traded Fund 0.4%

	Shares	Market Value
Equity 0.4%
iShares Russell 1000 Growth Index Fund	8,234	587,249

Total Exchange Traded Fund (cost $584,368)		587,249

Mutual Fund 1.0%

	Shares	Market Value
Money Market Fund 1.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (a)	1,447,184	$1,447,184

Total Mutual Fund (cost $1,447,184)		1,447,184

Total Investments (cost $128,584,022) (b) — 99.7%		150,451,176
Other assets in excess of liabilities — 0.3%		460,261

NET ASSETS — 100.0%		$150,911,437

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2013.
(b)	At March 31, 2013, the tax basis cost of the Fund’s investments was $129,006,888, tax unrealized appreciation and depreciation were $22,538,756 and $(1,094,468), respectively.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

American Century NVIT Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 98.0%

	Shares	Market Value
Aerospace & Defense 2.3%
Boeing Co. (The)	17,568	$1,508,213
General Dynamics Corp.	38,059	2,683,540
Northrop Grumman Corp.	46,896	3,289,754
Raytheon Co.	37,474	2,203,097

		9,684,604

Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	7,779	668,216

Airlines 1.0%
Japan Airlines Co., Ltd.	28,898	1,348,006
Southwest Airlines Co.	215,343	2,902,824

		4,250,830

Automobiles 1.4%
General Motors Co.*	57,130	1,589,356
Honda Motor Co., Ltd.	28,600	1,101,400
Toyota Motor Corp.	58,800	3,032,068

		5,722,824

Beverages 1.0%
Dr Pepper Snapple Group, Inc.	68,562	3,218,986
PepsiCo, Inc.	13,785	1,090,531

		4,309,517

Capital Markets 4.8%
Charles Schwab Corp. (The)	182,163	3,222,463
Franklin Resources, Inc.	3,331	502,348
Goldman Sachs Group, Inc. (The)	30,512	4,489,841
Northern Trust Corp.	168,758	9,207,437
State Street Corp.	44,721	2,642,564

		20,064,653

Commercial Banks 7.1%
Comerica, Inc.	96,523	3,470,002
Commerce Bancshares, Inc.	58,403	2,384,595
Cullen/Frost Bankers, Inc.	16,514	1,032,620
KeyCorp	124,701	1,242,022
PNC Financial Services Group, Inc.	108,046	7,185,059
U.S. Bancorp	137,498	4,665,307
Wells Fargo & Co.	257,577	9,527,773

		29,507,378

Commercial Services & Supplies 4.9%
ADT Corp. (The)	27,471	1,344,431
Republic Services, Inc.	328,812	10,850,796
Tyco International Ltd.	132,825	4,250,400
Waste Management, Inc.	99,854	3,915,275

		20,360,902

Communications Equipment 1.6%
Cisco Systems, Inc.	321,180	6,715,874

Computers & Peripherals 2.0%
Apple, Inc.	2,876	1,273,004
Diebold, Inc.	51,454	1,560,085
EMC Corp.*	51,616	1,233,106
Hewlett-Packard Co.	95,341	2,272,930
QLogic Corp.*	65,274	757,178
SanDisk Corp.*	5,982	329,010
Western Digital Corp.	17,071	858,330

		8,283,643

Containers & Packaging 1.0%
Bemis Co., Inc.	56,583	2,283,690
Sonoco Products Co.	47,837	1,673,817

		3,957,507

Diversified Financial Services 2.2%
JPMorgan Chase & Co.	188,816	8,961,207

Diversified Telecommunication Services 2.6%
AT&T, Inc.	247,140	9,067,567
CenturyLink, Inc.	46,209	1,623,322

		10,690,889

Electric Utilities 3.5%
Great Plains Energy, Inc.	76,193	1,766,916
NV Energy, Inc.	98,954	1,982,048
Westar Energy, Inc.	197,887	6,565,891
Xcel Energy, Inc.	144,975	4,305,757

		14,620,612

Electrical Equipment 0.2%
Emerson Electric Co.	17,246	963,534

Electronic Equipment, Instruments & Components 0.7%
Molex, Inc.	50,513	1,479,021
TE Connectivity Ltd.	34,694	1,454,719

		2,933,740

Energy Equipment & Services 0.4%
Halliburton Co.	41,699	1,685,057

Food & Staples Retailing 1.3%
CVS Caremark Corp.	24,783	1,362,817
Sysco Corp.	68,563	2,411,361
Wal-Mart Stores, Inc.	22,313	1,669,682

		5,443,860

Food Products 1.9%
ConAgra Foods, Inc.	25,592	916,450
General Mills, Inc.	26,154	1,289,654
Kellogg Co.	14,073	906,723
Kraft Foods Group, Inc.	43,833	2,258,714
Mondelez International, Inc., Class A	82,836	2,535,610

		7,907,151

Health Care Equipment & Supplies 6.4%
Becton, Dickinson and Co.	38,161	3,648,573
Boston Scientific Corp.*	461,936	3,607,720
CareFusion Corp.*	218,713	7,652,768
Medtronic, Inc.	112,960	5,304,602

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	51,156	$3,337,417
Zimmer Holdings, Inc.	37,558	2,825,113

		26,376,193

Health Care Providers & Services 2.1%
Aetna, Inc.	28,192	1,441,175
Humana, Inc.	14,981	1,035,337
LifePoint Hospitals, Inc.*	44,954	2,178,471
UnitedHealth Group, Inc.	66,828	3,823,230

		8,478,213

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	48,481	1,662,898
International Game Technology	101,513	1,674,964
International Speedway Corp., Class A	85,720	2,801,330
Speedway Motorsports, Inc.	78,028	1,403,724

		7,542,916

Household Products 2.9%
Clorox Co. (The)	8,958	793,052
Energizer Holdings, Inc.	1,236	123,266
Kimberly-Clark Corp.	6,386	625,700
Procter & Gamble Co. (The)	137,469	10,593,361

		12,135,379

Industrial Conglomerates 3.6%
General Electric Co.	521,303	12,052,526
Koninklijke Philips Electronics NV	96,483	2,854,641

		14,907,167

Insurance 6.5%
ACE Ltd.	16,815	1,496,030
Allstate Corp. (The)	41,001	2,011,919
Berkshire Hathaway, Inc., Class A*	34	5,313,520
Chubb Corp. (The)	28,529	2,497,143
HCC Insurance Holdings, Inc.	42,927	1,804,222
Marsh & McLennan Cos., Inc.	95,705	3,633,919
MetLife, Inc.	94,031	3,575,059
Prudential Financial, Inc.	37,727	2,225,516
Reinsurance Group of America, Inc.	28,089	1,676,071
Travelers Cos., Inc. (The)	12,490	1,051,533
Unum Group	51,190	1,446,117

		26,731,049

Internet Software & Services 0.1%
Google, Inc., Class A*	740	587,582

Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	21,938	920,738

Metals & Mining 0.8%
Barrick Gold Corp.	44,936	1,321,118
Freeport-McMoRan Copper & Gold, Inc.	31,420	1,040,002
Newmont Mining Corp.	17,639	738,898

		3,100,018

Multiline Retail 0.8%
Target Corp.	46,266	3,166,908

Multi-Utilities 1.3%
PG&E Corp.	116,064	5,168,330

Oil, Gas & Consumable Fuels 16.3%
Apache Corp.	65,948	5,088,548
Chevron Corp.	101,131	12,016,385
Devon Energy Corp.	59,243	3,342,490
Exxon Mobil Corp.	201,394	18,147,613
Imperial Oil Ltd.	179,062	7,318,654
Occidental Petroleum Corp.	78,755	6,172,029
Peabody Energy Corp.	59,826	1,265,320
Southwestern Energy Co.*	56,204	2,094,161
Total SA	168,347	8,062,794
Ultra Petroleum Corp.*	148,659	2,988,046
Williams Partners LP	20,610	1,067,598

		67,563,638

Pharmaceuticals 8.4%
Eli Lilly & Co.	25,861	1,468,646
Hospira, Inc.*	100,223	3,290,321
Johnson & Johnson	129,911	10,591,644
Merck & Co., Inc.	167,700	7,417,371
Pfizer, Inc.	416,319	12,014,966

		34,782,948

Real Estate Investment Trusts (REITs) 1.3%
Annaly Capital Management, Inc.	92,862	1,475,577
Corrections Corp. of America	69,530	2,716,537
Piedmont Office Realty Trust, Inc., Class A	53,158	1,041,366

		5,233,480

Road & Rail 0.3%
CSX Corp.	53,242	1,311,350

Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	322,377	4,345,642
Intel Corp.	118,730	2,594,251
Marvell Technology Group Ltd.	84,398	892,931
Microchip Technology, Inc.	22,124	813,278
Teradyne, Inc.*	63,206	1,025,201

		9,671,303

Software 0.4%
Microsoft Corp.	36,170	1,034,824
Oracle Corp.	25,187	814,547

		1,849,371

Specialty Retail 1.8%
Bed Bath & Beyond, Inc.*	20,890	1,345,734
Lowe’s Cos., Inc.	155,686	5,903,613

		7,249,347

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	24,204	1,209,958

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc., Class B	21,771	$1,112,071

Total Common Stocks (cost $339,140,737)		405,829,957

Mutual Fund 1.2%

	Shares	Market Value
Money Market Fund 1.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (a)	4,774,407	4,774,407

Total Mutual Fund (cost $4,774,407)		4,774,407

Total Investments (cost $343,915,144) (b) — 99.2%		410,604,364
Other assets in excess of liabilities — 0.8%		3,381,823

NET ASSETS — 100.0%		$413,986,187

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2013.
(b)	At March 31, 2013, the tax basis cost of the Fund’s investments was $348,670,836, tax unrealized appreciation and depreciation were $65,552,027 and $(3,618,499), respectively.

LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

At March 31, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	UBS AG	4/30/13	(7,738,799)	$(7,564,956)	$(7,613,469)	$(48,513)
Euro	UBS AG	4/30/13	(6,443,955)	(8,301,748)	(8,261,686)	40,062
Japanese Yen	Credit Suisse International	4/30/13	(395,036,378)	(4,212,284)	(4,197,250)	15,034

Total Short Contracts				$(20,078,988)	$(20,072,405)	$6,583

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,684,604	$—	$—	$9,684,604
Air Freight & Logistics	668,216	—	—	668,216
Airlines	2,902,824	1,348,006	—	4,250,830
Automobiles	1,589,356	4,133,468	—	5,722,824
Beverages	4,309,517	—	—	4,309,517
Capital Markets	20,064,653	—	—	20,064,653
Commercial Banks	29,507,378	—	—	29,507,378
Commercial Services & Supplies	20,360,902	—	—	20,360,902
Communications Equipment	6,715,874	—	—	6,715,874
Computers & Peripherals	8,283,643	—	—	8,283,643
Containers & Packaging	3,957,507	—	—	3,957,507
Diversified Financial Services	8,961,207	—	—	8,961,207
Diversified Telecommunication Services	10,690,889	—	—	10,690,889
Electric Utilities	14,620,612	—	—	14,620,612
Electrical Equipment	963,534	—	—	963,534

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$2,933,740	$—	$—	$2,933,740
Energy Equipment & Services	1,685,057	—	—	1,685,057
Food & Staples Retailing	5,443,860	—	—	5,443,860
Food Products	7,907,151	—	—	7,907,151
Health Care Equipment & Supplies	26,376,193	—	—	26,376,193
Health Care Providers & Services	8,478,213	—	—	8,478,213
Hotels, Restaurants & Leisure	7,542,916	—	—	7,542,916
Household Products	12,135,379	—	—	12,135,379
Industrial Conglomerates	12,052,526	2,854,641	—	14,907,167
Insurance	26,731,049	—	—	26,731,049
Internet Software & Services	587,582	—	—	587,582
Life Sciences Tools & Services	920,738	—	—	920,738
Metals & Mining	3,100,018	—	—	3,100,018
Multiline Retail	3,166,908	—	—	3,166,908
Multi-Utilities	5,168,330	—	—	5,168,330
Oil, Gas & Consumable Fuels	59,500,844	8,062,794	—	67,563,638
Pharmaceuticals	34,782,948	—	—	34,782,948
Real Estate Investment Trusts (REITs)	5,233,480	—	—	5,233,480
Road & Rail	1,311,350	—	—	1,311,350
Semiconductors & Semiconductor Equipment	9,671,303	—	—	9,671,303
Software	1,849,371	—	—	1,849,371
Specialty Retail	7,249,347	—	—	7,249,347
Textiles, Apparel & Luxury Goods	1,209,958	—	—	1,209,958
Wireless Telecommunication Services	1,112,071	—	—	1,112,071

Total Common Stocks	$389,431,048	$16,398,909	$—	$405,829,957

Forward Foreign Currency Contracts	—	55,096	—	55,096
Mutual Fund	4,774,407	—	—	4,774,407

Total Assets	$394,205,455	$16,454,005	$—	$410,659,460

Liabilities:
Forward Foreign Currency Contracts	—	(48,513)	—	(48,513)

Total Liabilities	$—	$(48,513)	$—	$(48,513)

Total	$394,205,455	$16,405,492	$—	$410,610,947

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

American Century NVIT Multi Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 forward foreign currency contracts. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2013

		Fair Value
Assets:
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$55,096

Total		$55,096

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(48,513)

Total		$(48,513)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2013 (Unaudited)

American Funds NVIT Asset Allocation Fund

Mutual Fund 100.1%

	Shares	Market Value
Balanced Fund 100.1%
American Funds Asset Allocation Fund	211,426,482	$4,196,815,663

Total Mutual Fund (cost $3,373,475,996)		4,196,815,663

Total Investment (cost $3,373,475,996) (a) — 100.1%		4,196,815,663
Liabilities in excess of other assets — (0.1%)		(2,218,169)

NET ASSETS — 100.0%		$4,194,597,494

(a)	At March 31, 2013, the tax basis cost of the Fund’s investment was $3,376,670,218, tax unrealized appreciation and depreciation were $820,145,445 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

American Funds NVIT Asset Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

American Funds NVIT Bond Fund

Mutual Fund 100.1%

	Shares	Market Value
Fixed Income Fund 100.1%
American Funds Bond Fund	116,879,072	$1,319,564,727

Total Mutual Fund (cost $1,253,840,306)		1,319,564,727

Total Investment (cost $1,253,840,306) (a) — 100.1%		1,319,564,727
Liabilities in excess of other assets — (0.1)%		(725,302)

NET ASSETS — 100.0%		$1,318,839,425

(a)	At March 31, 2013, the tax basis cost of the Fund’s investment was $1,268,300,052, tax unrealized appreciation and depreciation were $51,264,675 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

American Funds NVIT Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

American Funds NVIT Global Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Global Growth Fund	7,471,866	$186,871,368

Total Mutual Fund (cost $151,879,380)		186,871,368

Total Investment (cost $151,879,380) (a) — 100.1%		186,871,368
Liabilities in excess of other assets — (0.1%)		(126,784)

NET ASSETS — 100.0%		$186,744,584

(a)	At March 31, 2013, the tax basis cost of the Fund’s investment was $164,857,160, tax unrealized appreciation and depreciation were $22,014,208 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

American Funds NVIT Global Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

American Funds NVIT Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Fund	4,697,245	$305,931,582

Total Mutual Fund (cost $248,930,340)		305,931,582

Total Investment (cost $248,930,340) (a) — 100.1%		305,931,582
Liabilities in excess of other assets — (0.1%)		(195,996)

NET ASSETS — 100.0%		$305,735,586

(a)	At March 31, 2013, the tax basis cost of the Fund’s investment was $274,545,995, tax unrealized appreciation and depreciation were $31,385,587 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

American Funds NVIT Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

American Funds NVIT Growth-Income Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Income Fund	33,184,745	$1,393,427,444

Total Mutual Fund (cost $1,046,595,142)		1,393,427,444

Total Investment (cost $1,046,595,142) (a) — 100.1%		1,393,427,444
Liabilities in excess of other assets — (0.1%)		(746,318)

NET ASSETS — 100.0%		$1,392,681,126

(a)	At March 31, 2013, the tax basis cost of the Fund’s investment was $1,077,821,925, tax unrealized appreciation and depreciation were $315,605,519 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

American Funds NVIT Growth-Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 98.5%

	Principal Amount	Market Value
Aerospace / Defense 0.7%
Altegrity, Inc., 11.75%, 05/01/16 (a)(b)	$475,000	$332,500
TransDigm, Inc. 7.75%, 12/15/18	825,000	905,438
5.50%, 10/15/20 (a)	250,000	260,625

		1,498,563

Automotive 5.3%
Affinia Group Holdings, Inc., 9.00%, 11/30/14	825,000	827,071
American Axle & Manufacturing, Inc. 6.25%, 03/15/21	225,000	230,625
6.63%, 10/15/22	1,100,000	1,138,499
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 06/15/21	650,000	725,563
Delphi Corp., 5.00%, 02/15/23	275,000	290,813
Exide Technologies, 8.63%, 02/01/18	750,000	644,063
IDQ Holdings, Inc., 11.50%, 04/01/17 (a)	525,000	577,500
International Automotive Components Group SL, 9.13%, 06/01/18 (a)	925,000	915,750
Jaguar Land Rover PLC 8.13%, 05/15/21 (a)	875,000	984,374
5.63%, 02/01/23 (a)	150,000	155,813
Lear Corp., 4.75%, 01/15/23 (a)	125,000	121,875
Motors Liquidation Co., 7.40%, 09/01/25*(b)(c)	2,500,000	0
Pittsburgh Glass Works LLC, 8.50%, 04/15/16 (a)	975,000	992,062
Schaeffler Finance BV 7.75%, 02/15/17 (a)	550,000	619,438
8.50%, 02/15/19 (a)	700,000	796,250
Tenneco, Inc., 7.75%, 08/15/18	275,000	302,500
Tomkins LLC/Tomkins, Inc., 9.00%, 10/01/18	500,000	556,875
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.63%, 09/01/17 (a)	450,000	501,750
UCI International, Inc., 8.63%, 02/15/19	1,225,000	1,267,874

		11,648,695

Building Materials 4.2%
Anixter, Inc., 5.63%, 05/01/19	550,000	584,375
Building Materials Corp. of America, 7.50%, 03/15/20 (a)	250,000	273,125
HD Supply, Inc., 10.50%, 01/15/21	75,000	78,000
Interline Brands, Inc. 7.50%, 11/15/18	725,000	786,625
10.00%, 11/15/18 (a)	775,000	858,313
Masonite International Corp., 8.25%, 04/15/21 (a)	1,050,000	1,165,499
Norcraft Cos. LP, 10.50%, 12/15/15	875,000	916,563
Nortek, Inc. 8.50%, 04/15/21 (a)	325,000	359,938
8.50%, 04/15/21	1,100,000	1,220,999
Ply Gem Industries, Inc. 9.38%, 04/15/17	125,000	137,500
8.25%, 02/15/18	875,000	952,656
Rexel SA 6.13%, 12/15/19 (a)	1,050,000	1,105,125
5.25%, 06/15/20 (a)	350,000	354,375
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.00%, 06/01/20 (a)	475,000	536,750
RSI Home Products, Inc., 6.88%, 03/01/18 (a)	225,000	228,375

		9,558,218

Chemicals 2.9%
Ashland, Inc. 3.88%, 04/15/18 (a)	125,000	126,563
4.75%, 08/15/22 (a)	100,000	101,750
Compass Minerals International, Inc., 8.00%, 06/01/19	350,000	379,750
Georgia Gulf Corp. 4.63%, 02/15/21 (a)	150,000	152,625
4.88%, 05/15/23 (a)	75,000	76,313
Hexion US Finance Corp. 8.88%, 02/01/18	600,000	621,000
6.63%, 04/15/20 (a)	425,000	426,063
9.00%, 11/15/20	500,000	475,000
Huntsman International LLC, 8.63%, 03/15/21	425,000	478,125
Koppers, Inc., 7.88%, 12/01/19	350,000	385,000
Omnova Solutions, Inc., 7.88%, 11/01/18	1,100,000	1,171,499
OXEA Finance & Cy SCA, Reg. S 9.50%, 07/15/17 (a)	768,000	833,279
Union Carbide Corp., 7.88%, 04/01/23	225,000	282,294
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 05/01/21 (a)	575,000	605,188

		6,114,449

Construction Machinery 0.2%
United Rentals North America, Inc. 7.38%, 05/15/20	75,000	83,250
7.63%, 04/15/22	75,000	83,813

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Construction Machinery (continued)
UR Merger Sub Corp., 8.38%, 09/15/20	$150,000	$167,250

		334,313

Consumer Products 2.9%
AOT Bedding Super Holdings LLC, 8.13%, 10/01/20 (a)	775,000	805,031
Apex Tool Group, 7.00%, 02/01/21 (a)	200,000	212,000
FGI Operating Co. LLC/FGI Finance, Inc., 7.88%, 05/01/20 (a)	800,000	840,000
Libbey Glass, Inc., 6.88%, 05/15/20	650,000	701,188
Prestige Brands, Inc., 8.13%, 02/01/20	175,000	197,531
ServiceMaster Co. 7.10%, 03/01/18	300,000	295,125
8.00%, 02/15/20	800,000	858,000
7.00%, 08/15/20 (a)	550,000	569,250
7.45%, 08/15/27	175,000	151,375
Spectrum Brands Escrow Corp., 6.38%, 11/15/20 (a)	500,000	536,875
Visant Corp., 10.00%, 10/01/17	1,150,000	1,049,375
Wolverine World Wide, Inc., 6.13%, 10/15/20 (a)	225,000	238,781

		6,454,531

Energy 8.7%
Antero Resources Finance Corp., 6.00%, 12/01/20 (a)	900,000	940,500
ATP Oil & Gas Corp., 11.88%, 05/01/15 *(d)	800,000	56,000
Basic Energy Services, Inc. 7.75%, 02/15/19	100,000	102,250
7.75%, 10/15/22	500,000	515,000
Berry Petroleum Co. 6.75%, 11/01/20	150,000	162,000
6.38%, 09/15/22	300,000	318,750
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20	450,000	480,375
Chaparral Energy, Inc., 9.88%, 10/01/20	1,175,000	1,357,124
Chesapeake Energy Corp. 6.78%, 03/15/19	325,000	339,219
6.63%, 08/15/20	325,000	355,063
6.88%, 11/15/20	225,000	245,250
5.38%, 06/15/21	175,000	175,656
5.75%, 03/15/23	200,000	202,750
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19 (a)	725,000	746,750
Cie Generale de Geophysique - Veritas 7.75%, 05/15/17	650,000	669,500
6.50%, 06/01/21	425,000	446,250
Comstock Resources, Inc., 7.75%, 04/01/19	450,000	474,750
Concho Resources, Inc. 7.00%, 01/15/21	550,000	605,000
5.50%, 04/01/23	300,000	311,250
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	475,000	536,750
EP Energy LLC/EP Energy Finance, Inc. 6.88%, 05/01/19	250,000	273,750
9.38%, 05/01/20	775,000	895,125
EPE Holdings LLC/EP Energy Bond Co., Inc., 8.13%, 12/15/17 (a)	300,000	315,000
Forbes Energy Services Ltd., 9.00%, 06/15/19	550,000	533,500
Forest Oil Corp., 7.25%, 06/15/19	775,000	775,000
Halcon Resources Corp., 9.75%, 07/15/20 (a)	400,000	442,000
Kodiak Oil & Gas Corp., 5.50%, 01/15/21 (a)	150,000	157,125
Linn Energy LLC/Linn Energy Finance Corp. 6.50%, 05/15/19	925,000	967,781
8.63%, 04/15/20	100,000	110,250
Lone Pine Resources Canada Ltd., 10.38%, 02/15/17	275,000	246,125
Oasis Petroleum, Inc., 6.50%, 11/01/21	800,000	872,000
Ocean Rig Norway AS, 6.50%, 10/01/17 (a)	275,000	277,750
PHI, Inc., 8.63%, 10/15/18	850,000	924,375
Plains Exploration & Production Co. 6.13%, 06/15/19	300,000	328,500
6.75%, 02/01/22	150,000	167,063
Range Resources Corp., 5.00%, 03/15/23 (a)	200,000	204,500
SandRidge Energy, Inc. 8.13%, 10/15/22	725,000	773,938
7.50%, 02/15/23	150,000	155,625
SESI LLC, 7.13%, 12/15/21	825,000	922,969
W&T Offshore, Inc., 8.50%, 06/15/19	1,025,000	1,114,687

		19,497,250

Entertainment 1.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 03/15/21 (a)	550,000	546,563
Cinemark USA, Inc. 7.38%, 06/15/21	825,000	921,937
5.13%, 12/15/22 (a)	50,000	50,250
HRP Myrtle Beach Operations LLC, 7.38%, 04/01/12 *(a)(b)(c)(d)(e)(f)	675,000	0
Regal Cinemas, Inc., 5.75%, 02/01/25	225,000	221,063
Six Flags Entertainment Corp., 5.25%, 01/15/21 (a)	600,000	600,750

		2,340,563

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Environmental 0.2%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)	$350,000	$377,125

Financial Institutions 5.0%
Ally Financial, Inc. 5.50%, 02/15/17	1,450,000	1,568,527
6.25%, 12/01/17	1,125,000	1,258,091
7.50%, 09/15/20	350,000	427,000
8.00%, 11/01/31	550,000	695,750
CIT Group, Inc., 5.25%, 03/15/18	2,300,000	2,484,000
International Lease Finance Corp. 6.25%, 05/15/19	2,250,000	2,463,749
5.88%, 08/15/22	550,000	592,797
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.63%, 03/15/20 (a)	250,000	261,875
5.88%, 03/15/22 (a)	450,000	475,875
Nuveen Investments, Inc., 9.50%, 10/15/20 (a)	1,000,000	1,045,000

		11,272,664

Food & Beverage 5.0%
ARAMARK Corp., 5.75%, 03/15/20 (a)	550,000	562,375
Dean Foods Co., 9.75%, 12/15/18	825,000	954,938
Del Monte Corp., 7.63%, 02/15/19	1,550,000	1,608,125
H.J. Heinz Co., 4.25%, 10/15/20 (a)	1,125,000	1,126,406
Michael Foods, Inc. 8.50%, 07/15/18 (a)	825,000	851,813
9.75%, 07/15/18	1,450,000	1,613,125
Pinnacle Foods Finance LLC, 8.25%, 09/01/17	875,000	940,078
Shearer’s Foods LLC/Chip Fin Corp., 9.00%, 11/01/19 (a)	300,000	328,500
Smithfield Foods, Inc., 6.63%, 08/15/22	925,000	1,008,250
US Foodservice, 8.50%, 06/30/19 (a)	2,075,000	2,202,093

		11,195,703

Food & Staples Retailing 0.0% †
Jitney-Jungle Stores of America, Inc.,expired maturity, 10.38%, 09/15/07 *(d)(e)	100,000	0

Gaming 2.7%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 05/15/18 (a)	1,000,000	1,067,500
Chester Downs & Marina LLC, 9.25%, 02/01/20 (a)	400,000	382,000
MGM Mirage, Inc. 8.63%, 02/01/19	450,000	524,250
6.75%, 10/01/20 (a)	125,000	132,500
7.75%, 03/15/22	1,375,000	1,526,250
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.50%, 06/15/19 (a)	550,000	600,875
Seminole Indian Tribe of Florida, 7.80%, 10/01/20 (a)	830,000	880,174
Station Casinos, Inc., 7.50%, 03/01/21 (a)	425,000	436,688
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.63%, 04/15/16 (a)	425,000	454,750

		6,004,987

Healthcare 10.3%
Biomet, Inc. 6.50%, 08/01/20 (a)	975,000	1,034,719
6.50%, 10/01/20 (a)	650,000	668,281
CDRT Holding Corp., 10.00%, 10/01/17 (a)	800,000	830,000
CRC Health Corp., 10.75%, 02/01/16 (b)	375,000	378,750
DaVita, Inc., 5.75%, 08/15/22	175,000	181,781
DJO Finance LLC/DJO Finance Corp. 9.75%, 10/15/17	275,000	286,688
8.75%, 03/15/18	225,000	250,875
7.75%, 04/15/18	1,050,000	1,071,000
9.88%, 04/15/18	250,000	274,375
Emergency Medical Services Corp., 8.13%, 06/01/19	1,200,000	1,317,000
Grifols, Inc., 8.25%, 02/01/18	775,000	852,500
HCA, Inc. 6.25%, 02/15/21	300,000	319,875
7.75%, 05/15/21	675,000	752,203
7.50%, 02/15/22	2,150,000	2,472,499
Series 1, 5.88%, 05/01/23	100,000	104,000
7.50%, 11/06/33	650,000	663,000
Hologic, Inc., 6.25%, 08/01/20	350,000	372,313
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 05/15/19	1,150,000	1,208,938
Jaguar Holding Co. I, 9.38%, 10/15/17 (a)	400,000	429,500
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)	1,100,000	1,262,250
Multiplan, Inc., 9.88%, 09/01/18 (a)	1,675,000	1,861,343
Omnicare, Inc., 7.75%, 06/01/20	1,175,000	1,301,313
Tenet Healthcare Corp., 4.50%, 04/01/21 (a)	350,000	343,000
Truven Health Analytics, Inc., 10.63%, 06/01/20 (a)	575,000	655,500
United Surgical Partners International, Inc., 9.00%, 04/01/20	700,000	792,750
Universal Hospital Services, Inc. 7.63%, 08/15/20	450,000	484,313
7.63%, 08/15/20 (a)	300,000	322,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Healthcare (continued)
Vanguard Health Holding LLC, 8.00%, 02/01/18	$1,000,000	$1,063,750
VWR Funding, Inc., 7.25%, 09/15/17 (a)	1,325,000	1,402,844

		22,957,860

Industrial — Other 4.0%
Amsted Industries, Inc., 8.13%, 03/15/18 (a)	125,000	134,375
Belden CDT, Inc., 5.50%, 09/01/22 (a)	700,000	717,500
Cleaver-Brooks, Inc., 8.75%, 12/15/19 (a)	400,000	431,500
Dematic SA/DH Services Luxembourg Sarl, 7.75%, 12/15/20 (a)	450,000	468,000
Dynacast International LLC/Dynacast Finance, Inc., 9.25%, 07/15/19	900,000	980,999
General Cable Corp., 5.75%, 10/01/22 (a)	500,000	510,000
Hillman Group, Inc. (The), 10.88%, 06/01/18	1,125,000	1,237,500
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22 (a)	875,000	914,374
Knowledge Learning Corp., 7.75%, 02/01/15 (a)	400,000	392,000
MasTec, Inc., 4.88%, 03/15/23	200,000	198,000
Maxim Crane Works LP, 12.25%, 04/15/15 (a)	500,000	523,750
Mcron Finance Sub LLC/Mcron Finance Corp., 8.38%, 05/15/19 (a)	350,000	386,750
Milacron LLC/Mcron Finance Corp., 7.75%, 02/15/21 (a)	150,000	155,063
MMI International Ltd., 8.00%, 03/01/17 (a)	125,000	128,125
Mueller Water Products, Inc. 7.38%, 06/01/17	625,000	642,969
8.75%, 09/01/20	229,000	260,488
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20 (a)	400,000	426,000
Thermon Industries, Inc., 9.50%, 05/01/17	467,000	518,370
Unifrax I LLC/Unifrax Holding Co., 7.50%, 02/15/19 (a)	200,000	206,000

		9,231,763

Lodging 0.1%
Choice Hotels International, Inc., 5.75%, 07/01/22	125,000	138,750

Media — Cable 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	975,000	1,051,781
6.63%, 01/31/22	600,000	643,500
5.13%, 02/15/23	75,000	72,750
5.75%, 09/01/23 (a)	225,000	225,563
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20 (a)	250,000	259,375
DISH DBS Corp. 4.63%, 07/15/17	200,000	207,500
5.88%, 07/15/22	975,000	1,022,531
Lynx II Corp., 6.38%, 04/15/23 (a)	200,000	209,500
Virgin Media Finance PLC, 4.88%, 02/15/22	425,000	430,313

		4,122,813

Media — Non-Cable 7.5%
AMC Networks, Inc., 7.75%, 07/15/21	925,000	1,047,562
Clear Channel Communications, Inc., 9.00%, 03/01/21	1,400,000	1,307,249
Clear Channel Worldwide Holdings, Inc. Series A, 7.63%, 03/15/20	200,000	206,750
Series B, 7.63%, 03/15/20	975,000	1,017,656
6.50%, 11/15/22 (a)	100,000	104,250
6.50%, 11/15/22 (a)	300,000	316,500
Crown Media Holdings, Inc., 10.50%, 07/15/19	1,275,000	1,437,562
Cumulus Media Holdings, Inc., 7.75%, 05/01/19	1,025,000	1,053,187
Entercom Radio LLC, 10.50%, 12/01/19	675,000	776,250
Entravision Communications Corp., 8.75%, 08/01/17	843,000	914,655
Intelsat Jackson Holdings SA 7.50%, 04/01/21	900,000	1,001,250
6.63%, 12/15/22 (a)	500,000	529,375
Intelsat Luxembourg SA 7.75%, 06/01/21 (a)	500,000	508,750
8.13%, 06/01/23 (a)	500,000	508,125
Lamar Media Corp. 5.88%, 02/01/22	275,000	297,688
5.00%, 05/01/23	425,000	425,000
Logo Merger Sub Corp., 8.38%, 10/15/20 (a)	800,000	828,000
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/18	275,000	305,250
4.50%, 10/01/20 (a)	350,000	349,563
Sirius XM Radio, Inc., 5.25%, 08/15/22 (a)	125,000	127,813
SSI Invest II, 11.13%, 06/01/18	1,325,000	1,470,750
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 04/01/19 (a)	725,000	792,063
XM Satellite Radio, Inc., 7.63%, 11/01/18 (a)	875,000	965,781

		16,291,029

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining 0.0%†
Aleris International, Inc., 9.00%, 12/15/14*(b)(d)(e)	$600,000	$60
Steel Dynamics, Inc., 5.25%, 04/15/23 (a)	75,000	76,031

		76,091

Packaging 4.6%
Ardagh Packaging Finance PLC 9.13%, 10/15/20 (a)	1,100,000	1,218,249
9.13%, 10/15/20 (a)	225,000	248,063
7.00%, 11/15/20 (a)	200,000	205,500
Berry Plastics Corp., 9.50%, 05/15/18	500,000	558,125
BOE Merger Corp., 9.50%, 11/01/17 (a)	475,000	511,219
BWAY Holding Co., 10.00%, 06/15/18	625,000	700,000
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23 (a)	150,000	145,500
Packaging Dynamics Corp., 8.75%, 02/01/16 (a)	550,000	575,438
Pactiv LLC, 7.95%, 12/15/25	250,000	237,500
Reynolds Group Issuer, Inc. 8.50%, 05/15/18	1,400,000	1,471,750
9.00%, 04/15/19	150,000	158,625
9.88%, 08/15/19	450,000	493,313
5.75%, 10/15/20	675,000	687,656
8.25%, 02/15/21	1,850,000	1,905,500
Sealed Air Corp.
6.50%, 12/01/20 (a)	575,000	629,625
8.38%, 09/15/21 (a)	550,000	629,750

		10,375,813

Paper 0.3%
Clearwater Paper Corp., 4.50%, 02/01/23 (a)	200,000	196,000
Longview Fibre Paper & Packaging, Inc., 8.00%, 06/01/16 (a)	550,000	576,125

		772,125

Restaurants 1.4%
DineEquity, Inc., 9.50%, 10/30/18	975,000	1,111,500
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	800,000	932,000
Seminole Hard Rock Entertainment, Inc., 2.78%, 03/15/14 (a)(f)	1,025,000	1,022,438

		3,065,938

Retailers 5.0%
Academy Ltd./Academy Finance Corp. 8.00%, 06/15/18 (a)	550,000	569,250
9.25%, 08/01/19 (a)	1,050,000	1,183,874
Claire’s Stores, Inc., 6.13%, 03/15/20 (a)	200,000	205,000
Gymboree Corp., 9.13%, 12/01/18	550,000	517,688
Jo-Ann Stores Holdings, Inc. 8.13%, 03/15/19 (a)	1,800,000	1,880,999
9.75%, 10/15/19 (a)	650,000	682,500
Limited Brands, Inc., 5.63%, 02/15/22	725,000	768,500
Michaels Stores, Inc., 7.75%, 11/01/18	1,000,000	1,092,499
Party City Holdings, Inc., 8.88%, 08/01/20 (a)	325,000	356,688
Petco Animal Supplies, Inc. 8.50%, 10/15/17 (a)	875,000	902,344
9.25%, 12/01/18 (a)	150,000	165,375
Sally Holdings LLC/Sally Capital, Inc. 6.88%, 11/15/19	725,000	802,938
5.75%, 06/01/22	125,000	130,469
United Auto Group, Inc., 5.75%, 10/01/22 (a)	250,000	260,625
Yankee Acquisition Corp., Series B, 9.75%, 02/15/17	775,000	804,070
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 02/15/16	750,000	773,438

		11,096,257

Services 1.2%
Garda World Security Corp., 9.75%, 03/15/17 (a)	1,275,000	1,367,437
Monitronics International, Inc., 9.13%, 04/01/20	625,000	660,938
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (a)	500,000	557,500

		2,585,875

Technology 14.1%
Advanced Micro Devices, Inc., 7.50%, 08/15/22 (a)	650,000	589,875
Allen Systems Group, Inc., 10.50%, 11/15/16 (a)(b)	325,000	206,375
Aspect Software, Inc., 10.63%, 05/15/17	450,000	450,000
Audatex North America, Inc., 6.75%, 06/15/18 (a)	875,000	938,438
CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	1,825,000	2,037,155
CommScope, Inc., 8.25%, 01/15/19 (a)	1,300,000	1,410,499
CoreLogic, Inc., 7.25%, 06/01/21	1,200,000	1,326,000
Emdeon, Inc., 11.00%, 12/31/19	825,000	950,813
Epicor Software Corp., 8.63%, 05/01/19	1,275,000	1,380,188
First Data Corp. 11.25%, 01/15/21 (a)	300,000	312,000
8.75%, 01/15/22 (a)	2,325,000	2,458,687

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Technology (continued)
Flextronics International Ltd. 4.63%, 02/15/20 (a)	$225,000	$227,250
5.00%, 02/15/23 (a)	250,000	249,375
Freescale Semiconductor, Inc., 10.75%, 08/01/20	420,000	476,700
IAC/InterActiveCorp, 4.75%, 12/15/22 (a)	575,000	562,063
iGATE Corp., 9.00%, 05/01/16	750,000	816,563
Igloo Holdings Corp., 9.00%, 12/15/17 (a)	725,000	748,563
Infor US, Inc. 11.50%, 07/15/18	1,600,000	1,879,999
9.38%, 04/01/19	450,000	510,188
Interactive Data Corp., 10.25%, 08/01/18	875,000	993,125
Iron Mountain, Inc., 5.75%, 08/15/24	150,000	149,813
Kemet Corp., 10.50%, 05/01/18	850,000	886,125
Lender Processing Services, Inc., 5.75%, 04/15/23	700,000	729,750
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 04/15/18	800,000	892,000
Mmodal, Inc., 10.75%, 08/15/20 (a)	550,000	473,000
NCR Corp. 4.63%, 02/15/21 (a)	425,000	422,875
5.00%, 07/15/22 (a)	225,000	225,563
Nuance Communications, Inc., 5.38%, 08/15/20 (a)	650,000	658,125
NXP BV/NXP Funding LLC 5.75%, 02/15/21 (a)	200,000	207,500
5.75%, 03/15/23 (a)	200,000	204,000
Seagate Technology HDD Holdings, 6.88%, 05/01/20	925,000	994,375
Serena Software, Inc., 10.38%, 03/15/16	325,000	329,875
Sophia LP/Sophia Finance, Inc., 9.75%, 01/15/19 (a)	1,225,000	1,365,875
Spansion LLC, 7.88%, 11/15/17	1,225,000	1,286,250
SunGard Data Systems, Inc. 7.38%, 11/15/18	225,000	240,750
6.63%, 11/01/19 (a)	525,000	542,063
Syniverse Holdings, Inc., 9.13%, 01/15/19	1,125,000	1,234,688
TransUnion Holding Co., Inc. 8.13%, 06/15/18 (a)	175,000	186,813
9.63%, 06/15/18	1,125,000	1,223,437
Viasystems, Inc., 7.88%, 05/01/19 (a)	675,000	705,375

		31,482,108

Textile 0.1%
PVH Corp., 4.50%, 12/15/22	150,000	147,750

Transportation 0.4%
Hertz Corp. (The), 7.50%, 10/15/18	775,000	855,406

Utility — Electric 1.3%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 6.88%, 08/15/17 (a)	175,000	184,188
10.00%, 12/01/20	425,000	481,844
11.75%, 03/01/22 (a)	500,000	575,000
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19 (a)(b)	151,290	133,309
NRG Energy, Inc. 7.63%, 05/15/19	900,000	972,000
8.25%, 09/01/20	275,000	310,406
6.63%, 03/15/23 (a)	125,000	132,500

		2,789,247

Utility — Natural Gas 3.2%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 05/15/23	650,000	641,875
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	400,000	429,000
El Paso Corp. 7.25%, 06/01/18	250,000	286,842
6.50%, 09/15/20	300,000	331,441
Energy Transfer Equity LP, 7.50%, 10/15/20	1,150,000	1,325,374
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20 (a)	500,000	531,250
Inergy Midstream LP/NRGM Finance Corp., 6.00%, 12/15/20 (a)	275,000	286,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	828,000	892,170
Regency Energy Partners LP/Regency Energy Finance Corp. 9.38%, 06/01/16	146,000	154,760
5.50%, 04/15/23	225,000	240,750
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (a)	175,000	181,563
Southern Star Central Corp., 6.75%, 03/01/16	600,000	607,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.50%, 10/01/18	949,000	1,029,665
7.38%, 08/01/21	126,000	138,915
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (a)	175,000	184,625

		7,261,730

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Communications 3.6%
Digicel Group Ltd. 8.25%, 09/01/17 (a)	$1,450,000	$1,533,374
10.50%, 04/15/18 (a)	325,000	361,563
8.25%, 09/30/20 (a)	525,000	556,500
MetroPCS Wireless, Inc. 6.63%, 11/15/20	375,000	391,875
6.63%, 04/01/23 (a)	800,000	816,000
Sprint Capital Corp, 9.00%, 11/15/18 (a)	950,000	1,174,438
Sprint Capital Corp. 6.90%, 05/01/19	675,000	740,813
6.88%, 11/15/28	2,500,000	2,556,249

		8,130,812

Wireline Communications 0.7%
Level 3 Financing, Inc. 8.88%, 06/01/19 (a)	150,000	163,875
8.13%, 07/01/19	825,000	907,499
7.00%, 06/01/20 (a)	225,000	235,688
8.63%, 07/15/20	300,000	334,500

		1,641,562

Total Corporate Bonds (cost $208,568,181)		219,319,990

Common Stocks 0.2%

	Shares	Market Value
Automotive 0.2%
General Motors Co. *	10,097	$280,899
Motors Liquidation Co. GUC Trust *	2,535	68,445

		349,344

Media — Non-Cable 0.0%
Idearc Litigation Trusts *(b)	1,375,000	0

Total Common Stocks (cost $289,621)		349,344

Mutual Fund 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (g)	861,334	$861,334

Total Mutual Fund (cost $861,334)		861,334

Total Investments (cost $209,719,136) (h) — 99.1%		220,530,668

Other assets in excess of liabilities — 0.9%		2,044,678

NET ASSETS — 100.0%		$222,575,346

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2013 was $85,967,641 which represents 38.63% of net assets.
(b)	Illiquid security.
(c)	Restricted security.
(d)	Security in default.
(e)	Fair Valued Security.
(f)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2013. The maturity date represents the actual maturity date.
(g)	Represents 7-day effective yield as of March 31, 2013.
(h)	At March 31, 2013, the tax basis cost of the Fund’s investments was $209,810,825, tax unrealized appreciation and depreciation were $13,658,392 and $(2,938,549), respectively.
†	Amount rounds to less than 0.1%.

AS	Stock Corporation
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
Reg. S	Regulation S
SA	Stock Company
SCA	Limited partnership with share capital

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Automotive	$349,344	$—	$—	$349,344
Media - Non-Cable	—	—	—	—

Total Common Stocks	$349,344	$—	$—	$349,344

Corporate Bonds
Aerospace / Defense	—	1,498,563	—	1,498,563
Automotive	—	11,648,695	—	11,648,695
Building Materials	—	9,558,218	—	9,558,218
Chemicals	—	6,114,449	—	6,114,449
Construction Machinery	—	334,313	—	334,313
Consumer Products	—	6,454,531	—	6,454,531
Energy	—	19,497,250	—	19,497,250
Entertainment	—	2,340,563	—	2,340,563
Environmental	—	377,125	—	377,125
Financial Institutions	—	11,272,664	—	11,272,664
Food & Beverage	—	11,195,703	—	11,195,703
Food & Staples Retailing	—	—	—	—
Gaming	—	6,004,987	—	6,004,987
Healthcare	—	22,957,860	—	22,957,860
Industrial - Other	—	9,231,763	—	9,231,763
Lodging	—	138,750	—	138,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Federated NVIT High Income Bond Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Media - Cable	$—	$4,122,813	$—	$4,122,813
Media - Non-Cable	—	16,291,029	—	16,291,029
Metals & Mining	—	76,031	60	76,091
Packaging	—	10,375,813	—	10,375,813
Paper	—	772,125	—	772,125
Restaurants	—	3,065,938	—	3,065,938
Retailers	—	11,096,257	—	11,096,257
Services	—	2,585,875	—	2,585,875
Technology	—	31,482,108	—	31,482,108
Textile	—	147,750	—	147,750
Transportation	—	855,406	—	855,406
Utility - Electric	—	2,789,247	—	2,789,247
Utility - Natural Gas	—	7,261,730	—	7,261,730
Wireless Communications	—	8,130,812	—	8,130,812
Wireline Communications	—	1,641,562	—	1,641,562

Total Corporate Bonds	$—	$219,319,930	$60	$219,319,990

Mutual Fund	861,334	—	—	861,334

Total	$1,210,678	$219,319,930	$60	$220,530,668

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 and Level 3.

For the period ended March 31, 2013, the Fund held two corporate bond investments that were categorized as Level 3 investments which were valued at $0.

For the period ended March 31, 2013, the Fund held one corporate bond that was categorized as a Level 3 investment which was valued at $60.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and sub-adviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2013 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

Mutual Funds 99.5%

	Shares	Market Value
Equity Funds 85.2%
DFA Emerging Markets Core Equity Portfolio	3,579	$72,340
DFA Real Estate Securities Portfolio	1,974	55,811
DFA U.S. Core Equity 1 Portfolio	17,477	240,655
DFA U.S. Small Cap Portfolio	4,520	115,248
DFA VA International Small Portfolio	9,153	99,039
DFA VA International Value Portfolio	16,836	190,584
DFA VA U.S. Large Value Portfolio	8,937	173,826

Total Equity Funds (cost $901,502)		947,503

Fixed Income Funds 12.4%
DFA VA Global Bond Portfolio	6,829	74,638
DFA VA Short-Term Fixed Portfolio	6,222	63,528

Total Fixed Income Funds (cost $137,653)		138,166

Money Market Fund 1.9%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	21,149	21,149

Total Money Market Fund (cost $21,149)		21,149

Total Mutual Funds (cost $1,060,304)		1,106,818

Total Investments (cost $1,060,304) (c) — 99.5%		1,106,818
Other assets in excess of liabilities — 0.5%		5,605

NET ASSETS — 100.0%		$1,112,423

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2013. (b) Investment in affiliate.
(c)	At March 31, 2013, the tax basis cost of the Fund’s investments was $1,060,335, tax unrealized appreciation and depreciation were $48,301 and $(1,818), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Loring Ward NVIT Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

Loring Ward NVIT Moderate Fund

Mutual Funds 99.6%

	Shares	Market Value
Equity Funds 66.0%
DFA U.S. Core Equity 1 Portfolio	18,109	$249,357
DFA U.S. Small Cap Portfolio	4,144	105,673
DFA VA International Small Portfolio	10,476	113,355
DFA VA International Value Portfolio	18,342	207,629
DFA VA U.S. Large Value Portfolio	8,193	159,361

Total Equity Funds (cost $809,061)		835,375

Fixed Income Funds 31.7%
DFA Intermediate Government Fixed Income Portfolio	15,989	207,380
DFA VA Short-Term Fixed Portfolio	19,061	194,608

Total Fixed Income Funds (cost $402,124)		401,988

Money Market Fund 1.9%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	24,298	24,298

Total Money Market Fund (cost $24,298)		24,298

Total Mutual Funds (cost $1,235,483)		1,261,661

Total Investments (cost $1,235,483) (c) — 99.6%		1,261,661
Other assets in excess of liabilities — 0.4%		5,517

NET ASSETS — 100.0%		$1,267,178

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2013.
(b)	Investment in affiliate.
(c)	At March 31, 2013, the tax basis cost of the Fund’s investments was $1,235,824, tax unrealized appreciation and depreciation were $26,664 and $(827), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Loring Ward NVIT Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 98.7%

	Shares	Market Value
Aerospace & Defense 5.5%
Boeing Co. (The)	105,000	$9,014,250
Raytheon Co.	60,000	3,527,400

		12,541,650

Chemicals 3.7%
Methanex Corp.	100,000	4,063,000
Scotts Miracle-Gro Co. (The), Class A	100,000	4,324,000

		8,387,000

Commercial Services & Supplies 0.4%
Knoll, Inc.	50,000	906,500

Computers & Peripherals 1.9%
Apple, Inc.	10,000	4,426,300

Containers & Packaging 3.2%
Sealed Air Corp.	300,000	7,233,000

Diversified Financial Services 3.5%
JPMorgan Chase & Co.	170,000	8,068,200

Electrical Equipment 4.9%
ABB Ltd., ADR-CH*	300,000	6,828,000
Rockwell Automation, Inc.	50,000	4,317,500

		11,145,500

Energy Equipment & Services 4.3%
McDermott International, Inc. *	275,000	3,022,250
Schlumberger Ltd.	90,000	6,740,100

		9,762,350

Food Products 7.5%
ConAgra Foods, Inc.	205,000	7,341,050
Kraft Foods Group, Inc.	100,000	5,153,000
Mondelez International, Inc., Class A	155,000	4,744,550

		17,238,600

Gas Utilities 3.2%
National Fuel Gas Co.	120,000	7,362,000

Health Care Equipment & Supplies 2.3%
Hill-Rom Holdings, Inc.	150,000	5,283,000

Health Care Providers & Services 7.0%
Cardinal Health, Inc.	95,000	3,953,900
HCA Holdings, Inc.	180,000	7,313,400
Henry Schein, Inc. *	50,000	4,627,500

		15,894,800

Hotels, Restaurants & Leisure 5.5%
Darden Restaurants, Inc.	100,000	5,168,000
Hyatt Hotels Corp., Class A *	170,000	7,349,100

		12,517,100

Household Products 3.5%
Procter & Gamble Co. (The)	105,000	8,091,300

Industrial Conglomerates 3.2%
3M Co.	70,000	7,441,700

Insurance 3.9%
Berkshire Hathaway, Inc., Class B *	85,000	8,857,000

Leisure Equipment & Products 3.2%
Mattel, Inc.	165,000	7,225,350

Media 3.3%
Omnicom Group, Inc.	130,000	7,657,000

Oil, Gas & Consumable Fuels 6.9%
Cenovus Energy, Inc.	245,000	7,592,550
Range Resources Corp.	100,000	8,104,000

		15,696,550

Pharmaceuticals 3.3%
Pfizer, Inc.	260,000	7,503,600

Professional Services 3.1%
Nielsen Holdings NV	200,000	7,164,000

Road & Rail 3.6%
CSX Corp.	330,000	8,127,900

Software 3.2%
Activision Blizzard, Inc.	500,000	7,285,000

Specialty Retail 3.7%
Bed Bath & Beyond, Inc. *	130,000	8,374,600

Textiles, Apparel & Luxury Goods 4.9%
Deckers Outdoor Corp. *	50,000	2,784,500
Hanesbrands, Inc. *	185,000	8,428,600

		11,213,100

Total Common Stocks (cost $201,564,516)		225,403,100

Mutual Fund 0.7%

	Shares	Market Value
Money Market Fund 0.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (a)	1,591,031	$1,591,031

Total Mutual Fund (cost $1,591,031)		1,591,031

Total Investments (cost $203,155,547) (b) — 99.4%		226,994,131
Other assets in excess of liabilities — 0.6%		1,416,672

NET ASSETS — 100.0%		$228,410,803

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2013.
(b)	At March 31, 2013, the tax basis cost of the Fund’s investments was $203,356,651, tax unrealized appreciation and depreciation were $24,954,799 and $(1,317,319), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

ADR	American Depositary Receipt
CH	Switzerland
Ltd.	Limited
NV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2013 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 97.7%

	Shares	Market Value
Auto Components 2.0%
BorgWarner, Inc. *	48,375	$3,741,322

Biotechnology 1.2%
Biogen Idec, Inc. *	11,625	2,242,579

Capital Markets 4.2%
BlackRock, Inc.	15,339	3,940,282
Lazard Ltd., Class A	115,970	3,958,056

		7,898,338

Chemicals 4.6%
Ecolab, Inc.	45,111	3,617,000
Novozymes A/S, Class B	47,565	1,615,134
Praxair, Inc.	31,286	3,489,640

		8,721,774

Commercial Services & Supplies 1.5%
Herman Miller, Inc.	105,329	2,914,453

Consumer Finance 4.1%
American Express Co.	114,180	7,702,583

Diversified Financial Services 5.4%
CME Group, Inc.	59,047	3,624,895
IntercontinentalExchange, Inc. *	40,135	6,544,815

		10,169,710

Electronic Equipment, Instruments & Components 2.7%
National Instruments Corp.	152,681	5,000,303

Energy Equipment & Services 2.7%
Cameron International Corp. *	77,955	5,082,666

Food Products 7.8%
J.M. Smucker Co. (The)	46,747	4,635,433
McCormick & Co., Inc., Non-Voting Shares	47,040	3,459,792
Unilever NV, NYRS-NL	159,482	6,538,762

		14,633,987

Health Care Equipment & Supplies 5.9%
Becton, Dickinson and Co.	57,676	5,514,402
Covidien PLC	82,413	5,590,898

		11,105,300

Household Durables 3.7%
Newell Rubbermaid, Inc.	270,178	7,051,646

Household Products 3.2%
Procter & Gamble Co. (The)	79,346	6,114,403

Industrial Conglomerates 7.9%
3M Co.	54,308	5,773,483
Danaher Corp.	147,859	9,189,437

		14,962,920

Information Technology Services 1.4%
MasterCard, Inc., Class A	4,865	2,632,597

Insurance 3.9%
Progressive Corp. (The)	291,621	7,369,263

Internet Software & Services 2.9%
Google, Inc., Class A *	7,002	5,559,798

Machinery 1.9%
Pall Corp.	51,342	3,510,253

Media 2.6%
Scripps Networks Interactive, Inc.,
Class A	76,848	4,944,400

Multiline Retail 1.9%
Target Corp.	52,547	3,596,842

Oil, Gas & Consumable Fuels 7.1%
BG Group PLC	351,041	6,040,731
Cimarex Energy Co.	26,634	2,009,269
Noble Energy, Inc.	45,325	5,242,290

		13,292,290

Pharmaceuticals 2.9%
Roche Holding AG, ADR-CH	94,093	5,513,850

Road & Rail 1.9%
J.B. Hunt Transport Services, Inc.	47,910	3,568,337

Semiconductors & Semiconductor Equipment 9.7%
Altera Corp.	249,584	8,852,745
Texas Instruments, Inc.	264,626	9,388,930

		18,241,675

Specialty Retail 2.7%
O’Reilly Automotive, Inc. *	48,930	5,017,771

Trading Companies & Distributors 1.9%
W.W. Grainger, Inc.	15,948	3,587,981

Total Common Stocks (cost $131,585,998)		184,177,041

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Mutual Fund 2.0%

	Shares	Market Value
Money Market Fund 2.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (a)	3,857,072	$3,857,072

Total Mutual Fund (cost $3,857,072)		3,857,072

Total Investments (cost $135,443,070) (b) — 99.7%		188,034,113
Other assets in excess of liabilities — 0.3%		558,792

NET ASSETS — 100.0%		$188,592,905

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2013.
(b)	At March 31, 2013, the tax basis cost of the Fund’s investments was $136,485,635, tax unrealized appreciation and depreciation were $51,548,478 and $0, respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$3,741,322	$—	$—	$3,741,322
Biotechnology	2,242,579	—	—	2,242,579
Capital Markets	7,898,338	—	—	7,898,338
Chemicals	7,106,640	1,615,134	—	8,721,774
Commercial Services & Supplies	2,914,453	—	—	2,914,453
Consumer Finance	7,702,583	—	—	7,702,583
Diversified Financial Services	10,169,710	—	—	10,169,710
Electronic Equipment, Instruments & Components	5,000,303	—	—	5,000,303
Energy Equipment & Services	5,082,666	—	—	5,082,666
Food Products	14,633,987	—	—	14,633,987
Health Care Equipment & Supplies	11,105,300	—	—	11,105,300
Household Durables	7,051,646	—	—	7,051,646
Household Products	6,114,403	—	—	6,114,403
Industrial Conglomerates	14,962,920	—	—	14,962,920
Information Technology Services	2,632,597	—	—	2,632,597

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Insurance	$7,369,263	$—	$—	$7,369,263
Internet Software & Services	5,559,798	—	—	5,559,798
Machinery	3,510,253	—	—	3,510,253
Media	4,944,400	—	—	4,944,400
Multiline Retail	3,596,842	—	—	3,596,842
Oil, Gas & Consumable Fuels	7,251,559	6,040,731	—	13,292,290
Pharmaceuticals	5,513,850	—	—	5,513,850
Road & Rail	3,568,337	—	—	3,568,337
Semiconductors & Semiconductor Equipment	18,241,675	—	—	18,241,675
Specialty Retail	5,017,771	—	—	5,017,771
Trading Companies & Distributors	3,587,981	—	—	3,587,981

Total Common Stocks	$176,521,176	$7,655,865	$—	$184,177,041

Mutual Fund	3,857,072	—	—	3,857,072

Total	$180,378,248	$7,655,865	$—	$188,034,113

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.3%

	Principal Amount	Market Value
Automobiles 0.2%
Ally Auto Receivables Trust Series 2010-4, Class A4, 1.35%, 12/15/15	$1,150,000	$1,157,485
Series 2012-4, Class A4, 0.80%, 10/16/17	1,500,000	1,500,344

		2,657,829

Credit Card 0.1%
Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	1,000,000	998,397
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	1,175,000	1,333,570

		2,331,967

Other 0.0% †
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6, 6.62%, 03/01/16	250,000	268,349

Total Asset-Backed Securities (cost $5,229,324)		5,258,145

Commercial Mortgage Backed Securities 1.8%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-3, Class AM, 4.73%, 07/10/43	1,200,000	1,281,280
Series 2007-1, Class A4, 5.45%, 01/15/49	2,295,000	2,605,130
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,991,000	2,095,970
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 6.05%, 12/10/49 (a)	3,271,583	3,871,435
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43 (a)	2,820,000	3,027,312
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 5.81%, 05/15/46 (a)	2,080,000	2,427,314
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4 5.74%, 12/10/49	1,750,000	2,020,942
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (a)	2,224,000	2,408,592
Series 2006-LDP7, Class A4, 5.87%, 04/15/45 (a)	3,339,000	3,782,520
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	3,000,000	3,377,850
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (a)	420,000	471,016
Series 2011-C5, Class A3, 4.17%, 08/15/46	950,000	1,062,133
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 5.94%, 08/12/49 (a)	800,000	930,662
Morgan Stanley Capital I, Inc., Series 2012-C4, Class A2 2.11%, 03/15/45	1,000,000	1,035,243
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.73%, 05/15/43 (a)	800,000	909,462
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,000,000	2,263,960
Series 2007-C33, Class A4, 5.93%, 02/15/51 (a)	1,945,000	2,229,713

Total Commercial Mortgage Backed Securities (cost $29,724,226)		35,800,534

Corporate Bonds 22.8%

	Principal Amount	Market Value
Aerospace & Defense 0.5%
Boeing Co. (The), 4.88%, 02/15/20	500,000	593,237
Embraer SA, 5.15%, 06/15/22	350,000	381,063
General Dynamics Corp. 1.00%, 11/15/17	500,000	496,524
3.88%, 07/15/21	100,000	110,495
Goodrich Corp., 6.29%, 07/01/16	354,000	407,443
L-3 Communications Corp. 3.95%, 11/15/16	150,000	162,040
5.20%, 10/15/19	500,000	570,067
Lockheed Martin Corp., 4.07%, 12/15/42 (b)	643,000	588,070
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	534,762

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)
Raytheon Co. 6.40%, 12/15/18	$206,000	$256,414
3.13%, 10/15/20	250,000	264,030
4.70%, 12/15/41	150,000	163,224
United Technologies Corp. 4.88%, 05/01/15	545,000	594,270
1.80%, 06/01/17	600,000	618,892
4.50%, 04/15/20	750,000	869,298
6.13%, 07/15/38	400,000	520,697
4.50%, 06/01/42	500,000	532,934

		7,663,460

Airlines 0.0% †
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	350,000	366,188
Southwest Airlines Co., 5.13%, 03/01/17	147,000	161,548
United Airlines Pass Through Trust, Series 2009-2A, 9.75%, 01/15/17	371,235	430,633

		958,369

Auto Components 0.0% †
Johnson Controls, Inc. 4.25%, 03/01/21	150,000	164,676
3.75%, 12/01/21	600,000	637,408

		802,084

Automobiles 0.0% †
Ford Motor Co. 7.45%, 07/16/31	500,000	632,358
4.75%, 01/15/43	350,000	325,746

		958,104

Beverages 0.5%
Anheuser-Busch Cos. LLC 5.00%, 03/01/19	236,000	276,359
5.75%, 04/01/36	324,000	395,958
6.00%, 11/01/41	147,000	188,457
Anheuser-Busch InBev Finance, Inc., 4.00%, 01/17/43	500,000	488,894
Anheuser-Busch InBev Worldwide, Inc. 2.88%, 02/15/16	250,000	264,935
1.38%, 07/15/17	1,000,000	1,008,325
7.75%, 01/15/19	1,000,000	1,314,110
5.00%, 04/15/20	275,000	326,120
4.38%, 02/15/21	150,000	171,708
Beam, Inc., 5.38%, 01/15/16	48,000	53,281
Coca-Cola Co. (The) 1.80%, 09/01/16	480,000	496,218
1.15%, 04/01/18	500,000	500,603
3.15%, 11/15/20	450,000	486,089
Diageo Capital PLC, 4.83%, 07/15/20	600,000	701,645
Diageo Finance BV, 5.30%, 10/28/15	649,000	722,314
Dr Pepper Snapple Group, Inc. 2.90%, 01/15/16	250,000	263,612
2.70%, 11/15/22	250,000	247,090
Molson Coors Brewing Co., 5.00%, 05/01/42	250,000	264,690
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	206,000	282,061
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	475,497
PepsiCo, Inc. 2.50%, 05/10/16	400,000	420,746
7.90%, 11/01/18	700,000	931,986
3.13%, 11/01/20	300,000	321,240
5.50%, 01/15/40	250,000	304,241

		10,906,179

Biotechnology 0.2%
Amgen, Inc. 2.30%, 06/15/16	250,000	260,176
3.45%, 10/01/20	600,000	641,743
6.40%, 02/01/39	600,000	745,336
5.15%, 11/15/41	400,000	429,209
5.38%, 05/15/43	300,000	333,732
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	158,321
Celgene Corp. 3.95%, 10/15/20	400,000	432,768
3.25%, 08/15/22	300,000	303,407
Genentech, Inc., 5.25%, 07/15/35	88,000	102,970
Gilead Sciences, Inc. 3.05%, 12/01/16	100,000	107,037
4.50%, 04/01/21	200,000	226,822
4.40%, 12/01/21	600,000	675,376

		4,416,897

Building Products 0.0% †
Owens Corning 9.00%, 06/15/19	17,000	21,781
4.20%, 12/15/22	250,000	255,687

		277,468

Capital Markets 1.1%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	178,442
Bear Stearns Cos. LLC (The) 5.70%, 11/15/14	369,000	397,695
5.30%, 10/30/15	177,000	195,602
4.65%, 07/02/18	354,000	399,463
Credit Suisse USA, Inc. 5.85%, 08/16/16	400,000	458,319
7.13%, 07/15/32	555,000	776,292
Deutsche Bank AG, 3.25%, 01/11/16	775,000	821,369

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
Franklin Resources, Inc., 2.80%, 09/15/22	$500,000	$506,271
Goldman Sachs Group, Inc. (The) 5.13%, 01/15/15	664,000	709,396
5.35%, 01/15/16	577,000	638,255
3.63%, 02/07/16	1,105,000	1,173,502
5.63%, 01/15/17	1,000,000	1,119,588
6.00%, 06/15/20	1,000,000	1,180,215
5.25%, 07/27/21	500,000	566,535
5.75%, 01/24/22	500,000	581,362
3.63%, 01/22/23	750,000	755,275
6.13%, 02/15/33	1,150,000	1,322,739
6.75%, 10/01/37	500,000	560,295
Jefferies Group, Inc. 5.13%, 04/13/18	500,000	545,000
5.13%, 01/20/23	250,000	264,694
Morgan Stanley 4.75%, 04/01/14 (c)	590,000	609,963
6.00%, 04/28/15	250,000	272,321
3.45%, 11/02/15	450,000	471,589
1.75%, 02/25/16	500,000	503,894
3.80%, 04/29/16	275,000	291,754
5.45%, 01/09/17	1,325,000	1,483,111
7.30%, 05/13/19	700,000	866,235
5.63%, 09/23/19	1,000,000	1,149,880
5.75%, 01/25/21	300,000	346,676
5.50%, 07/28/21	250,000	286,602
4.88%, 11/01/22	500,000	530,056
7.25%, 04/01/32	324,000	416,958
Nomura Holdings, Inc., 4.13%, 01/19/16	400,000	423,495
UBS AG 5.88%, 07/15/16	1,121,000	1,258,186
5.88%, 12/20/17	350,000	415,129

		22,476,158

Chemicals 0.3%
Albemarle Corp., 5.10%, 02/01/15	118,000	126,080
Dow Chemical Co. (The) 5.90%, 02/15/15	300,000	327,900
4.25%, 11/15/20	400,000	439,266
4.13%, 11/15/21	650,000	695,850
9.40%, 05/15/39	260,000	413,445
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	385,000	444,527
2.80%, 02/15/23	250,000	253,908
4.90%, 01/15/41	300,000	341,732
Eastman Chemical Co. 3.00%, 12/15/15	250,000	262,491
3.60%, 08/15/22	600,000	623,231
Ecolab, Inc. 3.00%, 12/08/16	1,000,000	1,062,970
4.35%, 12/08/21	150,000	165,502
Lubrizol Corp. 5.50%, 10/01/14	354,000	380,342
6.50%, 10/01/34	147,000	195,057
Mosaic Co. (The), 3.75%, 11/15/21	250,000	263,186
Praxair, Inc. 4.05%, 03/15/21	200,000	222,849
3.00%, 09/01/21	450,000	469,087
RPM International, Inc., 3.45%, 11/15/22	350,000	346,904

		7,034,327

Commercial Banks 2.6%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	200,000	212,674
American Express Centurion Bank, 0.88%, 11/13/15	500,000	499,987
Bank of America NA 6.00%, 06/15/16	295,000	332,134
5.30%, 03/15/17	200,000	224,096
Bank of Montreal, 1.75%, 04/29/14	600,000	608,126
Bank of New York Mellon Corp. (The) 4.30%, 05/15/14	500,000	521,611
1.20%, 02/20/15	500,000	505,660
2.30%, 07/28/16	200,000	209,511
1.30%, 01/25/18	500,000	503,090
Bank of Nova Scotia 2.05%, 10/07/15	500,000	515,179
2.90%, 03/29/16	700,000	742,176
Bank One Corp., 8.00%, 04/29/27	290,000	415,890
Barclays Bank PLC 5.20%, 07/10/14	550,000	579,806
5.13%, 01/08/20	500,000	575,181
5.14%, 10/14/20	250,000	268,219
BB&T Corp. 2.05%, 04/28/14	600,000	609,997
3.20%, 03/15/16	500,000	531,713
2.15%, 03/22/17	850,000	874,847
BBVA US Senior SAU, 4.66%, 10/09/15	350,000	358,916
BNP Paribas SA 3.60%, 02/23/16 (c)	750,000	796,241
5.00%, 01/15/21	250,000	281,895
Capital One Financial Corp. 5.25%, 02/21/17	304,000	343,100
4.75%, 07/15/21	800,000	902,662
Capital One NA, 1.50%, 03/22/18	300,000	297,081
Comerica, Inc., 4.80%, 05/01/15	177,000	189,559
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.13%, 10/13/15	250,000	257,472
3.38%, 01/19/17	500,000	535,307
1.70%, 03/19/18	250,000	248,877
3.88%, 02/08/22	500,000	527,429
5.25%, 05/24/41	175,000	197,943
Credit Suisse, 4.38%, 08/05/20	400,000	451,164
Deutsche Bank Financial LLC, 5.38%, 03/02/15	177,000	188,750
Discover Bank, 7.00%, 04/15/20	400,000	497,927

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
Export-Import Bank of Korea 4.00%, 01/29/21	$600,000	$645,918
5.00%, 04/11/22	500,000	578,143
Fifth Third Bancorp 3.63%, 01/25/16	750,000	801,753
3.50%, 03/15/22	700,000	729,347
HSBC Bank USA NA 4.63%, 04/01/14	590,000	612,273
5.63%, 08/15/35	250,000	280,291
HSBC Holdings PLC 5.10%, 04/05/21	500,000	577,736
4.88%, 01/14/22	500,000	571,088
6.50%, 05/02/36	400,000	490,399
6.50%, 09/15/37	600,000	734,930
Intesa Sanpaolo SpA, 3.88%, 01/16/18	500,000	483,475
JPMorgan Chase Bank NA 6.00%, 07/05/17	2,210,000	2,588,044
6.00%, 10/01/17	1,000,000	1,177,948
KeyBank NA 5.80%, 07/01/14	147,000	156,032
6.95%, 02/01/28	225,000	279,730
Korea Development Bank (The), 3.25%, 03/09/16	700,000	738,826
Korea Finance Corp., 4.63%, 11/16/21	200,000	224,372
Kreditanstalt fuer Wiederaufbau 3.50%, 03/10/14	2,165,000	2,230,166
4.13%, 10/15/14	708,000	748,431
0.63%, 04/24/15	500,000	502,452
4.38%, 07/21/15	2,145,000	2,336,119
2.63%, 02/16/16 (c)	500,000	530,000
5.13%, 03/14/16	350,000	396,585
0.50%, 04/19/16	500,000	499,343
2.00%, 06/01/16	500,000	522,100
4.38%, 03/15/18	600,000	695,958
2.75%, 09/08/20	400,000	430,160
2.00%, 10/04/22	1,000,000	985,590
Landwirtschaftliche Rentenbank 2.13%, 07/15/16	250,000	261,825
5.13%, 02/01/17	750,000	872,700
Manufacturers & Traders Trust Co., 1.45%, 03/07/18	500,000	500,583
Mellon Funding Corp., 5.00%, 12/01/14	265,000	283,162
National Australia Bank Ltd., 1.60%, 08/07/15	500,000	508,732
National City Corp., 4.90%, 01/15/15	354,000	379,671
Oesterreichische Kontrollbank AG 4.50%, 03/09/15	236,000	254,101
4.88%, 02/16/16	350,000	391,160
PNC Bank NA, 2.95%, 01/30/23	250,000	248,536
PNC Funding Corp. 5.25%, 11/15/15	354,000	391,825
2.70%, 09/19/16	500,000	526,388
5.13%, 02/08/20	500,000	585,234
Royal Bank of Canada 1.45%, 10/30/14	300,000	304,484
2.88%, 04/19/16	500,000	529,217
Royal Bank of Scotland PLC (The) 4.38%, 03/16/16	1,000,000	1,088,362
5.63%, 08/24/20	500,000	581,250
Societe Generale SA, 2.75%, 10/12/17	250,000	256,054
State Street Corp., 4.38%, 03/07/21	600,000	683,728
Sumitomo Mitsui Banking Corp., 3.00%, 01/18/23 (c)	500,000	500,029
SunTrust Banks, Inc. 3.60%, 04/15/16	150,000	160,627
3.50%, 01/20/17	550,000	588,913
Toronto-Dominion Bank (The), 2.38%, 10/19/16	250,000	261,549
US Bancorp 1.65%, 05/15/17	500,000	509,527
4.13%, 05/24/21	150,000	167,981
US Bank NA 4.95%, 10/30/14	265,000	282,324
4.80%, 04/15/15	133,000	144,012
Wachovia Bank NA, 6.60%, 01/15/38	1,000,000	1,324,386
Wells Fargo & Co. 1.50%, 07/01/15	1,000,000	1,016,522
3.68%, 06/15/16 (d)	1,500,000	1,621,969
5.13%, 09/15/16	206,000	232,617
4.60%, 04/01/21	500,000	571,027
5.38%, 02/07/35	457,000	533,977
Wells Fargo Capital X, 5.95%, 12/01/86	275,000	276,225
Westpac Banking Corp. 4.20%, 02/27/15	1,000,000	1,066,999
1.60%, 01/12/18	500,000	505,643

		54,762,768

Commercial Services & Supplies 0.1%
ADT Corp. (The), 2.25%, 07/15/17 (b)	400,000	401,541
GATX Corp., 2.38%, 07/30/18	350,000	354,002
Republic Services, Inc., 5.25%, 11/15/21	800,000	935,160
Science Applications International Corp., 5.50%, 07/01/33	177,000	178,494
Waste Management, Inc. 6.38%, 03/11/15	500,000	552,332
7.00%, 07/15/28	162,000	216,958

		2,638,487

Communications Equipment 0.1%
Cisco Systems, Inc. 5.50%, 02/22/16	425,000	482,998
4.95%, 02/15/19	200,000	236,082
5.90%, 02/15/39	500,000	625,935
Motorola Solutions, Inc., 7.50%, 05/15/25	206,000	260,806

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	$250,000	$259,938

		1,865,759

Computers & Peripherals 0.2%
Dell, Inc. 4.63%, 04/01/21 (c)	100,000	97,817
7.10%, 04/15/28	206,000	215,539
Hewlett-Packard Co. 1.55%, 05/30/14	300,000	301,217
2.35%, 03/15/15	600,000	612,136
5.50%, 03/01/18	800,000	897,079
3.75%, 12/01/20	500,000	496,396
4.65%, 12/09/21 (c)	600,000	622,141

		3,242,325

Construction & Engineering 0.0% †
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	104,995

Construction Materials 0.0% †
CRH America, Inc., 6.00%, 09/30/16	385,000	438,027

Consumer Finance 0.5%
American Express Co. 6.15%, 08/28/17	200,000	239,240
2.65%, 12/02/22	971,000	951,533
6.80%, 09/01/66 (a)	290,000	312,475
American Express Credit Corp., 2.75%, 09/15/15	500,000	522,786
Boeing Capital Corp., 2.90%, 08/15/18	400,000	428,236
Ford Motor Credit Co. LLC 2.50%, 01/15/16	250,000	254,836
4.25%, 02/03/17	1,000,000	1,070,182
3.00%, 06/12/17	350,000	358,953
5.88%, 08/02/21	1,000,000	1,143,932
HSBC Finance Corp., 6.68%, 01/15/21	895,000	1,059,086
John Deere Capital Corp., 1.30%, 03/12/18	750,000	752,687
ORIX Corp., 5.00%, 01/12/16	200,000	215,700
SLM Corp. 6.25%, 01/25/16	300,000	327,743
6.00%, 01/25/17	500,000	543,750
8.45%, 06/15/18	150,000	177,750
8.00%, 03/25/20	250,000	290,000
Toyota Motor Credit Corp. 1.25%, 11/17/14	250,000	253,123
0.88%, 07/17/15	400,000	402,533
2.80%, 01/11/16	600,000	633,272
3.30%, 01/12/22	500,000	530,154

		10,467,971

Distributors 0.0% †
Arrow Electronics, Inc., 4.50%, 03/01/23	250,000	252,161
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	109,164

		361,325

Diversified Financial Services 2.2%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	104,120
Associates Corp. of North America, 6.95%, 11/01/18	339,000	414,014
AXA Financial, Inc., 7.00%, 04/01/28	133,000	160,845
Bank of America Corp. 4.75%, 08/01/15	619,000	666,377
5.25%, 12/01/15	737,000	800,033
Series 1, 3.75%, 07/12/16	750,000	797,675
5.63%, 10/14/16	1,460,000	1,644,638
3.88%, 03/22/17	500,000	537,881
2.00%, 01/11/18	600,000	597,146
Series L, 5.65%, 05/01/18	3,200,000	3,701,781
5.63%, 07/01/20	1,000,000	1,166,968
5.00%, 05/13/21	700,000	784,638
5.70%, 01/24/22	750,000	878,506
5.88%, 02/07/42	250,000	297,008
Block Financial LLC, 5.50%, 11/01/22	250,000	263,893
Caterpillar Financial Services Corp. 1.13%, 12/15/14	500,000	505,828
5.50%, 03/15/16	295,000	334,379
2.85%, 06/01/22	500,000	512,217
Citigroup, Inc. 5.50%, 10/15/14	2,100,000	2,240,899
2.65%, 03/02/15	500,000	513,809
5.30%, 01/07/16	1,979,000	2,188,187
3.95%, 06/15/16	450,000	484,883
5.85%, 08/02/16	413,000	470,506
4.45%, 01/10/17	1,000,000	1,100,936
6.13%, 11/21/17	500,000	591,186
8.50%, 05/22/19	500,000	666,124
5.38%, 08/09/20	250,000	292,687
4.50%, 01/14/22	650,000	722,678
6.63%, 06/15/32	333,000	396,960
5.88%, 02/22/33	118,000	129,493
5.85%, 12/11/34	525,000	616,018
5.88%, 05/29/37	100,000	118,308
8.13%, 07/15/39	250,000	366,456
EnCana Holdings Finance Corp., 5.80%, 05/01/14	634,000	666,916
General Electric Capital Corp. 4.88%, 03/04/15 (c)	619,000	667,738
2.25%, 11/09/15	250,000	258,548
5.00%, 01/08/16	295,000	327,049
5.40%, 02/15/17	585,000	671,932
2.30%, 04/27/17	1,000,000	1,034,850

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
5.63%, 09/15/17	$1,100,000	$1,289,174
1.60%, 11/20/17 (c)	1,000,000	1,003,781
5.63%, 05/01/18	1,000,000	1,183,470
5.30%, 02/11/21	350,000	401,232
4.65%, 10/17/21	300,000	335,866
3.10%, 01/09/23	500,000	495,032
Series A, 6.75%, 03/15/32	1,128,000	1,435,824
6.15%, 08/07/37	1,200,000	1,448,665
6.38%, 11/15/67 (a)	275,000	291,500
Goldman Sachs Capital I, 6.35%, 02/15/34	250,000	260,470
JPMorgan Chase & Co. 3.70%, 01/20/15	805,000	845,145
4.75%, 03/01/15	254,000	272,757
5.15%, 10/01/15	501,000	548,502
1.10%, 10/15/15	500,000	500,710
3.15%, 07/05/16	350,000	371,100
4.25%, 10/15/20	350,000	384,026
4.63%, 05/10/21	500,000	558,847
3.25%, 09/23/22	1,000,000	998,456
5.60%, 07/15/41	400,000	475,747
5.40%, 01/06/42	500,000	573,926
Moody’s Corp., 4.50%, 09/01/22	150,000	154,586
Murray Street Investment Trust I, 4.65%, 03/09/17 (d)	750,000	820,124
National Rural Utilities Cooperative Finance Corp. 5.45%, 04/10/17	850,000	991,158
Series C, 8.00%, 03/01/32	159,000	233,810
Western Union Co. (The), 6.20%, 11/17/36	300,000	307,500

		44,875,518

Diversified Telecommunication Services 1.1%
AT&T, Inc. 5.10%, 09/15/14	1,003,000	1,066,613
5.63%, 06/15/16	295,000	336,814
1.60%, 02/15/17	500,000	506,110
4.45%, 05/15/21	350,000	393,852
6.50%, 09/01/37	247,000	302,899
6.30%, 01/15/38	250,000	299,886
6.55%, 02/15/39	410,000	506,470
5.35%, 09/01/40	395,000	422,878
5.55%, 08/15/41	400,000	440,904
4.30%, 12/15/42 (b)	603,000	561,822
4.35%, 06/15/45 (b)	1,673,000	1,555,283
BellSouth Corp., 5.20%, 09/15/14	501,000	533,647
British Telecommunications PLC 5.95%, 01/15/18	750,000	894,075
9.63%, 12/15/30	250,000	387,505
Corning, Inc. 4.25%, 08/15/20	250,000	277,681
4.70%, 03/15/37	250,000	252,873
Deutsche Telekom International Finance BV 5.75%, 03/23/16	697,000	787,052
8.75%, 06/15/30	369,000	522,512
Embarq Corp., 8.00%, 06/01/36	550,000	578,991
France Telecom SA 8.50%, 03/01/31	407,000	572,416
5.38%, 01/13/42	250,000	259,139
GTE Corp. 6.84%, 04/15/18	206,000	254,571
6.94%, 04/15/28	147,000	188,519
Telecom Italia Capital SA 4.95%, 09/30/14	295,000	305,535
5.25%, 10/01/15	940,000	991,718
6.00%, 09/30/34	380,000	352,777
Telefonica Emisiones SAU 6.42%, 06/20/16	1,770,000	1,963,051
5.46%, 02/16/21	250,000	269,052
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	236,000	252,520
Verizon Communications, Inc. 4.90%, 09/15/15	590,000	647,874
5.50%, 02/15/18	150,000	176,320
8.75%, 11/01/18	357,000	480,104
6.35%, 04/01/19	450,000	552,215
4.60%, 04/01/21	500,000	559,165
5.85%, 09/15/35	118,000	135,441
6.00%, 04/01/41	250,000	290,801
Verizon Global Funding Corp., 7.75%, 12/01/30	1,190,000	1,625,665
Virgin Media Secured Finance PLC, 6.50%, 01/15/18	125,000	133,125

		20,637,875

Electric Utilities 1.7%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	1,400,000	1,608,853
Alabama Power Co., 5.70%, 02/15/33	574,000	704,165
Ameren Illinois Co., 2.70%, 09/01/22	450,000	453,392
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	242,022
Arizona Public Service Co., 5.50%, 09/01/35	215,000	252,553
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,321,091
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	474,104
CMS Energy Corp., 4.70%, 03/31/43	300,000	299,992
Consolidated Edison Co. of New York, Inc. Series 05-C, 5.38%, 12/15/15	177,000	198,352
Series 08-A, 5.85%, 04/01/18	1,000,000	1,213,667
Series 03-A, 5.88%, 04/01/33	118,000	142,225
Dominion Resources, Inc. 8.88%, 01/15/19	250,000	340,224
5.20%, 08/15/19	200,000	238,142
Series E, 6.30%, 03/15/33	10,000	12,614
Series B, 5.95%, 06/15/35	251,000	310,666

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Series C, 4.90%, 08/01/41	$200,000	$220,231
DTE Energy Co., 6.35%, 06/01/16	913,000	1,058,588
Duke Energy Carolinas LLC 3.90%, 06/15/21	100,000	112,457
4.25%, 12/15/41	300,000	307,536
Duke Energy Corp. 5.05%, 09/15/19	1,200,000	1,412,091
3.05%, 08/15/22	350,000	356,318
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	220,342
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	74,000	78,902
Edison International, 3.75%, 09/15/17	500,000	544,757
Entergy Corp., 5.13%, 09/15/20	400,000	439,297
Exelon Corp. 4.90%, 06/15/15	413,000	447,051
5.63%, 06/15/35	836,000	925,838
FirstEnergy Corp., Series C, 7.38%, 11/15/31	663,000	776,691
Florida Power & Light Co. 5.85%, 02/01/33	100,000	126,266
5.95%, 10/01/33	77,000	100,035
5.40%, 09/01/35	130,000	158,294
5.65%, 02/01/37	450,000	560,956
4.13%, 02/01/42	250,000	254,876
Florida Power Corp., 5.90%, 03/01/33	318,000	389,464
Georgia Power Co., 4.30%, 03/15/42	500,000	501,641
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	111,696
Indiana Michigan Power Co., 3.20%, 03/15/23	500,000	504,720
LG&E and KU Energy LLC, 3.75%, 11/15/20	700,000	743,387
Metropolitan Edison Co., 4.88%, 04/01/14	236,000	245,221
MidAmerican Energy Co., 5.80%, 10/15/36	550,000	687,397
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	250,000	324,560
National Fuel Gas Co., 3.75%, 03/01/23	250,000	253,461
Nevada Power Co., 5.45%, 05/15/41	150,000	179,920
Nisource Finance Corp., 5.95%, 06/15/41	450,000	511,479
Northern States Power Co., 2.15%, 08/15/22	250,000	243,979
NSTAR Electric Co., 2.38%, 10/15/22	500,000	490,179
Oglethorpe Power Corp., 5.25%, 09/01/50	200,000	221,941
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	303,178
Oncor Electric Delivery Co. LLC 6.38%, 01/15/15	692,000	757,360
4.55%, 12/01/41	150,000	151,677
5.30%, 06/01/42	150,000	169,903
Pacific Gas & Electric Co. 3.50%, 10/01/20	300,000	326,183
2.45%, 08/15/22 (c)	250,000	246,302
6.25%, 03/01/39	600,000	779,460
PacifiCorp 5.25%, 06/15/35	177,000	208,474
4.10%, 02/01/42	250,000	253,813
Progress Energy, Inc. 4.40%, 01/15/21	700,000	783,060
7.75%, 03/01/31	236,000	324,962
PSEG Power LLC 5.50%, 12/01/15	413,000	458,838
5.13%, 04/15/20 (c)	250,000	284,154
Public Service Co. of Colorado Series 15, 5.50%, 04/01/14	251,000	263,720
3.20%, 11/15/20	250,000	270,010
3.60%, 09/15/42	400,000	377,082
Public Service Electric & Gas Co., 3.95%, 05/01/42	400,000	404,147
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	177,614
San Diego Gas & Electric Co., 3.95%, 11/15/41	250,000	253,434
Scottish Power Ltd., 5.81%, 03/15/25	118,000	127,522
South Carolina Electric & Gas Co. 6.50%, 11/01/18	250,000	314,278
6.05%, 01/15/38	150,000	193,023
Southern California Edison Co. 6.00%, 01/15/34	177,000	228,696
Series 05-B, 5.55%, 01/15/36	436,000	534,160
Southern Co. (The), Series A, 2.38%, 09/15/15	300,000	311,099
Southwestern Electric Power Co., Series E, 5.55%, 01/15/17	150,000	169,862
Tampa Electric Co., 5.40%, 05/15/21	500,000	613,780
Union Electric Co., 6.70%, 02/01/19	141,000	176,793
Virginia Electric and Power Co. Series A, 5.40%, 01/15/16	147,000	165,992
3.45%, 09/01/22	500,000	542,272
Westar Energy, Inc., 6.00%, 07/01/14	265,000	282,039
Wisconsin Electric Power Co. 2.95%, 09/15/21	300,000	315,391
5.63%, 05/15/33	59,000	72,813
Xcel Energy, Inc. 5.61%, 04/01/17	248,000	286,309
4.70%, 05/15/20	250,000	292,592
6.50%, 07/01/36	177,000	236,071

		32,977,696

Electrical Equipment 0.1%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	80,009
Honeywell International, Inc. 5.40%, 03/15/16	705,000	797,944
5.30%, 03/01/18	840,000	999,123
4.25%, 03/01/21	500,000	573,692

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electrical Equipment (continued)
PerkinElmer, Inc., 5.00%, 11/15/21	$150,000	$164,953
Precision Castparts Corp., 1.25%, 01/15/18	200,000	200,416
Thermo Fisher Scientific, Inc. 3.20%, 03/01/16	400,000	423,951
3.60%, 08/15/21	250,000	258,602

		3,498,690

Electronic Equipment, Instruments & Components 0.0%†
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	500,000	562,108

Energy Equipment & Services 0.1%
Baker Hughes, Inc. 3.20%, 08/15/21	500,000	529,001
5.13%, 09/15/40	200,000	232,491
Halliburton Co., 6.70%, 09/15/38	400,000	542,280
National Oilwell Varco, Inc., 3.95%, 12/01/42	600,000	576,632
Weatherford International Ltd. 9.63%, 03/01/19	200,000	261,210
5.13%, 09/15/20	500,000	539,294
5.95%, 04/15/42	250,000	257,678

		2,938,586

Food & Staples Retailing 0.2%
CVS Caremark Corp., 6.25%, 06/01/27	795,000	1,016,948
Kroger Co. (The) 7.50%, 04/01/31	257,000	328,362
5.40%, 07/15/40	200,000	212,444
Safeway, Inc. 5.63%, 08/15/14	177,000	187,592
3.40%, 12/01/16	650,000	685,400
5.00%, 08/15/19	200,000	222,957
3.95%, 08/15/20 (c)	100,000	102,185
Sysco Corp., 5.38%, 09/21/35	106,000	126,065
Walgreen Co., 3.10%, 09/15/22	500,000	494,778

		3,376,731

Food Products 0.4%
Archer-Daniels-Midland Co. 5.38%, 09/15/35	147,000	169,143
4.02%, 04/16/43	345,000	330,242
Bunge Ltd. Finance Corp. 5.10%, 07/15/15	88,000	95,423
4.10%, 03/15/16	400,000	427,815
Campbell Soup Co., 4.25%, 04/15/21	100,000	110,525
ConAgra Foods, Inc. 1.90%, 01/25/18	500,000	504,943
3.25%, 09/15/22	500,000	503,687
7.00%, 10/01/28	221,000	282,769
General Mills, Inc. 1.55%, 05/16/14	700,000	708,225
3.15%, 12/15/21	750,000	786,397
H.J. Heinz Finance Co., 6.75%, 03/15/32	88,000	98,010
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	210,731
Kellogg Co. 4.00%, 12/15/20	250,000	278,353
Series B, 7.45%, 04/01/31	147,000	199,214
Kraft Foods Group, Inc. 6.88%, 01/26/39	500,000	658,865
5.00%, 06/04/42	350,000	375,275
Kraft Foods, Inc. 6.50%, 02/09/40	500,000	649,288
6.50%, 08/11/17	250,000	301,862
Sara Lee Corp., 2.75%, 09/15/15	250,000	258,124
Tyson Foods, Inc., 4.50%, 06/15/22	450,000	489,656
Unilever Capital Corp. 2.75%, 02/10/16	400,000	421,094
5.90%, 11/15/32	206,000	271,894

		8,131,535

Gas Utilities 0.8%
Atmos Energy Corp., 4.95%, 10/15/14	265,000	281,365
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	97,611
Buckeye Partners LP, 4.88%, 02/01/21	250,000	267,880
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	346,529
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	1,069,000	1,139,326
DCP Midstream Operating LP, 3.88%, 03/15/23	300,000	301,622
El Paso Natural Gas Co., 8.38%, 06/15/32	250,000	356,088
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	737,714
Energy Transfer Partners LP 5.95%, 02/01/15	250,000	271,039
6.70%, 07/01/18	350,000	422,294
4.65%, 06/01/21	200,000	217,693
5.20%, 02/01/22	500,000	561,370
6.05%, 06/01/41	75,000	81,206
Enterprise Products Operating LLC Series G, 5.60%, 10/15/14	1,194,000	1,279,907
3.20%, 02/01/16	250,000	265,266
4.05%, 02/15/22	250,000	271,128
3.35%, 03/15/23	500,000	509,192
6.13%, 10/15/39	285,000	335,102
6.45%, 09/01/40	250,000	308,965
4.85%, 03/15/44	200,000	204,174
Kern River Funding Corp., 4.89%, 04/30/18 (b)	46,958	51,310
Kinder Morgan Energy Partners LP 3.50%, 03/01/16	50,000	53,408
6.85%, 02/15/20	935,000	1,172,745

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
5.80%, 03/15/35	$206,000	$231,651
6.38%, 03/01/41	250,000	301,412
5.00%, 08/15/42	350,000	354,813
ONEOK Partners LP 3.25%, 02/01/16	800,000	845,134
3.38%, 10/01/22	500,000	496,625
6.13%, 02/01/41	100,000	116,297
ONEOK, Inc., 4.25%, 02/01/22	500,000	531,020
Plains All American Pipeline LP/PAA Finance Corp. 3.95%, 09/15/15	200,000	214,768
5.15%, 06/01/42 (c)	450,000	490,680
Sempra Energy, 6.00%, 10/15/39	470,000	584,477
Southern Natural Gas Co. LLC, 5.90%, 04/01/17 (b)	250,000	291,384
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	385,691
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	500,000	494,695
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	189,814
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	274,074
Williams Cos., Inc. (The), 3.70%, 01/15/23	500,000	496,355
Williams Partners LP 7.25%, 02/01/17	150,000	180,442
5.25%, 03/15/20	500,000	569,792
3.35%, 08/15/22	200,000	197,789
6.30%, 04/15/40	150,000	174,532

		16,954,379

Health Care Providers & Services 0.8%
Aetna, Inc. 6.00%, 06/15/16	550,000	633,486
6.63%, 06/15/36	250,000	324,699
AmerisourceBergen Corp., 3.50%, 11/15/21	250,000	267,229
Baxter International, Inc. 4.63%, 03/15/15	77,000	82,771
1.85%, 01/15/17	500,000	512,450
5.38%, 06/01/18	400,000	477,902
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	364,921
Boston Scientific Corp. 4.50%, 01/15/15	400,000	424,341
6.00%, 01/15/20	200,000	233,773
Cardinal Health, Inc., 3.20%, 06/15/22	300,000	302,161
CareFusion Corp., 3.30%, 03/01/23 (b)	350,000	352,634
Cigna Corp. 4.50%, 03/15/21	300,000	335,462
5.38%, 02/15/42	150,000	169,598
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	294,638
Covidien International Finance SA, 6.00%, 10/15/17	400,000	479,864
Express Scripts, Inc. 3.13%, 05/15/16	350,000	369,731
3.50%, 11/15/16	250,000	269,331
3.90%, 02/15/22	750,000	804,667
Humana, Inc., 3.15%, 12/01/22	250,000	246,934
Kaiser Foundation Hospitals, 4.88%, 04/01/42	250,000	272,816
Laboratory Corp. of America Holdings 3.13%, 05/15/16	150,000	158,079
3.75%, 08/23/22	350,000	359,305
McKesson Corp., 6.00%, 03/01/41	250,000	322,077
Medco Health Solutions, Inc. 7.13%, 03/15/18	200,000	247,490
4.13%, 09/15/20	300,000	326,790
Medtronic, Inc. 4.45%, 03/15/20	800,000	919,357
4.00%, 04/01/43	300,000	291,813
Quest Diagnostics, Inc. 5.45%, 11/01/15	324,000	357,139
4.70%, 04/01/21	500,000	546,667
St. Jude Medical, Inc. 2.50%, 01/15/16	300,000	311,194
3.25%, 04/15/23	400,000	401,707
Stryker Corp., 1.30%, 04/01/18	500,000	497,955
UnitedHealth Group, Inc. 5.38%, 03/15/16	295,000	332,387
1.40%, 10/15/17	500,000	503,626
5.80%, 03/15/36	708,000	841,124
3.95%, 10/15/42	250,000	235,441
WellPoint, Inc. 5.00%, 12/15/14	1,036,000	1,110,115
5.25%, 01/15/16	324,000	360,715
3.70%, 08/15/21	100,000	105,608
5.95%, 12/15/34	118,000	139,352
4.63%, 05/15/42	500,000	501,971
Zimmer Holdings, Inc., 3.38%, 11/30/21	200,000	206,605

		16,295,925

Hotels, Restaurants & Leisure 0.1%
Darden Restaurants, Inc., 3.35%, 11/01/22	200,000	190,210
Hyatt Hotels Corp., 5.38%, 08/15/21	150,000	166,268
McDonald’s Corp. 5.35%, 03/01/18	360,000	428,105
4.88%, 07/15/40	250,000	287,021
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	168,450

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc., 6.88%, 11/15/37	$300,000	$391,407

		1,631,461

Household Durables 0.0% †
Emerson Electric Co., 6.00%, 08/15/32	83,000	106,139
Stanley Black & Decker, Inc., 2.90%, 11/01/22	500,000	502,118

		608,257

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/21	500,000	537,676
Kimberly-Clark Corp. 4.88%, 08/15/15	800,000	881,320
6.63%, 08/01/37	130,000	182,497

		1,601,493

Industrial Conglomerates 0.2%
3M Co., 5.70%, 03/15/37	415,000	535,940
Danaher Corp. 2.30%, 06/23/16	200,000	209,824
3.90%, 06/23/21	100,000	111,524
Dover Corp. 4.88%, 10/15/15	224,000	247,167
5.38%, 03/01/41	100,000	121,646
Eaton Corp., 2.75%, 11/02/22 (b)	750,000	745,673
General Electric Co. 0.85%, 10/09/15	250,000	250,834
5.25%, 12/06/17	600,000	702,833
2.70%, 10/09/22	500,000	500,041
4.13%, 10/09/42	350,000	350,891
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	223,495
Tyco Electronics Group SA 6.55%, 10/01/17	400,000	478,334
3.50%, 02/03/22	300,000	305,501

		4,783,703

Information Technology Services 0.1%
Fiserv, Inc., 4.75%, 06/15/21	200,000	216,802
International Business Machines Corp. 0.75%, 05/11/15	750,000	754,930
1.95%, 07/22/16	150,000	155,591
2.90%, 11/01/21	200,000	209,625
5.88%, 11/29/32	683,000	882,408
4.00%, 06/20/42	100,000	100,339

		2,319,695

Insurance 1.0%
ACE INA Holdings, Inc. 5.88%, 06/15/14	560,000	595,080
2.70%, 03/13/23	500,000	497,445
Aflac, Inc., 6.45%, 08/15/40	200,000	251,037
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	185,220
Alleghany Corp., 4.95%, 06/27/22	400,000	445,104
Allstate Corp. (The) 6.13%, 12/15/32	118,000	145,514
5.55%, 05/09/35	88,000	105,706
5.95%, 04/01/36	118,000	148,666
6.50%, 05/15/67 (a)	195,000	213,525
American International Group, Inc. 5.05%, 10/01/15	147,000	161,035
5.60%, 10/18/16	585,000	664,734
5.85%, 01/16/18	400,000	468,246
8.25%, 08/15/18	500,000	647,757
8.17%, 05/15/68 (a)	425,000	572,156
6.25%, 03/15/87	275,000	304,590
Aon Corp., 5.00%, 09/30/20	500,000	575,369
Assurant, Inc., 2.50%, 03/15/18	350,000	347,500
Berkshire Hathaway Finance Corp. 4.85%, 01/15/15	1,504,000	1,619,550
4.25%, 01/15/21 (c)	400,000	449,852
Berkshire Hathaway, Inc. 3.40%, 01/31/22	500,000	526,946
4.50%, 02/11/43	250,000	252,042
Chubb Corp. (The) 6.00%, 05/11/37	165,000	211,516
6.38%, 03/29/67 (a)	400,000	439,500
CNA Financial Corp., 5.75%, 08/15/21	500,000	590,545
Genworth Financial, Inc., 6.50%, 06/15/34	206,000	216,714
Hartford Financial Services Group, Inc. 5.13%, 04/15/22	350,000	403,706
6.10%, 10/01/41	309,000	372,120
Lincoln National Corp. 4.85%, 06/24/21	100,000	112,778
6.15%, 04/07/36	440,000	529,133
Markel Corp., 3.63%, 03/30/23	350,000	351,328
Marsh & McLennan Cos., Inc. 5.75%, 09/15/15	43,000	47,824
4.80%, 07/15/21	600,000	684,908
MetLife, Inc. 5.50%, 06/15/14	265,000	280,546
4.75%, 02/08/21	700,000	800,898
5.70%, 06/15/35	159,000	186,095
6.40%, 12/15/66	500,000	546,875
Nationwide Financial Services, Inc., 6.75%, 05/15/67 (f)	105,000	111,300
Principal Financial Group, Inc. 8.88%, 05/15/19	350,000	476,168
3.30%, 09/15/22	500,000	508,173
Progressive Corp. (The) 3.75%, 08/23/21	200,000	217,877
6.25%, 12/01/32	162,000	205,379
Prudential Financial, Inc. Series B, 5.10%, 09/20/14	295,000	313,665

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
3.00%, 05/12/16	$150,000	$158,571
Series B, 5.75%, 07/15/33	147,000	168,706
6.63%, 06/21/40	500,000	635,974
5.63%, 06/15/43 (a)	250,000	258,750
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	111,473
Travelers Cos., Inc. (The) 5.75%, 12/15/17	335,000	404,022
5.35%, 11/01/40	250,000	301,323
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	248,955
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	112,256
Willis North America, Inc., 5.63%, 07/15/15	177,000	191,966
XL Group PLC, 5.25%, 09/15/14	779,000	821,940

		20,198,058

Internet & Catalog Retail 0.0% †
eBay, Inc. 1.35%, 07/15/17	200,000	202,211
3.25%, 10/15/20	200,000	214,217
Expedia, Inc., 5.95%, 08/15/20	100,000	111,191
QVC, Inc., 4.38%, 03/15/23 (b)	350,000	353,827

		881,446

Internet Software & Services 0.0% †
Google, Inc. 1.25%, 05/19/14	300,000	303,254
2.13%, 05/19/16	100,000	104,388

		407,642

Leisure Equipment & Products 0.0% †
Mattel, Inc. 3.15%, 03/15/23	300,000	301,775
5.45%, 11/01/41	150,000	163,475

		465,250

Machinery 0.2%
Caterpillar, Inc. 1.38%, 05/27/14	500,000	505,610
3.90%, 05/27/21	500,000	554,855
2.60%, 06/26/22	350,000	352,545
6.05%, 08/15/36	177,000	226,367
Deere & Co. 8.10%, 05/15/30	500,000	762,079
3.90%, 06/09/42	250,000	246,981
Flowserve Corp., 3.50%, 09/15/22	500,000	505,547
IDEX Corp., 4.20%, 12/15/21	300,000	320,703

		3,474,687

Media 1.4%
CBS Corp. 1.95%, 07/01/17	500,000	508,284
8.88%, 05/15/19	50,000	66,781
5.75%, 04/15/20	250,000	294,357
7.88%, 07/30/30	80,000	105,772
5.50%, 05/15/33	118,000	124,499
4.85%, 07/01/42	100,000	97,251
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	178,814
Comcast Corp. 5.90%, 03/15/16	413,000	472,538
6.50%, 01/15/17	1,013,000	1,210,768
5.70%, 07/01/19	500,000	609,552
2.85%, 01/15/23	500,000	498,336
4.25%, 01/15/33	250,000	251,655
7.05%, 03/15/33	295,000	389,620
6.50%, 11/15/35	100,000	127,358
6.95%, 08/15/37	295,000	392,237
6.40%, 03/01/40	350,000	442,837
COX Communications, Inc. 5.45%, 12/15/14	113,000	122,042
5.50%, 10/01/15	383,000	426,905
DIRECTV Holdings LLC, 3.55%, 03/15/15	500,000	523,409
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.13%, 02/15/16	250,000	262,405
3.50%, 03/01/16	500,000	530,966
4.60%, 02/15/21	1,000,000	1,088,737
3.80%, 03/15/22	750,000	766,628
5.15%, 03/15/42	150,000	144,962
Discovery Communications LLC 5.05%, 06/01/20	500,000	577,469
3.30%, 05/15/22	350,000	356,659
4.88%, 04/01/43	200,000	204,614
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	304,487
Historic TW, Inc., 6.88%, 06/15/18	176,000	219,598
NBCUniversal Media LLC 5.15%, 04/30/20	500,000	592,581
4.38%, 04/01/21	800,000	900,121
2.88%, 01/15/23	350,000	346,921
5.95%, 04/01/41	200,000	241,187
News America, Inc. 5.30%, 12/15/14	367,000	394,917
8.00%, 10/17/16	118,000	144,870
4.50%, 02/15/21	250,000	281,902
3.00%, 09/15/22	500,000	494,350
7.28%, 06/30/28	77,000	97,767
6.55%, 03/15/33	300,000	354,052
6.20%, 12/15/34	245,000	289,801
6.65%, 11/15/37	150,000	185,304
6.15%, 02/15/41	250,000	299,365
Omnicom Group, Inc. 5.90%, 04/15/16	177,000	200,437
4.45%, 08/15/20	150,000	163,148
3.63%, 05/01/22	50,000	51,111
Thomson Reuters Corp., 6.50%, 07/15/18	600,000	736,908
Time Warner Cable, Inc. 6.75%, 07/01/18	585,000	719,885

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
8.25%, 04/01/19	$700,000	$911,206
6.75%, 06/15/39	900,000	1,062,104
4.50%, 09/15/42	250,000	227,256
Time Warner, Inc. 7.63%, 04/15/31	777,000	1,051,311
7.70%, 05/01/32	582,000	793,121
5.38%, 10/15/41	200,000	215,157
Viacom, Inc. 3.88%, 12/15/21	600,000	641,865
3.25%, 03/15/23	200,000	200,861
4.38%, 03/15/43 (b)	459,000	424,056
Walt Disney Co. (The)
Series B, 6.20%, 06/20/14	413,000	442,259
1.10%, 12/01/17	500,000	499,659
Series E, 3.75%, 06/01/21	500,000	551,345
WPP Finance 2010,
4.75%, 11/21/21	400,000	432,040

		25,246,407

Metals & Mining 0.7%
Alcoa, Inc. 5.40%, 04/15/21	250,000	258,902
5.87%, 02/23/22	625,000	667,809
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	250,000	253,425
Barrick Gold Corp. 1.75%, 05/30/14	500,000	505,487
2.90%, 05/30/16	125,000	131,430
5.25%, 04/01/42	150,000	150,445
Barrick Gold Finance Co., 4.88%, 11/15/14	230,000	244,385
Barrick North America Finance LLC, 4.40%, 05/30/21	700,000	747,472
BHP Billiton Finance USA Ltd. 5.25%, 12/15/15	285,000	318,919
3.25%, 11/21/21	250,000	264,096
2.88%, 02/24/22	500,000	510,885
Cliffs Natural Resources, Inc. 5.90%, 03/15/20 (c)	350,000	373,387
4.88%, 04/01/21 (c)	200,000	197,088
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 03/01/22	600,000	596,405
5.45%, 03/15/43 (b)	250,000	247,074
Goldcorp, Inc., 2.13%, 03/15/18	350,000	351,147
Kinross Gold Corp., 5.13%, 09/01/21	150,000	156,773
Newmont Mining Corp. 5.13%, 10/01/19	150,000	173,420
5.88%, 04/01/35	236,000	260,679
4.88%, 03/15/42	250,000	241,898
Placer Dome, Inc., 6.38%, 03/01/33	139,000	160,421
Rio Tinto Alcan, Inc. 5.00%, 06/01/15	295,000	319,196
5.75%, 06/01/35	206,000	244,773
Rio Tinto Finance USA Ltd. 2.50%, 05/20/16	500,000	522,000
3.50%, 11/02/20	450,000	474,238
4.13%, 05/20/21	500,000	539,966
Rio Tinto Finance USA PLC 2.88%, 08/21/22 (c)	500,000	489,333
4.13%, 08/21/42	250,000	234,791
Southern Copper Corp., 6.75%, 04/16/40	250,000	281,841
Teck Resources Ltd. 3.00%, 03/01/19	750,000	768,192
4.75%, 01/15/22	700,000	743,371
Vale Overseas Ltd. 4.38%, 01/11/22	250,000	256,512
6.88%, 11/21/36	944,000	1,072,247

		12,758,007

Multiline Retail 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	997,594
Kohl’s Corp., 4.00%, 11/01/21 (c)	650,000	670,983
Macy’s Retail Holdings, Inc. 5.90%, 12/01/16	106,000	123,153
3.88%, 01/15/22	500,000	527,358
6.90%, 04/01/29	75,000	90,193
6.70%, 07/15/34	150,000	178,094
Nordstrom, Inc., 4.00%, 10/15/21	500,000	552,697
Target Corp. 6.00%, 01/15/18	500,000	609,540
6.35%, 11/01/32	313,000	408,155
4.00%, 07/01/42	350,000	340,558
Wal-Mart Stores, Inc. 3.20%, 05/15/14	900,000	928,087
3.63%, 07/08/20	500,000	551,500
3.25%, 10/25/20	500,000	540,767
7.55%, 02/15/30	118,000	170,860
5.25%, 09/01/35	708,000	831,185
5.00%, 10/25/40	250,000	286,489
5.63%, 04/15/41	475,000	594,113

		8,401,326

Office Electronics 0.0% †
Pitney Bowes, Inc., 4.75%, 05/15/18	88,000	91,208
Xerox Corp. 6.35%, 05/15/18	250,000	293,000
4.50%, 05/15/21	250,000	267,359

		651,567

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels 1.7%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	$298,000	$394,930
Anadarko Petroleum Corp. 5.95%, 09/15/16	100,000	115,111
6.38%, 09/15/17	100,000	119,361
6.45%, 09/15/36	531,000	652,637
Apache Corp. 7.63%, 07/01/19	59,000	76,358
3.63%, 02/01/21	500,000	539,421
5.10%, 09/01/40	100,000	107,577
4.75%, 04/15/43	500,000	511,224
Apache Finance Canada Corp., 4.38%, 05/15/15	487,000	523,615
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	162,701
BP Capital Markets PLC 3.88%, 03/10/15	900,000	954,207
3.20%, 03/11/16	400,000	426,094
4.50%, 10/01/20	200,000	228,519
3.56%, 11/01/21	750,000	796,244
Canadian Natural Resources Ltd., 6.25%, 03/15/38	340,000	412,374
Cenovus Energy, Inc., 5.70%, 10/15/19	770,000	929,780
Chevron Corp., 1.10%, 12/05/17	750,000	750,635
ConocoPhillips 4.60%, 01/15/15	950,000	1,017,720
5.90%, 10/15/32	177,000	220,081
6.50%, 02/01/39	650,000	869,196
ConocoPhillips Co., 1.05%, 12/15/17	750,000	747,429
Devon Energy Corp. 2.40%, 07/15/16	300,000	310,941
3.25%, 05/15/22	500,000	500,805
7.95%, 04/15/32	350,000	480,611
Ensco PLC, 4.70%, 03/15/21	500,000	558,256
EOG Resources, Inc. 5.63%, 06/01/19	130,000	157,984
4.10%, 02/01/21	400,000	451,329
EQT Corp., 4.88%, 11/15/21	250,000	264,885
Hess Corp. 7.30%, 08/15/31	354,000	439,796
5.60%, 02/15/41	250,000	268,469
Husky Energy, Inc., 3.95%, 04/15/22	600,000	641,911
Marathon Oil Corp. 2.80%, 11/01/22	250,000	244,046
6.80%, 03/15/32	118,000	147,489
Marathon Petroleum Corp., 5.13%, 03/01/21	600,000	699,798
Murphy Oil Corp., 5.13%, 12/01/42	350,000	327,011
Nabors Industries, Inc., 5.00%, 09/15/20	500,000	533,289
Noble Energy, Inc., 4.15%, 12/15/21	600,000	659,671
Occidental Petroleum Corp. 3.13%, 02/15/22	600,000	630,859
2.70%, 02/15/23	200,000	200,185
Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,074,000	1,286,114
Petrobras International Finance Co. 3.88%, 01/27/16	750,000	784,865
3.50%, 02/06/17	750,000	774,370
5.75%, 01/20/20	1,425,000	1,569,458
5.38%, 01/27/21	1,000,000	1,078,992
Petrohawk Energy Corp., 7.25%, 08/15/18	250,000	279,736
Petroleos Mexicanos 5.50%, 01/21/21	275,000	315,563
4.88%, 01/24/22	250,000	276,875
3.50%, 01/30/23 (b)	500,000	498,750
5.50%, 06/27/44 (c)	350,000	361,025
Phillips 66, 5.88%, 05/01/42	382,000	448,678
Pioneer Natural Resources Co., 3.95%, 07/15/22	450,000	469,856
Shell International Finance BV 4.00%, 03/21/14	1,000,000	1,034,776
6.38%, 12/15/38	570,000	787,237
Southwestern Energy Co., 4.10%, 03/15/22	500,000	528,428
Statoil ASA, 3.13%, 08/17/17	250,000	271,049
Total Capital Canada Ltd., 2.75%, 07/15/23	750,000	752,057
Total Capital International SA, 2.88%, 02/17/22	500,000	514,625
Total Capital SA, 2.30%, 03/15/16	500,000	521,613
Transocean, Inc. 4.95%, 11/15/15	750,000	811,490
6.38%, 12/15/21	500,000	582,138
7.50%, 04/15/31	177,000	212,603
Valero Energy Corp. 7.50%, 04/15/32	118,000	153,431
6.63%, 06/15/37	455,000	554,415

		32,940,693

Paper & Forest Products 0.1%
Domtar Corp., 10.75%, 06/01/17	50,000	64,492
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	373,536
International Paper Co. 5.30%, 04/01/15	206,000	222,655
9.38%, 05/15/19	665,000	913,924
6.00%, 11/15/41	250,000	290,869

		1,865,476

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value

Personal Products 0.1%
Avon Products, Inc., 4.60%, 03/15/20	$500,000	$519,387
Colgate-Palmolive Co., 2.45%, 11/15/21	150,000	152,820
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	258,597
4.85%, 12/15/15	177,000	196,883
1.45%, 08/15/16	250,000	256,110
5.80%, 08/15/34	545,000	706,311

		2,090,108

Pharmaceuticals 0.9%
AbbVie, Inc. 2.00%, 11/06/18 (b)	2,300,000	2,327,415
4.40%, 11/06/42 (b)	125,000	126,030
Allergan, Inc., 1.35%, 03/15/18	400,000	401,434
AstraZeneca PLC 5.40%, 06/01/14	295,000	311,491
5.90%, 09/15/17	400,000	480,160
6.45%, 09/15/37	200,000	258,881
4.00%, 09/18/42	500,000	484,826
Bristol-Myers Squibb Co. 2.00%, 08/01/22	700,000	663,777
3.25%, 08/01/42	250,000	218,966
Eli Lilly & Co. 4.20%, 03/06/14	1,000,000	1,035,331
7.13%, 06/01/25	118,000	165,237
GlaxoSmithKline Capital PLC 1.50%, 05/08/17	500,000	508,494
2.85%, 05/08/22	750,000	765,153
GlaxoSmithKline Capital, Inc. 0.70%, 03/18/16	750,000	750,131
5.38%, 04/15/34	201,000	235,944
4.20%, 03/18/43	300,000	304,104
Johnson & Johnson 1.20%, 05/15/14	600,000	606,042
2.95%, 09/01/20	200,000	214,323
4.95%, 05/15/33	663,000	790,308
Merck & Co., Inc. 4.75%, 03/01/15	354,000	383,032
6.40%, 03/01/28	74,000	100,119
5.95%, 12/01/28	162,000	208,643
3.60%, 09/15/42	500,000	473,862
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	561,188
Pfizer, Inc. 4.65%, 03/01/18 (c)	265,000	307,854
7.20%, 03/15/39	525,000	773,548
Pharmacia Corp., 6.60%, 12/01/28	177,000	242,479
Sanofi, 2.63%, 03/29/16	500,000	526,380
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	69,000	73,430
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	142,000	180,449
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	192,620
Watson Pharmaceuticals, Inc. 1.88%, 10/01/17	500,000	505,831
3.25%, 10/01/22	200,000	202,738
Wyeth LLC 5.50%, 02/15/16	634,000	720,136
6.50%, 02/01/34	206,000	276,188
Zoetis, Inc., 3.25%, 02/01/23 (b)	600,000	608,450

		16,984,994

Real Estate Investment Trusts (REITs) 0.6%
American Tower REIT, Inc. 5.05%, 09/01/20	500,000	555,049
3.50%, 01/31/23	500,000	495,904
Boston Properties LP 5.00%, 06/01/15	590,000	641,836
5.63%, 11/15/20	465,000	551,408
Camden Property Trust, 5.00%, 06/15/15	147,000	158,602
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	277,218
Duke Realty LP, 3.63%, 04/15/23	500,000	500,646
ERP Operating LP 5.25%, 09/15/14	472,000	502,600
5.38%, 08/01/16	295,000	334,186
HCP, Inc. 6.00%, 01/30/17	472,000	546,366
2.63%, 02/01/20	500,000	503,194
5.38%, 02/01/21	200,000	232,321
Health Care REIT, Inc. 4.13%, 04/01/19	600,000	650,453
5.25%, 01/15/22	400,000	451,259
Healthcare Realty Trust, Inc., 3.75%, 04/15/23	350,000	347,993
Hospitality Properties Trust, 5.00%, 08/15/22	350,000	372,961
Host Hotels & Resorts LP, 3.75%, 10/15/23	525,000	527,053
Kilroy Realty LP, 4.80%, 07/15/18	300,000	334,701
ProLogis LP, 6.63%, 05/15/18	600,000	721,515
Realty Income Corp., 3.25%, 10/15/22	350,000	342,705
Simon Property Group LP 5.10%, 06/15/15	531,000	580,737
6.10%, 05/01/16	413,000	471,910
2.80%, 01/30/17	500,000	526,925
5.65%, 02/01/20	250,000	301,596
3.38%, 03/15/22	500,000	522,896
UDR, Inc., 4.25%, 06/01/18	100,000	109,922
Ventas Realty LP/Ventas Capital Corp. 4.00%, 04/30/19	500,000	545,670
4.75%, 06/01/21	150,000	166,701

		12,274,327

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail 0.5%
Burlington Northern Santa Fe LLC 3.05%, 09/01/22	$350,000	$357,627
3.00%, 03/15/23	500,000	503,825
7.95%, 08/15/30	206,000	285,462
5.05%, 03/01/41	500,000	540,935
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	350,000	388,291
CSX Corp. 7.38%, 02/01/19	400,000	509,983
3.70%, 10/30/20	300,000	325,584
5.50%, 04/15/41	150,000	171,922
4.10%, 03/15/44	250,000	236,170
FedEx Corp., 3.88%, 08/01/42	50,000	46,792
Norfolk Southern Corp. 5.90%, 06/15/19	400,000	489,610
3.25%, 12/01/21	1,000,000	1,044,278
3.00%, 04/01/22	500,000	512,055
5.59%, 05/17/25	84,000	102,532
Union Pacific Corp. 2.75%, 04/15/23	750,000	755,195
6.25%, 05/01/34	236,000	298,215
United Parcel Service of America, Inc. 8.38%, 04/01/20	118,000	163,618
8.37%, 04/01/30 (d)	177,000	259,949
United Parcel Service, Inc. 3.13%, 01/15/21	500,000	533,684
6.20%, 01/15/38	295,000	393,606

		7,919,333

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	445,566
Broadcom Corp., 2.70%, 11/01/18	100,000	106,204
Intel Corp., 4.80%, 10/01/41	600,000	633,725
Maxim Integrated Products, Inc., 3.38%, 03/15/23	350,000	352,489
Texas Instruments, Inc., 1.38%, 05/15/14	250,000	252,864

		1,790,848

Software 0.3%
Microsoft Corp. 2.95%, 06/01/14	420,000	432,910
2.50%, 02/08/16	250,000	263,214
3.00%, 10/01/20	500,000	534,315
4.50%, 10/01/40	300,000	323,828
Oracle Corp. 3.75%, 07/08/14	1,210,000	1,260,325
5.25%, 01/15/16	72,000	80,984
1.20%, 10/15/17	350,000	350,385
5.00%, 07/08/19	200,000	237,680
2.50%, 10/15/22	500,000	490,856
5.38%, 07/15/40	600,000	702,970

		4,677,467

Sovereign 0.1%
Export Development Canada, 1.50%, 05/15/14	600,000	608,340
Japan Finance Corp. Series DTC, 2.88%, 02/02/15	300,000	312,988
Series DTC, 2.50%, 01/21/16	500,000	526,709
2.50%, 05/18/16	200,000	211,337
2.25%, 07/13/16	225,000	236,543

		1,895,917

Specialty Retail 0.1%
AutoZone, Inc., 4.00%, 11/15/20	500,000	534,897
Gap, Inc. (The), 5.95%, 04/12/21	150,000	171,468
Home Depot, Inc. (The) 5.40%, 03/01/16	590,000	668,045
5.88%, 12/16/36	300,000	372,869
5.95%, 04/01/41	150,000	190,642
Lowe’s Cos., Inc. 6.50%, 03/15/29	236,000	292,370
5.80%, 10/15/36	300,000	359,193
4.65%, 04/15/42	250,000	260,098

		2,849,582

Supranational 0.1%
Corp. Andina de Fomento 3.75%, 01/15/16	250,000	264,459
4.38%, 06/15/22	350,000	379,949
Svensk Exportkredit AB, 1.75%, 10/20/15	500,000	514,049

		1,158,457

Textiles, Apparel & Luxury Goods 0.0% †
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	137,451
VF Corp., 3.50%, 09/01/21	200,000	213,328

		350,779

Thrifts & Mortgage Finance 0.0% †
Santander Holdings USA, Inc., 3.00%, 09/24/15	350,000	358,871

Tobacco 0.2%
Altria Group, Inc. 9.70%, 11/10/18	271,000	377,142
9.25%, 08/06/19	237,000	330,350
10.20%, 02/06/39	250,000	420,762
4.25%, 08/09/42	250,000	235,589
Lorillard Tobacco Co., 3.50%, 08/04/16	850,000	899,290
Philip Morris International, Inc. 5.65%, 05/16/18	400,000	480,298
6.38%, 05/16/38	460,000	596,417
3.88%, 08/21/42	250,000	231,967
Reynolds American, Inc., 4.75%, 11/01/42	450,000	438,812

		4,010,627

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services 0.2%
America Movil SAB de CV 5.75%, 01/15/15	$295,000	$318,901
5.00%, 03/30/20	500,000	562,347
6.38%, 03/01/35	177,000	211,023
6.13%, 03/30/40	350,000	407,406
Rogers Communications, Inc., 3.00%, 03/15/23	600,000	602,096
Vodafone Group PLC 4.15%, 06/10/14	865,000	900,435
2.88%, 03/16/16	400,000	421,719
1.63%, 03/20/17	600,000	605,998
7.88%, 02/15/30	206,000	290,592
4.38%, 02/19/43	500,000	477,119

		4,797,636

Total Corporate Bonds (cost $423,559,257)		459,017,860

Municipal Bonds 1.0%

	Principal Amount	Market Value
California 0.2%
Alameda County Joint Powers Authority, Revenue Bonds, Series A, 7.05%, 12/01/44	100,000	127,300
Bay Area Toll Authority Series S1,6.79%, 04/01/30	250,000	320,425
Series F-2,6.26%, 04/01/49	250,000	341,330
Los Angeles Community College District, Series E, 6.75%, 08/01/49	300,000	423,192
Los Angeles Department of Water & Power, Series D, 6.57%, 07/01/45	500,000	706,345
Los Angeles Unified School District, 6.76%, 07/01/34	420,000	567,550
San Diego County Water Authority, Revenue Bonds, Series B, 6.14%, 05/01/49	100,000	132,737
Santa Clara Valley Transportation Authority, 5.88%, 04/01/32	200,000	242,552
State of California 5.25%, 04/01/14	500,000	523,275
5.45%, 04/01/15	300,000	328,236
7.55%, 04/01/39	1,410,000	2,035,574
University of California, Series F, 5.95%, 05/15/45	500,000	605,990

		6,354,506

Connecticut 0.0% †
State of Connecticut, Series A, 5.85%, 03/15/32	500,000	622,070

Georgia 0.2%
Municipal Electric Authority of Georgia, Series A, 6.66%, 04/01/57	1,000,000	1,167,729

Illinois 0.2%
Chicago Transit Authority, Series A, 6.90%, 12/01/40	500,000	613,370
State of Illinois 5.88%, 03/01/19	200,000	229,582
4.95%, 06/01/23	160,000	167,426
5.10%, 06/01/33	1,445,000	1,422,963

		2,433,341

Massachusetts 0.0% †
Commonwealth of Massachusetts, Series E, 4.20%, 12/01/21	500,000	567,850

New Jersey 0.2%
New Jersey Economic Development Authority Series B,0.00%, 02/15/20	650,000	530,946
Series A,7.43%, 02/15/29	125,000	162,596
New Jersey State Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/40	790,000	1,152,175
Rutgers-State University of New Jersey, Series H, 5.67%, 05/01/40	250,000	309,058

		2,154,775

New York 0.2%
City of New York, Series G, 5.97%, 03/01/36	250,000	315,363
Metropolitan Transportation Authority, Series C, 7.34%, 11/15/39	760,000	1,112,229
New York City Municipal Water Finance Authority, Series AA, 5.44%, 06/15/43	250,000	310,988
New York City Transitional Finance Authority, Series B, 5.57%, 11/01/38	500,000	614,020
New York State Urban Development Corp., Series C, 5.84%, 03/15/40	450,000	564,404
Port Authority of New York & New Jersey, 6.04%, 12/01/29	620,000	805,833

		3,722,837

Ohio 0.0% †
Northeast Regional Sewer District, 6.04%, 11/15/40	300,000	348,900

Pennsylvania 0.0% †
Commonwealth of Pennsylvania, Series B, 5.85%, 07/15/30	500,000	600,420

Puerto Rico 0.0% †
Government Development Bank for Puerto Rico, Series B, 3.67%, 05/01/14	300,000	299,085

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
South Carolina 0.0% †
South Carolina State Public Service Authority, Revenue Bonds, Series C, 6.45%, 01/01/50	$100,000	$129,813

Texas 0.0%†
Dallas Area Rapid Transit, Series B, 6.00%, 12/01/44	500,000	660,165
State of Texas, Series A, 4.63%, 04/01/33	350,000	401,258
Texas Transportation Commission, Series B, 5.18%, 04/01/30	150,000	183,293
University of Texas System, Series C, 4.79%, 08/15/46	200,000	230,206

		1,474,922

Total Municipal Bonds (cost $16,543,792)		19,876,248

Sovereign Bonds 2.7%

	Principal Amount	Market Value
BRAZIL 0.2%
Brazilian Government International Bond 10.50%, 07/14/14	700,000	784,000
4.88%, 01/22/21	500,000	580,000
7.13%, 01/20/37	2,105,000	2,920,687

		4,284,687

CANADA 0.4%
Canada Government International Bond, 2.38%, 09/10/14	320,000	329,750
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	1,025,361
Province of Ontario Canada 4.10%, 06/16/14	2,470,000	2,580,892
4.50%, 02/03/15(c)	667,000	716,025
4.75%, 01/19/16	295,000	328,660
2.30%, 05/10/16	500,000	524,250
3.00%, 07/16/18	250,000	271,350
Province of Quebec Canada 4.60%, 05/26/15	354,000	384,869
3.50%, 07/29/20	400,000	443,000
7.50%, 09/15/29	578,000	862,564

		7,466,721

COLOMBIA 0.1%
Colombia Government International Bond 7.38%, 03/18/19	900,000	1,158,750
4.38%, 07/12/21	1,150,000	1,286,275
7.38%, 09/18/37	225,000	321,750

		2,766,775

ISRAEL 0.0% †
Israel Government International Bond, 3.15%, 06/30/23(c)	500,000	495,250

ITALY 0.0% †
Italy Government International Bond 4.50%, 01/21/15(c)	938,000	974,220
4.75%, 01/25/16	413,000	434,559
6.88%, 09/27/23	251,000	288,058
5.38%, 06/15/33	541,000	540,649

		2,237,486

MEXICO 0.4%
Mexico Government International Bond 5.63%, 01/15/17	800,000	920,000
5.13%, 01/15/20	1,000,000	1,171,000
3.63%, 03/15/22(c)	900,000	956,250
6.75%, 09/27/34	1,246,000	1,657,180
4.75%, 03/08/44	400,000	415,000
5.75%, 10/12/10	200,000	219,400

		5,338,830

PANAMA 0.2%
Panama Government International Bond
5.20%, 01/30/20	1,000,000	1,166,000
6.70%, 01/26/36	250,000	333,125

		1,499,125

PERU 0.2%
Peru Government International Bond, 7.13%, 03/30/19	1,840,000	2,361,640

POLAND 0.0% †
Poland Government International Bond 5.00%, 10/19/15(c)	224,000	246,490
6.38%, 07/15/19	750,000	921,413
5.13%, 04/21/21	200,000	231,000
5.00%, 03/23/22	300,000	342,729

		1,741,632

SOUTH AFRICA 0.0% †
South Africa Government International Bond 6.50%, 06/02/14	206,000	218,566
4.67%, 01/17/24	500,000	535,000
6.25%, 03/08/41	200,000	242,500

		996,066

SOUTH KOREA 0.0% †
Republic of Korea, 5.63%, 11/03/25	300,000	380,614

SUPRANATIONAL 1.2%
African Development Bank, 2.50%, 03/15/16	500,000	529,000
Asian Development Bank, 2.63%, 02/09/15	3,710,000	3,864,038
Council Of Europe Development Bank 1.50%, 01/15/15	200,000	203,824
1.50%, 06/19/17(c)	500,000	511,850
1.00%, 03/07/18	200,000	198,900
European Bank for Reconstruction & Development, 2.50%, 03/15/16	500,000	528,851

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
SUPRANATIONAL (continued)
European Investment Bank 3.00%, 04/08/14	$1,260,000	$1,294,322
4.63%, 05/15/14	895,000	937,571
3.13%, 06/04/14	450,000	464,517
1.13%, 08/15/14	600,000	606,300
1.13%, 04/15/15	750,000	760,449
4.63%, 10/20/15	2,325,000	2,565,173
0.63%, 04/15/16(c)	1,000,000	1,001,200
2.50%, 05/16/16	900,000	952,200
5.13%, 09/13/16	350,000	402,535
1.25%, 10/14/16	750,000	763,650
5.13%, 05/30/17	325,000	380,718
1.00%, 03/15/18	1,000,000	993,720
4.00%, 02/16/21(c)	500,000	578,050
Inter-American Development Bank 3.00%, 04/22/14	275,000	282,971
2.25%, 07/15/15	750,000	781,595
5.13%, 09/13/16	235,000	271,458
1.75%, 08/24/18(c)	300,000	311,138
International Bank for Reconstruction & Development 1.13%, 08/25/14	1,600,000	1,619,690
1.00%, 09/15/16	500,000	507,822
7.63%, 01/19/23	973,000	1,448,680
International Finance Corp. 2.25%, 04/11/16	300,000	315,969
1.13%, 11/23/16(c)	1,025,000	1,044,562

		24,120,753

Total Sovereign Bonds (cost $49,982,592)		53,689,579

U.S. Government Mortgage Backed Agencies 29.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp.
Gold Pool
Pool# E72896 7.00%, 10/01/13	$899	$910
Pool# E00677 6.00%, 06/01/14	7,181	7,332
Pool# E00802 7.50%, 02/01/15	6,649	6,920
Pool# G11001 6.50%, 03/01/15	2,775	2,858
Pool# G11003 7.50%, 04/01/15	315	329
Pool# G11164 7.00%, 05/01/15	1,103	1,141
Pool# E81396 7.00%, 10/01/15	229	242
Pool# E81394 7.50%, 10/01/15	2,749	2,866
Pool# E84097 6.50%, 12/01/15	1,548	1,628
Pool# E00938 7.00%, 01/01/16	3,265	3,434
Pool# E82132 7.00%, 01/01/16	638	672
Pool# E82815 6.00%, 03/01/16	1,173	1,230
Pool# E83231 6.00%, 04/01/16	816	868
Pool# E83233 6.00%, 04/01/16	1,794	1,910
Pool# G11972 6.00%, 04/01/16	41,260	43,276
Pool# E00975 6.00%, 05/01/16	9,939	10,450
Pool# E83355 6.00%, 05/01/16	2,457	2,616
Pool# E83636 6.00%, 05/01/16	4,753	5,060
Pool# E83933 6.50%, 05/01/16	237	253
Pool# E00985 6.00%, 06/01/16	5,779	6,100
Pool# E00987 6.50%, 06/01/16	5,683	6,017
Pool# E84236 6.50%, 06/01/16	1,584	1,689
Pool# E00996 6.50%, 07/01/16	739	787
Pool# E84912 6.50%, 08/01/16	5,889	6,282
Pool# E85117 6.50%, 08/01/16	2,077	2,215
Pool# E85387 6.00%, 09/01/16	3,643	3,878
Pool# E85800 6.50%, 10/01/16	1,936	2,065
Pool# E86183 6.00%, 11/01/16	881	938
Pool# E01083 7.00%, 11/01/16	1,937	2,062
Pool# G11207 7.00%, 11/01/16	3,745	3,950
Pool# E86533 6.00%, 12/01/16	2,240	2,385
Pool# E01095 6.00%, 01/01/17	2,842	3,015
Pool# E87584 6.00%, 01/01/17	1,988	2,116
Pool# E86995 6.50%, 01/01/17	5,053	5,391
Pool# E87291 6.50%, 01/01/17	10,953	11,685
Pool# E87446 6.50%, 01/01/17	1,633	1,766
Pool# E88076 6.00%, 02/01/17	3,471	3,746
Pool# E01127 6.50%, 02/01/17	4,591	4,931
Pool# E88055 6.50%, 02/01/17	19,445	20,612
Pool# E88106 6.50%, 02/01/17	8,309	8,987
Pool# E01137 6.00%, 03/01/17	4,353	4,648
Pool# E88134 6.00%, 03/01/17	900	971

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E88474 6.00%, 03/01/17	$3,645	$3,934
Pool# E88768 6.00%, 03/01/17	5,074	5,401
Pool# E01138 6.50%, 03/01/17	2,925	3,127
Pool# E01139 6.00%, 04/01/17	20,235	21,513
Pool# E88729 6.00%, 04/01/17	3,610	3,896
Pool# E89149 6.00%, 04/01/17	3,928	4,240
Pool# E89151 6.00%, 04/01/17	3,457	3,731
Pool# E89217 6.00%, 04/01/17	4,354	4,699
Pool# E89222 6.00%, 04/01/17	16,739	18,066
Pool# E89347 6.00%, 04/01/17	1,491	1,610
Pool# E89496 6.00%, 04/01/17	2,333	2,464
Pool# E89203 6.50%, 04/01/17	2,868	3,102
Pool# E01140 6.00%, 05/01/17	17,489	18,594
Pool# E89530 6.00%, 05/01/17	11,190	12,077
Pool# E89746 6.00%, 05/01/17	28,959	31,253
Pool# E89788 6.00%, 05/01/17	3,111	3,357
Pool# E89909 6.00%, 05/01/17	3,311	3,498
Pool# G11409 6.00%, 05/01/17	25,739	27,398
Pool# E01156 6.50%, 05/01/17	7,678	8,279
Pool# E89924 6.50%, 05/01/17	14,196	15,355
Pool# B15071 6.00%, 06/01/17	54,002	56,844
Pool# E01157 6.00%, 06/01/17	13,367	14,287
Pool# E90194 6.00%, 06/01/17	2,720	2,935
Pool# E90227 6.00%, 06/01/17	2,480	2,676
Pool# E90313 6.00%, 06/01/17	1,464	1,580
Pool# E90594 6.00%, 07/01/17	11,778	12,577
Pool# E90645 6.00%, 07/01/17	12,194	12,899
Pool# E90667 6.00%, 07/01/17	3,698	3,991
Pool# E01205 6.50%, 08/01/17	5,218	5,605
Pool# G11458 6.00%, 09/01/17	3,396	3,488
Pool# G11434 6.50%, 01/01/18	7,826	8,349
Pool# G18007 6.00%, 07/01/19	22,438	24,359
Pool# B16087 6.00%, 08/01/19	58,072	62,721
Pool# G18062 6.00%, 06/01/20	38,129	41,656
Pool# J00935 5.00%, 12/01/20	20,627	22,169
Pool# J00854 5.00%, 01/01/21	233,954	251,096
Pool# J00871 5.00%, 01/01/21	87,329	93,727
Pool# G18096 5.50%, 01/01/21	21,452	23,205
Pool# J01189 5.00%, 02/01/21	17,560	18,825
Pool# J01279 5.50%, 02/01/21	25,648	27,583
Pool# J01570 5.50%, 04/01/21	24,892	26,770
Pool# J01633 5.50%, 04/01/21	94,435	101,561
Pool# J01757 5.00%, 05/01/21	82,609	88,559
Pool# J01771 5.00%, 05/01/21	22,948	24,660
Pool# J01879 5.00%, 05/01/21	16,321	17,533
Pool# J06015 5.00%, 05/01/21	72,090	77,710
Pool# G18122 5.00%, 06/01/21	52,812	56,616
Pool# G18123 5.50%, 06/01/21	55,383	59,562
Pool# J01980 6.00%, 06/01/21	25,394	26,145
Pool# J03074 5.00%, 07/01/21	35,758	38,333
Pool# J03028 5.50%, 07/01/21	20,923	22,450
Pool# G12245 6.00%, 07/01/21	32,213	35,382
Pool# G12310 5.50%, 08/01/21	17,134	18,427
Pool# G12348 6.00%, 08/01/21	47,905	52,617
Pool# G12412 5.50%, 11/01/21	23,965	25,774
Pool# G13145 5.50%, 04/01/23	1,242,893	1,336,681
Pool# C90719 5.00%, 10/01/23	1,140,657	1,226,872
Pool# J09912 4.00%, 06/01/24	2,422,574	2,573,962
Pool# C00351 8.00%, 07/01/24	1,084	1,295
Pool# G13900 5.00%, 12/01/24	561,386	602,520
Pool# D60780 8.00%, 06/01/25	3,337	3,873
Pool# G30267 5.00%, 08/01/25	378,810	412,414

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E02746 3.50%, 11/01/25	$1,161,954	$1,226,032
Pool# J13883 3.50%, 12/01/25	2,173,257	2,338,608
Pool# J14732 4.00%, 03/01/26	1,149,003	1,222,601
Pool# E02896 3.50%, 05/01/26	1,209,439	1,287,097
Pool# J18127 3.00%, 03/01/27	832,355	876,555
Pool# J18702 3.00%, 03/01/27	971,193	1,022,764
Pool# J19106 3.00%, 05/01/27	334,395	352,465
Pool# J20471 3.00%, 09/01/27	1,565,940	1,649,093
Pool# D82854 7.00%, 10/01/27	2,750	3,269
Pool# G14609 3.00%, 11/01/27	1,961,290	2,065,437
Pool# C00566 7.50%, 12/01/27	4,040	4,866
Pool# C00678 7.00%, 11/01/28	5,111	6,099
Pool# C18271 7.00%, 11/01/28	3,535	4,219
Pool# C00836 7.00%, 07/01/29	2,279	2,709
Pool# C31282 7.00%, 09/01/29	364	433
Pool# C31285 7.00%, 09/01/29	5,334	6,341
Pool# A18212 7.00%, 11/01/29	53,256	62,371
Pool# C32914 8.00%, 11/01/29	3,744	4,227
Pool# C37436 8.00%, 01/01/30	4,509	5,543
Pool# C36306 7.00%, 02/01/30	862	1,020
Pool# C36429 7.00%, 02/01/30	851	1,007
Pool# C00921 7.50%, 02/01/30	3,832	4,661
Pool# G01108 7.00%, 04/01/30	1,796	2,135
Pool# C37703 7.50%, 04/01/30	2,461	2,849
Pool# C41561 8.00%, 08/01/30	2,524	2,736
Pool# C01051 8.00%, 09/01/30	7,463	9,210
Pool# C43550 7.00%, 10/01/30	5,362	6,344
Pool# C44017 7.50%, 10/01/30	935	996
Pool# C43967 8.00%, 10/01/30	44,812	50,669
Pool# C44957 8.00%, 11/01/30	5,295	6,215
Pool# C01106 7.00%, 12/01/30	30,482	36,065
Pool# C01103 7.50%, 12/01/30	2,851	3,478
Pool# C01116 7.50%, 01/01/31	3,090	3,781
Pool# C46932 7.50%, 01/01/31	2,869	3,329
Pool# C47287 7.50%, 02/01/31	4,733	5,497
Pool# C48851 7.00%, 03/01/31	2,835	3,337
Pool# G01217 7.00%, 03/01/31	28,100	33,246
Pool# C48206 7.50%, 03/01/31	2,271	2,304
Pool# C91366 4.50%, 04/01/31	432,533	472,278
Pool# C91377 4.50%, 06/01/31	245,650	269,456
Pool# C53324 7.00%, 06/01/31	4,136	4,869
Pool# C01209 8.00%, 06/01/31	1,779	2,085
Pool# C54792 7.00%, 07/01/31	23,222	27,336
Pool# C55071 7.50%, 07/01/31	804	839
Pool# G01309 7.00%, 08/01/31	5,274	6,209
Pool# C01222 7.00%, 09/01/31	4,527	5,330
Pool# G01311 7.00%, 09/01/31	36,813	43,555
Pool# G01315 7.00%, 09/01/31	1,388	1,642
Pool# C58647 7.00%, 10/01/31	1,342	1,580
Pool# C58694 7.00%, 10/01/31	12,940	15,232
Pool# C60012 7.00%, 11/01/31	2,230	2,625
Pool# C61298 8.00%, 11/01/31	3,381	3,530
Pool# C61105 7.00%, 12/01/31	7,269	8,556
Pool# C01305 7.50%, 12/01/31	4,089	4,843

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C62218 7.00%, 01/01/32	$3,528	$4,153
Pool# C63171 7.00%, 01/01/32	15,128	17,808
Pool# C64121 7.50%, 02/01/32	5,175	5,723
Pool# D99004 3.50%, 03/01/32	435,506	464,251
Pool# G30577 3.50%, 04/01/32	942,966	1,005,204
Pool# C01345 7.00%, 04/01/32	21,998	25,757
Pool# C66744 7.00%, 04/01/32	1,278	1,497
Pool# G01391 7.00%, 04/01/32	64,338	76,121
Pool# C65717 7.50%, 04/01/32	5,295	5,498
Pool# C01370 8.00%, 04/01/32	5,418	6,490
Pool# C66916 7.00%, 05/01/32	22,257	26,060
Pool# C67235 7.00%, 05/01/32	30,113	35,258
Pool# C01381 8.00%, 05/01/32	26,513	31,799
Pool# C68290 7.00%, 06/01/32	7,038	8,240
Pool# C68300 7.00%, 06/01/32	35,573	41,651
Pool# G01449 7.00%, 07/01/32	42,711	50,533
Pool# C68988 7.50%, 07/01/32	4,069	4,114
Pool# C69908 7.00%, 08/01/32	32,406	37,943
Pool# C70211 7.00%, 08/01/32	15,750	18,441
Pool# C91558 3.50%, 09/01/32	171,497	182,442
Pool# C71089 7.50%, 09/01/32	6,008	6,244
Pool# G01536 7.00%, 03/01/33	39,331	46,051
Pool# A16419 6.50%, 11/01/33	27,600	31,670
Pool# A16522 6.50%, 12/01/33	164,645	188,927
Pool# A17177 6.50%, 12/01/33	7,545	8,083
Pool# C01806 7.00%, 01/01/34	15,152	17,740
Pool# A21356 6.50%, 04/01/34	88,455	101,003
Pool# C01851 6.50%, 04/01/34	89,727	102,455
Pool# A22067 6.50%, 05/01/34	135,200	154,379
Pool# A24301 6.50%, 05/01/34	121,507	138,743
Pool# A24988 6.50%, 07/01/34	40,844	46,638
Pool# G01741 6.50%, 10/01/34	50,392	58,106
Pool# G08023 6.50%, 11/01/34	93,528	106,796
Pool# A33137 6.50%, 01/01/35	34,461	39,349
Pool# A31989 6.50%, 04/01/35	28,206	32,051
Pool# G08064 6.50%, 04/01/35	66,607	75,685
Pool# G01947 7.00%, 05/01/35	53,240	62,337
Pool# G08073 5.50%, 08/01/35	602,485	656,284
Pool# A37135 5.50%, 09/01/35	1,144,997	1,247,239
Pool# A47368 5.00%, 10/01/35	748,743	827,096
Pool# A38255 5.50%, 10/01/35	699,492	761,953
Pool# A38531 5.50%, 10/01/35	1,209,605	1,317,616
Pool# G08088 6.50%, 10/01/35	400,283	454,837
Pool# A39759 5.50%, 11/01/35	59,729	65,063
Pool# A47682 6.50%, 11/01/35	68,471	77,803
Pool# A40376 5.50%, 12/01/35	62,094	67,638
Pool# A42305 5.50%, 01/01/36	164,216	178,315
Pool# A41548 7.00%, 01/01/36	71,040	81,815
Pool# G08111 5.50%, 02/01/36	1,223,610	1,328,665
Pool# A48303 7.00%, 02/01/36	13,174	15,184
Pool# A43452 5.50%, 03/01/36	49,628	53,889
Pool# A43861 5.50%, 03/01/36	588,906	639,468
Pool# A43884 5.50%, 03/01/36	1,028,783	1,138,425
Pool# A43885 5.50%, 03/01/36	943,789	1,062,276
Pool# A43886 5.50%, 03/01/36	1,445,309	1,626,760
Pool# A48378 5.50%, 03/01/36	781,010	879,062
Pool# G08116 5.50%, 03/01/36	226,727	246,193
Pool# G02198 4.50%, 05/01/36	792,569	849,378

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A48735 5.50%, 05/01/36	$86,963	$94,430
Pool# A49960 7.00%, 06/01/36	3,438	3,962
Pool# G02390 6.00%, 09/01/36	818,467	895,899
Pool# A53039 6.50%, 10/01/36	193,514	221,609
Pool# A53219 6.50%, 10/01/36	77,966	88,654
Pool# G05254 5.00%, 01/01/37	789,238	851,851
Pool# G04331 5.00%, 02/01/37	658,918	711,192
Pool# G05941 6.00%, 02/01/37	3,711,554	4,098,648
Pool# G03620 6.50%, 10/01/37	24,950	28,004
Pool# G03721 6.00%, 12/01/37	377,751	413,017
Pool# G03826 6.00%, 01/01/38	386,618	422,712
Pool# G03969 6.00%, 02/01/38	420,114	459,072
Pool# G04913 5.00%, 03/01/38	1,367,818	1,473,572
Pool# G05299 4.50%, 06/01/38	1,264,846	1,355,506
Pool# G04473 5.50%, 06/01/38	1,318,659	1,428,166
Pool# G04581 6.50%, 08/01/38	854,064	971,760
Pool# A81674 6.00%, 09/01/38	1,917,817	2,095,660
Pool# A85442 5.00%, 03/01/39	1,428,510	1,536,482
Pool# G05449 4.50%, 05/01/39	3,873,770	4,144,167
Pool# G05459 5.50%, 05/01/39	9,479,018	10,286,931
Pool# A86980 4.50%, 07/01/39	2,370,190	2,543,418
Pool# G05535 4.50%, 07/01/39	3,069,427	3,283,680
Pool# A88133 4.50%, 08/01/39	4,044,507	4,326,822
Pool# A89500 4.50%, 10/01/39	390,051	417,277
Pool# A91165 5.00%, 02/01/40	13,899,108	15,320,581
Pool# A91538 4.50%, 03/01/40	2,994,918	3,205,842
Pool# G05894 4.50%, 04/01/40	3,017,779	3,228,426
Pool# A93996 4.50%, 09/01/40	2,785,171	2,981,322
Pool# A95407 4.00%, 12/01/40	1,433,901	1,524,132
Pool# A96049 4.00%, 01/01/41	4,290,620	4,560,616
Pool# A96050 4.00%, 01/01/41	3,982,970	4,233,607
Pool# A97040 4.00%, 02/01/41	1,981,515	2,106,206
Pool# G06818 4.00%, 11/01/41	434,219	461,544
Pool# G06842 4.00%, 12/01/41	258,089	274,330
Pool# Q05783 4.00%, 01/01/42	736,713	783,073
Pool# Q08977 4.00%, 06/01/42	471,505	504,614
Pool# Q11087 4.00%, 09/01/42	589,573	634,042
Pool# G07158 3.50%, 10/01/42	1,737,072	1,833,267
Pool# G07163 3.50%, 10/01/42	733,713	776,752
Pool# Q12051 3.50%, 10/01/42	3,885,317	4,100,477
Pool# C09020 3.50%, 11/01/42	4,909,092	5,180,946
Pool# G07264 3.50%, 12/01/42	1,776,410	1,874,783
Pool# Q14292 3.50%, 01/01/43	299,444	317,009
Pool# Q14881 3.50%, 01/01/43	349,057	368,387
Pool# Q15774 3.00%, 02/01/43	3,055,998	3,140,639
Pool# Q15884 3.00%, 02/01/43	1,820,869	1,871,372
Pool# Q16470 3.00%, 03/01/43	3,000,000	3,084,906
Pool# Q16915 3.00%, 04/01/43	1,000,000	1,028,302
Federal Home Loan Mortgage Corp. Gold Pool TBA 2.50%, 04/15/28	8,000,000	8,282,499
3.00%, 04/15/28	2,500,000	2,619,922
4.00%, 04/15/28	3,000,000	3,185,625
4.50%, 04/15/28	4,200,000	4,471,523
2.50%, 04/15/43	1,000,000	985,938
3.00%, 04/15/43	3,200,000	3,286,000
3.50%, 04/15/43	1,100,000	1,157,535
4.00%, 04/15/43	2,900,000	3,082,156
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.33%, 07/01/41 (a)	1,103,054	1,164,778
Pool# 2B0108 2.65%, 01/01/42 (a)	358,767	376,536
Federal National Mortgage Association Pool
Pool# 822023 5.50%, 07/01/20	9,293	10,176
Pool# 826869 5.50%, 08/01/20	302,897	331,670
Pool# 835228 5.50%, 08/01/20	6,155	6,740

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 825811 5.50%, 09/01/20	$6,945	$7,604
Pool# 832837 5.50%, 09/01/20	241,857	264,257
Pool# 839585 5.50%, 09/01/20	32,205	35,264
Pool# 811505 5.50%, 10/01/20	14,897	16,312
Pool# 829704 5.50%, 10/01/20	14,208	15,557
Pool# 838565 5.50%, 10/01/20	276,826	303,121
Pool# 838566 5.50%, 10/01/20	10,863	11,895
Pool# 840102 5.50%, 10/01/20	177,106	193,929
Pool# 841947 5.50%, 10/01/20	13,244	14,502
Pool# 843102 5.50%, 10/01/20	7,153	7,832
Pool# 839100 5.50%, 11/01/20	6,883	7,537
Pool# 840808 5.50%, 11/01/20	1,505	1,648
Pool# 847832 5.50%, 11/01/20	15,354	16,812
Pool# 847920 5.50%, 11/01/20	250,791	274,614
Pool# 830670 5.50%, 12/01/20	13,422	14,697
Pool# 866142 5.50%, 01/01/21	27,946	30,600
Pool# 788210 5.50%, 02/01/21	26,750	28,755
Pool# 837194 5.50%, 02/01/21	2,854	3,125
Pool# 867183 5.50%, 02/01/21	32,302	35,371
Pool# 811558 5.50%, 03/01/21	242,687	265,740
Pool# 870296 5.50%, 03/01/21	3,617	3,960
Pool# 878120 5.50%, 04/01/21	11,264	12,307
Pool# 878121 5.50%, 04/01/21	14,551	15,933
Pool# 811559 5.50%, 05/01/21	55,948	61,262
Pool# 879115 5.50%, 05/01/21	27,691	30,321
Pool# 883922 5.50%, 05/01/21	87,383	95,683
Pool# 885440 5.50%, 05/01/21	5,588	6,119
Pool# 845489 5.50%, 06/01/21	2,319	2,539
Pool# 880950 5.50%, 07/01/21	105,131	115,117
Pool# 870092 5.50%, 08/01/21	4,326	4,737
Pool# 896599 5.50%, 08/01/21	1,813	1,985
Pool# 896605 5.50%, 08/01/21	757	829
Pool# 903350 5.00%, 10/01/21	14,020	15,139
Pool# 894126 5.50%, 10/01/21	2,322	2,542
Pool# 902789 5.50%, 11/01/21	154,944	169,663
Pool# 901509 5.00%, 12/01/21	12,359	13,345
Pool# 906708 5.00%, 12/01/21	123,201	133,032
Pool# 905586 5.50%, 12/01/21	157,595	172,565
Pool# 906205 5.50%, 01/01/22	5,745	6,291
Pool# 906317 5.50%, 01/01/22	6,597	7,223
Pool# 928106 5.50%, 02/01/22	153,107	167,651
Pool# 913889 5.50%, 03/01/22	53,704	58,805
Pool# 914385 5.50%, 03/01/22	3,782	4,141
Pool# 913323 5.50%, 04/01/22	9,429	10,324
Pool# 913331 5.50%, 05/01/22	9,515	10,419
Pool# 899438 5.50%, 06/01/22	103,126	112,677
Pool# 939673 5.50%, 06/01/22	30,858	33,789
Pool# 928711 6.00%, 09/01/22	329,526	363,430
Pool# AA2549 4.00%, 04/01/24	865,421	926,495
Pool# 934863 4.00%, 06/01/24	1,794,269	1,920,894
Pool# AC1374 4.00%, 08/01/24	705,817	771,950
Pool# AC1529 4.50%, 09/01/24	2,277,475	2,450,677
Pool# AD0244 4.50%, 10/01/24	279,096	300,321
Pool# AD4089 4.50%, 05/01/25	1,997,480	2,149,388
Pool# 890216 4.50%, 07/01/25	533,815	574,411
Pool# AB1609 4.00%, 10/01/25	1,053,001	1,126,984
Pool# AH1361 3.50%, 12/01/25	742,151	797,222
Pool# AH1518 3.50%, 12/01/25	532,645	564,846
Pool# AH2717 3.50%, 01/01/26	1,013,791	1,075,080
Pool# AH5616 3.50%, 02/01/26	2,520,861	2,674,046
Pool# AL0298 4.00%, 05/01/26	1,828,792	1,993,857
Pool# AJ4093 3.50%, 10/01/26	2,022,778	2,145,697

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AB4277 3.00%, 01/01/27	$2,302,326	$2,423,054
Pool# AP4746 3.00%, 08/01/27	603,451	640,186
Pool# AP4640 3.00%, 09/01/27	248,595	263,728
Pool# AP7855 3.00%, 09/01/27	2,566,146	2,722,359
Pool# AB6886 3.00%, 11/01/27	310,054	329,122
Pool# AB6887 3.00%, 11/01/27	672,923	713,887
Pool# AQ3758 3.00%, 11/01/27	331,443	351,620
Pool# AQ4532 3.00%, 11/01/27	352,732	374,204
Pool# AQ5096 3.00%, 11/01/27	809,864	859,164
Pool# AQ7406 3.00%, 11/01/27	241,572	256,278
Pool# AQ2884 3.00%, 12/01/27	256,521	272,136
Pool# 930998 4.50%, 04/01/29	394,370	428,413
Pool# AH1515 4.00%, 12/01/30	1,558,970	1,674,236
Pool# AD0716 6.50%, 12/01/30	5,325,416	6,064,108
Pool# AB2121 4.00%, 01/01/31	260,836	280,122
Pool# MA0641 4.00%, 02/01/31	1,303,602	1,399,987
Pool# 560868 7.50%, 02/01/31	870	898
Pool# 607212 7.50%, 10/01/31	37,348	43,601
Pool# MA0895 3.50%, 11/01/31	1,329,991	1,420,264
Pool# 607632 6.50%, 11/01/31	261	307
Pool# MA1029 3.50%, 04/01/32	852,943	910,837
Pool# 545556 7.00%, 04/01/32	17,296	20,141
Pool# AO2565 3.50%, 05/01/32	297,342	317,524
Pool# 545605 7.00%, 05/01/32	22,217	25,875
Pool# AO5103 3.50%, 06/01/32	634,107	677,147
Pool# MA1107 3.50%, 07/01/32	112,660	120,307
Pool# 651361 7.00%, 07/01/32	15,031	17,903
Pool# AP1990 3.50%, 08/01/32	398,776	425,842
Pool# AP1997 3.50%, 08/01/32	150,433	160,643
Pool# MA1166 3.50%, 09/01/32	667,593	712,906
Pool# 661664 7.50%, 09/01/32	19,850	20,560
Pool# 689741 5.50%, 02/01/33	64,462	70,976
Pool# 656559 6.50%, 02/01/33	106,159	121,572
Pool# 555346 5.50%, 04/01/33	239,793	268,565
Pool# 713560 5.50%, 04/01/33	19,542	21,517
Pool# 694846 6.50%, 04/01/33	26,645	31,480
Pool# 701261 7.00%, 04/01/33	1,957	2,327
Pool# 555421 5.00%, 05/01/33	6,687,043	7,286,508
Pool# 555684 5.50%, 07/01/33	60,499	66,613
Pool# 720087 5.50%, 07/01/33	1,095,838	1,201,324
Pool# 728721 5.50%, 07/01/33	168,091	185,077
Pool# 743235 5.50%, 10/01/33	111,206	123,486
Pool# 750229 6.50%, 10/01/33	95,200	108,184
Pool# 755872 5.50%, 12/01/33	1,037,855	1,142,733
Pool# 725221 5.50%, 01/01/34	28,397	31,266
Pool# 725223 5.50%, 03/01/34	3,040	3,347
Pool# 725228 6.00%, 03/01/34	2,430,181	2,697,345
Pool# 725425 5.50%, 04/01/34	1,798,306	1,986,504
Pool# 725423 5.50%, 05/01/34	154,276	169,866
Pool# 725594 5.50%, 07/01/34	689,456	760,635
Pool# 788027 6.50%, 09/01/34	88,186	104,273
Pool# 807310 7.00%, 11/01/34	12,277	14,581
Pool# 735141 5.50%, 01/01/35	2,235,674	2,466,484
Pool# 889852 5.50%, 05/01/35	58,022	63,958

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 995203 5.00%, 07/01/35	$5,497,339	$5,979,341
Pool# 256023 6.00%, 12/01/35	1,873,941	2,069,163
Pool# 745418 5.50%, 04/01/36	427,704	469,187
Pool# 745516 5.50%, 05/01/36	244,347	268,046
Pool# 889745 5.50%, 06/01/36	29,664	32,662
Pool# 888635 5.50%, 09/01/36	740,835	815,698
Pool# 995065 5.50%, 09/01/36	1,262,953	1,381,894
Pool# 907252 7.00%, 12/01/36	81,855	97,160
Pool# 923834 7.00%, 04/01/37	153,708	182,646
Pool# 995024 5.50%, 08/01/37	490,811	541,482
Pool# 925172 7.00%, 08/01/37	20,825	24,745
Pool# 995050 6.00%, 09/01/37	5,554,327	6,098,246
Pool# 947831 7.00%, 10/01/37	220,451	261,954
Pool# 955194 7.00%, 11/01/37	409,216	486,257
Pool# 928940 7.00%, 12/01/37	193,173	229,541
Pool# 257137 7.00%, 03/01/38	8,145	9,194
Pool# 974965 5.00%, 04/01/38	4,928,592	5,339,616
Pool# 257409 7.00%, 10/01/38	245,455	291,951
Pool# 990810 7.00%, 10/01/38	344,551	409,819
Pool# 190396 4.50%, 06/01/39	4,279,669	4,611,656
Pool# AA9611 4.00%, 07/01/39	3,149,155	3,358,869
Pool# AA9809 4.50%, 07/01/39	6,299,669	6,788,353
Pool# AC0397 4.50%, 07/01/39	1,304,597	1,405,798
Pool# 994002 4.00%, 08/01/39	4,363,924	4,741,131
Pool# AC1454 4.00%, 08/01/39	3,916,262	4,177,061
Pool# AC1921 4.00%, 09/01/39	1,902,412	2,029,101
Pool# AC2651 4.00%, 10/01/39	1,369,722	1,460,937
Pool# AC7249 4.00%, 11/01/39	1,854,943	1,978,471
Pool# AC9895 3.27%, 04/01/40 (a)	4,005,865	4,239,831
Pool# AC9890 3.28%, 04/01/40 (a)	6,673,680	7,065,316
Pool# AD2888 4.50%, 04/01/40	2,271,965	2,451,048
Pool# AD7992 4.50%, 07/01/40	1,961,257	2,115,849
Pool# AB1388 4.50%, 08/01/40	2,704,894	2,918,102
Pool# AD9153 4.50%, 08/01/40	3,244,627	3,500,378
Pool# AD8536 5.00%, 08/01/40	1,560,421	1,721,746
Pool# AB1500 4.00%, 09/01/40	593,200	632,704
Pool# AB1735 3.50%, 11/01/40	37,676	39,951
Pool# 932888 3.50%, 01/01/41	535,876	572,583
Pool# 932891 3.50%, 01/01/41	91,613	97,688
Pool# AB2067 3.50%, 01/01/41	975,544	1,037,186
Pool# AB2068 3.50%, 01/01/41	561,934	595,860
Pool# AE6392 4.00%, 02/01/41	1,296,799	1,383,563
Pool# AL0390 5.00%, 05/01/41	2,939,033	3,241,079
Pool# AB3314 4.50%, 07/01/41	5,630,015	6,077,308
Pool# AJ1249 3.31%, 09/01/41 (a)	1,461,170	1,540,789
Pool# AI9851 4.50%, 09/01/41	185,062	202,657
Pool# AL0761 5.00%, 09/01/41	788,626	869,673
Pool# AJ5431 4.50%, 10/01/41	260,125	284,856
Pool# AJ5916 4.00%, 11/01/41	3,925,913	4,188,581
Pool# AJ4861 4.00%, 12/01/41	558,312	595,667
Pool# AJ7689 4.00%, 12/01/41	4,804,839	5,126,313
Pool# AK0714 2.47%, 02/01/42 (a)	387,392	404,181
Pool# AK6984 4.00%, 03/01/42	287,153	307,487
Pool# AO0186 4.50%, 04/01/42	408,939	447,818
Pool# AB5185 3.50%, 05/01/42	1,335,851	1,412,758
Pool# AO3575 4.50%, 05/01/42	97,076	106,305
Pool# AO4647 3.50%, 06/01/42	2,388,876	2,531,611
Pool# AB5302 4.50%, 06/01/42	196,436	213,393

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AO8036 4.50%, 07/01/42	$2,953,457	$3,234,251
Pool# AO9697 4.50%, 07/01/42	147,966	161,293
Pool# AP1919 4.50%, 07/01/42	304,251	332,644
Pool# AB6017 3.50%, 08/01/42	2,666,569	2,817,564
Pool# AP2092 4.50%, 08/01/42	132,092	143,495
Pool# AP6579 3.50%, 09/01/42	2,089,913	2,208,254
Pool# AB6524 3.50%, 10/01/42	3,834,108	4,051,613
Pool# AB7074 3.00%, 11/01/42	1,983,735	2,047,705
Pool# AB6786 3.50%, 11/01/42	3,413,021	3,606,283
Pool# AL2677 3.50%, 11/01/42	2,034,558	2,157,395
Pool# AQ1569 3.50%, 11/01/42	1,460,139	1,542,819
Pool# AQ2432 3.00%, 12/01/42	992,481	1,024,486
Pool# AL3000 3.50%, 12/01/42	2,446,724	2,590,622
Pool# AR3806 3.50%, 02/01/43	502,771	532,010
Federal National Mortgage Association Pool TBA 2.50%, 04/25/28	14,000,000	14,522,812
3.00%, 04/25/28	6,567,663	6,905,025
3.50%, 04/25/28	1,000,000	1,060,000
4.00%, 04/25/28	2,000,000	2,139,609
4.50%, 04/25/28	1,600,000	1,721,188
5.00%, 04/25/28	2,900,000	3,128,715
2.50%, 04/25/43	1,000,000	991,250
3.00%, 04/25/43	23,000,000	23,722,342
3.50%, 04/25/43	9,100,000	9,609,030
4.00%, 04/25/43	4,000,000	4,264,375
4.50%, 04/25/43	3,000,000	3,232,031
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	964	1,098
Pool# 376510 7.00%, 05/15/24	3,631	4,252
Pool# 457801 7.00%, 08/15/28	6,251	7,460
Pool# 486936 6.50%, 02/15/29	3,959	4,658
Pool# 502969 6.00%, 03/15/29	13,391	15,173
Pool# 487053 7.00%, 03/15/29	4,983	5,944
Pool# 781014 6.00%, 04/15/29	10,208	11,553
Pool# 509099 7.00%, 06/15/29	4,349	4,562
Pool# 470643 7.00%, 07/15/29	17,178	20,492
Pool# 434505 7.50%, 08/15/29	214	246
Pool# 416538 7.00%, 10/15/29	935	979
Pool# 524269 8.00%, 11/15/29	9,228	9,460
Pool# 781124 7.00%, 12/15/29	25,470	31,237
Pool# 507396 7.50%, 09/15/30	93,730	108,397
Pool# 531352 7.50%, 09/15/30	9,125	10,583
Pool# 536334 7.50%, 10/15/30	236	246
Pool# 540659 7.00%, 01/15/31	1,073	1,106
Pool# 486019 7.50%, 01/15/31	2,359	2,740
Pool# 535388 7.50%, 01/15/31	2,460	2,730
Pool# 537406 7.50%, 02/15/31	579	595
Pool# 528589 6.50%, 03/15/31	71,955	81,684
Pool# 508473 7.50%, 04/15/31	13,267	15,343
Pool# 544470 8.00%, 04/15/31	3,963	4,060
Pool# 781287 7.00%, 05/15/31	12,614	15,545
Pool# 549742 7.00%, 07/15/31	6,089	7,244
Pool# 781319 7.00%, 07/15/31	4,000	4,872
Pool# 485879 7.00%, 08/15/31	15,159	18,035
Pool# 572554 6.50%, 09/15/31	149,552	176,827
Pool# 555125 7.00%, 09/15/31	958	985
Pool# 781328 7.00%, 09/15/31	12,220	15,058
Pool# 550991 6.50%, 10/15/31	2,391	2,712
Pool# 571267 7.00%, 10/15/31	1,453	1,729
Pool# 574837 7.50%, 11/15/31	2,983	3,106
Pool# 555171 6.50%, 12/15/31	1,657	1,960
Pool# 781380 7.50%, 12/15/31	3,750	4,662
Pool# 781481 7.50%, 01/15/32	18,657	22,712
Pool# 580972 6.50%, 02/15/32	2,758	3,163
Pool# 781401 7.50%, 02/15/32	9,846	12,039
Pool# 781916 6.50%, 03/15/32	215,166	258,442
Pool# 552474 7.00%, 03/15/32	10,476	12,439

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 781478 7.50%, 03/15/32	$6,635	$8,238
Pool# 781429 8.00%, 03/15/32	10,928	13,513
Pool# 781431 7.00%, 04/15/32	44,322	52,375
Pool# 568715 7.00%, 05/15/32	51,829	61,538
Pool# 552616 7.00%, 06/15/32	52,239	60,404
Pool# 570022 7.00%, 07/15/32	51,690	61,373
Pool# 583645 8.00%, 07/15/32	7,150	7,899
Pool# 595077 6.00%, 10/15/32	21,802	24,792
Pool# 596657 7.00%, 10/15/32	6,009	7,135
Pool# 552903 6.50%, 11/15/32	256,488	294,847
Pool# 552952 6.00%, 12/15/32	28,597	32,520
Pool# 588192 6.00%, 02/15/33	13,390	15,448
Pool# 602102 6.00%, 02/15/33	19,304	21,903
Pool# 553144 5.50%, 04/15/33	110,373	121,655
Pool# 604243 6.00%, 04/15/33	57,691	65,459
Pool# 611526 6.00%, 05/15/33	27,191	30,852
Pool# 553320 6.00%, 06/15/33	71,435	82,146
Pool# 572733 6.00%, 07/15/33	10,987	12,467
Pool# 573916 6.00%, 11/15/33	42,961	48,745
Pool# 604788 6.50%, 11/15/33	203,767	235,412
Pool# 604875 6.00%, 12/15/33	112,772	127,957
Pool# 781688 6.00%, 12/15/33	123,620	140,575
Pool# 781690 6.00%, 12/15/33	50,845	58,635
Pool# 781699 7.00%, 12/15/33	20,332	22,168
Pool# 621856 6.00%, 01/15/34	55,564	62,820
Pool# 564799 6.00%, 03/15/34	295,335	335,842
Pool# 630038 6.50%, 08/15/34	106,541	121,514
Pool# 781804 6.00%, 09/15/34	151,057	174,190
Pool# 781847 6.00%, 12/15/34	136,081	154,359
Pool# 486921 5.50%, 02/15/35	43,938	48,320
Pool# 781902 6.00%, 02/15/35	125,014	143,944
Pool# 781933 6 .00%, 06/15/35	20,437	23,540
Pool# 649454 5.50%, 09/15/35	647,726	712,316
Pool# 649510 5.50%, 10/15/35	1,094,513	1,211,731
Pool# 649513 5.50%, 10/15/35	1,465,551	1,611,694
Pool# 652207 5.50%, 03/15/36	717,109	785,033
Pool# 652539 5.00%, 05/15/36	83,716	91,266
Pool# 655519 5.00%, 05/15/36	60,230	65,571
Pool# 606308 5.50%, 05/15/36	141,390	154,782
Pool# 606314 5.50%, 05/15/36	44,223	48,411
Pool# 657912 6.50%, 08/15/36	20,914	24,508
Pool# 697957 4.50%, 03/15/39	7,026,528	7,683,288
Pool# 704630 5.50%, 07/15/39	231,240	253,143
Pool# 722292 5.00%, 09/15/39	5,013,710	5,472,151
Pool# 782803 6.00%, 11/15/39	3,418,026	3,848,376
Pool# 733312 4.00%, 09/15/40	213,716	239,737
Pool# 742235 4.00%, 12/15/40	705,568	773,616
Pool# 690662 4.00%, 01/15/41	142,267	159,589
Pool# 719486 4.00%, 01/15/41	106,451	119,412
Pool# 742244 4.00%, 01/15/41	552,017	619,230
Pool# 753826 4.00%, 01/15/41	161,428	180,175
Pool# 755958 4.00%, 01/15/41	545,314	603,449
Pool# 755959 4.00%, 01/15/41	406,131	457,611
Pool# 759075 4.00%, 01/15/41	427,409	481,586
Pool# 757555 4.00%, 02/15/41	72,677	81,889
Pool# 757557 4.00%, 02/15/41	111,162	124,697
Pool# 759207 4.00%, 02/15/41	812,422	915,403
Pool# 738107 4.00%, 03/15/41	1,638,528	1,805,527
Pool# 779718 4.00%, 11/15/41	198,614	216,652
Pool# 552649 4.00%, 12/15/41	477,251	520,595
Pool# 778869 4.00%, 02/15/42	898,741	997,217

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool TBA
3.00%, 04/15/43	$2,000,000	$2,090,625
3.50%, 04/15/43	5,000,000	5,378,125
4.00%, 04/15/43	200,000	217,977
4.50%, 04/15/43	5,000,000	5,466,406
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	2,568,578	2,842,796
Pool# G24245 6.00%, 09/20/38	1,237,048	1,415,908
Pool# G24559 5.00%, 10/20/39	2,602,112	2,888,413
Pool# G24715 5.00%, 06/20/40	590,285	654,848
Pool# G24747 5.00%, 07/20/40	7,259,446	8,058,175
Pool# G24771 4.50%, 08/20/40	6,264,581	6,929,668
Pool# G24802 5.00%, 09/20/40	4,018,906	4,424,962
Pool# G24834 4.50%, 10/20/40	1,314,114	1,453,628
Pool# 737727 4.00%, 12/20/40	4,098,269	4,597,265
Pool# 737730 4.00%, 12/20/40	1,099,340	1,233,193
Pool# G24923 4.50%, 01/20/41	1,961,322	2,169,548
Pool# G24978 4.50%, 03/20/41	323,658	358,020
Pool# G25017 4.50%, 04/20/41	3,929,443	4,317,343
Pool# G25056 5.00%, 05/20/41	1,193,629	1,315,267
Pool# G25082 4.50%, 06/20/41	1,337,750	1,473,915
Pool# G25139 4.00%, 08/20/41	2,355,004	2,566,532
Pool# G25175 4.50%, 09/20/41	1,371,614	1,517,233
Pool# G2675523 3.50%, 03/20/42	943,213	1,013,276
Pool# G25332 4.00%, 03/20/42	1,347,944	1,458,907
Pool# G2MA0022 3.50%, 04/20/42	899,695	963,152
Pool# G2MA0023 4.00%, 04/20/42	2,677,293	2,897,689
Pool# G2MA0089 4.00%, 05/20/42	2,512,500	2,719,355
Pool# G2MA0220 3.50%, 07/20/42	4,707,379	5,039,397
Pool# G2MA0392 3.50%, 09/20/42	6,399,524	6,850,891
Pool# G2MA0534 3.50%, 11/20/42	7,252,958	7,764,517
Government National Mortgage Association II Pool TBA
3.00%, 04/15/43	13,000,000	13,578,905
3.50%, 04/15/43	2,000,000	2,138,438

Total U.S. Government Mortgage Backed Agencies (cost $569,369,668)		586,804,310

U.S. Government Sponsored & Agency Obligations 4.4%

	Principal Amount	Market Value
Federal Farm Credit Bank
4.88%, 01/17/17	695,000	807,128
Federal Home Loan Banks
4.88%, 05/17/17	1,125,000	1,317,311
5.25%, 06/05/17	7,000,000	8,292,528
5.50%, 07/15/36	1,500,000	2,008,922
Federal Home Loan Mortgage Corp.
4.38%, 07/17/15	7,214,000	7,877,074
1.75%, 09/10/15	10,900,000	11,262,719
0.88%, 03/07/18	4,000,000	3,992,088
3.75%, 03/27/19 (c)	1,870,000	2,143,959
2.38%, 01/13/22 (c)	3,000,000	3,122,397
6.75%, 09/15/29	557,000	826,235
6.25%, 07/15/32	1,245,000	1,809,950
Federal National Mortgage Association
2.50%, 05/15/14 (c)	4,800,000	4,923,840
3.00%, 09/16/14	5,325,000	5,543,171
4.63%, 10/15/14	1,779,000	1,898,440
0.38%, 03/16/15	7,000,000	7,009,464
4.38%, 10/15/15	1,618,000	1,780,483
0.65%, 03/28/16	9,800,000	9,810,662
5.38%, 06/12/17 (c)	1,995,000	2,378,567
0.88%, 12/20/17 (c)	6,000,000	5,995,068
Financing Corp. (FICO)
9.80%, 11/30/17	18,000	25,290
Tennessee Valley Authority
6.25%, 12/15/17	50,000	62,296
4.50%, 04/01/18	4,635,000	5,432,039
4.88%, 01/15/48	500,000	596,670

Total U.S. Government Sponsored & Agency Obligations (cost $83,706,636)		88,916,301

U.S. Treasury Bonds 5.9%

	Principal Amount	Market Value
U.S. Treasury Bonds
8.75%, 05/15/17	124,000	165,298
8.13%, 08/15/19	1,900,000	2,733,477
8.50%, 02/15/20	2,138,000	3,180,775

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value
U.S. Treasury Bonds (continued)
8.00%, 11/15/21	$3,710,000	$5,653,113
6.25%, 08/15/23	14,681,000	20,778,194
6.88%, 08/15/25	1,613,000	2,444,955
5.38%, 02/15/31	4,237,000	5,894,065
4.50%, 02/15/36 (c)	2,620,000	3,327,809
5.00%, 05/15/37 (c)	305,000	415,324
3.50%, 02/15/39	2,285,000	2,484,581
4.25%, 05/15/39	5,595,000	6,875,729
4.50%, 08/15/39	2,380,000	3,038,963
4.38%, 11/15/39 (c)	8,245,000	10,332,015
4.63%, 02/15/40	7,395,000	9,627,366
4.38%, 05/15/40 (c)	2,600,000	3,258,939
3.88%, 08/15/40	1,000,000	1,156,719
4.25%, 11/15/40 (c)	3,400,000	4,180,405
4.75%, 02/15/41 (c)	7,400,000	9,828,125
4.38%, 05/15/41	1,500,000	1,881,797
3.75%, 08/15/41	8,000,000	9,047,504
3.13%, 11/15/41	7,100,000	7,142,160
3.13%, 02/15/42	2,000,000	2,010,000
2.75%, 08/15/42	1,300,000	1,206,156
3.13%, 02/15/43	1,750,000	1,753,281

Total U.S. Treasury Bonds (cost $101,076,487)		118,416,750

U.S. Treasury Notes 30.3%

	Principal Amount	Market Value
U.S. Treasury Notes
1.88%, 04/30/14 (c)	10,525,000	10,716,997
0.25%, 05/31/14 (c)	25,000,000	25,017,574
2.25%, 05/31/14	14,000,000	14,334,684
2.38%, 08/31/14 (c)	6,302,000	6,494,261
2.38%, 09/30/14	5,605,000	5,785,851
0.25%, 10/31/14 (c)	25,000,000	25,010,750
2.38%, 10/31/14 (c)	20,000,000	20,676,560
0.38%, 11/15/14 (c)	18,000,000	18,042,894
2.13%, 11/30/14	5,230,000	5,393,845
0.13%, 12/31/14 (c)	10,000,000	9,982,810
0.25%, 01/31/15 (c)	12,000,000	12,002,808
0.25%, 02/15/15 (c)	16,500,000	16,499,357
4.00%, 02/15/15	3,250,000	3,477,500
2.38%, 02/28/15 (c)	15,225,000	15,841,734
2.50%, 04/30/15	7,475,000	7,820,719
0.25%, 05/15/15	7,000,000	6,996,717
4.13%, 05/15/15	1,748,000	1,890,025
1.75%, 07/31/15	3,860,000	3,991,178
1.25%, 08/31/15 (c)	14,800,000	15,139,941
1.25%, 09/30/15	6,700,000	6,857,557
4.50%, 11/15/15	6,372,000	7,065,452
1.38%, 11/30/15 (c)	7,000,000	7,193,592
2.00%, 01/31/16	10,000,000	10,464,840
2.13%, 02/29/16 (c)	3,500,000	3,679,375
2.38%, 03/31/16	2,000,000	2,119,376
2.00%, 04/30/16 (c)	9,000,000	9,445,077
3.25%, 06/30/16 (c)	6,135,000	6,695,776
1.00%, 08/31/16	15,000,000	15,280,080
3.00%, 08/31/16 (c)	14,000,000	15,207,500
1.00%, 09/30/16 (c)	4,000,000	4,074,688
3.00%, 09/30/16 (c)	2,460,000	2,676,018
0.88%, 11/30/16 (c)	7,000,000	7,096,250
0.88%, 12/31/16	7,500,000	7,601,370
3.25%, 12/31/16 (c)	12,650,000	13,937,732
0.88%, 01/31/17	4,000,000	4,052,500
4.63%, 02/15/17 (c)	6,365,000	7,362,516
0.88%, 02/28/17	28,500,000	28,865,142
3.00%, 02/28/17 (c)	2,475,000	2,710,125
1.00%, 03/31/17	6,000,000	6,104,532
0.88%, 04/30/17	2,000,000	2,023,906
4.50%, 05/15/17	5,775,000	6,695,391
0.75%, 06/30/17	23,000,000	23,132,963
2.50%, 06/30/17	3,530,000	3,810,194
0.50%, 07/31/17	8,000,000	7,954,376
1.88%, 08/31/17 (c)	5,000,000	5,268,750
0.75%, 10/31/17 (c)	12,000,000	12,034,692
4.25%, 11/15/17	3,710,000	4,312,007
0.63%, 11/30/17	5,000,000	4,983,205
2.25%, 11/30/17	4,400,000	4,714,530
0.88%, 01/31/18 (c)	7,000,000	7,045,388
0.75%, 02/28/18 (c)	2,500,000	2,499,415
2.38%, 05/31/18 (c)	8,000,000	8,637,504
1.38%, 09/30/18	13,000,000	13,349,375
1.38%, 11/30/18	5,000,000	5,126,560
1.38%, 12/31/18	8,000,000	8,196,248
3.63%, 08/15/19	26,080,000	30,203,901
1.00%, 08/31/19	9,000,000	8,938,125
3.38%, 11/15/19 (c)	5,360,000	6,135,528
3.63%, 02/15/20 (c)	7,480,000	8,690,825
1.25%, 02/29/20	3,000,000	3,004,686
3.50%, 05/15/20 (c)	19,400,000	22,400,947
3.13%, 05/15/21	5,000,000	5,630,080
2.13%, 08/15/21	1,500,000	1,567,500
1.75%, 05/15/22 (c)	4,000,000	4,011,564
1.63%, 08/15/22	3,000,000	2,961,327
1.63%, 11/15/22 (c)	2,000,000	1,964,532
2.00%, 02/15/23 (c)	3,000,000	3,037,968

Total U.S. Treasury Notes (cost $591,456,505)		611,937,190

Yankee Dollars 0.5%

	Principal Amount	Market Value

Chemicals 0.0% †
Agrium, Inc.
3.15%, 10/01/22	50,000	48,169
6.13%, 01/15/41	150,000	168,348
Potash Corp. of Saskatchewan, Inc.,
5.88%, 12/01/36	125,000	148,838

		365,355

Commercial Banks 0.1%
BBVA US Senior SAU,
3.25%, 05/16/14	600,000	603,630
Westpac Banking Corp.,
4.63%, 06/01/18	147,000	162,370

		766,000

Electric Utilities 0.0% †
Hydro Quebec
8.40%, 01/15/22	220,000	314,087
8.88%, 03/01/26	156,000	244,453

		558,540

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

Yankee Dollars (continued)

	Principal Amount	Market Value
Energy Equipment & Services 0.0% †
Weatherford International Ltd., 5.50%, 02/15/16	$74,000	$80,802

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	500,000	575,520
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	908,567

		1,484,087

Metals & Mining 0.0% †
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	104,496
Teck Resources Ltd., 3.85%, 08/15/17	100,000	107,545
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	188,512

		400,553

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	280,000	298,922
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	424,096
Encana Corp., 6.50%, 08/15/34	350,000	407,755
Nexen, Inc. 5.88%, 03/10/35 (c)	133,000	160,630
6.40%, 05/15/37	350,000	452,138
Noble Holding International Ltd. 4.63%, 03/01/21	300,000	325,101
3.95%, 03/15/22	500,000	514,865
Petro-Canada, 5.95%, 05/15/35	271,000	321,428
Statoil ASA, 6.80%, 01/15/28	350,000	479,498
Suncor Energy, Inc., 6.10%, 06/01/18	805,000	973,747
Talisman Energy, Inc. 7.25%, 10/15/27	133,000	167,469
5.75%, 05/15/35	350,000	371,293

		4,896,942

Road & Rail 0.0% †
Canadian National Railway Co. 6.90%, 07/15/28	242,000	327,703
6.20%, 06/01/36	236,000	316,956

		644,659

Supranational 0.0% †
Inter-American Development Bank, 6.80%, 10/15/25	413,000	591,340

Water Utilities 0.0% †
United Utilities PLC, 5.38%, 02/01/19	100,000	110,887

Total Yankee Dollars (cost $8,472,672)		9,899,165

Common Stock 0.0% †

	Shares	Market Value

Hotels, Restaurants & Leisure 0.0% †
Virgin River Casino Corp. (e)	125,000	6

Total Common Stock (cost $—)		6

Mutual Fund 6.8%

	Shares	Market Value

Money Market Fund 6.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (g)	137,789,841	137,789,841

Total Mutual Fund (cost $137,789,841)		137,789,841

Repurchase Agreements 1.1%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.18%, dated 03/28/13, due 04/01/13, repurchase price $5,000,075, collateralized by U.S. Government Agency Mortgage Securities, ranging from 0.17% - 1.38%, maturing 03/27/14 - 03/09/18; total market value $5,100,015. (h)	$5,000,000	$5,000,000
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $17,520,689, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 - 02/15/43; total market value $17,870,805. (h)	17,520,397	17,520,397

Total Repurchase Agreements (cost $22,520,397)		22,520,397

Total Investments (cost $2,039,431,397) (i) — 106.8%		2,149,926,326
Liabilities in excess of other assets — (6.8)%		(137,034,049)

NET ASSETS — 100.0%		$2,012,892,277

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2013. The maturity date represents the actual maturity date.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2013 was $9,133,319 which represents 0.45% of net assets.
(c)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $330,877,040, which was collateralized by repurchase agreements with a value of $22,520,397 and $313,373,182 of collateral in the form of U.S. Government Agency Securities, interest rates ranging from 0.00% - 10.50%, and maturity dates ranging from 07/01/13 - 01/20/63, a total value of $335,893,579.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2013.
(e)	Fair Valued Security.
(f)	Investment in affiliate.
(g)	Represents 7-day effective yield as of March 31, 2013.
(h)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $22,520,397.
(i)	At March 31, 2013, the tax basis cost of the Fund’s investments was $2,040,834,306, tax unrealized appreciation and depreciation were $111,717,031 and $(2,625,011), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$5,258,145	$—	$5,258,145
Commercial Mortgage Backed Securities	—	35,800,534	—	35,800,534
Common Stock	—	6	—	6
Corporate Bonds	—	459,017,860	—	459,017,860
Municipal Bonds	—	19,876,248	—	19,876,248
Mutual Fund	137,789,841	—	—	137,789,841
Repurchase Agreements	—	22,520,397	—	22,520,397
Sovereign Bonds	—	53,689,579	—	53,689,579
U.S. Government Mortgage Backed Agencies	—	586,804,310	—	586,804,310
U.S. Government Sponsored & Agency Obligations	—	88,916,301	—	88,916,301
U.S. Treasury Bonds	—	118,416,750	—	118,416,750
U.S. Treasury Notes	—	611,937,190	—	611,937,190
Yankee Dollars	—	9,899,165	—	9,899,165

Total	$137,789,841	$2,012,136,485	$—	$2,149,926,326

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no significant transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

NVIT CardinalSM Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.1%
NVIT Multi-Manager International Growth Fund, Class Y (a)	567,644	$5,954,589
NVIT Multi-Manager International Value Fund, Class Y (a)	684,174	6,800,693
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	664,130	7,650,780
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	891,416	9,350,953
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	249,572	2,972,401
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	289,624	3,403,087
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	65,492	1,275,130
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	158,835	2,125,217
NVIT Multi-Manager Small Company Fund, Class Y (a)	38,572	846,265

Total Equity Funds (cost $35,834,298)		40,379,115

Fixed Income Funds 5.0%
NVIT Core Bond Fund, Class Y (a)	93,622	1,062,609
NVIT Core Plus Bond Fund, Class Y (a)	89,747	1,062,608

Total Fixed Income Funds (cost $2,073,389)		2,125,217

Total Mutual Funds (cost $37,907,687)		42,504,332

Total Investments (cost $37,907,687) (b) — 100.1%		42,504,332
Liabilities in excess of other assets — (0.1)%		(26,580)

NET ASSETS — 100.0%		$42,477,752

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2013, the tax basis cost of the Fund’s investments was $38,031,511, tax unrealized appreciation and depreciation were $4,472,821 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT CardinalSM Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

NVIT CardinalSM Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 52.5%
NVIT Multi-Manager International Growth Fund, Class Y (a)	10,599,616	$111,189,968
NVIT Multi-Manager International Value Fund, Class Y (a)	13,080,527	130,020,434
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	18,149,575	209,083,107
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	26,158,697	274,404,733
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	4,976,643	59,271,822
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	8,537,089	100,310,792
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	982,690	19,132,968
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	3,034,021	40,595,196
NVIT Multi-Manager Small Company Fund, Class Y (a)	899,876	19,743,278

Total Equity Funds (cost $791,347,996)		963,752,298

Fixed Income Funds 44.7%
NVIT Core Bond Fund, Class Y (a)	21,393,270	242,813,615
NVIT Core Plus Bond Fund, Class Y (a)	20,539,931	243,192,784
NVIT Short-Term Bond Fund, Class Y (a)	31,694,160	336,275,036

Total Fixed Income Funds (cost $792,719,293)		822,281,435

Money Market Fund 2.8%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	51,175,070	51,175,070

Total Money Market Fund (cost $51,175,070)		51,175,070

Total Mutual Funds (cost $1,635,242,359)		1,837,208,803

Total Investments (cost $1,635,242,359) (c) — 100.0%		1,837,208,803
Liabilities in excess of other assets — 0.0% †		(570,305)

NET ASSETS — 100.0%		$1,836,638,498

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	At March 31, 2013, the tax basis cost of the Fund’s investments was $1,636,000,365, tax unrealized appreciation and depreciation were $201,208,438 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT CardinalSM Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 72.2%
NVIT Multi-Manager International Growth Fund, Class Y (a)	22,243,105	$233,330,168
NVIT Multi-Manager International Value Fund, Class Y (a)	28,759,154	285,865,988
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	34,622,358	398,849,569
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	46,679,334	489,666,210
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	9,285,069	110,585,172
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	16,724,422	196,511,954
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	2,748,650	53,516,219
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	6,367,980	85,203,567
NVIT Multi-Manager Small Company Fund, Class Y (a)	1,258,931	27,620,940

Total Equity Funds (cost $1,576,715,438)		1,881,149,787

Fixed Income Funds 27.8%
NVIT Core Bond Fund, Class Y (a)	21,276,390	241,487,030
NVIT Core Plus Bond Fund, Class Y (a)	20,332,516	240,736,989
NVIT Short-Term Bond Fund, Class Y (a)	22,730,132	241,166,698

Total Fixed Income Funds (cost $697,191,654)		723,390,717

Total Mutual Funds (cost $2,273,907,092)		2,604,540,504

Total Investments (cost $2,273,907,092) (b) — 100.0%		2,604,540,504
Liabilities in excess of other assets — 0.0% †		(820,173)

NET ASSETS — 100.0%		$2,603,720,331

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2013, the tax basis cost of the Fund’s investments was $2,275,468,210, tax unrealized appreciation and depreciation were $329,072,294 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

NVIT CardinalSM Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 21.2%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,550,423	$16,263,942
NVIT Multi-Manager International Value Fund, Class Y (a)	2,464,046	24,492,619
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	3,599,177	41,462,517
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	5,351,711	56,139,447
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	728,467	8,676,036
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,499,815	17,622,822

Total Equity Funds (cost $139,779,943)		164,657,383

Fixed Income Funds 74.0%
NVIT Core Bond Fund, Class Y (a)	13,427,911	152,406,785
NVIT Core Plus Bond Fund, Class Y (a)	12,920,656	152,980,573
NVIT Short-Term Bond Fund, Class Y (a)	25,357,335	269,041,320

Total Fixed Income Funds (cost $561,391,372)		574,428,678

Money Market Fund 4.8%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	37,302,800	37,302,800

Total Money Market Fund (cost $37,302,800)		37,302,800

Total Mutual Funds (cost $738,474,115)		776,388,861

Total Investments (cost $738,474,115) (c) — 100.0%		776,388,861
Liabilities in excess of other assets — 0.0%†		(259,253)

NET ASSETS — 100.0%		$776,129,608

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	At March 31, 2013, the tax basis cost of the Fund’s investments was $738,643,047, tax unrealized appreciation and depreciation were $37,745,814 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT CardinalSM Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

NVIT CardinalSM Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 62.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	16,446,359	$172,522,301
NVIT Multi-Manager International Value Fund, Class Y (a)	22,360,857	222,266,919
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	28,529,022	328,654,338
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	39,930,634	418,872,354
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	8,824,540	105,100,269
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	13,624,292	160,085,426
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	1,307,028	25,447,842
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	6,051,419	80,967,989
NVIT Multi-Manager Small Company Fund, Class Y (a)	1,196,717	26,255,981

Total Equity Funds (cost $1,281,302,593)		1,540,173,419

Fixed Income Funds 36.2%
NVIT Core Bond Fund, Class Y (a)	24,822,780	281,738,555
NVIT Core Plus Bond Fund, Class Y (a)	24,066,969	284,952,911
NVIT Short-Term Bond Fund, Class Y (a)	31,309,744	332,196,389

Total Fixed Income Funds (cost $868,295,273)		898,887,855

Money Market Fund 1.8%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	45,398,981	45,398,981

Total Money Market Fund (cost $45,398,981)		45,398,981

Total Mutual Funds (cost $2,194,996,847)		2,484,460,255

Total Investments (cost $2,194,996,847) (c) — 100.0%		2,484,460,255
Liabilities in excess of other assets — 0.0%†		(776,506)

NET ASSETS — 100.0%		$2,483,683,749

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	At March 31, 2013, the tax basis cost of the Fund’s investments was $2,195,693,831, tax unrealized appreciation and depreciation were $288,766,424 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT CardinalSM Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 81.4%
NVIT Multi-Manager International Growth Fund, Class Y (a)	4,914,939	$51,557,714
NVIT Multi-Manager International Value Fund, Class Y (a)	5,636,278	56,024,604
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	5,957,970	68,635,809
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	7,871,512	82,572,162
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	1,924,224	22,917,507
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,655,350	31,200,366
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	455,326	8,865,195
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,352,917	18,102,029
NVIT Multi-Manager Small Company Fund, Class Y (a)	417,359	9,156,865

Total Equity Funds (cost $275,923,498)		349,032,251

Fixed Income Funds 18.6%
NVIT Core Bond Fund, Class Y (a)	2,658,883	30,178,325
NVIT Core Plus Bond Fund, Class Y (a)	2,524,071	29,884,998
NVIT Short-Term Bond Fund, Class Y (a)	1,873,537	19,878,232

Total Fixed Income Funds (cost $76,500,792)		79,941,555

Total Mutual Funds (cost $352,424,290)		428,973,806

Total Investments (cost $352,424,290) (b) — 100.0%		428,973,806
Liabilities in excess of other assets — 0.0%†		(152,556)

NET ASSETS — 100.0%		$428,821,250

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At March 31, 2013, the tax basis cost of the Fund’s investments was $353,037,346, tax unrealized appreciation and depreciation were $75,936,460 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 and Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Cardinal Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 42.4%
NVIT Multi-Manager International Growth Fund, Class Y (a)	3,013,781	$31,614,565
NVIT Multi-Manager International Value Fund, Class Y (a)	4,782,636	47,539,397
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	6,333,992	72,967,594
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	10,157,210	106,549,130
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	1,415,333	16,856,612
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,913,457	34,233,117
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	647,173	8,659,176
NVIT Multi-Manager Small Company Fund, Class Y (a)	383,887	8,422,483

Total Equity Funds (cost $274,192,040)		326,842,074

Fixed Income Funds 54.8%
NVIT Core Bond Fund, Class Y (a)	10,707,892	121,534,576
NVIT Core Plus Bond Fund, Class Y (a)	10,310,047	122,070,959
NVIT Short-Term Bond Fund, Class Y (a)	16,909,623	179,411,105

Total Fixed Income Funds (cost $410,383,701)		423,016,640

Money Market Fund 2.8%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	21,822,390	21,822,390

Total Money Market Fund (cost $21,822,390)		21,822,390

Total Mutual Funds (cost $706,398,131)		771,681,104

Total Investments (cost $706,398,131) (c) — 100.0%		771,681,104
Liabilities in excess of other assets — 0.0%†		(258,261)

NET ASSETS — 100.0%		$771,422,843

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	At March 31, 2013, the tax basis cost of the Fund’s investments was $706,427,238, tax unrealized appreciation and depreciation were $65,253,866 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Cardinal Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value
Automobiles 0.2%
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 09/16/19 (a)	$2,000,000	$2,027,132

Student Loan 0.0%†
Access Group, Inc., Series 2002-1, Class A2, 0.46%, 09/25/25 (b)	42,336	42,332

Total Asset-Backed Securities (cost $2,041,340)		2,069,464

Collateralized Mortgage Obligations 11.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2653, Class C, 3.88%, 06/15/23	8,027,217	8,517,222
Series 3451, Class VB, 5.00%, 05/15/28	9,498,731	9,821,232
Series 3036, Class TM, 4.50%, 12/15/34	6,998,018	7,316,001
Series 3189, Class PC, 6.00%, 08/15/35	7,026,626	7,400,386
Series 3665, Class KA, 3.00%, 05/15/36	4,844,374	5,154,366
Series 3540, Class LN, 4.50%, 04/15/38	9,370,227	9,746,067
Federal National Mortgage Association REMICS Series 2008-55, Class VB, 5.00%, 02/25/27	10,000,000	10,331,090
Series 2010-86, Class VB, 3.00%, 05/25/28	6,146,303	6,362,019
Series 2005-53, Class MH, 5.50%, 03/25/34	5,129,290	5,346,844
Series 2007-74, Class QC, 6.00%, 02/25/36	5,733,397	5,879,925
Series 2007-6, Class PA, 5.50%, 02/25/37	2,971,599	3,265,838
Series 2010-122, Class TG, 3.00%, 04/25/39	5,823,320	6,080,489
Series 2009-78, Class BM, 4.00%, 06/25/39	4,307,684	4,540,355
Government National Mortgage Association Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,802,576
Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	16,394,400
Series 2010-37, Class ML, 4.50%, 12/20/38	12,000,000	13,327,788
Series 2010-112, Class QM, 2.50%, 09/20/39	5,969,887	6,157,711
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A5, 1.14%, 11/25/34 (b)	1,731,075	1,677,974

Total Collateralized Mortgage Obligations (cost $132,674,448)		136,122,283

Commercial Mortgage Backed Securities 4.6%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-2, Class AM,4.91%, 07/10/43 (b)	700,000	755,568
Series 2005-6, Class AJ, 5.19%, 09/10/47 (b)	730,000	798,811
Series 2005-6, Class A4, 5.19%, 09/10/47 (b)	2,500,000	2,744,777
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6, 4.75%, 02/13/46 (b)	1,000,000	1,046,337
Series 2005-T18, Class A4, 4.93%, 02/13/42 (b)	1,691,423	1,807,003
Series 2006-T22, Class AM, 5.58%, 04/12/38 (b)	500,000	554,342
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B 5.70%, 12/10/49 (b)	2,000,000	2,272,884
DBUBS Mortgage Trust Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)	2,386,502	2,560,746
Series 2011-LC1A, Class A3, 5.00%, 11/10/46 (a)	2,250,000	2,648,434
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4, 5.44%, 03/10/39	8,000,000	9,119,152
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	827,241
GS Mortgage Securities Corp. II Series 2004-GG2, Class A6, 5.40%, 08/10/38 (b)	1,500,000	1,566,637
Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,000,000	2,267,598
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	2,253,230

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (b)	$1,000,000	$1,083,000
Series 2006-LDP6, Class A4, 5.47%, 04/15/43 (b)	1,335,251	1,487,827
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A4, 4.37%, 03/15/36	2,500,000	2,566,168
Series 2004-C4, Class A3, 5.36%, 06/15/29 (b)	73,523	75,055
Series 2005-C1, Class AJ, 4.81%, 02/15/40	2,200,000	2,329,873
Series 2005-C7, Class AJ, 5.32%, 11/15/40 (b)	1,500,000	1,606,422
Series 2007-C6, Class A2, 5.85%, 07/15/40	358,655	359,831
Series 2008-C1, Class A2, 6.16%, 04/15/41 (b)	1,500,000	1,801,159
Morgan Stanley Capital I Series 2005-T19, Class AJ, 4.99%, 06/12/47 (b)	1,000,000	1,068,436
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	613,127	616,250
Series 2006-T21, Class A4, 5.16%, 10/12/52 (b)	2,500,000	2,745,425
Series 2006-T23, Class AM, 5.82%, 08/12/41 (b)	1,479,000	1,697,191
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	1,166,376
Series 2011-C1, Class A2, 3.88%, 09/15/47 (a)	2,500,000	2,690,430
Series 2011-C1, Class A4, 5.03%, 09/15/47 (a)(b)	3,000,000	3,548,040

Total Commercial Mortgage Backed Securities (cost $51,720,995)		56,064,243

Corporate Bonds 54.7%

	Principal Amount	Market Value
Aerospace & Defense 0.5%
L-3 Communications Corp., 5.20%, 10/15/19	5,000,000	5,700,670

Airlines 0.3%
Continental Airlines Pass Through Trust Series 2006-1, Class G, 0.64%, 06/02/15 (b)	3,852,498	3,842,867
Series 2002-2, Class A-1, 7.71%, 10/02/22	304,270	342,304

		4,185,171

Beverages 2.0%
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/19	1,500,000	1,971,166
6.88%, 11/15/19	1,500,000	1,942,955
Molson Coors Brewing Co., 3.50%, 05/01/22	10,500,000	10,923,654
PepsiCo, Inc., 2.75%, 03/01/23	9,625,000	9,633,980

		24,471,755

Biotechnology 2.0%
Amgen, Inc., 3.88%, 11/15/21	7,000,000	7,640,262
Biogen Idec, Inc., 6.88%, 03/01/18	8,000,000	9,792,360
Celgene Corp., 3.25%, 08/15/22	7,000,000	7,079,499

		24,512,121

Capital Markets 1.4%
FMR LLC 7.49%, 06/15/19 (a)	3,250,000	4,027,205
6.50%, 12/14/40 (a)	3,000,000	3,712,428
5.15%, 02/01/43 (a)	3,000,000	3,131,211
Morgan Stanley 5.75%, 01/25/21	2,000,000	2,311,176
5.50%, 07/28/21	3,000,000	3,439,224

		16,621,244

Chemicals 1.9%
Agrium, Inc., 6.75%, 01/15/19	7,173,000	8,789,543
Airgas, Inc., 4.50%, 09/15/14	1,000,000	1,052,545
Cytec Industries, Inc., 3.50%, 04/01/23	5,000,000	5,012,695
Mosaic Global Holdings, Inc. 7.38%, 08/01/18	5,000,000	6,165,015
7.30%, 01/15/28	1,205,000	1,552,746

		22,572,544

Commercial Banks 9.2%
Bank of America NA, 6.10%, 06/15/17	11,800,000	13,633,567
CoBank, ACB, 7.88%, 04/16/18 (a)	10,685,000	13,557,694
Fifth Third Bancorp, 4.50%, 06/01/18	6,350,000	7,047,255
HSBC Bank USA NA 6.00%, 08/09/17	3,000,000	3,515,916
4.88%, 08/24/20	3,000,000	3,368,439
HSBC Holdings PLC, 6.80%, 06/01/38	2,750,000	3,514,819
Huntington Bancshares, Inc., 7.00%, 12/15/20	2,500,000	3,122,540
ING Bank NV, 5.13%, 05/01/15 (a)	14,300,000	15,010,996
JPMorgan Chase Bank NA, 6.00%, 10/01/17	8,350,000	9,835,874
Nordea Bank AB, 4.88%, 05/13/21 (a)	4,350,000	4,708,662
Sovereign Bank, 8.75%, 05/30/18	7,500,000	9,065,288
Standard Chartered Bank, 6.40%, 09/26/17 (a)	11,900,000	13,862,548
SunTrust Bank 0.58%, 08/24/15 (b)	5,000,000	4,923,045
5.20%, 01/17/17	5,000,000	5,476,405

		110,643,048

Communications Equipment 0.1%
Cisco Systems, Inc., 5.50%, 01/15/40	750,000	894,964

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Computers & Peripherals 0.2%
Hewlett-Packard Co., 4.65%, 12/09/21	$2,500,000	$2,592,252

Consumer Finance 2.1%
American Honda Finance Corp. 2.50%, 09/21/15 (a)	3,000,000	3,117,876
7.63%, 10/01/18 (a)	4,000,000	5,200,348
Student Loan Marketing Association, 0.00%, 10/03/22	14,956,000	11,599,724
Toyota Motor Credit Corp. 4.50%, 06/17/20	3,250,000	3,738,709
3.40%, 09/15/21	2,000,000	2,142,788

		25,799,445

Diversified Financial Services 3.4%
General Electric Capital Corp. 6.00%, 08/07/19	2,000,000	2,428,130
5.30%, 02/11/21	6,000,000	6,878,256
4.65%, 10/17/21	5,000,000	5,597,760
5.40%, 05/15/22	1,125,000	1,291,606
Hyundai Capital Services, Inc., 3.50%, 09/13/17 (a)	13,740,000	14,621,229
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18 (c)	1,000,000	1,148,829
MassMutual Global Funding II, 2.50%, 10/17/22 (a)	5,200,000	5,087,690
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,500,000	3,648,542

		40,702,042

Diversified Telecommunication Services 0.3%
Verizon Communications, Inc., 5.50%, 02/15/18	3,000,000	3,526,407

Electric Utilities 2.7%
DTE Energy Co., 0.99%, 06/03/13 (b)	10,000,000	10,009,520
Exelon Generation Co. LLC, 4.25%, 06/15/22	5,000,000	5,260,800
Integrys Energy Group, Inc., 4.17%, 11/01/20	2,000,000	2,209,024
ITC Holdings Corp., 6.05%, 01/31/18 (a)	4,150,000	4,845,362
Oncor Electric Delivery Co. LLC, 6.80%, 09/01/18	2,000,000	2,489,398
PPL Capital Funding, Inc., 4.20%, 06/15/22	7,000,000	7,377,216

		32,191,320

Electronic Equipment, Instruments & Components 0.9%
Koninklijke Philips Electronics NV, 3.75%, 03/15/22	10,000,000	10,690,900

Energy Equipment & Services 0.5%
Weatherford International Ltd. 6.00%, 03/15/18	1,000,000	1,140,733
4.50%, 04/15/22	3,000,000	3,090,297
Weatherford International, Inc., 6.35%, 06/15/17	1,465,000	1,679,980

		5,911,010

Food & Staples Retailing 1.6%
CVS Pass-Through Trust 6.04%, 12/10/28	3,333,066	3,910,240
6.94%, 01/10/30	12,579,928	15,654,387

		19,564,627

Food Products 0.9%
Kraft Foods Group, Inc., 3.50%, 06/06/22	10,000,000	10,456,210

Gas Utilities 1.9%
DCP Midstream Operating LP, 3.88%, 03/15/23	5,000,000	5,027,025
Energy Transfer Partners LP 9.70%, 03/15/19	4,250,000	5,728,919
6.50%, 02/01/42	2,000,000	2,285,246
Sunoco Logistics Partners Operations LP 8.75%, 02/15/14	1,000,000	1,067,598
5.50%, 02/15/20	5,000,000	5,678,850
4.65%, 02/15/22	3,000,000	3,258,780

		23,046,418

Health Care Providers & Services 2.5%
Dignity Health, 3.13%, 11/01/22	6,000,000	5,934,192
Express Scripts Holding Co., 4.75%, 11/15/21	5,000,000	5,676,565
Hospira, Inc., 6.05%, 03/30/17	7,284,000	8,288,748
Medtronic, Inc., 2.75%, 04/01/23	10,000,000	9,966,120

		29,865,625

Industrial Conglomerates 0.8%
Eaton Corp., 2.75%, 11/02/22 (a)	10,000,000	9,942,320

Insurance 2.7%
Berkshire Hathaway, Inc., 3.00%, 02/11/23	5,000,000	5,072,980
Liberty Mutual Group, Inc., 4.95%, 05/01/22 (a)	8,000,000	8,771,992
MetLife Institutional Funding II, 1.63%, 04/02/15 (a)	5,000,000	5,081,970
MetLife, Inc., 6.75%, 06/01/16	4,000,000	4,702,348
Prudential Financial, Inc. 4.75%, 09/17/15	3,000,000	3,268,383
6.00%, 12/01/17	5,000,000	5,965,600

		32,863,273

Media 2.0%
NBCUniversal Enterprise, Inc., 1.97%, 04/15/19 (a)	8,000,000	8,022,136
NBCUniversal Media LLC, 4.38%, 04/01/21	4,000,000	4,500,604
Time Warner Cable, Inc. 6.75%, 07/01/18	3,250,000	3,999,359
4.00%, 09/01/21	7,000,000	7,469,035

		23,991,134

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining 3.0%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	$2,000,000	$2,027,396
Cliffs Natural Resources, Inc., 4.88%, 04/01/21	2,500,000	2,463,597
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 03/15/23 (a)	8,000,000	8,023,144
5.45%, 03/15/43 (a)	1,000,000	988,295
Kinross Gold Corp., 5.13%, 09/01/21	7,887,000	8,243,130
Newcrest Finance Pty Ltd., 4.20%, 10/01/22 (a)	10,000,000	10,389,910
Xstrata (Canada) Financial Corp., 4.95%, 11/15/21 (a)	2,000,000	2,150,988
Xstrata Finance (Canada) Ltd., 5.80%, 11/15/16 (a)	2,148,000	2,445,550

		36,732,010

Office Electronics 0.9%
Xerox Corp. 1.11%, 05/16/14 (b)	7,500,000	7,487,258
6.35%, 05/15/18	3,500,000	4,102,003

		11,589,261

Oil, Gas & Consumable Fuels 5.5%
BP AMI Leasing, Inc., 5.52%, 05/08/19 (a)	3,000,000	3,555,507
BP Capital Markets PLC, 3.56%, 11/01/21	8,000,000	8,493,264
Devon Energy Corp. 4.00%, 07/15/21	1,500,000	1,600,951
3.25%, 05/15/22	3,500,000	3,505,632
Global Marine, Inc., 7.00%, 06/01/28	1,000,000	1,113,494
Murphy Oil Corp. 2.50%, 12/01/17	8,000,000	8,033,192
3.70%, 12/01/22	5,000,000	4,857,515
Petroleos Mexicanos, 3.50%, 01/30/23 (a)	5,000,000	4,987,500
Pride International, Inc., 6.88%, 08/15/20	2,500,000	3,134,223
Rowan Cos., Inc. 5.00%, 09/01/17	6,280,000	6,999,839
4.88%, 06/01/22	5,630,000	6,119,770
Transocean, Inc. 6.50%, 11/15/20	3,000,000	3,467,001
6.38%, 12/15/21	8,000,000	9,314,208
7.35%, 12/15/41	1,000,000	1,207,278

		66,389,374

Pharmaceuticals 1.2%
AbbVie, Inc. 1.75%, 11/06/17 (a)	5,000,000	5,060,805
2.90%, 11/06/22 (a)	8,000,000	8,007,208
4.40%, 11/06/42 (a)	1,750,000	1,764,425

		14,832,438

Real Estate Investment Trusts (REITs) 1.5%
CommonWealth REIT 6.25%, 06/15/17	1,250,000	1,381,735
6.65%, 01/15/18	4,500,000	5,160,654
ProLogis LP 7.38%, 10/30/19	2,445,000	3,061,512
6.63%, 12/01/19	6,750,000	8,169,457

		17,773,358

Road & Rail 0.4%
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	5,000,000	5,547,010

Tobacco 2.3%
Altria Group, Inc., 4.75%, 05/05/21	4,000,000	4,527,276
Lorillard Tobacco Co., 6.88%, 05/01/20	12,000,000	14,553,564
Reynolds American, Inc. 7.63%, 06/01/16	4,700,000	5,597,611
3.25%, 11/01/22	3,000,000	2,966,082

		27,644,533

Total Corporate Bonds (cost $621,886,507)		661,252,484

Municipal Bonds 1.8%

	Principal Amount	Market Value
California 1.3%
Northern California Power Agency, Revenue Bonds, Series B, 7.31%, 06/01/40	2,500,000	3,190,025
State of California, 5.70%, 11/01/21	10,250,000	12,431,200

		15,621,225

District of Columbia 0.5%
Metropolitan Washington Airports Authority, 7.46%, 10/01/46	4,400,000	5,590,112

Total Municipal Bonds (cost $19,663,282)		21,211,337

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Bond Fund

Sovereign Bond 1.1%

	Principal Amount	Market Value
ISRAEL 1.1%
Israel Government AID Bond, 5.50%, 12/04/23	$10,602,000	$13,796,446

Total Sovereign Bond (cost $13,086,514)		13,796,446

U.S. Government Mortgage Backed Agencies 4.9%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool Pool# A85748, 5.00%, 04/01/39	3,794,899	4,081,730
Federal National Mortgage Association Pool
Pool# 464279 4.30%, 07/01/21	3,092,952	3,334,624
Pool# AP0524 3.00%, 07/01/42	7,055,003	7,282,508
Pool# AP4507 3.00%, 09/01/42	13,428,754	13,861,796
Pool# AQ9116 3.00%, 12/01/42	14,829,923	15,307,569
Pool# AR4239 3.00%, 02/01/43	14,974,344	15,457,227

Total U.S. Government Mortgage Backed Agencies (cost $59,293,105)		59,325,454

U.S. Government Sponsored & Agency Obligations 14.1%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(a)	8,225,000	9,593,805
Federal Farm Credit Bank 2.80%, 11/05/14	10,000,000	10,393,000
Federal Home Loan Banks 2.75%, 03/13/15	5,000,000	5,236,260
3.63%, 03/12/21	8,000,000	9,186,760
5.00%, 03/12/21	5,000,000	6,227,275
Federal Home Loan Mortgage Corp. 1.00%, 08/20/14	20,000,000	20,206,140
5.35%, 08/01/15	13,000,000	14,472,250
5.13%, 11/17/17	8,000,000	9,557,024
Federal National Mortgage Association 4.38%, 10/15/15	24,000,000	26,410,128
0.00%, 06/01/17	1,000,000	962,029
Private Export Funding Corp. 3.05%, 10/15/14	10,000,000	10,416,140
2.25%, 12/15/17	7,000,000	7,425,124
4.30%, 12/15/21	20,000,000	23,611,480
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	16,132,482

Total U.S. Government Sponsored & Agency Obligations (cost $158,547,033)		169,829,897

U.S. Treasury Notes 2.9%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/19	3,000,000	3,924,602
U.S. Treasury Notes 0.75%, 10/31/17	11,500,000	11,533,247
0.75%, 02/28/18	12,000,000	11,997,192
1.63%, 11/15/22	8,000,000	7,858,128

Total U.S. Treasury Notes (cost $34,701,095)		35,313,169

Yankee Dollars 2.7%

	Principal Amount	Market Value
Energy Equipment & Services 0.4%
Weatherford International Ltd., 6.50%, 08/01/36	4,700,000	5,048,120

Metals & Mining 0.2%
Xstrata Canada Corp., 6.00%, 10/15/15	2,740,000	3,038,413

Oil, Gas & Consumable Fuels 1.8%
Nexen, Inc. 6.20%, 07/30/19	8,500,000	10,625,187
7.40%, 05/01/28	2,000,000	2,734,224
6.40%, 05/15/37	2,250,000	2,906,599
Noble Holding International Ltd., 3.95%, 03/15/22	5,000,000	5,148,645

		21,414,655

Pharmaceuticals 0.3%
Teva Pharmaceutical Finance III BV, 0.78%, 03/21/14 (b)	3,300,000	3,311,996
Total Yankee Dollars (cost $30,870,648)		32,813,184

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (d)	9,248,767	$9,248,767

Total Mutual Fund (cost $9,248,767)		9,248,767

Total Investments (cost $1,133,733,734) (e) — 99.1%		1,197,046,728
Other assets in excess of liabilities — 0.9%		10,868,691

NET ASSETS — 100.0%		$1,207,915,419

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Bond Fund

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2013 was $193,143,586 which represents 15.99% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2013. The maturity date represents the actual maturity date.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2013. The maturity date reflects the next call date.
(d)	Represents 7-day effective yield as of March 31, 2013.
(e)	At March 31, 2013, the tax basis cost of the Fund’s investments was $1,133,776,486, tax unrealized appreciation and depreciation were $64,908,869 and $(1,638,627), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AID	Agency for International Development
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,069,464	$—	$2,069,464
Collateralized Mortgage Obligations	—	136,122,283	—	136,122,283
Commercial Mortgage Backed Securities	—	56,064,243	—	56,064,243
Corporate Bonds	—	661,252,484	—	661,252,484
Municipal Bonds	—	21,211,337	—	21,211,337
Mutual Fund	9,248,767	—	—	9,248,767
Sovereign Bond	—	13,796,446	—	13,796,446
U.S. Government Mortgage Backed Agencies	—	59,325,454	—	59,325,454
U.S. Government Sponsored & Agency Obligations	—	169,829,897	—	169,829,897
U.S. Treasury Notes	—	35,313,169	—	35,313,169
Yankee Dollars	—	32,813,184	—	32,813,184

Total	$9,248,767	$1,187,797,961	$—	$1,197,046,728

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 2.9%

	Principal Amount	Market Value
Home Equity 1.9%
Accredited Mortgage Loan Trust Series 2005-3, Class M1, 0.65%, 09/25/35 (a)	$4,255,000	$3,619,226
Series 2005-4, Class A2D, 0.52%, 12/25/35 (a)	1,674,000	1,543,907
Asset Backed Securities Corp. Home Equity, Series 2006-HE1, Class A3, 0.40%, 01/25/36 (a)	4,457,749	4,158,920
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE2, Class M1, 0.95%, 05/25/35 (a)(b)	3,500,000	3,106,114
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.48%, 02/25/36 (a)	7,480,000	6,365,435
Structured Asset Securities Corp., Series 2006-NC1, Class A4, 0.35%, 05/25/36 (a)	2,626,810	2,413,072

		21,206,674

Other 1.0%
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A5, 0.26%, 10/25/36 (a)	4,144,670	3,405,240
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.30%, 03/25/47 (a)	2,444,666	2,139,038
Park Place Securities, Inc., Series 2004-WHQ2, Class M3, 0.89%, 02/25/35 (a)	3,080,000	2,668,059
Residential Asset Mortgage Products, Inc., Series 2003-RS2, Class AII, 0.88%, 03/25/33 (a)	1,743,194	1,466,077
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 1.10%, 09/25/34 (a)	2,410,000	2,200,853

		11,879,267

Total Asset-Backed Securities (cost $25,491,049)		33,085,941

Commercial Mortgage Backed Securities 13.3%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2006-3, Class A4, 5.89%, 07/10/44 (a)	1,100,000	1,238,830
Series 2006-5, Class A4, 5.41%, 09/10/47	5,450,000	6,122,868
Series 2006-6, Class A4, 5.36%, 10/10/45	4,675,000	5,268,239
Series 2007-3, Class A4, 5.62%, 06/10/49 (a)	4,500,000	5,152,923
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class A4, 5.33%, 02/11/44	2,050,000	2,287,156
Series 2007-PW17, Class A4, 5.69%, 06/11/50 (a)	800,000	932,040
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4, 5.32%, 12/11/49	5,700,000	6,479,086
Series 2007-CD5, Class A4, 5.89%, 11/15/44 (a)	744,047	868,074
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B 6.01%, 12/10/49 (a)	4,475,000	5,231,074
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4, 5.31%, 12/10/46	1,350,000	1,523,092
Series 2012-CR2, Class XA, 1.97%, 08/15/45 (a)	14,380,398	1,810,679
Series 2013-CR6, Class XB, 0.78%, 03/10/46 (a)	33,000,000	1,770,582
Series 2013-LC6, Class XB, 0.36%, 01/10/46 (a)(b)	30,500,000	1,063,874
Series 2013-LC6, Class XA, 1.82%, 01/10/46 (a)	30,430,734	3,362,596
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3, 5.80%, 06/15/38 (a)	1,800,000	2,014,501
Series 2006-C4, Class A3, 5.47%, 09/15/39	2,005,819	2,247,143
Series 2007-C1, Class A3, 5.38%, 02/15/40	225,000	245,966
Series 2007-C2, Class A3, 5.54%, 01/15/49 (a)	650,000	739,934
Series 2007-C3, Class A4, 5.68%, 06/15/39 (a)	2,500,000	2,870,375
Series 2007-C4, Class A4, 5.76%, 09/15/39 (a)	1,910,000	2,200,675
CW Capital Cobalt Ltd. Series 2006-C1, Class A4, 5.22%, 08/15/48	1,925,000	2,148,163
Series 2007-C3, Class A4, 5.81%, 05/15/46 (a)	4,500,000	5,251,401

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4, 5.74%, 12/10/49	$7,825,000	$9,036,497
Series 2007-GG9, Class A4, 5.44%, 03/10/39	4,465,000	5,089,627
GS Mortgage Securities Corp. II Series 2005-GG4, Class A3, 4.61%, 07/10/39	13,906	13,974
Series 2005-GG4, Class A4, 4.76%, 07/10/39	800,000	853,378
Series 2006-GG8, Class A4, 5.56%, 11/10/39	650,000	736,969
Series 2007-GG10, Class A4, 5.79%, 08/10/45 (a)	4,225,000	4,834,541
GS Mortgage Securities Trust, Series 2012-GC6, Class XA 2.19%, 01/10/45 (a)(b)	13,790,110	1,875,938
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class A4, 5.81%, 06/12/43 (a)	1,500,000	1,678,172
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	4,998,000	5,627,498
Series 2007-CB18, Class A4, 5.44%, 06/12/47	4,000,000	4,537,320
Series 2007-CB19, Class A4, 5.71%, 02/12/49 (a)	4,840,000	5,581,512
Series 2007-LD11, Class A4, 5.81%, 06/15/49 (a)	3,535,000	4,059,389
Series 2007-LD12, Class A4, 5.88%, 02/15/51 (a)	3,515,000	4,090,054
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	4,138,000	4,705,080
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4, 5.42%, 02/15/40	500,000	569,737
Series 2007-C6, Class A4, 5.86%, 07/15/40 (a)	1,635,000	1,874,137
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3, 5.17%, 12/12/49 (a)	1,790,000	2,002,473
Series 2007-5, Class A4, 5.38%, 08/12/48	4,000,000	4,524,532
Series 2007-7, Class A4, 5.73%, 06/12/50 (a)	3,435,000	3,923,993
Series 2007-8, Class A3, 5.94%, 08/12/49 (a)	250,000	290,832
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA 1.77%, 02/15/46 (a)	36,760,478	4,151,912
Morgan Stanley Capital I Series 2007-IQ14, Class A2, 5.61%, 04/15/49	899,760	925,353
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	2,250,000	2,624,346
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA 1.17%, 03/10/46 (a)(b)	24,470,558	2,009,865
Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class A4, 5.42%, 01/15/45 (a)	276,894	303,117
Series 2006-C29, Class A3, 5.31%, 11/15/48	259,656	266,299
Series 2007-C31, Class A4, 5.51%, 04/15/47	3,665,000	4,148,707
Series 2007-C32, Class A3, 5.73%, 06/15/49 (a)	3,605,000	4,136,882
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA, 2.28%, 11/15/45 (a)(b)	12,411,264	1,755,573
Series 2013-C11, Class XA, 1.53%, 03/15/45 (a)(b)	30,975,611	2,941,289
Series 2013-C12, Class XA, 1.68%, 03/15/48 (a)	12,000,000	1,240,188

Total Commercial Mortgage Backed Securities (cost $136,698,877)		151,238,455

Corporate Bonds 31.2%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
L-3 Communications Corp., 3.95%, 11/15/16	3,475,000	3,753,931

Airlines 0.5%
American Airlines Pass Through Trust, Series 2013-1, Class A, 4.00%, 07/15/25 (b)	2,980,000	3,030,288
Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.00%, 10/29/24	2,400,000	2,496,000

		5,526,288

Auto Components 0.0%†
Goodyear Tire & Rubber Co. (The), 6.50%, 03/01/21	450,000	464,063

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Automobiles 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/19	$260,000	$285,025
Ford Motor Co., 9.98%, 02/15/47	70,000	100,834
Volkswagen International Finance NV, 1.15%, 11/20/15 (b)	1,345,000	1,350,528

		1,736,387

Beverages 1.3%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	3,940,000	3,872,727
3.75%, 07/15/42	1,415,000	1,326,355
Molson Coors Brewing Co., 2.00%, 05/01/17	2,705,000	2,768,557
Pernod-Ricard SA, 5.50%, 01/15/42 (b)	2,620,000	2,917,519
SABMiller Holdings, Inc., 3.75%, 01/15/22 (b)	3,515,000	3,762,277

		14,647,435

Biotechnology 0.1%
Celgene Corp., 1.90%, 08/15/17	1,320,000	1,340,265

Building Products 0.0%†
USG Corp., 8.38%, 10/15/18 (b)	415,000	458,575

Capital Markets 1.9%
Goldman Sachs Group, Inc. (The) 3.30%, 05/03/15	4,970,000	5,181,354
6.75%, 10/01/37	1,610,000	1,804,148
Jefferies Group, Inc., 5.13%, 04/13/18	900,000	981,000
Morgan Stanley 1.75%, 02/25/16	3,435,000	3,461,748
5.63%, 09/23/19	3,195,000	3,673,867
Nomura Holdings, Inc., 2.00%, 09/13/16	6,475,000	6,459,117

		21,561,234

Chemicals 0.4%
Ashland, Inc., 3.88%, 04/15/18 (b)	410,000	415,125
Dow Chemical Co. (The), 4.38%, 11/15/42	3,440,000	3,299,224
Hexion US Finance Corp., 6.63%, 04/15/20	375,000	375,938
Huntsman International LLC 8.63%, 03/15/20	230,000	257,025
4.88%, 11/15/20 (b)	35,000	35,263
8.63%, 03/15/21	200,000	225,000

		4,607,575

Commercial Banks 2.7%
ANZ New Zealand International Ltd., 1.13%, 03/24/16 (b)	2,430,000	2,432,199
Bank of China (Hong Kong) Ltd., Reg. S, 5.55%, 02/11/20	480,000	537,971
Bank of Montreal, 0.80%, 11/06/15	3,200,000	3,195,411
CIT Group, Inc. 5.00%, 05/15/17	140,000	150,150
4.25%, 08/15/17	210,000	219,450
6.63%, 04/01/18 (b)	175,000	199,500
5.50%, 02/15/19 (b)	675,000	740,813
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.70%, 03/19/18	3,965,000	3,947,185
Export-Import Bank of India, 4.00%, 08/07/17	200,000	210,600
Oschadbank Via SSB #1 PLC, 8.25%, 03/10/16	200,000	197,000
Russian Agricultural Bank OJSC Via RSHB Capital SA Reg. S, 9.00%, 06/11/14	100,000	108,160
Reg. S, 6.30%, 05/15/17	150,000	164,250
Skandinaviska Enskilda Banken AB, 1.75%, 03/19/18 (b)	4,745,000	4,742,623
Sumitomo Mitsui Banking Corp., 1.50%, 01/18/18	2,770,000	2,768,067
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (b)	2,335,000	2,336,660
Swedbank AB, 1.75%, 03/12/18 (b)	4,615,000	4,596,817
Wells Fargo & Co., 3.45%, 02/13/23	3,695,000	3,719,830

		30,266,686

Commercial Services & Supplies 0.2%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	246,440	259,994
Ceridian Corp., 8.88%, 07/15/19 (b)	240,000	279,300
Knowledge Learning Corp., 7.75%, 02/01/15 (b)	190,000	186,200
Pharmaceutical Product Development, Inc., 9.50%, 12/01/19 (b)	195,000	223,763
RR Donnelley & Sons Co. 8.60%, 08/15/16	115,000	132,250
8.25%, 03/15/19	860,000	928,800
7.88%, 03/15/21	140,000	145,950
ServiceMaster Co. 8.00%, 02/15/20	100,000	107,250
7.00%, 08/15/20 (b)	35,000	36,225

		2,299,732

Computers & Peripherals 1.1%
Hewlett-Packard Co. 2.65%, 06/01/16	4,225,000	4,309,441
2.60%, 09/15/17	2,260,000	2,277,524
4.65%, 12/09/21	4,640,000	4,811,220
NetApp, Inc., 2.00%, 12/15/17	1,740,000	1,749,721
Seagate HDD Cayman 6.88%, 05/01/20	120,000	129,000
7.00%, 11/01/21	230,000	249,550

		13,526,456

Consumer Finance 0.5%
Ally Financial, Inc. 5.50%, 02/15/17	395,000	427,288
6.25%, 12/01/17	170,000	190,112
8.00%, 03/15/20	470,000	582,800
8.00%, 11/01/31	145,000	183,425
Ford Motor Credit Co. LLC, 4.25%, 09/20/22	2,715,000	2,807,174
General Motors Financial Co., Inc., 4.75%, 08/15/17 (b)	240,000	250,303
International Lease Finance Corp. 8.75%, 03/15/17	255,000	299,944
6.25%, 05/15/19	550,000	602,250
8.25%, 12/15/20	125,000	153,125

		5,496,421

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Distributors 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. 6.75%, 05/20/20	$155,000	$168,563
7.00%, 05/20/22	342,000	371,925
Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	310,000	332,475
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	270,000	292,950

		1,165,913

Diversified Financial Services 3.1%
Bank of America Corp. 1.50%, 10/09/15	4,805,000	4,820,871
2.00%, 01/11/18	3,180,000	3,164,873
3.30%, 01/11/23	2,040,000	2,011,560
Citigroup, Inc., 2.65%, 03/02/15	2,935,000	3,016,056
CNH Capital LLC, 3.88%, 11/01/15	145,000	148,625
General Electric Capital Corp. 1.00%, 12/11/15	1,665,000	1,675,346
2.30%, 04/27/17	5,005,000	5,179,425
3.15%, 09/07/22	4,920,000	4,888,547
3.10%, 01/09/23	4,415,000	4,371,128
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 01/15/18	660,000	706,200
JPMorgan Chase & Co. 3.45%, 03/01/16	3,705,000	3,939,030
2.00%, 08/15/17	1,770,000	1,802,363

		35,724,024

Diversified Telecommunication Services 2.1%
AT&T, Inc. 0.80%, 12/01/15	4,045,000	4,036,926
1.40%, 12/01/17	1,520,000	1,509,439
6.55%, 02/15/39	3,250,000	4,014,699
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	490,000	528,587
7.00%, 01/15/19	155,000	167,013
8.13%, 04/30/20	355,000	396,712
5.13%, 02/15/23	100,000	97,000
CenturyLink, Inc. Series V, 5.63%, 04/01/20	160,000	163,600
Series T, 5.80%, 03/15/22	210,000	212,625
Frontier Communications Corp. 8.25%, 04/15/17	621,000	726,570
7.63%, 04/15/24	115,000	118,306
Qwest Capital Funding, Inc., 6.88%, 07/15/28	205,000	197,606
Qwest Communications International, Inc., 7.13%, 04/01/18	160,000	166,400
Qwest Corp. 6.75%, 12/01/21	6,575,000	7,570,415
6.88%, 09/15/33	445,000	442,322
SBA Telecommunications, Inc., 5.75%, 07/15/20 (b)	80,000	83,200
Sprint Capital Corp. 6.90%, 05/01/19	210,000	230,475
6.88%, 11/15/28	220,000	224,950
tw telecom holdings inc, 5.38%, 10/01/22	390,000	406,575
UPC Holding BV, 9.88%, 04/15/18 (b)	175,000	195,344
UPCB Finance III Ltd., 6.63%, 07/01/20 (b)	150,000	161,250
Virgin Media Finance PLC, 5.25%, 02/15/22	365,000	370,931
Windstream Corp. 8.13%, 08/01/13	70,000	71,400
7.88%, 11/01/17	450,000	514,125
7.75%, 10/01/21	360,000	392,400
6.38%, 08/01/23 (b)	85,000	84,363

		23,083,233

Electric Utilities 1.9%
Dominion Resources, Inc., Series C, 4.05%, 09/15/42	3,175,000	3,068,828
Duke Energy Corp., 1.63%, 08/15/17	2,170,000	2,189,218
Exelon Generation Co. LLC, 4.00%, 10/01/20	6,520,000	6,883,373
Georgia Power Co., 4.30%, 03/15/42	2,065,000	2,071,775
Ipalco Enterprises, Inc. 7.25%, 04/01/16 (b)	385,000	432,163
5.00%, 05/01/18	310,000	334,800
Pacific Gas & Electric Co. 4.45%, 04/15/42	545,000	569,604
3.75%, 08/15/42	2,895,000	2,685,454
Progress Energy, Inc., 3.15%, 04/01/22	1,915,000	1,951,291
Southern California Edison Co., Series 13-A, 3.90%, 03/15/43	1,845,000	1,822,432

		22,008,938

Electrical Equipment 0.2%
Thermo Fisher Scientific, Inc., 1.85%, 01/15/18	1,750,000	1,766,422

Electronic Equipment, Instruments & Components 0.0%†
Flextronics International Ltd. 4.63%, 02/15/20 (b)	245,000	247,450
5.00%, 02/15/23 (b)	160,000	159,600

		407,050

Food & Staples Retailing 0.0%†
Rite Aid Corp., 8.00%, 08/15/20	74,000	83,620

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Food Products 0.6%
ConAgra Foods, Inc., 1.90%, 01/25/18	$1,985,000	$2,004,624
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (b)	285,000	285,356
Kraft Foods Group, Inc. 2.25%, 06/05/17	1,775,000	1,841,415
5.00%, 06/04/42	2,700,000	2,894,981

		7,026,376

Gas Utilities 0.4%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 05/15/23	110,000	108,625
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	310,000	332,475
El Paso Corp. 7.00%, 06/15/17	295,000	337,399
7.80%, 08/01/31	240,000	266,780
7.75%, 01/15/32	60,000	67,149
Energy Transfer Equity LP, 7.50%, 10/15/20	455,000	524,388
Enterprise Products Operating LLC, 4.85%, 03/15/44	2,390,000	2,439,883
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 07/15/23	170,000	166,388
Regency Energy Partners LP/Regency Energy Finance Corp., 6.88%, 12/01/18	315,000	343,350
Southern Star Central Corp., 6.75%, 03/01/16	430,000	435,375

		5,021,812

Health Care Providers & Services 1.9%
Aetna, Inc., 4.13%, 11/15/42	1,375,000	1,312,681
Biomet, Inc., 6.50%, 08/01/20 (b)	125,000	132,656
Cardinal Health, Inc., 1.70%, 03/15/18	2,605,000	2,596,976
CHS/Community Health Systems, Inc. 5.13%, 08/15/18	345,000	361,388
8.00%, 11/15/19	150,000	166,125
DaVita, Inc., 5.75%, 08/15/22	515,000	534,956
Express Scripts Holding Co. 3.50%, 11/15/16	1,840,000	1,982,272
2.65%, 02/15/17	6,285,000	6,583,273
Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19 (b)	220,000	241,450
5.88%, 01/31/22 (b)	75,000	83,719
Fresenius Medical Care US Finance, Inc., 6.50%, 09/15/18 (b)	155,000	176,700
HCA, Inc. 8.50%, 04/15/19	450,000	496,688
7.50%, 02/15/22	435,000	500,250
5.88%, 03/15/22	160,000	172,400
4.75%, 05/01/23	265,000	263,675
Health Management Associates, Inc., 7.38%, 01/15/20	235,000	257,913
Hologic, Inc., 6.25%, 08/01/20	245,000	260,619
St Jude Medical, Inc., 4.75%, 04/15/43	2,525,000	2,573,452
Tenet Healthcare Corp. 6.25%, 11/01/18	585,000	649,350
4.75%, 06/01/20 (b)	145,000	145,725
4.50%, 04/01/21 (b)	120,000	117,600
WellPoint, Inc., 1.88%, 01/15/18	2,525,000	2,557,340

		22,167,208

Hotels, Restaurants & Leisure 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 9.13%, 08/01/18	215,000	240,800
5.25%, 03/15/21 (b)	170,000	168,938
CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, 01/15/16	490,000	526,138
Graton Economic Development Authority, 9.63%, 09/01/19 (b)	365,000	408,800
MGM Resorts International 6.75%, 10/01/20 (b)	150,000	159,000
6.63%, 12/15/21	700,000	734,124
Pinnacle Entertainment, Inc., 7.75%, 04/01/22	75,000	80,531
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	280,000	316,750
Seminole Indian Tribe of Florida, 7.75%, 10/01/17 (b)	130,000	140,400

		2,775,481

Household Durables 0.1%
Lennar Corp., 4.75%, 12/15/17	285,000	298,538
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 05/15/19	160,000	179,600
Standard Pacific Corp., 8.38%, 05/15/18	300,000	353,250

		831,388

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Household Products 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.88%, 08/15/19	$380,000	$418,950
5.75%, 10/15/20	210,000	213,938
6.88%, 02/15/21	145,000	154,425

		787,313

Industrial Conglomerates 0.0%†
Bombardier, Inc., 4.25%, 01/15/16 (b)	95,000	98,563

Information Technology Services 0.1%
Fidelity National Information Services, Inc., 5.00%, 03/15/22	265,000	281,231
First Data Corp. 7.38%, 06/15/19 (b)	145,000	154,244
6.75%, 11/01/20 (b)	225,000	234,563

		670,038

Insurance 1.3%
Berkshire Hathaway, Inc., 1.55%, 02/09/18	3,985,000	4,034,482
Hartford Financial Services Group, Inc., 5.13%, 04/15/22	2,190,000	2,526,047
Prudential Financial, Inc. 5.87%, 09/15/42 (a)	4,920,000	5,239,799
5.20%, 03/15/44 (a)	3,120,000	3,127,800

		14,928,128

Machinery 0.0%†
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	170,000	192,100
Terex Corp. 6.50%, 04/01/20	165,000	175,931
6.00%, 05/15/21	100,000	105,250

		473,281

Media 2.9%
AMC Networks, Inc., 7.75%, 07/15/21	120,000	135,900
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 09/15/20 (b)	210,000	217,875
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22 (b)	145,000	151,163
6.50%, 11/15/22 (b)	385,000	406,175
CSC Holdings LLC 7.88%, 02/15/18	80,000	93,200
6.75%, 11/15/21	625,000	700,781
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 2.40%, 03/15/17	3,765,000	3,861,620
6.00%, 08/15/40	2,253,000	2,401,272
DISH DBS Corp. 7.13%, 02/01/16	70,000	77,788
7.88%, 09/01/19	185,000	219,225
6.75%, 06/01/21	60,000	66,600
5.88%, 07/15/22	520,000	545,350
5.00%, 03/15/23 (b)	320,000	314,800
Gannett Co., Inc. 9.38%, 11/15/17	150,000	162,375
7.13%, 09/01/18	555,000	604,950
Intelsat Jackson Holdings SA, 8.50%, 11/01/19	470,000	526,988
NBCUniversal Enterprise, Inc., 1.66%, 04/15/18 (b)	2,825,000	2,830,009
NBCUniversal Media LLC 6.40%, 04/30/40	2,820,000	3,575,439
4.45%, 01/15/43	1,775,000	1,751,801
Sirius XM Radio, Inc., 8.75%, 04/01/15 (b)	100,000	111,250
Telesat Canada/Telesat LLC, 6.00%, 05/15/17 (b)	255,000	266,475
Time Warner Cable, Inc. 6.75%, 07/01/18	3,630,000	4,466,975
4.13%, 02/15/21	2,170,000	2,329,013
5.50%, 09/01/41	2,660,000	2,733,565
Time Warner, Inc., 6.10%, 07/15/40	2,245,000	2,602,909
Univision Communications, Inc., 6.88%, 05/15/19 (b)	555,000	593,850
Videotron Ltee, 9.13%, 04/15/18	415,000	436,009
WMG Acquisition Corp., 6.00%, 01/15/21 (b)	45,000	47,138
XM Satellite Radio, Inc., 7.63%, 11/01/18 (b)	315,000	347,681

		32,578,176

Metals & Mining 0.6%
ArcelorMittal 5.00%, 02/25/17	75,000	78,488
5.75%, 08/05/20	225,000	237,375
6.00%, 03/01/21	140,000	147,190
6.75%, 02/25/22	95,000	103,822
7.50%, 10/15/39	95,000	97,613
Cliffs Natural Resources, Inc., 4.88%, 04/01/21	1,690,000	1,665,391
FMG Resources (August 2006) Pty Ltd., 6.00%, 04/01/17 (b)	335,000	344,213
Freeport-McMoRan Copper & Gold, Inc., 3.88%, 03/15/23 (b)	2,980,000	2,988,620
Peabody Energy Corp. 7.38%, 11/01/16	305,000	347,700
6.00%, 11/15/18	125,000	132,813
Steel Dynamics, Inc. 6.13%, 08/15/19 (b)	250,000	270,000
5.25%, 04/15/23 (b)	135,000	136,856
Walter Energy, Inc., 8.50%, 04/15/21 (b)	45,000	46,125

		6,596,206

Multiline Retail 0.0%†
Sears Holdings Corp., 6.63%, 10/15/18	445,000	433,319

Multi-Utilities & Unregulated Power 0.2%
Majapahit Holding BV Reg. S, 7.75%, 01/20/20	200,000	245,000
Reg. S, 7.88%, 06/29/37	360,000	465,300
NRG Energy, Inc. 7.63%, 01/15/18	450,000	511,875
7.88%, 05/15/21	500,000	556,250

		1,778,425

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Office Electronics 0.3%
Xerox Corp., 4.50%, 05/15/21	$2,875,000	$3,074,626

Oil, Gas & Consumable Fuels 1.8%
Anadarko Petroleum Corp., 5.95%, 09/15/16	4,230,000	4,869,182
BP Capital Markets PLC, 1.38%, 11/06/17	3,240,000	3,244,302
Chesapeake Energy Corp. 7.63%, 07/15/13	30,000	30,563
9.50%, 02/15/15	285,000	322,050
6.50%, 08/15/17	30,000	33,075
6.88%, 08/15/18	450,000	482,625
6.63%, 08/15/20	5,000	5,463
5.75%, 03/15/23	90,000	91,238
Cimarex Energy Co., 5.88%, 05/01/22	245,000	262,763
Continental Resources, Inc., 5.00%, 09/15/22	380,000	403,750
Denbury Resources, Inc., 4.63%, 07/15/23	405,000	390,825
Empresa Nacional del Petroleo, Reg. S, 5.25%, 08/10/20	100,000	105,871
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	560,000	646,800
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 05/01/19	55,000	60,225
7.75%, 09/01/22	40,000	44,200
EPE Holdings LLC/EP Energy Bond Co., Inc., 8.87%, 12/15/17 (b)(c)	55,000	57,750
EXCO Resources, Inc., 7.50%, 09/15/18	570,000	539,363
Forest Oil Corp., 7.50%, 09/15/20 (b)	255,000	269,025
KazMunayGas National Co. Reg. S, 9.13%, 07/02/18	310,000	390,563
Reg. S, 7.00%, 05/05/20	500,000	595,000
Reg. S, 6.38%, 04/09/21	250,000	290,938
Linn Energy LLC/Linn Energy Finance Corp. 6.25%, 11/01/19 (b)	160,000	163,600
8.63%, 04/15/20	440,000	485,100
7.75%, 02/01/21	225,000	241,313
NAK Naftogaz Ukraine, 9.50%, 09/30/14	1,100,000	1,128,819
Newfield Exploration Co. 5.75%, 01/30/22	380,000	406,600
5.63%, 07/01/24	110,000	113,575
Pemex Project Funding Master Trust 5.75%, 03/01/18	600,000	689,249
6.63%, 06/15/35	210,000	251,475
6.63%, 06/15/35	50,000	59,875
6.63%, 06/15/38	440,000	525,800
Petroleos de Venezuela SA Reg. S, 5.25%, 04/12/17	580,000	503,150
Reg. S, 8.50%, 11/02/17	400,000	389,000
Reg. S, 12.75%, 02/17/22	600,000	677,999
5.38%, 04/12/27	100,000	69,000
Reg. S, 9.75%, 05/17/35	200,000	189,500
Reg. S, 5.50%, 04/12/37	80,000	54,200
Range Resources Corp. 5.75%, 06/01/21	135,000	144,788
5.00%, 08/15/22	80,000	81,600
SandRidge Energy, Inc. 7.50%, 03/15/21	70,000	72,800
8.13%, 10/15/22	170,000	181,475
WPX Energy, Inc., 5.25%, 01/15/17	260,000	272,350

		19,836,839

Paper & Forest Products 0.0%†
Masco Corp., 6.13%, 10/03/16	230,000	256,842

Pharmaceuticals 0.6%
AbbVie, Inc. 1.20%, 11/06/15 (b)	3,855,000	3,884,949
4.40%, 11/06/42 (b)	1,325,000	1,335,921
Endo Pharmaceuticals Holdings, Inc., 7.00%, 07/15/19	235,000	251,156
Valeant Pharmaceuticals International 6.50%, 07/15/16 (b)	280,000	292,250
6.75%, 10/01/17 (b)	210,000	225,488
6.88%, 12/01/18 (b)	135,000	145,041
6.38%, 10/15/20 (b)	50,000	52,719
VPI Escrow Corp., 6.38%, 10/15/20 (b)	330,000	347,738

		6,535,262

Real Estate Investment Trusts (REITs) 0.5%
Corrections Corp of America, 4.13%, 04/01/20 (b)	275,000	280,156
Health Care REIT, Inc., 2.25%, 03/15/18	1,875,000	1,892,008
Host Hotels & Resorts LP, 6.00%, 11/01/20	355,000	393,163
Omega Healthcare Investors, Inc. 6.75%, 10/15/22	470,000	518,175
5.88%, 03/15/24	375,000	399,375
Ventas Realty LP/Ventas Capital Corp., 2.00%, 02/15/18	1,700,000	1,709,634

		5,192,511

Real Estate Management & Development 0.1%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	1,675,000	1,684,723

Road & Rail 1.0%
Burlington Northern Santa Fe LLC, 4.45%, 03/15/43	2,910,000	2,943,442
CSX Corp., 4.10%, 03/15/44	1,485,000	1,402,851
ERAC USA Finance LLC, 7.00%, 10/15/37 (b)	3,970,000	5,065,135
Hertz Corp. (The) 4.25%, 04/01/18 (b)	145,000	147,719
5.88%, 10/15/20	65,000	68,575
Transnet SOC Ltd., Reg. S, 4.50%, 02/10/16	400,000	420,184
United Rentals North America, Inc., 5.75%, 07/15/18	55,000	59,606

		10,107,512

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Semiconductors & Semiconductor Equipment 0.4%
Freescale Semiconductor, Inc., 9.25%, 04/15/18 (b)	$170,000	$186,575
NXP BV/NXP Funding LLC, 9.75%, 08/01/18 (b)	150,000	171,000
TSMC Global Ltd., 1.63%, 04/03/18 (b)	4,080,000	4,065,761

		4,423,336

Specialty Retail 0.1%
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	395,000	412,281
Toys “R” Us Property Co. I LLC, 10.75%, 07/15/17	425,000	457,406
Toys “R” Us Property Co. II LLC, 8.50%, 12/01/17	150,000	158,438

		1,028,125

Tobacco 0.4%
Altria Group, Inc., 2.85%, 08/09/22	385,000	378,491
Imperial Tobacco Finance PLC, 3.50%, 02/11/23 (b)	3,815,000	3,848,724
Reynolds American, Inc., 3.25%, 11/01/22	765,000	756,351

		4,983,566

Wireless Telecommunication Services 1.0%
America Movil SAB de CV, 3.13%, 07/16/22	2,620,000	2,569,303
MetroPCS Wireless, Inc. 6.25%, 04/01/21 (b)	245,000	249,288
6.63%, 04/01/23 (b)	260,000	265,200
Rogers Communications, Inc. 3.00%, 03/15/23	1,795,000	1,801,270
4.50%, 03/15/43	1,395,000	1,392,661
SK Telecom Co. Ltd., 2.13%, 05/01/18 (b)	2,160,000	2,167,240
Sprint Nextel Corp., 7.00%, 03/01/20 (b)	735,000	856,275
Vodafone Group PLC, 1.50%, 02/19/18	2,605,000	2,598,281

		11,899,518

Total Corporate Bonds (cost $346,278,021)		355,112,822

Sovereign Bonds 0.9%

	Principal Amount	Market Value
ARGENTINA 0.0%†
Argentine Republic Government International Bond 8.75%, 06/02/17	$350,000	$257,250
2.50%, 12/31/38(d)	6	2

		257,252

BRAZIL 0.2%
Banco Nacional de Desenvolvimento Economico e Social, Reg. S, 5.50%, 07/12/20	650,000	732,875
Brazilian Government International Bond 7.88%, 03/07/15	150,000	169,725
5.63%, 01/07/41	100,000	117,000

		1,019,600

BULGARIA 0.0%†
Bulgaria Government International Bond, Reg. S, 8.25%, 01/15/15	160,000	179,040

COLOMBIA 0.0%†
Colombia Government International Bond, 11.75%, 02/25/20	180,000	281,250

CROATIA 0.1%
Croatia Government International Bond, Reg. S, 6.75%, 11/05/19	325,000	355,904

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond, Reg. S, 7.50%, 05/06/21	100,000	111,800

EGYPT 0.0%†
Egypt Government International Bond, Reg. S, 6.88%, 04/30/40	100,000	77,500

EL SALVADOR 0.0%†
El Salvador Government International Bond Reg. S, 7.38%, 12/01/19	150,000	177,975
Reg. S, 7.65%, 06/15/35	150,000	171,975

		349,950

GABON 0.0%†
Gabonese Republic, Reg. S, 8.20%, 12/12/17	100,000	121,000

GHANA 0.0%†
Republic of Ghana, Reg. S, 8.50%, 10/04/17	100,000	114,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
HUNGARY 0.0%†
Hungary Government International Bond 4.75%, 02/03/15	$300,000	$300,450
6.38%, 03/29/21	100,000	103,000

		403,450

INDONESIA 0.0%†
Indonesia Government International Bond, Reg. S, 6.75%, 03/10/14	300,000	313,875

IVORY COAST 0.0%†
Ivory Coast Government International Bond, Reg. S, 5.75%, 12/31/32(d)	130,000	120,250

LATVIA 0.0%†
Republic of Latvia, Reg. S, 5.25%, 02/22/17	200,000	221,500

LEBANON 0.0%†
Lebanon Government International Bond, 6.38%, 03/09/20	300,000	310,500

LITHUANIA 0.1%
Lithuania Government International Bond, Reg. S, 7.38%, 02/11/20	366,000	460,245

MOROCCO 0.0%†
Morocco Government International Bond, Reg. S, 4.25%, 12/11/22	200,000	204,100

PANAMA 0.0%†
Panama Government International Bond 5.20%, 01/30/20	130,000	151,580
6.70%, 01/26/36	130,000	173,225

		324,805

PHILIPPINES 0.0%†
Philippine Government International Bond 8.38%, 06/17/19	200,000	269,500
10.63%, 03/16/25	30,000	50,325
6.38%, 10/23/34	100,000	131,000

		450,825

POLAND 0.0%†
Poland Government International Bond 5.13%, 04/21/21	330,000	381,150

		381,150

ROMANIA 0.0%†
Romanian Government International Bond, Reg. S, 6.75%, 02/07/22	150,000	174,563

RUSSIA 0.2%
Russian Foreign Bond - Eurobond Reg. S, 5.00%, 04/29/20	200,000	226,000
Reg. S, 12.75%, 06/24/28	370,000	706,700
Reg. S, 7.50%, 03/31/30(d)	155,000	192,006
Reg. S, 5.63%, 04/04/42	200,000	224,500

		1,349,206

SRI LANKA 0.0%†
Sri Lanka Government International Bond, Reg. S, 6.25%, 10/04/20	250,000	266,250

TURKEY 0.0%†
Turkey Government International Bond 9.50%, 01/15/14	200,000	212,618
7.50%, 11/07/19	200,000	249,500
7.00%, 06/05/20	150,000	184,125
7.38%, 02/05/25	100,000	127,750
6.88%, 03/17/36	170,000	209,525

		983,518

UKRAINE 0.2%
Ukraine Government International Bond Reg. S, 6.58%, 11/21/16	620,000	609,150
Reg. S, 7.75%, 09/23/20	250,000	259,750

		868,900

VIETNAM 0.1%
Vietnam Government International Bond, Reg. S, 6.75%, 01/29/20	280,000	326,200

Total Sovereign Bonds (cost $9,754,347)		10,026,883

U.S. Government Mortgage Backed Agencies 33.0%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13072 5.00%, 04/01/23	22,786	24,442
Pool# G13122 5.00%, 04/01/23	10,775	11,538
Pool# J07940 5.00%, 05/01/23	121,753	130,636
Pool# G13225 5.00%, 06/01/23	221,830	237,529
Pool# J07942 5.00%, 06/01/23	20,972	22,456
Pool# J08443 5.00%, 07/01/23	59,852	65,210
Pool# C91128 5.50%, 12/01/27	58,331	63,376
Pool# D98252 5.00%, 08/01/29	149,070	160,412
Pool# C91407 4.00%, 10/01/31	872,474	935,964
Pool# A14186 5.50%, 10/01/33	3,376	3,686
Pool# A82875 5.50%, 11/01/33	88,962	97,128

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C01674 5.50%, 11/01/33	$30,702	$33,520
Pool# A24611 4.50%, 06/01/34	9,355	10,031
Pool# A23854 5.50%, 06/01/34	39,878	43,489
Pool# G01827 4.50%, 06/01/35	5,565	5,964
Pool# A46898 4.50%, 09/01/35	83,496	89,481
Pool# G05085 4.50%, 09/01/35	203,700	218,555
Pool# G08084 4.50%, 10/01/35	132,980	142,511
Pool# A39572 5.00%, 11/01/35	107,221	115,728
Pool# A39584 5.50%, 11/01/35	64,037	69,755
Pool# G02203 4.50%, 03/01/36	11,800	12,645
Pool# A49058 5.50%, 05/01/36	156,948	170,756
Pool# A52983 5.50%, 10/01/36	207,418	225,226
Pool# A61562 5.50%, 10/01/36	61,682	66,978
Pool# G02379 6.00%, 10/01/36	37,027	40,530
Pool# A57475 5.50%, 02/01/37	10,023	10,856
Pool# G02561 5.50%, 02/01/37	161,422	175,281
Pool# A58420 5.50%, 03/01/37	21,485	23,270
Pool# G03400 5.50%, 03/01/37	531,863	577,527
Pool# A60064 5.50%, 04/01/37	198,737	215,959
Pool# G02791 5.50%, 04/01/37	13,628	14,760
Pool# G05521 5.50%, 05/01/37	2,896,238	3,155,891
Pool# G02976 5.50%, 06/01/37	135,168	146,393
Pool# G08204 5.50%, 06/01/37	24,975	27,049
Pool# A64594 5.50%, 07/01/37	55,256	60,048
Pool# G08210 6.00%, 07/01/37	246,487	269,499
Pool# A65518 6.00%, 09/01/37	237,533	259,708
Pool# A68546 5.50%, 11/01/37	137,443	148,857
Pool# G03432 5.50%, 11/01/37	141,176	152,900
Pool# A69653 5.50%, 12/01/37	48,467	52,492
Pool# A70591 5.50%, 12/01/37	167,867	181,810
Pool# G03616 6.00%, 12/01/37	71,801	78,504
Pool# G04774 4.50%, 01/01/38	116,956	125,339
Pool# A71374 5.50%, 01/01/38	31,820	34,612
Pool# A71604 5.50%, 01/01/38	569,906	617,234
Pool# A72378 5.50%, 01/01/38	534,189	578,550
Pool# G03927 5.50%, 01/01/38	36,847	39,907
Pool# A73996 5.50%, 02/01/38	585,850	634,502
Pool# G03812 5.50%, 02/01/38	2,236,404	2,422,124
Pool# G03964 5.50%, 02/01/38	229,788	248,870
Pool# A72499 6.00%, 02/01/38	29,693	32,641
Pool# A75432 5.50%, 03/01/38	354,687	384,251
Pool# G04220 5.50%, 03/01/38	58,835	63,720
Pool# G08256 5.50%, 03/01/38	25,611	27,738
Pool# G04156 6.00%, 03/01/38	57,301	62,615
Pool# A75830 5.50%, 04/01/38	266,372	288,576
Pool# A76127 5.50%, 04/01/38	702,711	761,067
Pool# A76483 5.50%, 04/01/38	462,718	501,144
Pool# G04248 5.50%, 04/01/38	404,786	438,402
Pool# G08263 5.50%, 04/01/38	35,679	38,641
Pool# A76211 6.00%, 04/01/38	4,838	5,286
Pool# A76939 5.50%, 05/01/38	61,329	66,422
Pool# A77057 5.50%, 05/01/38	46,219	50,057
Pool# A77208 5.50%, 05/01/38	69,091	74,828
Pool# A77796 5.50%, 05/01/38	1,358,849	1,471,694
Pool# G04305 5.50%, 05/01/38	684,251	741,074
Pool# A77648 5.50%, 06/01/38	18,877	20,445
Pool# A77937 5.50%, 06/01/38	321,665	348,378
Pool# A78624 5.50%, 06/01/38	328,964	356,283
Pool# G04458 5.50%, 06/01/38	152,905	165,603
Pool# A78076 6.00%, 06/01/38	121,286	132,533

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A78454 6.00%, 06/01/38	$102,907	$112,450
Pool# A78982 5.50%, 07/01/38	81,479	88,245
Pool# A79018 5.50%, 07/01/38	183,542	198,784
Pool# A79806 5.50%, 07/01/38	31,974	34,629
Pool# A79816 5.50%, 07/01/38	23,638	25,601
Pool# G04471 5.50%, 07/01/38	222,373	240,840
Pool# A80779 5.50%, 08/01/38	142,404	154,229
Pool# A81743 5.50%, 09/01/38	170,707	184,883
Pool# A82093 5.50%, 09/01/38	43,933	47,870
Pool# A82207 5.50%, 09/01/38	5,704	6,178
Pool# A82609 5.50%, 09/01/38	49,782	53,916
Pool# A82656 5.50%, 10/01/38	26,570	28,777
Pool# A82703 5.50%, 10/01/38	33,313	36,079
Pool# G04847 5.50%, 10/01/38	247,298	267,834
Pool# G05979 5.50%, 10/01/38	53,689	58,147
Pool# A82757 5.50%, 11/01/38	347,979	376,876
Pool# A82787 5.50%, 11/01/38	1,434,076	1,553,168
Pool# A83032 5.50%, 11/01/38	46,639	50,512
Pool# A83066 5.50%, 11/01/38	9,752	10,562
Pool# A83071 5.50%, 11/01/38	9,299	10,071
Pool# A83345 5.00%, 12/01/38	31,275	33,639
Pool# A83596 5.50%, 12/01/38	103,530	112,369
Pool# G08314 5.50%, 01/01/39	132,301	143,288
Pool# G08323 5.00%, 02/01/39	472,395	508,100
Pool# A84417 5.50%, 02/01/39	265,767	288,418
Pool# G05300 5.50%, 02/01/39	33,484	36,265
Pool# G05841 5.50%, 04/01/39	62,707	67,914
Pool# A86370 4.50%, 05/01/39	9,063	9,695
Pool# A87339 5.00%, 07/01/39	93,720	100,804
Pool# A87679 5.00%, 08/01/39	610,330	656,460
Pool# A89340 4.50%, 10/01/39	682,904	730,572
Pool# G05684 5.50%, 10/01/39	394,193	426,929
Pool# G08372 4.50%, 11/01/39	1,066,482	1,140,925
Pool# A90140 4.50%, 12/01/39	74,027	79,194
Pool# G06020 5.50%, 12/01/39	2,284,876	2,474,621
Pool# G05813 6.00%, 12/01/39	113,501	124,097
Pool# G05923 5.50%, 02/01/40	270,788	293,276
Pool# G06031 5.50%, 03/01/40	87,640	94,918
Pool# A91997 5.00%, 04/01/40	243,270	263,938
Pool# G05849 4.50%, 05/01/40	3,342,943	3,578,376
Pool# G06193 5.50%, 05/01/40	375,426	406,603
Pool# A92458 5.00%, 06/01/40	103,716	112,527
Pool# G08402 5.00%, 06/01/40	399,617	433,567
Pool# A92764 5.50%, 06/01/40	145,545	160,178
Pool# G06412 5.50%, 07/01/40	4,498,262	4,871,817
Pool# A93311 4.50%, 08/01/40	80,871	86,566
Pool# A95796 4.00%, 12/01/40	494,805	534,909
Pool# A96567 4.00%, 02/01/41	890,665	961,241
Pool# A96705 4.00%, 02/01/41	212,648	226,029
Pool# A97055 4.00%, 02/01/41	141,608	150,519
Pool# A97264 4.00%, 02/01/41	442,494	470,339
Pool# A97294 4.00%, 02/01/41	702,971	747,206
Pool# A97046 4.50%, 02/01/41	488,405	523,488
Pool# A97373 4.50%, 03/01/41	1,279,972	1,371,917
Pool# A97618 4.50%, 03/01/41	20,213	21,665
Pool# A97620 4.50%, 03/01/41	36,646	39,278
Pool# A97932 4.00%, 04/01/41	744,447	791,293
Pool# A97968 4.00%, 04/01/41	5,529,861	5,877,839
Pool# Q00131 4.50%, 04/01/41	415,697	445,557
Pool# Q00456 4.50%, 04/01/41	6,335,475	6,790,573
Pool# Q00543 4.50%, 05/01/41	1,032,298	1,106,451
Pool# Q00628 4.50%, 05/01/41	217,645	233,279
Pool# Q00950 5.00%, 05/01/41	1,982,785	2,153,718

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# Q01181 4.50%, 06/01/41	$50,261	$53,872
Pool# Q01198 5.50%, 06/01/41	181,073	196,733
Pool# Q01759 4.50%, 07/01/41	9,071,977	9,723,648
Pool# G06802 4.50%, 10/01/41	188,685	201,855
Federal Home Loan Mortgage Corp. Gold Pool TBA 3.50%, 04/15/43	77,740,000	81,806,168
4.00%, 04/15/43	50,015,000	53,156,568
Federal National Mortgage Association Pool
Pool# 969941 5.00%, 03/01/23	78,994	85,298
Pool# 982885 5.00%, 05/01/23	18,773	20,348
Pool# 975884 5.00%, 06/01/23	15,280	16,492
Pool# 987214 5.00%, 07/01/23	5,110	5,516
Pool# 976243 5.00%, 08/01/23	14,870	16,050
Pool# 987456 5.00%, 08/01/23	22,169	24,062
Pool# 965102 5.00%, 09/01/23	9,348	10,089
Pool# 988300 5.00%, 09/01/23	15,598	16,806
Pool# 256640 5.50%, 03/01/27	86,485	94,765
Pool# 256676 5.50%, 04/01/27	92,104	100,635
Pool# 256896 5.50%, 09/01/27	71,768	78,415
Pool# 257075 5.50%, 02/01/28	83,580	91,321
Pool# 257282 5.50%, 07/01/28	454,788	496,623
Pool# 257367 5.50%, 09/01/28	167,847	183,288
Pool# 257451 5.50%, 11/01/28	37,794	41,271
Pool# 995477 5.50%, 01/01/29	85,932	93,837
Pool# 930997 4.50%, 04/01/29	409,311	441,830
Pool# AL0869 4.50%, 06/01/29	251,178	271,134
Pool# MA0097 5.00%, 06/01/29	250,357	271,392
Pool# 932716 5.00%, 04/01/30	32,784	36,204
Pool# MA0436 5.50%, 04/01/30	221,785	244,627
Pool# 720679 5.00%, 06/01/33	24,140	26,305
Pool# 310100 5.00%, 08/01/33	708,190	771,344
Pool# 738166 5.00%, 09/01/33	6,581	7,171
Pool# 725027 5.00%, 11/01/33	148,605	161,350
Pool# 745944 5.00%, 12/01/33	250,859	273,347
Pool# 725422 5.00%, 04/01/34	167,919	182,973
Pool# 888283 5.00%, 08/01/34	2,138,776	2,326,341
Pool# 794978 5.50%, 10/01/34	230,931	254,773
Pool# 802813 5.00%, 11/01/34	30,486	33,162
Pool# 803017 5.00%, 11/01/34	8,371	9,106
Pool# AD0308 5.00%, 03/01/35	1,762,284	1,920,266
Pool# 735382 5.00%, 04/01/35	421,287	458,264
Pool# 735403 5.00%, 04/01/35	1,513,648	1,644,242
Pool# 255706 5.50%, 05/01/35	10,248	11,212
Pool# 735578 5.00%, 06/01/35	790,752	858,674
Pool# 735581 5.00%, 06/01/35	4,042,660	4,397,230
Pool# 735591 5.00%, 06/01/35	15,256	16,594
Pool# 735795 5.00%, 06/01/35	2,441,027	2,655,278
Pool# 310099 5.00%, 08/01/35	5,070,788	5,520,609
Pool# 826791 5.00%, 08/01/35	341,310	370,627
Pool# 829244 5.00%, 08/01/35	6,154	6,682
Pool# 825753 5.50%, 08/01/35	64,352	70,593
Pool# 834657 5.50%, 08/01/35	9,529	10,453
Pool# 820341 5.00%, 09/01/35	25,451	27,637

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value
Federal National Mortgage Association Pool (continued)
Pool# 735925 5.00%, 10/01/35	$1,208,471	$1,312,204
Pool# 836583 5.00%, 10/01/35	8,248	8,957
Pool# 835482 5.50%, 10/01/35	54,022	59,262
Pool# 863626 5.50%, 12/01/35	56,622	62,114
Pool# 745275 5.00%, 02/01/36	3,106,932	3,373,630
Pool# 865972 5.50%, 03/01/36	129,295	141,189
Pool# 891588 5.50%, 05/01/36	377,521	412,249
Pool# 885808 5.50%, 06/01/36	8,082	8,825
Pool# 745826 6.00%, 07/01/36	27,980	30,720
Pool# 897267 5.50%, 10/01/36	88,245	96,363
Pool# 899215 6.00%, 10/01/36	83,092	91,228
Pool# 310107 5.00%, 11/01/36	310,799	337,932
Pool# 831922 5.50%, 11/01/36	24,597	26,860
Pool# 256513 5.50%, 12/01/36	136,818	149,404
Pool# 903013 5.50%, 12/01/36	279,818	305,559
Pool# 920078 5.50%, 12/01/36	33,623	36,716
Pool# 906869 6.00%, 12/01/36	94,278	103,511
Pool# 967685 5.50%, 01/01/37	172,893	190,743
Pool# 888222 6.00%, 02/01/37	71,220	78,194
Pool# 914049 6.00%, 03/01/37	401,984	441,349
Pool# 914752 5.50%, 04/01/37	96,841	105,629
Pool# 897640 5.50%, 05/01/37	136,395	148,772
Pool# 899528 5.50%, 05/01/37	220,846	240,885
Pool# 917988 6.00%, 05/01/37	93,020	101,999
Pool# 899562 5.50%, 06/01/37	87,577	95,523
Pool# 918659 5.50%, 06/01/37	270,040	295,809
Pool# 915639 6.00%, 06/01/37	328,308	360,048
Pool# 939984 6.00%, 06/01/37	224,927	246,673
Pool# 938175 5.50%, 07/01/37	35,677	38,914
Pool# 899598 6.00%, 07/01/37	26,016	28,531
Pool# 928483 6.00%, 07/01/37	210,222	230,546
Pool# 942052 6.00%, 07/01/37	115,724	126,911
Pool# 944526 6.00%, 07/01/37	56,148	61,576
Pool# 942290 5.50%, 08/01/37	152,567	166,411
Pool# 945218 5.50%, 08/01/37	14,889	16,240
Pool# 936895 6.00%, 08/01/37	14,286	15,667
Pool# 952277 5.50%, 09/01/37	2,759	3,009
Pool# 952276 6.00%, 09/01/37	212,692	234,629
Pool# 933131 5.50%, 10/01/37	94,905	103,517
Pool# 943640 5.50%, 10/01/37	7,351	8,018
Pool# 946923 6.00%, 10/01/37	299,089	328,004
Pool# 955770 6.00%, 10/01/37	31,329	34,358
Pool# 960117 5.50%, 11/01/37	3,152	3,438
Pool# 933166 6.00%, 11/01/37	776,936	852,292
Pool# 956411 6.00%, 11/01/37	93,652	102,706
Pool# 959983 6.00%, 11/01/37	202,374	221,939
Pool# 959454 5.50%, 12/01/37	254,090	277,146
Pool# 967254 5.50%, 12/01/37	250,378	273,097
Pool# 929018 6.00%, 12/01/37	176,934	194,039
Pool# 966419 6.00%, 12/01/37	120,409	132,049
Pool# 961181 5.50%, 01/01/38	63,894	69,692
Pool# 961256 5.50%, 01/01/38	173,612	189,365
Pool# 961311 5.50%, 01/01/38	192,843	210,341
Pool# 961348 6.00%, 01/01/38	418,965	459,470
Pool# 965719 6.00%, 01/01/38	86,984	95,394
Pool# 960048 5.50%, 02/01/38	14,916	16,269
Pool# 969757 5.50%, 02/01/38	5,446	5,940
Pool# 969776 5.50%, 02/01/38	114,233	125,134
Pool# 972404 5.50%, 02/01/38	53,244	58,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value
Federal National Mortgage Association Pool (continued)
Pool# 972701 5.50%, 02/01/38	$43,333	$47,265
Pool# 961849 5.50%, 03/01/38	125,960	137,389
Pool# 962371 5.50%, 03/01/38	142,308	155,221
Pool# 973775 5.50%, 03/01/38	90,952	99,205
Pool# 974674 5.50%, 03/01/38	79,761	86,998
Pool# 975186 5.50%, 03/01/38	228,726	250,553
Pool# 961992 6.00%, 03/01/38	240,860	264,146
Pool# 933777 5.50%, 04/01/38	37,355	40,744
Pool# 973726 6.00%, 04/01/38	554,763	608,396
Pool# 982126 5.00%, 05/01/38	131,638	142,616
Pool# 969268 5.50%, 05/01/38	10,285	11,218
Pool# 970232 5.50%, 05/01/38	15,712	17,138
Pool# 975049 5.50%, 05/01/38	102,513	111,815
Pool# 995048 5.50%, 05/01/38	318,406	347,697
Pool# 889509 6.00%, 05/01/38	129,196	141,687
Pool# 889579 6.00%, 05/01/38	256,422	281,581
Pool# 963774 5.50%, 06/01/38	365,641	398,819
Pool# 976213 5.50%, 06/01/38	12,163	13,267
Pool# 979984 5.50%, 06/01/38	124,730	136,048
Pool# 985559 5.50%, 06/01/38	347,551	379,088
Pool# 985731 5.50%, 06/01/38	67,841	73,997
Pool# 986519 5.50%, 06/01/38	15,537	16,947
Pool# 934333 5.50%, 07/01/38	462,474	504,438
Pool# 934351 5.50%, 07/01/38	93,209	101,667
Pool# 963975 5.50%, 07/01/38	237,190	258,712
Pool# 986245 5.50%, 07/01/38	22,542	24,587
Pool# 964970 5.50%, 08/01/38	159,199	173,645
Pool# 975697 5.50%, 08/01/38	40,980	44,699
Pool# 986062 5.50%, 08/01/38	33,483	36,521
Pool# 925973 6.00%, 08/01/38	39,652	43,486
Pool# 983378 6.00%, 08/01/38	126,581	138,818
Pool# 970818 5.50%, 09/01/38	173,005	188,704
Pool# 986938 5.50%, 09/01/38	48,641	53,054
Pool# 970650 5.50%, 10/01/38	286,892	312,925
Pool# 990786 5.50%, 10/01/38	70,107	76,469
Pool# 992471 5.50%, 10/01/38	12,235	13,743
Pool# 930071 6.00%, 10/01/38	1,266,140	1,388,547
Pool# 991002 6.00%, 10/01/38	19,510	21,421
Pool# 992035 6.00%, 10/01/38	70,584	77,408
Pool# 934645 5.50%, 11/01/38	231,805	252,839
Pool# 934665 5.50%, 11/01/38	313,288	341,715
Pool# 970809 5.50%, 11/01/38	141,128	153,934
Pool# 985805 5.50%, 11/01/38	164,539	179,469
Pool# 930253 5.50%, 12/01/38	304,904	332,571
Pool# 934249 5.50%, 12/01/38	94,932	103,547
Pool# 970929 5.50%, 12/01/38	255,199	278,355
Pool# 991434 5.50%, 12/01/38	107,109	116,828
Pool# 992676 5.50%, 12/01/38	159,693	174,183
Pool# 992944 5.50%, 12/01/38	79,234	86,424
Pool# AA0694 5.50%, 12/01/38	176,332	192,333
Pool# AD0385 5.50%, 12/01/38	85,223	93,155
Pool# 993100 5.50%, 01/01/39	111,094	121,174
Pool# 993111 5.50%, 01/01/39	172,252	187,882
Pool# AA1638 5.50%, 02/01/39	251,665	274,816
Pool# AD0306 5.50%, 03/01/39	41,448	45,209
Pool# 995845 5.50%, 04/01/39	5,973	6,515
Pool# 935075 6.00%, 04/01/39	115,781	126,879
Pool# AC0017 5.50%, 09/01/39	34,047	37,179
Pool# AD0638 6.00%, 09/01/39	235,054	257,779
Pool# 190399 5.50%, 11/01/39	37,421	40,816

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value
Federal National Mortgage Association Pool (continued)
Pool# AC5566 4.50%, 02/01/40	$101,837	$109,864
Pool# AB1316
5.50%, 05/01/40	257,243	280,585
Pool# AD6856
5.00%, 07/01/40	18,200	19,991
Pool# AD5283
4.50%, 09/01/40	87,225	94,100
Pool# AE6039
4.50%, 10/01/40	571,943	617,026
Pool# AH4709
4.50%, 04/01/41	227,213	245,265
Pool# AH9471
4.50%, 04/01/41	1,134,032	1,245,038
Pool# AI1193
4.50%, 04/01/41	294,601	318,006
Pool# AB3194
4.50%, 06/01/41	1,996,331	2,154,935
Pool# AI4562
4.50%, 06/01/41	315,584	340,656
Pool# AI5011
4.50%, 06/01/41	616,778	665,780
Pool# AI1320
4.50%, 07/01/41	37,672	40,665
Pool# AI7921
4.50%, 08/01/41	76,410	82,480
Pool# AL1547
4.50%, 11/01/41	397,867	429,476
Federal National Mortgage Association Pool TBA
3.00%, 04/25/43	15,815,000	16,311,689
3.50%, 04/25/43	24,255,000	25,611,764
4.00%, 04/25/43	36,570,000	38,987,050
4.50%, 04/25/43	29,210,000	31,469,212
Government National Mortgage Association I Pool
Pool# 618988 6.00%, 06/15/34	32,728	37,081
Pool# 689575 6.50%, 07/15/38	34,564	39,350

Total U.S. Government Mortgage Backed Agencies (cost $372,643,402)		375,563,677

U.S. Government Sponsored & Agency Obligations 2.1%

	Principal	Market
	Amount	Value
Federal Farm Credit Banks 1.46%, 11/19/19	2,785,000	2,764,525
Federal Home Loan Banks 3.63%, 05/29/13	1,630,000	1,639,488
4.00%, 09/06/13	150,000	152,535
5.50%, 07/15/36	5,105,000	6,837,029
Federal National Mortgage Association 1. 50%, 10/23/19	1,840,000	1,838,522
1.55%, 10/29/19	6,350,000	6,338,735
1.60%, 12/24/20	4,690,000	4,635,831

Total U.S. Government Sponsored & Agency Obligations (cost $24,201,196)		24,206,665

U.S. Treasury Bonds 7.1%

	Principal	Market
	Amount	Value
U.S. Treasury Bonds 6.88%, 08/15/25	29,215,000	44,283,542
5.50%, 08/15/28	7,845,000	10,875,131
U.S. Treasury Inflation Indexed Bonds 2.38%, 01/15/25	1,195,000	1,959,225
2.00%, 01/15/26	13,080,000	19,749,888
3.88%, 04/15/29	1,725,000	3,925,645

Total U.S. Treasury Bonds (cost $80,590,728)		80,793,431

U.S. Treasury Notes 28.0%

	Principal	Market
	Amount	Value
U.S. Treasury Inflation Indexed Bonds 0.50%, 04/15/15	21,250,000	23,720,076
0.13%, 04/15/17	22,395,000	24,488,373
1.13%, 01/15/21	17,900,000	22,214,515
U.S. Treasury Notes 0.13%, 12/31/13	38,200,000	38,194,041
1.00%, 01/15/14	55,200,000	55,570,889
0.25%, 01/31/14	80,000,000	80,065,599
1.25%, 04/15/14	45,000,000	45,499,230
0.63%, 11/30/17	635,000	632,867
3.63%, 08/15/19	24,390,000	28,246,669

Total U.S. Treasury Notes (cost $315,657,951)		318,632,259

Yankee Dollar 0.2%

	Principal	Market
	Amount	Value
Oil, Gas & Consumable Fuels 0.2%
Suncor Energy, Inc., 6.50%, 06/15/38	2,050,000	2,609,318

Total Yankee Dollar (cost $2,645,455)		2,609,318

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Mutual Fund 2.4%

	Shares	Market Value
Money Market Fund 2.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (e)	27,251,367	$27,251,367

Total Mutual Fund (cost $27,251,367)		27,251,367

Total Investments (cost $1,341,212,393) (f) — 121.1%		1,378,520,818
Liabilities in excess of other assets — (21.1)%		(240,636,341)

NET ASSETS — 100.0%		$1,137,884,477

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2013. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2013 was $78,067,493 which represents 6.86% of net assets.
(c)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2013.
(e)	Represents 7-day effective yield as of March 31, 2013.
(f)	At March 31, 2013, the tax basis cost of the Fund’s investments was $1,341,758,102, tax unrealized appreciation and depreciation were $38,928,562 and $(2,165,846), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
BA	Limited
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
OJSC	Open Joint Stock Company
PLC	Public Limited Company
Reg. S	Regulation S
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

At March 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
158	90 Day Eurodollar	12/14/15	$39,140,550	$46,768

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(433)	U.S. Treasury 10 Year Note	06/19/13	$57,149,234	$(156,809)
(68)	U.S. Treasury 2 Year Note	06/28/13	14,990,813	(4,522)
(486)	U.S. Treasury 5 Year Note	06/28/13	60,290,577	(90,960)
(21)	U.S. Treasury Long Bond Futures	06/19/13	3,033,844	(1,210)
(54)	Ultra Long Term U.S. Treasury Bond Future	06/19/13	8,510,063	22,398

			$143,974,531	$(231,103)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$33,085,941	$—	$33,085,941
Commercial Mortgage Backed Securities	—	151,238,455	—	151,238,455
Corporate Bonds	—	355,112,822	—	355,112,822
Futures Contracts	69,166	—	—	69,166
Mutual Fund	27,251,367	—	—	27,251,367
Sovereign Bonds	—	10,026,883	—	10,026,883
U.S. Government Mortgage Backed Agencies	—	375,563,677	—	375,563,677
U.S. Government Sponsored & Agency Obligations	—	24,206,665	—	24,206,665
U.S. Treasury Bonds	—	80,793,431	—	80,793,431
U.S. Treasury Notes	—	318,632,259	—	318,632,259
Yankee Dollar	—	2,609,318	—	2,609,318

Total Assets	$27,320,533	$1,351,269,451	$—	$1,378,589,984

Liabilities:

Futures Contracts	(253,501)	—	—	(253,501)

Total Liabilities	$(253,501)	$—	$—	$(253,501)

Total	$27,067,032	$1,351,269,451	$—	$1,378,336,483

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Core Plus Bond Fund

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2013

		Fair Value
Assets:
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$69,166

Total		$69,166

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(253,501)

Total		$(253,501)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 92.2%

	Shares	Market Value
BRAZIL 7.6%

Beverages 2.1%
Cia de Bebidas das Americas - Preference Shares, ADR	51,110	$2,163,485

Diversified Financial Services 0.0%†
Grupo BTG Pactual	2,800	46,793

Health Care Providers & Services 0.6%
Fleury SA	66,400	622,680

Household Durables 0.5%
Rossi Residencial SA	316,044	477,018

Metals & Mining 1.5%
Vale SA - Preference Shares, ADR	93,400	1,543,902

Oil, Gas & Consumable Fuels 0.5%
Petroleo Brasileiro SA	63,900	530,616

Transportation Infrastructure 1.2%
Arteris SA	107,900	1,205,682

Water Utilities 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo*	16,200	771,860
Companhia de Saneamento de Minas Gerais-Copasa MG	19,700	477,499

		1,249,359

		7,839,535

CHILE 0.8%

Wireless Telecommunication Services 0.8%
Empresa Nacional de Telecomunicaciones SA	39,050	826,270

CHINA 16.0%

Airlines 0.2%
Air China Ltd., H Shares	168,000	149,671
China Eastern Airlines Corp. Ltd., H Shares*	222,000	96,912

		246,583

Automobiles 1.3%
Great Wall Motor Co., Ltd., H Shares	402,000	1,368,152

Chemicals 0.8%
China BlueChemical Ltd., H Shares	1,286,000	799,617

Commercial Banks 3.7%
Bank of China Ltd., H Shares	3,490,000	1,623,764
China Construction Bank Corp., H Shares	2,617,000	2,145,204

		3,768,968

Communications Equipment 1.1%
AAC Technologies Holdings, Inc.	224,000	1,080,024

Construction & Engineering 1.5%
China Communications Construction Co., Ltd., H Shares	1,665,000	1,554,815

Diversified Telecommunication Services 1.3%
China Telecom Corp., Ltd., H Shares	2,730,000	1,381,911

Health Care Equipment & Supplies 0.6%
Mindray Medical International Ltd., ADR	14,740	588,716

Independent Power Producers & Energy Traders 1.1%
Huaneng Power International, Inc., H Shares	1,018,000	1,086,685

Life Sciences Tools & Services 1.0%
WuXi PharmaTech (Cayman), Inc., ADR*	58,820	1,010,528

Oil, Gas & Consumable Fuels 3.4%
China Petroleum & Chemical Corp., H Shares	1,886,000	2,211,722
CNOOC Ltd.	679,000	1,305,652

		3,517,374

		16,403,373

HONG KONG 2.4%

Media 0.4%
Focus Media Holding Ltd., ADR	16,860	452,017

Pharmaceuticals 0.4%
Sino Biopharmaceutical Ltd.	632,000	442,113

Real Estate Management & Development 1.6%
China Overseas Land & Investment Ltd.	374,000	1,034,364
Shimao Property Holdings Ltd.	299,000	576,495

		1,610,859

		2,504,989

INDIA 6.0%

Auto Components 0.3%
Apollo Tyres Ltd.	223,370	343,607

Automobiles 0.5%
Maruti Suzuki India Ltd.	21,220	501,637

Commercial Banks 1.1%
ICICI Bank Ltd.	59,270	1,151,844

Construction Materials 0.3%
Grasim Industries Ltd., GDR	5,440	281,589

Diversified Financial Services 0.7%
Power Finance Corp., Ltd.	206,380	687,484

Metals & Mining 1.3%
JSW Steel Ltd.	15,510	192,285
NMDC Ltd.	88,040	222,436
Sterlite Industries (India) Ltd.	610,300	1,056,237

		1,470,958

Oil, Gas & Consumable Fuels 1.3%
Cairn India Ltd.	162,420	815,147
Oil & Natural Gas Corp., Ltd.	84,140	483,241

		1,298,388

Pharmaceuticals 0.5%
Wockhardt Ltd.*	12,660	465,980

		6,201,487

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Developing Markets Fund

Common Stocks (continued)

	Shares	Market Value
INDONESIA 2.9%

Commercial Banks 0.4%
Bank Negara Indonesia Persero Tbk PT	819,500	$426,922

Diversified Telecommunication Services 1.7%
Telekomunikasi Indonesia Persero Tbk PT	1,533,000	1,739,894

Food Products 0.8%
Indofood Sukses Makmur Tbk PT	1,119,500	859,471

		3,026,287

MALAYSIA 2.0%

Commercial Banks 1.1%
Malayan Banking Bhd	347,550	1,055,736

Diversified Financial Services 0.9%
AMMB Holdings Bhd	456,300	963,734

		2,019,470

MEXICO 2.9%

Beverages 0.9%
Fomento Economico Mexicano SAB de CV, ADR	8,470	961,345

Commercial Banks 1.4%
Grupo Financiero Banorte SAB de CV, Class O	178,900	1,429,294

Construction & Engineering 0.6%
Empresas ICA SAB de CV*	178,800	596,557

		2,987,196

PERU 0.6%

Commercial Banks 0.6%
Credicorp Ltd.	3,930	652,577

PHILIPPINES 0.9%

Commercial Banks 0.9%
Metropolitan Bank & Trust Co.	333,040	954,820

RUSSIA 10.2%

Commercial Banks 1.9%
Sberbank of Russia, ADR	150,840	1,923,210

Internet Software & Services 0.7%
Mail.ru Group Ltd., GDR, Reg. S	24,080	667,863

Metals & Mining 0.7%
MMC Norilsk Nickel OJSC, ADR	40,960	692,634

Oil, Gas & Consumable Fuels 5.5%
Gazprom OAO, ADR	180,720	1,536,120
LUKOIL OAO, ADR	46,190	2,979,255
Surgutneftegas OAO, ADR	134,850	1,205,766

		5,721,141

Wireless Telecommunication Services 1.4%
Mobile Telesystems OJSC, ADR	69,020	1,431,475

		10,436,323

SOUTH AFRICA 4.2%

Distributors 0.9%
Imperial Holdings Ltd.	39,320	899,717

Diversified Financial Services 0.6%
FirstRand Ltd.	181,420	635,932

Food Products 0.5%
Tiger Brands Ltd.	16,420	525,056

Metals & Mining 0.5%
AngloGold Ashanti Ltd.	23,270	547,551

Real Estate Management & Development 0.4%
Growthpoint Properties Ltd.	153,830	450,524

Wireless Telecommunication Services 1.3%
MTN Group Ltd.	68,480	1,203,349

		4,262,129

SOUTH KOREA 14.4%

Auto Components 0.5%
Hankook Tire Co. Ltd.	11,736	508,346

Automobiles 3.0%
Hyundai Motor Co.	15,090	3,050,367

Chemicals 0.3%
Kukdo Chemical Co., Ltd.	6,200	270,891

Commercial Banks 2.7%
BS Financial Group, Inc.	45,920	626,710
DGB Financial Group, Inc.	65,000	985,448
Hana Financial Group, Inc.	31,430	1,114,313

		2,726,471

Construction & Engineering 0.7%
Daelim Industrial Co., Ltd.	8,829	730,038

Diversified Telecommunication Services 0.8%
KT Corp.	25,000	790,446

Semiconductors & Semiconductor Equipment 3.9%
Samsung Electronics Co., Ltd.	2,993	4,079,551

Textiles, Apparel & Luxury Goods 1.0%
Youngone Corp.	28,080	1,073,740

Tobacco 0.9%
KT&G Corp.	13,864	940,798

Wireless Telecommunication Services 0.6%
SK Telecom Co. Ltd.	3,830	622,415

		14,793,063

TAIWAN 9.6%

Commercial Banks 1.9%
E.Sun Financial Holding Co. Ltd.	1,082,000	656,643
Mega Financial Holding Co. Ltd.	1,635,835	1,328,208

		1,984,851

Construction & Engineering 0.8%
CTCI Corp.	424,000	819,154

Electronic Equipment, Instruments & Components 4.0%
Delta Electronics, Inc.	19,000	79,693
Hon Hai Precision Industry Co., Ltd.	843,500	2,347,476
TPK Holding Co. Ltd.	62,000	1,241,250
Zhen Ding Technology Holding Ltd.	189,000	450,667

		4,119,086

Semiconductors & Semiconductor Equipment 2.9%
King Yuan Electronics Co. Ltd.	136,000	92,393
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	166,770	2,866,776

		2,959,169

		9,882,260

THAILAND 7.4%

Chemicals 1.4%
PTT Global Chemical PCL	575,019	1,369,672

Commercial Banks 2.9%
Bangkok Bank PCL REG	164,200	1,271,344
Siam Commercial Bank PCL	103,300	628,223
Thanachart Capital PCL	668,500	1,026,322

		2,925,889

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Developing Markets Fund

Common Stocks (continued)

	Shares	Market Value
Food & Staples Retailing 0.6%
CP ALL PCL	401,900	$628,855

Oil, Gas & Consumable Fuels 1.1%
PTT PCL	99,500	1,103,747

Real Estate Management & Development 0.3%
Asian Property Development PCL	1,111,100	358,039

Transportation Infrastructure 1.1%
Airports of Thailand PCL	281,000	1,177,992

		7,564,194

TURKEY 4.3%

Aerospace & Defense 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	83,930	487,241

Commercial Banks 2.0%
Turkiye Halk Bankasi AS	80,600	862,031
Turkiye Is Bankasi, Class C	301,430	1,147,078

		2,009,109

Metals & Mining 1.0%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	460,250	412,577
Koza Altin Isletmeleri AS	25,400	594,063

		1,006,640

Transportation Infrastructure 0.3%
TAV Havalimanlari Holding AS	51,420	331,351

Wireless Telecommunication Services 0.5%
Turkcell Iletisim Hizmetleri AS*	80,870	541,974

		4,376,315

Total Common Stocks (cost $84,679,892)		94,730,288

Preferred Stocks 3.5%

	Shares	Market Value
BRAZIL 3.5%

Commercial Banks 1.5%
Itau Unibanco Holding SA - Preference Shares	87,400	1,553,586

Electric Utilities 0.1%
Cia Energetica de Minas Gerais- Preference Shares	5,400	63,360

Food & Staples Retailing 1.5%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Preference Shares	30,300	1,594,207

Metals & Mining 0.4%
Bradespar SA - Preference Shares	27,800	361,266

Total Preferred Stocks (cost $3,665,779)		3,572,419

Exchange Traded Fund 3.5%

	Shares	Market Value
UNITED STATES 3.5%
iShares MSCI Emerging Markets Index Fund	82,850	3,544,323

Total Exchange Traded Fund (cost $3,687,501)		3,544,323

Mutual Fund 1.0%

	Shares	Market Value
Money Market Fund 1.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (a)	1,071,334	$1,071,334

Total Mutual Fund (cost $1,071,334)		1,071,334

Total Investments (cost $93,104,506) (b) — 100.2%		102,918,364
Liabilities in excess of other assets — (0.2)%		(241,051)

NET ASSETS — 100.0%		$102,677,313

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2013.
(b)	At March 31, 2013, the tax basis cost of the Fund’s investments was $93,772,347, tax unrealized appreciation and depreciation were $15,178,672 and $(6,032,655), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AS	Stock Corporation
Bhd	Public Limited Company
GDR	Global Depositary Receipt
Ltd.	Limited
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
REG	Registered Shares
Reg. S	Regulation S
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Developing Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$487,241	$—	$487,241
Airlines	—	246,583	—	246,583
Auto Components	—	851,953	—	851,953
Automobiles	—	4,920,156	—	4,920,156
Beverages	3,124,830	—	—	3,124,830
Chemicals	—	2,440,180	—	2,440,180
Commercial Banks	4,005,081	17,004,610	—	21,009,691
Communications Equipment	—	1,080,024	—	1,080,024
Construction & Engineering	596,557	3,104,007	—	3,700,564
Construction Materials	281,589	—	—	281,589
Distributors	—	899,717	—	899,717
Diversified Financial Services	46,793	2,287,150	—	2,333,943
Diversified Telecommunication Services	—	3,912,251	—	3,912,251
Electronic Equipment, Instruments & Components	—	4,119,086	—	4,119,086
Food & Staples Retailing	—	628,855	—	628,855
Food Products	—	1,384,527	—	1,384,527
Health Care Equipment & Supplies	588,716	—	—	588,716
Health Care Providers & Services	622,680	—	—	622,680
Household Durables	477,018	—	—	477,018
Independent Power Producers & Energy Traders	—	1,086,685	—	1,086,685

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Developing Markets Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Internet Software & Services	$—	$667,863	$—	$667,863
Life Sciences Tools & Services	1,010,528	—	—	1,010,528
Media	452,017	—	—	452,017
Metals & Mining	2,236,536	3,025,149	—	5,261,685
Oil, Gas & Consumable Fuels	5,045,991	7,125,275	—	12,171,266
Pharmaceuticals	—	908,093	—	908,093
Real Estate Management & Development	—	2,419,422	—	2,419,422
Semiconductors & Semiconductor Equipment	2,866,776	4,171,944	—	7,038,720
Textiles, Apparel & Luxury Goods	—	1,073,740	—	1,073,740
Tobacco	—	940,798	—	940,798
Transportation Infrastructure	1,205,682	1,509,343	—	2,715,025
Water Utilities	1,249,359	—	—	1,249,359
Wireless Telecommunication Services	2,257,745	2,367,738	—	4,625,483

Total Common Stocks	$26,067,898	$68,662,390	$—	$94,730,288

Exchange Traded Fund	3,544,323	—	—	3,544,323
Mutual Fund	1,071,334	—	—	1,071,334
Preferred Stocks	3,572,419	—	—	3,572,419

Total	$34,255,974	$68,662,390	$—	$102,918,364

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 92.8%

	Shares	Market Value
BRAZIL 7.6%

Beverages 2.1%
Cia de Bebidas das Americas - Preference Shares, ADR	75,650	$3,202,264

Diversified Financial Services 0.0%†
Grupo BTG Pactual	4,100	68,518

Health Care Providers & Services 0.6%
Fleury SA	97,600	915,264

Household Durables 0.5%
Rossi Residencial SA	454,555	686,078

Metals & Mining 1.5%
Vale SA - Preference Shares, ADR	135,880	2,246,096

Oil, Gas & Consumable Fuels 0.5%
Petroleo Brasileiro SA	93,000	772,258

Transportation Infrastructure 1.2%
Arteris SA	162,100	1,811,317

Water Utilities 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo*	24,100	1,148,261
Companhia de Saneamento de Minas Gerais-Copasa MG	26,300	637,473

		1,785,734

		11,487,529

CHILE 0.6%

Wireless Telecommunication Services 0.6%
Empresa Nacional de Telecomunicaciones SA	39,530	836,426

CHINA 16.1%

Airlines 0.2%
Air China Ltd., H Shares	250,000	222,725
China Eastern Airlines Corp. Ltd., H Shares*	338,000	147,550

		370,275

Automobiles 1.3%
Great Wall Motor Co., Ltd., H Shares	597,000	2,031,808

Chemicals 0.8%
China BlueChemical Ltd., H Shares	1,882,000	1,170,202

Commercial Banks 3.8%
Bank of China Ltd., H Shares	5,187,000	2,413,313
China Construction Bank Corp., H Shares	3,892,000	3,190,347

		5,603,660

Communications Equipment 1.0%
AAC Technologies Holdings, Inc.	326,000	1,571,820

Construction & Engineering 1.6%
China Communications Construction Co., Ltd., H Shares	2,356,000	2,200,086

Diversified Telecommunication Services 1.3%
China Telecom Corp., Ltd., H Shares	3,984,000	2,016,679

Health Care Equipment & Supplies 0.6%
Mindray Medical International Ltd., ADR	21,840	872,290

Independent Power Producers & Energy Traders 1.0%
Huaneng Power International, Inc., H Shares	1,478,000	1,577,722

Life Sciences Tools & Services 1.0%
WuXi PharmaTech (Cayman), Inc., ADR*	84,250	1,447,415

Oil, Gas & Consumable Fuels 3.5%
China Petroleum & Chemical Corp., H Shares	2,742,000	3,215,559
CNOOC Ltd.	1,024,000	1,969,055

		5,184,614

		24,046,571

HONG KONG 2.5%

Media 0.5%
Focus Media Holding Ltd., ADR	25,390	680,706

Pharmaceuticals 0.4%
Sino Biopharmaceutical Ltd.	944,000	660,371

Real Estate Management & Development 1.6%
China Overseas Land & Investment Ltd.	548,000	1,515,593
Shimao Property Holdings Ltd.	438,000	844,498

		2,360,091

		3,701,168

INDIA 6.1%

Auto Components 0.3%
Apollo Tyres Ltd.	332,400	511,326

Automobiles 0.5%
Maruti Suzuki India Ltd.	31,610	747,255

Commercial Banks 1.1%
ICICI Bank Ltd.	88,030	1,710,762

Construction Materials 0.3%
Grasim Industries Ltd., GDR	8,050	416,689

Diversified Financial Services 0.7%
Power Finance Corp., Ltd.	302,650	1,008,174

Metals & Mining 1.4%
JSW Steel Ltd.	22,540	279,439
NMDC Ltd.	129,810	327,969
Sterlite Industries (India) Ltd.	920,430	1,592,975

		2,200,383

Oil, Gas & Consumable Fuels 1.3%
Cairn India Ltd.	237,630	1,192,608
Oil & Natural Gas Corp., Ltd.	134,070	770,004

		1,962,612

Pharmaceuticals 0.5%
Wockhardt Ltd.*	18,770	690,873

		9,248,074

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Market Value
INDONESIA 2.9%

Commercial Banks 0.4%
Bank Negara Indonesia Persero Tbk PT	1,193,000	$621,499

Diversified Telecommunication Services 1.7%
Telekomunikasi Indonesia Persero Tbk PT	2,258,500	2,563,308

Food Products 0.8%
Indofood Sukses Makmur Tbk PT	1,627,500	1,249,476

		4,434,283

MALAYSIA 2.0%

Commercial Banks 1.0%
Malayan Banking Bhd	505,780	1,536,383

Diversified Financial Services 1.0%
AMMB Holdings Bhd	708,500	1,496,396

		3,032,779

MEXICO 3.0%

Beverages 0.9%
Fomento Economico Mexicano SAB de CV, ADR	12,100	1,373,350

Commercial Banks 1.5%
Grupo Financiero Banorte SAB de CV, Class O	276,600	2,209,853

Construction & Engineering 0.6%
Empresas ICA SAB de CV*	267,300	891,833

		4,475,036

PERU 0.6%

Commercial Banks 0.6%
Credicorp Ltd.	5,700	946,485

PHILIPPINES 1.0%

Commercial Banks 1.0%
Metropolitan Bank & Trust Co.	500,750	1,435,642

RUSSIA 10.2%

Commercial Banks 1.9%
Sberbank of Russia, ADR	226,920	2,893,230

Internet Software & Services 0.7%
Mail.ru Group Ltd., GDR, Reg. S	35,750	991,532

Metals & Mining 0.7%
MMC Norilsk Nickel OJSC, ADR	60,670	1,025,930

Oil, Gas & Consumable Fuels 5.6%
Gazprom OAO, ADR	262,620	2,232,270
LUKOIL OAO, ADR	68,680	4,429,859
Surgutneftegas OAO, ADR	199,690	1,785,536

		8,447,665

Wireless Telecommunication Services 1.3%
Mobile Telesystems OJSC, ADR	97,020	2,012,195

		15,370,552

SOUTH AFRICA 4.3%

Distributors 0.9%
Imperial Holdings Ltd.	58,760	1,344,542

Diversified Financial Services 0.7%
FirstRand Ltd.	287,950	1,009,352

Food Products 0.5%
Tiger Brands Ltd.	24,550	785,026

Metals & Mining 0.5%
AngloGold Ashanti Ltd.	34,430	810,150

Real Estate Management & Development 0.4%
Growthpoint Properties Ltd.	223,720	655,212

Wireless Telecommunication Services 1.3%
MTN Group Ltd.	108,680	1,909,752

		6,514,034

SOUTH KOREA 14.6%

Auto Components 0.5%
Hankook Tire Co. Ltd.	16,999	736,313

Automobiles 3.1%
Hyundai Motor Co.	22,909	4,630,939

Chemicals 0.2%
Kukdo Chemical Co., Ltd.	7,790	340,361

Commercial Banks 2.7%
BS Financial Group, Inc.	63,660	868,823
DGB Financial Group, Inc.	97,140	1,472,714
Hana Financial Group, Inc.	48,300	1,712,420

		4,053,957

Construction & Engineering 0.7%
Daelim Industrial Co., Ltd.	12,821	1,060,122

Diversified Telecommunication Services 0.8%
KT Corp.	36,370	1,149,941

Semiconductors & Semiconductor Equipment 4.0%
Samsung Electronics Co., Ltd.	4,512	6,149,994

Textiles, Apparel & Luxury Goods 1.1%
Youngone Corp.	42,120	1,610,611

Tobacco 0.9%
KT&G Corp.	20,425	1,386,021

Wireless Telecommunication Services 0.6%
SK Telecom Co. Ltd.	5,700	926,309

		22,044,568

TAIWAN 9.6%

Commercial Banks 1.9%
E.Sun Financial Holding Co. Ltd.	1,566,000	950,372
Mega Financial Holding Co. Ltd.	2,421,495	1,966,122

		2,916,494

Construction & Engineering 0.7%
CTCI Corp.	572,000	1,105,086

Electronic Equipment, Instruments & Components 4.0%
Delta Electronics, Inc.	27,000	113,247
Hon Hai Precision Industry Co., Ltd.	1,221,200	3,398,620
TPK Holding Co. Ltd.	92,000	1,841,856
Zhen Ding Technology Holding Ltd.	275,000	655,732

		6,009,455

Semiconductors & Semiconductor Equipment 3.0%
King Yuan Electronics Co. Ltd.	202,000	137,231
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	252,620	4,342,537

		4,479,768

		14,510,803

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Market Value
THAILAND 7.4%
Chemicals 1.4%
PTT Global Chemical PCL	879,136	$2,094,066

Commercial Banks 2.7%
Bangkok Bank PCL REG	242,400	1,876,822
Siam Commercial Bank PCL	148,400	902,500
Thanachart Capital PCL	967,400	1,485,212

		4,264,534

Food & Staples Retailing 0.6%
CP ALL PCL	579,900	907,372

Oil, Gas & Consumable Fuels 1.1%
PTT PCL	145,300	1,611,803

Real Estate Management & Development 0.4%
Asian Property Development PCL	1,642,100	529,147

Transportation Infrastructure 1.2%
Airports of Thailand PCL	420,700	1,763,634

		11,170,556

TURKEY 4.3%
Aerospace & Defense 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	120,990	702,386

Commercial Banks 2.0%
Turkiye Halk Bankasi AS	120,720	1,291,121
Turkiye Is Bankasi, Class C	435,210	1,656,173

		2,947,294

Metals & Mining 1.0%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	668,920	599,633
Koza Altin Isletmeleri AS	36,910	863,262

		1,462,895

Transportation Infrastructure 0.3%
TAV Havalimanlari Holding AS	76,640	493,869

Wireless Telecommunication Services 0.5%
Turkcell Iletisim Hizmetleri AS*	119,710	802,271

		6,408,715

Total Common Stocks (cost $123,995,790)		139,663,221

Preferred Stocks 3.5%

	Shares	Market Value
BRAZIL 3.5%
Commercial Banks 1.5%
Itau Unibanco Holding SA - Preference Shares	130,000	2,310,825

Electric Utilities 0.1%
Cia Energetica de Minas Gerais - Preference Shares	8,100	95,039

Food & Staples Retailing 1.6%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Preference Shares	44,900	2,362,375

Metals & Mining 0.3%
Bradespar SA - Preference Shares	40,100	521,107

Total Preferred Stocks (cost $5,414,528)		5,289,346

Exchange Traded Fund 1.9%

	Shares	Market Value
UNITED STATES 1.9%
iShares MSCI Emerging Markets Index Fund	68,560	2,932,997

Total Exchange Traded Fund (cost $3,060,847)		2,932,997

Mutual Fund 1.6%

	Shares	Market Value
Money Market Fund 1.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (a)	2,484,402	$2,484,402

Total Mutual Fund (cost $2,484,402)		2,484,402

Total Investments (cost $134,955,567) (b) — 99.8%		150,369,966
Other assets in excess of liabilities — 0.2%		264,754

NET ASSETS — 100.0%		$150,634,720

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2013.
(b)	At March 31, 2013, the tax basis cost of the Fund’s investments was $135,641,776, tax unrealized appreciation and depreciation were $23,334,672 and $(8,606,482), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AS	Stock Corporation
Bhd	Public Limited Company
GDR	Global Depositary Receipt
Ltd.	Limited
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
REG	Registered Shares
Reg. S	Regulation S
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Emerging Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$702,386	$—	$702,386
Airlines	—	370,275	—	370,275
Auto Components	—	1,247,639	—	1,247,639
Automobiles	—	7,410,002	—	7,410,002
Beverages	4,575,614	—	—	4,575,614
Chemicals	—	3,604,629	—	3,604,629
Commercial Banks	6,049,568	25,090,225	—	31,139,793
Communications Equipment	—	1,571,820	—	1,571,820
Construction & Engineering	891,833	4,365,294	—	5,257,127
Construction Materials	416,689	—	—	416,689
Distributors	—	1,344,542	—	1,344,542
Diversified Financial Services	68,518	3,513,922	—	3,582,440
Diversified Telecommunication Services	—	5,729,928	—	5,729,928
Electronic Equipment, Instruments, and Components	—	6,009,455	—	6,009,455
Food & Staples Retailing	—	907,372	—	907,372
Food Products	—	2,034,502	—	2,034,502
Health Care Equipment & Supplies	872,290	—	—	872,290
Health Care Providers & Services	915,264	—	—	915,264
Household Durables	686,078	—	—	686,078

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Independent Power Producers & Energy Traders	$—	$1,577,722	$—	$1,577,722
Internet Software & Services	—	991,532	—	991,532
Life Sciences Tools & Services	1,447,415	—	—	1,447,415
Media	680,706	—	—	680,706
Metals & Mining	3,272,026	4,473,428	—	7,745,454
Oil, Gas & Consumable Fuels	7,434,387	10,544,565	—	17,978,952
Pharmaceuticals	—	1,351,244	—	1,351,244
Real Estate Management & Development	—	3,544,450	—	3,544,450
Semiconductors & Semiconductor Equipment	4,342,537	6,287,225	—	10,629,762
Textiles, Apparel & Luxury Goods	—	1,610,611	—	1,610,611
Tobacco	—	1,386,021	—	1,386,021
Transportation Infrastructure	1,811,317	2,257,503	—	4,068,820
Water Utilities	1,785,734	—	—	1,785,734
Wireless Telecommunication Services	2,848,621	3,638,332	—	6,486,953

Total Common Stocks	$38,098,597	$101,564,624	$—	$139,663,221

Exchange Traded Fund	2,932,997	—	—	2,932,997
Mutual Fund	2,484,402	—	—	2,484,402
Preferred Stocks	5,289,346	—	—	5,289,346

Total	$48,805,342	$101,564,624	$—	$150,369,966

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities 27.8%

	Principal Amount	Market Value
Automobiles 16.4%
Ally Auto Receivables Trust Series 2010-2, Class A4, 2.09%, 05/15/15	$1,850,000	$1,867,984
Series 2012-4, Class A3, 0.59%, 01/17/17	2,110,000	2,112,600
Series 2012-SN1, Class A3, 0.57%, 08/20/15	1,160,000	1,160,680
Series 2012-2, Class A2, 0.56%, 10/15/14	1,133,457	1,134,100
AmeriCredit Automobile Receivables Trust Series 2012-4, Class A3, 0.67%, 06/08/17	1,470,000	1,471,937
Series 2012-5, Class A2, 0.51%, 01/08/16	615,000	614,921
Bank of America Auto Trust Series 2009-3A, Class A4, 2.67%, 12/15/16 (a)	646,193	649,444
Series 2010-2, Class A4, 1.94%, 06/15/17	3,143,805	3,164,208
Series 2010-1A, Class A4, 2.18%, 02/15/17 (a)	857,290	859,803
BMW Vehicle Lease Trust, Series 2013-1, Class A2, 0.40%, 01/20/15	4,000,000	3,997,343
BMW Vehicle Owner Trust, Series 2011-A, Class A3, 0.76%, 08/25/15	3,084,853	3,092,876
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, 07/20/16	1,800,000	1,800,720
CarMax Auto Owner Trust Series 2010-2, Class A4, 2.04%, 10/15/15	560,000	567,246
Series 2011-3, Class A3, 1.07%, 06/15/16	506,000	509,121
Series 2013-1, Class A2, 0.42%, 03/15/16	3,250,000	3,249,087
Ford Credit Auto Owner Trust Series 2009-E, Class A4, 2.42%, 11/15/14	2,754,863	2,774,910
Series 2010-B, Class A4, 1.58%, 09/15/15	1,000,000	1,009,205
Series 2012-A, Class A3, 0.84%, 08/15/16	2,000,000	2,008,086
Series 2012-B, Class A2, 0.57%, 01/15/15	905,182	905,800
Harley-Davidson Motorcycle Trust Series 2011-2, Class A3, 1.11%, 09/15/16	3,500,000	3,519,891
Series 2012-1, Class A3, 0.68%, 04/15/17	560,000	561,421
Honda Auto Receivables Owner Trust Series 2010-2, Class A4, 1.93%, 08/18/16	2,475,000	2,487,085
Series 2011-1, Class A3, 1.13%, 10/15/14	422,720	423,702
Series 2012-2, Class A2, 0.56%, 11/17/14	1,494,575	1,496,060
Series 2012-3, Class A3, 0.56%, 05/15/16	2,000,000	2,001,626
Huntington Auto Trust, Series 2012-1, Class A2, 0.54%, 11/17/14	1,798,201	1,799,102
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A2, 0.51%, 09/15/15 (a)	3,000,000	2,999,214
Hyundai Auto Receivables Trust Series 2009-A, Class A4, 3.15%, 03/15/16	2,095,652	2,120,243
Series 2011-A, Class A4, 1.78%, 12/15/15	2,110,000	2,140,323
Series 2012-A, Class A3, 0.72%, 03/15/16	640,000	642,006
Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A4, 2.14%, 08/15/16	3,825,000	3,855,244
Series 2011-1, Class A4, 1.22%, 12/15/17	3,000,000	3,026,658
Series 2012-1, Class A3, 0.47%, 10/17/16	1,975,000	1,973,566
Nissan Auto Lease Trust, Series 2012-B, Class A3, 0.58%, 11/16/15	1,800,000	1,802,070
Nissan Auto Receivables Owner Trust Series 2012-A, Class A3, 0.73%, 05/16/16	1,550,000	1,556,290
Series 2012-B, Class A3, 0.46%, 10/17/16	1,600,000	1,599,019
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A4, 1.19%, 12/17/18 (a)	4,300,000	4,331,849
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A3, 0.54%, 12/21/15 (a)	1,400,000	1,400,182
Santander Drive Auto Receivables Trust, Series 2013-2, Class A2, 0.47%, 03/15/16	1,930,000	1,929,288
Toyota Auto Receivables Owner Trust Series 2012-A, Class A3, 0.75%, 02/16/16	1,965,000	1,971,895
Series 2012-B, Class A3, 0.46%, 07/15/16	1,065,000	1,064,216
Series 2011-A, Class A3, 0.98%, 10/15/14	378,104	378,786
USAA Auto Owner Trust Series 2009-2, Class A4, 2.53%, 07/15/15	1,482,417	1,483,903
Series 2012-1, Class A3, 0.43%, 08/15/16	1,200,000	1,197,280

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Automobiles (continued)
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A4, 2.14%, 08/22/16	$589,755	$593,105
Series 2013-1, Class A2, 0.37%, 01/20/16	4,000,000	3,997,168
World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.21%, 05/15/15	1,676,274	1,689,131

		86,990,394

Credit Card 4.1%
American Express Credit Account Master Trust, Series 2012-2, Class A, 0.68%, 03/15/18	3,670,000	3,681,773
BA Credit Card Trust, Series 2006-A7, Class A7, 0.24%, 12/15/16 (b)	2,400,000	2,399,969
Capital One Multi-Asset Execution Trust, Series 2008-A3, Class A3, 5.05%, 02/15/16	2,950,000	2,956,605
Chase Issuance Trust, Series 2008-A11, Class A11, 5.40%, 07/15/15	2,975,000	3,019,592
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4, 4.90%, 06/23/16	4,000,000	4,219,560
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	4,625,000	4,677,624

		20,955,123

Other 6.4%
AEP Texas Central Transition Funding LLC, Series 2002-1, Class A4, 5.96%, 07/15/15	431,330	438,471
CenterPoint Energy Transition Bond Co. LLC Series 2005-A, Class A3, 5.09%, 08/01/15	2,314,787	2,381,143
Series 2009-1, Class A1, 1.83%, 02/15/16	2,475,870	2,515,033
CNH Equipment Trust Series 2009-C, Class A4, 3.00%, 08/17/15	612,935	613,709
Series 2012-C, Class A2, 0.44%, 02/16/16	787,000	787,139
Series 2012-C, Class A3, 0.57%, 12/15/17	825,000	825,367
Series 2013-A, Class A2, 0.44%, 07/15/16	4,000,000	3,999,272
Consumers Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	255,711	256,750
FPL Recovery Funding LLC Series 2007-A, Class A2, 5.04%, 08/01/15	112,008	113,788
Series 2007-A, Class A3, 5.13%, 08/01/17	2,000,000	2,133,610
GE Equipment Midticket LLC, Series 2012-1, Class A3, 0.60%, 05/23/16	1,090,000	1,090,639
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 1.04%, 09/21/15 (a)	1,000,000	1,003,555
GE Equipment Transportation LLC Series 2011-1, Class A3, 1.00%, 10/20/14	1,626,260	1,628,549
Series 2013-1, Class A2, 0.50%, 11/24/15	1,265,000	1,264,470
John Deere Owner Trust Series 2010-A, Class A4, 2.13%, 10/17/16	691,455	693,664
Series 2011-A, Class A3, 1.29%, 01/15/16	1,247,727	1,253,193
Series 2012-B, Class A3, 0.53%, 07/15/16	2,000,000	1,999,408
Massachusetts RRB Special Purpose Trust WMECO-1, Series 2001-1, Class A, 6.53%, 06/01/15	305,902	309,226
Oncor Electric Delivery Transition Bond Co. LLC Series 2003-1, Class A4, 5.42%, 08/15/17	763,436	812,510
Series 2004-1, Class A3, 5.29%, 05/15/18	1,549,857	1,674,230
PSE&G Transition Funding LLC Series 2001-1, Class A6, 6.61%, 06/15/15	602,741	610,860
Series 2001-1, Class A7, 6.75%, 06/15/16	2,515,000	2,646,934
Volvo Financial Equipment LLC, Series 2012-1A, Class A3, 0.91%, 08/17/15 (a)	4,115,000	4,126,012

		33,177,532

Student Loan 0.4%
SLM Private Education Loan Trust, Series 2013-1, Class A1, 0.35%, 02/27/17 (b)	1,921,115	1,921,115

Total Asset-Backed Securities (cost $143,707,971)		143,044,164

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Enhanced Income Fund

Collateralized Mortgage Obligations 18.9%

	Principal	Market
	Amount	Value
Federal Home Loan Mortgage Corp. REMICS Series 3574, Class AC, 1.85%, 08/15/14	$165,249	$165,625
Series 3573, Class LC, 1.85%, 08/15/14	321,091	322,160
Series 3610, Class AB, 1.40%, 12/15/14	362,076	362,825
Series 3612, Class AE, 1.40%, 12/15/14	501,981	503,484
Series 3555, Class JA, 4.00%, 12/15/14	58,199	58,273
Series 3865, Class DA, 1.25%, 12/15/16	356,032	357,719
Series 3818, Class UA, 1.35%, 02/15/17	1,062,755	1,069,620
Series 3827, Class CA, 1.50%, 04/15/17	1,110,587	1,120,292
Series 3758, Class CD, 1.50%, 08/15/17	1,206,996	1,215,907
Series 3440, Class JA, 4.50%, 10/15/17	726,548	749,748
Series 2628, Class DQ, 3.00%, 11/15/17	320,194	323,672
Series 2628, Class GQ, 3.14%, 11/15/17	280,170	283,372
Series 2629, Class AN, 3.50%, 01/15/18	495,711	507,733
Series 2641, Class KJ, 4.00%, 01/15/18	328,708	333,760
Series 2555, Class B, 4.25%, 01/15/18	522,663	548,433
Series 3840, Class BA, 2.00%, 02/15/18	1,631,686	1,664,169
Series 2637, Class A, 3.38%, 03/15/18	426,620	439,459
Series 2643, Class HT, 4.50%, 03/15/18	749,092	773,291
Series 2643, Class NT, 4.50%, 03/15/18	572,989	586,242
Series 2783, Class AE, 4.00%, 04/15/18	194,005	195,873
Series 3887, Class BY, 1.00%, 08/15/18	1,902,068	1,908,221
Series 3728, Class CA, 1.50%, 10/15/18	1,300,917	1,317,812
Series 3772, Class HC, 3.00%, 10/15/18	2,794,520	2,895,385
Series 2695, Class DG, 4.00%, 10/15/18	510,410	539,612
Series 3756, Class DA, 1.20%, 11/15/18	434,515	437,720
Series 3636, Class EB, 2.00%, 11/15/18	643,912	657,168
Series 2877, Class GP, 4.00%, 11/15/18	307,171	310,578
Series 3649, Class EA, 2.25%, 12/15/18	1,223,369	1,253,898
Series 2920, Class HC, 4.50%, 12/15/18	388,705	391,924
Series 3659, Class DE, 2.00%, 03/15/19	954,521	977,103
Series 2930, Class KC, 4.50%, 06/15/19	611,286	623,818
Series 2838, Class FB, 0.50%, 08/15/19 (b)	530,775	531,958
Series 2854, Class DL, 4.00%, 09/15/19	1,112,959	1,191,177
Series 3073, Class LB, 5.00%, 10/15/19	128,049	128,752
Series 3683, Class AD, 2.25%, 06/15/20	545,318	554,524
Series 3846, Class CK, 1.50%, 09/15/20	2,199,419	2,219,702
Series 3815, Class BD, 3.00%, 10/15/20	3,018,707	3,143,203
Series 3799, Class GK, 2.75%, 01/15/21	1,460,323	1,517,048
Series 3277, Class A, 4.00%, 01/15/21	471,056	479,468
Series 3815, Class DE, 3.00%, 10/15/21	1,322,640	1,362,109
Series 3872, Class ND, 2.00%, 12/15/21	1,042,082	1,068,686
Series 3609, Class LC, 3.50%, 12/15/24	1,802,683	1,891,965
Series 3639, Class AB, 2.75%, 02/15/25	1,243,033	1,292,184
Series 3745, Class PB, 2.50%, 03/15/25	775,529	796,732
Series 3943, Class LB, 3.00%, 07/15/25	846,971	880,991
Series 3845, Class ME, 3.00%, 09/15/25	1,496,310	1,543,794
Series 3943, Class CA, 3.00%, 10/15/25	1,126,116	1,172,367
Series 3919, Class AF, 0.55%, 03/15/30 (b)	648,036	650,199
Series 2763, Class FA, 0.55%, 04/15/32 (b)	913,074	913,905
Series 2763, Class FC, 0.55%, 04/15/32 (b)	2,895,112	2,897,747
Series 2650, Class FX, 0.60%, 12/15/32 (b)	1,476,619	1,481,465
Series 2990, Class WF, 0.60%, 02/15/35 (b)	229,209	229,770
Series 3260, Class PF, 0.50%, 01/15/37 (b)	1,460,110	1,463,403
Series 3411, Class FL, 0.90%, 02/15/38 (b)	776,782	783,660

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal	Market
	Amount	Value
Federal National Mortgage Association REMICS Series 2002-7, Class QG, 5.50%, 03/25/17	$432,412	$459,061
Series 2002-16, Class XU, 5.50%, 04/25/17	1,584,473	1,671,959
Series 2002-89, Class CB, 5.00%, 01/25/18	1,430,236	1,528,402
Series 2003-49, Class TK, 3.50%, 03/25/18	754,135	781,933
Series 2003-35, Class FY, 0.60%, 05/25/18 (b)	790,879	795,070
Series 2011-69, Class AB, 1.50%, 05/25/18	1,686,681	1,705,808
Series 2004-76, Class CW, 4.00%, 05/25/18	234,732	234,940
Series 2003-57, Class NB, 3.00%, 06/25/18	67,666	70,114
Series 2010-30, Class DB, 2.00%, 08/25/18	1,074,873	1,095,518
Series 2003-112, Class AN, 4.00%, 11/25/18	3,226,818	3,408,270
Series 2010-12, Class AC, 2.50%, 12/25/18	1,901,927	1,960,609
Series 2003-120, Class BL, 3.50%, 12/25/18	1,580,318	1,662,296
Series 2008-15, Class JM, 4.00%, 02/25/19	300,102	307,242
Series 2008-18, Class MD, 4.00%, 03/25/19	893,440	947,342
Series 2009-47, Class EC, 3.50%, 08/25/19	726,282	762,181
Series 2011-122, Class EC, 1.50%, 01/25/20	1,833,977	1,859,276
Series 2011-38, Class AH, 2.75%, 05/25/20	590,787	610,573
Series 2010-60, Class D, 2.50%, 06/25/20	1,075,457	1,106,746
Series 2008-70, Class BA, 4.00%, 06/25/21	192,163	193,227
Series 2007-36, Class AB, 5.00%, 11/25/21	1,021,814	1,079,142
Series 2011-47, Class MA, 2.50%, 01/25/22	737,813	764,442
Series 2008-15, Class EL, 4.25%, 06/25/22	1,087,594	1,119,375
Series 2008-51, Class CD, 4.50%, 11/25/22	474,756	490,301
Series 2009-88, Class EA, 4.50%, 05/25/23	447,520	456,156
Series 2009-44, Class A, 4.50%, 12/25/23	440,928	459,398
Series 2009-76, Class MA, 4.00%, 09/25/24	203,869	213,300
Series 2010-2, Class QF, 0.75%, 06/25/27 (b)	1,074,283	1,080,152
Series 2011-124, Class CG, 3.00%, 09/25/29	616,794	635,121
Series 2005-110, Class GJ, 5.50%, 11/25/30	62,264	62,578
Series 2003-14, Class AN, 3.50%, 03/25/33	133,369	143,837
Series 2004-60, Class FW, 0.65%, 04/25/34 (b)	1,894,702	1,903,225
Series 2005-66, Class PF, 0.45%, 07/25/35 (b)	813,502	815,456
Series 2006-27, Class BF, 0.50%, 04/25/36 (b)	917,650	918,631
Series 2007-2, Class HF, 0.55%, 08/25/36 (b)	483,398	484,075
Series 2008-47, Class PF, 0.70%, 06/25/38 (b)	3,250,317	3,268,959
Series 2009-34, Class GA, 4.00%, 05/25/39	1,323,616	1,416,170
Series 2010-15, Class FD, 0.94%, 03/25/40 (b)	564,656	569,842
Series 2010-123, Class FL, 0.63%, 11/25/40 (b)	854,871	858,457
Government National Mortgage Association Series 2010-47, Class TA, 3.00%, 11/16/30	429,374	434,894
Series 2004-26, Class GC, 5.00%, 06/16/31	445,014	449,583
Series 2003-102, Class MU, 4.25%, 01/20/33	1,156,399	1,191,588
Series 2004-88, Class EF, 0.60%, 06/17/34 (b)	1,638,362	1,644,943
Series 2005-54, Class CM, 4.75%, 07/20/35	336,984	338,371
Series 2006-33, Class NA, 5.00%, 01/20/36	251,181	270,711
Series 2010-67, Class DA, 2.50%, 04/20/36	1,177,395	1,203,212
Series 2009-57, Class BA, 2.25%, 06/16/39	313,277	317,717
Series 2010-4, Class JC, 3.00%, 08/16/39	1,740,323	1,786,284
Series 2009-81, Class WA, 2.00%, 08/20/39	453,187	454,219

Total Collateralized Mortgage Obligations (cost $96,896,043)		97,080,411

Commercial Mortgage Backed Securities 7.3%

	Principal	Market
	Amount	Value
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-1, Class A3, 4.88%, 11/10/42	95,038	95,129
Series 2005-3, Class A2, 4.50%, 07/10/43	541,113	542,055
Series 2005-5, Class ASB, 5.05%, 10/10/45 (b)	536,079	554,887
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1 0.69%, 09/10/45	2,005,233	2,005,090
Commercial Mortgage Pass Through Certificates Series 2012-CR1, Class A1, 1.12%, 05/15/45	1,531,178	1,543,651
Series 2012-CR2, Class A1, 0.82%, 08/15/45	2,502,714	2,508,588
Series 2012-CR3, Class A1, 0.67%, 11/15/45	1,116,340	1,114,726
Series 2012-LC4, Class A1, 1.16%, 12/10/44	449,019	452,590

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Enhanced Income Fund

Commercial Mortgage Backed Securities (continued)

	Principal	Market
	Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38 (b)	$241,626	$242,806
FDIC Commercial Mortgage Trust, Series 2012-C1, Class A 0.84%, 05/25/35 (a)(b)	3,182,744	3,185,230
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A1 1.14%, 05/10/45	3,135,994	3,162,246
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3, 4.70%, 07/15/42	575,493	575,514
Series 2012-C8, Class A1, 0.71%, 10/15/45	1,417,749	1,415,294
Series 2012-CBX, Class A1, 0.96%, 06/15/45	1,510,280	1,516,232
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A1, 0.92%, 08/15/45	1,557,116	1,561,701
Series 2012-C6, Class A1, 0.66%, 11/15/45	1,116,773	1,114,518
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A1 0.73%, 08/10/49	3,649,286	3,649,669
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class A2, 4.38%, 10/15/41	92,967	92,954
Series 2005-C20, Class APB, 5.09%, 07/15/42 (b)	1,029,273	1,040,723
Series 2006-C23, Class A4, 5.42%, 01/15/45 (b)	4,955,441	5,424,750
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1 0.69%, 10/15/45	3,348,047	3,344,143
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class A1, 0.86%, 08/15/45	706,995	708,630
Series 2012-C9, Class A1, 0.67%, 11/15/45	1,933,049	1,929,585

Total Commercial Mortgage Backed Securities (cost $37,913,937)		37,780,711

Corporate Bonds 32.9%

	Principal	Market
	Amount	Value
Aerospace & Defense 0.2%
United Technologies Corp., 0.79%, 06/01/15 (b)	1,110,000	1,120,864

Beverages 0.9%
Anheuser-Busch InBev Worldwide, Inc., 1.50%, 07/14/14	400,000	404,605
Heineken NV, 0.80%, 10/01/15 (a)	1,045,000	1,045,103
PepsiCo, Inc., 3.75%, 03/01/14	1,600,000	1,648,158
SABMiller PLC, 5.50%, 08/15/13 (a)	990,000	1,007,959

		4,105,825

Capital Markets 1.8%
Goldman Sachs Group, Inc. (The) 5.15%, 01/15/14	2,975,000	3,079,178
3.30%, 05/03/15	1,975,000	2,058,989
Morgan Stanley 0.61%, 01/09/14 (b)	2,000,000	1,995,404
2.88%, 01/24/14	500,000	508,208
6.00%, 05/13/14	440,000	463,759
UBS AG, 2.25%, 08/12/13	1,290,000	1,296,089

		9,401,627

Chemicals 0.6%
Dow Chemical Co. (The), 5.90%, 02/15/15	1,840,000	2,011,121
Ecolab, Inc., 1.00%, 08/09/15	1,010,000	1,012,669

		3,023,790

Commercial Banks 5.6%
Bank of New York Mellon Corp. (The), 0.70%, 10/23/15	1,920,000	1,922,540
Bank of Nova Scotia 2.38%, 12/17/13	470,000	476,542
0.75%, 10/09/15	545,000	544,783
BNP Paribas SA, 0.70%, 04/08/13 (b)	3,500,000	3,500,207
Canadian Imperial Bank of Commerce 1.45%, 09/13/13	1,000,000	1,005,130
0.90%, 10/01/15	200,000	200,661
Capital One Financial Corp., 0.94%, 11/06/15 (b)	975,000	981,037
Credit Suisse New York, 5.50%, 05/01/14	2,225,000	2,340,798
Royal Bank of Canada, 2.10%, 07/29/13	3,000,000	3,014,850
US Bancorp 2.00%, 06/14/13	1,660,000	1,666,013
4.20%, 05/15/14	2,500,000	2,606,135
Wells Fargo & Co., 1.20%, 06/26/15 (b)	6,495,000	6,579,896
Westpac Banking Corp. 0.86%, 04/08/13 (a)(b)	1,025,000	1,025,124
1.13%, 09/25/15	2,775,000	2,795,990

		28,659,706

Communications Equipment 0.5%
Cisco Systems, Inc., 1.63%, 03/14/14	2,400,000	2,429,460

Computers & Peripherals 0.3%
Hewlett-Packard Co., 1.25%, 09/13/13	1,600,000	1,603,142

Consumer Finance 3.6%
American Express Co., 4.88%, 07/15/13	931,000	942,640
American Express Credit Corp. 5.88%, 05/02/13	2,372,000	2,382,328
Series C, 7.30%, 08/20/13	975,000	999,958
1.75%, 06/12/15	260,000	265,663

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Enhanced Income Fund

Corporate Bonds (continued)

	Principal	Market
	Amount	Value
American Honda Finance Corp. 0.74%, 05/08/14 (a)(b)	$640,000	$642,859
0.68%, 06/18/14 (a)(b)	655,000	657,247
1.00%, 08/11/15 (a)	990,000	993,546
Ford Motor Credit Co. LLC, 7.00%, 10/01/13	4,925,000	5,071,405
John Deere Capital Corp. 1.60%, 03/03/14	2,350,000	2,376,809
0.45%, 04/25/14 (b)	650,000	650,967
PACCAR Financial Corp., 0.53%, 06/05/14 (b)	1,300,000	1,303,493
Toyota Motor Credit Corp., 1.38%, 08/12/13	2,000,000	2,008,326

		18,295,241

Diversified Financial Services 5.4%
Bank of America Corp. 4.90%, 05/01/13	3,325,000	3,336,390
7.38%, 05/15/14	350,000	374,563
4.50%, 04/01/15	945,000	1,001,344
3.70%, 09/01/15	340,000	358,341
Citigroup, Inc. 5.85%, 07/02/13	2,750,000	2,785,456
6.50%, 08/19/13	870,000	889,538
6.00%, 12/13/13	997,000	1,032,970
2.25%, 08/07/15	2,175,000	2,226,302
General Electric Capital Corp. 1.88%, 09/16/13	3,150,000	3,169,889
2.10%, 01/07/14	980,000	992,843
1.34%, 07/02/15 (b)	2,665,000	2,701,857
2.25%, 11/09/15	550,000	568,806
0.88%, 12/11/15 (b)	225,000	226,873
Harley-Davidson Financial Services, Inc., 1.15%, 09/15/15 (a)	280,000	280,973
JPMorgan Chase & Co. 2.05%, 01/24/14	2,550,000	2,584,160
3.70%, 01/20/15	4,850,000	5,091,869

		27,622,174

Diversified Telecommunication Services 1.5%
AT&T, Inc., 5.10%, 09/15/14	4,575,000	4,865,161
Verizon Communications, Inc., 5.25%, 04/15/13	2,800,000	2,804,561

		7,669,722

Electric Utilities 1.1%
AEP Texas Central Transition Funding LLC Series A-2, Class A2, 4.98%, 07/01/13	177,268	179,398
Series A-3, Class A3, 5.09%, 07/01/15	4,640,000	4,877,350
Alabama Power Co., 0.55%, 10/15/15	590,000	589,763
NextEra Energy Capital Holdings, Inc., 1.20%, 06/01/15	140,000	141,059

		5,787,570

Food & Staples Retailing 0.1%
Walgreen Co., 1.00%, 03/13/15	655,000	656,309

Food Products 0.2%
Campbell Soup Co., 0.60%, 08/01/14 (b)	1,130,000	1,132,999

Gas Utilities 1.0%
Enterprise Products Operating LLC
Series M, 5.65%, 04/01/13	3,000,000	3,000,000
Series G, 5.60%, 10/15/14	673,000	721,422
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	1,550,000	1,658,857

		5,380,279

Health Care Providers & Services 1.0%
Medtronic, Inc., 4.50%, 03/15/14	2,050,000	2,126,694
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,920,000	1,925,820
WellPoint, Inc., 1.25%, 09/10/15	1,020,000	1,028,433

		5,080,947

Household Products 0.1%
Kimberly-Clark Corp., 5.00%, 08/15/13	607,000	617,204

Industrial Conglomerates 0.1%
General Electric Co., 0.85%, 10/09/15	675,000	677,252

Insurance 1.1%
Metropolitan Life Global Funding I, 5.13%, 04/10/13 (a)	3,000,000	3,002,823
Prudential Financial, Inc. 4.75%, 04/01/14	1,100,000	1,144,150
4.75%, 09/17/15	1,400,000	1,525,245

		5,672,218

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Enhanced Income Fund

Corporate Bonds (continued)

	Principal	Market
	Amount	Value
Media 3.1%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.75%, 10/01/14	$4,700,000	$4,971,913
NBCUniversal Media LLC, 2.10%, 04/01/14	4,510,000	4,572,464
Time Warner Cable, Inc. 6.20%, 07/01/13	2,400,000	2,431,990
8.25%, 02/14/14	2,530,000	2,691,310
Viacom, Inc., 4.38%, 09/15/14	1,000,000	1,051,491

		15,719,168

Metals & Mining 0.3%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	890,000	935,314
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	770,000	837,677

		1,772,991

Multiline Retail 0.4%
Wal-Mart Stores, Inc., 4.25%, 04/15/13	2,250,000	2,252,984

Office Electronics 0.7%
Xerox Corp., 8.25%, 05/15/14	3,530,000	3,809,036

Oil, Gas & Consumable Fuels 0.7%
Apache Corp., 5.25%, 04/15/13	1,070,000	1,071,669
Occidental Petroleum Corp., 1.45%, 12/13/13	2,025,000	2,041,647
Phillips 66, 1.95%, 03/05/15	310,000	316,810

		3,430,126

Pharmaceuticals 1.7%
AbbVie, Inc., 1.06%, 11/06/15 (a)(b)	2,655,000	2,693,381
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	4,560,000	4,584,191
Novartis Capital Corp., 1.90%, 04/24/13	1,600,000	1,601,307

		8,878,879

Real Estate Investment Trusts (REITs) 0.2%
Simon Property Group LP, 6.75%, 05/15/14	800,000	841,492

Specialty Retail 0.2%
AutoZone, Inc., 5.75%, 01/15/15	806,000	874,899

Wireless Telecommunication Services 0.5%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 02/01/14	2,275,000	2,364,530

Total Corporate Bonds (cost $168,301,506)		168,880,434

Municipal Bond 0.8%

	Principal	Market
	Amount	Value
Louisiana 0.8%
Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 02/01/19	3,841,898	4,226,126

Total Municipal Bond (cost $4,224,102)		4,226,126

U.S. Government Mortgage Backed Agencies 0.4%

	Principal	Market
	Amount	Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00678 6.50%, 06/01/14	5,694	5,837
Pool# B17493 4.00%, 12/01/14	456,694	464,551
Pool# E00991 6.00%, 07/01/16	14,458	15,220
Federal National Mortgage Association Pool
Pool# 253845 6.00%, 06/01/16	19,743	20,922
Pool# 254089 6.00%, 12/01/16	35,080	37,173
Pool# 545415 6.00%, 01/01/17	29,514	31,275
Pool# 254195 5.50%, 02/01/17	66,204	70,962
Pool# 625178 5.50%, 02/01/17	56,682	60,755
Pool# AE0705 4.00%, 01/01/26	1,136,939	1,216,819

Total U.S. Government Mortgage Backed Agencies (cost $1,886,278)		1,923,514

U.S. Government Sponsored & Agency Obligations 6.7%

	Principal	Market
	Amount	Value
Federal Home Loan Banks 1.88%, 06/21/13	$3,800,000	$3,815,181
0.50%, 12/13/13	4,500,000	4,507,290
Federal Home Loan Mortgage Corp. 3.75%, 06/28/13	4,500,000	4,541,153
4.13%, 09/27/13	7,500,000	7,648,417
Federal National Mortgage Association 1.75%, 05/07/13	5,000,000	5,008,280
1.25%, 08/20/13	4,500,000	4,519,197
1.00%, 09/23/13	4,500,000	4,518,284

Total U.S. Government Sponsored & Agency Obligations (cost $34,526,092)		34,557,802

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Enhanced Income Fund

U.S. Treasury Note 1.6%

	Principal	Market
	Amount	Value
U.S. Treasury Note, 1.00%, 07/15/13	8,130,000	8,151,276

Total U.S. Treasury Note (cost $8,148,265)		8,151,276

Mutual Fund 4.1%

		Market
	Shares	Value
Money Market Fund 4.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (c)	21,212,703	21,212,703

Total Mutual Fund (cost $21,212,703)		21,212,703

Total Investments (cost $516,816,897) (d) — 100.5%		516,857,141
Liabilities in excess of other assets — (0.5)%		(2,471,802)

NET ASSETS — 100.0%		$514,385,339

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2013 was $29,904,304 which represents 5.81% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2013. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of March 31, 2013.
(d)	At March 31, 2013, the tax basis cost of the Fund’s investments was $516,816,897, tax unrealized appreciation and depreciation were $1,244,006 and $(1,203,762), respectively.

AG	Stock Corporation
FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Enhanced Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quotedprices in active markets for identical assets
Level2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$143,044,164	$—	$143,044,164
Collateralized Mortgage Obligations	—	97,080,411	—	97,080,411
Commercial Mortgage Backed Securities	—	37,780,711	—	37,780,711
Corporate Bonds	—	168,880,434	—	168,880,434
Municipal Bond	—	4,226,126	—	4,226,126
Mutual Fund	21,212,703	—	—	21,212,703
U.S. Government Mortgage Backed Agencies	—	1,923,514	—	1,923,514
U.S. Government Sponsored & Agency Obligations	—	34,557,802	—	34,557,802
U.S. Treasury Note	—	8,151,276	—	8,151,276

Total	$21,212,703	$495,644,438	$—	$516,857,141

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 7.8%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2468, Class TE, 5.50%, 07/15/17	$1,274,521	$1,363,111
Series 2517, Class BH, 5.50%, 10/15/17	2,425,188	2,603,344
Series 2509, Class LK, 5.50%, 10/15/17	3,959,092	4,246,895
Series 2985, Class JR, 4.50%, 06/15/25	16,627,016	18,188,709
Series 2922, Class GA, 5.50%, 05/15/34	4,222,742	4,613,903
Federal National Mortgage Association REMICS
Series 2003-64, Class HQ, 5.00%, 07/25/23	6,000,000	6,682,452
Series 1993-149, Class M, 7.00%, 08/25/23	1,351,685	1,560,878
Series 2005-109, Class AG, 5.50%, 04/25/24	3,236,587	3,273,423
Series 2005-40, Class YG, 5.00%, 05/25/25	16,073,678	17,885,166
Series 2003-66, Class AP, 3.50%, 11/25/32	469,344	483,666

Total Collateralized Mortgage Obligations (cost $55,556,937)		60,901,547

Sovereign Bond 7.7%

	Principal Amount	Market Value
ISRAEL 7.7%
Israel Government AID Bond, 5.50%, 12/04/23	46,000,000	59,860,076

Total Sovereign Bond (cost $56,820,052)		59,860,076

U.S. Government Mortgage Backed Agencies 38.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool TBA 3.50%, 04/15/43	97,000,000	102,073,556
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 847558 2.85%, 06/01/35 (a)	5,979,983	6,386,868
Pool# 1G2082 5.27%, 07/01/37 (a)	2,040,427	2,177,088
Federal National Mortgage Association Pool
Pool# 555505 4.66%, 05/01/13	15,275,304	15,197,906
Pool# 383661 6.62%, 06/01/16	9,443,814	10,525,574
Pool# 462260 5.60%, 09/01/18	9,413,036	9,855,867
Pool# 874142 5.56%, 12/01/21	11,235,907	13,111,366
Pool# AK2659 2.50%, 02/01/27	9,456,593	9,827,111
Pool# AK3900 2.50%, 03/01/27	10,895,350	11,315,431
Pool# AK8393 2.50%, 03/01/27	2,771,287	2,879,869
Pool# AK9461 2.50%, 03/01/27	14,287,614	14,838,486
Pool# 745684 2.70%, 04/01/34 (a)	11,379,386	12,087,798
Pool# 790760 2.62%, 09/01/34 (a)	3,429,891	3,645,393
Pool# 799144 2.12%, 04/01/35 (a)	1,482,245	1,566,132
Pool# 822705 2.83%, 04/01/35 (a)	1,409,520	1,500,598
Pool# 821377 2.61%, 05/01/35 (a)	2,732,618	2,903,685
Pool# 815217 2.61%, 05/01/35 (a)	1,969,088	2,080,637
Pool# 783609 2.87%, 05/01/35 (a)	2,450,593	2,618,183
Pool# 826181 2.70%, 07/01/35 (a)	7,526,136	8,118,322
Pool# 873932 6.31%, 08/01/36	7,776,909	9,321,156
Pool# 745866 2.26%, 09/01/36 (a)	12,768,827	13,602,198
Pool# AP4507 3.00%, 09/01/42	11,619,206	11,993,895
Government National Mortgage Association I Pool
Pool# 711052 3.50%, 12/15/24	167,133	178,666
Pool# 748484 3.50%, 08/15/25	815,476	871,752
Pool# 682492 3.50%, 10/15/25	2,120,743	2,267,094
Pool# 719433 3.50%, 10/15/25	1,345,305	1,438,144
Pool# 682497 3.50%, 11/15/25	2,629,416	2,810,870
Pool# 705178 3.50%, 11/15/25	1,150,745	1,230,157

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Government Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 707690 3.50%, 11/15/25	$731,103	$781,556
Pool# 733504 3.50%, 11/15/25	2,852,049	3,048,867
Pool# 740930 3.50%, 11/15/25	821,000	877,657
Pool# 742371 3.50%, 11/15/25	896,844	958,734
Pool# 749618 3.50%, 11/15/25	3,287,976	3,514,876
Pool# 750403 3.50%, 11/15/25	722,917	772,805
Pool# 682502 3.50%, 12/15/25	2,409,878	2,576,182
Pool# 755650 3.50%, 12/15/25	9,537,108	10,195,257

Total U.S. Government Mortgage Backed Agencies (cost $289,069,241)		299,149,736

U.S. Government Sponsored & Agency Obligations 31.8%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17 (b)	25,000,000	29,160,500
Federal Home Loan Bank 1.63%, 06/14/19	15,000,000	15,308,340
Federal Home Loan Mortgage Corp.
0.63%, 03/06/15	20,000,000	20,075,700
1.00%, 07/28/17	25,000,000	25,233,525
Federal National Mortgage Association
2.25%, 03/15/16	50,000,000	52,633,400
6.09%, 09/27/27	35,000,000	48,463,765
Lightship Tankers III LLC 6.50%, 06/14/24	5,511,000	6,573,918
Private Export Funding Corp.
5.45%, 09/15/17	30,000,000	35,887,140
2.25%, 12/15/17	13,000,000	13,789,516
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	10,000	10,116

Total U.S. Government Sponsored & Agency Obligations (cost $238,091,650)		247,135,920

U.S. Treasury Bond 1.3%

	Principal Amount	Market Value
U.S. Treasury Bond, 3.00%, 05/15/42	$10,000,000	$9,790,620

Total U.S. Treasury Bond (cost $10,767,025)		9,790,620

U.S. Treasury Notes 9.2%

	Principal Amount	Market Value
U.S. Treasury Notes
1.25%, 01/31/19	40,000,000	40,665,640
2.00%, 11/15/21	30,000,000	30,937,500

Total U.S. Treasury Notes (cost $70,842,071)		71,603,140

Mutual Fund 16.6%

	Shares	Market Value
Money Market Fund 16.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (c)	128,668,530	128,668,530

Total Mutual Fund (cost $128,668,530)		128,668,530

Total Investments (cost $849,815,506) (d) — 112.9%		877,109,569
Liabilities in excess of other assets — (12.9)%		(99,896,430)

NET ASSETS — 100.0%		$777,213,139

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2013. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2013 was $29,160,500 which represents 3.75% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2013.
(d)	At March 31, 2013, the tax basis cost of the Fund’s investments was $849,907,195, tax unrealized appreciation and depreciation were $28,459,757 and $(1,257,383), respectively.

AID	Agency for International Development
LLC	Limited Liability Company
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$60,901,547	$—	$60,901,547
Mutual Fund	128,668,530	—	—	128,668,530
Sovereign Bond	—	59,860,076	—	59,860,076
U.S. Government Mortgage Backed Agencies	—	299,149,736	—	299,149,736
U.S. Government Sponsored & Agency Obligations	—	247,135,920	—	247,135,920
U.S. Treasury Bond	—	9,790,620	—	9,790,620
U.S. Treasury Notes	—	71,603,140	—	71,603,140

Total	$128,668,530	$748,441,039	$—	$877,109,569

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2013 (Unaudited)

NVIT International Equity Fund

Common Stocks 90.0%

	Shares	Market Value
AUSTRALIA 5.1%
Biotechnology 1.1%
CSL Ltd.	17,836	$1,102,471

Commercial Services & Supplies 2.0%
Brambles Ltd.	211,710	1,877,120

Energy Equipment & Services 1.1%
WorleyParsons Ltd.	42,682	1,103,745

Metals & Mining 0.9%
BHP Billiton Ltd.	24,397	834,015

		4,917,351

BELGIUM 1.9%
Beverages 1.9%
Anheuser-Busch InBev NV	19,055	1,894,399

BRAZIL 1.9%
Commercial Banks 1.9%
Banco Bradesco SA-Preference Shares, ADR	108,999	1,855,158

CANADA 8.5%
Chemicals 2.1%
Agrium, Inc.	10,027	977,777
Potash Corp. of Saskatchewan, Inc.	26,197	1,028,951

		2,006,728

Information Technology Services 1.3%
CGI Group, Inc., Class A *	45,964	1,249,265

Insurance 1.0%
Fairfax Financial Holdings Ltd.	2,557	998,434

Oil, Gas & Consumable Fuels 3.2%
Canadian Natural Resources Ltd.	15,390	493,431
Cenovus Energy, Inc.	30,350	939,914
Suncor Energy, Inc.	55,942	1,676,306

		3,109,651

Road & Rail 0.9%
Canadian National Railway Co.	8,611	865,465

		8,229,543

CHINA 3.7%
Commercial Banks 1.1%
Industrial & Commercial Bank of China Ltd., H Shares	1,542,260	1,084,667

Internet Software & Services 1.7%
Baidu, Inc., ADR *	18,487	1,621,310

Oil, Gas & Consumable Fuels 0.9%
CNOOC Ltd.	446,000	857,616

		3,563,593

DENMARK 0.9%
Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	5,360	863,936

FRANCE 4.5%
Electrical Equipment 1.1%
Schneider Electric SA	15,044	1,100,138

Hotels, Restaurants & Leisure 0.5%
Sodexo	5,418	505,026

Media 2.4%
Eutelsat Communications SA	20,897	737,202
Publicis Groupe SA	23,556	1,581,044

		2,318,246

Personal Products 0.5%
L’Oreal SA	3,053	484,369

		4,407,779

GERMANY 7.3%
Air Freight & Logistics 0.7%
Deutsche Post AG REG	30,471	703,203

Diversified Financial Services 0.8%
Deutsche Boerse AG	12,168	738,146

Health Care Providers & Services 0.9%
Fresenius Medical Care AG & Co. KGaA	12,907	872,683

Insurance 0.7%
Allianz SE REG	5,222	711,875

Software 2.4%
SAP AG	28,544	2,295,714

Textiles, Apparel & Luxury Goods 1.8%
Adidas AG	16,791	1,745,412

		7,067,033

HONG KONG 2.9%
Hotels, Restaurants & Leisure 1.0%
Galaxy Entertainment Group Ltd. *	252,000	1,056,737

Industrial Conglomerates 1.1%
Hutchison Whampoa Ltd.	98,000	1,024,607

Wireless Telecommunication Services 0.8%
China Mobile Ltd.	72,500	768,963

		2,850,307

IRELAND 0.5%
Pharmaceuticals 0.5%
Shire PLC	17,019	518,304

ISRAEL 1.8%
Pharmaceuticals 1.8%
Teva Pharmaceutical Industries Ltd., ADR	43,071	1,709,057

JAPAN 4.8%
Auto Components 0.8%
Denso Corp.	18,100	769,041

Automobiles 1.3%
Toyota Motor Corp.	23,600	1,216,952

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Electronic Equipment, Instruments & Components 1.2%
Keyence Corp.	3,730	$1,146,001

Machinery 1.5%
FANUC Corp.	6,900	1,062,398
Komatsu Ltd.	19,400	463,995

		1,526,393

		4,658,387

MEXICO 2.7%
Beverages 0.7%
Fomento Economico Mexicano SAB de CV, ADR	6,379	724,017

Media 1.4%
Grupo Televisa SAB, ADR	48,608	1,293,459

Wireless Telecommunication Services 0.6%
America Movil SAB de CV Series L, ADR	28,765	602,914

		2,620,390

NETHERLANDS 2.3%
Food Products 1.2%
Unilever NV, CVA	30,203	1,237,524

Oil, Gas & Consumable Fuels 1.1%
Royal Dutch Shell PLC, Class B	30,737	1,022,161

		2,259,685

RUSSIA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Gazprom OAO, ADR	49,600	424,137

SINGAPORE 3.6%
Commercial Banks 0.9%
United Overseas Bank Ltd.	54,627	900,578

Industrial Conglomerates 1.3%
Keppel Corp., Ltd.	139,048	1,259,582

Semiconductors & Semiconductor Equipment 1.4%
Avago Technologies Ltd.	37,094	1,332,416

		3,492,576

SOUTH KOREA 2.8%
Auto Components 1.6%
Hyundai Mobis	5,507	1,545,953

Internet Software & Services 1.2%
NHN Corp.	4,713	1,139,374

		2,685,327

SPAIN 1.4%
Information Technology Services 1.4%
Amadeus IT Holding SA, Class A	48,561	1,316,394

SWEDEN 4.7%
Commercial Banks 1.1%
Swedbank AB, Class A	45,951	1,046,966

Communications Equipment 0.9%
Telefonaktiebolaget LM Ericsson, Class B	67,580	846,622

Diversified Financial Services 1.9%
Investment AB Kinnevik, Class B	28,259	686,008
Investor AB, Class B	41,517	1,200,944

		1,886,952

Machinery 0.8%
Volvo AB, Class B	56,510	825,037

		4,605,577

SWITZERLAND 9.9%
Capital Markets 1.6%
Julius Baer Group Ltd. *	26,213	1,021,587
UBS AG REG	32,113	493,809

		1,515,396

Chemicals 1.5%
Syngenta AG REG	3,547	1,484,271

Electrical Equipment 1.3%
ABB Ltd. REG*	56,632	1,285,639

Food Products 1.6%
Nestle SA REG	21,073	1,525,150

Media 0.9%
Informa PLC	110,102	882,975

Pharmaceuticals 3.0%
Novartis AG REG	15,589	1,111,059
Roche Holding AG	7,958	1,855,194

		2,966,253

		9,659,684

TAIWAN 1.0%
Semiconductors & Semiconductor Equipment 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	302,000	1,011,475

TURKEY 1.1%
Commercial Banks 1.1%
Akbank TAS	197,133	1,035,809

UNITED KINGDOM 16.3%
Health Care Equipment & Supplies 0.8%
Smith & Nephew PLC	69,535	804,267

Hotels, Restaurants & Leisure 2.4%
Compass Group PLC	183,962	2,354,575

Media 5.1%
British Sky Broadcasting Group PLC	77,804	1,045,755
Reed Elsevier PLC	216,628	2,577,354
WPP PLC	85,124	1,360,370

		4,983,479

Multiline Retail 1.0%
Next PLC	15,311	1,017,207

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Multi-Utilities 0.9%
Centrica PLC	147,819	$827,443

Oil, Gas & Consumable Fuels 1.4%
BG Group PLC	78,901	1,357,732

Specialty Retail 1.0%
Kingfisher PLC	228,512	1,001,645

Tobacco 3.7%
British American Tobacco PLC	35,723	1,915,558
Imperial Tobacco Group PLC	47,287	1,653,876

		3,569,434

		15,915,782

Total Common Stocks (cost $77,591,418)		87,561,683

Preferred Stock 1.0%

	Shares	Market Value
GERMANY 1.0%
Automobiles 1.0%
Volkswagen AG	5,014	998,649

Total Preferred Stock (cost $770,566)		998,649

Mutual Fund 8.5%

	Shares	Market Value
Money Market Fund 8.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (a)	8,279,819	8,279,819

Total Mutual Fund (cost $8,279,819)		8,279,819

Total Investments (cost $86,641,803) (b) — 99.5%		96,840,151
Other assets in excess of liabilities — 0.5%		460,906

NET ASSETS — 100.0%		$97,301,057

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2013.
(b)	At March 31, 2013, the tax basis cost of the Fund’s investments was $87,179,246, tax unrealized appreciation and depreciation were $13,174,040 and $(3,513,135), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CVA	Dutch Certificate
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SAB	Public Traded Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
TAS	Joint Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Air Freight & Logistics	$—	$703,203	$—	$703,203
Auto Components	—	2,314,994	—	2,314,994
Automobiles	—	1,216,952	—	1,216,952
Beverages	724,017	1,894,399	—	2,618,416
Biotechnology	—	1,102,471	—	1,102,471
Capital Markets	—	1,515,396	—	1,515,396
Chemicals	2,006,728	1,484,271	—	3,490,999
Commercial Banks	1,855,158	4,068,020	—	5,923,178
Commercial Services & Supplies	—	1,877,120	—	1,877,120
Communications Equipment	—	846,622	—	846,622
Diversified Financial Services	—	2,625,098	—	2,625,098
Electrical Equipment	—	2,385,777	—	2,385,777
Electronic Equipment, Instruments & Components	—	1,146,001	—	1,146,001
Energy Equipment & Services	—	1,103,745	—	1,103,745
Food Products	—	2,762,674	—	2,762,674
Health Care Equipment & Supplies	—	804,267	—	804,267
Health Care Providers & Services	—	872,683	—	872,683
Hotels, Restaurants & Leisure	—	3,916,338	—	3,916,338
Industrial Conglomerates	—	2,284,189	—	2,284,189
Information Technology Services	1,249,265	1,316,394	—	2,565,659
Insurance	998,434	711,875	—	1,710,309

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Equity Fund

Internet Software & Services	1,621,310	1,139,374	—	2,760,684
Machinery	—	2,351,430	—	2,351,430
Media	1,293,459	8,184,700	—	9,478,159
Metals & Mining	—	834,015	—	834,015
Multiline Retail	—	1,017,207	—	1,017,207
Multi-Utilities	—	827,443	—	827,443
Oil, Gas & Consumable Fuels	3,109,651	3,661,646	—	6,771,297
Personal Products	—	484,369	—	484,369
Pharmaceuticals	1,709,057	4,348,493	—	6,057,550
Road & Rail	865,465	—	—	865,465
Semiconductors & Semiconductor Equipment	1,332,416	1,011,475	—	2,343,891
Software	—	2,295,714	—	2,295,714
Specialty Retail	—	1,001,645	—	1,001,645
Textiles, Apparel & Luxury Goods	—	1,745,412	—	1,745,412
Tobacco	—	3,569,434	—	3,569,434
Wireless Telecommunication Services	602,914	768,963	—	1,371,877

Total Common Stocks	$17,367,874	$70,193,809	$—	$87,561,683

Mutual Fund	8,279,819	—	—	8,279,819
Preferred Stock	—	998,649	—	998,649

Total	$25,647,693	$71,192,458	$—	$96,840,151

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks 98.5%

	Shares	Market Value
AUSTRALIA 9.1%
Air Freight & Logistics 0.0% †
Toll Holdings Ltd. (a)	95,549	$592,088

Airlines 0.0% †
Qantas Airways Ltd. *	158,600	295,719

Beverages 0.1%
Coca-Cola Amatil Ltd.	78,519	1,193,939
Treasury Wine Estates Ltd. (a)	83,457	496,124

		1,690,063

Biotechnology 0.3%
CSL Ltd.	67,870	4,195,152

Capital Markets 0.1%
Macquarie Group Ltd.	43,491	1,691,877

Chemicals 0.1%
Incitec Pivot Ltd.	217,904	704,303
Orica Ltd.	50,197	1,283,150

		1,987,453

Commercial Banks 3.2%
Australia & New Zealand Banking Group Ltd.	367,615	10,963,876
Bendigo and Adelaide Bank Ltd. (a)	51,885	556,836
Commonwealth Bank of Australia	216,909	15,406,986
National Australia Bank Ltd.	314,086	10,134,345
Westpac Banking Corp.	416,154	13,392,515

		50,454,558

Commercial Services & Supplies 0.1%
Brambles Ltd.	205,501	1,822,067

Construction & Engineering 0.0% †
Leighton Holdings Ltd.	20,796	447,858

Construction Materials 0.0% †
Boral Ltd.	101,630	521,659

Containers & Packaging 0.1%
Amcor Ltd.	165,949	1,607,804

Diversified Financial Services 0.1%
ASX Ltd.	23,527	888,914

Diversified Telecommunication Services 0.2%
Telstra Corp. Ltd.	586,678	2,758,623

Electric Utilities 0.0% †
SP AusNet	218,957	273,231

Energy Equipment & Services 0.1%
WorleyParsons Ltd.	27,986	723,711

Food & Staples Retailing 0.8%
Metcash Ltd. (a)	117,854	509,320
Wesfarmers Ltd.	135,548	5,691,750
Woolworths Ltd. (a)	165,453	5,841,100

		12,042,170

Gas Utilities 0.1%
APA Group	108,606	675,739

Health Care Equipment & Supplies 0.0% †
Cochlear Ltd.	7,825	555,885

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	18,429	620,288
Sonic Healthcare Ltd.	48,528	706,123

		1,326,411

Hotels, Restaurants & Leisure 0.2%
Crown Ltd.	55,064	707,992
Echo Entertainment Group Ltd.	99,549	362,322
Flight Centre Ltd. (a)	6,547	229,857
Tabcorp Holdings Ltd.	103,073	347,586
Tatts Group Ltd.	185,504	613,467

		2,261,224

Information Technology Services 0.0% †
Computershare Ltd. (a)	56,313	600,528

Insurance 0.5%
AMP Ltd.	398,171	2,169,280
Insurance Australia Group Ltd.	273,387	1,630,934
QBE Insurance Group Ltd. (a)	162,536	2,297,852
Suncorp Group Ltd.	171,807	2,120,376

		8,218,442

Metals & Mining 1.4%
Alumina Ltd. *(a)	341,642	396,666
BHP Billiton Ltd.	432,551	14,786,815
Fortescue Metals Group Ltd.	191,654	793,455
Iluka Resources Ltd. (a)	53,872	529,488
Newcrest Mining Ltd.	102,553	2,146,864
OZ Minerals Ltd. (a)	40,109	223,901
Rio Tinto Ltd. (a)	59,083	3,543,926

		22,421,115

Multiline Retail 0.0% †
Harvey Norman Holdings Ltd. (a)	78,522	224,102

Multi-Utilities 0.1%
AGL Energy Ltd.	74,538	1,233,846

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.	17,460	389,885
Origin Energy Ltd. (a)	149,850	2,085,539
Santos Ltd.	131,335	1,705,922
Whitehaven Coal Ltd.	64,281	142,922
Woodside Petroleum Ltd.	89,042	3,337,394

		7,661,662

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Professional Services 0.0% †
ALS Ltd. (a)	46,695	$512,195

Real Estate Investment Trusts (REITs) 0.7%
BGP Holdings PLC *(b)	848,508	0
CFS Retail Property Trust Group	267,337	560,418
Dexus Property Group	643,917	699,730
Federation Centres Ltd.	187,115	460,456
Goodman Group	227,774	1,138,542
GPT Group	196,714	761,291
Mirvac Group	457,447	774,026
Stockland	297,499	1,135,365
Westfield Group	287,443	3,256,751
Westfield Retail Trust	399,017	1,256,225

		10,042,804

Real Estate Management & Development 0.1%
Lend Lease Group	74,806	798,010

Road & Rail 0.1%
Asciano Ltd.	136,590	796,898
Aurizon Holdings Ltd.	245,755	1,033,783

		1,830,681

Transportation Infrastructure 0.1%
Sydney Airport	20,746	70,905
Transurban Group	180,487	1,200,096

		1,271,001

		141,626,592

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG *	29,317	820,407
Raiffeisen Bank International AG	7,039	240,015

		1,060,422

Diversified Telecommunication Services 0.0% †
Telekom Austria AG	32,812	215,495

Electric Utilities 0.0% †
Verbund AG (a)	9,942	216,014

Insurance 0.0% †
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,833	234,573

Machinery 0.1%
Andritz AG (a)	9,813	660,532

Metals & Mining 0.0% †
Voestalpine AG	15,531	477,949

Oil, Gas & Consumable Fuels 0.1%
OMV AG	20,112	857,549

Real Estate Investment Trusts (REITs) 0.0% †
Immoeast AG *(b)	51,561	0

Real Estate Management & Development 0.0% †
IMMOFINANZ AG *	127,873	485,102

		4,207,636

BELGIUM 1.2%
Beverages 0.7%
Anheuser-Busch InBev NV	107,890	10,726,144

Chemicals 0.1%
Solvay SA	8,153	1,106,332
Umicore SA	15,429	725,715

		1,832,047

Commercial Banks 0.1%
KBC Groep NV	32,204	1,116,646

Diversified Financial Services 0.0% †
Groupe Bruxelles Lambert SA	10,912	835,835

Diversified Telecommunication Services 0.0% †
Belgacom SA	21,334	531,108

Food & Staples Retailing 0.1%
Colruyt SA	10,422	503,783
Delhaize Group SA	14,212	775,827

		1,279,610

Insurance 0.1%
Ageas	30,374	1,030,929

Media 0.0% †
Telenet Group Holding NV	7,396	366,384

Pharmaceuticals 0.1%
UCB SA	15,098	965,815

		18,684,518

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	46,400	1,690,973

CHINA 0.0% †
Machinery 0.0% †
Yangzijiang Shipbuilding Holdings Ltd. (a)	269,200	211,589

DENMARK 1.1%
Beverages 0.1%
Carlsberg A/S, Class B	14,711	1,434,236

Chemicals 0.1%
Novozymes A/S, Class B	33,542	1,138,964

Commercial Banks 0.1%
Danske Bank A/S *	89,702	1,608,294

Diversified Telecommunication Services 0.0% †
TDC A/S	84,827	652,905

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)
Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	15,211	$819,635
William Demant Holding A/S *	3,371	282,531

		1,102,166

Insurance 0.0% †
Tryg A/S	3,315	268,139

Marine 0.1%
AP Moeller - Maersk A/S, Class A	77	577,692
AP Moeller - Maersk A/S, Class B	181	1,420,588

		1,998,280

Pharmaceuticals 0.6%
Novo Nordisk A/S, Class B	54,681	8,813,600

Road & Rail 0.0% †
DSV A/S	25,282	611,829

		17,628,413

FINLAND 0.8%
Auto Components 0.1%
Nokian Renkaat OYJ	15,407	687,359

Communications Equipment 0.1%
Nokia OYJ (a)	498,141	1,620,415

Diversified Financial Services 0.0% †
Pohjola Bank PLC, Class A (a)	18,544	271,209

Diversified Telecommunication Services 0.0% †
Elisa OYJ (a)	19,941	371,089

Electric Utilities 0.1%
Fortum OYJ	61,082	1,232,113

Food & Staples Retailing 0.0% †
Kesko OYJ, Class B	8,697	272,360

Insurance 0.2%
Sampo OYJ, Class A	56,062	2,162,258

Machinery 0.2%
Kone OYJ, Class B	20,473	1,614,231
Metso OYJ *	17,922	765,769
Wartsila OYJ Abp	22,838	1,029,486

		3,409,486

Oil, Gas & Consumable Fuels 0.0% †
Neste Oil OYJ *	17,530	247,737

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	73,781	477,655
UPM-Kymmene OYJ	70,870	792,659

		1,270,314

Pharmaceuticals 0.0% †
Orion OYJ, Class B (a)	13,412	352,912

		11,897,252

FRANCE 8.8%
Aerospace & Defense 0.4%
European Aeronautic Defence and Space Co. NV	60,972	3,107,645
Safran SA	31,543	1,407,801
Thales SA	12,495	528,781
Zodiac Aerospace (a)	4,525	527,489

		5,571,716

Auto Components 0.1%
Cie Generale des Etablissements Michelin	24,760	2,074,410

Automobiles 0.1%
Peugeot SA *	32,275	234,079
Renault SA	25,340	1,589,772

		1,823,851

Beverages 0.3%
Pernod-Ricard SA	28,654	3,571,368
Remy Cointreau SA	2,857	330,188

		3,901,556

Building Products 0.1%
Compagnie de Saint-Gobain (a)	54,262	2,014,939

Chemicals 0.4%
Air Liquide SA	42,116	5,122,558
Arkema SA	8,492	773,874

		5,896,432

Commercial Banks 0.7%
BNP Paribas SA	134,902	6,936,333
Credit Agricole SA *	137,403	1,134,224
Natixis	124,214	472,554
Societe Generale SA *	94,534	3,112,341

		11,655,452

Commercial Services & Supplies 0.1%
Edenred	23,009	754,083
Societe BIC SA	4,078	473,800

		1,227,883

Construction & Engineering 0.2%
Bouygues SA	26,510	719,981
Vinci SA	62,065	2,801,475

		3,521,456

Construction Materials 0.1%
Imerys SA	4,669	304,232
Lafarge SA	24,617	1,638,954

		1,943,186

Diversified Financial Services 0.0% †
Eurazeo	3,935	199,817
Wendel SA	4,287	453,959

		653,776

Diversified Telecommunication Services 0.4%
France Telecom SA	249,540	2,528,548
Iliad SA	3,040	646,678
Vivendi SA	177,360	3,669,229

		6,844,455

Electric Utilities 0.0% †
Electricite de France SA	32,079	615,354

Electrical Equipment 0.5%
Alstom SA	28,350	1,156,344
Legrand SA	32,599	1,422,215
Schneider Electric SA	71,029	5,194,209

		7,772,768

Energy Equipment & Services 0.1%
Compagnie Generale de Geophysique-Veritas *	21,116	476,251

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Technip SA	13,738	$1,409,105

		1,885,356

Food & Staples Retailing 0.2%
Carrefour SA	81,598	2,235,233
Casino Guichard Perrachon SA	7,848	825,212

		3,060,445

Food Products 0.4%
Danone SA	77,921	5,425,544

Health Care Equipment & Supplies 0.2%
Cie Generale d’Optique Essilor International SA	26,985	3,002,790

Hotels, Restaurants & Leisure 0.1%
Accor SA	19,742	686,609
Sodexo	12,964	1,208,408

		1,895,017

Information Technology Services 0.1%
AtoS	7,263	500,478
Cap Gemini SA	20,100	915,949

		1,416,427

Insurance 0.3%
AXA SA	240,026	4,147,970
CNP Assurances	20,196	277,548
SCOR SE	22,440	645,526

		5,071,044

Machinery 0.0% †
Vallourec SA	14,442	694,742

Media 0.2%
Eutelsat Communications SA	17,771	626,923
JCDecaux SA (a)	9,562	262,311
Lagardere SCA	16,613	612,316
Publicis Groupe SA	24,366	1,635,411

		3,136,961

Multiline Retail 0.1%
PPR	10,134	2,228,749

Multi-Utilities 0.3%
GDF Suez	178,163	3,422,678
Suez Environnement Co.	38,052	485,207
Veolia Environnement SA	44,671	566,045

		4,473,930

Oil, Gas & Consumable Fuels 0.9%
Total SA	286,945	13,742,914

Personal Products 0.3%
L’Oreal SA	32,787	5,201,767

Pharmaceuticals 1.1%
Sanofi	160,285	16,346,722

Professional Services 0.1%
Bureau Veritas SA	7,598	945,905

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	3,324	260,498
Gecina SA	2,989	347,310
ICADE	3,272	286,400
Klepierre	12,723	500,320
Unibail-Rodamco SE	12,374	2,882,055

		4,276,583

Software 0.1%
Dassault Systemes SA	8,515	985,183

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	7,497	1,244,417
LVMH Moet Hennessy Louis Vuitton SA	34,282	5,889,985

		7,134,402

Trading Companies & Distributors 0.0% †
Rexel SA	18,742	409,236

Transportation Infrastructure 0.1%
Aeroports de Paris	3,808	323,145
Groupe Eurotunnel SA REG	73,002	581,978

		905,123

		137,756,074

GERMANY 7.7%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	123,114	2,841,197

Airlines 0.0% †
Deutsche Lufthansa AG REG	32,167	629,165

Auto Components 0.1%
Continental AG	14,837	1,778,366

Automobiles 0.7%
Bayerische Motoren Werke AG	44,956	3,890,407
Daimler AG REG (a)	122,691	6,691,236
Volkswagen AG	3,944	743,856

		11,325,499

Capital Markets 0.3%
Deutsche Bank AG REG	125,316	4,899,392

Chemicals 1.1%
BASF SE	124,072	10,893,836
K+S AG REG	23,688	1,104,336
Lanxess AG	11,342	806,267
Linde AG	25,125	4,680,223

		17,484,662

Commercial Banks 0.1%
Commerzbank AG *(a)	522,487	769,703

Construction & Engineering 0.0% †
Hochtief AG *	3,901	254,363

Construction Materials 0.1%
HeidelbergCement AG	19,337	1,394,332

Diversified Financial Services 0.1%
Deutsche Boerse AG	25,426	1,542,415

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG REG	381,533	4,039,023

Food & Staples Retailing 0.0% †
Metro AG	18,386	523,350

Food Products 0.0% †
Suedzucker AG	10,747	454,234

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Health Care Providers & Services 0.3%
Celesio AG	12,373	$232,797
Fresenius Medical Care AG & Co. KGaA	28,910	1,954,696
Fresenius SE & Co. KGaA	17,045	2,106,031

		4,293,524

Household Products 0.1%
Henkel AG & Co. KGaA	17,863	1,411,902

Industrial Conglomerates 0.8%
Siemens AG REG	112,591	12,137,157

Insurance 0.9%
Allianz SE REG	61,375	8,366,776
Hannover Rueckversicherung SE REG	8,528	671,415
Muenchener Rueckversicherungs AG REG	24,348	4,563,478

		13,601,669

Internet Software & Services 0.0% †
United Internet AG REG	12,941	315,062

Machinery 0.1%
GEA Group AG	23,472	775,257
MAN SE	5,685	612,535

		1,387,792

Media 0.1%
Axel Springer AG (a)	5,166	224,440
Kabel Deutschland Holding AG	12,172	1,123,757

		1,348,197

Metals & Mining 0.1%
Salzgitter AG	5,752	231,168
ThyssenKrupp AG *	53,064	1,081,835

		1,313,003

Multi-Utilities 0.4%
E.ON SE	244,325	4,275,136
RWE AG - Non Voting Preference Shares	65,733	2,453,867

		6,729,003

Personal Products 0.1%
Beiersdorf AG	13,861	1,281,094

Pharmaceuticals 0.8%
Bayer AG REG	111,327	11,505,195
Merck KGaA	8,886	1,342,168

		12,847,363

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	149,436	1,182,392

Software 0.6%
SAP AG	123,819	9,958,416

Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	28,149	2,926,067
Hugo Boss AG	3,207	360,138

		3,286,205

Trading Companies & Distributors 0.1%
Brenntag AG	7,081	1,107,235

Transportation Infrastructure 0.0% †
Fraport AG Frankfurt Airport Services Worldwide	5,156	289,447

		120,425,162

GREECE 0.1%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA *	27,385	734,210

Hotels, Restaurants & Leisure 0.0% †
OPAP SA	32,603	256,806

		991,016

GUERNSEY, CHANNEL ISLANDS 0.0% †
Insurance 0.0% †
Resolution Ltd.	186,297	773,915

HONG KONG 3.0%
Airlines 0.0% †
Cathay Pacific Airways Ltd.	158,000	270,967

Commercial Banks 0.3%
Bank of East Asia Ltd.	171,940	680,241
BOC Hong Kong Holdings Ltd.	486,500	1,627,162
Hang Seng Bank Ltd.	100,600	1,616,378
Wing Hang Bank Ltd.	23,500	250,175

		4,173,956

Distributors 0.1%
Li & Fung Ltd.	803,600	1,110,883

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	290,000	393,113
Hong Kong Exchanges and Clearing Ltd.	141,200	2,412,800

		2,805,913

Diversified Telecommunication Services 0.0% †
HKT Trust/HKT Ltd.	279,000	279,545
PCCW Ltd.	560,000	260,167

		539,712

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	70,000	481,034
CLP Holdings Ltd.	236,000	2,068,864
Power Assets Holdings Ltd.	184,000	1,738,991

		4,288,889

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	695,384	2,031,637

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd. *	281,000	1,178,346
Shangri-La Asia Ltd.	204,833	402,201
SJM Holdings Ltd.	261,000	653,363

		2,233,910

Industrial Conglomerates 0.2%
Hopewell Holdings Ltd.	76,011	308,562
Hutchison Whampoa Ltd.	288,000	3,011,089
NWS Holdings Ltd.	186,500	332,440

		3,652,091

Insurance 0.5%
AIA Group Ltd.	1,626,400	7,150,838

Marine 0.0% †
Orient Overseas International Ltd.	29,500	199,804

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	311,000	1,696,217

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Real Estate Management & Development 0.9%
Cheung Kong Holdings Ltd.	189,000	$2,799,895
Hang Lung Properties Ltd.	308,000	1,153,108
Henderson Land Development Co., Ltd.	128,000	878,007
Hysan Development Co., Ltd.	80,000	404,998
Kerry Properties Ltd.	95,500	425,107
New World Development Co., Ltd.	488,195	829,712
Sino Land Co., Ltd.	415,000	706,317
Sun Hung Kai Properties Ltd.	212,000	2,860,831
Swire Pacific Ltd., Class A	93,500	1,194,434
Swire Properties Ltd.	152,200	541,305
Wharf Holdings Ltd.	200,500	1,793,104
Wheelock & Co., Ltd.	129,000	688,779

		14,275,597

Road & Rail 0.1%
MTR Corp., Ltd.	194,000	772,060

Semiconductors & Semiconductor Equipment 0.0% †
ASM Pacific Technology Ltd.	26,300	289,526

Textiles, Apparel & Luxury Goods 0.0% †
Yue Yuen Industrial Holdings Ltd.	105,500	344,700

Trading Companies & Distributors 0.0% †
Noble Group Ltd.	547,945	539,863

		46,376,563

IRELAND 0.6%
Airlines 0.0% †
Ryanair Holdings PLC	5,422	41,417
Ryanair Holdings PLC, ADR	3,400	142,052

		183,469

Biotechnology 0.1%
Elan Corp. PLC *	68,072	788,779

Commercial Banks 0.0% †
Irish Bank Resolution Corp., Ltd. *(b)	62,537	0

Construction Materials 0.2%
CRH PLC	99,320	2,193,139
James Hardie Industries PLC, CDI	61,038	640,303

		2,833,442

Food Products 0.1%
Kerry Group PLC, Class A	20,528	1,223,197

Pharmaceuticals 0.1%
Shire PLC	75,481	2,298,731

Professional Services 0.1%
Experian PLC	135,377	2,346,353

		9,673,971

ISRAEL 0.5%
Chemicals 0.1%
Israel Chemicals Ltd.	59,751	774,262
Israel Corp., Ltd. (The)	346	263,099

		1,037,361

Commercial Banks 0.1%
Bank Hapoalim BM *	136,070	618,171
Bank Leumi Le-Israel BM *	168,795	596,938
Mizrahi Tefahot Bank Ltd. *	16,479	176,054

		1,391,163

Diversified Telecommunication Services 0.0% †
Bezeq The Israeli Telecommunication Corp., Ltd.	263,240	365,349

Oil, Gas & Consumable Fuels 0.0% †
Delek Group Ltd.	589	165,953

Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd.	120,079	4,773,152

Semiconductors & Semiconductor Equipment 0.0% †
Mellanox Technologies Ltd. *	4,620	255,661

Software 0.0% †
NICE Systems Ltd. *	7,152	263,009

		8,251,648

ITALY 1.9%
Aerospace & Defense 0.0% †
Finmeccanica SpA *	56,661	273,333

Auto Components 0.0% †
Pirelli & C. SpA (a)	34,398	361,886

Automobiles 0.0% †
Fiat SpA *	119,192	636,704

Capital Markets 0.0% †
Mediobanca SpA	72,338	369,771

Commercial Banks 0.4%
Banca Monte dei Paschi di Siena SpA *(a)	810,654	193,489
Banco Popolare Societa Cooperativa *	246,904	312,790
Intesa Sanpaolo SpA	1,353,643	1,994,462
Intesa Sanpaolo SpA - RSP	120,408	152,562
UniCredit SpA *	547,755	2,351,206
Unione di Banche Italiane SCPA	121,452	449,895

		5,454,404

Diversified Financial Services 0.0% †
Exor SpA	8,738	244,922

Diversified Telecommunication Services 0.1%
Telecom Italia SpA	1,291,540	910,929
Telecom Italia SpA - RSP	801,681	494,262

		1,405,191

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)
Electric Utilities 0.2%
Enel SpA	891,473	$2,923,079
Terna Rete Elettrica Nazionale SpA	177,453	736,531

		3,659,610

Electrical Equipment 0.0% †
Prysmian SpA	28,885	595,946

Energy Equipment & Services 0.1%
Saipem SpA	36,414	1,119,196

Gas Utilities 0.1%
Snam SpA	232,501	1,062,114

Independent Power Producers & Energy Traders 0.0% †
Enel Green Power SpA	246,990	464,169

Insurance 0.2%
Assicurazioni Generali SpA	157,265	2,462,220

Machinery 0.1%
Fiat Industrial SpA	117,689	1,327,238

Oil, Gas & Consumable Fuels 0.5%
Eni SpA	343,107	7,681,613

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	21,894	1,099,290

Transportation Infrastructure 0.1%
Atlantia SpA	44,330	702,111

		28,919,718

JAPAN 21.2%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd. (a)	50,700	919,625

Airlines 0.0% †
All Nippon Airways Co., Ltd. (a)	147,000	303,369
Japan Airlines Co., Ltd.	7,693	358,856

		662,225

Auto Components 0.6%
Aisin Seiki Co., Ltd.	25,800	951,027
Bridgestone Corp.	87,500	2,944,203
Denso Corp.	65,300	2,774,497
Koito Manufacturing Co., Ltd.	12,000	207,199
NGK Spark Plug Co., Ltd.	26,000	398,754
NHK Spring Co., Ltd. (a)	19,600	205,206
NOK Corp. (a)	15,100	218,450
Stanley Electric Co., Ltd.	20,300	352,182
Sumitomo Rubber Industries Ltd.	24,100	404,600
Toyoda Gosei Co., Ltd.	8,700	209,393
Toyota Boshoku Corp. (a)	9,900	140,170
Toyota Industries Corp.	22,100	814,139

		9,619,820

Automobiles 2.4%
Daihatsu Motor Co., Ltd. (a)	27,000	561,845
Fuji Heavy Industries Ltd.	79,000	1,253,093
Honda Motor Co., Ltd.	219,700	8,460,754
Isuzu Motors Ltd.	161,000	975,739
Mazda Motor Corp. *	364,900	1,073,338
Mitsubishi Motors Corp. *	538,000	562,518
Nissan Motor Co., Ltd.	336,000	3,259,345
Suzuki Motor Corp.	50,100	1,122,805
Toyota Motor Corp.	371,600	19,161,843
Yamaha Motor Co., Ltd. (a)	39,200	530,819

		36,962,099

Beverages 0.2%
Asahi Group Holdings Ltd.	53,200	1,272,151
Coca-Cola West Co., Ltd.	8,200	142,840
Kirin Holdings Co., Ltd.	115,000	1,849,017

		3,264,008

Building Products 0.2%
Asahi Glass Co., Ltd.	137,000	954,255
Daikin Industries Ltd. (a)	32,000	1,259,352
LIXIL Group Corp.	35,900	716,266
TOTO Ltd.	34,000	305,465

		3,235,338

Capital Markets 0.3%
Daiwa Securities Group, Inc.	226,400	1,604,872
Nomura Holdings, Inc.	488,800	3,039,232
SBI Holdings, Inc. (a)	31,390	278,757

		4,922,861

Chemicals 0.9%
Air Water, Inc.	22,000	306,821
Asahi Kasei Corp.	172,000	1,162,413
Daicel Corp.	41,000	320,916
Denki Kagaku Kogyo KK	64,000	231,377
Hitachi Chemical Co., Ltd. (a)	14,100	216,129
JSR Corp.	24,600	504,228
Kaneka Corp.	35,000	202,453
Kansai Paint Co., Ltd.	32,000	355,404
Kuraray Co., Ltd.	47,400	668,404
Mitsubishi Chemical Holdings Corp. (a)	181,500	865,119
Mitsubishi Gas Chemical Co., Inc.	55,000	364,267
Mitsui Chemicals, Inc. (a)	128,000	279,320
Nitto Denko Corp.	22,700	1,366,818
Shin-Etsu Chemical Co., Ltd.	55,500	3,680,911
Showa Denko KK (a)	188,000	283,257
Sumitomo Chemical Co., Ltd.	205,000	645,377
Taiyo Nippon Sanso Corp. (a)	27,000	188,023
Teijin Ltd. (a)	132,000	306,265
Toray Industries, Inc. (a)	202,000	1,372,038

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Chemicals (continued)
Ube Industries Ltd.	142,000	$280,530

		13,600,070

Commercial Banks 2.3%
Aozora Bank Ltd.	135,000	381,808
Bank of Kyoto Ltd. (The) (a)	41,000	402,022
Bank of Yokohama Ltd. (The)	165,000	957,293
Chiba Bank Ltd. (The)	98,000	706,443
Chugoku Bank Ltd. (The)	22,000	356,153
Fukuoka Financial Group, Inc.	109,000	546,534
Gunma Bank Ltd. (The)	54,000	322,498
Hachijuni Bank Ltd. (The)	60,000	359,457
Hiroshima Bank Ltd. (The)	62,000	300,338
Iyo Bank Ltd. (The)	35,000	324,846
Joyo Bank Ltd. (The) (a)	92,000	513,212
Mitsubishi UFJ Financial Group, Inc.	1,722,867	10,394,464
Mizuho Financial Group, Inc. (a)	3,083,624	6,616,853
Nishi-Nippon City Bank Ltd. (The)	80,000	247,770
Resona Holdings, Inc.	259,400	1,369,658
Seven Bank Ltd. (a)	73,000	235,052
Shinsei Bank Ltd. (a)	194,000	445,791
Shizuoka Bank Ltd. (The)	73,000	824,057
Sumitomo Mitsui Financial Group, Inc. (a)	180,153	7,390,753
Sumitomo Mitsui Trust Holdings, Inc.	411,400	1,959,016
Suruga Bank Ltd.	25,000	401,742
Yamaguchi Financial Group, Inc.	26,000	259,637

		35,315,397

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd. (a)	77,000	735,698
Park24 Co., Ltd.	11,800	231,018
Secom Co., Ltd.	28,900	1,491,544
Toppan Printing Co., Ltd. (a)	77,000	555,887

		3,014,147

Computers & Peripherals 0.3%
Fujitsu Ltd.	256,000	1,069,452
NEC Corp.	365,000	974,503
Toshiba Corp.	540,000	2,753,722

		4,797,677

Construction & Engineering 0.2%
Chiyoda Corp.	20,000	224,145
JGC Corp. (a)	29,000	744,284
Kajima Corp. (a)	110,000	298,954
Kinden Corp.	19,000	124,730
Obayashi Corp.	92,000	440,128
Shimizu Corp. (a)	83,000	272,341
Taisei Corp.	134,000	372,855

		2,477,437

Construction Materials 0.0% †
Taiheiyo Cement Corp. (a)	142,000	341,041

Consumer Finance 0.1%
Acom Co., Ltd. *(a)	4,440	127,136
Aeon Credit Service Co., Ltd. (a)	9,100	258,136
Credit Saison Co., Ltd.	20,900	522,890

		908,162

Containers & Packaging 0.0% †
Toyo Seikan Kaisha Ltd.	21,200	293,176

Diversified Consumer Services 0.0% †
Benesse Holdings, Inc.	9,600	408,564

Diversified Financial Services 0.2%
Japan Exchange Group, Inc. (a)	6,600	612,029
Mitsubishi UFJ Lease & Finance Co., Ltd.	83,200	435,983
ORIX Corp.	138,100	1,763,256

		2,811,268

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	58,664	2,561,246

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	88,600	1,079,073
Chugoku Electric Power Co., Inc. (The) (a)	42,000	548,830
Hokkaido Electric Power Co., Inc. *	26,000	265,913
Hokuriku Electric Power Co. (a)	24,500	302,710
Kansai Electric Power Co., Inc. (The) *	101,500	962,504
Kyushu Electric Power Co., Inc. *	57,000	581,159
Shikoku Electric Power Co., Inc. *(a)	23,100	329,240
Tohoku Electric Power Co., Inc. *	63,500	506,484
Tokyo Electric Power Co., Inc. *(a)	203,300	505,116

		5,081,029

Electrical Equipment 0.3%
Fuji Electric Co., Ltd. (a)	75,000	220,569
Furukawa Electric Co., Ltd. (a)	96,000	212,762
GS Yuasa Corp. (a)	50,000	209,538
Mabuchi Motor Co., Ltd.	3,100	167,650
Mitsubishi Electric Corp.	258,000	2,098,818
Nidec Corp. (a)	15,000	899,161
Sumitomo Electric Industries Ltd.	103,700	1,275,933
Ushio, Inc.	15,200	155,605

		5,240,036

Electronic Equipment, Instruments & Components 1.0%
Citizen Holdings Co., Ltd.	35,400	181,253
FUJIFILM Holdings Corp.	63,700	1,263,566
Hamamatsu Photonics KK	9,200	364,952
Hirose Electric Co., Ltd. (a)	4,200	554,270
Hitachi High-Technologies Corp.	9,200	192,401
Hitachi Ltd.	638,000	3,724,655
HOYA Corp.	59,800	1,127,752
Ibiden Co., Ltd. (a)	17,100	267,998
Keyence Corp.	6,011	1,846,812
Kyocera Corp.	20,300	1,862,576
Murata Manufacturing Co., Ltd. (a)	26,900	2,033,901
Nippon Electric Glass Co., Ltd. (a)	51,500	257,148
Omron Corp.	27,900	705,735
Shimadzu Corp.	33,000	234,472
TDK Corp. (a)	15,700	551,786
Yaskawa Electric Corp.	29,000	292,211
Yokogawa Electric Corp. (a)	27,300	273,985

		15,735,473

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Food & Staples Retailing 0.3%
Aeon Co., Ltd. (a)	82,500	$1,068,174
FamilyMart Co., Ltd.	7,900	361,089
Lawson, Inc. (a)	8,300	637,288
Seven & I Holdings Co., Ltd.	101,600	3,371,045

		5,437,596

Food Products 0.3%
Ajinomoto Co., Inc.	89,000	1,308,633
Calbee, Inc.	2,000	157,381
Kikkoman Corp. (a)	24,000	419,650
MEIJI Holdings Co., Ltd. (a)	7,940	364,304
Nippon Meat Packers, Inc. (a)	23,000	371,238
Nisshin Seifun Group, Inc. (a)	27,500	363,330
Nissin Foods Holdings Co., Ltd. (a)	7,500	344,313
Toyo Suisan Kaisha Ltd.	12,000	370,431
Yakult Honsha Co., Ltd. (a)	13,500	545,031
Yamazaki Baking Co., Ltd.	16,000	211,240

		4,455,551

Gas Utilities 0.2%
Osaka Gas Co., Ltd. (a)	258,000	1,128,253
Toho Gas Co., Ltd. (a)	58,000	369,516
Tokyo Gas Co., Ltd.	326,000	1,762,207

		3,259,976

Health Care Equipment & Supplies 0.1%
Olympus Corp. *	27,000	640,683
Sysmex Corp.	9,400	572,718
Terumo Corp.	20,900	899,565

		2,112,966

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,100	332,146
Medipal Holdings Corp.	20,600	289,027
Miraca Holdings, Inc.	7,800	374,856
Suzuken Co., Ltd.	10,000	363,027

		1,359,056

Health Care Technology 0.0% †
M3, Inc. (a)	72	140,573

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	9,326	251,145
Oriental Land Co., Ltd. (a)	6,500	1,064,749

		1,315,894

Household Durables 0.5%
Casio Computer Co., Ltd. (a)	28,200	220,555
Panasonic Corp.	295,200	2,222,937
Rinnai Corp.	4,400	313,688
Sekisui Chemical Co., Ltd.	54,000	596,605
Sekisui House Ltd.	70,000	951,201
Sharp Corp. *(a)	128,000	366,227
Sony Corp. (a)	134,200	2,335,194

		7,006,407

Household Products 0.1%
Unicharm Corp.	15,400	879,313

Independent Power Producers & Energy Traders 0.0% †
Electric Power Development Co., Ltd.	16,300	414,834

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	3,400	168,328
Nomura Research Institute Ltd.	14,100	364,134
NTT Data Corp. (a)	178	587,765
Otsuka Corp.	2,300	250,617

		1,370,844

Insurance 0.5%
Dai-ichi Life Insurance Co., Ltd. (The)	1,169	1,568,706
MS&AD Insurance Group Holdings (a)	69,641	1,551,145
NKSJ Holdings, Inc.	51,450	1,083,802
Sony Financial Holdings, Inc.	24,400	364,944
T&D Holdings, Inc.	78,900	944,983
Tokio Marine Holdings, Inc.	92,000	2,661,594

		8,175,174

Internet & Catalog Retail 0.1%
Rakuten, Inc. (a)	99,800	1,020,671

Internet Software & Services 0.1%
Dena Co., Ltd. (a)	14,000	381,731
Gree, Inc. (a)	12,900	162,503
Yahoo Japan Corp.	1,943	896,348

		1,440,582

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	24,100	426,316
Nikon Corp.	46,900	1,104,788
Sankyo Co., Ltd.	6,700	313,701
Sega Sammy Holdings, Inc.	27,400	550,073
Shimano, Inc.	9,900	810,355
Yamaha Corp.	22,900	222,961

		3,428,194

Machinery 1.2%
Amada Co., Ltd.	51,000	339,220
FANUC Corp.	25,600	3,941,647
Hino Motors Ltd.	36,000	390,843
Hitachi Construction Machinery Co., Ltd. (a)	14,700	316,361
IHI Corp. (a)	185,000	563,276
Japan Steel Works Ltd. (The) (a)	44,000	233,376
JTEKT Corp.	31,100	294,558
Kawasaki Heavy Industries Ltd. (a)	194,000	614,800
Komatsu Ltd.	126,200	3,018,360
Kubota Corp. (a)	146,000	2,118,587
Kurita Water Industries Ltd.	16,200	359,728
Makita Corp.	15,800	704,391
Mitsubishi Heavy Industries Ltd.	407,000	2,354,685
Nabtesco Corp. (a)	15,000	307,971
NGK Insulators Ltd. (a)	35,000	373,922
NSK Ltd. (a)	62,000	473,265
SMC Corp. (a)	7,400	1,436,989
Sumitomo Heavy Industries Ltd.	78,000	309,735
THK Co., Ltd.	16,900	335,805

		18,487,519

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Marine 0.1%
Mitsui OSK Lines Ltd.	145,000	$479,817
Nippon Yusen KK	214,000	551,565

		1,031,382

Media 0.1%
Dentsu, Inc. (a)	24,901	743,694
Hakuhodo DY Holdings, Inc. (a)	2,700	207,778
Jupiter Telecommunications Co., Ltd.	274	358,891
Toho Co., Ltd.	15,900	332,392

		1,642,755

Metals & Mining 0.4%
Daido Steel Co., Ltd. (a)	38,000	202,877
Hitachi Metals Ltd.	24,000	229,960
JFE Holdings, Inc.	66,000	1,277,433
Kobe Steel Ltd. *(a)	336,000	395,541
Maruichi Steel Tube Ltd.	6,400	149,335
Mitsubishi Materials Corp.	160,000	452,913
Nippon Steel & Sumitomo Metal Corp.	1,024,440	2,609,339
Sumitomo Metal Mining Co., Ltd.	71,000	1,009,310
Yamato Kogyo Co., Ltd. (a)	5,700	156,301

		6,483,009

Multiline Retail 0.1%
Don Quijote Co., Ltd.	6,700	297,184
Isetan Mitsukoshi Holdings Ltd. (a)	48,760	704,895
J. Front Retailing Co., Ltd.	67,400	526,402
Marui Group Co., Ltd. (a)	31,200	324,025
Takashimaya Co., Ltd.	36,000	357,153

		2,209,659

Office Electronics 0.5%
Brother Industries Ltd.	34,000	352,163
Canon, Inc.	153,100	5,626,424
Konica Minolta Holdings, Inc. (a)	67,500	494,995
Ricoh Co., Ltd. (a)	83,000	906,150

		7,379,732

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co., Ltd. *(a)	85,000	179,849
Idemitsu Kosan Co., Ltd. (a)	3,100	270,446
INPEX Corp.	288	1,551,105
Japan Petroleum Exploration Co.	3,900	153,703
JX Holdings, Inc.	295,889	1,668,363
Showa Shell Sekiyu KK	24,400	173,377
TonenGeneral Sekiyu KK	40,000	396,646

		4,393,489

Paper & Forest Products 0.0% †
Nippon Paper Group, Inc. (a)(b)	13,800	210,515
Oji Holdings Corp. (a)	107,000	402,346

		612,861

Personal Products 0.2%
Kao Corp.	70,500	2,280,106
Shiseido Co., Ltd. (a)	50,400	706,580

		2,986,686

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	60,000	3,238,012
Chugai Pharmaceutical Co., Ltd.	28,700	639,561
Daiichi Sankyo Co., Ltd. (a)	88,700	1,712,154
Dainippon Sumitomo Pharma Co., Ltd. (a)	21,000	371,577
Eisai Co., Ltd. (a)	34,700	1,554,663
Hisamitsu Pharmaceutical Co., Inc. (a)	7,800	422,542
Kyowa Hakko Kirin Co., Ltd.	37,000	419,484
Mitsubishi Tanabe Pharma Corp.	30,900	473,807
Ono Pharmaceutical Co., Ltd. (a)	11,300	698,395
Otsuka Holdings Co., Ltd.	47,600	1,652,169
Santen Pharmaceutical Co., Ltd.	10,400	481,012
Shionogi & Co., Ltd.	38,900	788,354
Taisho Pharmaceutical Holdings Co., Ltd.	5,200	368,550
Takeda Pharmaceutical Co., Ltd.	106,000	5,806,972
Tsumura & Co.	8,400	307,116

		18,934,368

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	101	391,213
Japan Real Estate Investment Corp.	79	1,094,627
Japan Retail Fund Investment Corp.	291	722,006
Nippon Building Fund, Inc.	92	1,289,123
Nomura Real Estate Office Fund, Inc. (a)	39	287,446

		3,784,415

Real Estate Management & Development 0.9%
Aeon Mall Co., Ltd.	10,700	326,728
Daito Trust Construction Co., Ltd. (a)	9,800	840,985
Daiwa House Industry Co., Ltd.	69,000	1,349,539
Hulic Co., Ltd.	36,000	296,388
Mitsubishi Estate Co., Ltd.	168,000	4,759,002
Mitsui Fudosan Co., Ltd.	114,000	3,255,535
Nomura Real Estate Holdings, Inc.	12,500	280,544
NTT Urban Development Corp.	147	177,205
Sumitomo Realty & Development Co., Ltd.	47,000	1,830,984
Tokyu Land Corp.	61,000	575,614

		13,692,524

Road & Rail 0.9%
Central Japan Railway Co.	19,200	2,028,731
East Japan Railway Co.	44,876	3,694,047
Hankyu Hanshin Holdings, Inc. (a)	156,000	941,952
Keikyu Corp. (a)	65,000	678,995
Keio Corp. (a)	80,000	687,831
Keisei Electric Railway Co., Ltd.	39,000	412,024
Kintetsu Corp. (a)	221,000	1,030,472
Nippon Express Co., Ltd.	120,000	575,374
Odakyu Electric Railway Co., Ltd. (a)	81,000	1,009,530
Tobu Railway Co., Ltd.	136,000	780,769
Tokyu Corp. (a)	152,000	1,124,427
West Japan Railway Co.	23,400	1,125,783

		14,089,935

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp. (a)	21,100	298,665
Rohm Co., Ltd.	13,500	468,083
Sumco Corp. (a)	15,700	178,655
Tokyo Electron Ltd. (a)	23,600	1,006,877

		1,952,280

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Software 0.2%
Konami Corp. (a)	12,900	$258,195
Nexon Co., Ltd.	16,000	156,201
Nintendo Co., Ltd. (a)	14,000	1,513,365
Oracle Corp. Japan	5,200	234,600
Trend Micro, Inc. (a)	14,800	415,551

		2,577,912

Specialty Retail 0.3%
ABC-Mart, Inc.	3,600	137,308
Fast Retailing Co., Ltd.	7,000	2,238,509
Nitori Holdings Co., Ltd.	4,650	359,011
Sanrio Co., Ltd.	6,100	270,927
Shimamura Co., Ltd.	2,800	327,370
USS Co., Ltd. (a)	2,930	336,970
Yamada Denki Co., Ltd. (a)	11,540	529,463

		4,199,558

Textiles, Apparel & Luxury Goods 0.0% †
Asics Corp.	21,000	347,226

Tobacco 0.3%
Japan Tobacco, Inc.	149,000	4,766,140

Trading Companies & Distributors 0.9%
ITOCHU Corp.	201,900	2,480,814
Marubeni Corp.	217,000	1,661,374
Mitsubishi Corp.	190,300	3,584,084
Mitsui & Co., Ltd.	234,900	3,311,639
Sojitz Corp. (a)	178,500	280,139
Sumitomo Corp.	149,900	1,895,959
Toyota Tsusho Corp.	29,800	763,929

		13,977,938

Transportation Infrastructure 0.0% †
Kamigumi Co., Ltd.	34,000	312,851
Mitsubishi Logistics Corp. (a)	18,000	333,880

		646,731

Wireless Telecommunication Services 0.8%
KDDI Corp. (a)	72,400	3,027,181
NTT DoCoMo, Inc. (a)	2,061	3,063,816
Softbank Corp.	127,700	5,883,365

		11,974,362

		330,158,811

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	11,994	1,034,345

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	64,939	1,322,494

Media 0.1%
SES, FDR	41,783	1,310,465

Metals & Mining 0.1%
ArcelorMittal	133,231	1,730,861

Wireless Telecommunication Services 0.0% †
Millicom International Cellular SA, SDR	8,532	681,678

		5,045,498

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
MGM China Holdings Ltd.	116,800	250,449
Sands China Ltd.	332,300	1,729,104
Wynn Macau Ltd. *(a)	206,400	549,935

		2,529,488

MEXICO 0.0% †
Metals & Mining 0.0% †
Fresnillo PLC	24,155	499,607

NETHERLANDS 4.3%
Air Freight & Logistics 0.0% †
TNT Express NV	44,734	328,068

Beverages 0.2%
Heineken Holding NV	13,750	882,263
Heineken NV	30,880	2,329,165

		3,211,428

Chemicals 0.2%
Akzo Nobel NV	32,278	2,050,824
Koninklijke DSM NV	21,206	1,235,734

		3,286,558

Computers & Peripherals 0.1%
Gemalto NV	10,892	950,839

Construction & Engineering 0.0% †
Koninklijke Boskalis Westminster NV	10,330	410,964

Diversified Financial Services 0.2%
ING Groep NV, CVA *	511,932	3,683,574

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV (a)	137,784	464,087
Ziggo NV	15,587	548,435

		1,012,522

Energy Equipment & Services 0.0% †
Fugro NV, CVA	9,796	542,989

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	136,130	2,086,912

Food Products 0.7%
D.E. Master Blenders 1753 NV *	69,252	1,069,687
Unilever NV, CVA	219,926	9,011,149

		10,080,836

Industrial Conglomerates 0.2%
Koninklijke Philips Electronics NV	127,715	3,778,702

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)
Insurance 0.1%
Aegon NV	236,359	$1,427,151
Delta Lloyd NV	20,196	347,845

		1,774,996

Life Sciences Tools & Services 0.1%
QIAGEN NV *	32,371	675,842

Media 0.2%
Reed Elsevier NV	94,604	1,621,860
Wolters Kluwer NV	40,726	889,940

		2,511,800

Oil, Gas & Consumable Fuels 1.8%
Royal Dutch Shell PLC, Class A	502,811	16,302,840
Royal Dutch Shell PLC, Class B	353,899	11,768,938

		28,071,778

Professional Services 0.1%
Randstad Holding NV	16,557	679,623

Real Estate Investment Trusts (REITs) 0.0% †
Corio NV	9,521	444,759

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	42,204	2,842,687

Transportation Infrastructure 0.0% †
Koninklijke Vopak NV	9,121	550,239

		66,925,116

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	91,194	655,556

Diversified Telecommunication Services 0.0% †
Telecom Corp. of New Zealand Ltd.	243,608	478,121

Electric Utilities 0.0% †
Contact Energy Ltd.	53,701	256,209

Hotels, Restaurants & Leisure 0.0% †
SKYCITY Entertainment Group Ltd.	81,319	300,453

Transportation Infrastructure 0.0% †
Auckland International Airport Ltd.	118,604	292,693

		1,983,032

NORWAY 0.7%
Chemicals 0.1%
Yara International ASA	24,500	1,118,396

Commercial Banks 0.1%
DNB ASA	130,540	1,921,179

Diversified Telecommunication Services 0.1%
Telenor ASA	94,947	2,090,551

Energy Equipment & Services 0.0% †
Aker Solutions ASA	21,944	411,897

Food Products 0.1%
Orkla ASA	104,560	840,500

Insurance 0.0% †
Gjensidige Forsikring ASA	27,960	462,669

Metals & Mining 0.0% †
Norsk Hydro ASA	130,283	567,219

Oil, Gas & Consumable Fuels 0.3%
Statoil ASA	151,300	3,693,677

		11,106,088

PORTUGAL 0.2%
Commercial Banks 0.0% †
Banco Espirito Santo SA REG *	265,825	272,637

Diversified Telecommunication Services 0.0% †
Portugal Telecom SGPS SA REG (a)	87,113	431,841

Electric Utilities 0.1%
EDP - Energias de Portugal SA	255,165	786,332

Food & Staples Retailing 0.0% †
Jeronimo Martins SGPS SA	28,513	555,233

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA, Class B	35,657	558,992

		2,605,035

SINGAPORE 1.7%
Aerospace & Defense 0.1%
Singapore Technologies Engineering Ltd.	211,000	735,086

Airlines 0.0% †
Singapore Airlines Ltd. (a)	74,866	657,637

Commercial Banks 0.6%
DBS Group Holdings Ltd.	245,500	3,177,462
Oversea-Chinese Banking Corp., Ltd.	347,000	2,989,270
United Overseas Bank Ltd.	173,000	2,852,070

		9,018,802

Distributors 0.0% †
Jardine Cycle & Carriage Ltd.	15,000	620,281

Diversified Financial Services 0.0% †
Singapore Exchange Ltd.	111,000	691,492

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,074,850	3,116,408

Food & Staples Retailing 0.0% †
Olam International Ltd. (a)	207,600	289,010

Food Products 0.1%
Golden Agri-Resources Ltd. (a)	938,612	439,232
Wilmar International Ltd.	269,294	752,895

		1,192,127

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
SINGAPORE (continued)
Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC	830,296	$1,004,540

Industrial Conglomerates 0.2%
Keppel Corp., Ltd.	189,400	1,715,701
SembCorp Industries Ltd.	139,000	583,635

		2,299,336

Machinery 0.0% †
SembCorp Marine Ltd. (a)	119,800	429,809

Media 0.1%
Singapore Press Holdings Ltd. (a)	193,000	698,170

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	255,466	536,808
CapitaCommercial Trust (a)	252,000	322,754
CapitaMall Trust	313,200	528,633

		1,388,195

Real Estate Management & Development 0.2%
CapitaLand Ltd.	350,097	1,001,359
CapitaMalls Asia Ltd.	174,300	289,175
City Developments Ltd.	70,000	641,863
Global Logistic Properties Ltd.	279,000	592,503
Keppel Land Ltd. (a)	106,538	339,801
UOL Group Ltd.	62,000	350,111

		3,214,812

Road & Rail 0.0% †
ComfortDelGro Corp., Ltd.	266,000	410,457

Transportation Infrastructure 0.0% †
Hutchison Port Holdings Trust, Class U	718,000	612,611

Wireless Telecommunication Services 0.0% †
StarHub Ltd.	81,475	286,417

		26,665,190

SPAIN 2.7%
Biotechnology 0.0% †
Grifols SA *	20,391	757,363

Commercial Banks 1.1%
Banco Bilbao Vizcaya Argentaria SA	732,159	6,393,083
Banco de Sabadell SA *(a)	390,981	719,922
Banco Popular Espanol SA	695,487	517,152
Banco Santander SA	1,416,291	9,594,849
Bankia SA *(a)	145,233	30,875
CaixaBank	143,193	485,804

		17,741,685

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	20,058	469,959
Ferrovial SA	55,461	882,727

		1,352,686

Diversified Telecommunication Services 0.5%
Telefonica SA	550,823	7,462,857

Electric Utilities 0.3%
Acciona SA	3,652	199,949
Iberdrola SA	631,969	2,954,373
Red Electrica Corp. SA	14,491	729,786

		3,884,108

Food & Staples Retailing 0.0% †
Distribuidora Internacional de Alimentacion SA	82,201	570,507

Gas Utilities 0.1%
Enagas SA	25,271	589,376
Gas Natural SDG SA	46,387	823,135

		1,412,511

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A	43,083	1,167,896

Insurance 0.0% †
Mapfre SA	107,583	334,327

Machinery 0.0% †
Zardoya Otis SA	22,612	303,119

Oil, Gas & Consumable Fuels 0.1%
Repsol SA	112,308	2,281,650

Specialty Retail 0.3%
Industria de Diseno Textil SA	29,571	3,940,644

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA (a)	50,197	845,757

		42,055,110

SWEDEN 3.2%
Building Products 0.1%
Assa Abloy AB, Class B	45,608	1,864,488

Capital Markets 0.0% †
Ratos AB, Class B (a)	27,367	289,610

Commercial Banks 0.7%
Nordea Bank AB	356,770	4,047,454
Skandinaviska Enskilda Banken AB, Class A	188,386	1,894,557
Svenska Handelsbanken AB, Class A	66,555	2,846,635
Swedbank AB, Class A	108,450	2,470,968

		11,259,614

Commercial Services & Supplies 0.0% †
Securitas AB, Class B	44,457	418,957

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)
Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	408,115	$5,112,742

Construction & Engineering 0.1%
Skanska AB, Class B	51,407	930,949

Diversified Financial Services 0.2%
Industrivarden AB, Class C	14,220	259,382
Investment AB Kinnevik, Class B	28,268	686,226
Investor AB, Class B	60,623	1,753,617

		2,699,225

Diversified Telecommunication Services 0.1%
TeliaSonera AB	289,194	2,065,439

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	31,616	863,427

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B (a)	49,794	755,326
Getinge AB, Class B	27,156	829,189

		1,584,515

Household Durables 0.1%
Electrolux AB Series B	32,594	830,837
Husqvarna AB, Class B *	53,842	318,511

		1,149,348

Household Products 0.1%
Svenska Cellulosa AB, Class B *	79,624	2,055,727

Machinery 0.8%
Alfa Laval AB	45,327	1,046,381
Atlas Copco AB, Class A	90,327	2,570,122
Atlas Copco AB, Class B	53,661	1,359,571
Sandvik AB	134,356	2,072,541
Scania AB, Class B	43,267	907,741
SKF AB, Class B	53,903	1,317,125
Volvo AB, Class B	201,752	2,945,546

		12,219,027

Metals & Mining 0.0% †
Boliden AB	38,309	618,835

Oil, Gas & Consumable Fuels 0.0% †
Lundin Petroleum AB *	30,424	661,112

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	126,933	4,545,993

Tobacco 0.1%
Swedish Match AB	28,328	879,366

Wireless Telecommunication Services 0.1%
Tele2 AB, Class B	42,709	744,951

		49,963,325

SWITZERLAND 9.7%
Biotechnology 0.1%
Actelion Ltd. REG *	14,885	809,383

Building Products 0.1%
Geberit AG REG *	4,927	1,214,871

Capital Markets 0.9%
Credit Suisse Group AG REG *	168,728	4,437,668
Julius Baer Group Ltd. *	28,904	1,126,462
Partners Group Holding AG	2,247	554,916
UBS AG REG	490,071	7,535,928

		13,654,974

Chemicals 0.5%
EMS-Chemie Holding AG REG	1,002	301,720
Givaudan SA REG *	1,143	1,405,135
Sika AG	289	703,196
Syngenta AG REG	12,608	5,275,921

		7,685,972

Commercial Banks 0.0% †
Banque Cantonale Vaudoise REG (a)	453	253,142

Construction Materials 0.2%
Holcim Ltd. REG *	30,714	2,453,312

Diversified Financial Services 0.0% †
Pargesa Holding SA	3,802	258,832

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,206	1,484,788

Electrical Equipment 0.4%
ABB Ltd. REG *	297,679	6,757,801

Energy Equipment & Services 0.2%
Transocean Ltd. *	48,068	2,483,388

Food Products 2.1%
Aryzta AG *	11,761	695,112
Barry Callebaut AG REG *(a)	248	239,284
Lindt & Spruengli AG REG *	13	586,581
Lindt & Spruengli AG - Participation Certificate *	116	446,687
Nestle SA REG	434,953	31,479,556

		33,447,220

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG *	6,543	785,771

Insurance 0.7%
Baloise Holding AG REG	6,660	625,715
Swiss Life Holding AG REG *	4,280	636,235
Swiss Re AG *	47,648	3,880,551
Zurich Insurance Group AG *	19,845	5,539,725

		10,682,226

Life Sciences Tools & Services 0.0% †
Lonza Group AG REG *	6,956	452,256

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Machinery 0.1%
Schindler Holding AG REG	2,819	$402,278
Schindler Holding AG - Participation Certificate	6,599	967,910
Sulzer AG REG	3,393	580,609

		1,950,797

Marine 0.1%
Kuehne + Nagel International AG REG (a)	7,355	803,002

Metals & Mining 0.5%
Glencore International PLC (a)	524,237	2,844,499
Xstrata PLC	281,631	4,584,850

		7,429,349

Pharmaceuticals 2.8%
Novartis AG REG	309,929	22,089,248
Roche Holding AG	94,676	22,071,168

		44,160,416

Professional Services 0.2%
Adecco SA REG *	18,099	992,698
SGS SA REG	729	1,789,249

		2,781,947

Real Estate Management & Development 0.0% †
Swiss Prime Site AG REG *	7,259	587,648

Semiconductors & Semiconductor Equipment 0.0% †
STMicroelectronics NV	83,725	646,819

Textiles, Apparel & Luxury Goods 0.5%
Compagnie Financiere Richemont SA, Class A	70,345	5,538,383
Swatch Group AG (The) REG	6,102	620,454
Swatch Group AG (The) - Bearer Shares	4,138	2,412,447

		8,571,284

Trading Companies & Distributors 0.1%
Wolseley PLC	37,549	1,872,613

		151,227,811

UNITED KINGDOM 18.9%
Aerospace & Defense 0.5%
BAE Systems PLC	435,872	2,617,045
Cobham PLC	148,242	549,003
Meggitt PLC	109,973	822,842
Rolls-Royce Holdings PLC *	253,617	4,364,024

		8,352,914

Airlines 0.0% †
International Consolidated Airlines Group SA *	121,081	467,092

Auto Components 0.1%
GKN PLC	221,094	890,975

Beverages 1.1%
Diageo PLC	336,683	10,609,067
SABMiller PLC	129,066	6,807,687

		17,416,754

Capital Markets 0.2%
3i Group PLC	137,387	661,663
Aberdeen Asset Management PLC	116,584	761,878
Hargreaves Lansdown PLC	30,217	399,532
ICAP PLC	78,558	347,643
Investec PLC	75,672	529,210
Schroders PLC	15,870	509,782

		3,209,708

Chemicals 0.1%
Croda International PLC	18,355	766,677
Johnson Matthey PLC	28,178	988,510

		1,755,187

Commercial Banks 3.0%
Barclays PLC	1,561,125	6,945,857
HSBC Holdings PLC	2,482,624	26,488,557
Lloyds Banking Group PLC *	5,731,959	4,270,989
Royal Bank of Scotland Group PLC *	286,652	1,204,560
Standard Chartered PLC	325,018	8,439,455

		47,349,418

Commercial Services & Supplies 0.2%
Aggreko PLC	36,885	1,001,075
Babcock International Group PLC	49,018	811,711
G4S PLC	191,192	849,579
Serco Group PLC	69,959	668,762

		3,331,127

Construction & Engineering 0.0% †
Balfour Beatty PLC	91,112	325,940

Containers & Packaging 0.1%
Rexam PLC	107,426	862,627

Diversified Financial Services 0.0% †
London Stock Exchange Group PLC	23,018	457,762

Diversified Telecommunication Services 0.3%
BT Group PLC	1,058,969	4,472,642
Inmarsat PLC	59,841	640,631

		5,113,273

Electric Utilities 0.2%
SSE PLC	127,254	2,876,749

Energy Equipment & Services 0.2%
AMEC PLC	41,571	668,053
Petrofac Ltd.	35,376	772,243
Subsea 7 SA	38,400	902,465

		2,342,761

Food & Staples Retailing 0.5%
J Sainsbury PLC	167,498	964,780
Tesco PLC	1,087,119	6,319,567
WM Morrison Supermarkets PLC	295,919	1,243,838

		8,528,185

Food Products 0.6%
Associated British Foods PLC	48,989	1,416,930
Tate & Lyle PLC	63,655	822,497
Unilever PLC	172,097	7,279,213

		9,518,640

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	123,312	1,426,271

Hotels, Restaurants & Leisure 0.4%
Carnival PLC	24,881	869,846
Compass Group PLC	248,110	3,175,621
InterContinental Hotels Group PLC	34,923	1,067,499
Tui Travel PLC	57,012	282,834
Whitbread PLC	24,266	949,120

		6,344,920

Household Products 0.4%
Reckitt Benckiser Group PLC	87,693	6,296,144

Industrial Conglomerates 0.1%
Smiths Group PLC	53,821	1,030,786

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Insurance 0.9%
Admiral Group PLC	27,967	$567,456
Aviva PLC	401,343	1,819,265
Legal & General Group PLC	807,864	2,125,922
Old Mutual PLC	669,401	2,068,291
Prudential PLC	342,776	5,567,209
RSA Insurance Group PLC	483,104	856,612
Standard Life PLC	311,173	1,734,917

		14,739,672

Machinery 0.2%
IMI PLC	43,557	859,842
Invensys PLC	113,760	609,263
Melrose Industries PLC	154,805	626,963
Weir Group PLC (The)	28,665	988,964

		3,085,032

Media 0.6%
British Sky Broadcasting Group PLC	142,156	1,910,703
ITV PLC	492,886	971,834
Pearson PLC	108,872	1,958,952
Reed Elsevier PLC	161,726	1,924,151
WPP PLC	169,673	2,711,552

		9,477,192

Metals & Mining 1.5%
Anglo American PLC	186,565	4,817,708
Antofagasta PLC	54,228	814,017
BHP Billiton PLC	285,700	8,320,075
Eurasian Natural Resources Corp. PLC	36,693	137,856
Evraz PLC	35,289	119,548
Kazakhmys PLC	30,367	181,711
Rio Tinto PLC	179,985	8,477,383
Vedanta Resources PLC	14,426	221,343

		23,089,641

Multiline Retail 0.2%
Marks & Spencer Group PLC	220,991	1,310,511
Next PLC	21,822	1,449,774

		2,760,285

Multi-Utilities 0.6%
Centrica PLC	702,198	3,930,677
National Grid PLC	491,436	5,710,371

		9,641,048

Oil, Gas & Consumable Fuels 1.8%
BG Group PLC	456,938	7,863,012
BP PLC	2,566,106	18,044,875
Tullow Oil PLC	121,494	2,274,339

		28,182,226

Pharmaceuticals 1.5%
AstraZeneca PLC	168,371	8,445,613
GlaxoSmithKline PLC	660,871	15,475,643

		23,921,256

Professional Services 0.2%
Capita PLC	89,917	1,229,110
Intertek Group PLC	22,107	1,142,323

		2,371,433

Real Estate Investment Trusts (REITs) 0.2%
British Land Co. PLC	116,124	961,307
Hammerson PLC	95,344	714,669
Intu Properties PLC	78,656	400,650
Land Securities Group PLC	107,168	1,352,838
Segro PLC	97,198	376,497

		3,805,961

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	185,308	2,611,039

Software 0.1%
Sage Group PLC (The)	162,530	847,561

Specialty Retail 0.1%
Kingfisher PLC	325,870	1,428,398

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	60,336	1,221,500

Tobacco 1.2%
British American Tobacco PLC	259,945	13,938,909
Imperial Tobacco Group PLC	133,770	4,678,644

		18,617,553

Trading Companies & Distributors 0.1%
Bunzl PLC	44,604	880,414

Water Utilities 0.1%
Severn Trent PLC	32,486	846,510
United Utilities Group PLC	93,757	1,010,412

		1,856,922

Wireless Telecommunication Services 1.2%
Vodafone Group PLC	6,626,805	18,804,767

		295,239,133

UNITED STATES 0.0% †
Metals & Mining 0.0% †
Sims Metal Management Ltd. (a)	23,522	247,209

Total Common Stocks (cost $1,382,911,752)		1,536,399,838

Preferred Stocks 0.5%

	Shares	Market Value
GERMANY 0.5%
Automobiles 0.4%
Bayerische Motoren Werke AG	6,881	440,496
Porsche Automobil Holding SE	21,058	1,542,846
Volkswagen AG	19,301	3,844,222

		5,827,564

Household Products 0.1%
Henkel AG & Co. KGaA	23,834	2,296,193

Media 0.0% †
ProSiebenSat.1 Media AG	13,186	471,985

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

Preferred Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Multi-Utilities 0.0% †
RWE AG	5,878	$211,168

		8,806,910

Total Preferred Stocks (cost $5,869,874)		8,806,910

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (c)	1,218,537	1,218,537

Total Mutual Fund (cost $1,218,537)		1,218,537

Repurchase Agreements 6.4%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.18%, dated 03/28/13, due 04/01/13, repurchase price $55,000,825, collateralized by U.S. Government Agency Securities, ranging from 0.17% - 1.38%, maturing 03/27/14 - 03/09/18; total market value $56,100,160. (d)	$55,000,000	$55,000,000
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $44,284,110, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 - 02/15/43; total market value $45,169,041. (d)	44,283,372	44,283,372

Total Repurchase Agreements (cost $99,283,372)		99,283,372

Total Investments (cost $1,489,283,535) (e) — 105.5%		1,645,708,657
Liabilities in excess of other assets — (5.5)%		(85,689,645)

NET ASSETS — 100.0%		$1,560,019,012

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $91,885,441.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of March 31, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $99,283,372.
(e)	At March 31, 2013, the tax basis cost of the Fund’s investments was $1,538,368,354, tax unrealized appreciation and depreciation were $267,149,138 and $(159,808,835), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

At March 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
109	DJ Euro Stoxx 50	06/21/13	$3,568,491	$(91,806)
37	FTSE 100 Index	06/21/13	3,570,510	(24,733)
34	SGX Nikkei 225 Index	06/13/13	2,239,337	42,340
12	SPI 200 Index	06/20/13	1,551,417	(24,957)

			$10,929,755	$(99,156)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$14,933,049	$—	$14,933,049
Air Freight & Logistics	—	4,680,978	—	4,680,978
Airlines	142,052	3,024,222	—	3,166,274
Auto Components	—	15,412,816	—	15,412,816
Automobiles	—	50,748,153	—	50,748,153
Beverages	—	42,378,399	—	42,378,399
Biotechnology	—	6,550,677	—	6,550,677
Building Products	—	8,329,636	—	8,329,636
Capital Markets	—	29,038,193	—	29,038,193
Chemicals	—	56,823,102	—	56,823,102
Commercial Banks	—	200,816,472	—	200,816,472
Commercial Services & Supplies	—	9,814,181	—	9,814,181
Communications Equipment	—	6,733,157	—	6,733,157
Computers & Peripherals	—	5,748,516	—	5,748,516
Construction & Engineering	—	9,721,653	—	9,721,653
Construction Materials	—	10,142,528	—	10,142,528
Consumer Finance	—	908,162	—	908,162
Containers & Packaging	—	2,763,607	—	2,763,607
Distributors	—	1,731,164	—	1,731,164

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Consumer Services	$—	$408,564	$—	$408,564
Diversified Financial Services	—	17,845,137	—	17,845,137
Diversified Telecommunication Services	—	43,539,996	—	43,539,996
Electric Utilities	—	23,169,638	—	23,169,638
Electrical Equipment	—	20,366,551	—	20,366,551
Electronic Equipment, Instruments & Components	—	16,598,900	—	16,598,900
Energy Equipment & Services	—	12,522,765	—	12,522,765
Food & Staples Retailing	—	34,645,378	—	34,645,378
Food Products	—	66,637,849	—	66,637,849
Gas Utilities	—	8,441,977	—	8,441,977
Health Care Equipment & Supplies	—	10,570,364	—	10,570,364
Health Care Providers & Services	—	6,978,991	—	6,978,991
Health Care Technology	—	140,573	—	140,573
Hotels, Restaurants & Leisure	—	18,142,252	—	18,142,252
Household Durables	—	8,155,755	—	8,155,755
Household Products	—	10,643,086	—	10,643,086
Independent Power Producers & Energy Traders	—	879,003	—	879,003
Industrial Conglomerates	—	22,898,072	—	22,898,072
Information Technology Services	—	4,555,695	—	4,555,695
Insurance	—	77,143,091	—	77,143,091
Internet & Catalog Retail	—	1,020,671	—	1,020,671
Internet Software & Services	—	1,755,644	—	1,755,644
Leisure Equipment & Products	—	3,428,194	—	3,428,194
Life Sciences Tools & Services	—	1,128,098	—	1,128,098
Machinery	—	44,166,682	—	44,166,682
Marine	—	4,032,468	—	4,032,468
Media	—	20,491,924	—	20,491,924
Metals & Mining	—	65,912,142	—	65,912,142
Multiline Retail	—	7,422,795	—	7,422,795
Multi-Utilities	—	22,077,827	—	22,077,827
Office Electronics	—	7,379,732	—	7,379,732
Oil, Gas & Consumable Fuels	—	98,200,352	—	98,200,352
Paper & Forest Products	—	1,883,175	—	1,883,175
Personal Products	—	9,469,547	—	9,469,547
Pharmaceuticals	—	133,414,335	—	133,414,335
Professional Services	—	9,637,456	—	9,637,456
Real Estate Investment Trusts (REITs)	—	25,438,934	—	25,438,934
Real Estate Management & Development	—	33,053,693	—	33,053,693
Road & Rail	—	17,714,962	—	17,714,962
Semiconductors & Semiconductor Equipment	—	9,780,404	—	9,780,404
Software	—	14,632,081	—	14,632,081
Specialty Retail	—	14,114,593	—	14,114,593
Textiles, Apparel & Luxury Goods	—	22,004,607	—	22,004,607
Tobacco	—	24,263,059	—	24,263,059
Trading Companies & Distributors	—	18,787,299	—	18,787,299
Transportation Infrastructure	—	6,115,713	—	6,115,713
Water Utilities	—	1,856,922	—	1,856,922
Wireless Telecommunication Services	—	32,492,175	—	32,492,175

Total Common Stocks	$142,052	$1,536,257,786	$—	$1,536,399,838

Futures Contracts	42,340	—	—	42,340
Mutual Fund	1,218,537	—	—	1,218,537
Preferred Stocks	—	8,806,910	—	8,806,910
Repurchase Agreements	—	99,283,372	—	99,283,372

Total Assets	$1,402,929	$1,644,348,068	$—	$1,645,750,997

	Level 1	Level 2	Level 3	Total
Liabilities:
Futures Contracts	$(141,496)	$—	$—	$(141,496)

Total Liabilities	$(141,496)	$—	$—	$(141,496)

Total	$1,261,433	$1,644,348,068	$—	$1,645,609,501

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

During the period ended March 31, 2013, the Fund held 3 common stock investments that were categorized as Level 3 investments which were valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT International Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$42,340

Total		$42,340

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(141,496)

Total		$(141,496)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.6%
NVIT International Index Fund, Class Y (a)	11,430,014	$100,126,921
NVIT Mid Cap Index Fund, Class Y (a)	2,350,740	50,728,961
NVIT S&P 500 Index Fund, Class Y (a)	12,281,507	134,605,315
NVIT Small Cap Index Fund, Class Y (a)	2,961,691	34,118,679

Total Equity Funds (cost $265,029,126)		319,579,876

Fixed Income Fund 4.5%
NVIT Bond Index Fund, Class Y (a)	1,390,177	15,111,221

Total Fixed Income Fund (cost $14,643,148)		15,111,221

Total Mutual Funds (cost $279,672,274)		334,691,097

Total Investments (cost $279,672,274) (b) — 100.1%		334,691,097
Liabilities in excess of other assets — (0.1)%		(189,695)

NET ASSETS — 100.0%		$334,501,402

(a)	Investment in affiliate.
(b)	At March 31, 2013, the tax basis cost of the Fund’s investments was $290,635,682, tax unrealized appreciation and depreciation were $44,055,415 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 89.1%

	Shares	Market Value
Equity Funds 51.6%
NVIT International Index Fund, Class Y (a)	12,446,606	$109,032,266
NVIT Mid Cap Index Fund, Class Y (a)	3,300,909	71,233,617
NVIT S&P 500 Index Fund, Class Y (a)	19,299,247	211,519,751
NVIT Small Cap Index Fund, Class Y (a)	3,086,324	35,554,454

Total Equity Funds (cost $356,190,064)		427,340,088

Fixed Income Funds 34.8%
NVIT Bond Index Fund, Class Y (a)	20,834,822	226,474,518
NVIT Enhanced Income Fund, Class Y (a)	6,268,565	61,494,626

Total Fixed Income Funds (cost $286,089,135)		287,969,144

Money Market Fund 2.7%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	22,708,516	22,708,516

Total Money Market Fund (cost $22,708,516)		22,708,516

Total Mutual Funds (cost $664,987,715)		738,017,748

Fixed Contract 10.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50% (a)(c)	$89,805,480	89,805,480

Total Fixed Contract (cost $89,805,480)		89,805,480

Total Investments (cost $754,793,195) (d) — 100.0%		827,823,228
Liabilities in excess of other assets — 0.0% †		(390,278)

NET ASSETS — 100.0%		$827,432,950

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2013, the tax basis cost of the Fund’s investments was $754,914,940, tax unrealized appreciation and depreciation were $73,513,472 and $(605,184), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Investor Destinations Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$89,805,480	$—	$89,805,480
Mutual Funds	738,017,748	—	—	738,017,748

Total	$738,017,748	$89,805,480	$—	$827,823,228

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 94.4%

	Shares	Market Value
Equity Funds 72.0%
NVIT International Index Fund, Class Y (a)	30,158,401	$264,187,592
NVIT Mid Cap Index Fund, Class Y (a)	7,028,219	151,668,971
NVIT S&P 500 Index Fund, Class Y (a)	39,999,721	438,396,941
NVIT Small Cap Index Fund, Class Y (a)	7,293,565	84,021,864

Total Equity Funds (cost $784,131,126)		938,275,368

Fixed Income Funds 22.4%
NVIT Bond Index Fund, Class Y (a)	22,466,940	244,215,636
NVIT Enhanced Income Fund, Class Y (a)	4,860,472	47,681,235

Total Fixed Income Funds (cost $289,196,070)		291,896,871

Total Mutual Funds (cost $1,073,327,196)		1,230,172,239

Fixed Contract 5.6%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50% (a)(b)	$72,467,041	72,467,041

Total Fixed Contract (cost $72,467,041)		72,467,041

Total Investments (cost $1,145,794,237) (c) — 100.0%		1,302,639,280
Liabilities in excess of other assets — 0.0% †		(615,594)

NET ASSETS — 100.0%		$1,302,023,686

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At March 31, 2013, the tax basis cost of the Fund’s investments was $1,146,066,972, tax unrealized appreciation and depreciation were $156,952,901 and $(380,593), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$72,467,041	$—	$72,467,041
Mutual Funds	1,230,172,239	—	—	1,230,172,239

Total	$1,230,172,239	$72,467,041	$—	$1,302,639,280

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 79.4%

	Shares	Market Value
Equity Funds 21.4%
NVIT International Index Fund, Class Y (a)	4,917,949	$43,081,234
NVIT Mid Cap Index Fund, Class Y (a)	1,283,280	27,693,182
NVIT S&P 500 Index Fund, Class Y (a)	9,241,970	101,291,987

Total Equity Funds (cost $135,883,793)		172,066,403

Fixed Income Funds 53.2%
NVIT Bond Index Fund, Class Y (a)	29,265,256	318,113,336
NVIT Enhanced Income Fund, Class Y (a)	11,128,501	109,170,592

Total Fixed Income Funds (cost $420,481,936)		427,283,928

Money Market Fund 4.8%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	38,691,172	38,691,172

Total Money Market Fund (cost $38,691,172)		38,691,172

Total Mutual Funds (cost $595,056,901)		638,041,503

Fixed Contract 20.6%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50% (a)(c)	$165,605,944	165,605,944

Total Fixed Contract (cost $165,605,944)		165,605,944

Total Investments (cost $760,662,845) (d) — 100.0%		803,647,447
Liabilities in excess of other assets — 0.0% †		(393,978)

NET ASSETS — 100.0%		$803,253,469

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2013, the tax basis cost of the Fund’s investments was $761,225,497, tax unrealized appreciation and depreciation were $43,897,573 and $(1,475,623), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$165,605,944	$—	$165,605,944
Mutual Funds	638,041,503	—	—	638,041,503

Total	$638,041,503	$165,605,944	$—	$803,647,447

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 92.5%

	Shares	Market Value
Equity Funds 62.6%
NVIT International Index Fund, Class Y (a)	57,492,784	$503,636,788
NVIT Mid Cap Index Fund, Class Y (a)	15,367,430	331,629,142
NVIT S&P 500 Index Fund, Class Y (a)	83,338,525	913,390,235
NVIT Small Cap Index Fund, Class Y (a)	14,476,789	166,772,607

Total Equity Funds (cost $1,460,169,951)		1,915,428,772

Fixed Income Funds 28.1%
NVIT Bond Index Fund, Class Y (a)	63,539,529	690,674,675
NVIT Enhanced Income Fund, Class Y (a)	17,310,449	169,815,506

Total Fixed Income Funds (cost $828,078,745)		860,490,181

Money Market Fund 1.8%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	56,529,778	56,529,778

Total Money Market Fund (cost $56,529,778)		56,529,778

Total Mutual Funds (cost $2,344,778,474)		2,832,448,731

Fixed Contract 7.5%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50% (a)(c)	$229,479,173	229,479,173

Total Fixed Contract (cost $229,479,173)		229,479,173

Total Investments (cost $2,574,257,647) (d) — 100.0%		3,061,927,904
Liabilities in excess of other assets — 0.0% †		(1,503,509)

NET ASSETS — 100.0%		$3,060,424,395

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2013, the tax basis cost of the Fund’s investments was $2,608,228,235, tax unrealized appreciation and depreciation were $456,669,505 and $(2,969,836), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$229,479,173	$—	$229,479,173
Mutual Funds	2,832,448,731	—	—	2,832,448,731

Total	$2,832,448,731	$229,479,173	$—	$3,061,927,904

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.8%

	Shares	Market Value
Equity Funds 81.6%
NVIT International Index Fund, Class Y (a)	45,008,485	$394,274,332
NVIT Mid Cap Index Fund, Class Y (a)	9,101,446	196,409,215
NVIT S&P 500 Index Fund, Class Y (a)	49,960,481	547,566,874
NVIT Small Cap Index Fund, Class Y (a)	11,422,834	131,591,050

Total Equity Funds (cost $1,034,023,307)		1,269,841,471

Fixed Income Funds 16.2%
NVIT Bond Index Fund, Class Y (a)	19,802,264	215,250,607
NVIT Enhanced Income Fund, Class Y (a)	3,660,456	35,909,076

Total Fixed Income Funds (cost $242,466,152)		251,159,683

Total Mutual Funds (cost $1,276,489,459)		1,521,001,154

Fixed Contract 2.3%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50% (a)(b)	$36,401,690	36,401,690

Total Fixed Contract (cost $36,401,690)		36,401,690

Total Investments (cost $1,312,891,149) (c) — 100.1%		1,557,402,844
Liabilities in excess of other assets — (0.1)%		(796,029)

NET ASSETS — 100.0%		$1,556,606,815

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At March 31, 2013, the tax basis cost of the Fund’s investments was $1,345,559,154, tax unrealized appreciation and depreciation were $212,492,856 and $(649,166), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$36,401,690	$—	$36,401,690
Mutual Funds	1,521,001,154	—	—	1,521,001,154

Total	$1,521,001,154	$36,401,690	$—	$1,557,402,844

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 86.5%

	Shares	Market Value
Equity Funds 42.5%
NVIT International Index Fund, Class Y (a)	11,477,394	$100,541,971
NVIT Mid Cap Index Fund, Class Y (a)	2,995,817	64,649,721
NVIT S&P 500 Index Fund, Class Y (a)	19,904,153	218,149,514
NVIT Small Cap Index Fund, Class Y (a)	1,850,112	21,313,286

Total Equity Funds (cost $298,155,393)		404,654,492

Fixed Income Funds 41.2%
NVIT Bond Index Fund, Class Y (a)	27,723,771	301,357,391
NVIT Enhanced Income Fund, Class Y (a)	9,208,948	90,339,783

Total Fixed Income Funds (cost $379,399,393)		391,697,174

Money Market Fund 2.8%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	27,065,780	27,065,780

Total Money Market Fund (cost $27,065,780)		27,065,780

Total Mutual Funds (cost $704,620,566)		823,417,446

Fixed Contract 13.5%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50% (a)(c)	$128,189,752	128,189,752

Total Fixed Contract (cost $128,189,752)		128,189,752

Total Investments (cost $832,810,318) (d) — 100.0%		951,607,198
Liabilities in excess of other assets — 0.0% †		(474,969)

NET ASSETS — 100.0%		$951,132,229

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At March 31, 2013, the tax basis cost of the Fund’s investments was $840,227,758, tax unrealized appreciation and depreciation were $112,774,175 and $(1,394,735), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1	—	Quoted prices in active markets for identical assets
Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$128,189,752	$—	$128,189,752
Mutual Funds	823,417,446	—	—	823,417,446

Total	$823,417,446	$128,189,752	$—	$951,607,198

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 99.1%

	Shares	Market Value
Aerospace & Defense 1.8%
Precision Castparts Corp.	124,430	$23,594,417

Air Freight & Logistics 1.3%
FedEx Corp.	179,620	17,638,684

Auto Components 1.2%
Delphi Automotive PLC	356,930	15,847,692

Beverages 4.4%
Coca-Cola Enterprises, Inc.	522,380	19,286,270
PepsiCo, Inc.	513,330	40,609,536

		59,895,806

Biotechnology 9.0%
Alexion Pharmaceuticals, Inc.*	171,900	15,838,866
Amgen, Inc.	166,040	17,020,761
Biogen Idec, Inc.*	97,280	18,766,285
Celgene Corp.*	163,330	18,931,580
Gilead Sciences, Inc.*	612,580	29,973,539
Onyx Pharmaceuticals, Inc.*	112,780	10,021,631
Vertex Pharmaceuticals, Inc.*	192,490	10,583,100

		121,135,762

Capital Markets 1.2%
T. Rowe Price Group, Inc.	214,040	16,025,175

Chemicals 2.6%
Eastman Chemical Co.	192,270	13,433,905
Monsanto Co.	210,740	22,260,466

		35,694,371

Communications Equipment 3.3%
Juniper Networks, Inc.*	946,470	17,547,554
QUALCOMM, Inc.	400,670	26,824,856

		44,372,410

Computers & Peripherals 1.8%
EMC Corp.*	1,029,750	24,600,728

Construction & Engineering 1.5%
Fluor Corp.	311,600	20,668,428

Construction Materials 0.8%
Martin Marietta Materials, Inc.(a)	99,390	10,139,768

Consumer Finance 0.8%
Discover Financial Services	242,830	10,888,497

Diversified Financial Services 2.1%
IntercontinentalExchange, Inc.*(a)	76,350	12,450,394
Moody’s Corp.	301,980	16,101,574

		28,551,968

Electrical Equipment 1.7%
Eaton Corp. PLC	371,400	22,748,250

Energy Equipment & Services 2.5%
National Oilwell Varco, Inc.	137,090	9,699,118
Schlumberger Ltd.	322,600	24,159,514

		33,858,632

Food & Staples Retailing 4.4%
CVS Caremark Corp.	260,400	14,319,396
Wal-Mart Stores, Inc.	354,890	26,556,419
Whole Foods Market, Inc.	215,630	18,705,902

		59,581,717

Food Products 1.9%
Kraft Foods Group, Inc.	228,580	11,778,728
Mondelez International, Inc., Class A	447,440	13,696,138

		25,474,866

Health Care Providers & Services 1.5%
McKesson Corp.	192,640	20,797,414

Hotels, Restaurants & Leisure 2.7%
Las Vegas Sands Corp.	298,710	16,832,308
Starbucks Corp.	340,830	19,413,677

		36,245,985

Industrial Conglomerates 1.7%
Danaher Corp.	367,870	22,863,121

Information Technology Services 7.0%
International Business Machines Corp.	234,080	49,929,264
MasterCard, Inc., Class A	46,830	25,341,118
Paychex, Inc.(a)	319,600	11,208,372
Teradata Corp.*	140,890	8,243,474

		94,722,228

Internet & Catalog Retail 2.4%
Amazon.com, Inc.*	84,290	22,462,442
priceline.com, Inc.*	14,610	10,050,657

		32,513,099

Internet Software & Services 6.9%
Facebook, Inc., Class A*	476,870	12,198,334
Google, Inc., Class A*	77,340	61,410,280
LinkedIn Corp., Class A*	111,860	19,694,072

		93,302,686

Life Sciences Tools & Services 0.6%
Illumina, Inc.*	140,646	7,594,884

Machinery 1.7%
Cummins, Inc.	197,900	22,918,799

Media 2.6%
News Corp., Class A	527,820	16,109,067
Viacom, Inc., Class B	306,860	18,893,370

		35,002,437

Multiline Retail 1.4%
Dollar General Corp.*	183,690	9,291,040
Nordstrom, Inc.	161,050	8,894,792

		18,185,832

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels 1.9%
EOG Resources, Inc.	204,340	$26,169,824

Pharmaceuticals 4.0%
Allergan, Inc.	135,210	15,093,492
Bristol-Myers Squibb Co.	495,860	20,424,474
Eli Lilly & Co.	239,670	13,610,859
Perrigo Co.	37,570	4,460,686

		53,589,511

Road & Rail 2.1%
Union Pacific Corp.	200,510	28,554,629

Semiconductors & Semiconductor Equipment 5.6%
Analog Devices, Inc.	423,430	19,685,261
Broadcom Corp., Class A	437,900	15,181,993
Texas Instruments, Inc.	700,110	24,839,903
Xilinx, Inc.	406,420	15,513,051

		75,220,208

Software 6.1%
Citrix Systems, Inc.*	157,070	11,334,171
Intuit, Inc.	240,720	15,803,268
Oracle Corp.	1,218,600	39,409,524
Salesforce.com, Inc.*	88,240	15,779,959

		82,326,922

Specialty Retail 2.9%
Home Depot, Inc. (The)	386,550	26,973,459
Urban Outfitters, Inc.*	326,610	12,652,871

		39,626,330

Textiles, Apparel & Luxury Goods 2.8%
NIKE, Inc., Class B	167,310	9,872,963
PVH Corp.	131,510	14,046,583
Under Armour, Inc., Class A*	276,040	14,133,248

		38,052,794

Tobacco 2.9%
Philip Morris International, Inc.	420,200	38,956,742

Total Common Stocks (cost $1,093,444,260)		1,337,360,616

Mutual Fund 1.0%

	Shares	Market Value
Money Market Fund 1.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (b)	14,044,051	14,044,051

Total Mutual Fund (cost $14,044,051)		14,044,051

Repurchase Agreements 1.4%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.18%, dated 03/28/13, due 04/01/13, repurchase price $5,000,075, collateralized by U.S. Government Agency Securities ranging from 0.17% - 1.38%, maturing 03/27/14 - 03/09/18 total market value $5,100,015. (c)	$5,000,000	5,000,000
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $14,286,440, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 - 02/15/43; total market value $14,571,926. (c)	14,286,202	14,286,202
Total Repurchase Agreements (cost $19,286,202)		$19,286,202

Total Investments (cost $1,126,774,513) (d) — 101.5%		1,370,690,869
Liabilities in excess of other assets — (1.5%)		(19,608,719)

NET ASSETS — 100.0%		$1,351,082,150

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $19,136,339.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $19,286,202.
(d)	At March 31, 2013, the tax basis cost of the Fund’s investments was $1,132,453,063, tax unrealized appreciation and depreciation were $248,872,537 and $(10,634,731), respectively.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets

Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,337,360,616	$—	$—	$1,337,360,616
Mutual Fund	14,044,051	—	—	14,044,051
Repurchase Agreements	—	19,286,202	—	19,286,202

Total	$1,351,404,667	$19,286,202	$—	$1,370,690,869

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 99.0%
	Shares	Market Value
Aerospace & Defense 1.4%
Alliant Techsystems, Inc.	30,160	$2,184,489
B/E Aerospace, Inc.*	96,383	5,810,931
Esterline Technologies Corp.*	28,519	2,158,888
Exelis, Inc.	173,299	1,887,226
Huntington Ingalls Industries, Inc.	45,650	2,434,514
Triumph Group, Inc.	46,121	3,620,499

		18,096,547

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	95,505	1,382,912

Airlines 0.4%
Alaska Air Group, Inc.*	64,730	4,140,131
JetBlue Airways Corp.*(a)	206,716	1,426,340

		5,566,471

Auto Components 0.2%
Gentex Corp.	131,734	2,635,997

Automobiles 0.1%
Thor Industries, Inc.	40,462	1,488,597

Biotechnology 2.1%
Regeneron Pharmaceuticals, Inc.*	70,288	12,398,803
United Therapeutics Corp.*	42,949	2,614,306
Vertex Pharmaceuticals, Inc.*	200,771	11,038,389

		26,051,498

Building Products 0.7%
Fortune Brands Home & Security, Inc.*	151,115	5,656,235
Lennox International, Inc.	42,088	2,672,167

		8,328,402

Capital Markets 2.4%
Affiliated Managers Group, Inc.*	48,377	7,429,256
Apollo Investment Corp.	186,729	1,561,054
Eaton Vance Corp.	107,014	4,476,396
Federated Investors, Inc., Class B(a)	86,495	2,047,337
Greenhill & Co., Inc.	23,646	1,262,224
Janus Capital Group, Inc.(a)	175,146	1,646,372
Raymond James Financial, Inc.	103,923	4,790,850
SEI Investments Co.	123,919	3,575,063
Waddell & Reed Financial, Inc., Class A	78,768	3,448,463

		30,237,015

Chemicals 2.7%
Albemarle Corp.	81,747	5,110,823
Ashland, Inc.	67,590	5,021,937
Cabot Corp.	55,172	1,886,882
Cytec Industries, Inc.	41,250	3,055,800
Intrepid Potash, Inc.	49,378	926,331
Minerals Technologies, Inc.	32,280	1,339,943
NewMarket Corp.	9,879	2,572,096
Olin Corp.	73,791	1,861,009
RPM International, Inc.	121,795	3,846,286
Scotts Miracle-Gro Co. (The), Class A	35,729	1,544,922
Sensient Technologies Corp.	46,007	1,798,414
Valspar Corp.	76,974	4,791,632

		33,756,075

Commercial Banks 3.9%
Associated Banc-Corp.	154,604	2,348,435
BancorpSouth, Inc.	76,595	1,248,498
Bank of Hawaii Corp.	41,292	2,098,046
Cathay General Bancorp	67,436	1,356,812
City National Corp.	43,623	2,569,831
Commerce Bancshares, Inc.	70,939	2,896,439
Cullen/Frost Bankers, Inc.	56,608	3,539,698
East West Bancorp, Inc.	128,949	3,310,121
First Niagara Financial Group, Inc.	324,478	2,874,875
FirstMerit Corp.(a)	100,926	1,668,307
Fulton Financial Corp.	182,621	2,136,666
Hancock Holding Co.	78,112	2,415,223
International Bancshares Corp.	50,094	1,041,955
Prosperity Bancshares, Inc.	40,916	1,939,009
Signature Bank*	42,489	3,346,434
SVB Financial Group*	41,190	2,922,019
Synovus Financial Corp.	723,184	2,003,220
TCF Financial Corp.	150,008	2,244,120
Trustmark Corp.	61,703	1,543,192
Valley National Bancorp(a)	183,187	1,875,835
Webster Financial Corp.	73,829	1,791,091
Westamerica Bancorporation	25,005	1,133,477

		48,303,303

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	43,967	1,242,507
Clean Harbors, Inc.*	48,639	2,825,439
Copart, Inc.*	97,598	3,345,659
Deluxe Corp.	46,732	1,934,705
Herman Miller, Inc.	53,728	1,486,654
HNI Corp.	41,373	1,468,328
Mine Safety Appliances Co.	28,614	1,419,827
Rollins, Inc.	60,596	1,487,632
RR Donnelley & Sons Co.(a)	165,934	1,999,505
Waste Connections, Inc.	113,489	4,083,334

		21,293,590

Communications Equipment 0.9%
ADTRAN, Inc.(a)	57,128	1,122,565
Ciena Corp.*	93,446	1,496,071
InterDigital, Inc.	37,866	1,811,131
Plantronics, Inc.	39,205	1,732,469
Polycom, Inc.*	162,912	1,805,065
Riverbed Technology, Inc.*	150,307	2,241,077
Tellabs, Inc.	308,246	644,234

		10,852,612

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)
	Shares	Market Value
Computers & Peripherals 0.7%
Diebold, Inc.	58,210	$1,764,927
Lexmark International, Inc., Class A(a)	58,138	1,534,843
NCR Corp.*	150,620	4,151,087
QLogic Corp.*	83,671	970,584

		8,421,441

Construction & Engineering 1.0%
AECOM Technology Corp.*	96,393	3,161,690
Granite Construction, Inc.	32,799	1,044,320
KBR, Inc.	135,837	4,357,651
URS Corp.	70,675	3,350,702

		11,914,363

Construction Materials 0.3%
Martin Marietta Materials, Inc.	42,222	4,307,488

Containers & Packaging 1.6%
AptarGroup, Inc.	60,932	3,494,450
Greif, Inc., Class A	27,960	1,499,215
Packaging Corp. of America	90,344	4,053,735
Rock Tenn Co., Class A	66,067	6,130,357
Silgan Holdings, Inc.	41,609	1,966,025
Sonoco Products Co.	92,948	3,252,251

		20,396,033

Distributors 0.5%
LKQ Corp.*	274,559	5,974,404

Diversified Consumer Services 0.8%
DeVry, Inc.	52,326	1,661,351
Matthews International Corp., Class A	25,451	887,985
Regis Corp.	52,100	947,699
Service Corp. International	194,278	3,250,271
Sotheby’s	62,500	2,338,125
Strayer Education, Inc.(a)	10,457	505,910

		9,591,341

Diversified Financial Services 0.5%
CBOE Holdings, Inc.	80,312	2,966,726
MSCI, Inc.*	110,639	3,753,981

		6,720,707

Diversified Telecommunication Services 0.3%
tw telecom, inc.*	139,944	3,525,189

Electric Utilities 2.2%
Cleco Corp.	56,023	2,634,762
Great Plains Energy, Inc.	141,306	3,276,886
Hawaiian Electric Industries, Inc.(a)	90,279	2,501,631
IDACORP, Inc.	46,146	2,227,467
NV Energy, Inc.	216,323	4,332,950
OGE Energy Corp.	90,907	6,361,672
PNM Resources, Inc.	73,308	1,707,343
Westar Energy, Inc.	116,666	3,870,978

		26,913,689

Electrical Equipment 1.8%
Acuity Brands, Inc.	39,386	2,731,419
AMETEK, Inc.	223,861	9,706,613
General Cable Corp.*	45,747	1,675,712
Hubbell, Inc., Class B	49,107	4,768,781
Regal-Beloit Corp.	41,389	3,375,687

		22,258,212

Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc.*	97,556	3,962,725
Avnet, Inc.*	126,055	4,563,191
Ingram Micro, Inc., Class A*	138,489	2,725,464
Itron, Inc.*	36,170	1,678,288
National Instruments Corp.	87,458	2,864,250
Tech Data Corp.*	34,753	1,585,084
Trimble Navigation Ltd.*	234,940	7,038,802
Vishay Intertechnology, Inc.*	121,415	1,652,458

		26,070,262

Energy Equipment & Services 2.8%
Atwood Oceanics, Inc.*	52,555	2,761,240
CARBO Ceramics, Inc.(a)	18,100	1,648,367
Dresser-Rand Group, Inc.*	69,835	4,306,026
Dril-Quip, Inc.*	33,558	2,925,251
Helix Energy Solutions Group, Inc.*	90,622	2,073,431
Oceaneering International, Inc.	99,519	6,609,057
Oil States International, Inc.*	50,495	4,118,877
Patterson-UTI Energy, Inc.	134,287	3,201,402
Superior Energy Services, Inc.*	146,745	3,810,968
Tidewater, Inc.	45,461	2,295,780
Unit Corp.*	40,307	1,835,984

		35,586,383

Food & Staples Retailing 0.4%
Harris Teeter Supermarkets, Inc.	45,526	1,944,415
SUPERVALU, Inc.(a)	196,545	990,587
United Natural Foods, Inc.*	45,353	2,231,368

		5,166,370

Food Products 2.0%
Flowers Foods, Inc.	105,632	3,479,518
Green Mountain Coffee Roasters, Inc.*(a)	113,654	6,451,001
Hillshire Brands Co.	113,130	3,976,519
Ingredion, Inc.	71,101	5,142,024
Lancaster Colony Corp.	17,848	1,374,296
Post Holdings, Inc.*	30,069	1,290,862
Smithfield Foods, Inc.*	114,872	3,041,811
Tootsie Roll Industries, Inc.(a)	19,343	578,559

		25,334,590

Gas Utilities 1.5%
Atmos Energy Corp.	83,246	3,553,772
National Fuel Gas Co.	76,828	4,713,398
Questar Corp.	161,129	3,920,268
UGI Corp.	104,149	3,998,280
WGL Holdings, Inc.	47,550	2,096,955

		18,282,673

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)
	Shares	Market Value
Health Care Equipment & Supplies 2.5%
Cooper Cos., Inc. (The)	44,450	$4,795,266
Hill-Rom Holdings, Inc.	55,527	1,955,661
Hologic, Inc.*	246,334	5,567,148
IDEXX Laboratories, Inc.*	50,224	4,640,195
Masimo Corp.	48,061	942,957
ResMed, Inc.(a)	132,042	6,121,467
STERIS Corp.	53,806	2,238,868
Teleflex, Inc.	37,707	3,186,619
Thoratec Corp.*	53,015	1,988,062

		31,436,243

Health Care Providers & Services 3.0%
Community Health Systems, Inc.	84,811	4,019,193
Health Management Associates, Inc., Class A*	236,726	3,046,663
Health Net, Inc.*	72,935	2,087,400
Henry Schein, Inc.*	80,583	7,457,957
LifePoint Hospitals, Inc.*	43,206	2,093,763
MEDNAX, Inc.*	46,028	4,125,490
Omnicare, Inc.	96,291	3,920,969
Owens & Minor, Inc.(a)	58,244	1,896,425
Universal Health Services, Inc., Class B	81,838	5,226,993
VCA Antech, Inc.*	81,339	1,910,653
WellCare Health Plans, Inc.*	39,771	2,305,127

		38,090,633

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	158,532	2,154,450
HMS Holdings Corp.*	80,106	2,174,878

		4,329,328

Hotels, Restaurants & Leisure 1.4%
Bally Technologies, Inc.*	37,918	1,970,599
Bob Evans Farms, Inc.	25,662	1,093,714
Brinker International, Inc.	65,139	2,452,483
Cheesecake Factory, Inc. (The)	45,076	1,740,384
International Speedway Corp., Class A	23,505	768,143
Life Time Fitness, Inc.*	36,556	1,563,866
Panera Bread Co., Class A*	25,848	4,271,124
Scientific Games Corp., Class A*	48,288	422,520
Wendy’s Co. (The)	259,159	1,469,432
WMS Industries, Inc.*	50,400	1,270,584

		17,022,849

Household Durables 2.4%
Jarden Corp.*	101,980	4,369,843
KB Home	72,191	1,571,598
M.D.C. Holdings, Inc.	35,857	1,314,159
Mohawk Industries, Inc.*	53,586	6,061,649
NVR, Inc.*	4,321	4,667,155
Tempur-Pedic International, Inc.*	55,020	2,730,643
Toll Brothers, Inc.*	138,463	4,740,973
Tupperware Brands Corp.	49,707	4,063,050

		29,519,070

Household Products 1.1%
Church & Dwight Co., Inc.	126,981	8,206,782
Energizer Holdings, Inc.	56,952	5,679,823

		13,886,605

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	58,405	3,959,275

Information Technology Services 3.2%
Acxiom Corp.*	67,950	1,386,180
Alliance Data Systems Corp.*	45,893	7,429,618
Broadridge Financial Solutions, Inc.	112,139	2,785,533
Convergys Corp.	97,792	1,665,398
CoreLogic, Inc.*	90,054	2,328,796
DST Systems, Inc.	27,704	1,974,464
Gartner, Inc.*	85,916	4,674,690
Global Payments, Inc.	72,445	3,597,619
Jack Henry & Associates, Inc.	79,293	3,664,130
Lender Processing Services, Inc.	78,146	1,989,597
ManTech International Corp., Class A(a)	21,828	586,518
NeuStar, Inc., Class A*	60,864	2,832,002
VeriFone Systems, Inc.*	99,361	2,054,785
WEX, Inc.*	35,615	2,795,777

		39,765,107

Insurance 4.8%
Alleghany Corp.*	15,519	6,144,283
American Financial Group, Inc.	68,909	3,264,908
Arthur J. Gallagher & Co.	115,827	4,784,813
Aspen Insurance Holdings Ltd.	64,374	2,483,549
Brown & Brown, Inc.	108,619	3,480,153
Everest Re Group Ltd.	47,020	6,106,017
Fidelity National Financial, Inc., Class A	197,711	4,988,249
First American Financial Corp.	98,971	2,530,689
Hanover Insurance Group, Inc. (The)	41,089	2,041,302
HCC Insurance Holdings, Inc.	92,575	3,890,927
Kemper Corp.	50,122	1,634,478
Mercury General Corp.	33,067	1,254,231
Old Republic International Corp.	222,082	2,822,662
Primerica, Inc.	42,098	1,379,972
Protective Life Corp.	71,914	2,574,521
Reinsurance Group of America, Inc.	68,032	4,059,469
StanCorp Financial Group, Inc.	40,880	1,748,029
W.R. Berkley Corp.	101,388	4,498,586

		59,686,838

Internet & Catalog Retail 0.1%
HSN, Inc.	33,988	1,864,582

Internet Software & Services 1.6%
AOL, Inc.*	70,965	2,731,443
Equinix, Inc.*	44,908	9,714,049
Monster Worldwide, Inc.*	107,575	545,405
Rackspace Hosting, Inc.*	101,577	5,127,607
ValueClick, Inc.*	65,507	1,935,732

		20,054,236

Leisure Equipment & Products 0.4%
Polaris Industries, Inc.	58,570	5,417,139

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)
	Shares	Market Value
Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A*	18,517	$2,333,142
Charles River Laboratories International, Inc.*	44,342	1,963,020
Covance, Inc.*	50,719	3,769,436
Mettler-Toledo International, Inc.*	27,886	5,945,853
Techne Corp.	31,871	2,162,448

		16,173,899

Machinery 5.4%
AGCO Corp.	89,293	4,653,951
CLARCOR, Inc.	45,659	2,391,618
Crane Co.	44,330	2,476,274
Donaldson Co., Inc.	124,155	4,493,169
Gardner Denver, Inc.	45,225	3,396,850
Graco, Inc.	55,990	3,249,100
Harsco Corp.	74,223	1,838,504
IDEX Corp.	75,940	4,056,715
ITT Corp.	84,942	2,414,901
Kennametal, Inc.	72,901	2,846,055
Lincoln Electric Holdings, Inc.	76,327	4,135,397
Nordson Corp.	52,232	3,444,700
Oshkosh Corp.*	80,397	3,416,069
SPX Corp.	43,238	3,414,072
Terex Corp.*(b)	101,870	3,506,365
Timken Co.	73,275	4,145,900
Trinity Industries, Inc.	72,807	3,300,341
Valmont Industries, Inc.	21,610	3,398,605
Wabtec Corp.	43,915	4,484,161
Woodward, Inc.	55,625	2,211,650

		67,274,397

Marine 0.4%
Kirby Corp.*	52,194	4,008,499
Matson, Inc.	39,278	966,239

		4,974,738

Media 1.2%
AMC Networks, Inc., Class A*	53,300	3,367,494
Cinemark Holdings, Inc.	94,148	2,771,717
DreamWorks Animation SKG, Inc., Class A*(a)	65,998	1,251,322
John Wiley & Sons, Inc., Class A	43,181	1,682,332
Lamar Advertising Co., Class A*	50,971	2,477,700
Meredith Corp.(a)	33,077	1,265,526
New York Times Co. (The), Class A*	112,281	1,100,354
Scholastic Corp.	24,514	653,298
Valassis Communications, Inc.(a)	36,031	1,076,246

		15,645,989

Metals & Mining 1.6%
Carpenter Technology Corp.	40,736	2,007,877
Commercial Metals Co.	107,228	1,699,564
Compass Minerals International, Inc.	30,623	2,416,155
Reliance Steel & Aluminum Co.	70,176	4,994,426
Royal Gold, Inc.	59,853	4,251,359
Steel Dynamics, Inc.	202,560	3,214,627
Worthington Industries, Inc.	48,677	1,508,013

		20,092,021

Multiline Retail 0.2%
Big Lots, Inc.*	53,281	1,879,221
Saks, Inc.*(a)	93,326	1,070,449

		2,949,670

Multi-Utilities 1.1%
Alliant Energy Corp.	102,134	5,125,084
Black Hills Corp.	40,700	1,792,428
MDU Resources Group, Inc.	173,765	4,342,387
Vectren Corp.	75,649	2,679,488

		13,939,387

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	46,890	2,209,926

Oil, Gas & Consumable Fuels 3.1%
Alpha Natural Resources, Inc.*	203,138	1,667,763
Arch Coal, Inc.(a)	195,367	1,060,843
Bill Barrett Corp.*(a)	44,299	897,941
Cimarex Energy Co.	79,510	5,998,234
Energen Corp.	66,463	3,456,741
Forest Oil Corp.*	109,883	577,985
HollyFrontier Corp.	187,300	9,636,585
Northern Oil and Gas, Inc.*(a)	54,475	783,350
Plains Exploration & Production Co.*	118,705	5,634,926
Quicksilver Resources, Inc.*(a)	110,513	248,654
Rosetta Resources, Inc.*	48,439	2,304,728
SM Energy Co.	60,925	3,607,978
World Fuel Services Corp.	66,447	2,639,275

		38,515,003

Paper & Forest Products 0.4%
Domtar Corp.	32,003	2,484,073
Louisiana-Pacific Corp.*	128,185	2,768,796

		5,252,869

Pharmaceuticals 0.3%
Endo Health Solutions, Inc.*	104,995	3,229,646

Professional Services 0.9%
Corporate Executive Board Co. (The)	30,717	1,786,501
FTI Consulting, Inc.*	37,587	1,415,526
Manpower, Inc.	70,731	4,011,862
Towers Watson & Co., Class A	51,939	3,600,412

		10,814,301

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)
	Shares	Market Value
Real Estate Investment Trusts (REITs) 10.4%
Alexandria Real Estate Equities, Inc.	58,655	$4,163,332
American Campus Communities, Inc.	96,314	4,366,877
BioMed Realty Trust, Inc.	169,421	3,659,494
BRE Properties, Inc.	70,803	3,446,690
Camden Property Trust	77,741	5,339,252
Corporate Office Properties Trust	78,753	2,101,130
Corrections Corp. of America	92,252	3,604,286
Duke Realty Corp.	295,966	5,025,503
Equity One, Inc.	56,905	1,364,013
Essex Property Trust, Inc.	34,878	5,251,929
Extra Space Storage, Inc.	94,774	3,721,775
Federal Realty Investment Trust	59,743	6,454,634
Highwoods Properties, Inc.	74,117	2,932,810
Home Properties, Inc.	47,425	3,007,693
Hospitality Properties Trust	126,608	3,474,123
Kilroy Realty Corp.	68,950	3,612,980
Liberty Property Trust	110,034	4,373,851
Macerich Co. (The)	126,398	8,137,503
Mack-Cali Realty Corp.	76,859	2,198,936
National Retail Properties, Inc.	106,576	3,854,854
Omega Healthcare Investors, Inc.	103,962	3,156,286
Potlatch Corp.	37,180	1,705,075
Rayonier, Inc.	114,722	6,845,462
Realty Income Corp.	178,513	8,095,565
Regency Centers Corp.	83,184	4,401,265
Senior Housing Properties Trust	173,050	4,642,931
SL Green Realty Corp.	83,985	7,231,948
Taubman Centers, Inc.	57,530	4,467,780
UDR, Inc.	230,215	5,568,901
Weingarten Realty Investors	102,873	3,245,643

		129,452,521

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.*	39,592	1,415,414
Jones Lang LaSalle, Inc.	40,539	4,029,982

		5,445,396

Road & Rail 2.2%
Con-way, Inc.	51,537	1,814,618
Genesee & Wyoming, Inc., Class A*	45,472	4,233,898
J.B. Hunt Transport Services, Inc.	83,290	6,203,439
Kansas City Southern	101,361	11,240,935
Landstar System, Inc.	42,787	2,442,710
Werner Enterprises, Inc.	41,137	993,047

		26,928,647

Semiconductors & Semiconductor Equipment 2.0%
Atmel Corp.*	404,307	2,813,977
Cree, Inc.*	107,341	5,872,626
Cypress Semiconductor Corp.*(a)	123,564	1,362,911
Fairchild Semiconductor International, Inc.*	116,910	1,653,107
Integrated Device Technology, Inc.*	133,761	999,195
International Rectifier Corp.*	63,672	1,346,663
Intersil Corp., Class A	116,271	1,012,720
MEMC Electronic Materials, Inc.*	212,928	936,883
RF Micro Devices, Inc.*	257,332	1,369,006
Semtech Corp.*	60,936	2,156,525
Silicon Laboratories, Inc.*	35,538	1,469,852
Skyworks Solutions, Inc.*	176,668	3,891,996

		24,885,461

Software 4.4%
ACI Worldwide, Inc.*	36,311	1,774,155
Advent Software, Inc.*	29,283	819,046
ANSYS, Inc.*	85,522	6,963,201
Cadence Design Systems, Inc.*	259,236	3,611,157
CommVault Systems, Inc.*	39,503	3,238,456
Compuware Corp.*	195,297	2,441,213
Concur Technologies, Inc.*(a)	41,968	2,881,523
FactSet Research Systems, Inc.(a)	37,411	3,464,259
Fair Isaac Corp.	32,673	1,492,829
Informatica Corp.*	99,237	3,420,699
Mentor Graphics Corp.	86,953	1,569,502
MICROS Systems, Inc.*	73,013	3,322,822
PTC, Inc.*	110,019	2,804,384
Rovi Corp.*	95,678	2,048,466
SolarWinds, Inc.*	56,570	3,343,287
Solera Holdings, Inc.	63,392	3,697,655
Synopsys, Inc.*	141,509	5,077,343
TIBCO Software, Inc.*	143,109	2,893,664

		54,863,661

Specialty Retail 4.0%
Aaron’s, Inc.	64,849	1,859,869
Advance Auto Parts, Inc.	67,777	5,601,769
Aeropostale, Inc.*	72,042	979,771
American Eagle Outfitters, Inc.	165,830	3,101,021
Ann, Inc.*	44,520	1,291,970
Ascena Retail Group, Inc.*	116,810	2,166,826
Barnes & Noble, Inc.*(a)	34,747	571,588
Cabela’s, Inc.*	42,551	2,586,250
Chico’s FAS, Inc.	152,520	2,562,336
Dick’s Sporting Goods, Inc.	90,294	4,270,906
Foot Locker, Inc.	138,699	4,749,054
Guess?, Inc.	56,446	1,401,554
Office Depot, Inc.*	263,060	1,033,826
Rent-A-Center, Inc.	53,572	1,978,950
Signet Jewelers Ltd.	74,526	4,993,242
Tractor Supply Co.	63,685	6,631,519
Williams-Sonoma, Inc.	79,398	4,090,585

		49,871,036

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)
	Shares	Market Value
Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.*	46,969	$2,689,915
Deckers Outdoor Corp.*(a)	31,662	1,763,257
Hanesbrands, Inc.*	90,477	4,122,132
Under Armour, Inc., Class A*	71,345	3,652,864

		12,228,168

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	75,595	745,367
New York Community Bancorp, Inc.	405,212	5,814,792
Washington Federal, Inc.	96,822	1,694,385

		8,254,544

Tobacco 0.1%
Universal Corp.(a)	21,465	1,202,899

Trading Companies & Distributors 1.0%
GATX Corp.	43,162	2,243,129
MSC Industrial Direct Co., Inc., Class A	43,003	3,688,798
United Rentals, Inc.*	85,591	4,704,937
Watsco, Inc.	27,356	2,302,828

		12,939,692

Water Utilities 0.3%
Aqua America, Inc.	129,151	4,060,508

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	92,466	1,948,259

Total Common Stocks (cost $942,538,017)		1,236,640,707

Mutual Fund 1.0%

	Shares	Market Value
Money Market Fund 1.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (c)	12,797,528	12,797,528

Total Mutual Fund (cost $12,797,528)		12,797,528

Repurchase Agreements 3.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.18%, dated 03/28/13, due 04/01/13, repurchase price $35,000,525, collateralized by U.S. Government Agency Mortgage Securities, ranging from 0.17% - 1.38%, maturing 03/27/14 - 03/09/18; total market value $35,700,102. (d)	$35,000,000	$35,000,000
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $6,862,764, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 - 02/15/43; total market value $6,999,903. (d)	6,862,650	6,862,650

Total Repurchase Agreements (cost $41,862,650)		41,862,650

Total Investments (cost $997,198,195) (e) — 103.3%		1,291,300,885
Liabilities in excess of other assets — (3.3%)		(41,204,852)

NET ASSETS — 100.0%		$1,250,096,033

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $40,874,628.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of March 31, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $41,862,650.
(e)	At March 31, 2013, the tax basis cost of the Fund’s investments was $1,020,785,017, tax unrealized appreciation and depreciation were $327,835,140 and $(57,319,272), respectively.

LLC	Limited Liability Company
Ltd.	Limited
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Mid Cap Index Fund

At March 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
125	S&P MID 400 E-Mini	06/21/13	$14,387,500	$141,620

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Mid Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets

Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,236,640,707	$—	$—	$1,236,640,707
Futures Contracts	141,620	—	—	141,620
Mutual Fund	12,797,528	—	—	12,797,528
Repurchase Agreements	—	41,862,650	—	41,862,650

Total	$1,249,579,855	$41,862,650	$—	$1,291,442,505

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Mid Cap Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2013

Assets:		Fair Value
Futures Contracts Equity contracts	Unrealized appreciation from futures contracts	$141,620

Total		$141,620

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Money Market Fund

Asset-Backed Securities 5.5%

	Principal Amount	Market Value
Banking 0.6%
HLSS Servicer Advance Receivables Trust, Series 2012-MM1, Class A, 0.65%, 09/16/13 (a)(b)	$11,538,462	$11,538,462

Finance-Automotive 2.8%
ARI Fleet Lease Trust, Series 2013-A, Class A1, 0.26%, 04/15/14 (b)	15,000,000	15,000,000
Hyundai Auto Receivables Trust, Series 2013-A, Class A1, 0.20%, 02/18/14	19,037,287	19,037,287
Santander Drive Auto Receivables Trust, Series 2012-6, Class A1, 0.30%, 10/15/13	2,711,854	2,711,854
SMART ABS, Series 2013-1US Trust, Class A1, 0.23%, 01/14/14	19,252,085	19,252,085

		56,001,226

Finance-Equipment 2.0%
CNH Equipment Trust, Series 2013-A, Class A1, 0.23%, 03/14/14	28,491,793	28,491,793
GE Equipment Small Ticket LLC, Series 2012-1A, Class A1, 0.43%, 06/21/13 (b)	688,396	688,396
Macquarie Equipment Funding Trust, Series 2012-A, Class A1, 0.29%, 10/21/13 (b)	2,469,351	2,469,351
Volvo Financial Equipment LLC, Series 2013-1A, Class A1, 0.26%, 04/15/14 (b)	10,000,000	10,000,000

		41,649,540

Finance-Retail 0.1%
Fosse Master Issuer PLC, Series 2012-1A, Class 1A1, 0.38%, 04/18/13 (b)(c)	2,500,000	2,500,000

Total Asset-Backed Securities (cost $111,689,228)		111,689,228

Certificates of Deposit 6.4%

	Principal Amount	Market Value
Banking 6.4%
Bank of Montreal, 0.37%, 2/12/14(c)	$12,000,000	$12,000,000
Royal Bank of Canada, Montreal 0.45%, 05/22/13(c)	44,000,000	44,000,000
0.36%, 02/04/14(c)	20,000,000	20,000,000
Societe Generale, 0.29%, 05/14/13	35,000,000	35,000,000
Toronto Dominion Bank, 0.28%, 09/13/13(c)	20,000,000	20,000,000

		131,000,000

Total Certificates of Deposit (cost $131,000,000)		131,000,000

Commercial Paper 45.9%

	Principal Amount	Market Value
Banking 2.7%
ASB Finance Ltd., 0.29%, 05/16/13(b)	25,600,000	25,590,720
Westpac Banking Corp., 0.25%, 05/29/13(c)	30,000,000	30,000,000

		55,590,720

Electric Power 1.2%
Electricite de France SA 0.18%, 04/18/13(b)	3,000,000	2,999,745
0.22%, 05/07/13(b)	21,000,000	20,995,380

		23,995,125

Finance-Automotive 7.9%
FCAR Owner Trust 0.31%, 04/01/13	1,000,000	1,000,000
0.29%, 04/09/13	12,000,000	11,999,227
0.34%, 07/01/13	7,550,000	7,543,511
0.34%, 07/15/13	10,000,000	9,990,083
0.33%, 08/01/13	25,000,000	24,972,042
0.25%, 08/07/13	23,750,000	23,728,755
0.29%, 09/16/13	22,000,000	21,970,227
Toyota Motor Credit Corp. 0.25%, 09/06/13	34,900,000	34,861,707
0.27%, 09/16/13	25,700,000	25,667,618

		161,733,170

Finance-Commercial 12.3%
Atlantic Asset Securitization LLC 0.24%, 04/03/13(b)	15,000,000	14,999,800
0.29%, 09/04/13(b)(c)	15,000,000	14,999,361
Fairway Finance Co. LLC 0.20%, 04/10/13(b)	18,758,000	18,757,062
0.23%, 06/17/13(b)(c)	20,000,000	20,000,000
0.23%, 07/11/13(b)(c)	5,000,000	5,000,000
0.23%, 07/18/13(b)(c)	11,000,000	11,000,000
0.24%, 07/22/13(b)(c)	11,000,000	11,000,000
General Electric Capital Corp., 0.20%, 06/14/13	50,000,000	49,979,444
Market Street Funding LLC 0.19%, 04/12/13(b)	20,000,000	19,998,839
0.19%, 04/25/13(b)	84,000,000	83,989,360

		249,723,866

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Money Market Fund

Commercial Paper (continued)

	Principal Amount	Market Value
Finance-Retail 12.7%
Barton Capital LLC 0.28%, 04/19/13(b)	$9,000,000	$8,998,740
0.28%, 05/01/13(b)	30,000,000	29,993,000
Chariot Funding LLC 0.32%, 05/09/13(b)	30,000,000	29,989,867
0.25%, 09/17/13(b)	6,250,000	6,242,665
Jupiter Securitization Co. LLC 0.30%, 04/01/13(b)	20,000,000	20,000,000
0.20%, 04/08/13(b)	8,000,000	7,999,689
0.28%, 04/29/13(b)	22,000,000	21,995,209
0.32%, 05/08/13(b)	13,000,000	12,995,724
0.18%, 05/21/13(b)	20,000,000	19,995,000
0.18%, 06/19/13(b)	16,000,000	15,993,680
Salisbury Receivables Co. LLC 0.22%, 04/15/13(b)	10,000,000	9,999,144
0.21%, 04/22/13(b)	15,000,000	14,998,163
0.20%, 05/10/13(b)	30,000,000	29,993,500
0.21%, 06/12/13(b)	4,000,000	3,998,320
Sheffield Receivables Corp., 0.21%, 05/15/13(b)	25,000,000	24,993,583

		258,186,284

Food & Beverage 2.1%
Nestle Capital Corp. 0.23%, 05/15/13(b)	5,000,000	4,998,595
0.37%, 09/05/13(b)	37,000,000	36,940,296

		41,938,891

Sovereign 7.0%
Erste Abwicklungsanstalt, 0.23%, 07/31/13(b)	46,750,000	46,713,860
Kells Funding LLC 0.29%, 04/03/13(b)	10,000,000	9,999,839
0.36%, 04/23/13(b)	5,000,000	4,998,900
0.34%, 05/02/13(b)	21,000,000	20,993,851
0.33%, 05/08/13(b)	30,000,000	29,989,825
0.26%, 08/20/13(b)	30,000,000	29,969,450

		142,665,725

Total Commercial Paper (cost $933,833,781)		933,833,781

Corporate Bonds 10.4%

	Principal Amount	Market Value
Banking 5.4%
Bank of America N.A. 0.30%, 05/29/13	$50,000,000	$50,000,000
0.30%, 06/06/13	45,000,000	45,000,000
PNC Bank, N.A., 0.54%, 02/20/14(c)	5,000,000	5,000,000
Wells Fargo Bank, N.A., 0.35%, 02/21/14(c)	10,000,000	10,000,000

		110,000,000

Chemicals 0.3%
Du Pont (E.I.) de Nemours & Co., 5.00%, 07/15/13	6,250,000	6,334,494

Electronics 0.5%
IBM Corp., 2.10%, 05/06/13	10,700,000	10,718,980

Finance-Automotive 2.0%
Toyota Motor Credit Corp., 0.29%, 02/24/14(c)	40,000,000	40,000,000

Finance-Commercial 0.7%
General Electric Capital Corp., 1.16%, 01/07/14(c)	15,000,000	15,100,482

Insurance 1.4%
Metropolitan Life Global Funding I, 5.13%, 04/10/13(b)	8,175,000	8,184,979
Metropolitan Life Insurance Co., 0.54%, 05/14/13(a)(c)	20,000,000	20,000,000

		28,184,979

Pharmaceuticals and Health Care 0.1%
Merck & Co., Inc., 5.30%, 12/01/13	2,410,000	2,490,089

Total Corporate Bonds (cost $212,829,024)		212,829,024

Municipal Bonds 5.4%

	Principal Amount	Market Value
Illinois 1.0%
Illinois State, 0.27%, 04/01/13(b)(c)	20,860,000	20,860,000

Other Territories 4.4%
BlackRock Investment Quality Municipal Trust, Inc., 0.20%, 04/01/13(b)(c)	90,000,000	90,000,000

Total Municipal Bonds (cost $110,860,000)		110,860,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Money Market Fund

Mutual Fund 5.9%

	Shares	Market Value
Asset Management 5.9%
Federated Prime Obligations Fund, Institutional Shares, 0.09% (d)	120,739,658	$120,739,658

Total Mutual Fund (cost $120,739,658)		120,739,658

U.S. Treasury Note 1.5%

	Principal Amount	Market Value
U.S. Treasury Note, 1.75%, 04/15/13	$30,000,000	30,017,267

Total U.S. Treasury Note (cost $30,017,267)		30,017,267

Repurchase Agreement 19.2%

	Principal Amount	Market Value
RBS Securities, Inc., 0.15%, dated 03/28/13, due 04/01/13, repurchase price $390,007,500, collateralized by U.S. Government Treasury Securities, ranging from 0.25% - 4.63%, maturing 04/30/13 - 01/31/20; total market value $397,801,732.	$390,001,000	390,001,000

Total Repurchase Agreement (cost $390,001,000)		390,001,000

Total Investments (cost $2,040,969,958) (e) — 100.2%		2,040,969,958
Liabilities in excess of other assets — (0.2)%		(4,659,939)

NET ASSETS — 100.0%		$2,036,310,019

(a)	Illiquid security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2013 was $853,362,355 which represents 41.91% of net assets.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2013. The maturity date represents the actual maturity date.
(d)	Represents 7-day effective yield as of March 31, 2013.
(e)	At March 31, 2013, the tax basis cost of the Fund’s investments was $2,040,969,958, tax unrealized appreciation and depreciation were $0 and $0, respectively.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$111,689,228	$—	$111,689,228
Certificates of Deposit	—	131,000,000	—	131,000,000
Commercial Paper	—	933,833,781	—	933,833,781
Corporate Bonds	—	212,829,024	—	212,829,024
Municipal Bonds	—	110,860,000	—	110,860,000
Mutual Fund	120,739,658	—	—	120,739,658
Repurchase Agreement	—	390,001,000	—	390,001,000
U.S. Treasury Note	—	30,017,267	—	30,017,267

Total	$120,739,658	$1,920,230,300	$—	$2,040,969,958

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 10.9%

	Principal Amount	Market Value
Auto Floor Plan 0.9%
Ally Master Owner Trust Series 2011-3, Class A2, 1.81%, 05/15/16	$175,000	$177,470
Series 2012-1, Class A2, 1.44%, 02/15/17	510,000	515,645
Series 2013-1, Class A2, 1.00%, 02/15/18	875,000	876,470
Ford Credit Floorplan Master Owner Trust, Series 2012-4, Class A1, 0.74%, 09/15/16	670,000	671,093

		2,240,678

Automobile 7.8%
Ally Auto Receivables Trust Series 2010-1, Class A4, 2.30%, 12/15/14	268,250	269,910
Series 2012-2, Class A2, 0.56%, 10/15/14	770,379	770,815
Series 2012-4, Class A1, 0.30%, 09/06/13	11,223	11,225
AmeriCredit Automobile Receivables Trust Series 2010-4, Class B, 1.99%, 10/08/15	255,000	256,857
Series 2011-1, Class A3, 1.39%, 09/08/15	0	0
Series 2011-3, Class B, 2.28%, 06/08/16	535,000	545,282
Series 2012-2, Class A2, 0.76%, 10/08/15	966,010	967,294
Series 2012-5, Class A1, 0.27%, 12/09/13	357,064	357,064
Series 2013-1, Class A1, 0.24%, 02/10/14	286,607	286,607
ARI Fleet Lease Trust, Series 2013-A, Class A1, 0.26%, 04/15/14 (a)	320,000	320,004
Bank of America Auto Trust, Series 2010-1A, Class A4, 2.18%, 02/15/17 (a)	216,271	216,905
BMW Vehicle Lease Trust, Series 2013-1, Class A1, 0.20%, 01/21/14	385,717	385,717
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.95%, 11/07/23 (a)(b)	565,000	567,398
DT Auto Owner Trust Series 2011-3A, Class A, 1.40%, 08/15/14 (a)	41,863	41,890
Series 2012-1A, Class A, 1.05%, 01/15/15 (a)	172,761	172,934
Enterprise Fleet Financing LLC, Series 2013-1, Class A1, 0.26%, 03/20/14 (a)	555,000	555,001
Honda Auto Receivables Owner Trust Series 2011-3, Class A2, 0.67%, 04/21/14	16,448	16,456
Series 2013-1, Class A1, 0.20%, 01/21/14	537,305	537,305
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A1, 0.23%, 03/17/14 (a)	455,000	455,000
Hyundai Auto Receivables Trust Series 2011-B, Class A3, 1.04%, 09/15/15	156,609	157,306
Series 2012-B, Class A2, 0.54%, 01/15/15	1,101,297	1,102,046
Series 2012-C, Class A1, 0.23%, 10/15/13	437,945	437,900
Series 2013-A, Class A1, 0.20%, 02/18/14	456,895	456,895
Motor PLC, Series 12A, Class A1C, 1.29%, 02/25/20 (a)	350,000	352,437
Nissan Auto Receivables Owner Trust, Series 2012-B, Class A1, 0.26%, 08/15/13	115,806	115,804
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A3, 0.84%, 01/16/15 (a)	297,231	297,754
Prestige Auto Receivables Trust, Series 2011-1A, Class A3, 1.90%, 08/15/15 (a)	410,383	411,664
Santander Drive Auto Receivables Trust Series 2010-1, Class A3, 1.84%, 11/17/14	928,592	933,788
Series 2011-2, Class B, 2.66%, 01/15/16	210,000	213,508
Series 2011-3, Class B, 2.50%, 12/15/15	520,000	527,686
Series 2012-1, Class B, 2.72%, 05/16/16	360,000	368,858
Series 2012-2, Class B, 2.09%, 08/15/16	160,000	162,491
Series 2012-6, Class A1, 0.30%, 10/15/13	191,186	191,186
Series 2013-1, Class A1, 0.26%, 01/15/14	625,654	625,641
Series 2013-1, Class B, 1.16%, 01/15/19	620,000	622,019
Series 2013-2, Class A1, 0.26%, 03/17/14	805,000	805,000
Series 2013-2, Class B, 1.33%, 03/15/18	180,000	179,888
SMART Trust Series 2011-1USA, Class A3A, 1.77%, 10/14/14 (a)	595,872	598,594
Series 2011-2USA, Class A4A, 2.31%, 04/14/17 (a)	860,000	883,088
Series 2012-1USA, Class A2A, 1.04%, 09/14/14 (a)	491,793	492,779
Series 2012-1USA, Class A4A, 2.01%, 12/14/17 (a)	330,000	339,372

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities (Continued)

	Principal Amount	Market Value
Series 2012-4US, Class A1, 0.29%, 10/14/13	$45,498	$45,498
Series 2013-1US, Class A1, 0.23%, 01/14/14	827,840	827,829
Series 2013-1US, Class A4A, 1.05%, 10/14/18	290,000	289,312
Tidewater Auto Receivables Trust, Series 2012-AA, Class A1, 0.64%, 11/15/13 (a)	75,979	75,979
Toyota Auto Receivables Owner Trust, Series 2011-A, Class A3, 0.98%, 10/15/14	455,083	455,904
Volkswagen Auto Lease Trust, Series 2011-A, Class A2, 1.00%, 02/20/14	12,376	12,380
Volkswagen Auto Loan Enhanced Trust, Series 2013-1, Class A1, 0.20%, 03/20/14	1,409,958	1,409,958
Westlake Automobile Receivables Trust, Series 2012-1A, Class A1, 0.43%, 09/16/13 (a)	324,293	324,316

		20,450,544

Credit Card 0.2%
American Express Credit Account Master Trust, Series 2010-1, Class A, 0.45%, 11/16/15 (b)	245,000	245,024
Capital One Multi-Asset Execution Trust, Series 2006-A12, Class A, 0.26%, 07/15/16 (b)	215,000	214,959

		459,983

Home Equity 0.1%
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.74%, 08/25/31 (b)	70,980	46,875
Renaissance Home Equity Loan Trust Series 2006-1, Class AF3, 5.61%, 05/25/36 (c)	31,118	22,104
Series 2007-1, Class AF2, 5.51%, 04/25/37 (c)	118,496	66,650

		135,629

Other 1.0%
Arbor Realty Collateralized Loan Obligation 2013-1 Ltd.,, Class A, 2.20%, 02/15/23 (a)(b)	500,000	502,500
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47 (b)	300,000	284,626
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.30%, 04/25/32 (b)	363,824	340,028
Federal National Mortgage Association Grantor Trust, Series 2003-T4, Class 2A5, 5.41%, 09/26/33 (c)	71,525	76,206
GE Equipment Transportation LLC Series 2012-2, Class A1, 0.26%, 10/24/13	160,538	160,539
Series 2013-1, Class A1, 0.26%, 03/24/14	405,000	405,000
John Deere Owner Trust, Series 2012-B, Class A1, 0.27%, 09/16/13	93,962	93,974
Volvo Financial Equipment LLC, Series 2013-1A, Class A1, 0.26%, 04/15/14 (a)	830,000	830,022

		2,692,895

Student Loan 0.9%
SLM Student Loan Trust Series 2005-5, Class A2, 0.38%, 10/25/21 (b)	228,692	228,651
Series 2010-A, Class 2A, 3.45%, 05/15/44 (a)(b)	803,823	851,811
Series 2011-B, Class A2, 3.74%, 02/15/29 (a)	135,000	146,783
Series 2012-A, Class A2, 3.83%, 01/17/45 (a)	310,000	339,367
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)	375,000	401,529
Series 2012-E, Class A2A, 2.09%, 06/15/45 (a)	155,000	158,083
Series 2013-A, Class A2A, 1.77%, 05/17/27 (a)	235,000	234,941

		2,361,165

Total Asset-Backed Securities (cost $27,947,797)		28,340,894

Collateralized Mortgage Obligations 5.6%

	Principal Amount	Market Value
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 03/25/58 (a)(b)	61,056	62,741
Banc of America Mortgage Securities, Inc. Series 2004-I, Class 2A2, 3.10%, 10/25/34 (b)	30,785	30,411
Series 2005-7, Class 1A4, 7.50%, 08/25/35	4,376	4,363
Series 2007-3, Class 1A1, 6.00%, 09/25/37	290,861	270,149
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9, 5.75%, 06/25/36	153,718	155,826
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-11, Class 5A1, 0.50%, 03/25/35 (b)	374,352	283,159
Series 2006-1, Class A2, 6.00%, 03/25/36	118,344	104,054

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
FDIC Trust Series 2011-R1, Class A, 2.67%, 07/25/26 (a)	$544,380	$563,858
Series 2010-R1, Class A, 2.18%, 05/25/50 (a)	137,854	140,155
Federal Home Loan Mortgage Co. Structured Pass Through Securities, Series T-56, Class A5, 5.23%, 05/25/43	158,644	177,244
Federal Home Loan Mortgage Corp. Reference REMIC, Series R006, Class ZA, 6.00%, 04/15/36	363,073	408,725
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class JA, 1.50%, 03/15/15	284,101	285,537
Series 1103, Class N, 1156.50%, 06/15/21	2	47
Series 3558, Class G, 4.00%, 08/15/24	485,000	536,136
Series 3123, Class HT, 5.00%, 03/15/26	125,000	139,759
Series 3150, Class EQ, 5.00%, 05/15/26	120,000	135,867
Series 2129, Class SG, 6.75%, 06/17/27 (b)	497,898	101,711
Series 3599, Class DY, 4.50%, 11/15/29	420,000	490,164
Series 3653, Class B, 4.50%, 04/15/30	405,000	451,462
Series 2649, Class IM, 7.00%, 07/15/33	135,538	28,819
Series 2725, Class TA, 4.50%, 12/15/33	20,000	23,115
Series 3704, Class DC, 4.00%, 11/15/36	164,792	179,835
Federal National Mortgage Association Grantor Trust Series 2001-T5, Class A2, 6.99%, 06/19/41 (b)	213,031	253,084
Series 2001-T5, Class A3, 7.50%, 06/19/41 (b)	140,674	170,600
Series 2001-T4, Class A1, 7.50%, 07/25/41	161,192	192,146
Series 2001-T10, Class A2, 7.50%, 12/25/41	319,294	391,682
Federal National Mortgage Association Interest Strip Series 207, Class 2, 8.00%, 02/01/23	101,885	19,369
Series 264, Class 2, 8.00%, 07/01/24	232,320	48,865
Series 267, Class 2, 8.50%, 10/01/24	254,131	53,852
Series 274, Class 2, 8.50%, 10/01/25	235,909	52,212
Series 277, Class 2, 7.50%, 04/01/27	125,337	29,425
Federal National Mortgage Association REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	110,000	120,767
Series 2009-71, Class MB, 4.50%, 09/25/24	180,000	196,192
Series 2004-70, Class EB, 5.00%, 10/25/24	135,684	149,147
Series 1997-61, Class PK, 8.00%, 08/18/27	175,858	39,233
Series 2009-39, Class LB, 4.50%, 06/25/29	125,000	137,516
Series 2009-96, Class DB, 4.00%, 11/25/29	535,000	581,208
Series 2003-32, Class UI, 6.00%, 05/25/33	262,004	41,158
Series 2003-35, Class UI, 6.50%, 05/25/33	90,772	15,396
Series 2003-41, Class IB, 7.00%, 05/25/33	296,671	71,623
Series 2003-44, Class IB, 6.00%, 06/25/33	76,754	10,857
Series 2010-85, Class NJ, 4.50%, 08/25/40	509,280	538,787
Federal National Mortgage Association Whole Loan, Series 2004-W2, Class 2A2, 7.00%, 02/25/44	242,077	285,306
Franklin Ventures LLC, Series 2010-L2A, Class A, 3.00%, 09/30/19 (a)	283,695	289,724
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 5.10%, 05/25/35 (b)	83,130	81,634
Government National Mortgage Association Series 2010-14, Class A, 4.50%, 06/16/39	134,943	148,516
Series 2010-H12, Class PT, 5.47%, 11/20/59	427,389	470,341
Series 2012-H11, Class CI, 2.89%, 04/20/62 (b)	1,974,894	226,718
Series 2012-H23, Class FI, 0.78%, 10/20/62 (b)	2,274,274	79,245
Series 2013-H03, Class HI, 2.57%, 12/20/62 (b)	1,571,052	215,391
Series 2013-H06, Class HI, 0.00%, 01/20/63 (b)	3,345,897	471,040
Series 2013-H07, Class, 2.61%, 03/20/63 (b)	3,415,000	457,349
Gracechurch Mortgage Financing PLC, Series 2006-1, Class A6, 0.39%, 11/20/56 (a)(b)	49,918	49,908
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 01/25/36 (a)	188,165	192,051
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36 (a)	81,799	85,870
Series 2006-RP1, Class 1A4, 8.50%, 01/25/36 (a)	335,460	360,643
JPMorgan Mortgage Trust Series 2005-A6, Class 1A2, 3.10%, 09/25/35 (b)	195,000	188,426
Series 2005-A8, Class 1A1, 5.22%, 11/25/35 (b)	88,505	86,279
Series 2006-A6, Class 1A2, 2.98%, 10/25/36 (b)	12,717	10,618

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
JPMorgan Reremic, Series 2010-2, Class 2A1, 2.73%, 03/23/37 (a)(b)	$97,404	$96,320
Mastr Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34 (a)	234,798	243,651
NCUA Guaranteed Notes Series 2010-R1, Class 2A, 1.84%, 10/07/20	655,467	663,072
Series 2010-R3, Class 3A, 2.40%, 12/08/20	282,482	292,002
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3, 1.12%, 10/25/34 (b)	101,006	101,729
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 5A4, 5.05%, 06/25/36 (b)	16,869	1,216
Structured Asset Securities Corp. Series 2003-34A, Class 6A, 2.86%, 11/25/33 (b)	415,223	413,398
Series 2005-6, Class B2, 5.24%, 05/25/35 (b)	49,358	302
WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A4, 2.39%, 11/25/36 (b)	190,811	161,532
Series 2007-HY3, Class 4A1, 2.70%, 03/25/37 (b)	322,330	295,295
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 2.62%, 09/25/34 (b)	83,250	83,948
Series 2005-AR2, Class 2A1, 2.68%, 03/25/35 (b)	153,339	150,568
Series 2006-AR6, Class 7A1, 5.01%, 03/25/36 (b)	114,981	114,530
Series 2006-3, Class A1, 5.50%, 03/25/36	87,478	87,967
Series 2006-AR4, Class 1A1, 5.76%, 04/25/36 (b)	294,652	275,607
Series 2006-AR10, Class 5A1, 2.61%, 07/25/36 (b)	239,750	217,000

Total Collateralized Mortgage Obligations (cost $13,069,376)		14,583,452

Commercial Mortgage Backed Securities 6.2%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-1, Class A3, 4.88%, 11/10/42	$29,272	$29,300
Series 2005-1, Class A4, 5.08%, 11/10/42 (b)	175,000	178,246
Series 2008-1, Class A4, 6.19%, 02/10/51 (b)	335,000	401,393
Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class D 6.94%, 02/15/35 (a)(b)	130,000	130,074
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4 5.43%, 10/15/49	145,000	163,421
COMM Mortgage Trust, Series 2001-J2A, Class E 6.78%, 07/16/34 (a)(b)	210,000	252,643
Commercial Mortgage Asset Trust Series 1999-C1, Class B, 7.23%, 01/17/32 (b)	130,000	130,732
Series 1999-C1, Class C, 7.35%, 01/17/32 (b)	30,000	30,866
Series 1999-C1, Class D, 7.35%, 01/17/32 (b)	95,000	97,740
Commercial Mortgage Pass Through Certificates Series 2003-LB1A, Class A2, 4.08%, 06/10/38	56,888	56,961
Series 2011-THL, Class A, 3.38%, 06/09/28 (a)	322,518	324,603
Series 2013-CR6, Class A4, 3.10%, 03/12/46	470,000	480,966
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKN2, Class C1, 6.38%, 04/15/37 (b)	53,850	53,896
Series 2003-C5, Class D, 5.12%, 12/15/36 (b)	265,000	269,516
Series 2004-C5, Class B, 4.93%, 11/15/37 (b)	360,000	374,228
Series 2005-C2, Class A3, 4.69%, 04/15/37	208,363	214,536
Series 2005-C4, Class B, 5.29%, 08/17/38 (b)	160,000	168,998
DBRR Trust, Series 2012-EZ1, Class A1.39%, 09/25/45	240,000	240,457
Extended Stay America Trust Series 2013-ESFL, Class CFL, 1.70%, 12/05/31 (a)(b)	100,000	100,068
Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)	350,000	353,983
Series 2013-ESH7, Class B7, 3.60%, 12/05/31 (a)	100,000	101,431
Federal Home Loan Mortgage Co. Multifamily Structured Pass Through Certificates Series K009, Class A2, 3.81%, 08/25/20	110,000	123,527
Series K014, Class X1, 1.27%, 04/25/21 (b)	1,568,544	130,232
Series K019, Class X1, 1.75%, 03/25/22 (b)	959,931	117,937
Series K019, Class A2, 2.27%, 03/25/22	265,000	264,773
Series K020, Class X1, 1.48%, 05/25/22 (b)	2,618,991	277,642
Series K022, Class A2, 2.36%, 07/25/22	660,000	660,195
Series K024, Class X1, 0.79%, 09/25/22 (b)	2,602,551	175,628

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Series K025, Class A1, 1.88%, 04/25/22	$159,666	$163,523
Series K501, Class X1A, 1.75%, 08/25/16 (b)	3,448,824	151,748
Series K702, Class X1, 1.55%, 02/25/18 (b)	5,488,560	360,483
Series KSMC, Class A2, 2.62%, 01/25/23	275,000	275,400
Federal National Mortgage Association-Aces Series 2006-M2, Class A2F, 5.26%, 05/25/20 (b)	174,657	200,577
Series 2011-M4, Class A2, 3.73%, 06/25/21	90,000	99,839
FREMF Mortgage Trust, Series 2010-K7, Class B 5.44%, 05/25/29 (a)(b)	565,000	648,387
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class F 5.36%, 07/10/37 (a)(b)	45,000	45,617
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4 4.55%, 12/10/41	139,956	140,363
Government National Mortgage Association Series 2007-12, Class C, 5.28%, 04/16/41 (b)	395,000	447,204
Series 2010-124, Class C, 3.39%, 03/16/45	175,000	191,626
Series 2010-155, Class IO, 1.46%, 06/16/39 (b)	3,088,527	212,228
Series 2010-74, Class IO, 1.21%, 03/16/50 (b)	4,313,623	210,108
Series 2011-127, Class IO, 1.54%, 03/16/47 (b)	2,658,319	195,987
Series 2011-67, Class B, 3.86%, 10/16/47 (b)	270,000	295,392
Series 2012-115, Class IO, 0.43%, 04/16/54 (b)	2,300,777	120,174
Series 2012-115, Class A, 2.13%, 04/16/45	153,525	159,293
Series 2012-147, Class AE, 1.75%, 07/16/47	448,050	457,812
Series 2012-99, Class CI, 1.04%, 10/16/49 (b)	2,132,382	176,058
GS Mortgage Securities Corp. II Series 2011-ALF, Class A, 2.72%, 02/12/21 (a)	269,917	273,210
Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	315,000	315,585
JP Morgan Chase Commercial Mortgage, Series 2004-LN2, Class B 5.13%, 07/15/41 (b)	160,000	163,461
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-C1, Class B, 5.10%, 01/12/37	23,016	23,016
Series 2003-C1, Class D, 5.19%, 01/12/37 (b)	240,000	239,892
Series 2003-LN1, Class B, 5.01%, 10/15/37 (b)	230,000	233,841
LB-UBS Commercial Mortgage Trust Series 2003-C5, Class C, 4.76%, 04/15/37 (b)	135,000	136,061
Series 2004-C7, Class A1A, 4.48%, 10/15/29	110,851	115,860
Series 2005-C1, Class A3, 4.50%, 02/15/30	8,168	8,242
Series 2005-C2, Class AAB, 5.01%, 04/15/30	16,657	16,972
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class A2, 4.96%, 07/12/38	103,230	104,701
Series 2005-CIP1, Class AM, 5.11%, 07/12/38 (b)	300,000	322,731
Series 2008-C1, Class A4, 5.69%, 02/12/51	535,000	623,318
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS 3.21%, 02/16/46	230,000	232,557
Morgan Stanley Capital I Trust Series 2003-IQ6, Class C, 5.13%, 12/15/41 (a)(b)	340,000	351,902
Series 2003-T11, Class A4, 5.15%, 06/13/41	156,797	157,248
Motel 6 Trust Series 2012-MTL6, Class A1, 1.50%, 10/07/25 (a)	370,000	371,575
Series 2012-MTL6, Class A2, 1.95%, 10/07/25 (a)	290,000	290,650
Series 2012-MTL6, Class XA1, 3.01%, 10/07/25 (a)(b)	2,340,000	119,033
NorthStar Mortgage Trust, Series 2012-1, Class A 1.40%, 08/25/29 (a)(b)	193,785	193,785
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65%, 07/15/45 (a)	315,000	362,502
ORES NPL LLC, Series 2012-LV1, Class A 4.00%, 09/25/44 (a)	126,102	126,206
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class D, 4.78%, 02/11/36 (a)	149,870	149,867
Series 2003-PWR1, Class E, 5.26%, 02/11/36 (a)(b)	110,000	109,958
RREF 2012 LT1 LLC, 2.83%, 05/20/28	180,000	180,000
S2 Hospitality LLC, Series 2012-LV1, Class A 4.50%, 04/15/25 (a)	95,297	95,320
SMA Issuer I LLC, Series 2012-LV1, Class A 3.50%, 08/20/25 (a)	218,924	219,872
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A2 0.32%, 09/15/21 (a)(b)	199,769	197,093
Wachovia Commercial Mortgage Securities, Inc. Pass-Thru Certificates, Series 2003-C9, Class B 5.11%, 12/15/35 (b)	90,000	92,426

Total Commercial Mortgage Backed Securities (cost $15,932,680)		16,282,695

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Convertible Corporate Bond 0.0%†

	Principal Amount	Market Value
Capital Markets 0.0%†
E*TRADE Financial Corp., 0.00%, 08/31/19	$60,000	$62,138

Total Convertible Corporate Bond (cost $41,218)		62,138

Corporate Bonds 43.6%
	Principal Amount	Market Value
Aerospace & Defense 0.1%
United Technologies Corp., 1.80%, 06/01/17	225,000	232,085

Airlines 0.2%
Continental Airlines Pass Through Trust Series 2007-1, Class C, 7.34%, 04/19/14	45,665	46,921
Series 2006-1, Class G, 0.64%, 06/02/15 (b)	213,448	212,915
Series 1999-1, Class A, 6.55%, 08/02/20	160,903	177,798
Series 1992-2, Class B, 7.57%, 09/15/21	27,617	29,172

		466,806

Auto Components 0.3%
Allison Transmission, Inc., 7.13%, 05/15/19 (a)	310,000	333,638
Schaeffler Finance BV, 8.50%, 02/15/19 (a)	200,000	227,500
UCI International, Inc., 8.63%, 02/15/19	270,000	279,450

		840,588

Automobiles 0.6%
Ford Motor Co., 4.75%, 01/15/43	465,000	432,777
Hyva Global BV, 8.63%, 03/24/16 (a)	600,000	600,000
Volvo Treasury AB, 5.95%, 04/01/15 (a)	445,000	483,288

		1,516,065

Beverages 0.3%
Anheuser-Busch Cos. LLC, 5.50%, 01/15/18	120,000	143,390
Anheuser-Busch InBev Finance, Inc., 2.63%, 01/17/23	510,000	504,161
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19 (a)	275,000	231,688

		879,239

Building Products 0.3%
Corp. GEO SAB de CV 9.25%, 06/30/20 (a)	150,000	129,750
8.88%, 03/27/22 (a)	200,000	171,000
Louisiana-Pacific Corp., 7.50%, 06/01/20	275,000	312,813
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (a)	325,000	362,375

		975,938

Capital Markets 2.1%
Ameriprise Financial, Inc., 7.30%, 06/28/19	515,000	672,321
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17	275,000	313,875
CDP Financial, Inc., 5.60%, 11/25/39 (a)	270,000	326,555
E*TRADE Financial Corp., 6.38%, 11/15/19	450,000	475,875
Goldman Sachs Group, Inc. (The) 2.38%, 01/22/18	390,000	395,316
6.75%, 10/01/37	820,000	918,883
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (a)	185,000	178,168
Morgan Stanley 0.78%, 10/15/15 (b)	195,000	191,765
7.30%, 05/13/19	365,000	451,680
Nomura Holdings, Inc., 2.00%, 09/13/16	835,000	832,952
Oppenheimer Holdings, Inc., 8.75%, 04/15/18	275,000	295,625
TD Ameritrade Holding Corp., 4.15%, 12/01/14	310,000	327,029

		5,380,044

Chemicals 1.1%
Ashland, Inc. 4.75%, 08/15/22 (a)	510,000	518,926
6.88%, 05/15/43 (a)	155,000	167,400
CF Industries, Inc., 6.88%, 05/01/18	265,000	317,510
Eagle Spinco, Inc., 4.63%, 02/15/21 (a)	280,000	284,900
LyondellBasell Industries NV 5.00%, 04/15/19	205,000	231,650
6.00%, 11/15/21	200,000	237,000
MacDermid, Inc., 9.50%, 04/15/17 (a)	335,000	346,306
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)	170,000	174,250
PTT Global Chemical PCL, 4.25%, 09/19/22 (a)	300,000	313,104
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	75,000	76,875
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 05/01/21 (a)	300,000	315,750

		2,983,671

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

		Principal Amount	Market Value
Commercial Banks 3.8%
Akbank TAS, 7.50%, 02/05/18 (a)	TRY	300,000	$163,240
Banco BMG SA, 8.00%, 04/15/18 (a)		$275,000	269,500
Banco de Credito del Peru, 4.25%, 04/01/23 (a)		220,000	219,322
Banco Santander Brasil SA/Cayman Islands, 8.00%, 03/18/16 (a)		600,000	299,711
Bangkok Bank PCL, 3.88%, 09/27/22 (a)		200,000	204,724
BBVA Bancomer SA, 6.75%, 09/30/22 (a)		365,000	417,013
BBVA US Senior SAU, 4.66%, 10/09/15		500,000	512,736
CIT Group, Inc., 6.63%, 04/01/18 (a)		150,000	171,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.70%, 03/19/18		500,000	497,754
3.95%, 11/09/22		495,000	498,385
Credit Suisse - New York, 6.00%, 02/15/18		150,000	173,874
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22 (a)		120,000	116,100
Eksportfinans ASA, 2.38%, 05/25/16		385,000	366,231
Finansbank AS/Turkey, 5.15%, 11/01/17 (a)		200,000	203,500
Global Bank Corp., 4.75%, 10/05/17 (a)		220,000	224,400
HSBC USA, Inc., 2.38%, 02/13/15		300,000	308,676
Intesa Sanpaolo SpA 3.13%, 01/15/16		770,000	752,707
3.88%, 01/16/18		450,000	435,128
Korea Development Bank (The), 3.50%, 08/22/17		230,000	246,970
Lloyds Banking Group PLC 5.92%, 10/01/15 (a)(d)		350,000	263,375
6.66%, 05/21/37 (a)(d)		310,000	279,000
M&T Bank Corp., 6.88%, 06/15/16 (a)(e)		370,000	395,627
PKO Finance AB, 4.63%, 09/26/22 (a)		270,000	279,723
Rabobank, Nederland NV, 11.00%, 06/30/19 (a)(d)		625,000	835,937
State Export-Import Bank of Ukraine JSC via Biz Finance PLC, 8.75%, 01/22/18		220,000	221,650
Turkiye Vakiflar Bankasi Tao, 6.00%, 11/01/22 (a)		250,000	256,250
Wachovia Capital Trust III, 5.57%, 05/02/13 (d)		335,000	336,173
Wells Fargo & Co., 3.45%, 02/13/23		800,000	805,375

			9,754,081

Commercial Services & Supplies 0.7%
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19 (a)		200,000	207,000
Cenveo Corp., 8.88%, 02/01/18		250,000	250,000
DynCorp International, Inc., 10.38%, 07/01/17		185,000	182,225
EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 08/15/18		325,000	338,812
Monitronics International, Inc., 9.13%, 04/01/20		235,000	248,513
Nord Anglia Education (UK) Holdings PLC, 10.25%, 04/01/17 (a)		425,000	474,937
Nord Anglia Education, Inc., 8.50%, 02/15/18 (a)(f)		315,000	316,575

			2,018,062

Communications Equipment 0.6%
Avaya, Inc. 9.00%, 04/01/19 (a)		150,000	156,000
10.50%, 03/01/21 (a)		225,000	214,313
Brightstar Corp., 9.50%, 12/01/16 (a)		225,000	240,750
Crown Castle International Corp., 5.25%, 01/15/23		265,000	269,637
Nokia OYJ 5.38%, 05/15/19		185,000	176,213
6.63%, 05/15/39		430,000	392,374

			1,449,287

Computers & Peripherals 0.2%
Hewlett-Packard Co. 3.75%, 12/01/20		455,000	451,720
4.65%, 12/09/21		140,000	145,166

			596,886

Construction & Engineering 0.2%
Odebrecht Finance Ltd., 7.13%, 06/26/42 (a)		320,000	362,400
Zachry Holdings, Inc., 7.50%, 02/01/20 (a)		55,000	57,888

			420,288

Construction Materials 0.2%
Cemex Finance LLC, 9.38%, 10/12/22 (a)		200,000	232,500
Votorantim Overseas IV, 7.75%, 06/24/20 (a)		220,000	264,000

			496,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance 0.7%
Ally Financial, Inc. 5.50%, 02/15/17	$85,000	$91,948
7.50%, 09/15/20	165,000	201,300
Discover Financial Services, 5.20%, 04/27/22	290,000	325,401
Ford Motor Credit Co. LLC, 3.98%, 06/15/16	440,000	466,160
International Lease Finance Corp. 4.88%, 04/01/15	420,000	440,475
3.88%, 04/15/18	215,000	214,463

		1,739,747

Containers & Packaging 0.6%
ARD Finance SA, 11.13%, 06/01/18 (a)(f)	370,610	403,965
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.13%, 07/15/20 (a)	200,000	219,000
Rock Tenn Co. 4.45%, 03/01/19	215,000	233,405
4.00%, 03/01/23	580,000	586,546

		1,442,916

Diversified Financial Services 3.3%
Bank of America Corp. 4.75%, 08/01/15	420,000	452,146
2.00%, 01/11/18	500,000	497,622
5.70%, 01/24/22	600,000	702,804
Boart Longyear Management Pty Ltd., 7.00%, 04/01/21 (a)	185,000	191,013
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43 (a)	305,000	305,206
Citigroup, Inc. 2.25%, 08/07/15	345,000	353,138
6.25%, 06/29/17	150,000	132,744
4.05%, 07/30/22	340,000	351,228
6.13%, 08/25/36	180,000	205,835
CNH Capital LLC, 3.88%, 11/01/15	365,000	374,125
DTEK Finance PLC, 7.88%, 04/04/18 (a)	580,000	570,544
Dubai Holding Commercial Operations MTN Ltd., 6.00%, 02/01/17 GBP	150,000	230,197
Federal Grid Co. OJS via Federal Grid Finance Ltd., 8.45%, 03/13/19	20,000,000	651,227
General Electric Capital Corp. 4.25%, 01/17/18	600,000	496,337
5.55%, 05/04/20	745,000	888,555
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22 (a)	370,000	403,574
iPayment, Inc., 10.25%, 05/15/18	235,000	217,375
JPMorgan Chase & Co., Series MPLE, 2.92%, 09/19/17	675,000	674,947
Noble Group Ltd., 6.63%, 08/05/20 (a)	230,000	250,125
ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 09/01/18 (a)	325,000	377,000

		8,325,742

Diversified Telecommunication Services 2.1%
AT&T Corp., 8.00%, 11/15/31	260,000	379,373
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 09/01/23 (a)	325,000	325,813
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/01/15 (a)	255,000	275,081
12.00%, 12/01/17 (a)	270,000	315,900
Empresa de Telecomunicaciones de Bogota, 7.00%, 01/17/23 (a)	507,000,000	294,396
Level 3 Financing, Inc., 8.63%, 07/15/20	150,000	167,250
Lynx I Corp., 5.38%, 04/15/21 (a)	200,000	208,000
Oi SA, 5.75%, 02/10/22 (a)	490,000	512,050
Sprint Capital Corp., 8.75%, 03/15/32	560,000	667,800
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	300,000	321,000
Telemar Norte Leste SA, 9.50%, 04/23/19 (a)	210,000	255,675
TELUS Corp., Series CG, 5.05%, 12/04/19	65,000	73,435
Virgin Media Secured Finance PLC, 5.25%, 01/15/21	175,000	183,260
Wind Acquisition Finance SA 11.75%, 07/15/17 (a)	390,000	413,400
7.25%, 02/15/18 (a)	590,000	614,338
Wind Acquisition Holdings Finance SA, 12.25%, 07/15/17 (a)(f)	140,000	145,600
Windstream Corp. 7.50%, 06/01/22	215,000	230,050
6.38%, 08/01/23 (a)	190,000	188,575

		5,570,996

Electric Utilities 1.9%
AES Corp. (The), 9.75%, 04/15/16	250,000	298,125
Carolina Power & Light Co., 4.10%, 03/15/43	160,000	159,722
Commonwealth Edison Co., 5.80%, 03/15/18	375,000	451,548
Consolidated Edison Co. of New York, Inc., 3.95%, 03/01/43	225,000	221,880
Elwood Energy LLC, 8.16%, 07/05/26	76,480	79,539

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Enel Finance International NV, 6.00%, 10/07/39 (a)	$200,000	$190,339
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	309,000	350,329
Great Plains Energy, Inc., 5.29%, 06/15/22 (c)	350,000	397,214
Hydro Quebec, 1.38%, 06/19/17	2,000,000	2,026,400
Public Service Co. of Colorado, 2.50%, 03/15/23	205,000	205,738
Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 (a)	510,000	512,765
5.06%, 04/08/23 (a)	250,000	250,525

		5,144,124

Electrical Equipment 0.3%
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	450,000	465,935
3.60%, 08/15/21	250,000	258,602
Timken Co., 6.00%, 09/15/14	45,000	47,876

		772,413

Energy Equipment & Services 0.4%
American Petroleum Tankers Parent LLC/AP Tankers Co., 10.25%, 05/01/15	260,000	268,450
Forbes Energy Services Ltd., 9.00%, 06/15/19	250,000	242,500
Weatherford International Ltd.
6.00%, 03/15/18	140,000	159,703
5.13%, 09/15/20	305,000	328,969

		999,622

Food & Staples Retailing 0.2%
CVS Caremark Corp., 3.25%, 05/18/15	305,000	321,136
Walgreen Co., 1.80%, 09/15/17	265,000	268,238

		589,374

Food Products 1.2%
ConAgra Foods, Inc.
4.95%, 08/15/20 (a)	360,000	412,238
6.63%, 08/15/39 (a)	290,000	362,062
Cosan Luxembourg SA, 9.50%, 03/14/18 (a)	730,000	372,451
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20 (a)	200,000	219,500
Kraft Foods, Inc., 6.13%, 02/01/18	240,000	287,845
Marfrig Holding Europe BV, 9.88%, 07/24/17 (a)	660,000	643,500
Marfrig Overseas Ltd., 9.50%, 05/04/20 (a)	150,000	141,750
MHP SA, 8.25%, 04/02/20 (a)	220,000	217,996
Simmons Foods, Inc., 10.50%, 11/01/17 (a)	200,000	198,750

		2,856,092

Gas Utilities 1.9%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 05/15/23	85,000	83,938
CenterPoint Energy Resources Corp., 6.25%, 02/01/37	70,000	86,607
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	160,000	171,600
DCP Midstream Operating LP, 3.25%, 10/01/15	395,000	411,407
Energy Transfer Partners LP, 6.05%, 06/01/41	150,000	162,412
Enterprise Products Operating LLC
5.90%, 04/15/13	80,000	80,131
5.25%, 01/31/20	455,000	532,766
3.35%, 03/15/23	335,000	341,158
4.85%, 03/15/44	215,000	219,487
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 12/15/18	165,000	181,088
5.75%, 02/15/21 (a)	270,000	278,775
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20 (a)	155,000	164,688
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 07/15/23	80,000	78,300
Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	190,000	209,000
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (a)	100,000	103,750
Sabine Pass LNG LP
7.50%, 11/30/16	110,000	121,550
6.50%, 11/01/20 (a)	285,000	299,963
Southern Natural Gas Co./Southern Natural Issuing Corp., 4.40%, 06/15/21	460,000	506,649
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 05/01/23 (a)	245,000	254,800
Tennessee Gas Pipeline Co. LLC, 8.38%, 06/15/32	290,000	410,780
Williams Partners LP, 7.25%, 02/01/17	280,000	336,825

		5,035,674

Health Care Equipment & Supplies 0.1%
NBTY, Inc., 9.00%, 10/01/18	250,000	279,375

Health Care Providers & Services 1.7%
Aristotle Holding, Inc., 7.25%, 06/15/19	205,000	261,474
Boston Scientific Corp., 4.50%, 01/15/15	355,000	376,603

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc. 5.13%, 08/15/18	$125,000	$130,938
8.00%, 11/15/19	200,000	221,500
Express Scripts Holding Co., 3.50%, 11/15/16	360,000	387,836
HCA, Inc. 7.19%, 11/15/15	255,000	281,138
4.75%, 05/01/23	225,000	223,875
Series 1, 5.88%, 05/01/23	225,000	234,000
Humana, Inc. 6.45%, 06/01/16	135,000	155,761
7.20%, 06/15/18	150,000	183,636
8.15%, 06/15/38	175,000	245,456
OnCure Holdings, Inc., 11.75%, 05/15/17	250,000	123,750
St Jude Medical, Inc., 4.75%, 04/15/43	270,000	275,181
St. Jude Medical, Inc., 3.25%, 04/15/23	465,000	466,985
UnitedHealth Group, Inc., 2.88%, 03/15/23	535,000	534,341
WellPoint, Inc., 3.13%, 05/15/22	365,000	367,475

		4,469,949

Hotels, Restaurants & Leisure 1.0%
Caesars Entertainment Operating Co., Inc. 11.25%, 06/01/17	195,000	207,431
12.75%, 04/15/18	325,000	253,500
Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.00%, 02/15/20 (a)	250,000	251,563
Carrols Restaurant Group, Inc., 11.25%, 05/15/18	125,000	140,781
Chester Downs & Marina LLC, 9.25%, 02/01/20 (a)	275,000	262,625
CKE Holdings, Inc., 10.50%, 03/14/16 (a)(f)	103,437	109,386
Dave & Buster’s, Inc., 11.00%, 06/01/18	300,000	339,374
Marina District Finance Co., Inc., 9.50%, 10/15/15	175,000	180,250
MGM Resorts International, 11.38%, 03/01/18	160,000	203,600
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	175,000	203,875
Yonkers Racing Corp., 11.38%, 07/15/16 (a)	175,000	187,688
Yum! Brands, Inc., 4.25%, 09/15/15	275,000	295,632

		2,635,705

Household Durables 0.1%
GrafTech International Ltd., 6.38%, 11/15/20 (a)	80,000	82,800
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 04/15/20 (a)	215,000	230,588

		313,388

Household Products 0.3%
Prestige Brands, Inc., 8.25%, 04/01/18	215,000	234,350
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 5.75%, 10/15/20	250,000	254,688
Spectrum Brands Holdings, Inc., 9.50%, 06/15/18	235,000	266,137
Sun Products Corp. (The), 7.75%, 03/15/21 (a)	140,000	141,050

		896,225

Industrial Conglomerates 0.3%
General Electric Co. 5.25%, 12/06/17	220,000	257,706
2.70%, 10/09/22	520,000	520,042

		777,748

Information Technology Services 0.3%
EVERTEC, Inc., 11.00%, 10/01/18	250,000	283,750
First Data Corp., 12.63%, 01/15/21	450,000	487,688

		771,438

Insurance 0.8%
American General Institutional Capital B, 8.13%, 03/15/46 (a)	115,000	155,825
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)	185,000	190,088
Farmers Exchange Capital, 7.05%, 07/15/28 (a)	535,000	673,744
Fidelity & Guaranty Life Holdings, Inc., 6.38%, 04/01/21 (a)	125,000	127,500
Hub International Ltd., 8.13%, 10/15/18 (a)	260,000	273,650
Willis Group Holdings PLC, 4.13%, 03/15/16	255,000	270,943
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)	480,000	517,200

		2,208,950

Internet & Catalog Retail 0.5%
Amazon.com, Inc., 1.20%, 11/29/17	325,000	323,316

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Internet & Catalog Retail (continued)
QVC, Inc.
7.50%, 10/01/19 (a)	$500,000	$552,580
4.38%, 03/15/23 (a)	375,000	379,100

		1,254,996

Internet Software & Services 0.2%
Equinix, Inc.
7.00%, 07/15/21	120,000	133,200
5.38%, 04/01/23	175,000	177,188
Symantec Corp., 4.20%, 09/15/20	250,000	266,981

		577,369

Leisure Equipment & Products 0.2%
Cirsa Funding Luxembourg SA, 8.75%, 05/15/18	110,000	137,831
Mattel, Inc., 3.15%, 03/15/23	320,000	321,893

		459,724

Machinery 0.5%
Atkore International, Inc., 9.88%, 01/01/18	190,000	208,525
Dematic SA/DH Services Luxembourg Sarl, 7.75%, 12/15/20 (a)	180,000	187,200
Liberty Tire Recycling, 11.00%, 10/01/16 (a)	225,000	222,750
TMK OAO Via TMK Capital SA, 6.75%, 04/03/20 (a)	750,000	749,773

		1,368,248

Marine 0.3%
Horizon Lines LLC
11.00%, 10/15/16	199,000	199,497
15.00%, 10/15/16 (f)	156,613	145,259
Martin Midstream Partners LP/Martin Midstream Finance Corp.
8.88%, 04/01/18	135,000	145,125
7.25%, 02/15/21 (a)	190,000	191,900

		681,781

Media 2.7%
Aerospace Satellite Corp. Holding BV, 12.75%, 11/16/15 (a)	400,000	440,500
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 (a)	250,000	272,500
Cablevision Systems Corp., 8.00%, 04/15/20	225,000	253,125
Cengage Learning Acquisitions, Inc.
12.00%, 06/30/19 (a)	300,000	67,500
11.50%, 04/15/20 (a)	60,000	45,000
Clear Channel Worldwide Holdings, Inc.
Series A, 7.63%, 03/15/20	275,000	284,281
6.50%, 11/15/22 (a)	200,000	208,500
Columbus International, Inc., 11.50%, 11/20/14 (a)	465,000	518,474
DigitalGlobe, Inc., 5.25%, 02/01/21 (a)	125,000	124,219
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.50%, 03/01/16	330,000	350,437
3.80%, 03/15/22	390,000	398,647
DISH DBS Corp., 6.75%, 06/01/21	250,000	277,500
Hughes Satellite Systems Corp., 7.63%, 06/15/21	200,000	228,750
Intelsat Jackson Holdings SA, 7.25%, 04/01/19	150,000	163,875
Intelsat Luxembourg SA
11.50%, 02/04/17	305,000	323,910
8.13%, 06/01/23 (a)	325,000	330,281
Nara Cable Funding Ltd., 8.88%, 12/01/18 (a)	275,000	288,063
NBCUniversal Media LLC, 2.88%, 01/15/23	295,000	292,405
Regal Cinemas Corp., 8.63%, 07/15/19	150,000	166,313
Regal Entertainment Group, 5.75%, 02/01/25	195,000	191,588
Telesat Canada/Telesat LLC, 12.50%, 11/01/17	200,000	214,000
Time Warner Cable, Inc., 8.25%, 04/01/19	490,000	637,843
Univision Communications, Inc., 7.88%, 11/01/20 (a)	250,000	275,000
Viacom, Inc., 3.25%, 03/15/23	445,000	446,915
Visant Corp., 10.00%, 10/01/17	200,000	182,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19 (a)	200,000	222,500
WMG Acquisition Corp.
11.50%, 10/01/18	145,000	170,194
6.00%, 01/15/21 (a)	175,000	183,313

		7,558,133

Metals & Mining 1.5%
Aleris International, Inc., 7.88%, 11/01/20	185,000	197,025
ArcelorMittal
4.25%, 08/05/15	120,000	124,722
5.00%, 02/25/17	375,000	392,438
Berau Coal Energy Tbk PT, 7.25%, 03/13/17 (a)	200,000	201,500
Eldorado Gold Corp., 6.13%, 12/15/20 (a)	100,000	103,750
FMG Resources (August 2006) Pty Ltd., 7.00%, 11/01/15 (a)	170,000	178,075

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining (continued)
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 03/15/43 (a)	$360,000	$355,786
Inmet Mining Corp., 7.50%, 06/01/21 (a)	120,000	129,900
Midwest Vanadium Pty Ltd.,
11.50%, 02/15/18 (a)	150,000	94,500
Rio Tinto Finance USA Ltd., 3.75%, 09/20/21	280,000	294,970
Rio Tinto Finance USA PLC, 1.63%, 08/21/17	355,000	358,156
Southern Copper Corp., 6.38%, 07/27/15	200,000	219,485
Vale SA
4.38%, 03/24/18	100,000	142,037
5.63%, 09/11/42	1,080,000	1,068,460

		3,860,804

Multi-Utilities & Unregulated Power 0.2%
GenOn Energy, Inc., 7.63%, 06/15/14	160,000	170,400
NRG Energy, Inc., 7.88%, 05/15/21	255,000	283,688

		454,088

Oil, Gas & Consumable Fuels 3.4%
Anadarko Petroleum Corp., 6.45%, 09/15/36	425,000	522,355
Antero Resources Finance Corp., 6.00%, 12/01/20 (a)	290,000	303,050
Apache Corp., 2.63%, 01/15/23	395,000	384,173
BP Capital Markets PLC, 2.50%, 11/06/22	230,000	223,868
Canadian Oil Sands Ltd., 6.00%, 04/01/42 (a)	200,000	227,762
Chaparral Energy, Inc.
8.25%, 09/01/21	150,000	169,875
7.63%, 11/15/22	60,000	65,550
Chesapeake Energy Corp.
6.88%, 11/15/20	235,000	256,150
5.75%, 03/15/23	45,000	45,619
Concho Resources, Inc., 6.50%, 01/15/22	165,000	179,850
Continental Resources, Inc., 5.00%, 09/15/22	175,000	185,938
Devon Energy Corp., 5.63%, 01/15/14	500,000	519,535
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	150,000	169,500
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22 (a)	250,000	246,563
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 04/15/21 (a)	170,000	187,000
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19	175,000	183,094
7.75%, 02/01/21	165,000	176,963
Petrobras International Finance Co., 5.75%, 01/20/20	110,000	121,151
Petrohawk Energy Corp., 7.25%, 08/15/18	265,000	296,520
Petroleos de Venezuela SA
Reg. S, 8.50%, 11/02/17	330,000	320,925
Reg. S, 9.00%, 11/17/21	218,000	206,555
Reg. S, 9.75%, 05/17/35	300,000	284,250
Petroleos Mexicanos
5.50%, 06/27/44	80,000	82,520
5.50%, 06/27/44	300,000	309,450
PTTEP Canada International Finance Ltd., 6.35%, 06/12/42 (a)	450,000	536,445
Range Resources Corp., 5.00%, 03/15/23 (a)	190,000	194,275
Resolute Energy Corp., 8.50%, 05/01/20 (a)	225,000	232,875
Samson Investment Co., 9.75%, 02/15/20 (a)	260,000	276,250
Sasol Financing International PLC, 4.50%, 11/14/22	210,000	207,638
Talisman Energy, Inc., 5.50%, 05/15/42	200,000	208,016
Total Capital SA, 4.45%, 06/24/20	310,000	359,061
Transocean, Inc.
2.50%, 10/15/17	380,000	384,809
6.38%, 12/15/21	325,000	378,390
WPX Energy, Inc., 6.00%, 01/15/22	295,000	309,013

		8,754,988

Paper & Forest Products 0.3%
Catalyst Paper Corp., 11.00%, 10/30/17 (f)	160,000	127,200
Georgia-Pacific LLC, 8.88%, 05/15/31	220,000	328,711
Norske Skogindustrier ASA, 6.13%, 10/15/15 (a)	405,000	307,800

		763,711

Pharmaceuticals 0.9%
AbbVie, Inc., 1.75%, 11/06/17 (a)	705,000	713,573
Actavis, Inc., 5.00%, 08/15/14	320,000	337,571
Endo Health Solutions, Inc., 7.25%, 01/15/22	150,000	161,250
Mylan, Inc., 7.88%, 07/15/20 (a)	380,000	443,428
Valeant Pharmaceuticals International, 6.75%, 08/15/21 (a)	325,000	346,125
Zoetis, Inc., 1.88%, 02/01/18 (a)	425,000	427,740

		2,429,687

Real Estate Investment Trusts (REITs) 0.3%
American Tower Corp., 7.00%, 10/15/17	280,000	332,955
Simon Property Group LP, 10.35%, 04/01/19	190,000	274,196
Weyerhaeuser Co., 7.38%, 10/01/19	115,000	141,400

		748,551

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)
	Principal Amount	Market Value
Real Estate Management & Development 0.2%
Kaisa Group Holdings Ltd., 10.25%, 01/08/20	$200,000	$207,751
KWG Property Holding Ltd., 13.25%, 03/22/17	300,000	355,909

		563,660

Road & Rail 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 04/01/23 (a)	85,000	84,788
Bristow Group, Inc., 6.25%, 10/15/22	210,000	226,800
United Rentals North America, Inc., 7.63%, 04/15/22	215,000	240,262

		551,850

Semiconductors & Semiconductor Equipment 0.2%
Advanced Micro Devices, Inc. 7.75%, 08/01/20	125,000	115,000
7.50%, 08/15/22 (a)	50,000	45,375
Samsung Electronics America, Inc., 1.75%, 04/10/17 (a)	460,000	466,578

		626,953

Software 0.1%
Sophia LP/Sophia Finance, Inc., 9.75%, 01/15/19 (a)	175,000	195,125

Sovereign 0.1%
Guatemala Government Bond, 4.88%, 02/13/28 (a)	400,000	391,000

Specialty Retail 0.2%
Burlington Holdings LLC/Burlington Holding Finance, Inc., 9.75%, 02/15/18 (a)(f)	125,000	126,875
Jo-Ann Stores Holdings, Inc., 10.50%, 10/15/19 (a)(f)	145,000	152,250
Petco Holdings, Inc., 9.25%, 10/15/17 (a)(f)	180,000	185,625

		464,750

Supranational 0.6%
Central American Bank for Economic Integration, 5.38%, 09/24/14 (a)	150,000	158,638
Corp. Andina de Fomento, 4.38%, 06/15/22	280,000	303,959
Eurasian Development Bank, 4.77%, 09/20/22 (a)	577,000	590,704
International Bank for Reconstruction & Development
Series GDIF, 3.25%, 04/14/14	870,000	151,026
Series GDIF, 3.75%, 05/19/17	1,800,000	327,539

		1,531,866

Textiles, Apparel & Luxury Goods 0.1%
Wolverine World Wide, Inc., 6.13%, 10/15/20 (a)	180,000	191,025

Tobacco 0.8%
Altria Group, Inc.
9.70%, 11/10/18	413,000	574,759
10.20%, 02/06/39	250,000	420,762
Lorillard Tobacco Co., 8.13%, 06/23/19	790,000	1,005,063

		2,000,584

Transportation Infrastructure 0.5%
DP World Ltd., 6.85%, 07/02/37 (a)	730,000	830,009
ENA Norte Trust, 4.95%, 04/25/28 (a)	346,803	358,074

		1,188,083

Wireless Telecommunication Services 1.7%
America Movil SAB de CV
3.13%, 07/16/22	260,000	254,969
Series 12, 6.45%, 12/05/22	6,000,000	510,688
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	320,000	425,856
Cricket Communications, Inc., 7.75%, 10/15/20	175,000	174,563
Crown Castle Towers LLC, 3.21%, 08/15/35 (a)	230,000	239,959
Digicel Group Ltd., 8.25%, 09/30/20 (a)	200,000	212,000
MetroPCS Wireless, Inc., 6.63%, 11/15/20	225,000	235,125
NII Capital Corp., 7.63%, 04/01/21	1,005,000	723,600
NII International Telecom Sarl, 11.38%, 08/15/19 (a)	205,000	214,225
Sprint Nextel Corp.
7.00%, 08/15/20	225,000	247,500
11.50%, 11/15/21	215,000	301,000
VimpelCom Holdings BV, 9.00%, 02/13/18 (a)	16,700,000	556,447
Vodafone Group PLC, 4.38%, 02/19/43	245,000	233,788

		4,329,720

Total Corporate Bonds (cost $110,129,048)		113,785,714

Municipal Bonds 0.7%
	Principal Amount	Market Value
Georgia 0.5%
Municipal Electric Authority of Georgia
6.64%, 04/01/57	675,000	798,052
7.06%, 04/01/57	440,000	497,803

		1,295,855

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Municipal Bonds (continued)

		Principal Amount	Market Value
New Jersey 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, 7.10%, 01/01/41		$310,000	$437,488
Total Municipal Bonds
(cost $1,426,354)			$1,733,343

Sovereign Bonds 17.8%

		Principal Amount	Market Value

ARGENTINA 0.3%
Argentine Republic Government International Bond, 7.82%, 12/31/33	EUR	940,843	$621,100
City of Buenos Aires Argentina, 9.95%, 03/01/17		$200,000	169,000

			790,100

AUSTRALIA 0.8%
Queensland Treasury Corp. 6.25%, 06/14/19	AUD	536,000	635,136
6.00%, 07/21/22		1,464,000	1,699,549

			2,334,685

BELARUS 0.2%
Republic of Belarus, 8.95%, 01/26/18		$400,000	427,000

BRAZIL 0.9%
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17(a)	EUR	160,000	221,504
Brazil Notas do Tesouro Nacional 10.00%, 01/01/14	BRL	1,064,000	533,525
10.00%, 01/01/17		1,801,000	910,128
Brazilian Government International Bond 2.63%, 01/05/23		$200,000	192,000
10.25%, 01/10/28	BRL	385,000	228,133

			2,085,290

CANADA 0.7%
Canadian Government Bond, 4.25%, 06/01/18	CAD	410,000	462,101
Province of Manitoba Canada, 1.75%, 05/30/19		$1,000,000	1,014,375
Province of Quebec Canada, 4.50%, 12/01/20	CAD	180,000	202,323

			1,678,799

CAYMAN ISLANDS 0.7%
Brazil Minas SPE via State of Minas Gerais,5.33%, 02/15/28		$1,440,000	1,584,000
Cayman Islands Government Bond, 5.95%, 11/24/19(a)		$225,000	$263,250

			1,847,250

CHILE 0.5%
Bonos del Banco Central de Chile en Pesos, 6.00%, 03/01/22	CLP	635,000,000	1,389,579

COLOMBIA 0.2%
Colombia Government International Bond, 4.38%, 03/21/23	COP	1,086,000,000	614,180

COSTA RICA 0.2%
Costa Rica Government International Bond, 10.00%, 08/01/20(a)		$365,000	496,400

CROATIA 0.1%
Croatia Government International Bond, 5.50%, 04/04/23(a)		300,000	298,674

GEORGIA 0.1%
Georgia Government International Bond, 6.88%, 04/12/21(a)		215,000	246,175

GERMANY 0.2%
Bundesrepublik Deutschland, 3.25%, 01/04/20	EUR	345,000	519,104

HONDURAS 0.1%
Honduras Government International Bond, 7.50%, 03/15/24(a)		$360,000	362,160

HUNGARY 0.7%
Hungary Government Bond 6.75%, 11/24/17	HUF	210,000,000	930,873
6.50%, 06/24/19		165,000,000	718,767

			1,649,640

INDONESIA 0.6%
Indonesia Treasury Bond 7.00%, 05/15/22	IDR	5,618,000,000	637,451
6.13%, 05/15/28		4,500,000,000	453,659
Republic of Indonesia, 5.25%, 01/17/42(a)		400,000	426,000

			1,517,110

IRELAND 0.5%
AHML Finance Ltd., 7.75%, 02/13/18(a)	RUB	49,700,000	1,601,279

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Commercial Mortgage Backed Securities (continued)

		Principal Amount	Market Value
ISRAEL 0.1%
Israel Government International Bond, 4.50%, 01/30/43		$200,000	$192,250

MEXICO 1.7%
Mexican Bonos 6.00%, 06/18/15	MXN	6,790,000	569,766
6.50%, 06/10/21		17,400,000	1,561,119
7.75%, 05/29/31		4,096,000	409,585
Mexican Udibonos, 2.50%, 12/10/20		9,839,999	876,177
Mexico Government International Bond, 4.75%, 03/08/44		$1,270,000	1,317,625

			4,734,272

MONGOLIA 0.1%
Mongolia Government International Bond, 5.13%, 12/05/22(a)		220,000	205,150

NORWAY 0.4%
Norway Government Bond 3.75%, 05/25/21	NOK	1,750,000	339,708
2.00%, 05/24/23		5,000,000	843,984

			1,183,692

PERU 0.7%
Peruvian Government International Bond Reg. S, 8.60%, 08/12/17	PEN	2,470,000	1,191,036
5.20%, 09/12/23(a)		1,400,000	587,308

			1,778,344

PHILIPPINES 0.4%
Philippine Government International Bond, 3.90%, 11/26/22	PHP	43,000,000	1,148,493

POLAND 1.0%
Poland Government Bond 4.75%, 04/25/17	PLN	3,000,000	969,819
5.50%, 10/25/19		1,400,000	477,986
Poland Government International Bond, 3.00%, 03/17/23		$1,090,000	1,055,665

			2,503,470

ROMANIA 0.1%
Romanian Government International Bond, 4.38%, 08/22/23(a)		300,000	293,754

RUSSIA 0.5%
Russian Federal Bond - OFZ, 7.05%, 01/19/28	RUB	23,700,000	747,204
Russian Foreign Bond - Eurobond 4.50%, 04/04/22(a)		$400,000	$435,800
Reg. S, 7.50%, 03/31/30(c)		15,460	19,151

			1,202,155

SLOVENIA 0.3%
Slovenia Government International Bond, 5.50%, 10/26/22(a)		800,000	766,000

SUPRANATIONAL 0.8%
Eastern and Southern African Trade and Development Bank, 6.88%, 01/09/16		1,000,000	1,050,000
Inter-American Development Bank, 5.00%, 07/24/15	INR	54,000,000	980,545

			2,030,545

SWEDEN 1.0%
Sweden Government Bond 3.00%, 07/12/16	SEK	6,000,000	977,157
3.50%, 06/01/22		8,450,000	1,492,324

			2,469,481

THAILAND 0.5%
Thailand Government Bond,
3.63%, 06/16/23	THB	39,917,000	1,374,305

TURKEY 0.5%
Turkey Government Bond -%, 05/15/13	TRY	912,000	500,116
9.50%, 01/12/22		885,000	568,625
Turkey Government International Bond, 3.25%, 03/23/23		$300,000	282,750

			1,351,491

UKRAINE 0.4%
Financing of Infrastrucural Projects State Enterprise, 9.00%, 12/07/17(a)		400,000	414,000
Ukraine Government International Bond 9.25%, 07/24/17(a)		280,000	303,128
7.80%, 11/28/22(a)		200,000	202,500

			919,628

UNITED KINGDOM 0.9%
United Kingdom Gilt 4.75%, 03/07/20	GBP	350,000	658,840
4.00%, 03/07/22		1,040,000	1,894,218

			2,553,058

URUGUAY 0.5%
Uruguay Government International Bond, 8.12%, 09/14/18	UYU	20,381,677	$1,264,249

VENEZUELA 1.1%
Venezuela Government International Bond Reg. S, 6.00%, 12/09/20		$550,000	457,875
8.25%, 10/13/24		240,000	217,800
7.65%, 04/21/25		230,000	201,250
Reg. S, 11.75%, 10/21/26		825,000	912,863
Reg. S, 11.95%, 08/05/31		500,000	562,500
9.38%, 01/13/34		300,000	288,750

			2,641,038

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Total Sovereign Bonds (cost $45,483,166)		46,468,800

U.S. Government Mortgage Backed Agencies 15.6%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# C90381 7.50%, 11/01/20	$429	$481
Pool# C00712 6.50%, 02/01/29	9,544	11,193
Pool# C39060 8.00%, 06/01/30	444	451
Pool# C41531 8.00%, 08/01/30	1,523	1,666
Pool# C42327 8.00%, 09/01/30	1,237	1,452
Pool# C01104 8.00%, 12/01/30	14,606	18,075
Pool# C48997 8.00%, 03/01/31	29,709	30,228
Pool# C49587 8.00%, 03/01/31	17,810	19,355
Pool# C50477 8.00%, 04/01/31	23,355	27,349
Pool# C53381 8.00%, 06/01/31	3,071	3,272
Pool# C69951 6.50%, 08/01/32	19,842	22,879
Pool# Q09258 3.00%, 07/01/42	412,844	424,335
Federal National Mortgage Association Pool
Pool# 540017 8.00%, 05/01/30	1,906	1,951
Pool# 564363 8.00%, 01/01/31	853	928
Pool# 564993 7.50%, 03/01/31	8,313	8,617
Pool# 606566 7.50%, 10/01/31	3,789	4,005
Pool# 642656 7.00%, 07/01/32	33,712	40,154
Pool# 886574 2.71%, 08/01/36 (b)	133,548	142,793
Pool# 257231 5.50%, 06/01/38	810,473	884,015
Pool# AJ5302 4.00%, 11/01/41	986,807	1,052,830
Federal National Mortgage Association Pool TBA
2.50%, 04/25/28	1,200,000	1,244,813
3.00%, 04/25/28	490,000	515,170
3.50%, 04/25/28	1,180,000	1,250,800
3.00%, 04/25/43	3,680,000	3,795,575
3.50%, 04/25/43	6,245,000	6,594,330
4.00%, 04/25/43	2,970,000	3,166,299
4.50%, 04/25/43	6,685,000	7,202,043
5.00%, 04/25/43	2,500,000	2,708,203
5.50%, 04/25/43	1,585,000	1,728,641
6.00%, 04/25/43	2,155,000	2,360,398
Government National Mortgage Association I Pool Pool# GN 779081, 3.00%, 04/15/27	697,344	741,970
Government National Mortgage Association II Pool
Pool# G2 82468 4.00%, 01/20/40 (b)	260,984	279,944
Pool# G2 82478 3.50%, 02/20/40 (b)	1,230,559	1,315,135
Pool# G2 82483 3.50%, 02/20/40 (b)	173,269	185,178
Pool# G2 82520 4.00%, 04/20/40 (b)	290,771	312,222
Pool# G2 82570 3.50%, 06/20/40 (b)	27,137	28,946
Pool# G2 710035 5.39%, 12/20/59	362,470	401,799
Pool# G2 751413 4.50%, 07/20/61	252,162	285,815
Pool# G2 710083 4.70%, 08/20/61	265,942	305,228
Pool# G2 710087 4.70%, 09/20/61	294,647	341,357
Pool# G2 773443 5.07%, 04/20/62	263,418	299,654
Government National Mortgage Association II Pool (continued)
Pool# G2 766552 4.85%, 05/20/62	156,047	176,841
Pool# G2 765227 4.56%, 11/20/62	756,100	865,945
Pool# G2 765235 4.47%, 12/20/62	833,443	951,296
Pool# G2 791933 4.52%, 01/20/63	612,281	698,574
Pool# G2 AC0934 4.65%, 01/20/63	123,553	139,990
Pool# G2 AC0942 4.66%, 01/20/63	56,820	64,390

Total U.S. Government Mortgage Backed Agencies (cost $40,458,358)		40,656,585

U.S. Government Sponsored & Agency Obligations 0.9%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 5.13%, 11/17/17	265,000	316,576
Federal National Mortgage Association
5.00%, 05/11/17	1,050,000	1,232,886
0.00%, 10/09/19	840,000	744,420

Total U.S. Government Sponsored & Agency Obligations (cost $1,913,805)		2,293,882

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

U.S. Treasury Bonds 1.0%

	Principal Amount	Market Value
U.S. Treasury Bonds 6.25%, 08/15/23	340,000	481,206
2.75%, 11/15/42(g)	2,265,000	2,099,372

Total U.S. Treasury Bonds (cost $2,504,951)		2,580,578

U.S. Treasury Notes 2.3%

	Principal Amount	Market Value
U.S. Treasury Notes 0.25%, 01/31/15	210,000	210,049
0.25%, 02/28/15	225,000	225,018
0.38%, 01/15/16	140,000	140,142
0.75%, 02/28/18	1,850,000	1,849,567
1.25%, 02/29/20	450,000	450,703
2.00%, 02/15/23	3,150,000	3,189,866

Total U.S. Treasury Notes (cost $6,031,258)		6,065,345

Yankee Dollars 0.5%

	Principal Amount	Market Value
Insurance 0.1%
Validus Holdings Ltd., 8.88%, 01/26/40	230,000	306,896

Oil, Gas & Consumable Fuels 0.2%
Nexen, Inc., 7.50%, 07/30/39	220,000	319,861
Suncor Energy, Inc., 5.95%, 12/01/34	210,000	250,866

		570,727

Paper & Forest Products 0.2%
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	370,000	407,000

Total Yankee Dollars (cost $1,154,340)		1,284,623

Common Stocks 0.0%†

	Shares	Market Value
Diversified Telecommunication Services 0.0%
XO Holding, Inc.*(h)	248	0

Media 0.0%†
Dex One Corp.*	832	1,423
Idearc Litigation Trusts (i)	825,000	0
SuperMedia, Inc.*	651	2,519

		3,942

Paper & Forest Products 0.0%†
Catalyst Paper Corp.*(h)	5,617	12,718

Total Common Stocks (cost $779,392)		16,660

Warrant 0.1%

	Number of Warrants	Market Value
Marine 0.1%
Horizon Lines, Inc., expiring 12/31/2016*(h)	93,475	$130,864

Total Warrant (cost $185,414)		130,864

Mutual Fund 7.6%

	Shares	Market Value
Money Market Fund 7.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (j)	19,862,679	19,862,679

Total Mutual Fund (cost $19,862,679)		19,862,679

Total Investments (cost $286,919,836) (k) — 112.8%		294,148,252
Liabilities in excess of other assets — (12.8)%		(33,287,422)

NET ASSETS — 100.0%		$260,860,830

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2013 was $65,746,377 which represents 25.21% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2013. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2013.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2013. The maturity date reflects the next call date.
(e)	Perpetual bond security. The maturity date reflects the next call date.
(f)	PIK------Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(g)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(h)	Fair Valued Security.
(i)	Illiquid Security.
(j)	Represents 7-day effective yield as of March 31, 2013.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

(k)	At March 31, 2013, the tax basis cost of the Fund’s investments was $287,066,669, tax unrealized appreciation and depreciation were $9,729,831 and $(2,648,248), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ACES	Alternative Credit Enhancement Services
AS	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
FDIC	Federal Deposit Insurance Corporation
GDIF	Global Debt Issuance Facility
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MTN	Medium Term Note
NV	Public Traded Company
OAO	Joint Stock Company
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
Reg. S	Regulation S
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TAS	Joint Stock Company
TBA	To Be Announced
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Currency:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	Great British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
PLN	Poland New Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguay Peso Uruguayo

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

At March 31, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Royal Bank of Scotland	4/22/13	(700,000)	$(726,542)	$(727,719)	$(1,177)
Australian Dollar	JPMorgan Chase Bank	4/22/13	(602,495)	(623,763)	(626,353)	(2,590)
British Pound	JPMorgan Chase Bank	4/22/13	(157,175)	(238,100)	(238,794)	(694)
British Pound	JPMorgan Chase Bank	4/22/13	(256,866)	(388,091)	(390,252)	(2,161)
British Pound	JPMorgan Chase Bank	4/22/13	(927,478)	(1,405,009)	(1,409,102)	(4,093)
Euro	JPMorgan Chase Bank	4/22/13	(1,757,457)	(2,268,296)	(2,253,085)	15,211
Euro	JPMorgan Chase Bank	4/22/13	(397,554)	(520,311)	(509,671)	10,640
Hungarian Forint	JPMorgan Chase Bank	4/22/13	(166,718,619)	(743,715)	(700,425)	43,290
Hungarian Forint	JPMorgan Chase Bank	4/22/13	(236,713,876)	(1,055,957)	(994,492)	61,465
Japanese Yen	Royal Bank of Scotland	4/22/13	(51,608,298)	(538,540)	(548,307)	(9,767)
Japanese Yen	Royal Bank of Scotland	4/22/13	(31,934)	(334)	(339)	(5)
Mexican Peso	Barclays Bank PLC	4/22/13	(3,604,032)	(289,490)	(291,238)	(1,748)
Mexican Peso	Royal Bank of Scotland	4/22/13	(423,448)	(33,987)	(34,219)	(232)
Mexican Peso	Barclays Bank PLC	4/22/13	(7,623,455)	(612,345)	(616,042)	(3,697)
New Zealand Dollar	Royal Bank of Scotland	4/22/13	(4,324)	(3,555)	(3,613)	(58)
New Zealand Dollar	Royal Bank of Scotland	4/22/13	(749,263)	(616,037)	(626,078)	(10,041)
Polish Zlotych	Royal Bank of Scotland	4/22/13	(1,537,448)	(483,642)	(471,266)	12,376
Polish Zlotych	Royal Bank of Scotland	4/22/13	(1,314,164)	(413,402)	(402,824)	10,578
Polish Zlotych	JPMorgan Chase Bank	4/22/13	(1,379,405)	(420,313)	(422,822)	(2,509)
Polish Zlotych	JPMorgan Chase Bank	4/22/13	(665,182)	(202,685)	(203,895)	(1,210)
Russian Ruble	Barclays Bank PLC	4/22/13	(9,357,000)	(300,000)	(299,834)	166
Russian Ruble	Barclays Bank PLC	4/22/13	(12,884,683)	(413,103)	(412,875)	228
Russian Ruble	Barclays Bank PLC	4/22/13	(17,213,633)	(551,896)	(551,591)	305
South African Rand	Royal Bank of Scotland	4/22/13	(63,883)	(6,929)	(6,929)	—

Total Short Contracts				$(12,856,042)	$(12,741,765)	$114,277

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	JPMorgan Chase Bank	4/22/13	920,147	$901,155	$905,400	$4,245
Canadian Dollar	Barclays Bank PLC	4/22/13	940,000	920,771	924,935	4,164
Euro	JPMorgan Chase Bank	4/22/13	1,757,457	2,300,123	2,253,086	(47,037)
Mexican Peso	Royal Bank of Scotland	4/22/13	346,450	27,806	27,996	190
Mexican Peso	JPMorgan Chase Bank	4/22/13	8,948,023	716,541	723,079	6,538
Norwegian Krone	Royal Bank of Scotland	4/22/13	626,000	108,645	107,094	(1,551)
Swedish Krona	Royal Bank of Scotland	4/22/13	89,000	13,942	13,652	(290)
Turkish Lira	Royal Bank of Scotland	4/22/13	303,000	166,859	167,087	228

Total Long Contracts				$5,155,842	$5,122,329	$(33,513)

Amount designated as “—” is zero or has been rounded to zero.

At March 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
26	U.S. Treasury 10 Year Note	06/19/13	$3,431,594	$11,522

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Diversified Telecommunication Services	$—	$—	$—	$—
Media	3,942	—	—	3,942
Paper & Forest Products	—	12,718	—	12,718

Total Common Stocks	$3,942	$12,718	$—	$16,660

Asset-Backed Securities	—	28,340,894	—	28,340,894
Collateralized Mortgage Obligations	—	14,583,452	—	14,583,452
Commercial Mortgage Backed Securities	—	16,282,695	—	16,282,695
Convertible Corporate Bond	—	62,138	—	62,138
Corporate Bonds	—	113,785,714	—	113,785,714
Forward Foreign Currency Contracts	—	169,624	—	169,624
Futures Contracts	11,522	—	—	11,522
Municipal Bonds	—	1,733,343	—	1,733,343
Mutual Fund	19,862,679	—	—	19,862,679
Sovereign Bonds	—	46,468,800	—	46,468,800
U.S. Government Mortgage Backed Agencies	—	40,656,585	—	40,656,585
U.S. Government Sponsored & Agency Obligations	—	2,293,882	—	2,293,882
U.S. Treasury Bonds	—	2,580,578	—	2,580,578

	Level 1	Level 2	Level 3	Total
Assets: (continued)
U.S. Treasury Notes	$—	$6,065,345	$—	$6,065,345
Warrant	—	130,864	—	130,864
Yankee Dollars	—	1,284,623	—	1,284,623

Total Assets	$19,878,143	$274,451,255	$—	$294,329,398

Liabilities:
Forward Foreign Currency Contracts	—	(88,860)	—	(88,860)
Total Liabilities	$—	$(88,860)	$—	$(88,860)

Total	$19,878,143	$274,362,395	$—	$294,240,538

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

During the period ended March 31, 2013, the Fund held 1 common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 forward foreign currency contracts. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi Sector Bond Fund

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2013

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$169,624
Futures Contracts Interest rate risk	Unrealized appreciation from futures contracts	11,522

Total		$181,146

Liabilities:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(88,860)

Total		$(88,860)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 91.6%

	Shares	Market Value
AUSTRALIA 4.5%
Beverages 0.2%
Treasury Wine Estates Ltd.	333,719	$1,983,849

Biotechnology 0.9%
CSL Ltd.	130,896	8,090,890

Commercial Services & Supplies 1.5%
Brambles Ltd.	1,553,724	13,776,041

Energy Equipment & Services 0.9%
WorleyParsons Ltd.	313,238	8,100,253

Hotels, Restaurants & Leisure 0.2%
Flight Centre Ltd. (a)	43,635	1,531,968

Metals & Mining 0.7%
BHP Billiton Ltd.	179,048	6,120,780

Oil, Gas & Consumable Fuels 0.1%
Oil Search Ltd.	123,971	964,253

		40,568,034

AUSTRIA 0.1%
Semiconductors & Semiconductor Equipment 0.1%
AMS AG	9,299	1,050,019

BELGIUM 1.7%
Beverages 1.5%
Anheuser-Busch InBev NV	139,840	13,902,531

Insurance 0.2%
Ageas	48,746	1,654,496

		15,557,027

BRAZIL 2.2%
Commercial Banks 1.6%
Banco Bradesco SA - Preference Shares, ADR	799,438	13,606,442

Diversified Consumer Services 0.4%
Anhanguera Educacional Participacoes SA	157,300	2,543,110
Estacio Participacoes SA	63,300	1,361,385

		3,904,495

Personal Products 0.2%
Hypermarcas SA*	249,900	1,979,908

		19,490,845

CANADA 7.3%
Chemicals 1.7%
Agrium, Inc.	73,588	7,175,889
Potash Corp. of Saskatchewan, Inc.	192,257	7,551,366

		14,727,255

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	24,529	1,329,494

Information Technology Services 1.0%
CGI Group, Inc., Class A*	337,327	9,168,281

Insurance 0.8%
Fairfax Financial Holdings Ltd.	18,765	7,327,189

Metals & Mining 0.1%
Yamana Gold, Inc.	54,985	844,020

Oil, Gas & Consumable Fuels 2.7%
Canadian Natural Resources Ltd.	112,949	3,621,351
Cenovus Energy, Inc.	222,734	6,897,880
MEG Energy Corp.*	22,846	733,384
Suncor Energy, Inc.	410,554	12,302,272

		23,554,887

Paper & Forest Products 0.2%
West Fraser Timber Co., Ltd.	23,562	2,087,493

Road & Rail 0.7%
Canadian National Railway Co.	63,195	6,351,538

		65,390,157

CHINA 3.2%
Commercial Banks 0.9%
Industrial & Commercial Bank of China Ltd., H Shares	11,321,000	7,962,030

Communications Equipment 0.2%
AAC Technologies Holdings, Inc.	342,000	1,648,965

Internet Software & Services 1.3%
Baidu, Inc., ADR*	135,672	11,898,434

Leisure Equipment & Products 0.1%
Sunny Optical Technology Group Co., Ltd.	418,290	483,790

Oil, Gas & Consumable Fuels 0.7%
CNOOC Ltd.	3,274,000	6,295,591

Specialty Retail 0.0%†
Baoxin Auto Group Ltd.*	509,000	394,601

		28,683,411

DENMARK 1.6%
Chemicals 0.3%
Chr Hansen Holding A/S	66,111	2,455,366

Health Care Equipment & Supplies 0.2%
Coloplast A/S, Class B	35,242	1,898,992

Insurance 0.1%
Topdanmark A/S*	31,180	747,919

Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B	39,336	6,340,260

Textiles, Apparel & Luxury Goods 0.3%
Pandora A/S	100,934	2,785,997

		14,228,534

FINLAND 0.2%
Machinery 0.2%
Wartsila OYJ Abp (a)	32,076	1,445,915

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE 4.7%
Commercial Services & Supplies 0.4%
Edenred	98,198	$3,218,281

Diversified Telecommunication Services 0.3%
Iliad SA	14,126	3,004,925

Electrical Equipment 0.9%
Schneider Electric SA	110,410	8,074,063

Hotels, Restaurants & Leisure 0.4%
Sodexo	39,764	3,706,505

Machinery 0.1%
Vallourec SA	19,730	949,125

Media 2.2%
Eutelsat Communications SA	153,361	5,410,248
Publicis Groupe SA	212,898	14,289,410

		19,699,658

Personal Products 0.4%
L’Oreal SA	22,406	3,554,786

		42,207,343

GERMANY 6.5%
Air Freight & Logistics 0.6%
Deutsche Post AG REG	223,624	5,160,743

Diversified Financial Services 0.6%
Deutsche Boerse AG	89,301	5,417,260

Health Care Providers & Services 0.7%
Fresenius Medical Care AG & Co. KGaA	94,725	6,404,655

Insurance 0.6%
Allianz SE REG	38,321	5,224,004

IT Services 0.1%
Wirecard AG	41,008	1,136,123

Machinery 0.1%
Duerr AG	8,957	978,365

Media 0.2%
Sky Deutschland AG*	393,750	2,174,591

Software 2.0%
SAP AG	209,480	16,847,890

Textiles, Apparel & Luxury Goods 1.6%
Adidas AG	123,231	12,809,770
Hugo Boss AG	15,612	1,753,187

		14,562,957

		57,906,588

HONG KONG 3.6%
Automobiles 0.1%
Brilliance China Automotive Holdings Ltd.*	788,000	930,627

Construction & Engineering 0.1%
China State Construction International Holdings Ltd.	626,000	859,119

Gas Utilities 0.1%
China Gas Holdings Ltd.	486,000	485,403

Hotels, Restaurants & Leisure 1.3%
Galaxy Entertainment Group Ltd.*	2,466,000	10,340,928

Household Durables 0.5%
Haier Electronics Group Co., Ltd.*	593,000	946,382
Man Wah Holdings Ltd.	970,400	929,329
Techtronic Industries Co., Ltd.	1,243,500	3,043,053

		4,918,764

Industrial Conglomerates 0.8%
Hutchison Whampoa Ltd.	723,000	7,559,088

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	230,500	1,257,164

Wireless Telecommunication Services 0.6%
China Mobile Ltd.	531,500	5,637,298

		31,988,391

INDIA 0.3%
Consumer Finance 0.0%†
Shriram Transport Finance Co., Ltd.	14,088	180,296

Diversified Financial Services 0.1%
Power Finance Corp., Ltd.	234,826	782,242

Information Technology Services 0.1%
HCL Technologies Ltd.	71,114	1,041,666

Media 0.1%
Zee Entertainment Enterprises Ltd.	132,902	515,717

		2,519,921

INDONESIA 0.1%
Construction Materials 0.1%
Semen Gresik Persero Tbk PT	372,500	680,434

IRELAND 1.2%
Commercial Banks 0.1%
Bank of Ireland*	5,406,326	1,069,501

Construction Materials 0.3%
James Hardie Industries PLC, CDI	218,479	2,291,897

Containers & Packaging 0.2%
Smurfit Kappa Group PLC	101,858	1,688,747

Life Sciences Tools & Services 0.2%
ICON PLC*	42,009	1,356,471

Media 0.1%
UBM PLC	82,895	889,339

Pharmaceuticals 0.3%
Shire PLC	124,903	3,803,849

		11,099,804

ISRAEL 1.4%
Pharmaceuticals 1.4%
Teva Pharmaceutical Industries Ltd., ADR	316,092	12,542,531

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
ITALY 0.7%
Auto Components 0.1%
Pirelli & C. SpA	88,025	$926,072

Capital Markets 0.1%
Banca Generali SpA	40,660	774,000

Commercial Banks 0.1%
Banca Popolare dell’Emilia Romagna Scrl	128,537	911,523

Electrical Equipment 0.2%
Prysmian SpA	74,224	1,531,366

Textiles, Apparel & Luxury Goods 0.2%
Salvatore Ferragamo Italia SpA	63,189	1,753,724

		5,896,685

JAPAN 6.1%
Auto Components 0.6%
Denso Corp.	133,000	5,650,967

Automobiles 1.2%
Fuji Heavy Industries Ltd.	77,000	1,221,369
Toyota Motor Corp.	173,400	8,941,506

		10,162,875

Commercial Banks 0.2%
Seven Bank Ltd.	313,600	1,009,757
Suruga Bank Ltd.	57,000	915,973

		1,925,730

Commercial Services & Supplies 0.2%
Park24 Co., Ltd.	90,600	1,773,749

Consumer Finance 0.2%
Aeon Credit Service Co., Ltd.	69,800	1,979,990

Diversified Financial Services 0.1%
ORIX Corp.	93,400	1,192,528

Electronic Equipment, Instruments & Components 1.1%
Anritsu Corp.	102,000	1,599,158
Keyence Corp.	27,324	8,394,993

		9,994,151

Food Products 0.0%†
Toyo Suisan Kaisha Ltd.	13,000	401,300

Health Care Equipment & Supplies 0.2%
Sysmex Corp.	27,500	1,675,506

Household Products 0.1%
Pigeon Corp.	8,900	624,126

Internet Software & Services 0.4%
Internet Initiative Japan, Inc.	51,500	1,741,060
Kakaku.com, Inc.	67,400	1,696,861
Livesense, Inc.*	12,500	585,306

		4,023,227

Machinery 1.5%
FANUC Corp.	51,000	7,852,500
Komatsu Ltd.	142,600	3,410,603
THK Co., Ltd.	65,400	1,299,505

		12,562,608

Real Estate Management & Development 0.1%
Tokyu Land Corp.	112,000	1,056,865

Semiconductors & Semiconductor Equipment 0.1%
Sumco Corp.	89,100	1,013,897

Specialty Retail 0.1%
Gulliver International Co., Ltd.	8,710	510,981

		54,548,500

LUXEMBOURG 0.1%
Chemicals 0.1%
AZ Electronic Materials SA	105,327	609,470

MEXICO 2.1%
Beverages 0.6%
Fomento Economico Mexicano SAB de CV, ADR	46,817	5,313,730

Media 1.0%
Grupo Televisa SAB, ADR	356,730	9,492,585

Wireless Telecommunication Services 0.5%
America Movil SAB de CV Series L, ADR	211,106	4,424,782

		19,231,097

NETHERLANDS 2.1%
Computers & Peripherals 0.2%
Gemalto NV	24,753	2,160,863

Food Products 1.1%
Unilever NV, CVA	221,656	9,082,033

Oil, Gas & Consumable Fuels 0.8%
Royal Dutch Shell PLC, Class B	225,575	7,501,514

		18,744,410

NEW ZEALAND 0.1%
Internet & Catalog Retail 0.1%
Trade Me Ltd.	138,914	550,478

NORWAY 0.4%
Energy Equipment & Services 0.4%
Aker Solutions ASA	51,823	972,736
Fred Olsen Energy ASA	12,523	538,543
Petroleum Geo-Services ASA	138,033	2,141,103

		3,652,382

PHILIPPINES 0.3%
Food Products 0.2%
Universal Robina Corp.	450,640	1,242,936

Real Estate Management & Development 0.1%
SM Prime Holdings, Inc.	2,163,500	1,013,334

		2,256,270

RUSSIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Gazprom OAO, ADR	364,009	3,112,698

SINGAPORE 2.9%
Commercial Banks 0.7%
United Overseas Bank Ltd.	400,362	6,600,349

Industrial Conglomerates 1.0%
Keppel Corp., Ltd.	1,017,598	9,218,024

Semiconductors & Semiconductor Equipment 1.2%
Avago Technologies Ltd.	272,232	9,778,574

		25,596,947

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
SOUTH AFRICA 0.3%
Insurance 0.3%
Discovery Holdings Ltd.	323,940	$2,759,204

SOUTH KOREA 2.7%
Auto Components 1.4%
Hyundai Mobis	40,417	11,346,064

Electronic Equipment, Instruments & Components 0.1%
Partron Co., Ltd.	45,558	1,053,406

Food Products 0.1%
Orion Corp.	1,302	1,274,392

Health Care Equipment & Supplies 0.1%
Osstem Implant Co., Ltd.*	31,662	952,387

Internet Software & Services 0.9%
NHN Corp.	34,591	8,362,421

Trading Companies & Distributors 0.1%
Daewoo International Corp.	24,890	867,627

		23,856,297

SPAIN 1.4%
Biotechnology 0.2%
Grifols SA*	44,529	1,653,897

Food Products 0.2%
Viscofan SA	26,883	1,409,585

Information Technology Services 1.0%
Amadeus IT Holding SA, Class A	356,387	9,660,955

		12,724,437

SWEDEN 4.7%
Commercial Banks 0.9%
Swedbank AB, Class A	337,230	7,683,582

Commercial Services & Supplies 0.1%
Intrum Justitia AB	49,018	947,742

Communications Equipment 0.7%
Telefonaktiebolaget LM Ericsson, Class B	495,964	6,213,288

Diversified Financial Services 1.4%
Investment AB Kinnevik, Class B	207,393	5,034,617
Investor AB, Class B	304,687	8,813,555

		13,848,172

Electronic Equipment, Instruments & Components 0.3%
Hexagon AB, Class B	89,488	2,443,901

Household Products 0.2%
Svenska Cellulosa AB, Class B*	80,277	2,072,586

Machinery 0.7%
Volvo AB, Class B	414,724	6,054,902

Media 0.2%
Modern Times Group AB, Class B	34,311	1,366,353

Pharmaceuticals 0.2%
Meda AB, Class A	121,487	1,439,774

		42,070,300

SWITZERLAND 9.5%
Capital Markets 1.6%
GAM Holding AG*	210,468	3,565,424
Julius Baer Group Ltd.*	192,374	7,497,302
UBS AG REG	235,010	3,613,799

		14,676,525

Chemicals 1.6%
Clariant AG REG*	98,048	1,367,020
Givaudan SA REG*	1,777	2,184,536
Syngenta AG REG	26,031	10,892,886

		14,444,442

Electrical Equipment 1.1%
ABB Ltd. REG*	415,618	9,435,210

Food Products 1.3%
Nestle SA REG	154,655	11,193,096

Machinery 0.3%
OC Oerlikon Corp. AG REG*	229,112	2,722,366

Media 0.7%
Informa PLC	808,030	6,480,087

Pharmaceuticals 2.4%
Novartis AG REG	114,405	8,153,869
Roche Holding AG	58,400	13,614,391

		21,768,260

Professional Services 0.3%
DKSH Holding AG*	27,800	2,486,791

Trading Companies & Distributors 0.2%
Wolseley PLC	43,039	2,146,406

		85,353,183

TAIWAN 1.4%
Diversified Financial Services 0.2%
Chailease Holding Co., Ltd.*	746,000	2,078,717

Health Care Equipment & Supplies 0.1%
Ginko International Co., Ltd.	68,000	1,123,469

Semiconductors & Semiconductor Equipment 1.1%
Novatek Microelectronics Corp.	387,000	1,697,222
Taiwan Semiconductor Manufacturing Co., Ltd.	2,219,629	7,434,105

		9,131,327

		12,333,513

THAILAND 0.1%
Transportation Infrastructure 0.1%
Airports of Thailand PCL	222,600	933,171

TURKEY 1.0%
Building Products 0.2%
Trakya Cam Sanayi AS*	865,911	1,354,809

Commercial Banks 0.8%
Akbank TAS	1,446,745	7,601,732

		8,956,541

UNITED KINGDOM 16.7%
Airlines 0.3%
easyJet PLC	144,053	2,370,192

Capital Markets 0.3%
Aberdeen Asset Management PLC	361,314	2,361,193

Chemicals 0.1%
Croda International PLC	22,822	953,262

Commercial Services & Supplies 0.3%
Babcock International Group PLC	146,833	2,431,474

Diversified Telecommunication Services 0.1%
Inmarsat PLC	102,101	1,093,048

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies 0.7%
Smith & Nephew PLC	510,312	$5,902,453

Hotels, Restaurants & Leisure 2.5%
Compass Group PLC	1,350,080	17,280,005
InterContinental Hotels Group PLC	97,590	2,983,054
Tui Travel PLC	387,742	1,923,571

		22,186,630

Household Durables 0.7%
Persimmon PLC	107,670	1,753,884
Taylor Wimpey PLC	3,208,044	4,446,782

		6,200,666

Internet & Catalog Retail 0.2%
ASOS PLC*	26,425	1,346,995

Machinery 0.1%
Weir Group PLC (The)	26,283	906,783

Media 4.0%
British Sky Broadcasting Group PLC	570,994	7,674,666
Reed Elsevier PLC	1,589,811	18,914,930
WPP PLC	624,721	9,983,694

		36,573,290

Multiline Retail 0.8%
Next PLC	112,369	7,465,386

Multi-Utilities 0.7%
Centrica PLC	1,084,828	6,072,516

Oil, Gas & Consumable Fuels 1.1%
BG Group PLC	579,046	9,964,253

Professional Services 0.2%
Intertek Group PLC	27,509	1,421,457

Software 0.1%
Aveva Group PLC	25,279	871,679

Specialty Retail 0.8%
Kingfisher PLC	1,677,028	7,350,978

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	50,625	1,024,901

Tobacco 2.8%
British American Tobacco PLC	262,169	14,058,166
Imperial Tobacco Group PLC	347,039	12,137,788

		26,195,954

Trading Companies & Distributors 0.8%
Ashtead Group PLC	598,660	5,356,189
Travis Perkins PLC	90,235	1,998,091

		7,354,280

		150,047,390

UNITED STATES 0.1%
Health Care Providers & Services 0.1%
Catamaran Corp.*	16,760	888,114

Total Common Stocks (cost $671,019,614)		819,480,041

Preferred Stock 0.8%

	Shares	Market Value

GERMANY 0.8%
Automobiles 0.8%
Volkswagen AG	36,800	7,329,536

Total Preferred Stock (cost $5,800,417)		7,329,536

Exchange Traded Fund 0.2%

	Shares	Market Value

UNITED STATES 0.2%
iShares MSCI EAFE Small Cap Index Fund	36,332	1,597,155

Total Exchange Traded Fund (cost $1,557,213)		1,597,155

Mutual Fund 7.0%

	Shares	Market Value
Money Market Fund 7.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (b)	62,883,284	62,883,284

Total Mutual Fund (cost $62,883,284)		62,883,284

Repurchase Agreement 0.3%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $2,966,534, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 - 02/15/43; total market value $3,025,815. (c)	$2,966,485	2,966,485

Total Repurchase Agreement (cost $2,966,485)		2,966,485

Total Investments (cost $744,227,013) (d) — 99.9%		894,256,501
Other assets in excess of liabilities — 0.1%		732,600

NET ASSETS — 100.0%		$894,989,101

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $2,830,385.
(b)	Represents 7-day effective yield as of March 31, 2013.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $2,966,485.
(d)	At March 31, 2013, the tax basis cost of the Fund’s investments was $747,496,033, tax unrealized appreciation and depreciation were $159,839,954 and $(13,079,486), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
AS	Stock Corporation
ASA	Stock Corporation
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
KGaA	Limited Partnership with shares
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
TAS	Joint Stock Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Air Freight & Logistics	$—	$5,160,743	$—	$5,160,743
Airlines	—	2,370,192	—	2,370,192
Auto Components	—	17,923,103	—	17,923,103
Automobiles	—	11,093,502	—	11,093,502
Beverages	5,313,730	15,886,380	—	21,200,110
Biotechnology	—	9,744,787	—	9,744,787
Building Products	—	1,354,809	—	1,354,809
Capital Markets	—	17,811,718	—	17,811,718
Chemicals	14,727,255	18,462,540	—	33,189,795
Commercial Banks	13,606,442	33,754,447	—	47,360,889
Commercial Services & Supplies	—	22,147,287	—	22,147,287
Communications Equipment	—	7,862,253	—	7,862,253
Computers & Peripherals	—	2,160,863	—	2,160,863
Construction & Engineering	—	859,119	—	859,119
Construction Materials	—	2,972,331	—	2,972,331
Consumer Finance	—	2,160,286	—	2,160,286
Containers & Packaging	—	1,688,747	—	1,688,747
Diversified Consumer Services	3,904,495	—	—	3,904,495
Diversified Financial Services	—	23,318,919	—	23,318,919
Diversified Telecommunication Services	—	4,097,973	—	4,097,973
Electrical Equipment	—	19,040,639	—	19,040,639
Electronic Equipment, Instruments & Components	—	13,491,458	—	13,491,458
Energy Equipment & Services	—	11,752,635	—	11,752,635

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Growth Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$1,329,494	$—	$—	$1,329,494
Food Products	—	24,603,342	—	24,603,342
Gas Utilities	—	485,403	—	485,403
Health Care Equipment & Supplies	—	11,552,807	—	11,552,807
Health Care Providers & Services	888,114	6,404,655	—	7,292,769
Hotels, Restaurants & Leisure	—	37,766,031	—	37,766,031
Household Durables	—	11,119,430	—	11,119,430
Household Products	—	2,696,712	—	2,696,712
Industrial Conglomerates	—	16,777,112	—	16,777,112
Information Technology Services	9,168,281	10,702,621	—	19,870,902
Insurance	7,327,189	10,385,623	—	17,712,812
Internet & Catalog Retail	—	1,897,473	—	1,897,473
Internet Software & Services	11,898,434	12,385,648	—	24,284,082
IT Services	—	1,136,123	—	1,136,123
Leisure Equipment & Products	—	483,790	—	483,790
Life Sciences Tools & Services	1,356,471	—	—	1,356,471
Machinery	—	25,620,064	—	25,620,064
Media	9,492,585	67,699,035	—	77,191,620
Metals & Mining	844,020	6,120,780	—	6,964,800
Multiline Retail	—	7,465,386	—	7,465,386
Multi-Utilities	—	6,072,516	—	6,072,516
Oil, Gas & Consumable Fuels	23,554,887	27,838,309	—	51,393,196
Paper & Forest Products	2,087,493	—	—	2,087,493
Personal Products	1,979,908	3,554,786	—	5,534,694
Pharmaceuticals	12,542,531	33,352,143	—	45,894,674
Professional Services	—	3,908,248	—	3,908,248
Real Estate Investment Trusts (REITs)	—	1,257,164	—	1,257,164
Real Estate Management & Development	—	2,070,199	—	2,070,199
Road & Rail	6,351,538	—	—	6,351,538
Semiconductors & Semiconductor Equipment	9,778,574	11,195,243	—	20,973,817
Software	—	17,719,569	—	17,719,569
Specialty Retail	—	8,256,560	—	8,256,560
Textiles, Apparel & Luxury Goods	—	20,127,579	—	20,127,579
Tobacco	—	26,195,954	—	26,195,954
Trading Companies & Distributors	—	10,368,313	—	10,368,313
Transportation Infrastructure	—	933,171	—	933,171
Wireless Telecommunication Services	4,424,782	5,637,298	—	10,062,080

Total Common Stocks	$140,576,223	$678,903,818	$—	$819,480,041

Exchange Traded Fund	1,597,155	—	—	1,597,155
Mutual Fund	62,883,284	—	—	62,883,284
Preferred Stock	—	7,329,536	—	7,329,536
Repurchase Agreement	—	2,966,485	—	2,966,485

Total	$205,056,662	$689,199,839	$—	$894,256,501

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 97.7%

	Shares	Market Value
AUSTRALIA 3.9%
Air Freight & Logistics 0.1%
Toll Holdings Ltd. (a)	95,467	$591,580

Airlines 0.0%†
Qantas Airways Ltd.*	164,155	306,077

Beverages 0.1%
Treasury Wine Estates Ltd.	90,625	538,736

Capital Markets 0.2%
Macquarie Group Ltd.	51,450	2,001,496

Chemicals 0.1%
Incitec Pivot Ltd.	240,887	778,588

Commercial Banks 1.2%
Australia & New Zealand Banking Group Ltd.	280,874	8,376,881
Bank of Queensland Ltd. (a)	40,546	408,869
Bendigo and Adelaide Bank Ltd. (a)	64,260	689,649

		9,475,399

Construction Materials 0.1%
Boral Ltd.	108,468	556,756

Food & Staples Retailing 0.8%
Wesfarmers Ltd.	171,221	7,189,683

Food Products 0.0%†
GrainCorp Ltd., Class A	25,385	309,489

Health Care Providers & Services 0.0%†
Primary Health Care Ltd.	56,647	293,360

Hotels, Restaurants & Leisure 0.1%
Echo Entertainment Group Ltd.	115,595	420,723
Tabcorp Holdings Ltd.	50,397	169,952
Tatts Group Ltd.	222,303	735,162

		1,325,837

Insurance 0.3%
QBE Insurance Group Ltd.	6,487	91,710
Suncorp Group Ltd.	194,461	2,399,963

		2,491,673

Media 0.0%†
Fairfax Media Ltd. (a)	312,831	205,821

Metals & Mining 0.3%
Alumina Ltd.*	254,239	295,187
BlueScope Steel Ltd.*	28,500	149,637
Newcrest Mining Ltd.	92,495	1,936,308
OZ Minerals Ltd. (a)	46,597	260,119
Rio Tinto Ltd.	3,844	230,571

		2,871,822

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd. (a)	74,368	212,247

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.	19,926	444,952
New Hope Corp., Ltd.	10,015	41,517
Origin Energy Ltd.	183,209	2,549,813
Santos Ltd.	129,724	1,684,997

		4,721,279

Real Estate Management & Development 0.0%†
Lend Lease Group	6,028	64,305

Road & Rail 0.1%
Asciano Ltd.	144,259	841,641

Trading Companies & Distributors 0.0%†
Seven Group Holdings Ltd.	15,028	155,661

		34,931,450

AUSTRIA 0.1%
Commercial Banks 0.1%
Erste Group Bank AG*	28,016	784,000
Raiffeisen Bank International AG	2,820	96,156

		880,156

BELGIUM 1.4%
Chemicals 0.9%
Solvay SA	61,381	8,329,174

Commercial Banks 0.1%
KBC Groep NV	13,795	478,330

Diversified Telecommunication Services 0.0%†
Belgacom SA	17,660	439,645

Food & Staples Retailing 0.1%
Delhaize Group SA	19,494	1,064,168

Insurance 0.1%
Ageas	20,545	697,321

Pharmaceuticals 0.2%
UCB SA	22,635	1,447,954

		12,456,592

BRAZIL 0.3%
Electric Utilities 0.3%
Cia Energetica de Minas Gerais, ADR	193,630	2,294,516

CANADA 5.4%
Auto Components 0.1%
Magna International, Inc.	200	11,740
Magna International, Inc.	20,100	1,181,445

		1,193,185

Commercial Services & Supplies 0.0%†
Progressive Waste Solutions Ltd.	11,800	249,858

Communications Equipment 0.1%
Research In Motion Ltd.*(a)	9,511	137,434
Research In Motion Ltd.*(a)	37,138	551,668

		689,102

Energy Equipment & Services 0.1%
Ensign Energy Services, Inc.	17,200	293,256
Precision Drilling Corp.	30,300	280,078

		573,334

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	3,800	$247,448
George Weston Ltd.	4,100	304,841
Loblaw Cos., Ltd. (a)	12,846	540,472

		1,092,761

Independent Power Producers & Energy Traders 0.0%†
TransAlta Corp. (a)	16,978	248,190

Insurance 0.8%
Fairfax Financial Holdings Ltd.	2,219	866,455
Industrial Alliance Insurance & Financial Services, Inc.	6,272	230,666
Manulife Financial Corp.	242,336	3,568,782
Sun Life Financial, Inc.	77,870	2,124,877

		6,790,780

Media 0.1%
Aimia, Inc.	19,785	299,935
Quebecor, Inc., Class B	5,700	241,556

		541,491

Metals & Mining 2.0%
AuRico Gold, Inc.*	16,624	104,565
Barrick Gold Corp.	120,780	3,550,931
Eldorado Gold Corp.	73,885	706,230
First Quantum Minerals Ltd.	139,330	2,649,855
Goldcorp, Inc.	102,182	3,436,381
IAMGOLD Corp.	32,370	233,570
Inmet Mining Corp.	7,400	492,799
Kinross Gold Corp.	177,200	1,402,459
Lundin Mining Corp.*	42,500	185,756
Osisko Mining Corp.*	7,100	42,145
Pan American Silver Corp.	13,200	217,001
Teck Resources Ltd., Class B	93,000	2,618,300
Yamana Gold, Inc. (a)	120,100	1,850,239

		17,490,231

Multiline Retail 0.1%
Canadian Tire Corp., Ltd., Class A	10,900	786,611

Oil, Gas & Consumable Fuels 2.0%
Bonavista Energy Corp.	4,278	62,916
Cameco Corp. (a)	54,900	1,139,235
Canadian Natural Resources Ltd.	137,681	4,423,690
Crescent Point Energy Corp. (a)	2,760	104,195
Enerplus Corp. (a)	27,292	398,694
Husky Energy, Inc. (a)	53,900	1,547,201
Pengrowth Energy Corp.	54,315	276,962
Penn West Petroleum Ltd.	72,291	777,101
PetroBakken Energy Ltd. (a)	11,100	96,484
Suncor Energy, Inc.	251,700	7,542,203
Talisman Energy, Inc.	142,000	1,736,122
Uranium One, Inc.*	63,200	174,199

		18,279,002

Paper & Forest Products 0.0%†
West Fraser Timber Co., Ltd.	2,000	177,192

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc. (a)	5,200	127,869

		48,239,606

CHINA 1.4%
Commercial Banks 0.6%
China Construction Bank Corp., H Shares	6,272,000	5,141,279

Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.*(a)	404,000	151,577

Oil, Gas & Consumable Fuels 0.8%
China Shenhua Energy Co. Ltd., H Shares	1,090,000	3,977,023
PetroChina Co. Ltd., H Shares	2,352,000	3,097,270

		7,074,293

		12,367,149

DENMARK 1.3%
Beverages 0.3%
Carlsberg A/S, Class B	24,567	2,395,138

Building Products 0.0%†
Rockwool International A/S, Class B	239	29,196

Commercial Banks 0.7%
Danske Bank A/S*	285,891	5,125,828

Construction & Engineering 0.0%†
FLSmidth & Co. A/S	5,406	329,540

Diversified Telecommunication Services 0.0%†
TDC A/S	55,116	424,222

Marine 0.3%
AP Moeller - Maersk A/S, Class A	100	750,249
AP Moeller - Maersk A/S, Class B	268	2,103,412

		2,853,661

Pharmaceuticals 0.0%†
H. Lundbeck A/S	11,001	202,566

		11,360,151

FINLAND 0.8%
Communications Equipment 0.1%
Nokia OYJ (a)	221,280	719,807

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	3,616	113,241

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ*	6,682	94,431

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
FINLAND (continued)
Paper & Forest Products 0.7%
Stora Enso OYJ, Class R	126,639	$819,855
UPM-Kymmene OYJ	444,884	4,975,894

		5,795,749

		6,723,228

FRANCE 12.3%
Aerospace & Defense 0.6%
European Aeronautic Defence and Space Co. NV	99,001	5,045,921
Thales SA	15,196	643,086

		5,689,007

Air Freight & Logistics 0.0%†
Bollore SA	1,136	436,854

Auto Components 0.3%
Cie Generale des Etablissements Michelin, Class B	26,644	2,232,253

Automobiles 0.7%
Renault SA	104,548	6,559,095

Building Products 0.8%
Compagnie de Saint-Gobain (a)	197,573	7,336,582

Chemicals 0.0%†
Arkema SA	2,463	224,452

Commercial Banks 2.7%
BNP Paribas SA	311,265	16,004,490
Credit Agricole SA*	99,725	823,202
Natixis	128,574	489,141
Societe Generale SA*	209,637	6,901,876

		24,218,709

Communications Equipment 0.0%†
Alcatel-Lucent*	34,627	46,671

Construction & Engineering 0.1%
Bouygues SA	29,166	792,115

Construction Materials 0.7%
Ciments Francais SA	1,063	60,636
Imerys SA	1,094	71,285
Lafarge SA	85,996	5,725,454

		5,857,375

Diversified Telecommunication Services 0.9%
France Telecom SA	321,387	3,256,562
Vivendi SA	225,168	4,658,283

		7,914,845

Electric Utilities 0.1%
Electricite de France SA	41,739	800,656

Electrical Equipment 0.7%
Schneider Electric SA	84,683	6,192,698

Energy Equipment & Services 0.1%
Compagnie Generale de Geophysique-Veritas*	20,800	469,124

Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	8,574	901,550

Hotels, Restaurants & Leisure 0.7%
Sodexo	62,841	5,857,571

Information Technology Services 0.1%
Cap Gemini SA	21,009	957,371

Insurance 0.8%
AXA SA	413,252	7,141,547
CNP Assurances	5,022	69,016

		7,210,563

Machinery 0.0%†
Vallourec SA	6,023	289,740

Media 0.1%
Lagardere SCA	17,071	629,197

Metals & Mining 0.0%†
Eramet	65	7,040

Multi-Utilities 1.0%
GDF Suez	350,613	6,735,604
Suez Environnement Co.	155,609	1,984,196

		8,719,800

Pharmaceuticals 1.8%
Sanofi	153,178	15,621,912

Trading Companies & Distributors 0.0%†
Rexel SA	12,221	266,848

		109,232,028

GERMANY 6.6%
Airlines 0.1%
Deutsche Lufthansa AG REG	28,411	555,700

Automobiles 1.0%
Daimler AG REG	150,187	8,190,793
Volkswagen AG	4,865	917,561

		9,108,354

Capital Markets 0.7%
Deutsche Bank AG REG	157,098	6,141,950
Deutsche Bank AG	196	7,668

		6,149,618

Chemicals 0.7%
BASF SE	65,817	5,778,900
Wacker Chemie AG	256	18,353

		5,797,253

Commercial Banks 0.1%
Commerzbank AG*(a)	542,534	799,235

Construction Materials 0.2%
HeidelbergCement AG	20,755	1,496,579

Diversified Financial Services 0.4%
Deutsche Boerse AG	61,438	3,727,009

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	459,863	4,868,248

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Health Care Providers & Services 0.0%†
Celesio AG	11,017	$207,284

Insurance 1.3%
Allianz SE REG	85,231	11,618,879
Muenchener Rueckversicherungs AG REG	176	32,987

		11,651,866

Metals & Mining 0.1%
Salzgitter AG	5,214	209,546
ThyssenKrupp AG*	14,583	297,309

		506,855

Multi-Utilities 0.6%
E.ON SE	264,775	4,632,964
RWE AG	13,469	502,809

		5,135,773

Pharmaceuticals 0.9%
Bayer AG REG	81,080	8,379,290

		58,383,064

GREECE 0.1%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA*	27,607	740,162

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	275,939	1,146,306

HONG KONG 2.6%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	123,000	210,943

Hotels, Restaurants & Leisure 0.0%†
Hongkong & Shanghai Hotels (The) (a)	89,000	152,624

Industrial Conglomerates 1.4%
Hopewell Holdings Ltd.	67,500	274,012
Hutchison Whampoa Ltd.	1,093,000	11,427,502

		11,701,514

Marine 0.0%†
Orient Overseas International Ltd.	26,000	176,099

Real Estate Management & Development 1.2%
Cheung Kong Holdings Ltd.	44,000	651,827
China Overseas Land & Investment Ltd. (a)	702,000	1,941,509
Henderson Land Development Co., Ltd.	178,879	1,227,008
Kerry Properties Ltd.	30,000	133,541
New World Development Co., Ltd.	684,992	1,164,178
Wharf Holdings Ltd.	555,000	4,963,456
Wheelock & Co., Ltd.	157,000	838,281

		10,919,800

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	265,000	261,091

		23,422,071

IRELAND 0.3%
Commercial Banks 0.0%†
Bank of Ireland*	1,639,371	324,307

Professional Services 0.3%
Experian PLC	128,496	2,227,091

		2,551,398

ISRAEL 0.2%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	520	21,988

Commercial Banks 0.2%
Bank Hapoalim BM*	100,455	456,371
Bank Leumi Le-Israel BM*	192,026	679,094
Israel Discount Bank Ltd., Class A*	132,044	226,678

		1,362,143

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	34	9,580

Software 0.0%†
NICE Systems Ltd.*	188	6,914
NICE Systems Ltd., ADR*	2,372	87,360

		94,274

		1,487,985

ITALY 2.3%
Automobiles 0.1%
Fiat SpA*	155,543	830,886

Commercial Banks 0.6%
Banca Monte dei Paschi di Siena SpA*(a)	236,983	56,564
Banco Popolare Societa Cooperativa*	37,162	47,079
Intesa Sanpaolo SpA	1,941,769	2,861,008
UniCredit SpA*	408,864	1,755,025
Unione di Banche Italiane SCPA	112,295	415,975

		5,135,651

Diversified Telecommunication Services 0.1%
Telecom Italia SpA	1,793,808	1,265,181

Food Products 0.0%†
Parmalat SpA	44,553	113,969

Media 0.0%†
Mediaset SpA	95,473	195,691

Oil, Gas & Consumable Fuels 1.5%
Eni SpA	588,107	13,166,768

		20,708,146

JAPAN 22.0%
Air Freight & Logistics 0.4%
Yamato Holdings Co., Ltd. (a)	192,700	3,495,301

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Airlines 0.4%
Japan Airlines Co., Ltd.	74,900	$3,493,864

Auto Components 0.5%
Bridgestone Corp.	118,900	4,000,750
NGK Spark Plug Co., Ltd.	5,000	76,684
Nissan Shatai Co., Ltd.	9,000	110,318
NOK Corp.	5,800	83,908
Takata Corp. (a)	400	8,092
Toyoda Gosei Co., Ltd.	8,100	194,952

		4,474,704

Automobiles 1.4%
Honda Motor Co., Ltd.	223,000	8,587,839
Mazda Motor Corp.*	5,000	14,707
Nissan Motor Co., Ltd.	360,400	3,496,036
Suzuki Motor Corp.	15,800	354,098
Yamaha Motor Co., Ltd.	6,500	88,018

		12,540,698

Beverages 0.3%
Coca-Cola West Co., Ltd.	7,600	132,389
Kirin Holdings Co., Ltd.	163,000	2,620,780

		2,753,169

Building Products 0.2%
Asahi Glass Co., Ltd.	156,000	1,086,596
LIXIL Group Corp.	30,000	598,551
Nippon Sheet Glass Co., Ltd.*	103,000	114,732

		1,799,879

Capital Markets 0.4%
Nomura Holdings, Inc.	563,200	3,501,831
SBI Holdings, Inc.	27,960	248,298

		3,750,129

Chemicals 0.5%
Asahi Kasei Corp.	124,000	838,018
Daicel Corp.	36,000	281,780
Denki Kagaku Kogyo KK	60,000	216,916
Hitachi Chemical Co., Ltd.	5,500	84,306
Kaneka Corp.	35,000	202,453
Lintec Corp.	3,200	61,159
Mitsubishi Chemical Holdings Corp. (a)	208,500	993,814
Mitsubishi Gas Chemical Co., Inc.	51,000	337,775
Mitsui Chemicals, Inc. (a)	108,000	235,676
Nippon Shokubai Co., Ltd.	17,000	149,993
Showa Denko KK	183,000	275,724
Sumitomo Chemical Co., Ltd.	180,000	566,672
Teijin Ltd.	124,000	287,704
Tosoh Corp.	83,000	237,768

		4,769,758

Commercial Banks 4.2%
77 Bank Ltd. (The)	44,000	237,717
Bank of Kyoto Ltd. (The)	25,000	245,136
Bank of Yokohama Ltd. (The)	62,000	359,710
Chiba Bank Ltd. (The)	26,000	187,424
Fukuoka Financial Group, Inc.	103,000	516,450
Gunma Bank Ltd. (The)	51,000	304,581
Hachijuni Bank Ltd. (The)	55,000	329,502
Higo Bank Ltd. (The)	7,000	45,413
Hiroshima Bank Ltd. (The)	20,000	96,883
Hokuhoku Financial Group, Inc.	156,000	318,020
Iyo Bank Ltd. (The)	31,000	287,721
Joyo Bank Ltd. (The)	2,000	11,157
Mitsubishi UFJ Financial Group, Inc.	3,145,200	18,975,734
Nishi-Nippon City Bank Ltd. (The)	84,000	260,158
Shiga Bank Ltd. (The)	16,000	110,359
Shinsei Bank Ltd. (a)	182,000	418,216
Shizuoka Bank Ltd. (The)	9,000	101,596
Sumitomo Mitsui Financial Group, Inc. (a)	256,637	10,528,498
Sumitomo Mitsui Trust Holdings, Inc.	503,000	2,395,200
Yamaguchi Financial Group, Inc.	27,000	269,623

		35,999,098

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd. (a)	75,000	716,589
Toppan Printing Co., Ltd. (a)	75,000	541,448

		1,258,037

Computers & Peripherals 0.2%
Fujitsu Ltd.	175,000	731,071
NEC Corp.	345,000	921,106
Seiko Epson Corp. (a)	17,300	168,711

		1,820,888

Construction & Engineering 0.2%
COMSYS Holdings Corp.	12,800	155,622
Kinden Corp.	17,000	111,600
Nippo Corp.	7,000	86,418
Obayashi Corp.	86,000	411,425
Shimizu Corp. (a)	78,000	255,935
Taisei Corp.	136,000	378,420

		1,399,420

Consumer Finance 0.0%†
Hitachi Capital Corp.	6,200	136,111

Containers & Packaging 0.0%†
Rengo Co., Ltd.	20,000	102,382
Toyo Seikan Kaisha Ltd.	20,100	277,964

		380,346

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	112,670

Diversified Financial Services 0.6%
ORIX Corp. (a)	420,200	5,365,100

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Diversified Telecommunication Services 0.4%
Nippon Telegraph & Telephone Corp.	75,300	$3,287,567

Electrical Equipment 0.6%
Fuji Electric Co., Ltd.	7,000	20,586
Sumitomo Electric Industries Ltd.	425,700	5,237,847
Ushio, Inc.	10,600	108,514

		5,366,947

Electronic Equipment, Instruments & Components 1.4%
Citizen Holdings Co., Ltd.	30,300	155,141
FUJIFILM Holdings Corp. (a)	72,200	1,432,173
Hitachi High-Technologies Corp.	3,900	81,561
Hitachi Ltd.	1,326,000	7,741,212
Ibiden Co., Ltd.	9,700	152,022
Kyocera Corp.	23,700	2,174,534
Nippon Electric Glass Co., Ltd.	53,000	264,637
TDK Corp. (a)	16,300	572,873

		12,574,153

Food & Staples Retailing 0.8%
Aeon Co., Ltd. (a)	96,800	1,253,324
Seven & I Holdings Co., Ltd.	161,100	5,345,230
UNY Group Holdings Co. Ltd.	29,300	228,189

		6,826,743

Food Products 0.2%
House Foods Corp. (a)	8,000	139,043
MEIJI Holdings Co., Ltd.	9,200	422,116
Nippon Meat Packers, Inc.	23,000	371,238
Nisshin Seifun Group, Inc.	25,000	330,300
Yamazaki Baking Co., Ltd.	13,000	171,633

		1,434,330

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,100	332,146
Medipal Holdings Corp.	18,300	256,757
Suzuken Co., Ltd.	8,800	319,464

		908,367

Household Durables 0.7%
Casio Computer Co., Ltd. (a)	29,600	231,505
Panasonic Corp.	304,200	2,290,710
Sekisui House Ltd.	77,000	1,046,321
Sony Corp. (a)	157,700	2,744,115
Sumitomo Forestry Co., Ltd.	16,600	184,326

		6,496,977

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.	18,000	125,546

Insurance 0.3%
Dai-ichi Life Insurance Co., Ltd. (The)	1,584	2,125,603
MS&AD Insurance Group Holdings (a)	36,400	810,753

		2,936,356

Leisure Equipment & Products 0.1%
Sankyo Co., Ltd.	6,600	309,019
Yamaha Corp.	19,800	192,779

		501,798

Machinery 0.7%
Amada Co., Ltd.	45,000	299,311
Ebara Corp.	13,000	51,980
Glory Ltd.	1,700	40,733
JTEKT Corp.	29,500	279,404
Mitsubishi Heavy Industries Ltd.	869,000	5,027,572
NTN Corp.	60,000	161,074
Sumitomo Heavy Industries Ltd.	66,000	262,083

		6,122,157

Marine 0.1%
Kawasaki Kisen Kaisha Ltd. (a)	49,000	104,926
Mitsui OSK Lines Ltd.	152,000	502,981
Nippon Yusen KK	214,000	551,565

		1,159,472

Media 0.1%
Fuji Media Holdings, Inc.	62	107,793
Hakuhodo DY Holdings, Inc.	2,910	223,938
Nippon Television Network Corp.	6,800	100,845
SKY Perfect JSAT Holdings, Inc.	215	101,805
Tokyo Broadcasting System Holdings, Inc.	4,800	74,202

		608,583

Metals & Mining 0.6%
Daido Steel Co., Ltd.	22,000	117,455
JFE Holdings, Inc.	72,700	1,407,112
Kobe Steel Ltd.*	331,000	389,655
Mitsubishi Materials Corp.	149,000	421,775
Nippon Steel & Sumitomo Metal Corp.	873,995	2,226,142
Nisshin Steel Holdings Co. Ltd.	8,700	68,983
Sumitomo Metal Mining Co., Ltd.	41,000	582,841
Yamato Kogyo Co., Ltd.	5,300	145,333

		5,359,296

Multiline Retail 0.2%
H2O Retailing Corp.	11,000	117,842
Isetan Mitsukoshi Holdings Ltd. (a)	49,700	718,485
J. Front Retailing Co., Ltd.	67,000	523,278
Marui Group Co., Ltd. (a)	27,900	289,753
Takashimaya Co., Ltd.	33,000	327,390

		1,976,748

Office Electronics 0.9%
Canon, Inc.	169,500	6,229,124
Konica Minolta Holdings, Inc. (a)	63,500	465,662
Ricoh Co., Ltd. (a)	89,000	971,654

		7,666,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Oil, Gas & Consumable Fuels 0.5%
Cosmo Oil Co., Ltd.*(a)	74,000	$156,575
Idemitsu Kosan Co., Ltd. (a)	2,900	252,998
INPEX Corp.	343	1,847,323
JX Holdings, Inc.	349,900	1,972,902
Showa Shell Sekiyu KK	23,500	166,982

		4,396,780

Paper & Forest Products 0.1%
Nippon Paper Group, Inc. (a)(b)	12,400	189,158
Oji Holdings Corp. (a)	96,000	360,984

		550,142

Pharmaceuticals 0.5%
Kyowa Hakko Kirin Co., Ltd.	21,000	238,086
Mitsubishi Tanabe Pharma Corp.	32,600	499,874
Otsuka Holdings Co., Ltd.	111,600	3,873,573

		4,611,533

Real Estate Management & Development 1.2%
Daiwa House Industry Co., Ltd.	219,000	4,283,318
Mitsui Fudosan Co., Ltd.	214,000	6,111,267

		10,394,585

Road & Rail 0.2%
Fukuyama Transporting Co., Ltd. (a)	18,000	103,240
Hankyu Hanshin Holdings, Inc.	152,000	917,800
Hitachi Transport System Ltd.	6,400	101,369
Nippon Express Co., Ltd.	112,000	537,015
Seino Holdings Co. Ltd.	19,000	164,983

		1,824,407

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	12,800	443,812

Specialty Retail 0.1%
Autobacs Seven Co., Ltd.	9,000	141,195
K’s Holdings Corp. (a)	5,400	173,195
Yamada Denki Co., Ltd. (a)	11,780	540,474

		854,864

Textiles, Apparel & Luxury Goods 0.0%†
Wacoal Holdings Corp.	14,000	151,733

Tobacco 0.5%
Japan Tobacco, Inc.	145,900	4,666,979

Trading Companies & Distributors 2.1%
Marubeni Corp. (a)	378,000	2,894,006
Mitsubishi Corp.	221,100	4,164,167
Mitsui & Co., Ltd.	266,800	3,761,368
Nagase & Co., Ltd.	13,800	171,130
Sojitz Corp.	188,400	295,676
Sumitomo Corp. (a)	521,900	6,601,072
Toyota Tsusho Corp.	28,200	722,912

		18,610,331

Transportation Infrastructure 0.1%
Kamigumi Co., Ltd.	31,000	285,245
Mitsubishi Logistics Corp. (a)	15,000	278,234

		563,479

Wireless Telecommunication Services 0.0%†
NTT DoCoMo, Inc. (a)	106	157,576

		194,126,873

LUXEMBOURG 0.2%
Metals & Mining 0.2%
ArcelorMittal	153,794	1,998,004

NETHERLANDS 4.1%
Chemicals 0.3%
Akzo Nobel NV	41,621	2,644,443
Koninklijke DSM NV	4,907	285,945

		2,930,388

Diversified Financial Services 0.9%
ING Groep NV, CVA*	1,056,090	7,599,029

Food Products 0.5%
Unilever NV, CVA	107,309	4,396,831

Insurance 0.2%
Aegon NV	268,080	1,618,684

Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell PLC, ADR	7,300	475,668
Royal Dutch Shell PLC, Class A	437,798	14,194,898
Royal Dutch Shell PLC, Class B, ADR	12,342	824,692

		15,495,258

Semiconductors & Semiconductor Equipment 0.5%
ASML Holding NV	62,693	4,222,742

		36,262,932

NEW ZEALAND 0.0%†
Construction Materials 0.0%†
Fletcher Building Ltd.	24,128	173,446

Electric Utilities 0.0%†
Contact Energy Ltd.	16,110	76,861

		250,307

NORWAY 1.0%
Commercial Banks 0.1%
DNB ASA	86,155	1,267,958

Diversified Telecommunication Services 0.7%
Telenor ASA	262,517	5,780,123

Food Products 0.1%
Cermaq ASA*	7,037	111,995
Marine Harvest ASA*	162,177	150,950
Orkla ASA	129,663	1,042,290

		1,305,235

Insurance 0.0%†
Storebrand ASA*	36,062	141,961

Metals & Mining 0.1%
Norsk Hydro ASA	138,175	601,578

		9,096,855

PORTUGAL 0.0%†
Commercial Banks 0.0%†
Banco Espirito Santo SA REG*	48,686	49,934

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
PORTUGAL (continued)
Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG (a)	177	$877

		50,811

RUSSIA 0.4%
Commercial Banks 0.4%
Sberbank of Russia, ADR	257,116	3,278,229

SINGAPORE 0.4%
Airlines 0.1%
Singapore Airlines Ltd.	101,000	887,203

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp., Ltd.	33,000	230,588

Food & Staples Retailing 0.0%†
Olam International Ltd.	74,000	103,019

Food Products 0.1%
Golden Agri-Resources Ltd. (a)	999,000	467,490
Indofood Agri Resources Ltd.	39,000	38,947
Wilmar International Ltd.	61,000	170,545

		676,982

Hotels, Restaurants & Leisure 0.0%†
Overseas Union Enterprise Ltd.	64,000	158,798

Marine 0.0%†
Neptune Orient Lines Ltd.*(a)	118,000	113,198

Real Estate Management & Development 0.2%
CapitaLand Ltd.	400,000	1,144,095
Keppel Land Ltd.	93,000	296,621
United Industrial Corp. Ltd.	14,000	34,472

		1,475,188

		3,644,976

SOUTH AFRICA 0.2%
Diversified Financial Services 0.2%
African Bank Investments Ltd. (a)	424,765	1,399,790

SOUTH KOREA 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	2,705	3,686,997

SPAIN 2.5%
Commercial Banks 0.6%
Banco de Sabadell SA*	191,088	351,855
Banco Espanol de Credito SA	11,505	47,932
Banco Popular Espanol SA	569,124	423,190
Banco Santander SA	588,995	3,990,225
CaixaBank	111,476	378,199

		5,191,401

Diversified Telecommunication Services 0.5%
Telefonica SA	335,331	4,543,251

Electric Utilities 0.7%
Acciona SA	3,299	180,622
Iberdrola SA	1,221,785	5,711,688

		5,892,310

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA*	30,257	146,336

Oil, Gas & Consumable Fuels 0.7%
Repsol SA	298,399	6,062,275

		21,835,573

SWEDEN 3.0%
Commercial Banks 1.1%
Nordea Bank AB	591,956	6,715,571
Skandinaviska Enskilda Banken AB, Class A	246,522	2,479,219

		9,194,790

Communications Equipment 1.6%
Telefonaktiebolaget LM Ericsson, Class A (a)	31,016	378,148
Telefonaktiebolaget LM Ericsson, Class B	1,040,776	13,038,529

		13,416,677

Household Durables 0.0%†
Husqvarna AB, Class A*	12,546	74,269
Husqvarna AB, Class B*	54,938	324,994

		399,263

Household Products 0.2%
Svenska Cellulosa AB, Class A*(a)	6,958	179,040
Svenska Cellulosa AB, Class B*	75,711	1,954,702

		2,133,742

Metals & Mining 0.1%
Boliden AB	37,181	600,614
SSAB AB, Class A*	11,623	88,899
SSAB AB, Class B*	586	3,858

		693,371

Pharmaceuticals 0.0%†
Meda AB, Class A	27,934	331,053

		26,168,896

SWITZERLAND 6.4%
Capital Markets 1.9%
Credit Suisse Group AG REG*(a)	315,192	8,289,776
UBS AG REG	582,589	8,958,598

		17,248,374

Chemicals 0.1%
Clariant AG REG*	27,968	389,940
Givaudan SA REG*	63	77,448

		467,388

Construction Materials 0.3%
Holcim Ltd. REG*	38,676	3,089,285

Electric Utilities 0.0%†
Alpiq Holding AG REG*	147	17,808

Electrical Equipment 0.0%†
ABB Ltd. REG*	10,332	234,553

Food Products 0.1%
Aryzta AG*	11,373	672,180

Insurance 1.3%
Baloise Holding AG REG	6,242	586,443
Swiss Life Holding AG REG*	3,431	510,028
Swiss Re AG*	126,399	10,294,195
Zurich Insurance Group AG*	74	20,657

		11,411,323

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	6,426	417,797

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Machinery 0.1%
OC Oerlikon Corp. AG*	3,194	$37,952
Sulzer AG REG	2,926	500,697

		538,649

Metals & Mining 0.8%
Xstrata PLC	410,619	6,684,728

Pharmaceuticals 1.6%
Novartis AG REG	129,518	9,231,002
Roche Holding AG	20,241	4,718,646

		13,949,648

Professional Services 0.1%
Adecco SA REG*	19,055	1,045,133

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	94,521	730,223

Textiles, Apparel & Luxury Goods 0.0%†
Swatch Group AG (The) - Bearer Shares	599	349,216

		56,856,305

UNITED KINGDOM 17.8%
Airlines 0.1%
International Consolidated Airlines Group SA*	179,295	692,248

Beverages 0.6%
SABMiller PLC	99,224	5,233,647

Capital Markets 0.1%
Investec PLC	69,168	483,725

Commercial Banks 6.6%
Barclays PLC	1,721,318	7,658,598
Barclays PLC, ADR (a)	504,159	8,953,864
HSBC Holdings PLC	1,661,459	17,727,071
HSBC Holdings PLC, ADR (a)	356,364	19,008,456
Lloyds Banking Group PLC, ADR*	76,917	230,751
Lloyds Banking Group PLC*	5,528,947	4,119,721
Royal Bank of Scotland Group PLC, ADR*(a)	123,323	1,039,613

		58,738,074

Containers & Packaging 0.0%†
Rexam PLC	17,642	141,665

Energy Equipment & Services 0.1%
Subsea 7 SA	54,451	1,279,691

Food & Staples Retailing 0.2%
J Sainsbury PLC	228,158	1,314,178
WM Morrison Supermarkets PLC	10,817	45,467

		1,359,645

Hotels, Restaurants & Leisure 0.8%
Carnival PLC	12,376	432,668
InterContinental Hotels Group PLC	203,684	6,226,052

		6,658,720

Insurance 1.4%
Aviva PLC	456,751	2,070,426
Old Mutual PLC	925,839	2,860,624
Prudential PLC	445,243	7,231,430

		12,162,480

Marine 0.0%†
Stolt-Nielsen Ltd.	4,020	80,183

Media 0.4%
Pearson PLC	173,487	3,121,582
WPP PLC	16,500	263,687

		3,385,269

Metals & Mining 0.7%
Anglo American PLC	124,408	3,212,614
Eurasian Natural Resources Corp. PLC	47,663	179,070
Kazakhmys PLC	31,505	188,520
Rio Tinto PLC	63,523	2,991,965
Vedanta Resources PLC	3,395	52,091

		6,624,260

Multi-Utilities 0.5%
Centrica PLC	812,191	4,546,382

Oil, Gas & Consumable Fuels 2.1%
BP PLC, ADR	366,150	15,506,453
Tullow Oil PLC	187,541	3,510,722

		19,017,175

Paper & Forest Products 0.1%
Mondi PLC	33,172	451,743

Specialty Retail 0.7%
Kingfisher PLC	1,389,187	6,089,274

Tobacco 0.2%
British American Tobacco PLC	39,756	2,131,817

Wireless Telecommunication Services 3.2%
Vodafone Group PLC, ADR	591,950	16,817,300
Vodafone Group PLC	4,204,429	11,930,833

		28,748,133

		157,824,131

UNITED STATES 0.2%
Media 0.2%
Thomson Reuters Corp. (a)	58,800	1,907,809

Metals & Mining 0.0%†
Sims Metal Management Ltd.	23,132	243,110

		2,150,919

Total Common Stocks (cost $791,600,147)		865,555,606

Preferred Stock 0.8%

	Shares	Market Value
GERMANY 0.8%
Automobiles 0.8%
Volkswagen AG	33,490	6,670,276

Total Preferred Stock (cost $5,960,702)		6,670,276

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Mutual Fund 1.4%

	Shares	Market Value
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (c)	12,581,527	$12,581,527

Total Mutual Fund (cost $12,581,527)		12,581,527

Repurchase Agreements 6.3%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $31,218,694, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 - 02/15/43; total market value $31,842,538. (d)	$31,218,174	31,218,174
BNP Paribas Securities Corp., 0.18%, dated 03/28/13, due 04/01/13, repurchase price $25,000,375, collateralized by U.S. Government Agency Mortgage Securities, ranging from 0.17% - 1.38%, maturing 03/27/14 - 03/09/18; total market value $25,500,073. (d)	25,000,000	25,000,000

Total Repurchase Agreements (cost $56,218,174)		56,218,174

Total Investments (cost $866,360,550) (e) — 106.2%		941,025,583

Liabilities in excess of other assets — (6.2)%		(54,770,904)

NET ASSETS — 100.0%		$886,254,679

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $51,763,454, which was collateralized by repurchase agreements with a total value of $56,218,174 and $665,429 of collateral in the form of U.S. Treasury Securities, interest ranging from 0.13% - 6.13% and maturity dates ranging from 12/15/13 - 02/15/13, a total value of $56,883,603.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of March 31, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $56,218,174.
(e)	At March 31, 2013, the tax basis cost of the Fund’s investments was $879,156,041, tax unrealized appreciation and depreciation were $106,142,136 and $(44,272,594), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CVA	Dutch Certificate
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

At March 31, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Westpac Banking Corp.	5/08/13	(623,053)	$(929,293)	$(946,512)	$(17,219)
British Pound	Barclays Bank PLC	5/08/13	(2,601,049)	(4,090,693)	(3,951,387)	139,306
Canadian Dollar	Royal Bank of Canada	5/08/13	(2,747,772)	(2,753,662)	(2,702,755)	50,907
Euro	Citibank NA	5/08/13	(1,028,498)	(1,382,275)	(1,318,698)	63,577
Euro	Westpac Banking Corp.	5/08/13	(736,243)	(998,101)	(943,980)	54,121
Euro	Citibank NA	5/08/13	(1,138,268)	(1,469,164)	(1,459,441)	9,723
Euro	HSBC Bank PLC	5/08/13	(850,861)	(1,113,223)	(1,090,939)	22,284
Euro	State Street Bank and Trust Co.	5/08/13	(712,269)	(921,648)	(913,242)	8,406
Euro	Westpac Banking Corp.	5/08/13	(784,449)	(1,047,916)	(1,005,789)	42,127
Euro	Royal Bank of Canada	5/08/13	(7,730,222)	(10,490,050)	(9,911,374)	578,676
Euro	Barclays Bank PLC	5/08/13	(898,714)	(1,169,408)	(1,152,295)	17,113
Euro	State Street Bank and Trust Co.	5/08/13	(1,858,185)	(2,425,433)	(2,382,488)	42,945
Hong Kong Dollar	TD Bank	5/08/13	(111,627,275)	(14,402,311)	(14,382,956)	19,355
Hong Kong Dollar	State Street Bank and Trust Co.	5/08/13	(10,793,768)	(1,391,523)	(1,390,756)	767
Japanese Yen	Citibank NA	5/08/13	(741,724,269)	(7,988,845)	(7,881,268)	107,577
Japanese Yen	Credit Suisse International	5/08/13	(108,715,876)	(1,199,492)	(1,155,171)	44,321
Japanese Yen	HSBC Bank PLC	5/08/13	(103,503,475)	(1,077,554)	(1,099,787)	(22,233)
Japanese Yen	BNP Paribas	5/08/13	(120,288,850)	(1,261,945)	(1,278,141)	(16,196)
Japanese Yen	Deutsche Bank Securities, Inc.	5/08/13	(152,998,534)	(1,623,230)	(1,625,701)	(2,471)
Japanese Yen	Deutsche Bank Securities, Inc.	5/08/13	(173,905,964)	(1,913,372)	(1,847,856)	65,516
Swiss Franc	Goldman Sachs International	5/08/13	(1,347,006)	(1,427,544)	(1,419,585)	7,959
Swiss Franc	Deutsche Bank Securities, Inc.	5/08/13	(3,919,684)	(4,162,040)	(4,130,884)	31,156
Swiss Franc	State Street Bank and Trust Co.	5/08/13	(886,426)	(934,792)	(934,188)	604

Total Short Contracts				$(66,173,514)	$(64,925,193)	$1,248,321

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	UBS AG	5/08/13	29,587,309	$30,653,637	$30,721,509	$67,872
Australian Dollar	Credit Suisse International	5/08/13	717,888	743,813	745,407	1,594
British Pound	Goldman Sachs International	5/08/13	672,148	1,017,840	1,021,094	3,254
British Pound	Westpac Banking Corp.	5/08/13	1,321,554	2,076,847	2,007,640	(69,207)
British Pound	HSBC Bank PLC	5/08/13	799,937	1,258,078	1,215,225	(42,853)
British Pound	Deutsche Bank Securities, Inc.	5/08/13	1,617,126	2,430,750	2,456,658	25,908
British Pound	HSBC Bank PLC	5/08/13	829,916	1,255,650	1,260,768	5,118
British Pound	Westpac Banking Corp.	5/08/13	1,123,492	1,739,400	1,706,754	(32,646)
Euro	Goldman Sachs International	5/08/13	1,575,643	2,040,998	2,020,225	(20,773)
Euro	UBS AG	5/08/13	684,654	929,131	877,835	(51,296)
Hong Kong Dollar	Credit Suisse International	5/08/13	17,755,913	2,290,978	2,287,815	(3,163)
Japanese Yen	Citibank NA	5/08/13	237,482,961	2,503,539	2,523,399	19,860
Japanese Yen	Societe Generale	5/08/13	139,158,645	1,488,229	1,478,644	(9,585)
Japanese Yen	Royal Bank of Canada	5/08/13	195,500,059	2,047,183	2,077,306	30,123
Norwegian Krone	State Street Bank and Trust Co.	5/08/13	5,491,628	998,146	938,891	(59,255)
Singapore Dollar	State Street Bank and Trust Co.	5/08/13	10,398,074	8,396,920	8,383,907	(13,013)
Swedish Krona	State Street Bank and Trust Co.	5/08/13	21,583,683	3,403,164	3,309,528	(93,636)
Swedish Krona	Royal Bank of Canada	5/08/13	8,132,698	1,278,508	1,247,025	(31,483)
Swiss Franc	HSBC Bank PLC	5/08/13	1,042,287	1,109,389	1,098,447	(10,942)
Swiss Franc	HSBC Bank PLC	5/08/13	2,449,707	2,630,498	2,581,701	(48,797)
Swiss Franc	Westpac Banking Corp.	5/08/13	1,215,305	1,311,118	1,280,787	(30,331)
Swiss Franc	Royal Bank of Canada	5/08/13	1,471,078	1,616,725	1,550,342	(66,383)

Total Long Contracts				$73,220,541	$72,790,907	$(429,634)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

At March 31, 2013, the Fund’s open forward foreign currency contracts were as follows:

Counterparty	Delivery Date	Currency Received		Currency Delivered		Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
State Street Bank	5/08/13	1,553,068	Australian Dollar	(1,186,848)	Euro	$3,905	$86,970	$90,875
Westpac Banking Corp.	5/08/13	1,125,834	Australian Dollar	(879,283)	Euro	18,040	23,571	41,611
Westpac Banking Corp.	5/08/13	1,117,853	Australian Dollar	(759,287)	British Pound	17,912	(10,679)	7,233
Deutsche Bank Securities, Inc.	5/08/13	1,165,635	Canadian Dollar	(865,796)	Euro	3,979	32,471	36,450
TD Bank	5/08/13	886,772	Euro	(106,814,873)	Japanese Yen	3,993	(1,983)	2,010
Westpac Banking Corp.	5/08/13	1,244,228	British Pound	(177,544,244)	Japanese Yen	36,456	(32,800)	3,656
Royal Bank of Canada	5/08/13	17,485,292	Hong Kong Dollar	(1,485,475)	British Pound	(155)	(3,560)	(3,715)

						$84,130	$93,990	$178,120

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,710,995	$—	$5,710,995
Air Freight & Logistics	—	4,523,735	—	4,523,735
Airlines	—	6,146,035	—	6,146,035
Auto Components	1,193,185	6,706,957	—	7,900,142
Automobiles	—	29,039,033	—	29,039,033
Beverages	—	11,660,852	—	11,660,852
Building Products	—	9,165,657	—	9,165,657
Capital Markets	7,668	29,625,674	—	29,633,342
Chemicals	—	23,297,001	—	23,297,001
Commercial Banks	32,510,913	134,149,608	—	166,660,521
Commercial Services & Supplies	249,858	1,258,037	—	1,507,895
Communications Equipment	689,102	14,183,155	—	14,872,257
Computers & Peripherals	—	1,820,888	—	1,820,888
Construction & Engineering	—	2,521,075	—	2,521,075
Construction Materials	—	11,173,441	—	11,173,441
Consumer Finance	—	136,111	—	136,111
Containers & Packaging	—	522,011	—	522,011
Distributors	—	112,670	—	112,670
Diversified Financial Services	—	18,090,928	—	18,090,928
Diversified Telecommunication Services	—	28,523,959	—	28,523,959
Electric Utilities	2,294,516	6,787,635	—	9,082,151

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

	Level 1	Level 2	Level 3	Total
Assets (Continued)
Common Stocks (continued)
Electrical Equipment	$—	$11,794,198	$—	$11,794,198
Electronic Equipment, Instruments & Components	—	12,956,318	—	12,956,318
Energy Equipment & Services	573,334	1,748,815	—	2,322,149
Food & Staples Retailing	1,092,761	17,558,049	—	18,650,810
Food Products	—	8,909,016	—	8,909,016
Health Care Providers & Services	—	1,409,011	—	1,409,011
Hotels, Restaurants & Leisure	—	14,153,550	—	14,153,550
Household Durables	—	6,896,240	—	6,896,240
Household Products	—	2,133,742	—	2,133,742
Independent Power Producers & Energy Traders	248,190	146,336	—	394,526
Industrial Conglomerates	—	11,827,060	—	11,827,060
Information Technology Services	—	957,371	—	957,371
Insurance	6,790,780	51,468,533	—	58,259,313
Leisure Equipment & Products	—	501,798	—	501,798
Life Sciences Tools & Services	—	417,797	—	417,797
Machinery	—	6,950,546	—	6,950,546
Marine	—	4,382,613	—	4,382,613
Media	2,449,300	5,024,561	—	7,473,861
Metals & Mining	17,490,231	25,590,064	—	43,080,295
Multiline Retail	786,611	2,188,995	—	2,975,606
Multi-Utilities	—	18,401,955	—	18,401,955
Office Electronics	—	7,666,440	—	7,666,440
Oil, Gas & Consumable Fuels	35,085,815	53,231,026	—	88,316,841
Paper & Forest Products	177,192	6,797,634	—	6,974,826
Pharmaceuticals	—	44,543,956	—	44,543,956
Professional Services	—	3,272,224	—	3,272,224
Real Estate Management & Development	—	22,853,878	—	22,853,878
Road & Rail	—	2,666,048	—	2,666,048
Semiconductors & Semiconductor Equipment	—	9,083,774	—	9,083,774
Software	87,360	6,914	—	94,274
Specialty Retail	—	6,944,138	—	6,944,138
Textiles, Apparel & Luxury Goods	—	500,949	—	500,949
Thrifts & Mortgage Finance	127,869	—	—	127,869
Tobacco	—	6,798,796	—	6,798,796
Trading Companies & Distributors	—	19,293,931	—	19,293,931
Transportation Infrastructure	—	563,479	—	563,479
Wireless Telecommunication Services	16,817,300	12,088,409	—	28,905,709

Total Common Stocks	$118,671,985	$746,883,621	$—	$865,555,606

Forward Foreign Currency Contracts	—	1,642,004	—	1,642,004
Mutual Fund	12,581,527	—	—	12,581,527
Preferred Stock	—	6,670,276	—	6,670,276
Repurchase Agreements	—	56,218,174	—	56,218,174

Total Assets	$131,253,512	$811,414,075	$—	$942,667,587

Liabilities:
Forward Foreign Currency Contracts	—	(645,197)	—	(645,197)

Total Liabilities	$—	$(645,197)	$—	$(645,197)

Total	$131,253,512	$810,768,878	$—	$942,022,390

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager International Value Fund

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2013

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$1,642,004

Total		$1,642,004

Liabilities:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(645,197)

Total		$(645,197)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 99.0%

	Shares	Market Value
Aerospace & Defense 4.1%
Honeywell International, Inc.	172,810	$13,021,234
Lockheed Martin Corp.	54,900	5,298,948
Precision Castparts Corp.	60,680	11,506,142
United Technologies Corp.	257,850	24,090,925

		53,917,249

Air Freight & Logistics 1.7%
FedEx Corp.	45,000	4,419,000
United Parcel Service, Inc., Class B	209,600	18,004,640

		22,423,640

Airlines 0.4%
Delta Air Lines, Inc.*	310,470	5,125,860

Auto Components 1.1%
BorgWarner, Inc.*	71,300	5,514,342
Delphi Automotive PLC	80,280	3,564,432
TRW Automotive Holdings Corp.*	97,600	5,368,000

		14,446,774

Automobiles 0.4%
General Motors Co.*	210,490	5,855,832

Beverages 2.2%
Coca-Cola Co. (The)	99,050	4,005,582
Coca-Cola Enterprises, Inc.	127,580	4,710,254
PepsiCo, Inc.	245,530	19,423,878

		28,139,714

Biotechnology 5.9%
Amgen, Inc.	69,300	7,103,943
Biogen Idec, Inc.*	64,040	12,353,957
Celgene Corp.*	158,840	18,411,144
Gilead Sciences, Inc.*	786,640	38,490,295

		76,359,339

Capital Markets 1.5%
BlackRock, Inc.	18,500	4,752,280
Charles Schwab Corp. (The)	325,820	5,763,756
Franklin Resources, Inc.	48,900	7,374,609
Goldman Sachs Group, Inc. (The)	11,700	1,721,655

		19,612,300

Chemicals 3.7%
Albemarle Corp.	61,950	3,873,114
Ashland, Inc.	154,300	11,464,490
CF Industries Holdings, Inc.	22,710	4,323,303
Ecolab, Inc.	80,000	6,414,400
Monsanto Co.	176,802	18,675,595
PPG Industries, Inc.	24,470	3,277,512

		48,028,414

Commercial Banks 0.8%
Wells Fargo & Co.	269,540	9,970,285

Communications Equipment 2.7%
Cisco Systems, Inc.	213,820	4,470,976
Juniper Networks, Inc.*	158,230	2,933,584
QUALCOMM, Inc.	415,630	27,826,429

		35,230,989

Computers & Peripherals 5.7%
Apple, Inc.	152,430	67,470,091
EMC Corp.*	161,200	3,851,068
Western Digital Corp.	66,870	3,362,223

		74,683,382

Construction & Engineering 0.5%
Fluor Corp.	89,600	5,943,168

Consumer Finance 1.1%
Capital One Financial Corp.	154,040	8,464,498
Discover Financial Services	131,760	5,908,118

		14,372,616

Diversified Financial Services 0.5%
Citigroup, Inc.	72,300	3,198,552
CME Group, Inc.	22,610	1,388,028
Moody’s Corp.	47,270	2,520,436

		7,107,016

Diversified Telecommunication Services 0.3%
Verizon Communications, Inc.	77,960	3,831,734

Electrical Equipment 0.6%
Eaton Corp. PLC	79,660	4,879,175
Roper Industries, Inc.	24,530	3,122,914

		8,002,089

Energy Equipment & Services 1.1%
Cameron International Corp.*	106,210	6,924,892
FMC Technologies, Inc.*	80,700	4,389,273
Schlumberger Ltd.	36,750	2,752,207

		14,066,372

Food & Staples Retailing 2.9%
Costco Wholesale Corp.	68,480	7,266,413
CVS Caremark Corp.	383,200	21,072,168
Kroger Co. (The)	157,070	5,205,300
Walgreen Co.	102,180	4,871,942

		38,415,823

Food Products 1.9%
General Mills, Inc.	115,130	5,677,060
Kellogg Co.	80,450	5,183,394
Kraft Foods Group, Inc.	65,826	3,392,014
Mondelez International, Inc., Class A	196,700	6,020,987
Tyson Foods, Inc., Class A	165,020	4,095,796

		24,369,251

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies 2.5%
Abbott Laboratories	166,990	$5,898,087
Baxter International, Inc.	123,260	8,953,606
Covidien PLC	76,500	5,189,760
Intuitive Surgical, Inc.*	7,180	3,526,744
Medtronic, Inc.	192,030	9,017,729

		32,585,926

Health Care Providers & Services 2.8%
Express Scripts Holding Co.*	243,430	14,033,739
HCA Holdings, Inc.	188,560	7,661,193
McKesson Corp.	44,000	4,750,240
UnitedHealth Group, Inc.	96,700	5,532,207
WellPoint, Inc.	64,470	4,269,848

		36,247,227

Health Care Technology 0.4%
Cerner Corp.*	56,500	5,353,375

Hotels, Restaurants & Leisure 3.1%
Las Vegas Sands Corp.	80,300	4,524,905
McDonald’s Corp.	163,770	16,326,232
Starbucks Corp.	232,200	13,226,112
Starwood Hotels & Resorts Worldwide, Inc.	14,940	952,126
Yum! Brands, Inc.	69,100	4,971,054

		40,000,429

Household Durables 0.3%
Lennar Corp., Class A	96,200	3,990,376

Household Products 0.5%
Colgate-Palmolive Co.	55,290	6,525,879

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)	179,330	2,254,178

Industrial Conglomerates 1.5%
3M Co.	27,780	2,953,292
Danaher Corp.	270,040	16,782,986

		19,736,278

Information Technology Services 5.6%
Accenture PLC, Class A	78,660	5,975,800
Cognizant Technology Solutions Corp., Class A*	90,030	6,897,198
CoreLogic, Inc.*	109,360	2,828,050
Fidelity National Information Services, Inc.	35,140	1,392,247
International Business Machines Corp.	105,520	22,507,416
MasterCard, Inc., Class A	11,000	5,952,430
Teradata Corp.*	62,600	3,662,726
Visa, Inc., Class A	137,120	23,288,461

		72,504,328

Insurance 0.4%
Everest Re Group Ltd.	22,350	2,902,371
MetLife, Inc.	76,210	2,897,504

		5,799,875

Internet & Catalog Retail 2.6%
Amazon.com, Inc.*	50,020	13,329,830
Expedia, Inc.	44,400	2,664,444
priceline.com, Inc.*	25,245	17,366,793

		33,361,067

Internet Software & Services 7.2%
AOL, Inc.*	52,850	2,034,197
Baidu, Inc., ADR-CN*	39,800	3,490,460
eBay, Inc.*	272,100	14,753,262
Equinix, Inc.*	14,430	3,121,353
Facebook, Inc., Class A*	271,200	6,937,296
Google, Inc., Class A*	72,580	57,630,697
IAC/InterActiveCorp	99,590	4,449,681
LinkedIn Corp., Class A*	6,700	1,179,602

		93,596,548

Leisure Equipment & Products 0.4%
Mattel, Inc.	108,480	4,750,339

Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.	67,010	5,125,595

Machinery 1.7%
Caterpillar, Inc.	98,440	8,561,327
Cummins, Inc.	81,990	9,495,262
Joy Global, Inc.	26,530	1,579,065
Kennametal, Inc.	49,340	1,926,234

		21,561,888

Media 3.6%
CBS Corp. Non-Voting Shares, Class B	116,100	5,420,709
Comcast Corp., Class A	63,170	2,653,772
News Corp., Class A	160,600	4,901,512
Omnicom Group, Inc.	115,170	6,783,513
Sirius XM Radio, Inc.	1,583,400	4,876,872
Time Warner Cable, Inc.	66,130	6,352,448
Viacom, Inc., Class B	192,500	11,852,225
Walt Disney Co. (The)	62,500	3,550,000

		46,391,051

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	150,540	4,982,874

Multiline Retail 0.8%
Dollar General Corp.*	131,700	6,661,386
Macy’s, Inc.	104,030	4,352,615

		11,014,001

Oil, Gas & Consumable Fuels 3.4%
Apache Corp.	86,000	6,635,760
Cabot Oil & Gas Corp.	141,220	9,547,884
Chevron Corp.	18,700	2,221,934
Denbury Resources, Inc.*	398,720	7,436,128
Exxon Mobil Corp.	40,830	3,679,192
Marathon Petroleum Corp.	29,560	2,648,576
Occidental Petroleum Corp.	85,960	6,736,685
Range Resources Corp.	59,200	4,797,568

		43,703,727

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), Class A	68,200	$4,366,846

Pharmaceuticals 3.1%
AbbVie, Inc.	130,990	5,341,772
Allergan, Inc.	38,000	4,241,940
Bristol-Myers Squibb Co.	32,660	1,345,265
GlaxoSmithKline PLC, ADR-UK	90,700	4,254,737
Johnson & Johnson	82,530	6,728,671
Merck & Co., Inc.	160,980	7,120,145
Pfizer, Inc.	413,410	11,931,013

		40,963,543

Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp.	155,700	11,976,444
Public Storage	24,330	3,705,946

		15,682,390

Road & Rail 2.0%
CSX Corp.	221,210	5,448,402
Union Pacific Corp.	144,500	20,578,245

		26,026,647

Semiconductors & Semiconductor Equipment 1.8%
Altera Corp.	128,520	4,558,605
Broadcom Corp., Class A	324,500	11,250,415
Linear Technology Corp.	70,820	2,717,363
NXP Semiconductor NV*	171,300	5,183,538

		23,709,921

Software 4.9%
Activision Blizzard, Inc.	333,550	4,859,823
Adobe Systems, Inc.*	123,750	5,384,363
CommVault Systems, Inc.*	53,050	4,349,039
Microsoft Corp.	352,360	10,081,020
Oracle Corp.	636,660	20,589,584
Salesforce.com, Inc.*	55,700	9,960,831
SolarWinds, Inc.*	69,340	4,097,994
Symantec Corp.*	161,090	3,975,701

		63,298,355

Specialty Retail 4.3%
Best Buy Co., Inc.	86,420	1,914,203
Home Depot, Inc. (The)	330,840	23,086,015
O’Reilly Automotive, Inc.*	18,160	1,862,308
PetSmart, Inc.	56,080	3,482,568
Ross Stores, Inc.	74,300	4,504,066
TJX Cos., Inc.	270,060	12,625,305
Ulta Salon Cosmetics & Fragrance, Inc.*	56,800	4,610,456
Urban Outfitters, Inc.*	96,980	3,757,005

		55,841,926

Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.*	103,830	4,730,495
Ralph Lauren Corp.	37,800	6,399,918

		11,130,413

Tobacco 2.6%
Lorillard, Inc.	81,310	3,280,859
Philip Morris International, Inc.	331,410	30,725,021

		34,005,880

Trading Companies & Distributors 0.4%
W.W. Grainger, Inc.	21,300	4,792,074

Wireless Telecommunication Services 0.7%
MetroPCS Communications, Inc.*	317,060	3,455,954
SBA Communications Corp., Class A*	80,200	5,776,004

		9,231,958

Total Common Stocks (cost $1,073,064,168)		1,288,436,761

Mutual Fund 1.0%

	Shares	Market Value
Money Market Fund 1.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (a)	12,929,545	12,929,545

Total Mutual Fund (cost $12,929,545)		12,929,545

Total Investments (cost $1,085,993,713) (b) — 100.0%		1,301,366,306
Liabilities in excess of other assets — 0.0%†		(163,553)

NET ASSETS — 100.0%		$1,301,202,753

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2013.
(b)	At March 31, 2013, the tax basis cost of the Fund’s investments was $1,089,689,914, tax unrealized appreciation and depreciation were $224,113,581 and $(12,437,189), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CN	China
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

At March 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.3%

	Shares	Market Value
AUSTRALIA 0.2%
Air Freight & Logistics 0.2%
Toll Holdings Ltd.	550,370	$3,410,478

BERMUDA 0.6%
Insurance 0.6%
Everest Re Group Ltd.	42,770	5,554,112
Validus Holdings Ltd.	115,730	4,324,830

		9,878,942

CANADA 1.1%
Metals & Mining 0.4%
Barrick Gold Corp.	206,000	6,056,400

Oil, Gas & Consumable Fuels 0.7%
Canadian Natural Resources Ltd.	327,500	10,522,575

		16,578,975

IRELAND 0.7%
Electrical Equipment 0.7%
Eaton Corp. PLC	177,070	10,845,538

ISRAEL 0.3%
Software 0.3%
Check Point Software Technologies Ltd.*	108,300	5,089,017

ITALY 0.4%
Gas Utilities 0.4%
Snam SpA	1,224,098	5,591,942

JAPAN 0.2%
Pharmaceuticals 0.2%
Daiichi Sankyo Co., Ltd.	179,000	3,455,192

NETHERLANDS 0.4%
Chemicals 0.4%
LyondellBasell Industries NV, Class A	89,120	5,640,405

PANAMA 0.2%
Airlines 0.2%
Copa Holdings SA, Class A	28,380	3,394,532

SWITZERLAND 1.3%
Capital Markets 0.4%
Julius Baer Group Ltd.*	174,549	6,802,617

Pharmaceuticals 0.9%
Roche Holding AG	58,770	13,700,648

		20,503,265

UNITED KINGDOM 1.6%
Auto Components 0.2%
Delphi Automotive PLC	56,620	2,513,928

Insurance 0.2%
Aon PLC	59,970	3,688,155

Tobacco 0.8%
Imperial Tobacco Group PLC	323,177	11,303,208

Wireless Telecommunication Services 0.4%
Vodafone Group PLC	2,229,760	6,327,350

		23,832,641

UNITED STATES 92.3%
Aerospace & Defense 1.9%
Boeing Co. (The)	116,900	10,035,866
Honeywell International, Inc.	98,340	7,409,919
L-3 Communications Holdings, Inc.	52,200	4,224,024
Lockheed Martin Corp.	63,810	6,158,941
Textron, Inc.	40,330	1,202,237

		29,030,987

Air Freight & Logistics 1.0%
FedEx Corp.	65,820	6,463,524
United Parcel Service, Inc., Class B	102,600	8,813,340

		15,276,864

Auto Components 0.4%
Johnson Controls, Inc.	186,750	6,549,323

Automobiles 1.0%
Ford Motor Co.	440,100	5,787,315
General Motors Co.*	265,020	7,372,857
Thor Industries, Inc.	67,660	2,489,211

		15,649,383

Beverages 1.4%
Coca-Cola Enterprises, Inc.	194,600	7,184,632
Molson Coors Brewing Co., Class B	222,900	10,906,497
PepsiCo, Inc.	42,790	3,385,117

		21,476,246

Capital Markets 3.3%
Ameriprise Financial, Inc.	197,698	14,560,458
BlackRock, Inc.	22,900	5,882,552
Franklin Resources, Inc.	19,850	2,993,579
Goldman Sachs Group, Inc. (The)	116,280	17,110,602
Invesco Ltd.	80,820	2,340,547
Morgan Stanley	146,830	3,227,323
TD Ameritrade Holding Corp.	231,870	4,781,159

		50,896,220

Chemicals 2.4%
Cabot Corp.	168,100	5,749,020
Celanese Corp. Series A	109,100	4,805,855
CF Industries Holdings, Inc.	21,190	4,033,940
E.I. du Pont de Nemours & Co.	129,300	6,356,388
Eastman Chemical Co.	32,770	2,289,640
Huntsman Corp.	188,680	3,507,561
Mosaic Co. (The)	168,400	10,038,324

		36,780,728

Commercial Banks 4.8%
Comerica, Inc.	149,460	5,373,087
Fifth Third Bancorp	460,990	7,518,747
PNC Financial Services Group, Inc.	351,710	23,388,715
SunTrust Banks, Inc.	205,160	5,910,660
Wells Fargo & Co.	844,540	31,239,534

		73,430,743

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Commercial Services & Supplies 0.1%
Pitney Bowes, Inc.	77,260	$1,148,084

Communications Equipment 3.2%
Cisco Systems, Inc.	1,327,500	27,758,025
Harris Corp.	42,500	1,969,450
Juniper Networks, Inc.*	587,470	10,891,694
QUALCOMM, Inc.	116,520	7,801,014

		48,420,183

Computers & Peripherals 1.5%
EMC Corp.*	413,910	9,888,310
Hewlett-Packard Co.	342,930	8,175,451
SanDisk Corp.*	99,440	5,469,200

		23,532,961

Construction & Engineering 0.7%
KBR, Inc.	246,900	7,920,552
URS Corp.	71,110	3,371,325

		11,291,877

Consumer Finance 0.8%
Capital One Financial Corp.	43,020	2,363,949
Discover Financial Services	216,480	9,706,963

		12,070,912

Containers & Packaging 0.5%
Packaging Corp. of America	176,990	7,941,541

Diversified Consumer Services 0.3%
DeVry, Inc.	147,500	4,683,125

Diversified Financial Services 7.8%
Bank of America Corp.	1,769,890	21,557,260
Citigroup, Inc.	604,610	26,747,946
JPMorgan Chase & Co.	1,065,660	50,576,223
Moody’s Corp.	121,320	6,468,782
NASDAQ OMX Group, Inc. (The)	367,775	11,879,133

		117,229,344

Diversified Telecommunication Services 0.6%
AT&T, Inc.	200,340	7,350,474
Frontier Communications Corp. (a)	410,570	1,634,069

		8,984,543

Electric Utilities 2.0%
American Electric Power Co., Inc.	74,730	3,634,120
Edison International	117,970	5,936,250
Entergy Corp.	149,600	9,460,705
NV Energy, Inc.	180,940	3,624,228
Xcel Energy, Inc.	288,000	8,553,600

		31,208,903

Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc.*	98,400	3,997,008
Corning, Inc.	161,010	2,146,263

		6,143,271

Energy Equipment & Services 2.5%
Baker Hughes, Inc.	172,000	7,982,520
Cameron International Corp.*	79,830	5,204,916
Halliburton Co.	307,300	12,417,993
National Oilwell Varco, Inc.	153,040	10,827,580
Schlumberger Ltd.	28,910	2,165,070

		38,598,079

Food & Staples Retailing 1.3%
CVS Caremark Corp.	238,850	13,134,362
Kroger Co. (The)	114,850	3,806,129
Walgreen Co.	64,580	3,079,174

		20,019,665

Food Products 2.1%
Archer-Daniels-Midland Co.	168,300	5,676,759
ConAgra Foods, Inc.	236,910	8,483,746
Dean Foods Co.*	158,290	2,869,798
Ingredion, Inc.	41,150	2,975,968
Kraft Foods Group, Inc.	85,886	4,425,706
Smithfield Foods, Inc.*	97,570	2,583,654
Tyson Foods, Inc., Class A	195,770	4,859,011

		31,874,642

Gas Utilities 0.2%
UGI Corp.	82,800	3,178,692

Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	78,960	5,735,654
Medtronic, Inc.	214,500	10,072,921
St. Jude Medical, Inc.	154,310	6,240,296

		22,048,871

Health Care Providers & Services 2.7%
Aetna, Inc.	357,780	18,289,713
AmerisourceBergen Corp.	100,290	5,159,921
Cigna Corp.	69,190	4,315,380
Humana, Inc.	13,730	948,880
McKesson Corp.	40,810	4,405,848
UnitedHealth Group, Inc.	60,400	3,455,484
WellPoint, Inc.	74,760	4,951,355

		41,526,581

Hotels, Restaurants & Leisure 0.7%
Carnival Corp.	198,440	6,806,492
Royal Caribbean Cruises Ltd.	95,360	3,167,859

		9,974,351

Household Durables 0.5%
Newell Rubbermaid, Inc.	268,490	7,007,589

Household Products 0.5%
Procter & Gamble Co. (The)	102,410	7,891,715

Independent Power Producers & Energy Traders 1.2%
AES Corp. (The)	399,600	5,022,972
NRG Energy, Inc.	492,440	13,044,736

		18,067,708

Industrial Conglomerates 1.5%
General Electric Co.	981,630	22,695,286

Information Technology Services 1.3%
Booz Allen Hamilton Holding Corp.	526,200	7,072,128

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Information Technology Services (continued)
Computer Sciences Corp.	54,290	$2,672,697
VeriFone Systems, Inc.*	232,300	4,803,964
Western Union Co. (The)	364,200	5,477,568

		20,026,357

Insurance 6.9%
American International Group, Inc.*	597,110	23,179,810
Berkshire Hathaway, Inc., Class B*	38,290	3,989,818
Chubb Corp. (The)	72,380	6,335,421
Marsh & McLennan Cos., Inc.	124,290	4,719,291
MetLife, Inc.	506,890	19,271,958
Principal Financial Group, Inc.	253,400	8,623,202
Prudential Financial, Inc.	166,040	9,794,700
Reinsurance Group of America, Inc.	164,800	9,833,616
StanCorp Financial Group, Inc.	65,400	2,796,504
Travelers Cos., Inc. (The)	47,970	4,038,594
Unum Group	393,700	11,122,025

		103,704,939

Internet Software & Services 0.8%
AOL, Inc.*	64,980	2,501,080
Google, Inc., Class A*	9,950	7,900,599
Yahoo!, Inc.*	79,140	1,862,164

		12,263,843

Leisure Equipment & Products 0.2%
Mattel, Inc.	72,480	3,173,899

Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	245,500	10,303,635
Thermo Fisher Scientific, Inc.	103,200	7,893,768

		18,197,403

Machinery 1.7%
AGCO Corp.	65,100	3,393,012
Cummins, Inc.	82,960	9,607,597
Dover Corp.	75,500	5,502,440
PACCAR, Inc.	69,800	3,529,088
Stanley Black & Decker, Inc.	47,150	3,817,736

		25,849,873

Media 3.1%
Comcast Corp., Class A	136,750	5,744,868
Interpublic Group of Cos., Inc. (The)	147,460	1,921,404
News Corp., Class A	203,940	6,224,249
Omnicom Group, Inc.	76,040	4,478,756
Time Warner Cable, Inc.	62,890	6,041,213
Time Warner, Inc.	140,230	8,080,052
Viacom, Inc., Class B	111,210	6,847,200
Walt Disney Co. (The)	128,250	7,284,600

		46,622,342

Metals & Mining 0.5%
Cliffs Natural Resources, Inc. (a)	109,240	2,076,652
Reliance Steel & Aluminum Co.	73,400	5,223,878

		7,300,530

Multiline Retail 1.1%
Kohl’s Corp.	81,300	3,750,369
Macy’s, Inc.	228,360	9,554,582
Nordstrom, Inc.	66,500	3,672,795

		16,977,746

Multi-Utilities 0.4%
Alliant Energy Corp.	41,270	2,070,929
Sempra Energy	43,420	3,470,994

		5,541,923

Oil, Gas & Consumable Fuels 11.5%
Anadarko Petroleum Corp.	208,730	18,253,439
Apache Corp.	15,740	1,214,498
Chevron Corp.	232,120	27,580,498
Cobalt International Energy, Inc.*	465,100	13,115,820
CONSOL Energy, Inc.	147,800	4,973,470
EOG Resources, Inc.	36,730	4,704,011
Exxon Mobil Corp.	294,390	26,527,483
Hess Corp.	82,710	5,922,863
Marathon Oil Corp.	84,970	2,865,188
Marathon Petroleum Corp.	83,490	7,480,704
Newfield Exploration Co.*	178,500	4,001,970
Occidental Petroleum Corp.	184,760	14,479,641
Phillips 66	71,780	5,022,447
Pioneer Natural Resources Co.	40,500	5,032,125
QEP Resources, Inc.	273,600	8,711,424
Southwestern Energy Co.*	359,400	13,391,244
Valero Energy Corp.	244,700	11,131,403

		174,408,228

Paper & Forest Products 0.4%
International Paper Co.	126,220	5,879,328

Personal Products 0.4%
Avon Products, Inc.	135,230	2,803,318
Nu Skin Enterprises, Inc., Class A (a)	75,970	3,357,874

		6,161,192

Pharmaceuticals 6.6%
Bristol-Myers Squibb Co.	80,710	3,324,445
Eli Lilly & Co.	123,750	7,027,763
Johnson & Johnson	200,783	16,369,838
Merck & Co., Inc.	725,130	32,072,500
Mylan, Inc.*	147,200	4,259,968
Pfizer, Inc.	1,217,310	35,131,566
Zoetis, Inc.*	7,617	254,408

		98,440,488

Real Estate Investment Trusts (REITs) 2.2%
Boston Properties, Inc.	54,200	5,477,452
Equity Lifestyle Properties, Inc.	100,200	7,695,360
Federal Realty Investment Trust	35,040	3,785,722
Hatteras Financial Corp.	179,500	4,923,685
Public Storage	14,100	2,147,712
Simon Property Group, Inc.	24,830	3,937,045
Vornado Realty Trust	34,960	2,924,054
Weyerhaeuser Co.	101,840	3,195,739

		34,086,769

Road & Rail 0.5%
Norfolk Southern Corp.	69,400	5,349,352
Union Pacific Corp.	10,840	1,543,724

		6,893,076

Semiconductors & Semiconductor Equipment 1.9%
Applied Materials, Inc.	244,690	3,298,421
Intel Corp.	437,620	9,561,997
Teradyne, Inc.*	445,000	7,217,900
Texas Instruments, Inc.	262,870	9,326,628

		29,404,946

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Software 1.4%
Activision Blizzard, Inc.	777,420	$11,327,009
Oracle Corp.	329,470	10,655,060

		21,982,069

Specialty Retail 0.8%
American Eagle Outfitters, Inc.	112,600	2,105,620
Best Buy Co., Inc.	365,290	8,091,174
Lowe’s Cos., Inc.	60,410	2,290,747

		12,487,541

Textiles, Apparel & Luxury Goods 0.2%
PVH Corp.	28,050	2,996,021

Tobacco 0.3%
Lorillard, Inc.	55,360	2,233,776
Philip Morris International, Inc.	26,950	2,498,535

		4,732,311

Wireless Telecommunication Services 0.2%
MetroPCS Communications, Inc.*	306,270	3,338,343

		1,405,097,584

Total Common Stocks (cost $1,314,142,581)		1,513,318,511

Mutual Fund 0.8%
	Shares	Market Value
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14%(b)	12,875,815	12,875,815

Total Mutual Fund (cost $12,875,815)		12,875,815

Repurchase Agreement 0.4%
	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $6,193,979, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 - 02/15/43; total market value $6,317,753. (c)	$6,193,876	6,193,876

Total Repurchase Agreement (cost $6,193,876)		6,193,876

Total Investments (cost $1,333,212,272) (d) — 100.5%		1,532,388,202
Liabilities in excess of other assets — (0.5)%		(8,192,203)

NET ASSETS — 100.0%		$1,524,195,999

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $6,103,090.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $6,193,876.
(d)	At March 31, 2013, the tax basis cost of the Fund’s investments was $1,344,697,028, tax unrealized appreciation and depreciation were $208,689,509 and $(20,998,335), respectively.

AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$29,030,987	$—	$—	$29,030,987
Air Freight & Logistics	15,276,864	3,410,478	—	18,687,342
Airlines	3,394,532	—	—	3,394,532
Auto Components	9,063,251	—	—	9,063,251
Automobiles	15,649,383	—	—	15,649,383
Beverages	21,476,246	—	—	21,476,246
Capital Markets	50,896,220	6,802,617	—	57,698,837
Chemicals	42,421,133	—	—	42,421,133
Commercial Banks	73,430,743	—	—	73,430,743
Commercial Services & Supplies	1,148,084	—	—	1,148,084
Communications Equipment	48,420,183	—	—	48,420,183
Computers & Peripherals	23,532,961	—	—	23,532,961
Construction & Engineering	11,291,877	—	—	11,291,877
Consumer Finance	12,070,912	—	—	12,070,912
Containers & Packaging	7,941,541	—	—	7,941,541
Diversified Consumer Services	4,683,125	—	—	4,683,125
Diversified Financial Services	117,229,344	—	—	117,229,344
Diversified Telecommunication Services	8,984,543	—	—	8,984,543
Electric Utilities	31,208,903	—	—	31,208,903
Electrical Equipment	10,845,538	—	—	10,845,538
Electronic Equipment, Instruments & Components	6,143,271	—	—	6,143,271
Energy Equipment & Services	38,598,079	—	—	38,598,079
Food & Staples Retailing	20,019,665	—	—	20,019,665
Food Products	31,874,642	—	—	31,874,642

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Gas Utilities	$3,178,692	$5,591,942	$—	$8,770,634
Health Care Equipment & Supplies	22,048,871	—	—	22,048,871
Health Care Providers & Services	41,526,581	—	—	41,526,581
Hotels, Restaurants & Leisure	9,974,351	—	—	9,974,351
Household Durables	7,007,589	—	—	7,007,589
Household Products	7,891,715	—	—	7,891,715
Independent Power Producers & Energy Traders	18,067,708	—	—	18,067,708
Industrial Conglomerates	22,695,286	—	—	22,695,286
Information Technology Services	20,026,357	—	—	20,026,357
Insurance	117,272,036	—	—	117,272,036
Internet Software & Services	12,263,843	—	—	12,263,843
Leisure Equipment & Products	3,173,899	—	—	3,173,899
Life Sciences Tools & Services	18,197,403	—	—	18,197,403
Machinery	25,849,873	—	—	25,849,873
Media	46,622,342	—	—	46,622,342
Metals & Mining	13,356,930	—	—	13,356,930
Multiline Retail	16,977,746	—	—	16,977,746
Multi-Utilities	5,541,923	—	—	5,541,923
Oil, Gas & Consumable Fuels	184,930,803	—	—	184,930,803
Paper & Forest Products	5,879,328	—	—	5,879,328
Personal Products	6,161,192	—	—	6,161,192
Pharmaceuticals	98,440,488	17,155,840	—	115,596,328
Real Estate Investment Trusts (REITs)	34,086,769	—	—	34,086,769
Road & Rail	6,893,076	—	—	6,893,076
Semiconductors & Semiconductor Equipment	29,404,946	—	—	29,404,946
Software	27,071,086	—	—	27,071,086
Specialty Retail	12,487,541	—	—	12,487,541
Textiles, Apparel & Luxury Goods	2,996,021	—	—	2,996,021
Tobacco	4,732,311	11,303,208	—	16,035,519
Wireless Telecommunication Services	3,338,343	6,327,350	—	9,665,693

Total Common Stocks	$1,462,727,076	$50,591,435	$—	$1,513,318,511

Mutual Fund	12,875,815	—	—	12,875,815
Repurchase Agreement	—	6,193,876	—	6,193,876

Total	$1,475,602,891	$56,785,311	$—	$1,532,388,202

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 99.4%

	Shares	Market Value
ARGENTINA 0.4%
Internet Software & Services 0.4%
MercadoLibre, Inc. (a)	39,300	$3,794,808

CANADA 0.8%
Road & Rail 0.5%
Canadian Pacific Railway Ltd. (a)	32,500	4,240,275

Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica, Inc.*(a)	45,000	2,805,750

		7,046,025

ISRAEL 0.3%
Semiconductors & Semiconductor Equipment 0.3%
EZchip Semiconductor Ltd.*(a)	105,900	2,555,367

NETHERLANDS 0.3%
Energy Equipment & Services 0.3%
Core Laboratories NV	20,000	2,758,400

PANAMA 0.9%
Airlines 0.9%
Copa Holdings SA, Class A	66,400	7,942,104

SINGAPORE 0.7%
Semiconductors & Semiconductor Equipment 0.7%
Avago Technologies Ltd.	157,600	5,660,992

UNITED STATES 96.0%
Aerospace & Defense 3.1%
B/E Aerospace, Inc.*	89,100	5,371,839
HEICO Corp.	47,300	2,053,293
Precision Castparts Corp.	21,000	3,982,020
TransDigm Group, Inc.	53,300	8,150,636
Triumph Group, Inc.	89,400	7,017,900

		26,575,688

Auto Components 0.4%
BorgWarner, Inc.*	44,500	3,441,630

Automobiles 0.6%
Tesla Motors, Inc.*(a)	146,006	5,532,167

Beverages 1.4%
Beam, Inc.	50,000	3,177,000
Constellation Brands, Inc., Class A*	136,200	6,488,568
Monster Beverage Corp.*	45,000	2,148,300

		11,813,868

Biotechnology 5.2%
Achillion Pharmaceuticals, Inc.*	246,000	2,150,040
Alexion Pharmaceuticals, Inc.*	56,500	5,205,910
ARIAD Pharmaceuticals, Inc.*	130,000	2,351,700
BioMarin Pharmaceutical, Inc.*	138,952	8,651,151
Cepheid, Inc.*	186,267	7,147,065
Cubist Pharmaceuticals, Inc.*	115,158	5,391,698
Medivation, Inc.*	45,500	2,128,035
Onyx Pharmaceuticals, Inc.*	96,600	8,583,876
Orexigen Therapeutics, Inc.*	346,900	2,168,125
Synageva BioPharma Corp.*	22,200	1,219,224

		44,996,824

Building Products 1.7%
Fortune Brands Home & Security, Inc.*	289,500	10,835,985
Owens Corning, Inc.*	94,700	3,734,021

		14,570,006

Capital Markets 2.2%
Affiliated Managers Group, Inc.*	92,800	14,251,296
Raymond James Financial, Inc.	95,000	4,379,500

		18,630,796

Chemicals 2.1%
Airgas, Inc.	150,600	14,933,496
Ashland, Inc.	40,000	2,972,000

		17,905,496

Commercial Banks 0.2%
Texas Capital Bancshares, Inc.*	48,700	1,969,915

Commercial Services & Supplies 2.1%
Clean Harbors, Inc.*	157,100	9,125,939
Stericycle, Inc.*	80,000	8,494,400

		17,620,339

Communications Equipment 0.3%
Aruba Networks, Inc.*	117,500	2,906,950

Computers & Peripherals 0.5%
Stratasys Ltd.*(a)	54,750	4,063,545

Construction & Engineering 0.7%
Quanta Services, Inc.*	221,100	6,319,038

Construction Materials 0.6%
Headwaters, Inc.*	452,419	4,931,367

Containers & Packaging 0.4%
Packaging Corp. of America	73,000	3,275,510

Distributors 0.3%
LKQ Corp.*	110,000	2,393,600

Diversified Financial Services 1.4%
IntercontinentalExchange, Inc.*	75,872	12,372,447

Electrical Equipment 2.4%
AMETEK, Inc.	177,550	7,698,568
Generac Holdings, Inc.	55,000	1,943,700
Regal-Beloit Corp.	40,098	3,270,393
Roper Industries, Inc.	62,000	7,893,220

		20,805,881

Electronic Equipment, Instruments & Components 2.4%
FEI Co.	94,400	6,093,520
IPG Photonics Corp. (a)	96,100	6,382,001
Trimble Navigation Ltd.*	260,000	7,789,600

		20,265,121

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Energy Equipment & Services 1.2%
Cameron International Corp.*	55,000	$3,586,000
Oceaneering International, Inc.	45,000	2,988,450
Oil States International, Inc.*	50,000	4,078,500

		10,652,950

Food & Staples Retailing 0.9%
PriceSmart, Inc.	48,500	3,774,755
Whole Foods Market, Inc.	46,000	3,990,500

		7,765,255

Food Products 0.7%
Annie’s, Inc.*(a)	118,903	4,549,229
Boulder Brands, Inc.*	206,600	1,855,268

		6,404,497

Health Care Equipment & Supplies 2.7%
Align Technology, Inc.*	119,400	4,001,094
Cooper Cos., Inc. (The)	37,500	4,045,500
HeartWare International, Inc.*	25,600	2,263,808
Intuitive Surgical, Inc.*	5,000	2,455,950
Sirona Dental Systems, Inc.*	70,000	5,161,100
Thoratec Corp.*	85,868	3,220,050
Wright Medical Group, Inc.*	94,400	2,247,664

		23,395,166

Health Care Providers & Services 3.3%
Catamaran Corp.*	291,400	15,452,942
Community Health Systems, Inc.	50,000	2,369,500
DaVita HealthCare Partners, Inc.*	37,500	4,447,125
Team Health Holdings, Inc.*	168,200	6,119,116

		28,388,683

Health Care Technology 1.6%
athenahealth, Inc.*(a)	64,700	6,278,488
Cerner Corp.*	82,500	7,816,875

		14,095,363

Hotels, Restaurants & Leisure 1.3%
Buffalo Wild Wings, Inc.*	39,000	3,413,670
Panera Bread Co., Class A*	28,852	4,767,504
Starwood Hotels & Resorts Worldwide, Inc.	51,500	3,282,095

		11,463,269

Household Durables 0.2%
Jarden Corp.*	31,162	1,335,292

Household Products 0.6%
Church & Dwight Co., Inc.	84,500	5,461,235

Information Technology Services 3.5%
Alliance Data Systems Corp.*	93,500	15,136,715
Cognizant Technology Solutions Corp., Class A*	61,900	4,742,159
CoreLogic, Inc.*	128,001	3,310,106
Vantiv, Inc., Class A*	274,088	6,506,849

		29,695,829

Internet & Catalog Retail 1.0%
Expedia, Inc.	143,500	8,611,435

Internet Software & Services 2.4%
Angie’s List, Inc.*(a)	216,560	4,279,226
CoStar Group, Inc.*	52,600	5,757,595
ExactTarget, Inc.*	224,266	5,218,670
Rackspace Hosting, Inc.*	107,300	5,416,504

		20,671,995

Leisure Equipment & Products 0.5%
LeapFrog Enterprises, Inc.*(a)	497,182	4,255,878

Life Sciences Tools & Services 1.3%
Bruker Corp.*	314,903	6,014,647
Illumina, Inc.*(a)	89,400	4,827,600

		10,842,247

Machinery 4.1%
Chart Industries, Inc.*	61,800	4,944,618
Colfax Corp.*	108,959	5,070,952
Cummins, Inc.	20,000	2,316,200
Donaldson Co., Inc.	127,500	4,614,225
Graco, Inc.	111,100	6,447,133
Pall Corp.	70,000	4,785,900
Wabtec Corp.	68,600	7,004,746

		35,183,774

Media 1.7%
AMC Networks, Inc., Class A*	166,500	10,519,470
Discovery Communications, Inc., Class A*	50,500	3,976,370

		14,495,840

Multiline Retail 0.5%
Dollar Tree, Inc.*	97,500	4,721,925

Oil, Gas & Consumable Fuels 3.7%
Cabot Oil & Gas Corp.	156,000	10,547,160
Concho Resources, Inc.*	37,500	3,653,625
Denbury Resources, Inc.*	182,500	3,403,625
Gulfport Energy Corp.*	78,062	3,577,581
Oasis Petroleum, Inc.*	167,700	6,384,339
PDC Energy, Inc.*	93,400	4,629,838

		32,196,168

Pharmaceuticals 1.1%
Auxilium Pharmaceuticals, Inc.*	166,600	2,878,848
Perrigo Co.	38,000	4,511,740
Santarus, Inc.*	111,600	1,934,028

		9,324,616

Professional Services 3.0%
Advisory Board Co. (The)*	186,200	9,779,224

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Professional Services (continued)
Towers Watson & Co., Class A	34,000	$2,356,880
Verisk Analytics, Inc., Class A*	224,355	13,826,999

		25,963,103

Real Estate Management & Development 2.0%
CBRE Group, Inc., Class A*	286,500	7,234,125
Jones Lang LaSalle, Inc.	61,900	6,153,479
Zillow, Inc., Class A*(a)	65,300	3,569,951

		16,957,555

Road & Rail 3.8%
Hertz Global Holdings, Inc.*	460,418	10,248,905
J.B. Hunt Transport Services, Inc.	96,900	7,217,112
Kansas City Southern	133,400	14,794,060

		32,260,077

Semiconductors & Semiconductor Equipment 1.1%
Altera Corp.	60,500	2,145,935
Cavium, Inc.*	121,000	4,696,010
Microchip Technology, Inc.	75,000	2,757,000

		9,598,945

Software 10.3%
ACI Worldwide, Inc.*	130,800	6,390,888
ANSYS, Inc.*	79,000	6,432,180
Aspen Technology, Inc.*	427,500	13,803,975
BroadSoft, Inc.*(a)	159,836	4,230,859
Citrix Systems, Inc.*	59,900	4,322,384
CommVault Systems, Inc.*	95,700	7,845,486
Concur Technologies, Inc.*(a)	39,500	2,712,070
Fortinet, Inc.*	146,806	3,476,366
Guidewire Software, Inc.*	164,300	6,315,692
Informatica Corp.*	80,000	2,757,600
MICROS Systems, Inc.*	86,200	3,922,962
Red Hat, Inc.*	60,000	3,033,600
Salesforce.com, Inc.*	25,800	4,613,814
ServiceNow, Inc.*	138,775	5,023,655
Splunk, Inc.*	189,200	7,573,676
TIBCO Software, Inc.*	100,000	2,022,000
Ultimate Software Group, Inc.*	26,000	2,708,160

		87,185,367

Specialty Retail 7.1%
Cabela’s, Inc.*	60,000	3,646,800
Chico’s FAS, Inc.	298,800	5,019,840
Dick’s Sporting Goods, Inc.	110,000	5,203,000
DSW, Inc., Class A	153,503	9,793,491
GNC Holdings, Inc., Class A	156,285	6,138,875
Lumber Liquidators Holdings, Inc.*	72,300	5,076,906
O’Reilly Automotive, Inc.*	47,000	4,819,850
PetSmart, Inc.	40,000	2,484,000
Ross Stores, Inc.	67,500	4,091,850
Tractor Supply Co.	50,700	5,279,391
Urban Outfitters, Inc.*	120,000	4,648,800
Williams-Sonoma, Inc.	80,000	4,121,600

		60,324,403

Textiles, Apparel & Luxury Goods 3.0%
Fifth & Pacific Cos., Inc.*	165,000	3,115,200
Movado Group, Inc.	71,400	2,393,328
PVH Corp.	105,700	11,289,817
Under Armour, Inc., Class A*	178,400	9,134,080

		25,932,425

Thrifts & Mortgage Finance 0.5%
Ocwen Financial Corp.*	104,500	3,962,640

Trading Companies & Distributors 1.7%
Fastenal Co.	115,000	5,905,250
United Rentals, Inc.*	58,500	3,215,745
WESCO International, Inc.*	71,800	5,213,398

		14,334,393

Wireless Telecommunication Services 3.2%
Crown Castle International Corp.*	81,600	5,682,624
SBA Communications Corp., Class A*	304,229	21,910,573

		27,593,197

		823,463,710

Total Common Stocks (cost $641,422,633)		853,221,406

Mutual Fund 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (b)	3,767,246	3,767,246

Total Mutual Fund (cost $3,767,246)		3,767,246

Repurchase Agreements 6.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.18%, dated 03/28/13, due 04/01/13, repurchase price $35,0000,525, collateralized by U.S. Government Agency Mortgage Securities, ranging from 0.17% - 1.38%, maturing 03/27/14 - 03/09/18; total market value $35,700,102. (c)	$35,000,000	35,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Repurchase Agreements (continued)

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $18,919,215, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 - 02/15/43; total market value $19,297,278. (c)	$18,918,900	$18,918,900

Total Repurchase Agreements (cost $53,918,900)		53,918,900

Total Investments (cost $699,108,779) (d) — 106.1%		910,907,552
Liabilities in excess of other assets — (6.1)%		(52,191,447)

NET ASSETS — 100.0%		$858,716,105

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $52,812,831.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $53,918,900.
(d)	At March 31, 2013, the tax basis cost of the Fund’s investments was $702,460,848, tax unrealized appreciation and depreciation were $215,320,855 and $(6,874,151), respectively.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$853,221,406	$—	$—	$853,221,406
Mutual Fund	3,767,246	—	—	3,767,246
Repurchase Agreements	—	53,918,900	—	53,918,900

Total	$856,988,652	$53,918,900	$—	$910,907,552

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 96.7%

	Shares	Market Value
Aerospace & Defense 1.8%
Embraer SA, ADR-BR	71,399	$2,546,802
General Dynamics Corp.	48,901	3,448,010
L-3 Communications Holdings, Inc.	8,673	701,819
Northrop Grumman Corp.	89,966	6,311,115
Raytheon Co.	51,636	3,035,680
Rockwell Collins, Inc.	19,156	1,209,127

		17,252,553

Airlines 1.1%
Delta Air Lines, Inc.*	180,259	2,976,076
Southwest Airlines Co.	252,331	3,401,422
United Continental Holdings, Inc.*	114,554	3,666,873

		10,044,371

Auto Components 1.1%
Autoliv, Inc.	15,482	1,070,426
Lear Corp.	66,400	3,643,368
TRW Automotive Holdings Corp.*	69,152	3,803,360
Visteon Corp.*	40,982	2,364,661

		10,881,815

Automobiles 0.2%
Ford Motor Co.	70,273	924,090
Thor Industries, Inc.	23,837	876,963

		1,801,053

Beverages 1.1%
Dr Pepper Snapple Group, Inc.	221,190	10,384,870

Biotechnology 0.4%
United Therapeutics Corp.*	58,600	3,566,982

Building Products 0.6%
A.O. Smith Corp.	84,390	6,208,572

Capital Markets 2.3%
Charles Schwab Corp. (The)	122,391	2,165,097
Franklin Resources, Inc.	13,600	2,051,016
Invesco Ltd.	249,434	7,223,609
Lazard Ltd., Class A	60,054	2,049,643
Northern Trust Corp.	136,588	7,452,241
State Street Corp.	19,327	1,142,032

		22,083,638

Chemicals 2.4%
Agrium, Inc.	17,062	1,663,545
CF Industries Holdings, Inc.	13,400	2,550,958
Eastman Chemical Co.	169,878	11,869,376
PPG Industries, Inc.	51,087	6,842,593

		22,926,472

Commercial Banks 6.2%
CIT Group, Inc.*	161,639	7,028,064
Comerica, Inc.	280,082	10,068,948
Commerce Bancshares, Inc.	92,402	3,772,774
Cullen/Frost Bankers, Inc.	25,714	1,607,896
Fifth Third Bancorp	462,243	7,539,183
First Republic Bank	161,800	6,248,716
Huntington Bancshares, Inc.	690,891	5,105,684
KeyCorp	159,912	1,592,724
M&T Bank Corp.	39,324	4,056,664
PNC Financial Services Group, Inc.	55,239	3,673,394
SunTrust Banks, Inc.	86,406	2,489,357
TCF Financial Corp.	243,399	3,641,249
Westamerica Bancorporation (a)	46,095	2,089,486

		58,914,139

Commercial Services & Supplies 2.4%
ADT Corp. (The)	40,211	1,967,926
Pitney Bowes, Inc. (a)	208,500	3,098,310
Republic Services, Inc.	276,777	9,133,641
RR Donnelley & Sons Co. (a)	234,416	2,824,713
Tyco International Ltd.	128,362	4,107,584
Waste Management, Inc.	36,083	1,414,815

		22,546,989

Computers & Peripherals 1.1%
NCR Corp.*	148,627	4,096,160
SanDisk Corp.*	26,359	1,449,745
Western Digital Corp.	93,023	4,677,197

		10,223,102

Construction & Engineering 1.3%
Fluor Corp.	47,482	3,149,481
Jacobs Engineering Group, Inc.*	56,665	3,186,840
KBR, Inc.	36,649	1,175,700
URS Corp.	100,900	4,783,669

		12,295,690

Containers & Packaging 2.0%
Bemis Co., Inc.	140,180	5,657,665
Crown Holdings, Inc.*	108,800	4,527,168
Rock Tenn Co., Class A	27,900	2,588,841
Sealed Air Corp.	195,315	4,709,045
Sonoco Products Co.	51,954	1,817,870

		19,300,589

Diversified Consumer Services 0.3%
H&R Block, Inc.	101,400	2,983,188

Diversified Telecommunication Services 1.4%
CenturyLink, Inc.	165,164	5,802,211
tw telecom, inc.*	89,710	2,259,795
Windstream Corp. (a)	721,700	5,737,515

		13,799,521

Electric Utilities 4.4%
Empire District Electric Co. (The)	99,424	2,227,098
Entergy Corp.	43,218	2,733,106
Great Plains Energy, Inc.	206,147	4,780,549
IDACORP, Inc.	28,096	1,356,194
Northeast Utilities	34,196	1,486,158
NV Energy, Inc.	343,244	6,875,177

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Electric Utilities (continued)
Pepco Holdings, Inc.	127,405	$2,726,467
Portland General Electric Co.	57,793	1,752,862
Westar Energy, Inc.	213,844	7,095,344
Xcel Energy, Inc.	374,377	11,118,997

		42,151,952

Electrical Equipment 1.2%
ABB Ltd., ADR-CH*	82,652	1,881,159
Brady Corp., Class A	22,881	767,200
Eaton Corp. PLC	87,947	5,386,754
Rockwell Automation, Inc.	38,316	3,308,587

		11,343,700

Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp., Class A	71,202	5,315,230
Avnet, Inc.*	94,061	3,405,008
Dolby Laboratories, Inc., Class A	156,000	5,235,360
Molex, Inc., Class A	39,677	957,009
TE Connectivity Ltd.	48,016	2,013,311

		16,925,918

Energy Equipment & Services 0.9%
C&J Energy Services, Inc.*	72,571	1,661,876
Ensco PLC, Class A	65,438	3,926,280
Helmerich & Payne, Inc.	13,890	843,123
Noble Corp.	54,824	2,091,535

		8,522,814

Food & Staples Retailing 0.3%
Sysco Corp.	93,296	3,281,220

Food Products 1.3%
ConAgra Foods, Inc.	45,246	1,620,259
General Mills, Inc.	39,918	1,968,356
Hillshire Brands Co.	30,491	1,071,759
J.M. Smucker Co. (The)	10,709	1,061,904
Kellogg Co.	25,472	1,641,161
Kraft Foods Group, Inc.	48,545	2,501,524
Mead Johnson Nutrition Co.	13,180	1,020,791
Pinnacle Foods, Inc.*	2,586	57,435
Post Holdings, Inc.*	39,119	1,679,379

		12,622,568

Gas Utilities 0.9%
AGL Resources, Inc.	87,691	3,678,638
Questar Corp.	168,777	4,106,344
WGL Holdings, Inc.	15,364	677,552

		8,462,534

Health Care Equipment & Supplies 4.4%
Becton, Dickinson and Co.	30,069	2,874,897
Boston Scientific Corp.*	960,985	7,505,293
CareFusion Corp.*	143,924	5,035,901
Medtronic, Inc.	57,889	2,718,467
STERIS Corp.	54,502	2,267,828
Stryker Corp.	58,694	3,829,197
Teleflex, Inc.	72,227	6,103,904
Zimmer Holdings, Inc.	156,319	11,758,315

		42,093,802

Health Care Providers & Services 3.5%
AmerisourceBergen Corp.	56,200	2,891,490
Cigna Corp.	173,084	10,795,249
Community Health Systems, Inc.	25,036	1,186,456
Humana, Inc.	78,116	5,398,597
LifePoint Hospitals, Inc.*	70,800	3,430,968
MEDNAX, Inc.*	27,400	2,455,862
Patterson Cos., Inc.	60,139	2,287,688
Quest Diagnostics, Inc.	35,613	2,010,354
Universal Health Services, Inc., Class B	49,904	3,187,368

		33,644,032

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	60,857	2,087,395
CEC Entertainment, Inc.	56,384	1,846,576
Darden Restaurants, Inc.	37,863	1,956,760
International Game Technology	95,097	1,569,100
International Speedway Corp., Class A	21,159	691,476
Penn National Gaming, Inc.*	25,899	1,409,683
Royal Caribbean Cruises Ltd.	75,837	2,519,305

		12,080,295

Household Durables 0.4%
Newell Rubbermaid, Inc.	155,990	4,071,339

Household Products 0.7%
Clorox Co. (The)	53,597	4,744,942
Kimberly-Clark Corp.	16,676	1,633,915

		6,378,857

Industrial Conglomerates 0.2%
Koninklijke Philips Electronics NV	70,414	2,083,338

Information Technology Services 2.5%
Amdocs Ltd.	245,396	8,895,605
Global Payments, Inc.	112,100	5,566,886
Total System Services, Inc.	207,000	5,129,460
Western Union Co. (The)	272,700	4,101,408

		23,693,359

Insurance 11.3%
ACE Ltd.	26,138	2,325,498
Allstate Corp. (The)	156,982	7,703,107
Aon PLC	119,369	7,341,193
Assured Guaranty Ltd.	140,100	2,887,461
Axis Capital Holdings Ltd.	166,640	6,935,557
Chubb Corp. (The)	40,476	3,542,864
Everest Re Group Ltd.	76,016	9,871,438
Hartford Financial Services Group, Inc.	193,560	4,993,848
HCC Insurance Holdings, Inc.	176,791	7,430,526
Lincoln National Corp.	200,021	6,522,685
Loews Corp.	120,800	5,323,656
Marsh & McLennan Cos., Inc.	71,967	2,732,587
PartnerRe Ltd.	27,572	2,567,229
Principal Financial Group, Inc.	95,251	3,241,391
Progressive Corp. (The)	171,000	4,321,170
Reinsurance Group of America, Inc.	139,042	8,296,636
Symetra Financial Corp.	113,273	1,518,991

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Travelers Cos., Inc. (The)	22,041	$1,855,632
Unum Group	57,421	1,622,143
Validus Holdings Ltd.	95,818	3,580,719
W.R. Berkley Corp.	22,064	978,980
Willis Group Holdings PLC	103,356	4,081,528
XL Group PLC	279,052	8,455,275

		108,130,114

Internet & Catalog Retail 0.6%
Liberty Interactive Corp., Class A*	232,668	4,974,442
Liberty Ventures*	14,288	1,079,887

		6,054,329

Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	28,288	1,242,975

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	77,656	3,259,222
Life Technologies Corp.*	10,918	705,631

		3,964,853

Machinery 1.7%
AGCO Corp.	28,974	1,510,125
Harsco Corp.	45,193	1,119,430
ITT Corp.	69,670	1,980,718
Joy Global, Inc.	37,052	2,205,335
Kaydon Corp.	68,484	1,751,821
Parker Hannifin Corp.	48,817	4,470,661
SPX Corp.	13,234	1,044,957
Woodward, Inc.	53,957	2,145,330

		16,228,377

Media 2.2%
Cablevision Systems Corp., Class A	353,800	5,292,848
Interpublic Group of Cos., Inc. (The)	427,906	5,575,615
Liberty Media Corp.*	56,046	6,256,415
Omnicom Group, Inc.	17,074	1,005,659
Starz - Liberty Capital*	20,670	457,841
Time Warner Cable, Inc.	23,140	2,222,828

		20,811,206

Metals & Mining 0.4%
Newmont Mining Corp.	65,679	2,751,293
Nucor Corp.	27,332	1,261,372

		4,012,665

Multiline Retail 0.5%
J.C. Penney Co., Inc. (a)	47,563	718,677
Kohl’s Corp.	9,786	451,428
Macy’s, Inc.	23,088	966,002
Target Corp.	39,776	2,722,667

		4,858,774

Multi-Utilities 4.3%
Alliant Energy Corp.	171,200	8,590,816
Ameren Corp.	46,720	1,636,134
CenterPoint Energy, Inc.	186,700	4,473,332
CMS Energy Corp.	237,100	6,624,574
PG&E Corp.	94,669	4,215,611
Sempra Energy	59,641	4,767,702
Wisconsin Energy Corp.	251,562	10,789,494

		41,097,663

Oil, Gas & Consumable Fuels 6.5%
Apache Corp.	35,504	2,739,489
Cameco Corp. (a)	26,187	544,166
Devon Energy Corp.	47,407	2,674,703
Energy XXI (Bermuda) Ltd.	132,800	3,614,816
EQT Corp.	60,807	4,119,674
HollyFrontier Corp.	68,746	3,536,982
Imperial Oil Ltd.	159,939	6,537,055
Kinder Morgan, Inc.	51,448	1,990,009
Marathon Petroleum Corp.	61,462	5,506,995
Murphy Oil Corp.	68,227	4,348,107
Peabody Energy Corp.	32,670	690,971
Pioneer Natural Resources Co.	36,798	4,572,151
Southwestern Energy Co.*	131,395	4,895,778
Spectra Energy Corp.	120,384	3,701,808
Spectra Energy Partners LP	28,381	1,116,792
Valero Energy Corp.	87,376	3,974,734
Whiting Petroleum Corp.*	47,060	2,392,530
Williams Cos., Inc. (The)	136,300	5,105,798

		62,062,558

Paper & Forest Products 0.5%
Domtar Corp.	22,905	1,777,886
International Paper Co.	73,387	3,418,367

		5,196,253

Personal Products 0.3%
Avon Products, Inc.	117,882	2,443,694

Pharmaceuticals 2.8%
Actavis, Inc.*	76,975	7,090,167
Endo Health Solutions, Inc.*	181,652	5,587,616
Forest Laboratories, Inc.*	117,300	4,462,092
Hospira, Inc.*	84,335	2,768,718
Questcor Pharmaceuticals, Inc. (a)	80,300	2,612,962
Salix Pharmaceuticals Ltd.*	88,700	4,539,666

		27,061,221

Professional Services 1.1%
Dun & Bradstreet Corp. (The)	55,800	4,667,670
Towers Watson & Co., Class A	84,700	5,871,404

		10,539,074

Real Estate Investment Trusts (REITs) 3.0%
American Tower Corp.	25,328	1,948,230
Annaly Capital Management, Inc.	609,792	9,689,595
Corrections Corp. of America	50,225	1,962,291
Equity Lifestyle Properties, Inc.	17,703	1,359,590
General Growth Properties, Inc.	55,733	1,107,972
HCP, Inc.	36,606	1,825,175
Hospitality Properties Trust	41,797	1,146,910
Omega Healthcare Investors, Inc.	35,721	1,084,489
Piedmont Office Realty Trust, Inc., Class A	164,229	3,217,246
Rayonier, Inc.	83,903	5,006,492

		28,347,990

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Road & Rail 2.0%
Heartland Express, Inc.	198,004	$2,641,373
J.B. Hunt Transport Services, Inc.	68,624	5,111,115
Kansas City Southern	87,294	9,680,905
Werner Enterprises, Inc.	86,686	2,092,600

		19,525,993

Semiconductors & Semiconductor Equipment 4.5%
Analog Devices, Inc.	65,294	3,035,518
Applied Materials, Inc.	519,742	7,006,122
Fairchild Semiconductor International, Inc.*	98,768	1,396,579
Infineon Technologies AG, ADR-DE	127,786	1,017,177
KLA-Tencor Corp.	116,936	6,167,205
Lam Research Corp.*	111,300	4,614,498
LSI Corp.*	531,893	3,606,234
Microchip Technology, Inc.	77,464	2,847,577
Micron Technology, Inc.*	210,800	2,103,784
ON Semiconductor Corp.*	355,582	2,944,219
Teradyne, Inc.*	411,662	6,677,158
United Microelectronics Corp., ADR-TW	982,113	1,767,803

		43,183,874

Software 0.8%
Activision Blizzard, Inc.	147,200	2,144,704
CA, Inc.	201,400	5,069,238

		7,213,942

Specialty Retail 2.1%
Bed Bath & Beyond, Inc.*	26,188	1,687,031
Best Buy Co., Inc.	122,200	2,706,730
GameStop Corp., Class A (a)	178,122	4,982,072
Gap, Inc. (The)	53,764	1,903,246
Lowe’s Cos., Inc.	106,620	4,043,030
Staples, Inc.	346,500	4,653,495

		19,975,604

Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc.	20,783	1,038,942

Thrifts & Mortgage Finance 0.5%
Capitol Federal Financial, Inc.	168,089	2,028,834
People’s United Financial, Inc.	189,710	2,549,703

		4,578,537

Tobacco 0.1%
Lorillard, Inc.	29,899	1,206,425

Water Utilities 0.6%
American Water Works Co., Inc.	134,000	5,552,960

Wireless Telecommunication Services 0.8%
MetroPCS Communications, Inc.*	590,200	6,433,180
Rogers Communications, Inc., Class B	27,102	1,384,380

		7,817,560

Total Common Stocks (cost $779,868,834)		924,714,855

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Kinder Morgan, Inc., expiring at an exercise price of $40.00 on 05/25/17*	55,194	283,697

Total Warrant (cost $31,300)		283,697

Exchange Traded Fund 1.0%

	Shares	Market Value

Equity 1.0%
iShares Russell Midcap Value Index Fund (a)	173,424	9,885,168

Total Exchange Traded Fund (cost $8,550,128)		9,885,168

Mutual Fund 2.8%

	Shares	Market Value
Money Market Fund 2.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (b)	27,099,006	27,099,006

Total Mutual Fund (cost $27,099,006)		27,099,006

Repurchase Agreements 2.0%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.18%, dated 03/28/13, due 04/01/13, repurchase price $10,000,150, collateralized by U.S. Government Agency Mortgage Securities, ranging from 0.17% - 1.38%, maturing 03/27/14 - 03/09/18; total market value $10,200,029. (c)	$10,000,000	10,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Repurchase Agreements (continued)

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $9,057,442, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 - 02/15/43; total market value $9,238,437. (c)	$9,057,291	$9,057,291

Total Repurchase Agreements (cost $19,057,291)		19,057,291

Total Investments (cost $834,606,559) (d) — 102.5%		981,040,017
Liabilities in excess of other assets — (2.5%)		(24,185,439)

NET ASSETS — 100.0%		$956,854,578

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $18,808,439.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $19,057,291.
(d)	At March 31, 2013, the tax basis cost of the Fund’s investments was $850,973,970, tax unrealized appreciation and depreciation were $135,302,367 and $(5,236,320), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
BR	Brazil
CH	Switzerland
DE	Germany
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
TW	Taiwan

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

At March 31, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	UBS AG	4/30/13	(6,803,337)	$(6,650,508)	$(6,693,157)	$(42,649)
Euro	UBS AG	4/30/13	(1,400,534)	(1,804,308)	(1,795,601)	8,707
Swiss Franc	Credit Suisse International	4/30/13	(1,491,111)	(1,571,708)	(1,571,286)	422
Swiss Franc	Credit Suisse International	4/30/13	(36,028)	(37,789)	(37,965)	(176)

Total Short Contracts				$(10,064,313)	$(10,098,009)	$(33,696)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$17,252,553	$—	$—	$17,252,553
Airlines	10,044,371	—	—	10,044,371
Auto Components	10,881,815	—	—	10,881,815
Automobiles	1,801,053	—	—	1,801,053
Beverages	10,384,870	—	—	10,384,870
Biotechnology	3,566,982	—	—	3,566,982
Building Products	6,208,572	—	—	6,208,572
Capital Markets	22,083,638	—	—	22,083,638
Chemicals	22,926,472	—	—	22,926,472
Commercial Banks	58,914,139	—	—	58,914,139
Commercial Services & Supplies	22,546,989	—	—	22,546,989
Computers & Peripherals	10,223,102	—	—	10,223,102
Construction & Engineering	12,295,690	—	—	12,295,690
Containers & Packaging	19,300,589	—	—	19,300,589
Diversified Consumer Services	2,983,188	—	—	2,983,188
Diversified Telecommunication Services	13,799,521	—	—	13,799,521
Electric Utilities	42,151,952	—	—	42,151,952
Electrical Equipment	11,343,700	—	—	11,343,700
Electronic Equipment, Instruments & Components	16,925,918	—	—	16,925,918
Energy Equipment & Services	8,522,814	—	—	8,522,814
Food & Staples Retailing	3,281,220	—	—	3,281,220
Food Products	12,622,568	—	—	12,622,568

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Gas Utilities	$8,462,534	$—	$—	$8,462,534
Health Care Equipment & Supplies	42,093,802	—	—	42,093,802
Health Care Providers & Services	33,644,032	—	—	33,644,032
Hotels, Restaurants & Leisure	12,080,295	—	—	12,080,295
Household Durables	4,071,339	—	—	4,071,339
Household Products	6,378,857	—	—	6,378,857
Industrial Conglomerates	—	2,083,338	—	2,083,338
Information Technology Services	23,693,359	—	—	23,693,359
Insurance	108,130,114	—	—	108,130,114
Internet & Catalog Retail	6,054,329	—	—	6,054,329
Leisure Equipment & Products	1,242,975	—	—	1,242,975
Life Sciences Tools & Services	3,964,853	—	—	3,964,853
Machinery	16,228,377	—	—	16,228,377
Media	20,811,206	—	—	20,811,206
Metals & Mining	4,012,665	—	—	4,012,665
Multiline Retail	4,858,774	—	—	4,858,774
Multi-Utilities	41,097,663	—	—	41,097,663
Oil, Gas & Consumable Fuels	62,062,558	—	—	62,062,558
Paper & Forest Products	5,196,253	—	—	5,196,253
Personal Products	2,443,694	—	—	2,443,694
Pharmaceuticals	27,061,221	—	—	27,061,221
Professional Services	10,539,074	—	—	10,539,074
Real Estate Investment Trusts (REITs)	28,347,990	—	—	28,347,990
Road & Rail	19,525,993	—	—	19,525,993
Semiconductors & Semiconductor Equipment	43,183,874	—	—	43,183,874
Software	7,213,942	—	—	7,213,942
Specialty Retail	19,975,604	—	—	19,975,604
Textiles, Apparel & Luxury Goods	1,038,942	—	—	1,038,942
Thrifts & Mortgage Finance	4,578,537	—	—	4,578,537
Tobacco	1,206,425	—	—	1,206,425
Water Utilities	5,552,960	—	—	5,552,960
Wireless Telecommunication Services	7,817,560	—	—	7,817,560

Total Common Stocks	$922,631,517	$2,083,338	$—	$924,714,855

Exchange Traded Fund	9,885,168	—	—	9,885,168
Forward Foreign Currency Contracts	—	9,129	—	9,129
Mutual Fund	27,099,006	—	—	27,099,006
Repurchase Agreements	—	19,057,291	—	19,057,291
Warrant	283,697	—	—	283,697

Total Assets	$959,899,388	$21,149,758	$—	$981,049,146

Liabilities:
Forward Foreign Currency Contracts	—	(42,825)	—	(42,825)

Total Liabilities	$—	$(42,825)	$—	$(42,825)

Total	$959,899,388	$21,106,933	$—	$981,006,321

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 forward foreign currency contracts. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2013

Assets:		Fair Value
Forward foreign currency contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$9,129

Total		$9,129

Liabilities:
Forward foreign currency contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(42,825)

Total		$(42,825)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 96.3%

	Shares	Market Value
Aerospace & Defense 2.7%
Astronics Corp.*	14,312	$426,784
B/E Aerospace, Inc.*	14,970	902,541
Esterline Technologies Corp.*	7,600	575,320
HEICO Corp.	15,200	659,832
Hexcel Corp.*	30,840	894,668
Moog, Inc., Class A*	12,800	586,624
Teledyne Technologies, Inc.*	9,200	721,648

		4,767,417

Auto Components 0.7%
Dorman Products, Inc.	6,290	234,051
Tenneco, Inc.*	27,700	1,088,887

		1,322,938

Biotechnology 4.6%
Acorda Therapeutics, Inc.*	19,400	621,382
Alkermes PLC*	41,300	979,223
ARIAD Pharmaceuticals, Inc.*	1,940	35,095
AVEO Pharmaceuticals, Inc.*	35,600	261,660
Cepheid, Inc.*	6,340	243,266
Cubist Pharmaceuticals, Inc.*	30,220	1,414,900
ImmunoGen, Inc.*	32,800	526,768
Incyte Corp., Ltd.*	19,900	465,859
Ironwood Pharmaceuticals, Inc.*	15,500	283,495
Medivation, Inc.*	9,200	430,284
Neurocrine Biosciences, Inc.*	33,400	405,476
NPS Pharmaceuticals, Inc.*	46,300	471,797
Puma Biotechnology, Inc.*	11,800	394,002
Rigel Pharmaceuticals, Inc.*	49,400	335,426
Seattle Genetics, Inc.*	27,800	987,178
Trius Therapeutics, Inc.*	36,100	246,924

		8,102,735

Building Products 1.7%
A.O. Smith Corp.	24,250	1,784,073
AAON, Inc.	10,100	278,659
American Woodmark Corp.*	6,770	230,383
Lennox International, Inc.	11,400	723,786

		3,016,901

Capital Markets 0.7%
Artisan Partners Asset Management, Inc.*	9,590	378,325
Evercore Partners, Inc., Class A	15,500	644,800
Financial Engines, Inc.	4,250	153,935

		1,177,060

Chemicals 1.7%
American Vanguard Corp.	18,230	556,744
Cytec Industries, Inc.	12,970	960,818
Olin Corp.	22,500	567,450
OMNOVA Solutions, Inc.*	17,500	134,225
PolyOne Corp.	32,400	790,884

		3,010,121

Commercial Banks 2.4%
Boston Private Financial Holdings, Inc.	47,400	468,312
First Merchants Corp.	18,800	290,836
PrivateBancorp, Inc.	31,240	590,748
Signature Bank*	13,210	1,040,420
Texas Capital Bancshares, Inc.*	12,490	505,220
Umpqua Holdings Corp.	36,700	486,642
Western Alliance Bancorp*	47,000	650,480
Wintrust Financial Corp.	7,400	274,096

		4,306,754

Commercial Services & Supplies 1.4%
Deluxe Corp.	17,100	707,940
Healthcare Services Group, Inc.	23,090	591,797
Mobile Mini, Inc.*	35,770	1,052,711
Team, Inc.*	4,730	194,261

		2,546,709

Communications Equipment 1.3%
Aruba Networks, Inc.*	26,800	663,032
Oplink Communications, Inc.*	28,400	465,760
Plantronics, Inc.	14,100	623,079
Ubiquiti Networks, Inc.	40,300	552,916

		2,304,787

Computers & Peripherals 0.5%
Stratasys Ltd.*(a)	12,000	890,640

Construction Materials 1.3%
Eagle Materials, Inc.	24,980	1,664,417
Headwaters, Inc.*	54,100	589,690

		2,254,107

Consumer Finance 0.8%
DFC Global Corp.*	31,400	522,496
Portfolio Recovery Associates, Inc.*	7,000	888,440

		1,410,936

Containers & Packaging 0.7%
Graphic Packaging Holding Co.*	66,800	500,332
Silgan Holdings, Inc.	14,400	680,400

		1,180,732

Distributors 0.4%
Core-Mark Holding Co., Inc.	13,400	687,554

Diversified Consumer Services 0.4%
Bright Horizons Family Solutions, Inc.*	3,120	105,425
Sotheby’s	14,500	542,445

		647,870

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value

Electric Utilities 0.3%
UNS Energy Corp.	12,000	$587,280

Electrical Equipment 2.2%
Acuity Brands, Inc.	10,700	742,045
AZZ, Inc.	15,100	727,820
Belden, Inc.	12,800	661,120
Franklin Electric Co., Inc.	17,700	594,189
Generac Holdings, Inc.	13,320	470,729
GrafTech International Ltd.*	26,400	202,752
Polypore International, Inc.*	13,500	542,430

		3,941,085

Electronic Equipment, Instruments & Components 1.2%
Coherent, Inc.	10,400	590,096
IPG Photonics Corp. (a)	15,740	1,045,293
OSI Systems, Inc.*	9,240	575,560

		2,210,949

Energy Equipment & Services 2.1%
Atwood Oceanics, Inc.*	17,240	905,790
Dril-Quip, Inc.*	12,360	1,077,421
Forum Energy Technologies, Inc.*	25,550	734,818
Helix Energy Solutions Group, Inc.*	20,110	460,117
ION Geophysical Corp.*	84,200	573,402

		3,751,548

Food & Staples Retailing 1.4%
Casey’s General Stores, Inc.	16,500	961,950
Natural Grocers by Vitamin Cottage, Inc.*	22,100	498,355
Susser Holdings Corp.*	19,680	1,005,845

		2,466,150

Food Products 0.8%
Annie’s, Inc.*(a)	10,620	406,321
Boulder Brands, Inc.*	50,210	450,886
Darling International, Inc.*	34,500	619,620

		1,476,827

Health Care Equipment & Supplies 5.4%
Abaxis, Inc.	9,960	471,307
Atrion Corp.	1,600	307,184
Cooper Cos., Inc. (The)	16,600	1,790,808
Cyberonics, Inc.*	11,000	514,910
DexCom, Inc.*	42,700	713,944
Endologix, Inc.*	43,160	697,034
Globus Medical, Inc., Class A*	25,800	378,744
HeartWare International, Inc.*	5,000	442,150
ICU Medical, Inc.*	11,700	689,715
Insulet Corp.*	28,840	745,803
Sirona Dental Systems, Inc.*	23,050	1,699,477
Spectranetics Corp.*	5,980	110,809
Thoratec Corp.*	10,470	392,625
Vascular Solutions, Inc.*	16,470	267,143
Volcano Corp.*	16,000	356,160

		9,577,813

Health Care Providers & Services 4.4%
Acadia Healthcare Co., Inc.*	17,030	500,511
Air Methods Corp.	27,510	1,327,082
Capital Senior Living Corp.*	25,290	668,415
Corvel Corp.*	8,400	415,716
HealthSouth Corp.*	25,100	661,887
MWI Veterinary Supply, Inc.*	10,600	1,401,956
Owens & Minor, Inc.	11,900	387,464
Team Health Holdings, Inc.*	39,200	1,426,096
U.S. Physical Therapy, Inc.	14,835	398,320
WellCare Health Plans, Inc.*	10,200	591,192

		7,778,639

Health Care Technology 0.6%
Medidata Solutions, Inc.*	4,050	234,819
Merge Healthcare, Inc.*	67,000	193,630
Vocera Communications, Inc.*(a)	30,130	692,990

		1,121,439

Hotels, Restaurants & Leisure 3.2%
Bloomin’ Brands, Inc.*	49,700	888,139
Brinker International, Inc.	22,300	839,595
Buffalo Wild Wings, Inc.*	17,610	1,541,403
Del Frisco’s Restaurant Group, Inc.*	16,900	280,540
Ignite Restaurant Group, Inc.*	30,600	449,208
Marriott Vacations Worldwide Corp.*	11,700	502,047
Panera Bread Co., Class A*	6,820	1,126,937

		5,627,869

Household Durables 1.8%
Ethan Allen Interiors, Inc. (a)	6,280	206,738
La-Z-Boy, Inc.	30,540	576,290
Ryland Group, Inc. (The)	21,550	896,911
Standard Pacific Corp.*(a)	138,510	1,196,726
TRI Pointe Homes, Inc.*	15,800	318,370

		3,195,035

Information Technology Services 1.6%
Cass Information Systems, Inc.	15,900	668,436
Higher One Holdings, Inc.*	48,700	432,943
MAXIMUS, Inc.	12,190	974,834
Sapient Corp.*	56,700	691,173
WEX, Inc.*	1,900	149,150

		2,916,536

Insurance 1.3%
AMERISAFE, Inc.	16,000	568,640
ProAssurance Corp.	27,820	1,316,721
Protective Life Corp.	13,300	476,140

		2,361,501

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value

Internet & Catalog Retail 0.7%
HomeAway, Inc.*	8,670	$281,775
HSN, Inc.	18,080	991,869

		1,273,644

Internet Software & Services 3.0%
Cornerstone OnDemand, Inc.*	50,340	1,716,594
CoStar Group, Inc.*	8,950	979,667
j2 Global, Inc.	22,700	890,067
Keynote Systems, Inc.	27,400	382,504
LivePerson, Inc.*	43,200	586,656
Marin Software, Inc.*(a)	8,220	135,055
Web.com Group, Inc.*	39,950	682,346

		5,372,889

Leisure Equipment & Products 0.6%
Arctic Cat, Inc.*	17,800	777,860
LeapFrog Enterprises, Inc.*	43,400	371,504

		1,149,364

Life Sciences Tools & Services 1.4%
Bruker Corp.*	37,000	706,700
ICON PLC*	30,930	998,730
PAREXEL International Corp.*	18,400	726,984

		2,432,414

Machinery 4.4%
Altra Holdings, Inc.	24,100	656,002
Chart Industries, Inc.*	16,730	1,338,567
Lindsay Corp.(a)	13,730	1,210,712
Manitowoc Co., Inc. (The)	26,800	551,008
Middleby Corp.*	5,820	885,513
Nordson Corp.	10,400	685,880
Proto Labs, Inc.*	4,760	233,716
Sun Hydraulics Corp.	12,700	412,877
Trimas Corp.*	21,800	707,846
Wabtec Corp.	10,440	1,066,028

		7,748,149

Media 0.2%
Lions Gate Entertainment Corp.*	12,050	286,428

Oil, Gas & Consumable Fuels 4.2%
Approach Resources, Inc.*	10,570	260,128
Bonanza Creek Energy, Inc.*	13,160	508,897
CVR Energy, Inc.	10,700	552,334
Energy XXI (Bermuda) Ltd.	20,000	544,400
EPL Oil & Gas, Inc.*	15,500	415,555
Gulfport Energy Corp.*	11,000	504,130
Oasis Petroleum, Inc.*	32,350	1,231,565
PBF Energy, Inc.	15,500	576,135
Rex Energy Corp.*	75,480	1,243,910
Rosetta Resources, Inc.*	20,600	980,148
SemGroup Corp., Class A*	12,000	620,640

		7,437,842

Paper & Forest Products 0.4%
Boise Cascade Co.*	3,850	130,669
Louisiana-Pacific Corp.*	29,550	638,280

		768,949

Personal Products 0.7%
Elizabeth Arden, Inc.*	17,500	704,375
Nu Skin Enterprises, Inc., Class A	11,900	525,980

		1,230,355

Pharmaceuticals 1.9%
Akorn, Inc.*	33,710	466,209
Cadence Pharmaceuticals, Inc.*	55,700	372,633
Jazz Pharmaceuticals PLC*	8,310	464,612
Medicines Co. (The)*	47,780	1,596,808
Optimer Pharmaceuticals, Inc.*	34,100	405,790

		3,306,052

Professional Services 2.3%
Advisory Board Co. (The)*	20,790	1,091,891
Exponent, Inc.	14,000	755,160
GP Strategies Corp.*	18,400	439,024
On Assignment, Inc.*	72,060	1,823,838

		4,109,913

Real Estate Investment Trusts (REITs) 1.9%
Colonial Properties Trust	17,300	391,153
Coresite Realty Corp.	36,610	1,280,618
Glimcher Realty Trust	41,700	483,720
Ryman Hospitality Properties, Inc. (a)	14,664	670,878
Sunstone Hotel Investors, Inc.*	48,900	601,959

		3,428,328

Road & Rail 1.7%
Avis Budget Group, Inc.*	34,000	946,220
Genesee & Wyoming, Inc., Class A*	12,800	1,191,808
Marten Transport Ltd.	11,400	229,482
Werner Enterprises, Inc.	28,500	687,990

		3,055,500

Semiconductors & Semiconductor Equipment 2.4%
Cavium, Inc.*	26,070	1,011,776
Mindspeed Technologies, Inc.*	93,500	311,355
Monolithic Power Systems, Inc.	46,300	1,128,331
Nanometrics, Inc.*	27,600	398,268
Semtech Corp.*	13,220	467,856
Teradyne, Inc.*	25,500	413,610
Ultratech, Inc.*	15,600	616,668

		4,347,864

Software 12.0%
Aspen Technology, Inc.*	76,080	2,456,623
BroadSoft, Inc.*	12,600	333,522
CommVault Systems, Inc.*	25,690	2,106,066
Ebix, Inc.	17,000	275,740
Fair Isaac Corp.	17,000	776,730
FleetMatics Group PLC*	22,800	552,900
Guidewire Software, Inc.*	36,130	1,388,837
Imperva, Inc.*	41,830	1,610,455
Infoblox, Inc.*	28,730	623,441
Interactive Intelligence Group, Inc.*	11,810	523,774
MicroStrategy, Inc., Class A*	4,700	475,076
Mitek Systems, Inc.*	73,200	342,576
Netscout Systems, Inc.*	22,100	542,997

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
NetSuite, Inc.*	18,740	$1,500,324
PTC, Inc.*	34,900	889,601
QLIK Technologies, Inc.*	43,430	1,121,797
ServiceNow, Inc.*	15,520	561,824
SolarWinds, Inc.*	3,900	230,490
Solera Holdings, Inc.	8,100	472,473
Sourcefire, Inc.*	13,690	810,859
Splunk, Inc.*	27,230	1,090,017
Tyler Technologies, Inc.*	16,700	1,023,042
Ultimate Software Group, Inc.*	15,120	1,574,899

		21,284,063

Specialty Retail 6.0%
Asbury Automotive Group, Inc.*	31,680	1,162,339
Ascena Retail Group, Inc.*	39,100	725,305
Conn’s, Inc.*	25,980	932,682
DSW, Inc., Class A	11,200	714,560
Five Below, Inc.*(a)	10,620	402,392
Francesca’s Holdings Corp.*(a)	16,650	477,189
Group 1 Automotive, Inc.	9,900	594,693
Lithia Motors, Inc., Class A	22,710	1,078,271
Lumber Liquidators Holdings, Inc.*	18,630	1,308,198
Mattress Firm Holding Corp.*	25,400	877,316
Pier 1 Imports, Inc.	41,150	946,450
Restoration Hardware Holdings, Inc.*(a)	2,570	89,950
rue21, inc.*	22,000	646,580
Vitamin Shoppe, Inc.*	13,800	674,130

		10,630,055

Textiles, Apparel & Luxury Goods 2.2%
Fifth & Pacific Cos., Inc.*	46,500	877,920
Oxford Industries, Inc.	5,200	276,120
Steven Madden Ltd.*	47,120	2,032,757
Under Armour, Inc., Class A*	13,330	682,496

		3,869,293

Thrifts & Mortgage Finance 0.6%
Flushing Financial Corp.	17,200	291,368
Ocwen Financial Corp.*	20,800	788,736

		1,080,104

Trading Companies & Distributors 2.1%
Applied Industrial Technologies, Inc.	12,500	562,500
Beacon Roofing Supply, Inc.*	24,760	957,222
H&E Equipment Services, Inc.	53,600	1,093,440
United Rentals, Inc.*	21,750	1,195,597

		3,808,759

Total Common Stocks (cost $154,055,251)		171,259,897

Exchange Traded Fund 2.2%

	Shares	Market Value
Equity Fund 2.2%
iShares Russell 2000 Growth Index Fund	35,600	3,835,900

Total Exchange Traded Fund (cost $3,832,055)		3,835,900

Mutual Fund 1.8%

	Shares	Market Value
Money Market Fund 1.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (b)	3,284,826	3,284,826

Total Mutual Fund (cost $3,284,826)		3,284,826

Repurchase Agreement 2.7%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $4,877,771, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 - 02/15/43; total market value $4,975,243. (c)	$4,877,690	4,877,690

Total Repurchase Agreement (cost $4,877,690)		4,877,690

Total Investments (cost $166,049,822) (d) — 103.0%		183,258,313
Liabilities in excess of other assets — (3.0%)		(5,294,266)

NET ASSETS — 100.0%		$177,964,047

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $4,744,865.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $4,877,690.
(d)	At March 31, 2013, the tax basis cost of the Fund’s investments was $166,268,195, tax unrealized appreciation and depreciation were $18,392,903 and $(1,402,785), respectively.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$171,259,897	$—	$—	$171,259,897
Exchange Traded Fund	3,835,900	—	—	3,835,900
Mutual Fund	3,284,826	—	—	3,284,826
Repurchase Agreement	—	4,877,690	—	4,877,690

Total	$178,380,623	$4,877,690	$—	$183,258,313

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 97.9%

	Shares	Market Value
Aerospace & Defense 2.2%
AAR Corp.	52,000	$956,280
Curtiss-Wright Corp.	56,450	1,958,815
Esterline Technologies Corp.*	12,600	953,820
HEICO Corp., Class A	1,750	60,043
Hexcel Corp.*	83,990	2,436,550
LMI Aerospace, Inc.*	48,200	1,002,078
Moog, Inc., Class A*	3,875	177,591
Sypris Solutions, Inc.	33,839	141,447
Triumph Group, Inc.	37,900	2,975,150

		10,661,774

Air Freight & Logistics 0.1%
Park-Ohio Holdings Corp.*	10,600	351,178

Airlines 1.2%
Alaska Air Group, Inc.*	27,300	1,746,108
Republic Airways Holdings, Inc.*	255,600	2,949,624
SkyWest, Inc.	70,200	1,126,710

		5,822,442

Auto Components 1.2%
Cooper Tire & Rubber Co.	114,000	2,925,240
Dana Holding Corp.	109,850	1,958,625
Standard Motor Products, Inc.	23,300	645,876

		5,529,741

Biotechnology 1.4%
Achillion Pharmaceuticals, Inc.*	6,000	52,440
Alkermes PLC*	181,111	4,294,142
ARIAD Pharmaceuticals, Inc.*	7,900	142,911
Celldex Therapeutics, Inc.*	24,500	283,710
Incyte Corp., Ltd.*(a)	32,700	765,507
Lexicon Pharmaceuticals, Inc.*(a)	78,159	170,386
Progenics Pharmaceuticals, Inc.*	27,400	147,686
Puma Biotechnology, Inc.*	20,100	671,139
TESARO, Inc.*	11,800	259,128

		6,787,049

Building Products 0.5%
Armstrong World Industries, Inc.*	24,300	1,358,127
Simpson Manufacturing Co., Inc.	35,200	1,077,472

		2,435,599

Capital Markets 1.8%
American Capital Ltd.*	56,800	828,996
Apollo Investment Corp.	113,620	949,863
Artisan Partners Asset Management, Inc.*	6,400	252,480
BGC Partners, Inc., Class A	94,900	394,784
Cowen Group, Inc., Class A*	237,133	668,715
Fidus Investment Corp. (a)	10,667	204,273
Gladstone Capital Corp.	13,000	119,600
KCAP Financial, Inc. (a)	51,638	556,141
MCG Capital Corp.	49,172	235,042
Piper Jaffray Cos.*	40,200	1,378,860
Prospect Capital Corp.	122,469	1,336,137
SWS Group, Inc.*	25,059	151,607
Waddell & Reed Financial, Inc., Class A	37,350	1,635,183

		8,711,681

Chemicals 2.6%
A. Schulman, Inc.	13,400	422,904
Axiall Corp.	37,200	2,312,352
Chemtura Corp.*	100,339	2,168,326
Flotek Industries, Inc.*	148,750	2,432,062
FutureFuel Corp.	3,300	40,095
H.B. Fuller Co.	7,900	308,732
Innospec, Inc.	3,700	163,836
Koppers Holdings, Inc.	7,100	312,258
Methanex Corp.	67,598	2,746,507
Minerals Technologies, Inc.	31,800	1,320,018
Zep, Inc.	26,800	402,268

		12,629,358

Commercial Banks 9.2%
1st Source Corp.	4,500	106,650
Bancfirst Corp.	5,200	216,840
Banco Latinoamericano de Comercio Exterior SA, Class E	16,200	400,788
Bank of Hawaii Corp.	47,360	2,406,362
Bank of Kentucky Financial Corp. (The)	3,100	85,033
Bank of the Ozarks, Inc.	11,000	487,850
BankUnited, Inc.	104,690	2,682,158
Banner Corp.	13,000	413,790
BBCN Bancorp, Inc.	24,000	313,440
Boston Private Financial Holdings, Inc.	19,500	192,660
Camden National Corp.	3,300	109,164
Cardinal Financial Corp.	43,140	784,285
Cathay General Bancorp	24,000	482,880
Center Bancorp, Inc.	5,200	64,636
Central Pacific Financial Corp.*	14,600	229,220
Chemical Financial Corp.	9,855	259,975
Citizens & Northern Corp.	17,600	343,200
Citizens Republic Bancorp, Inc.*	81,434	1,836,337
City Holding Co.	18,900	752,031
CNB Financial Corp.	3,400	57,970
CoBiz Financial, Inc.	27,200	219,776
Community Bank System, Inc.	11,000	325,930
Community Trust Bancorp, Inc.	17,570	597,907
ConnectOne Bancorp, Inc.*	4,600	143,750
CVB Financial Corp.	223,749	2,521,651
East West Bancorp, Inc.	15,800	405,586

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Enterprise Financial Services Corp.	28,000	$401,520
Fidelity Southern Corp.*	6,138	70,587
Financial Institutions, Inc.	20,100	401,196
First Bancorp	7,500	101,175
First Bancorp, Inc.	1,900	34,219
First BanCorp, Puerto Rico*(a)	51,200	318,976
First Busey Corp.	49,600	226,672
First Commonwealth Financial Corp.	155,800	1,162,268
First Community Bancshares, Inc.	29,600	469,160
First Financial Bancorp	31,900	511,995
First Financial Corp.	6,100	192,089
First Merchants Corp.	18,500	286,195
First Midwest Bancorp, Inc.	40,600	539,168
First Niagara Financial Group, Inc.	52,996	469,545
First of Long Island Corp. (The)	3,300	97,845
FNB Corp.	76,900	930,490
FNB United Corp.*(a)	15,800	154,208
German American Bancorp, Inc. (a)	3,300	75,933
Great Southern Bancorp, Inc.	6,100	148,779
Hanmi Financial Corp.*	147,090	2,353,440
Heartland Financial USA, Inc.	16,500	416,955
Horizon Bancorp	11,800	238,478
Hudson Valley Holding Corp.	1,798	26,808
IBERIABANK Corp.	9,500	475,190
Independent Bank Corp.	18,500	602,915
Investors Bancorp, Inc.	98,250	1,845,135
Lakeland Bancorp, Inc.	27,855	274,372
Lakeland Financial Corp.	10,600	282,914
MainSource Financial Group, Inc.	29,500	414,180
Merchants Bancshares, Inc.	3,300	99,445
MetroCorp Bancshares, Inc.*	13,400	135,206
National Bank Holdings Corp., Class A	8,700	159,210
National Penn Bancshares, Inc.	46,245	494,359
NBT Bancorp, Inc.	25,900	573,685
Oriental Financial Group, Inc. (a)	73,700	1,143,087
PacWest Bancorp	25,600	745,216
Park National Corp.	4,400	307,076
Park Sterling Corp.*	45,700	257,748
Peoples Bancorp, Inc.	17,200	385,108
Pinnacle Financial Partners, Inc.*	84,800	1,980,928
Preferred Bank, Los Angeles*	7,900	124,662
Renasant Corp.	20,300	454,314
Republic Bancorp, Inc., Class A	9,555	216,325
Sierra Bancorp	22,200	291,930
Southside Bancshares, Inc. (a)	12,854	270,063
Southwest Bancorp, Inc.*	81,100	1,018,616
StellarOne Corp.	14,200	229,330
Sterling Financial Corp.	17,700	383,913
Suffolk Bancorp*	3,800	54,112
Susquehanna Bancshares, Inc.	52,731	655,446
SY Bancorp, Inc.	6,100	137,250
Taylor Capital Group, Inc.*(a)	11,400	182,286
Texas Capital Bancshares, Inc.*	16,789	679,115
Tompkins Financial Corp.	5,200	219,856
TriCo Bancshares	1,100	18,810
Trustmark Corp.	14,600	365,146
Virginia Commerce Bancorp, Inc.*	27,200	382,160
Washington Trust Bancorp, Inc.	8,300	227,254
WesBanco, Inc.	13,000	311,350
West Bancorporation, Inc.	32,400	359,640
West Coast Bancorp	13,100	318,068
Wilshire Bancorp, Inc.*	123,000	833,940

		43,976,930

Commercial Services & Supplies 3.1%
ABM Industries, Inc.	7,500	166,800
CECO Environmental Corp.	31,900	412,467
Cenveo, Inc.*(a)	261,800	562,870
Consolidated Graphics, Inc.*	15,100	590,410
Courier Corp.	35,500	511,555
Deluxe Corp.	81,300	3,365,820
EnergySolutions, Inc.*	401,100	1,504,125
Herman Miller, Inc.	62,370	1,725,778
Kimball International, Inc., Class B	70,200	636,012
Knoll, Inc.	2,300	41,699
Metalico, Inc.*	3,017	4,888
Performant Financial Corp.*	12,394	152,198
Quad/Graphics, Inc.	91,900	2,200,086
Steelcase, Inc., Class A	71,300	1,050,249
United Stationers, Inc.	35,100	1,356,615
Viad Corp.	15,700	434,262

		14,715,834

Communications Equipment 1.1%
Arris Group, Inc.*	82,736	1,420,577
Aviat Networks, Inc.*	45,900	154,683
Black Box Corp.	12,900	281,349
Comtech Telecommunications Corp.	15,400	373,912
Digi International, Inc.*	20,500	183,065
Harmonic, Inc.*	458,060	2,652,168
Oplink Communications, Inc.*	9,000	147,600
Symmetricom, Inc.*	20,400	92,616

		5,305,970

Computers & Peripherals 0.2%
Avid Technology, Inc.*	19,300	121,011
Electronics for Imaging, Inc.*	26,800	679,648
Fusion-io, Inc.*(a)	14,200	232,454
Silicon Graphics International Corp.*	5,307	72,971

		1,106,084

Construction & Engineering 0.8%
EMCOR Group, Inc.	62,300	2,640,897
Michael Baker Corp.	18,900	463,050
Tutor Perini Corp.*	24,608	474,934

		3,578,881

Consumer Finance 1.1%
Cash America International, Inc.	8,300	435,501
DFC Global Corp.*	65,585	1,091,334
Encore Capital Group, Inc.*	22,900	689,290
Nelnet, Inc., Class A	37,100	1,253,980
World Acceptance Corp.*(a)	22,500	1,932,075

		5,402,180

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging 1.1%
Boise, Inc.	73,700	$638,242
Graphic Packaging Holding Co.*	185,900	1,392,391
Rock Tenn Co., Class A	16,600	1,540,314
Silgan Holdings, Inc.	39,250	1,854,563

		5,425,510

Distributors 0.0%†
Core-Mark Holding Co., Inc.	1,900	97,489

Diversified Consumer Services 0.7%
Bright Horizons Family Solutions, Inc.*	4,600	155,434
Carriage Services, Inc.	6,300	133,875
Corinthian Colleges, Inc.*(a)	123,300	258,930
Mac-Gray Corp.	16,600	212,480
Service Corp. International	141,180	2,361,941

		3,122,660

Diversified Financial Services 1.0%
CBOE Holdings, Inc.	53,700	1,983,678
PHH Corp.*	119,100	2,615,436

		4,599,114

Diversified Telecommunication Services 0.7%
Consolidated Communications Holdings, Inc.	47,800	838,890
Lumos Networks Corp.	102,192	1,377,548
Premiere Global Services, Inc.*	101,700	1,117,683
Vonage Holdings Corp.*	20,300	58,667

		3,392,788

Electric Utilities 3.5%
Cleco Corp.	62,530	2,940,786
El Paso Electric Co.	31,200	1,049,880
Empire District Electric Co. (The)	22,500	504,000
Great Plains Energy, Inc.	117,350	2,721,347
IDACORP, Inc.	43,800	2,114,226
MGE Energy, Inc.	9,500	526,680
Portland General Electric Co.	47,300	1,434,609
UIL Holdings Corp.	9,033	357,616
UNS Energy Corp.	38,700	1,893,978
Westar Energy, Inc.	92,100	3,055,878

		16,599,000

Electrical Equipment 0.7%
Belden, Inc.	3,700	191,105
Brady Corp., Class A	44,600	1,495,438
EnerSys, Inc.*	38,700	1,763,946
LSI Industries, Inc.	8,200	57,236

		3,507,725

Electronic Equipment, Instruments & Components 2.5%
Audience, Inc.*	14,200	216,550
Benchmark Electronics, Inc.*	35,719	643,656
Checkpoint Systems, Inc.*	8,700	113,622
GSI Group, Inc.*	31,900	272,107
Insight Enterprises, Inc.*	49,200	1,014,504
Littelfuse, Inc.	9,114	618,385
MTS Systems Corp.	33,500	1,948,025
National Instruments Corp.	73,300	2,400,575
Newport Corp.*	16,200	274,104
Sanmina Corp.*	227,300	2,582,128
SYNNEX Corp.*	43,800	1,620,600

		11,704,256

Energy Equipment & Services 1.6%
C&J Energy Services, Inc.*(a)	59,200	1,355,680
Dawson Geophysical Co.*	9,500	285,000
Dril-Quip, Inc.*	19,060	1,661,460
Forum Energy Technologies, Inc.*	29,600	851,296
GulfMark Offshore, Inc., Class A	26,400	1,028,544
Helix Energy Solutions Group, Inc.*	73,000	1,670,240
RPC, Inc. (a)	21,420	324,942
Superior Energy Services, Inc.*	25,126	652,522

		7,829,684

Food & Staples Retailing 1.5%
Andersons, Inc. (The)	15,400	824,208
Pantry, Inc. (The)*	102,900	1,283,163
Rite Aid Corp.*	648,200	1,231,580
Spartan Stores, Inc.	221,520	3,887,676

		7,226,627

Food Products 1.4%
Darling International, Inc.*	36,700	659,132
Ingredion, Inc.	41,107	2,972,858
Pinnacle Foods, Inc.*	39,300	872,853
TreeHouse Foods, Inc.*	29,950	1,951,243

		6,456,086

Gas Utilities 1.5%
Chesapeake Utilities Corp.	6,000	294,300
Laclede Group, Inc. (The)	22,100	943,670
New Jersey Resources Corp.	19,950	894,758
Northwest Natural Gas Co.	26,000	1,139,320
South Jersey Industries, Inc.	12,200	678,198
Southwest Gas Corp.	37,900	1,798,734
WGL Holdings, Inc.	33,900	1,494,990

		7,243,970

Health Care Equipment & Supplies 2.8%
Alere, Inc.*	37,430	955,588
Cantel Medical Corp.	2,800	84,168
Greatbatch, Inc.*	45,500	1,359,085
Haemonetics Corp.*	47,470	1,977,600
Integra LifeSciences Holdings Corp.*	46,972	1,832,378
MAKO Surgical Corp.*	51,550	574,782
NuVasive, Inc.*	2,562	54,596
Sirona Dental Systems, Inc.*	27,600	2,034,948
Teleflex, Inc.	25,300	2,138,103
Wright Medical Group, Inc.*	103,850	2,472,669

		13,483,917

Health Care Providers & Services 2.8%
Almost Family, Inc.	37,194	759,873
Bio-Reference Labs, Inc.*	77,178	2,005,084
Five Star Quality Care, Inc.*	263,100	1,760,139
Landauer, Inc.	15,870	894,751
Molina Healthcare, Inc.*	96,000	2,963,520

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
PharMerica Corp.*	38,400	$537,600
Select Medical Holdings Corp.	14,200	127,800
Skilled Healthcare Group, Inc., Class A*	123,300	810,081
Triple-S Management Corp., Class B*	49,719	866,105
WellCare Health Plans, Inc.*	43,760	2,536,330

		13,261,283

Health Care Technology 0.1%
MedAssets, Inc.*	15,272	293,986

Hotels, Restaurants & Leisure 2.9%
Brinker International, Inc.	66,730	2,512,385
Cracker Barrel Old Country Store, Inc.	23,300	1,883,805
Del Frisco’s Restaurant Group, Inc.*	8,700	144,420
Isle of Capri Casinos, Inc.*	39,000	245,310
Life Time Fitness, Inc.*	64,850	2,774,283
Multimedia Games Holding Co., Inc.*	78,759	1,643,700
Papa John’s International, Inc.*	23,700	1,465,134
Ruth’s Hospitality Group, Inc.*	103,700	989,298
SHFL Entertainment, Inc.*	109,521	1,814,763
Speedway Motorsports, Inc.	25,200	453,348

		13,926,446

Household Durables 1.8%
American Greetings Corp., Class A (a)	25,200	405,720
Helen of Troy Ltd.*	84,800	3,252,928
KB Home	15,700	341,789
Lifetime Brands, Inc.	17,100	195,111
M.D.C. Holdings, Inc.	22,500	824,625
Ryland Group, Inc. (The)	75,433	3,139,521
TRI Pointe Homes, Inc.*	13,800	278,070

		8,437,764

Information Technology Services 1.4%
CACI International, Inc., Class A*	15,000	868,050
CSG Systems International, Inc.*	29,600	627,224
Forrester Research, Inc.	58,379	1,847,696
ManTech International Corp., Class A (a)	14,605	392,436
NeuStar, Inc., Class A*	40,300	1,875,159
TeleTech Holdings, Inc.*	7,000	148,470
Unisys Corp.*	48,600	1,105,650

		6,864,685

Insurance 4.3%
Alterra Capital Holdings Ltd.	25,200	793,800
American Equity Investment Life Holding Co.	157,800	2,349,642
American Safety Insurance Holdings Ltd.*	11,800	294,528
AMERISAFE, Inc.	41,800	1,485,572
Amtrust Financial Services, Inc. (a)	29,370	1,017,670
Arthur J. Gallagher & Co.	67,100	2,771,901
Aspen Insurance Holdings Ltd.	25,600	987,648
Assured Guaranty Ltd.	42,600	877,986
CNO Financial Group, Inc.	290,300	3,323,935
Crawford & Co., Class B	9,000	68,310
Horace Mann Educators Corp.	3,300	68,805
Maiden Holdings Ltd.	23,600	249,924
Meadowbrook Insurance Group, Inc.	37,000	260,850
National Financial Partners Corp.*	101,000	2,265,430
ProAssurance Corp.	7,200	340,776
Selective Insurance Group, Inc.	24,800	595,448
Stewart Information Services Corp.	15,000	382,050
Symetra Financial Corp.	39,000	522,990
Tower Group International Ltd.	3,702	68,302
Validus Holdings Ltd.	42,400	1,584,488

		20,310,055

Internet & Catalog Retail 0.0%†
1-800-FLOWERS.COM, Inc., Class A*	29,771	147,962

Internet Software & Services 0.3%
Bazaarvoice, Inc.*(a)	10,200	74,664
Demandware, Inc.*(a)	6,400	162,240
Digital River, Inc.*	21,227	300,150
Marin Software, Inc.*	6,100	100,223
United Online, Inc.	114,700	691,641
WebMD Health Corp.*	6,900	167,808
Xoom Corp.*	3,800	86,792

		1,583,518

Leisure Equipment & Products 0.0%†
Johnson Outdoors, Inc., Class A*	1,000	23,840

Life Sciences Tools & Services 0.2%
Cambrex Corp.*	71,800	918,322

Machinery 4.9%
Altra Holdings, Inc.	8,700	236,814
Briggs & Stratton Corp.	98,600	2,445,280
Cascade Corp.	2,400	155,952
Colfax Corp.*	19,600	912,184
Douglas Dynamics, Inc.	83,070	1,148,027
EnPro Industries, Inc.*	47,700	2,440,809
FreightCar America, Inc.	14,200	309,844
Harsco Corp.	93,750	2,322,188
John Bean Technologies Corp.	87,300	1,811,475
Kadant, Inc.*	35,200	880,000
Kennametal, Inc.	29,449	1,149,689
LB Foster Co., Class A	24,100	1,067,389
Mueller Industries, Inc.	59,850	3,189,407
NN, Inc.*	39,400	372,724
Proto Labs, Inc.*	3,700	181,670
Standex International Corp.	6,000	331,320
Wabtec Corp.	15,640	1,597,000
Woodward, Inc.	70,650	2,809,044

		23,360,816

Media 0.9%
Carmike Cinemas, Inc.*	28,200	510,984
Entercom Communications Corp., Class A*(a)	147,200	1,095,168
Journal Communications, Inc., Class A*	95,400	641,088
LIN TV Corp., Class A*	134,900	1,482,551
National CineMedia, Inc.	7,500	118,350
Salem Communications Corp., Class A	13,400	106,262
Sinclair Broadcast Group, Inc., Class A	9,500	192,280

		4,146,683

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value

Metals & Mining 1.4%
Coeur d’Alene Mines Corp.*	61,500	$1,159,890
Globe Specialty Metals, Inc.	70,600	982,752
Haynes International, Inc.	2,648	146,434
Revett Minerals, Inc.*	48,500	110,580
U.S. Silica Holdings, Inc. (a)	30,800	726,264
Worthington Industries, Inc.	122,300	3,788,854

		6,914,774

Multiline Retail 0.3%
Dillard’s, Inc., Class A	13,000	1,021,150
Tuesday Morning Corp.*	67,400	523,024

		1,544,174

Multi-Utilities 0.8%
NorthWestern Corp.	31,200	1,243,632
Vectren Corp.	73,850	2,615,767

		3,859,399

Oil, Gas & Consumable Fuels 2.2%
Berry Petroleum Co., Class A	15,400	712,866
Bonanza Creek Energy, Inc.*	9,500	367,365
Cloud Peak Energy, Inc.*	2,300	43,194
CVR Energy, Inc.	38,700	1,997,694
Energy XXI (Bermuda) Ltd.	28,800	783,936
EPL Oil & Gas, Inc.*	119,100	3,193,071
Green Plains Renewable Energy, Inc.*	89,100	1,019,304
Infinity Bio-Energy Ltd.*(b)	155,500	0
Renewable Energy Group, Inc.*	25,500	196,095
VAALCO Energy, Inc.*	60,700	460,713
W&T Offshore, Inc.	63,500	901,700
Western Refining, Inc.	4,300	152,263
Westmoreland Coal Co.*	9,200	104,512
World Fuel Services Corp.	9,800	389,256

		10,321,969

Paper & Forest Products 0.8%
Boise Cascade Co.*	14,300	485,342
Buckeye Technologies, Inc.	57,600	1,725,120
Domtar Corp.	5,200	403,624
P.H. Glatfelter Co.	13,800	322,644
Resolute Forest Products*(a)	40,600	656,908
Schweitzer-Mauduit International, Inc.	5,500	213,015

		3,806,653

Personal Products 0.6%
Prestige Brands Holdings, Inc.*	96,200	2,471,378
Revlon, Inc., Class A*	12,200	272,792

		2,744,170

Pharmaceuticals 0.6%
Endo Health Solutions, Inc.*	61,154	1,881,097
Impax Laboratories, Inc.*	66,700	1,029,848

		2,910,945

Professional Services 0.8%
GP Strategies Corp.*	13,800	329,268
Kelly Services, Inc., Class A	4,210	78,643
Korn/Ferry International*	8,500	151,810
Navigant Consulting, Inc.*	32,700	429,678
Resources Connection, Inc.	121,400	1,541,780
RPX Corp.*	8,600	121,346
TrueBlue, Inc.*	25,723	543,784
VSE Corp.	18,500	462,315

		3,658,624

Real Estate Investment Trusts (REITs) 9.0%
American Campus Communities, Inc.	37,900	1,718,386
Anworth Mortgage Asset Corp.	410,600	2,599,098
Ashford Hospitality Trust, Inc.	138,800	1,715,568
CapLease, Inc.	126,500	805,805
Capstead Mortgage Corp.	224,100	2,872,962
Cedar Realty Trust, Inc.	139,900	854,789
Chesapeake Lodging Trust	42,600	977,244
Coresite Realty Corp.	56,000	1,958,880
CYS Investments, Inc.	92,700	1,088,298
DCT Industrial Trust, Inc.	178,600	1,321,640
EastGroup Properties, Inc.	3,900	226,980
EPR Properties	13,800	718,290
Extra Space Storage, Inc.	15,400	604,758
FelCor Lodging Trust, Inc.*	114,300	680,085
First Industrial Realty Trust, Inc.	184,600	3,162,198
Getty Realty Corp. (a)	13,000	262,730
Home Properties, Inc.	4,400	279,048
Invesco Mortgage Capital, Inc.	14,200	303,738
Kite Realty Group Trust	51,600	347,784
LaSalle Hotel Properties	9,800	248,724
Lexington Realty Trust	176,183	2,078,959
LTC Properties, Inc.	29,600	1,205,608
MFA Financial, Inc.	132,400	1,233,968
National Retail Properties, Inc.	23,700	857,229
Parkway Properties, Inc.	91,100	1,689,905
Pennsylvania Real Estate Investment Trust	114,750	2,225,003
Potlatch Corp.	48,400	2,219,624
RAIT Financial Trust	197,100	1,570,887
Ramco-Gershenson Properties Trust	26,800	450,240
Redwood Trust, Inc.	169,600	3,931,328
Sun Communities, Inc.	13,800	680,754
Tanger Factory Outlet Centers	47,100	1,704,078
Winthrop Realty Trust	33,500	421,430

		43,016,018

Road & Rail 1.2%
AMERCO	10,600	1,839,524
Con-way, Inc.	43,500	1,531,635
Genesee & Wyoming, Inc., Class A*	17,161	1,597,861
Swift Transportation Co.*	36,200	513,316
Universal Truckload Services, Inc.*	7,500	174,975

		5,657,311

Semiconductors & Semiconductor Equipment 4.1%
Alpha & Omega Semiconductor Ltd.*	8,553	75,951
Amkor Technology, Inc.*(a)	212,100	848,400

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)
	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Cypress Semiconductor Corp.*	153,450	$1,692,553
DSP Group, Inc.*	21,700	175,119
Entegris, Inc.*	56,938	561,409
First Solar, Inc.*(a)	137,700	3,712,392
GT Advanced Technologies, Inc.*(a)	419,600	1,380,484
Integrated Silicon Solution, Inc.*	67,600	619,892
Intermolecular, Inc.*	21,600	220,320
IXYS Corp.	37,200	356,748
LTX-Credence Corp.*	148,300	895,732
M/A-COM Technology Solutions Holdings, Inc.*	5,800	93,206
Mindspeed Technologies, Inc.*	65,335	217,566
MKS Instruments, Inc.	21,700	590,240
Peregrine Semiconductor Corp.*(a)	34,100	333,157
Pericom Semiconductor Corp.*	29,000	197,490
Photronics, Inc.*	48,000	320,640
PMC-Sierra, Inc.*	42,500	288,575
Rudolph Technologies, Inc.*	14,200	167,276
Skyworks Solutions, Inc.*	12,200	268,766
Spansion, Inc., Class A*	61,456	790,939
STR Holdings, Inc.*(a)	51,000	110,670
Supertex, Inc.	53,750	1,193,787
Teradyne, Inc.*	91,200	1,479,264
Ultra Clean Holdings, Inc.*	34,700	225,550
Veeco Instruments, Inc.*	45,250	1,734,432
Volterra Semiconductor Corp.*	69,219	982,910

		19,533,468

Software 1.2%
Actuate Corp.*	277,900	1,667,400
Aspen Technology, Inc.*	22,500	726,525
AVG Technologies NV*(a)	11,912	165,815
Envivio, Inc.*(a)	10,400	17,680
EPIQ Systems, Inc.	15,800	221,674
Guidewire Software, Inc.*	5,200	199,888
Model N, Inc.*(a)	13,500	267,570
Proofpoint, Inc.*	3,300	55,638
Rovi Corp.*	74,150	1,587,552
Silver Spring Networks, Inc.*(a)	4,200	72,786
Telenav, Inc.*	81,300	524,385

		5,506,913

Specialty Retail 3.2%
Brown Shoe Co., Inc.	105,300	1,684,800
Cabela’s, Inc.*	28,700	1,744,386
Conn’s, Inc.*(a)	74,625	2,679,038
Destination Maternity Corp.	13,700	320,580
Express, Inc.*	116,750	2,079,317
hhgregg, Inc.*(a)	66,300	732,615
Jos. A. Bank Clothiers, Inc.*	34,310	1,368,969
OfficeMax, Inc.	217,300	2,522,853
Restoration Hardware Holdings, Inc.*(a)	1,300	45,500
Sonic Automotive, Inc., Class A	96,100	2,129,576

		15,307,634

Textiles, Apparel & Luxury Goods 2.0%
G-III Apparel Group Ltd.*	41,000	1,644,510
Iconix Brand Group, Inc.*	157,700	4,079,699
Jones Group, Inc. (The)	97,400	1,238,928
Perry Ellis International, Inc.	131,850	2,398,351
RG Barry Corp.	9,400	125,866

		9,487,354

Thrifts & Mortgage Finance 3.3%
BankFinancial Corp.	19,500	157,755
Berkshire Hills Bancorp, Inc.	11,000	280,940
BofI Holding, Inc.*	11,000	394,680
Brookline Bancorp, Inc.	210,430	1,923,330
Capitol Federal Financial, Inc.	130,020	1,569,341
First Financial Holdings, Inc.	21,700	454,832
Flushing Financial Corp.	138,090	2,339,245
HomeStreet, Inc.*	44,200	987,428
OceanFirst Financial Corp.	11,800	170,156
Ocwen Financial Corp.*	117,200	4,444,224
Provident Financial Holdings, Inc.	6,700	113,967
Provident Financial Services, Inc.	23,200	354,264
TrustCo Bank Corp.	26,600	148,428
ViewPoint Financial Group, Inc.	102,350	2,058,259
WSFS Financial Corp.	3,300	160,512

		15,557,361

Tobacco 0.1%
Universal Corp. (a)	10,600	594,024

Trading Companies & Distributors 1.1%
Aircastle Ltd.	31,500	430,920
Applied Industrial Technologies, Inc.	43,250	1,946,250
SeaCube Container Leasing Ltd.	56,400	1,294,944
Titan Machinery, Inc.*	65,440	1,815,960

		5,488,074

Water Utilities 0.1%
American States Water Co.	5,200	299,364
Artesian Resources Corp., Class A	5,100	114,597
California Water Service Group	9,000	179,100
Consolidated Water Co., Ltd.	4,700	46,530

		639,591

Wireless Telecommunication Services 0.0%†
USA Mobility, Inc.	4,200	55,734

Total Common Stocks (cost $370,438,066)		467,583,077

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

U.S. Treasury Note 0.1%
	Principal Amount	Market Value
U.S. Treasury Note, 0.25%, 11/30/13 (c)	$690,000	$690,458

Total U.S. Treasury Note (cost $690,221)		690,458

Mutual Fund 2.4%

	Shares	Market Value
Money Market Fund 2.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (d)	11,494,278	11,494,278

Total Mutual Fund (cost $11,494,278)		11,494,278

Repurchase Agreements 4.0%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.18%, dated 03/28/13, due 04/01/13, repurchase price $10,000,150, collateralized U.S. Government Agency Mortgage Securities ranging from 0.17% - 1.38%, maturing 03/27/14 - 03/09/18; total market value $10,200,029. (e)	$10,000,000	10,000,000
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $8,983,372, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 - 02/15/43; total market value $9,162,887. (e)	8,983,222	8,983,222

Total Repurchase Agreements (cost $18,983,222)		18,983,222

Total Investments (cost $401,605,787) (f) — 104.4%		498,751,035
Liabilities in excess of other assets — (4.4%)		(21,011,874)

NET ASSETS — 100.0%		$477,739,161

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $18,544,902.
(b)	Fair Valued Security.
(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(d)	Represents 7-day effective yield as of March 31, 2013.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $18,983,222.
(f)	At March 31, 2013, the tax basis cost of the Fund’s investments was $404,333,074, tax unrealized appreciation and depreciation were $106,428,529 and $(12,010,568), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

At March 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
72	Russell 2000 Mini Future	06/21/13	$6,832,080	$107,546

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,661,774	$—	$—	$10,661,774
Air Freight & Logistics	351,178	—	—	351,178
Airlines	5,822,442	—	—	5,822,442
Auto Components	5,529,741	—	—	5,529,741
Biotechnology	6,787,049	—	—	6,787,049
Building Products	2,435,599	—	—	2,435,599
Capital Markets	8,711,681	—	—	8,711,681
Chemicals	12,629,358	—	—	12,629,358
Commercial Banks	43,976,930	—	—	43,976,930
Commercial Services & Supplies	14,715,834	—	—	14,715,834
Communications Equipment	5,305,970	—	—	5,305,970
Computers & Peripherals	1,106,084	—	—	1,106,084
Construction & Engineering	3,578,881	—	—	3,578,881
Consumer Finance	5,402,180	—	—	5,402,180
Containers & Packaging	5,425,510	—	—	5,425,510
Distributors	97,489	—	—	97,489
Diversified Consumer Services	3,122,660	—	—	3,122,660
Diversified Financial Services	4,599,114	—	—	4,599,114
Diversified Telecommunication Services	3,392,788	—	—	3,392,788
Electric Utilities	16,599,000	—	—	16,599,000
Electrical Equipment	3,507,725	—	—	3,507,725
Electronic Equipment, Instruments & Components	11,704,256	—	—	11,704,256
Energy Equipment & Services	7,829,684	—	—	7,829,684

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$7,226,627	$—	$—	$7,226,627
Food Products	6,456,086	—	—	6,456,086
Gas Utilities	7,243,970	—	—	7,243,970
Health Care Equipment & Supplies	13,483,917	—	—	13,483,917
Health Care Providers & Services	13,261,283	—	—	13,261,283
Health Care Technology	293,986	—	—	293,986
Hotels, Restaurants & Leisure	13,926,446	—	—	13,926,446
Household Durables	8,437,764	—	—	8,437,764
Information Technology Services	6,864,685	—	—	6,864,685
Insurance	20,310,055	—	—	20,310,055
Internet & Catalog Retail	147,962	—	—	147,962
Internet Software & Services	1,583,518	—	—	1,583,518
Leisure Equipment & Products	23,840	—	—	23,840
Life Sciences Tools & Services	918,322	—	—	918,322
Machinery	23,360,816	—	—	23,360,816
Media	4,146,683	—	—	4,146,683
Metals & Mining	6,914,774	—	—	6,914,774
Multiline Retail	1,544,174	—	—	1,544,174
Multi-Utilities	3,859,399	—	—	3,859,399
Oil, Gas & Consumable Fuels	10,321,969	—	—	10,321,969
Paper & Forest Products	3,806,653	—	—	3,806,653
Personal Products	2,744,170	—	—	2,744,170
Pharmaceuticals	2,910,945	—	—	2,910,945
Professional Services	3,658,624	—	—	3,658,624
Real Estate Investment Trusts (REITs)	43,016,018	—	—	43,016,018
Road & Rail	5,657,311	—	—	5,657,311
Semiconductors & Semiconductor Equipment	19,533,468	—	—	19,533,468
Software	5,506,913	—	—	5,506,913
Specialty Retail	15,307,634	—	—	15,307,634
Textiles, Apparel & Luxury Goods	9,487,354	—	—	9,487,354
Thrifts & Mortgage Finance	15,557,361	—	—	15,557,361
Tobacco	594,024	—	—	594,024
Trading Companies & Distributors	5,488,074	—	—	5,488,074
Water Utilities	639,591	—	—	639,591
Wireless Telecommunication Services	55,734	—	—	55,734

Total Common Stocks	$467,583,077	$—	$—	$467,583,077

Futures Contracts	107,546	—	—	107,546
Mutual Fund	11,494,278	—	—	11,494,278
Repurchase Agreements	—	18,983,222	—	18,983,222
U.S. Treasury Note	—	690,458	—	690,458

Total	$479,184,901	$19,673,680	$—	$498,858,581

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

During the period ended March 31, 2013, the Fund held 1 common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2013

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$107,546

Total		$107,546

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 97.7%

	Shares	Market Value

AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
AET & D Holdings No. 1*(a)	106,305	$0

AUSTRIA 0.0%†
Real Estate Management & Development 0.0%†
Immofinanz AG*(a)	103,675	0

BAHAMAS 0.2%
Diversified Consumer Services 0.2%
Steiner Leisure Ltd.*	22,300	1,078,428

BERMUDA 1.5%
Insurance 1.5%
Arch Capital Group Ltd.*	22,800	1,198,596
Maiden Holdings Ltd.	135,400	1,433,886
PartnerRe Ltd.	21,500	2,001,865
Validus Holdings Ltd.	69,517	2,597,850

		7,232,197

CANADA 1.3%
Commercial Services & Supplies 0.1%
Ritchie Bros. Auctioneers, Inc.	27,000	585,900

Energy Equipment & Services 0.2%
Pason Systems, Inc.(a)	46,800	816,357

Food & Staples Retailing 0.0%†
North West Co., Inc. (The)(a)	5,100	116,424

Machinery 0.0%†
AG Growth International, Inc.	1,600	52,720

Metals & Mining 0.2%
Alamos Gold, Inc.	58,700	805,364
Endeavour Silver Corp.*	23,700	147,414

		952,778

Oil, Gas & Consumable Fuels 0.0%†
Painted Pony Petroleum Ltd.*	1,200	11,827

Paper & Forest Products 0.3%
Domtar Corp.	18,900	1,467,018
Stella-Jones, Inc.	500	37,319

		1,504,337

Software 0.5%
Computer Modelling Group Ltd.(a)	45,900	952,926
Constellation Software, Inc.(a)	7,300	899,053

		1,851,979

		5,892,322

CAYMAN ISLANDS 0.1%
Thrifts & Mortgage Finance 0.1%
Home Loan Servicing Solutions Ltd.	30,800	718,564

CHINA 0.0%†
Internet Software & Services 0.0%†
Youku Tudou, Inc.*	2	2

GREECE 0.1%
Transportation Infrastructure 0.1%
Aegean Marine Petroleum Network, Inc.	97,110	651,608

IRELAND 0.9%
Life Sciences Tools & Services 0.8%
ICON PLC*	121,440	3,921,298

Pharmaceuticals 0.1%
Jazz Pharmaceuticals PLC*	11,556	646,096

		4,567,394

ISRAEL 0.3%
Health Care Equipment & Supplies 0.3%
Syneron Medical Ltd.*	132,000	1,349,040

LUXEMBOURG 0.2%
Real Estate Management & Development 0.2%
Altisource Portfolio Solutions SA*	16,000	1,116,000

MONACO 0.3%
Oil, Gas & Consumable Fuels 0.3%
Scorpio Tankers, Inc.*	166,542	1,485,555

NETHERLANDS 0.2%
Information Technology Services 0.2%
InterXion Holding NV*	48,300	1,169,826

PUERTO RICO 1.1%
Commercial Banks 0.8%
Oriental Financial Group, Inc.(b)	166,100	2,576,211
Popular, Inc.*	57,690	1,592,821

		4,169,032

Health Care Providers & Services 0.3%
Triple-S Management Corp., Class B*	87,900	1,531,218

		5,700,250

SWITZERLAND 0.5%
Insurance 0.5%
Allied World Assurance Co. Holdings AG	29,300	2,716,696

UNITED KINGDOM 0.3%
Machinery 0.3%
Edwards Group Ltd., ADR*	159,312	1,282,462

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-Energy Ltd.*(a)	94,500	0

		1,282,462

UNITED STATES 90.7%
Aerospace & Defense 1.2%
B/E Aerospace, Inc.*	20,510	1,236,548
Esterline Technologies Corp.*	20,169	1,526,793
Hexcel Corp.*	43,148	1,251,723
Huntington Ingalls Industries, Inc.	29,559	1,576,382

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Aerospace & Defense (continued)
Innovative Solutions & Support, Inc.	89,572	$441,590

		6,033,036

Air Freight & Logistics 0.3%
Forward Air Corp.	39,100	1,458,039

Airlines 0.1%
SkyWest, Inc.	44,920	720,966

Auto Components 0.4%
Dorman Products, Inc.	8,630	321,122
Gentex Corp.	17,600	352,176
Stoneridge, Inc.*	148,066	1,129,744

		1,803,042

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	7,000	1,117,480

Biotechnology 0.4%
Cepheid, Inc.*	8,852	339,651
Cubist Pharmaceuticals, Inc.*	17,905	838,313
Medivation, Inc.*	12,760	596,785

		1,774,749

Building Products 0.6%
A.O. Smith Corp.	20,810	1,530,992
AAON, Inc.	34,200	943,578
American Woodmark Corp.*	10,400	353,912

		2,828,482

Capital Markets 2.1%
American Capital Ltd.*	88,300	1,288,739
Artisan Partners Asset Management, Inc.*	13,280	523,896
Cowen Group, Inc., Class A*	468,720	1,321,790
Evercore Partners, Inc., Class A	21,990	914,784
Financial Engines, Inc.	6,610	239,414
Hercules Technology Growth Capital, Inc.	117,541	1,439,877
Horizon Technology Finance Corp.	104,442	1,525,898
Medley Capital Corp.	53,871	853,855
New Mountain Finance Corp.	100,226	1,465,304
THL Credit, Inc.	50,813	761,179

		10,334,736

Chemicals 3.6%
ADA-ES, Inc.*	16,351	434,446
American Vanguard Corp.	24,970	762,584
Balchem Corp.	25,500	1,120,470
Cabot Corp.	25,100	858,420
Cytec Industries, Inc.	17,950	1,329,736
H.B. Fuller Co.	25,300	988,724
Hawkins, Inc.	16,400	655,180
Innophos Holdings, Inc.	17,500	954,800
Intrepid Potash, Inc.	26,300	493,388
LSB Industries, Inc.*	45,800	1,592,924
Minerals Technologies, Inc.	35,830	1,487,303
NewMarket Corp.	2,600	676,936
Olin Corp.	51,300	1,293,786
OM Group, Inc.*	45,820	1,075,854
RPM International, Inc.	57,248	1,807,892
Sensient Technologies Corp.	48,300	1,888,047
Stepan Co.	6,800	429,080

		17,849,570

Commercial Banks 5.4%
Bancorp, Inc. (The)*	136,748	1,893,959
Bank of Hawaii Corp.	22,100	1,122,901
Bank of the Ozarks, Inc.	5,100	226,185
Community Bank System, Inc.	7,300	216,299
Eagle Bancorp, Inc.*	50,000	1,094,500
Financial Institutions, Inc.	85,612	1,708,816
First Connecticut Bancorp, Inc.	44,500	655,485
First Financial Bankshares, Inc.	43,650	2,121,389
First Niagara Financial Group, Inc.	184,700	1,636,442
First of Long Island Corp. (The)	33,247	985,774
FNB Corp.	20,800	251,680
Investors Bancorp, Inc.	89,302	1,677,092
Lakeland Financial Corp.	51,800	1,382,542
National Bank Holdings Corp., Class A	52,630	963,129
Pacific Premier Bancorp, Inc.*	121,700	1,600,355
PacWest Bancorp	10,200	296,922
PrivateBancorp, Inc.	43,420	821,072
Signature Bank*	18,292	1,440,678
State Bank Financial Corp.	84,100	1,376,717
Synovus Financial Corp.	498,700	1,381,399
TCF Financial Corp.	69,500	1,039,720
Texas Capital Bancshares, Inc.*	16,906	683,848
Westamerica Bancorporation	8,500	385,305
Western Alliance Bancorp*	147,330	2,039,046

		27,001,255

Commercial Services & Supplies 3.5%
ACCO Brands Corp.*	203,037	1,356,287
Deluxe Corp.	62,900	2,604,060
Ennis, Inc.	76,795	1,157,301
G&K Services, Inc., Class A	24,900	1,133,199
Healthcare Services Group, Inc.	80,670	2,067,572
KAR Auction Services, Inc.	83,110	1,664,693
Mobile Mini, Inc.*	49,220	1,448,545
Performant Financial Corp.*	111,352	1,367,403
Rollins, Inc.	58,775	1,442,926
Steelcase, Inc., Class A	90,165	1,328,130
Team, Inc.*	13,430	551,570
United Stationers, Inc.	36,182	1,398,434

		17,520,120

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Communications Equipment 1.4%
EMCORE Corp.*(b)	229,400	$1,335,108
Extreme Networks*	469,676	1,582,808
NETGEAR, Inc.*	24,900	834,399
Oplink Communications, Inc.*	98,734	1,619,238
Polycom, Inc.*	150,300	1,665,324

		7,036,877

Computers & Peripherals 1.0%
Datalink Corp.*	147,436	1,781,027
Electronics for Imaging, Inc.*	73,400	1,861,424
Stratasys Ltd.*(b)	16,590	1,231,310

		4,873,761

Construction & Engineering 0.9%
EMCOR Group, Inc.	29,800	1,263,222
Great Lakes Dredge & Dock Corp.	167,800	1,129,294
Orion Marine Group, Inc.*	110,600	1,099,364
Primoris Services Corp.	31,400	694,254
UniTek Global Services, Inc.*	62,293	182,518

		4,368,652

Construction Materials 0.5%
Eagle Materials, Inc.	40,350	2,688,521

Consumer Finance 0.7%
Encore Capital Group, Inc.*	58,860	1,771,686
Portfolio Recovery Associates, Inc.*	12,400	1,573,808

		3,345,494

Containers & Packaging 1.3%
AptarGroup, Inc.	32,800	1,881,080
Greif, Inc., Class A	30,000	1,608,600
Rock Tenn Co., Class A	18,000	1,670,220
Silgan Holdings, Inc.	25,200	1,190,700

		6,350,600

Distributors 0.8%
Core-Mark Holding Co., Inc.	31,296	1,605,798
Pool Corp.	27,000	1,296,000
VOXX International Corp.*	94,100	1,007,811

		3,909,609

Diversified Consumer Services 0.1%
Bright Horizons Family Solutions, Inc.*	4,420	149,352
Corinthian Colleges, Inc.*(b)	284,500	597,450

		746,802

Diversified Financial Services 0.2%
PHH Corp.*	56,400	1,238,544

Diversified Telecommunication Services 0.2%
Cogent Communications Group, Inc.	43,944	1,160,122

Electric Utilities 1.7%
IDACORP, Inc.	26,800	1,293,636
NV Energy, Inc.	127,800	2,559,834
Portland General Electric Co.	47,600	1,443,708
UIL Holdings Corp.	32,287	1,278,242
UNS Energy Corp.	37,314	1,826,147

		8,401,567

Electrical Equipment 0.5%
Franklin Electric Co., Inc.	400	13,428
Generac Holdings, Inc.	18,450	652,023
General Cable Corp.*	40,400	1,479,852
Thermon Group Holdings, Inc.*	20,200	448,642

		2,593,945

Electronic Equipment, Instruments & Components 1.3%
Badger Meter, Inc.	23,300	1,247,016
Electro Scientific Industries, Inc.	133,423	1,474,324
FEI Co.	19,000	1,226,450
IPG Photonics Corp.(b)	21,943	1,457,235
Littelfuse, Inc.	2,200	149,270
OSI Systems, Inc.*	12,166	757,820

		6,312,115

Energy Equipment & Services 2.7%
Atwood Oceanics, Inc.*	23,697	1,245,040
CARBO Ceramics, Inc.	10,650	969,896
Dril-Quip, Inc.*	17,230	1,501,938
Forum Energy Technologies, Inc.*	35,430	1,018,967
Helix Energy Solutions Group, Inc.*	27,790	635,835
Key Energy Services, Inc.*	130,500	1,054,440
Lufkin Industries, Inc.	12,200	809,958
Matrix Service Co.*	84,400	1,257,560
Natural Gas Services Group, Inc.*	73,800	1,421,388
Oceaneering International, Inc.	19,800	1,314,918
Pioneer Energy Services Corp.*	133,448	1,100,946
Tidewater, Inc.	25,465	1,285,983

		13,616,869

Food & Staples Retailing 1.1%
Harris Teeter Supermarkets, Inc.	63,698	2,720,542
Spartan Stores, Inc.	86,771	1,522,831
Susser Holdings Corp.*	27,290	1,394,792

		5,638,165

Food Products 1.8%
Annie’s, Inc.*(b)	14,830	567,396
Boulder Brands, Inc.*	67,500	606,150
Chiquita Brands International, Inc.*	170,292	1,321,466
Darling International, Inc.*	30,800	553,168
Flowers Foods, Inc.	26,750	881,145
J&J Snack Foods Corp.	13,883	1,067,464
Lancaster Colony Corp.	21,900	1,686,300
Post Holdings, Inc.*	31,800	1,365,174
Sanderson Farms, Inc.	20,000	1,092,400

		9,140,663

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Gas Utilities 1.0%
Chesapeake Utilities Corp.	12,200	$598,410
New Jersey Resources Corp.	10,750	482,138
Northwest Natural Gas Co.	4,700	205,954
Piedmont Natural Gas Co., Inc.	7,100	233,448
South Jersey Industries, Inc.	17,000	945,030
Southwest Gas Corp.	53,947	2,560,324

		5,025,304

Health Care Equipment & Supplies 3.6%
Abaxis, Inc.	37,860	1,791,535
Cooper Cos., Inc. (The)	22,900	2,470,452
Cutera, Inc.*	87,534	1,137,942
Endologix, Inc.*	60,105	970,696
Haemonetics Corp.*	48,300	2,012,178
IDEXX Laboratories, Inc.*	3,804	351,452
Insulet Corp.*	39,880	1,031,297
Meridian Bioscience, Inc.	66,300	1,512,966
Sirona Dental Systems, Inc.*	45,922	3,385,828
Spectranetics Corp.*	8,050	149,167
Thoratec Corp.*	13,520	507,000
West Pharmaceutical Services, Inc.	39,500	2,565,130

		17,885,643

Health Care Providers & Services 3.8%
Acadia Healthcare Co., Inc.*	23,610	693,898
Addus HomeCare Corp.*	97,750	1,289,323
Air Methods Corp.	38,290	1,847,110
Amsurg Corp.*	18,334	616,756
Capital Senior Living Corp.*	34,670	916,328
Centene Corp.*	36,200	1,594,248
Ensign Group, Inc. (The)	61,900	2,067,460
Landauer, Inc.	4,000	225,520
MWI Veterinary Supply, Inc.*	33,570	4,439,967
Owens & Minor, Inc.	7,600	247,456
PharMerica Corp.*	125,900	1,762,600
Providence Service Corp. (The)*	70,100	1,296,149
Team Health Holdings, Inc.*	54,570	1,985,257

		18,982,072

Health Care Technology 0.5%
MedAssets, Inc.*	74,400	1,432,200
Medidata Solutions, Inc.*	5,550	321,789
Vocera Communications, Inc.*	42,130	968,990

		2,722,979

Hotels, Restaurants & Leisure 1.3%
Bally Technologies, Inc.*	24,300	1,262,871
Brinker International, Inc.	26,500	997,725
Buffalo Wild Wings, Inc.*	9,100	796,523
Cheesecake Factory, Inc. (The)	15,300	590,733
Marriott Vacations Worldwide Corp.*	31,614	1,356,557
Morgans Hotel Group Co.*	7,475	44,252
Panera Bread Co., Class A*	9,470	1,564,823
Papa John’s International, Inc.*	700	43,274

		6,656,758

Household Durables 1.7%
Ethan Allen Interiors, Inc.	9,370	308,460
La-Z-Boy, Inc.	92,920	1,753,400
M/I Homes, Inc.*	71,925	1,758,567
Newell Rubbermaid, Inc.	53,264	1,390,190
Ryland Group, Inc. (The)(b)	29,710	1,236,530
Standard Pacific Corp.*(b)	194,390	1,679,530
TRI Pointe Homes, Inc.*	21,950	442,293

		8,568,970

Household Products 0.2%
Church & Dwight Co., Inc.	19,400	1,253,822

Industrial Conglomerates 0.3%
Raven Industries, Inc.	37,474	1,259,501

Information Technology Services 1.2%
BancTec, Inc.*(c)	36,134	58,898
CIBER, Inc.*	280,297	1,317,396
Convergys Corp.	82,700	1,408,381
Jack Henry & Associates, Inc.	10,300	475,963
MAXIMUS, Inc.	16,870	1,349,094
Sapient Corp.*	51,700	630,223
Syntel, Inc.	13,300	898,016

		6,137,971

Insurance 2.5%
American Financial Group, Inc.	36,914	1,748,985
Amtrust Financial Services, Inc.(b)	21,560	747,054
Employers Holdings, Inc.	48,049	1,126,749
Health Insurance Innovations, Inc., Class A*	102,073	1,540,282
Infinity Property & Casualty Corp.	19,500	1,095,900
ProAssurance Corp.	38,862	1,839,338
Reinsurance Group of America, Inc.	28,734	1,714,558
RLI Corp.	18,700	1,343,595
Safety Insurance Group, Inc.	26,200	1,287,730

		12,444,191

Internet & Catalog Retail 0.3%
HomeAway, Inc.*	13,780	447,850
HSN, Inc.	15,170	832,226

		1,280,076

Internet Software & Services 1.8%
Cornerstone OnDemand, Inc.*	69,895	2,383,420
CoStar Group, Inc.*	12,310	1,347,453
EarthLink, Inc.	254,700	1,380,474
Marin Software, Inc.*	13,080	214,904
Perficient, Inc.*	107,900	1,258,114

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Internet Software & Services (continued)
Web.com Group, Inc.*	154,739	$2,642,942

		9,227,307

Leisure Equipment & Products 0.6%
Brunswick Corp.	47,500	1,625,450
Polaris Industries, Inc.	14,000	1,294,860

		2,920,310

Life Sciences Tools & Services 0.2%
PAREXEL International Corp.*	30,000	1,185,300

Machinery 4.9%
Chart Industries, Inc.*	15,232	1,218,712
CLARCOR, Inc.	44,200	2,315,196
Columbus McKinnon Corp.*	62,000	1,193,500
Douglas Dynamics, Inc.	29,100	402,162
Gorman-Rupp Co. (The)	19,800	594,990
Graco, Inc.	27,000	1,566,810
Hyster-Yale Materials Handling, Inc.	18,900	1,079,001
Hyster-Yale Materials Handling, Inc., Class B*(a)	10,900	622,281
Lincoln Electric Holdings, Inc.	5,800	314,244
Lindsay Corp.	15,240	1,343,863
Manitowoc Co., Inc. (The)	111,690	2,296,346
Middleby Corp.*	11,960	1,819,714
Navistar International Corp.*(b)	21,300	736,341
Nordson Corp.	18,282	1,205,698
Proto Labs, Inc.*	6,500	319,150
Tennant Co.	11,355	551,399
Toro Co. (The)	21,222	977,061
Trimas Corp.*	35,600	1,155,932
Valmont Industries, Inc.	9,500	1,494,065
Wabtec Corp.	34,578	3,530,759

		24,737,224

Media 0.5%
Belo Corp., Class A	109,800	1,079,334
Lions Gate Entertainment Corp.*	19,150	455,196
MDC Partners, Inc., Class A	67,100	1,085,007

		2,619,537

Metals & Mining 0.9%
Compass Minerals International, Inc.	24,000	1,893,600
Horsehead Holding Corp.*	98,800	1,074,944
Materion Corp.	45,826	1,306,041

		4,274,585

Multi-Utilities 0.5%
Avista Corp.	34,847	954,808
CMS Energy Corp.	47,800	1,335,532
NorthWestern Corp.	6,000	239,160

		2,529,500

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	23,647	1,114,483

Oil, Gas & Consumable Fuels 3.5%
Approach Resources, Inc.*	14,590	359,060
Bonanza Creek Energy, Inc.*	18,060	698,380
Energen Corp.	38,798	2,017,884
EPL Oil & Gas, Inc.*	49,300	1,321,733
EXCO Resources, Inc.	119,700	853,461
Gulfport Energy Corp.*	54,800	2,511,484
Kodiak Oil & Gas Corp.*	274,300	2,493,387
Midstates Petroleum Co., Inc.*	127,100	1,086,705
Oasis Petroleum, Inc.*	80,660	3,070,727
Rex Energy Corp.*	54,190	893,051
SM Energy Co.	19,915	1,179,366
Swift Energy Co.*	83,100	1,230,711

		17,715,949

Paper & Forest Products 0.2%
Boise Cascade Co.*	5,360	181,918
Louisiana-Pacific Corp.*	40,920	883,872

		1,065,790

Pharmaceuticals 0.5%
Akorn, Inc.*	46,830	647,659
Medicines Co. (The)*	51,171	1,710,135

		2,357,794

Professional Services 1.2%
Advisory Board Co. (The)*	28,368	1,489,887
Exponent, Inc.	30,800	1,661,352
Kforce, Inc.	83,300	1,363,621
On Assignment, Inc.*	62,860	1,590,987

		6,105,847

Real Estate Investment Trusts (REITs) 4.5%
American Assets Trust, Inc.	43,472	1,391,539
Campus Crest Communities, Inc.	116,705	1,622,200
Colony Financial, Inc.	85,757	1,903,805
Coresite Realty Corp.	27,800	972,444
Education Realty Trust, Inc.	106,943	1,126,110
EPR Properties	29,200	1,519,860
Healthcare Trust of America, Inc., Class A	86,600	1,017,550
iStar Financial, Inc.*	139,800	1,522,422
MFA Financial, Inc.	161,217	1,502,542
National Health Investors, Inc.	16,400	1,073,380
One Liberty Properties, Inc.	55,870	1,213,496
Piedmont Office Realty Trust, Inc., Class A	53,500	1,048,065
RAIT Financial Trust	176,200	1,404,314
Ryman Hospitality Properties, Inc.(b)	20,137	921,268
Silver Bay Realty Trust Corp.	7,139	147,784
Summit Hotel Properties, Inc.	242,512	2,539,100
Two Harbors Investment Corp.	145,700	1,837,277

		22,763,156

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Real Estate Management & Development 0.3%
Altisource Asset Management Corp.*	1,360	$183,600
Forestar Group, Inc.*	33,769	738,190
Howard Hughes Corp. (The)*	8,100	678,861

		1,600,651

Road & Rail 1.4%
Genesee & Wyoming, Inc., Class A*	22,710	2,114,529
Quality Distribution, Inc.*	156,700	1,317,847
Roadrunner Transportation Systems, Inc.*	50,400	1,159,200
Ryder System, Inc.	18,300	1,093,425
Saia, Inc.*	34,073	1,232,420

		6,917,421

Semiconductors & Semiconductor Equipment 3.3%
Ambarella, Inc.*	108,413	1,697,748
Cavium, Inc.*	36,080	1,400,265
Entropic Communications, Inc.*(b)	310,100	1,262,107
Hittite Microwave Corp.*	24,000	1,453,440
Integrated Silicon Solution, Inc.*	178,200	1,634,094
Monolithic Power Systems, Inc.	64,100	1,562,117
Photronics, Inc.*	259,400	1,732,792
Power Integrations, Inc.	18,000	781,380
RF Micro Devices, Inc.*	345,900	1,840,187
Semtech Corp.*	18,210	644,452
Silicon Image, Inc.*	338,000	1,642,680
Teradyne, Inc.*	35,250	571,755
Volterra Semiconductor Corp.*	7,300	103,660

		16,326,677

Software 5.1%
Actuate Corp.*	225,000	1,350,000
Aspen Technology, Inc.*	71,860	2,320,359
Blackbaud, Inc.	13,600	402,968
CommVault Systems, Inc.*	31,819	2,608,522
FactSet Research Systems, Inc.	6,800	629,680
Guidewire Software, Inc.*	49,280	1,894,323
Imperva, Inc.*	35,426	1,363,901
Infoblox, Inc.*	39,410	855,197
Interactive Intelligence Group, Inc.*	16,240	720,244
Manhattan Associates, Inc.*	10,100	750,329
Mentor Graphics Corp.	99,000	1,786,950
MICROS Systems, Inc.*	26,940	1,226,039
Monotype Imaging Holdings, Inc.	5,700	135,375
NetSuite, Inc.*	25,674	2,055,460
QLIK Technologies, Inc.*	30,800	795,564
ServiceNow, Inc.*	21,560	780,472
Solera Holdings, Inc.	27,600	1,609,908
Sourcefire, Inc.*	6,993	414,195
Splunk, Inc.*	23,850	954,716
Tyler Technologies, Inc.*	9,800	600,348
Ultimate Software Group, Inc.*	20,770	2,163,403

		25,417,953

Specialty Retail 4.6%
Aaron’s, Inc.	56,150	1,610,382
Asbury Automotive Group, Inc.*	44,200	1,621,698
Conn’s, Inc.*	35,620	1,278,758
Express, Inc.*	67,600	1,203,956
Five Below, Inc.*(b)	14,710	557,362
Francesca’s Holdings Corp.*(b)	23,750	680,675
Hibbett Sports, Inc.*	29,700	1,671,219
Lithia Motors, Inc., Class A	66,700	3,166,917
Lumber Liquidators Holdings, Inc.*	17,750	1,246,405
Pep Boys-Manny, Moe & Jack (The)*	118,400	1,395,936
Pier 1 Imports, Inc.	57,130	1,313,990
Restoration Hardware Holdings, Inc.*(b)	3,570	124,950
Sally Beauty Holdings, Inc.*	64,000	1,880,320
Sonic Automotive, Inc., Class A	82,200	1,821,552
Stage Stores, Inc.	61,697	1,596,718
Tractor Supply Co.	9,900	1,030,887
Vitamin Shoppe, Inc.*	18,225	890,291

		23,092,016

Textiles, Apparel & Luxury Goods 1.2%
G-III Apparel Group Ltd.*	32,800	1,315,608
PVH Corp.	6,569	701,635
Skechers U.S.A., Inc., Class A*	46,400	981,360
Steven Madden Ltd.*	36,700	1,583,238
Under Armour, Inc., Class A*	18,270	935,424
Wolverine World Wide, Inc.	13,900	616,743

		6,134,008

Thrifts & Mortgage Finance 3.0%
Berkshire Hills Bancorp, Inc.	55,600	1,420,024
BofI Holding, Inc.*	46,263	1,659,916
Brookline Bancorp, Inc.	194,200	1,774,988
Dime Community Bancshares, Inc.	30,550	438,698
EverBank Financial Corp.	70,620	1,087,548
Flushing Financial Corp.	71,100	1,204,434
Ocwen Financial Corp.*	27,400	1,039,008
Provident New York Bancorp	140,900	1,277,963
Rockville Financial, Inc.	114,100	1,478,736
United Financial Bancorp, Inc.	85,464	1,299,053
ViewPoint Financial Group, Inc.	53,000	1,065,830
Walker & Dunlop, Inc.*	58,803	1,056,690
Westfield Financial, Inc.	51,300	399,114

		15,202,002

Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	28,000	1,260,000
Beacon Roofing Supply, Inc.*	50,271	1,943,477

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Trading Companies & Distributors (continued)
DXP Enterprises, Inc.*	20,079	$1,499,901
H&E Equipment Services, Inc.	75,110	1,532,244
MRC Global, Inc.*	24,175	796,083
United Rentals, Inc.*	30,330	1,667,240
Watsco, Inc.	5,000	420,900

		9,119,845

Water Utilities 0.1%
American States Water Co.	5,216	300,285

		454,808,708

Total Common Stocks (cost $399,707,159)		489,769,052

Preferred Stocks 0.0%†

	Shares	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Series M-1*(a)	19,276	74,598
Glam Media, Inc., Escrow ADR, Series M-1*(a)	2,754	6,940

		81,538

Total Preferred Stocks (cost $109,333)		81,538

Corporate Bonds 0.0%†

	Principal Amount	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Subordinated Note, 9.00%, 12/02/13(a)	$42,256	42,256
Glam Media, Inc., Subordinated Note Escrow, 9.00%, 12/02/13(a)	6,037	1,545

Total Corporate Bonds (cost $47,521)		43,801

Mutual Fund 2.0%

	Shares	Market Value
Money Market Fund 2.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14%(d)	10,279,120	$10,279,120

Total Mutual Fund (cost $10,279,120)		10,279,120

Repurchase Agreements 2.2%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $6,161,620, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 — 02/15/43; total market value $6,284,748.(e)	$6,161,518	6,161,518
BNP Paribas Securities Corp., 0.18%, dated 03/28/13, due 04/01/13, repurchase price $5,000,075, collateralized by U.S. Government Agency Securities, ranging from 0.17% — 1.38%, maturing 03/27/14 — 03/09/18; total market value $5,100,015.(e)	5,000,000	5,000,000

Total Repurchase Agreements (cost $11,161,518)		11,161,518

Total Investments (cost $421,304,651) (f) — 101.9%		511,335,029
Liabilities in excess of other assets — (1.9)%		(9,339,758)

NET ASSETS — 100.0%		$501,995,271

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $10,885,468.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2013 was $58,898 which represents 0.01% of net assets.
(d)	Represents 7-day effective yield as of March 31, 2013.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $11,161,518.
(f)	At March 31, 2013, the tax basis cost of the Fund’s investments was $424,015,750, tax unrealized appreciation and depreciation were $98,777,638 and $(11,458,359), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$6,033,036	$—	$—	$6,033,036
Air Freight & Logistics	1,458,039	—	—	1,458,039
Airlines	720,966	—	—	720,966
Auto Components	1,803,042	—	—	1,803,042
Beverages	1,117,480	—	—	1,117,480
Biotechnology	1,774,749	—	—	1,774,749
Building Products	2,828,482	—	—	2,828,482
Capital Markets	10,334,736	—	—	10,334,736
Chemicals	17,849,570	—	—	17,849,570
Commercial Banks	31,170,287	—	—	31,170,287
Commercial Services & Supplies	18,106,020	—	—	18,106,020
Communications Equipment	7,036,877	—	—	7,036,877
Computers & Peripherals	4,873,761	—	—	4,873,761
Construction & Engineering	4,368,652	—	—	4,368,652
Construction Materials	2,688,521	—	—	2,688,521
Consumer Finance	3,345,494	—	—	3,345,494
Containers & Packaging	6,350,600	—	—	6,350,600
Distributors	3,909,609	—	—	3,909,609
Diversified Consumer Services	1,825,230	—	—	1,825,230
Diversified Financial Services	1,238,544	—	—	1,238,544
Diversified Telecommunication Services	1,160,122	—	—	1,160,122

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$8,401,567	$—	$—	$8,401,567
Electrical Equipment	2,593,945	—	—	2,593,945
Electronic Equipment, Instruments & Components	6,312,115	—	—	6,312,115
Energy Equipment & Services	13,616,869	816,357	—	14,433,226
Food & Staples Retailing	5,638,165	116,424	—	5,754,589
Food Products	9,140,663	—	—	9,140,663
Gas Utilities	5,025,304	—	—	5,025,304
Health Care Equipment & Supplies	19,234,683	—	—	19,234,683
Health Care Providers & Services	20,513,290	—	—	20,513,290
Health Care Technology	2,722,979	—	—	2,722,979
Hotels, Restaurants & Leisure	6,656,758	—	—	6,656,758
Household Durables	8,568,970	—	—	8,568,970
Household Products	1,253,822	—	—	1,253,822
Industrial Conglomerates	1,259,501	—	—	1,259,501
Information Technology Services	7,248,899	58,898	—	7,307,797
Insurance	22,393,084	—	—	22,393,084
Internet & Catalog Retail	1,280,076	—	—	1,280,076
Internet Software & Services	9,227,307	2	—	9,227,309
Leisure Equipment & Products	2,920,310	—	—	2,920,310
Life Sciences Tools & Services	5,106,598	—	—	5,106,598
Machinery	25,450,125	622,281	—	26,072,406
Media	2,619,537	—	—	2,619,537
Metals & Mining	5,227,363	—	—	5,227,363
Multi-Utilities	2,529,500	—	—	2,529,500
Office Electronics	1,114,483	—	—	1,114,483
Oil, Gas & Consumable Fuels	19,213,331	—	—	19,213,331
Paper & Forest Products	2,570,127	—	—	2,570,127
Pharmaceuticals	3,003,890	—	—	3,003,890
Professional Services	6,105,847	—	—	6,105,847
Real Estate Investment Trusts (REITs)	22,763,156	—	—	22,763,156
Real Estate Management & Development	2,716,651	—	—	2,716,651
Road & Rail	6,917,421	—	—	6,917,421
Semiconductors & Semiconductor Equipment	16,326,677	—	—	16,326,677
Software	25,417,953	1,851,979	—	27,269,932
Specialty Retail	23,092,016	—	—	23,092,016
Textiles, Apparel & Luxury Goods	6,134,008	—	—	6,134,008
Thrifts & Mortgage Finance	15,920,566	—	—	15,920,566
Trading Companies & Distributors	9,119,845	—	—	9,119,845
Transportation Infrastructure	651,608	—	—	651,608
Water Utilities	300,285	—	—	300,285

Total Common Stocks	$486,303,111	$3,465,941	$—	$489,769,052

Corporate Bonds	—	—	43,801	43,801
Mutual Fund	10,279,120	—	—	10,279,120
Preferred Stocks	—	—	81,538	81,538
Repurchase Agreements	—	11,161,518	—	11,161,518

Total	$496,582,231	$14,627,459	$125,339	$511,335,029

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The following is a reconciliation of Assets for which Level 3 inputs were used in determining fair value.

	Common Stocks	Preferred Stocks	Corporate Bonds	Total
Balance as of 12/31/12	$—	$81,538	$43,801	$125,339
Accrued Accretion/(Amortization)	—	—	283	283
Realized Gain/(Loss)	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	(283)	(283)
Purchases*	—	—	—	—
Sales	—	—	—	—
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—

Balance as of 03/31/13	$—	$81,538	$43,801	$125,339

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Multi-Manager Small Company Fund

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Nationwide Fund

Common Stocks 98.8%

	Shares	Market Value
Aerospace & Defense 3.6%
Bombardier, Inc., Class B	1,055,800	$4,188,486
United Technologies Corp.	226,700	21,180,581

		25,369,067

Auto Components 0.8%
BorgWarner, Inc.*	72,600	5,614,884

Beverages 2.7%
PepsiCo, Inc.	247,065	19,545,312

Biotechnology 0.6%
Gilead Sciences, Inc.*	88,000	4,305,840

Capital Markets 2.9%
Charles Schwab Corp. (The)	661,450	11,701,050
Morgan Stanley	408,665	8,982,457

		20,683,507

Chemicals 3.1%
Air Products & Chemicals, Inc.	46,200	4,024,944
Monsanto Co.	37,000	3,908,310
Potash Corp. of Saskatchewan, Inc.	154,700	6,071,975
Praxair, Inc.	71,900	8,019,726

		22,024,955

Commercial Banks 4.0%
PNC Financial Services Group, Inc.	131,685	8,757,053
Royal Bank of Canada	79,800	4,807,560
Wells Fargo & Co.	403,955	14,942,295

		28,506,908

Communications Equipment 3.8%
Cisco Systems, Inc.	681,876	14,258,027
Juniper Networks, Inc.*	164,635	3,052,333
QUALCOMM, Inc.	143,700	9,620,715

		26,931,075

Computers & Peripherals 1.7%
Apple, Inc.	8,496	3,760,584
EMC Corp.*	334,400	7,988,816

		11,749,400

Diversified Financial Services 5.3%
Citigroup, Inc.	262,375	11,607,470
IntercontinentalExchange, Inc.*(a)	41,300	6,734,791
JPMorgan Chase & Co.	408,722	19,397,946

		37,740,207

Diversified Telecommunication Services 1.0%
TELUS Corp., Non-Voting Shares	28,154	1,945,723
TELUS Corp.	79,517	5,491,867

		7,437,590

Electrical Equipment 0.7%
Emerson Electric Co.	95,400	5,329,998

Energy Equipment & Services 1.6%
National Oilwell Varco, Inc.	91,100	6,445,325
Schlumberger Ltd.	61,700	4,620,713

		11,066,038

Food & Staples Retailing 3.0%
Costco Wholesale Corp.	38,700	4,106,457
CVS Caremark Corp.	168,720	9,277,913
Sysco Corp.	231,635	8,146,603

		21,530,973

Food Products 4.8%
ConAgra Foods, Inc.	218,455	7,822,874
General Mills, Inc.	173,520	8,556,271
Kellogg Co.	109,400	7,048,642
Kraft Foods Group, Inc.	203,866	10,505,215

		33,933,002

Health Care Equipment & Supplies 5.4%
Abbott Laboratories	157,205	5,552,480
Baxter International, Inc.	202,295	14,694,709
Boston Scientific Corp.*	626,540	4,893,277
Medtronic, Inc.	282,810	13,280,758

		38,421,224

Health Care Providers & Services 2.7%
Aetna, Inc.	99,561	5,089,558
Express Scripts Holding Co.*	48,705	2,807,843
Quest Diagnostics, Inc.	202,835	11,450,036

		19,347,437

Hotels, Restaurants & Leisure 1.8%
McDonald’s Corp.	74,015	7,378,555
Starwood Hotels & Resorts Worldwide, Inc.	82,000	5,225,860

		12,604,415

Household Products 4.2%
Kimberly-Clark Corp.	97,050	9,508,959
Procter & Gamble Co. (The)	259,970	20,033,288

		29,542,247

Industrial Conglomerates 1.2%
3M Co.	77,445	8,233,178

Information Technology Services 3.5%
Alliance Data Systems Corp.*	31,200	5,050,968
Cognizant Technology Solutions Corp., Class A*	64,400	4,933,684

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Nationwide Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (continued)
International Business Machines Corp.	37,865	$8,076,605
Visa, Inc., Class A	42,000	7,133,280

		25,194,537

Insurance 7.3%
Aflac, Inc.	139,200	7,241,184
American International Group, Inc.*	299,405	11,622,902
Chubb Corp. (The)	66,005	5,777,418
Hartford Financial Services Group, Inc.	463,310	11,953,398
Progressive Corp. (The)	304,840	7,703,307
Prudential Financial, Inc.	131,475	7,755,710

		52,053,919

Machinery 3.8%
Deere & Co.	64,729	5,565,399
Dover Corp.	111,700	8,140,696
Illinois Tool Works, Inc.	99,525	6,065,054
Parker Hannifin Corp.	81,390	7,453,696

		27,224,845

Media 3.0%
Comcast Corp., Class A	320,865	13,479,539
Walt Disney Co. (The)	144,115	8,185,732

		21,665,271

Multiline Retail 1.0%
Target Corp.	100,100	6,851,845

Oil, Gas & Consumable Fuels 8.1%
Apache Corp.	136,725	10,549,701
Chevron Corp.	68,600	8,151,052
Devon Energy Corp.	155,055	8,748,203
EOG Resources, Inc.	101,915	13,052,254
Exxon Mobil Corp.	64,500	5,812,095
Occidental Petroleum Corp.	146,285	11,464,356

		57,777,661

Pharmaceuticals 5.7%
Johnson & Johnson	160,140	13,056,214
Merck & Co., Inc.	159,190	7,040,974
Pfizer, Inc.	711,605	20,536,920

		40,634,108

Road & Rail 1.0%
Canadian National Railway Co.	68,000	6,820,400

Semiconductors & Semiconductor Equipment 0.6%
Linear Technology Corp.	104,920	4,025,780

Software 3.1%
Microsoft Corp.	304,630	8,715,464
Oracle Corp.	280,000	9,055,200
Solera Holdings, Inc.	72,564	4,232,658

		22,003,322

Specialty Retail 3.1%
Staples, Inc.	449,672	6,039,095
TJX Cos., Inc.	338,910	15,844,042

		21,883,137

Textiles, Apparel & Luxury Goods 2.0%
NIKE, Inc., Class B	110,700	6,532,407
VF Corp.	44,770	7,510,168

		14,042,575

Tobacco 1.7%
Philip Morris International, Inc.	129,605	12,015,680

Total Common Stocks (cost $562,509,491)		702,110,337

Mutual Fund 1.3%

	Shares	Market Value
Money Market Fund 1.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (b)	9,583,817	9,583,817

Total Mutual Fund (cost $9,583,817)		9,583,817

Repurchase Agreement 0.8%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $6,007,374, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 - 02/15/43; total market value $6,127,419. (c)	$6,007,274	$6,007,274

Total Repurchase Agreement (cost $6,007,274)		6,007,274

Total Investments (cost $578,100,582) (d) — 100.9%		717,701,428
Liabilities in excess of other assets — (0.9%)		(6,355,357)

NET ASSETS — 100.0%		$711,346,071

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $6,000,650.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $6,007,274.
(d)	At March 31, 2013, the tax basis cost of the Fund’s investments was $583,765,083, tax unrealized appreciation and depreciation were $141,791,778 and $(7,855,433), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Nationwide Fund

LLC	Limited Liability Company
Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$702,110,337	$—	$—	$702,110,337
Mutual Funds	9,583,817	—	—	9,583,817
Repurchase Agreement	—	6,007,274	—	6,007,274

Total	$711,694,154	$6,007,274	$—	$717,701,428

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.0%

	Shares	Market Value
Health Care Providers & Services 0.5%
Assisted Living Concepts, Inc., Class A	128,466	$1,527,461

Hotels, Restaurants & Leisure 1.9%
Starwood Hotels & Resorts Worldwide, Inc.	90,506	5,767,947

Real Estate Investment Trusts (REITs) 93.8%
Acadia Realty Trust	42,979	1,193,527
Alexandria Real Estate Equities, Inc.	20,570	1,460,059
Apartment Investment & Management Co., Class A	16,828	515,947
Ashford Hospitality Trust, Inc.	84,650	1,046,274
AvalonBay Communities, Inc.	128,604	16,290,269
Boston Properties, Inc.	135,056	13,648,759
BRCP REIT I, LLC*(a)(b)	1,255,145	267,346
BRCP REIT II, LLC*(a)(b)	3,066,644	1,205,191
Cabot Industrial Value Fund LP*(a)(b)	5,040	1,411,645
Camden Property Trust	106,865	7,339,488
Cousins Properties, Inc.	222,473	2,378,236
DCT Industrial Trust, Inc.	553,991	4,099,533
Digital Realty Trust, Inc.	43,256	2,894,259
Duke Realty Corp.	174,640	2,965,387
Equity Lifestyle Properties, Inc.	82,012	6,298,522
Equity Residential	504,602	27,783,386
Essex Property Trust, Inc.	10,080	1,517,846
Federal Realty Investment Trust	31,986	3,455,767
General Growth Properties, Inc.	540,044	10,736,075
HCP, Inc.	374,775	18,686,282
Health Care REIT, Inc.	21,846	1,483,562
Healthcare Realty Trust, Inc.	137,758	3,910,950
Host Hotels & Resorts, Inc.	1,209,558	21,155,169
Hudson Pacific Properties, Inc.	138,590	3,014,333
Keystone Industrial Fund LP*(a)(b)	2,726,733	2,102,311
Lexington Realty Trust	19,790	233,522
Macerich Co. (The)	88,531	5,699,626
Mack-Cali Realty Corp.	205,472	5,878,554
Prologis, Inc.	139,681	5,584,446
PS Business Parks, Inc.	20,237	1,597,104
Public Storage	94,593	14,408,406
Regency Centers Corp.	226,180	11,967,184
Retail Opportunity Investments Corp.	65,931	923,693
Senior Housing Properties Trust	203,534	5,460,817
Simon Property Group, Inc.	282,634	44,814,447
Sovran Self Storage, Inc.	20,293	1,308,696
Terreno Realty Corp.	14,840	266,823
Ventas, Inc.	81,520	5,967,264
Vornado Realty Trust	231,919	19,397,705
Winthrop Realty Trust	91,311	1,148,692

		281,517,102

Real Estate Management & Development 2.8%
Brookfield Office Properties, Inc.	35,202	604,418
Forest City Enterprises, Inc., Class A*	430,255	7,645,632

		8,250,050

Total Common Stocks (cost $203,996,576)		297,062,560

Mutual Fund 0.8%
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (c)	2,398,327	2,398,327

Total Mutual Fund (cost $2,398,327)		2,398,327

Total Investments (cost $206,394,903) (d) — 99.8%		299,460,887
Other assets in excess of liabilities — 0.2%		619,530

NET ASSETS — 100.0%		$300,080,417

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Security considered illiquid and restricted. The total value of such securities as of March 31, 2013 was $4,986,493 and represented 1.66% of Net Assets.
(c)	Represents 7-day effective yield as of March 31, 2013.
(d)	At March 31, 2013, the tax basis cost of the Fund’s investments was $207,377,211, tax unrealized appreciation and depreciation were $94,483,082 and $(2,399,406), respectively.

LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Real Estate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Health Care Providers & Services	$1,527,461	$—	$—	$1,527,461
Hotels, Restaurants & Leisure	5,767,947	—	—	5,767,947
Real Estate Investment Trusts (REITs)	276,530,609	—	4,986,493	281,517,102
Real Estate Management & Development	8,250,050	—	—	8,250,050

Total Common Stocks	$292,076,067	$—	$4,986,493	$297,062,560

Mutual Fund	2,398,327	—	—	2,398,327

Total	$294,474,394	$—	$4,986,493	$299,460,887

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 and Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 12/31/12	$6,686,832	$6,686,832
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(1,700,339)	(1,700,339)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Real Estate Fund

Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 03/31/13	$4,986,493	$4,986,493

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

Aggregate by investment type

	Fair value at 03/31/13	Valuation Technique	Unobservable Input*	Range
Real Estate Investment Trusts	$4,986,493	Adjusted Capital Balance Model	Underlying Investment Financial Statements	(a	)

*	Level 3 values are based on significant unobservable inputs that reflect NFA’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	The range has not been disclosed due to the diverse nature of the underlying investments.

Adjusted Capital Balance Model valuation adjusts the Fund’s calendar quarter ending capital balance in privately offered Real Estate Investment Trust (“REIT”) holdings to reflect post-calendar quarter end activity, including distributions, return of capital distributions, capital calls, quarterly management fees, or other activity.

The significant unobservable input used in the fair value measurement of the Fund’s investments in privately offered REITs at March 31, 2013 was the underlying investment vehicle’s financial statements. Unobservable inputs that could be used in a fair value measurement of the Fund’s investments in privately offered REITs include comparable companies, market news, regulatory proceedings, dealer quotations or fair value recommendations from the subadviser. Significant deterioration in any of those inputs in isolation would result in a significantly lower fair value measurement.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 99.8%

	Shares	Market Value
Aerospace & Defense 2.4%
Boeing Co. (The)	132,396	$11,366,197
General Dynamics Corp.	64,630	4,557,061
Honeywell International, Inc.	152,480	11,489,368
L-3 Communications Holdings, Inc.	17,502	1,416,262
Lockheed Martin Corp.	52,087	5,027,437
Northrop Grumman Corp.	46,147	3,237,212
Precision Castparts Corp.	28,490	5,402,274
Raytheon Co.	63,315	3,722,289
Rockwell Collins, Inc.	26,585	1,678,045
Textron, Inc.	52,859	1,575,727
United Technologies Corp.	164,061	15,328,219

		64,800,091

Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.	31,262	1,858,839
Expeditors International of Washington, Inc.	40,138	1,433,328
FedEx Corp.	56,892	5,586,794
United Parcel Service, Inc., Class B	139,115	11,949,978

		20,828,939

Airlines 0.1%
Southwest Airlines Co.	141,725	1,910,453

Auto Components 0.3%
BorgWarner, Inc.*	22,509	1,740,846
Delphi Automotive PLC	56,926	2,527,514
Goodyear Tire & Rubber Co. (The)*	47,779	602,493
Johnson Controls, Inc.	133,121	4,668,554

		9,539,407

Automobiles 0.4%
Ford Motor Co.	763,038	10,033,950
Harley-Davidson, Inc.	43,881	2,338,857

		12,372,807

Beverages 2.4%
Beam, Inc.	31,184	1,981,431
Brown-Forman Corp., Class B	29,395	2,098,803
Coca-Cola Co. (The)	745,693	30,155,825
Coca-Cola Enterprises, Inc.	51,079	1,885,837
Constellation Brands, Inc., Class A*	29,644	1,412,240
Dr Pepper Snapple Group, Inc.	39,638	1,861,004
Molson Coors Brewing Co., Class B	30,226	1,478,958
Monster Beverage Corp.*	28,040	1,338,630
PepsiCo, Inc.	300,177	23,747,002

		65,959,730

Biotechnology 1.9%
Alexion Pharmaceuticals, Inc.*	37,973	3,498,832
Amgen, Inc.	145,618	14,927,301
Biogen Idec, Inc.*	45,972	8,868,459
Celgene Corp.*	81,475	9,443,767
Gilead Sciences, Inc.*	296,172	14,491,696

		51,230,055

Building Products 0.0%†
Masco Corp.	69,261	1,402,535

Capital Markets 2.1%
Ameriprise Financial, Inc.	39,599	2,916,466
Bank of New York Mellon Corp. (The)	226,632	6,343,430
BlackRock, Inc.	24,467	6,285,083
Charles Schwab Corp. (The)	213,797	3,782,069
E*TRADE Financial Corp.*	49,311	528,121
Franklin Resources, Inc.	26,873	4,052,717
Goldman Sachs Group, Inc. (The)	85,136	12,527,763
Invesco Ltd.	85,584	2,478,513
Legg Mason, Inc.(a)	22,359	718,842
Morgan Stanley	267,135	5,871,627
Northern Trust Corp.	42,322	2,309,088
State Street Corp.	88,902	5,253,219
T. Rowe Price Group, Inc.	50,385	3,772,325

		56,839,263

Chemicals 2.4%
Air Products & Chemicals, Inc.	40,404	3,519,997
Airgas, Inc.	13,302	1,319,026
CF Industries Holdings, Inc.	12,266	2,335,078
Dow Chemical Co. (The)	234,295	7,459,953
E.I. du Pont de Nemours & Co.	181,757	8,935,174
Eastman Chemical Co.	29,951	2,092,676
Ecolab, Inc.	51,639	4,140,415
FMC Corp.	26,857	1,531,655
International Flavors & Fragrances, Inc.	15,820	1,212,919
LyondellBasell Industries NV, Class A	73,864	4,674,853
Monsanto Co.	104,238	11,010,660
Mosaic Co. (The)	53,901	3,213,039
PPG Industries, Inc.	27,812	3,725,139
Praxair, Inc.	57,623	6,427,269
Sherwin-Williams Co. (The)	16,695	2,819,619
Sigma-Aldrich Corp.	23,337	1,812,818

		66,230,290

Commercial Banks 2.7%
BB&T Corp.	136,165	4,274,219
Comerica, Inc.	36,488	1,311,744
Fifth Third Bancorp	170,343	2,778,294
First Horizon National Corp.	48,043	513,099
Huntington Bancshares, Inc.	163,894	1,211,177
KeyCorp	179,556	1,788,378
M&T Bank Corp.	23,787	2,453,867
PNC Financial Services Group, Inc.	102,800	6,836,200
Regions Financial Corp.	274,043	2,244,412
SunTrust Banks, Inc.	105,010	3,025,338
U.S. Bancorp	362,549	12,301,288
Wells Fargo & Co.	953,658	35,275,809

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Zions Bancorporation	35,993	$899,465

		74,913,290

Commercial Services & Supplies 0.6%
ADT Corp. (The)	45,086	2,206,509
Avery Dennison Corp.	19,492	839,520
Cintas Corp.	20,467	903,209
Iron Mountain, Inc.	32,354	1,174,774
Pitney Bowes, Inc.(a)	38,824	576,924
Republic Services, Inc.	58,001	1,914,033
Stericycle, Inc.*	16,811	1,784,992
Tyco International Ltd.	90,796	2,905,472
Waste Management, Inc.	85,062	3,335,281

		15,640,714

Communications Equipment 1.9%
Cisco Systems, Inc.	1,037,316	21,690,277
F5 Networks, Inc.*	15,332	1,365,775
Harris Corp.	22,026	1,020,685
JDS Uniphase Corp.*	45,825	612,680
Juniper Networks, Inc.*	99,992	1,853,852
Motorola Solutions, Inc.	53,708	3,438,923
QUALCOMM, Inc.	334,256	22,378,439

		52,360,631

Computers & Peripherals 4.2%
Apple, Inc.	182,694	80,865,845
Dell, Inc.	284,092	4,071,038
EMC Corp.*	409,398	9,780,518
Hewlett-Packard Co.	379,946	9,057,913
NetApp, Inc.*	70,103	2,394,719
SanDisk Corp.*	47,173	2,594,515
Seagate Technology PLC	62,163	2,272,679
Western Digital Corp.	42,158	2,119,704

		113,156,931

Construction & Engineering 0.2%
Fluor Corp.	31,631	2,098,084
Jacobs Engineering Group, Inc.*	25,229	1,418,879
Quanta Services, Inc.*	41,632	1,189,843

		4,706,806

Construction Materials 0.0%†
Vulcan Materials Co.	25,135	1,299,480

Consumer Finance 0.9%
American Express Co.	186,986	12,614,075
Capital One Financial Corp.	113,268	6,224,077
Discover Financial Services	96,402	4,322,666
SLM Corp.	88,244	1,807,237

		24,968,055

Containers & Packaging 0.2%
Ball Corp.	29,094	1,384,292
Bemis Co., Inc.	20,121	812,084
MeadWestvaco Corp.	34,193	1,241,206
Owens-Illinois, Inc.*	32,108	855,678
Sealed Air Corp.	38,073	917,940

		5,211,200

Distributors 0.1%
Genuine Parts Co.	30,087	2,346,786

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A*	19,269	335,088
H&R Block, Inc.	52,619	1,548,051

		1,883,139

Diversified Financial Services 3.7%
Bank of America Corp.	2,105,049	25,639,497
Citigroup, Inc.	591,182	26,153,892
CME Group, Inc.	59,724	3,666,456
IntercontinentalExchange, Inc.*(a)	14,103	2,299,776
JPMorgan Chase & Co.	744,626	35,339,950
Leucadia National Corp.	56,871	1,559,971
McGraw-Hill Cos., Inc. (The)	54,620	2,844,610
Moody’s Corp.	37,610	2,005,365
NASDAQ OMX Group, Inc. (The)	22,963	741,705
NYSE Euronext	47,129	1,821,065

		102,072,287

Diversified Telecommunication Services 2.7%
AT&T, Inc.	1,068,420	39,200,330
CenturyLink, Inc.	121,740	4,276,726
Frontier Communications Corp.(a)	194,888	775,654
Verizon Communications, Inc.	556,069	27,330,792
Windstream Corp.(a)	114,613	911,173

		72,494,675

Electric Utilities 2.0%
American Electric Power Co., Inc.	94,477	4,594,416
Duke Energy Corp.	137,084	9,950,927
Edison International	63,483	3,194,465
Entergy Corp.	34,707	2,194,871
Exelon Corp.	166,329	5,735,024
FirstEnergy Corp.	81,473	3,438,161
NextEra Energy, Inc.	82,457	6,405,260
Northeast Utilities	61,244	2,661,664
Pepco Holdings, Inc.	44,633	955,146
Pinnacle West Capital Corp.	21,277	1,231,725
PPL Corp.	113,377	3,549,834
Southern Co. (The)	169,079	7,933,187
Xcel Energy, Inc.	95,087	2,824,084

		54,668,764

Electrical Equipment 0.7%
Eaton Corp. PLC	91,645	5,613,256
Emerson Electric Co.	140,434	7,846,048
Rockwell Automation, Inc.	27,194	2,348,202
Roper Industries, Inc.	19,236	2,448,935

		18,256,441

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	31,097	2,321,391
Corning, Inc.	286,609	3,820,498
FLIR Systems, Inc.	28,238	734,470
Jabil Circuit, Inc.	36,099	667,110
Molex, Inc.	26,879	787,017

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	81,953	$3,436,289

		11,766,775

Energy Equipment & Services 1.9%
Baker Hughes, Inc.	85,944	3,988,661
Cameron International Corp.*	48,213	3,143,488
Diamond Offshore Drilling, Inc.(a)	13,483	937,878
Ensco PLC, Class A	45,309	2,718,540
FMC Technologies, Inc.*	46,106	2,507,705
Halliburton Co.	181,273	7,325,242
Helmerich & Payne, Inc.	20,742	1,259,039
Nabors Industries Ltd.	56,633	918,587
National Oilwell Varco, Inc.	83,014	5,873,241
Noble Corp.	49,014	1,869,884
Rowan Cos. PLC, Class A*	24,203	855,818
Schlumberger Ltd.	258,407	19,352,100

		50,750,183

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	84,749	8,992,716
CVS Caremark Corp.	239,547	13,172,690
Kroger Co. (The)	100,846	3,342,036
Safeway, Inc.(a)	46,783	1,232,732
Sysco Corp.	113,997	4,009,275
Walgreen Co.	167,311	7,977,388
Wal-Mart Stores, Inc.	325,403	24,349,906
Whole Foods Market, Inc.	33,462	2,902,829

		65,979,572

Food Products 1.9%
Archer-Daniels-Midland Co.	128,182	4,323,579
Campbell Soup Co.	34,725	1,575,126
ConAgra Foods, Inc.	80,502	2,882,777
Dean Foods Co.*	36,048	653,550
General Mills, Inc.	125,785	6,202,458
H.J. Heinz Co.	62,394	4,509,214
Hershey Co. (The)	29,204	2,556,226
Hormel Foods Corp.	25,986	1,073,742
J.M. Smucker Co. (The)	20,877	2,070,163
Kellogg Co.	48,573	3,129,558
Kraft Foods Group, Inc.	115,270	5,939,863
McCormick & Co., Inc., Non-Voting Shares	25,701	1,890,309
Mead Johnson Nutrition Co.	39,374	3,049,516
Mondelez International, Inc., Class A	345,950	10,589,530
Tyson Foods, Inc., Class A	55,003	1,365,175

		51,810,786

Gas Utilities 0.1%
AGL Resources, Inc.	22,845	958,348
ONEOK, Inc.	40,016	1,907,562

		2,865,910

Health Care Equipment & Supplies 2.2%
Abbott Laboratories(b)	305,602	10,793,863
Baxter International, Inc.	106,224	7,716,111
Becton, Dickinson and Co.	37,746	3,608,895
Boston Scientific Corp.*	264,208	2,063,465
C.R. Bard, Inc.	14,847	1,496,281
CareFusion Corp.*	43,301	1,515,102
Covidien PLC	91,806	6,228,119
DENTSPLY International, Inc.	27,649	1,172,871
Edwards Lifesciences Corp.*	22,209	1,824,691
Intuitive Surgical, Inc.*	7,806	3,834,229
Medtronic, Inc.	196,750	9,239,380
St. Jude Medical, Inc.	54,868	2,218,862
Stryker Corp.	56,264	3,670,663
Varian Medical Systems, Inc.*	21,219	1,527,768
Zimmer Holdings, Inc.	32,960	2,479,251

		59,389,551

Health Care Providers & Services 1.9%
Aetna, Inc.	63,831	3,263,041
AmerisourceBergen Corp.	44,799	2,304,908
Cardinal Health, Inc.	66,304	2,759,572
Cigna Corp.	55,689	3,473,323
Coventry Health Care, Inc.	26,088	1,226,919
DaVita HealthCare Partners, Inc.*	16,416	1,946,773
Express Scripts Holding Co.*	159,231	9,179,667
Humana, Inc.	30,905	2,135,845
Laboratory Corp of America Holdings*	18,123	1,634,695
McKesson Corp.	45,317	4,892,423
Patterson Cos., Inc.	16,201	616,286
Quest Diagnostics, Inc.	30,831	1,740,410
Tenet Healthcare Corp.*	20,310	966,350
UnitedHealth Group, Inc.	199,391	11,407,159
WellPoint, Inc.	59,143	3,917,041

		51,464,412

Health Care Technology 0.1%
Cerner Corp.*	28,473	2,697,817

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	86,470	2,965,921
Chipotle Mexican Grill, Inc.*	6,041	1,968,581
Darden Restaurants, Inc.	25,075	1,295,876
International Game Technology	51,236	845,394
Marriott International, Inc., Class A	47,358	1,999,928
McDonald’s Corp.	195,089	19,448,422
Starbucks Corp.	145,769	8,303,002
Starwood Hotels & Resorts Worldwide, Inc.	37,703	2,402,812
Wyndham Worldwide Corp.	26,597	1,714,975
Wynn Resorts Ltd.	15,539	1,944,861
Yum! Brands, Inc.	87,621	6,303,455

		49,193,227

Household Durables 0.3%
D.R. Horton, Inc.	54,075	1,314,023
Garmin Ltd.(a)	21,098	697,078
Harman International Industries, Inc.	13,232	590,544
Leggett & Platt, Inc.	27,870	941,449
Lennar Corp., Class A	32,203	1,335,780
Newell Rubbermaid, Inc.	55,781	1,455,884
PulteGroup, Inc.*	65,936	1,334,545
Whirlpool Corp.	15,277	1,809,713

		9,479,016

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Household Products 2.2%
Clorox Co. (The)	25,482	$2,255,922
Colgate-Palmolive Co.	85,540	10,096,286
Kimberly-Clark Corp.	75,422	7,389,848
Procter & Gamble Co. (The)	531,438	40,952,612

		60,694,668

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)	120,947	1,520,304
NRG Energy, Inc.	62,867	1,665,347

		3,185,651

Industrial Conglomerates 2.5%
3M Co.	123,452	13,124,182
Danaher Corp.	112,842	7,013,130
General Electric Co.	2,023,028	46,772,408

		66,909,720

Information Technology Services 3.9%
Accenture PLC, Class A	125,350	9,522,839
Automatic Data Processing, Inc.	94,385	6,136,913
Cognizant Technology Solutions Corp., Class A*	58,706	4,497,467
Computer Sciences Corp.	29,732	1,463,706
Fidelity National Information Services, Inc.	57,029	2,259,489
Fiserv, Inc.*	25,886	2,273,567
International Business Machines Corp.	203,824	43,475,659
MasterCard, Inc., Class A	20,543	11,116,434
Paychex, Inc.	63,179	2,215,687
SAIC, Inc.	54,694	741,104
Teradata Corp.*	32,272	1,888,235
Total System Services, Inc.	31,346	776,754
Visa, Inc., Class A	100,337	17,041,236
Western Union Co. (The)	110,717	1,665,184

		105,074,274

Insurance 4.2%
ACE Ltd.	66,071	5,878,337
Aflac, Inc.	90,938	4,730,595
Allstate Corp. (The)	92,907	4,558,946
American International Group, Inc.*	287,207	11,149,376
Aon PLC	60,633	3,728,929
Assurant, Inc.	15,426	694,324
Berkshire Hathaway, Inc., Class B*	354,843	36,974,641
Chubb Corp. (The)	50,800	4,446,524
Cincinnati Financial Corp.	28,542	1,346,897
Genworth Financial, Inc., Class A*	95,823	958,230
Hartford Financial Services Group, Inc.	85,204	2,198,263
Lincoln National Corp.	52,841	1,723,145
Loews Corp.	60,305	2,657,641
Marsh & McLennan Cos., Inc.	106,673	4,050,374
MetLife, Inc.	212,746	8,088,603
Principal Financial Group, Inc.	53,524	1,821,422
Progressive Corp. (The)	107,903	2,726,709
Prudential Financial, Inc.	90,458	5,336,117
Torchmark Corp.	18,237	1,090,573
Travelers Cos., Inc. (The)	73,543	6,191,585
Unum Group	52,523	1,483,775
XL Group PLC	57,415	1,739,674

		113,574,680

Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	70,745	18,852,835
Expedia, Inc.	18,239	1,094,522
Netflix, Inc.*	10,891	2,062,864
priceline.com, Inc.*	9,702	6,674,297
TripAdvisor, Inc.*	21,259	1,116,523

		29,801,041

Internet Software & Services 2.2%
Akamai Technologies, Inc.*	34,699	1,224,528
eBay, Inc.*	227,004	12,308,157
Google, Inc., Class A*	51,950	41,249,858
VeriSign, Inc.*	29,701	1,404,263
Yahoo!, Inc.*	188,587	4,437,452

		60,624,258

Leisure Equipment & Products 0.1%
Hasbro, Inc.(a)	22,378	983,290
Mattel, Inc.	67,013	2,934,499

		3,917,789

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	67,577	2,836,207
Life Technologies Corp.*	33,369	2,156,638
PerkinElmer, Inc.	22,054	741,897
Thermo Fisher Scientific, Inc.	69,588	5,322,786
Waters Corp.*	16,705	1,568,766

		12,626,294

Machinery 1.8%
Caterpillar, Inc.	127,435	11,083,022
Cummins, Inc.	34,407	3,984,675
Deere & Co.	75,791	6,516,510
Dover Corp.	33,997	2,477,701
Flowserve Corp.	9,368	1,571,107
Illinois Tool Works, Inc.	80,816	4,924,927
Ingersoll-Rand PLC	53,636	2,950,516
Joy Global, Inc.	20,669	1,230,219
PACCAR, Inc.	68,765	3,476,758
Pall Corp.	21,546	1,473,100
Parker Hannifin Corp.	29,087	2,663,788
Pentair Ltd.	40,122	2,116,436
Snap-on, Inc.	11,287	933,435
Stanley Black & Decker, Inc.	31,083	2,516,791
Xylem, Inc.	36,263	999,408

		48,918,393

Media 3.6%
Cablevision Systems Corp., Class A	41,482	620,571
CBS Corp. Non-Voting Shares, Class B	113,856	5,315,937
Comcast Corp., Class A	513,537	21,573,689

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
DIRECTV*	111,491	$6,311,505
Discovery Communications, Inc., Class A*	47,709	3,756,607
Gannett Co., Inc.	44,571	974,768
Interpublic Group of Cos., Inc. (The)	80,596	1,050,166
News Corp., Class A	389,077	11,874,630
Omnicom Group, Inc.	50,872	2,996,361
Scripps Networks Interactive, Inc., Class A	16,843	1,083,679
Time Warner Cable, Inc.	57,503	5,523,738
Time Warner, Inc.	181,880	10,479,925
Viacom, Inc., Class B	88,608	5,455,594
Walt Disney Co. (The)	351,240	19,950,432
Washington Post Co. (The), Class B(a)	876	391,572

		97,359,174

Metals & Mining 0.6%
Alcoa, Inc.	208,720	1,778,294
Allegheny Technologies, Inc.	20,817	660,107
Cliffs Natural Resources, Inc.(a)	29,455	559,940
Freeport-McMoRan Copper & Gold, Inc.	184,717	6,114,133
Newmont Mining Corp.	96,655	4,048,878
Nucor Corp.	61,920	2,857,608
United States Steel Corp.(a)	28,134	548,613

		16,567,573

Multiline Retail 0.8%
Dollar General Corp.*	58,825	2,975,369
Dollar Tree, Inc.*	44,066	2,134,117
Family Dollar Stores, Inc.	18,776	1,108,723
J.C. Penney Co., Inc.(a)	27,802	420,088
Kohl’s Corp.	41,041	1,893,221
Macy’s, Inc.	77,019	3,222,475
Nordstrom, Inc.	29,145	1,609,678
Target Corp.	126,605	8,666,112

		22,029,783

Multi-Utilities 1.3%
Ameren Corp.	47,390	1,659,598
CenterPoint Energy, Inc.	82,901	1,986,308
CMS Energy Corp.	51,663	1,443,464
Consolidated Edison, Inc.	57,054	3,482,006
Dominion Resources, Inc.	112,113	6,522,734
DTE Energy Co.	33,598	2,296,087
Integrys Energy Group, Inc.	15,154	881,357
NiSource, Inc.	60,606	1,778,180
PG&E Corp.	85,326	3,799,567
Public Service Enterprise Group, Inc.	98,575	3,385,065
SCANA Corp.	25,867	1,323,356
Sempra Energy	44,013	3,518,399
TECO Energy, Inc.	39,406	702,215
Wisconsin Energy Corp.	44,621	1,913,795

		34,692,131

Office Electronics 0.1%
Xerox Corp.	238,204	2,048,554

Oil, Gas & Consumable Fuels 9.0%
Anadarko Petroleum Corp.	97,380	8,515,881
Apache Corp.	76,211	5,880,441
Cabot Oil & Gas Corp.	40,932	2,767,412
Chesapeake Energy Corp.	101,280	2,067,125
Chevron Corp.	377,961	44,909,326
ConocoPhillips	237,537	14,275,974
CONSOL Energy, Inc.	44,479	1,496,718
Denbury Resources, Inc.*	72,707	1,355,986
Devon Energy Corp.	73,450	4,144,049
EOG Resources, Inc.	52,865	6,770,421
EQT Corp.	29,283	1,983,923
Exxon Mobil Corp.	871,684	78,547,445
Hess Corp.	57,841	4,141,994
Kinder Morgan, Inc.	123,047	4,759,458
Marathon Oil Corp.	137,671	4,642,266
Marathon Petroleum Corp.	64,491	5,778,394
Murphy Oil Corp.	35,255	2,246,801
Newfield Exploration Co.*	26,017	583,301
Noble Energy, Inc.	34,932	4,040,235
Occidental Petroleum Corp.	156,725	12,282,538
Peabody Energy Corp.	52,608	1,112,659
Phillips 66	120,929	8,461,402
Pioneer Natural Resources Co.	25,747	3,199,065
QEP Resources, Inc.	34,804	1,108,159
Range Resources Corp.	31,731	2,571,480
Southwestern Energy Co.*	68,281	2,544,150
Spectra Energy Corp.	129,969	3,996,547
Tesoro Corp.	26,752	1,566,330
Valero Energy Corp.	107,681	4,898,409
Williams Cos., Inc. (The)	132,579	4,966,409
WPX Energy, Inc.*	38,600	618,372

		246,232,670

Paper & Forest Products 0.1%
International Paper Co.	85,827	3,997,822

Personal Products 0.2%
Avon Products, Inc.	84,137	1,744,160
Estee Lauder Cos., Inc. (The), Class A	46,557	2,981,045

		4,725,205

Pharmaceuticals 6.0%
AbbVie, Inc.	307,507	12,540,135

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Actavis, Inc.*	24,945	$2,297,684
Allergan, Inc.	59,830	6,678,823
Bristol-Myers Squibb Co.	318,572	13,121,981
Eli Lilly & Co.	194,233	11,030,492
Forest Laboratories, Inc.*	45,391	1,726,674
Hospira, Inc.*	32,046	1,052,070
Johnson & Johnson	543,825	44,338,052
Merck & Co., Inc.	588,024	26,008,302
Mylan, Inc.*	76,984	2,227,917
Perrigo Co.	17,243	2,047,261
Pfizer, Inc.	1,398,668	40,365,559

		163,434,950

Professional Services 0.1%
Dun & Bradstreet Corp. (The)(a)	7,964	666,189
Equifax, Inc.	23,462	1,351,176
Robert Half International, Inc.	26,973	1,012,297

		3,029,662

Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	76,870	5,912,840
Apartment Investment & Management Co., Class A	28,149	863,048
AvalonBay Communities, Inc.	22,183	2,809,921
Boston Properties, Inc.	29,497	2,980,967
Equity Residential	62,397	3,435,579
HCP, Inc.	88,195	4,397,403
Health Care REIT, Inc.	50,739	3,445,686
Host Hotels & Resorts, Inc.	141,432	2,473,646
Kimco Realty Corp.	79,552	1,781,965
Plum Creek Timber Co., Inc.	31,571	1,648,006
Prologis, Inc.	90,027	3,599,279
Public Storage	28,066	4,275,013
Simon Property Group, Inc.	61,023	9,675,807
Ventas, Inc.	56,811	4,158,565
Vornado Realty Trust	33,032	2,762,796
Weyerhaeuser Co.	106,071	3,328,508

		57,549,029

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	59,163	1,493,866

Road & Rail 0.8%
CSX Corp.	198,636	4,892,405
Norfolk Southern Corp.	61,292	4,724,387
Ryder System, Inc.	9,912	592,242
Union Pacific Corp.	91,333	13,006,733

		23,215,767

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.*(a)	118,317	301,708
Altera Corp.	62,173	2,205,276
Analog Devices, Inc.	59,519	2,767,038
Applied Materials, Inc.	233,432	3,146,664
Broadcom Corp., Class A	101,829	3,530,412
First Solar, Inc.*(a)	11,623	313,356
Intel Corp.	962,289	21,026,015
KLA-Tencor Corp.	32,295	1,703,238
Lam Research Corp.*	31,607	1,310,426
Linear Technology Corp.	45,271	1,737,048
LSI Corp.*	106,920	724,918
Microchip Technology, Inc.	38,152	1,402,468
Micron Technology, Inc.*	198,735	1,983,375
NVIDIA Corp.	121,105	1,552,566
Teradyne, Inc.*	37,123	602,135
Texas Instruments, Inc.	214,963	7,626,887
Xilinx, Inc.	50,995	1,946,479

		53,880,009

Software 3.3%
Adobe Systems, Inc.*	97,028	4,221,688
Autodesk, Inc.*	43,580	1,797,239
BMC Software, Inc.*	25,596	1,185,863
CA, Inc.	65,027	1,636,729
Citrix Systems, Inc.*	36,212	2,613,058
Electronic Arts, Inc.*	58,134	1,028,972
Intuit, Inc.	54,198	3,558,099
Microsoft Corp.	1,466,675	41,961,572
Oracle Corp.	718,453	23,234,770
Red Hat, Inc.*	37,494	1,895,697
Salesforce.com, Inc.*	26,210	4,687,134
Symantec Corp.*	133,961	3,306,157

		91,126,978

Specialty Retail 2.2%
Abercrombie & Fitch Co., Class A	15,619	721,598
AutoNation, Inc.*	7,610	332,937
AutoZone, Inc.*	7,071	2,805,561
Bed Bath & Beyond, Inc.*	44,010	2,835,124
Best Buy Co., Inc.	51,651	1,144,070
CarMax, Inc.*	44,378	1,850,563
GameStop Corp., Class A(a)	23,763	664,651
Gap, Inc. (The)	57,648	2,040,739
Home Depot, Inc. (The)	290,881	20,297,676
L Brands, Inc.	46,420	2,073,117
Lowe’s Cos., Inc.	215,975	8,189,772
O’Reilly Automotive, Inc.*	21,664	2,221,643
PetSmart, Inc.	20,845	1,294,474
Ross Stores, Inc.	43,129	2,614,480
Staples, Inc.(a)	130,697	1,755,261
Tiffany & Co.	23,268	1,618,057
TJX Cos., Inc.	141,866	6,632,236
Urban Outfitters, Inc.*	21,154	819,506

		59,911,465

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	54,646	2,731,754
Fossil, Inc.*	10,449	1,009,373
NIKE, Inc., Class B	141,169	8,330,383
PVH Corp.	15,140	1,617,103
Ralph Lauren Corp.	11,797	1,997,350
VF Corp.	17,184	2,882,616

		18,568,579

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	92,208	796,677

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc.(a)	65,801	$884,366

		1,681,043

Tobacco 1.8%
Altria Group, Inc.	391,046	13,448,072
Lorillard, Inc.	73,828	2,978,960
Philip Morris International, Inc.	320,589	29,721,806
Reynolds American, Inc.	62,524	2,781,693

		48,930,531

Trading Companies & Distributors 0.2%
Fastenal Co.	52,592	2,700,599
W.W. Grainger, Inc.	11,658	2,622,817

		5,323,416

Wireless Telecommunication Services 0.3%
Crown Castle International Corp.*	57,067	3,974,146
MetroPCS Communications, Inc.*	62,258	678,612
Sprint Nextel Corp.*	585,663	3,636,967

		8,289,725

Total Common Stocks (cost $2,206,066,658)		2,719,904,718

Mutual Fund 0.4%

	Shares	Market Value

Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (c)	9,616,234	9,616,234

Total Mutual Fund (cost $9,616,234)		9,616,234

Repurchase Agreements 0.5%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.18%, dated 03/28/13, due 04/01/13, repurchase price $10,000,150, collateralized by U.S. Government Agency Securities, ranging from 0.17% - 1.38%, maturing 03/27/14 - 03/09/18; total market value $10,200,029. (d)	$10,000,000	$10,000,000
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $3,115,303 collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 - 02/15/43; total market value $3,177,556. (d)	3,115,251	3,115,251

Total Repurchase Agreements (cost $13,115,251)		13,115,251

Total Investments (cost $2,228,798,143) (e) — 100.7%		2,742,636,203
Liabilities in excess of other assets — (0.7%)		(19,217,609)

NET ASSETS — 100.0%		$2,723,418,594

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $12,904,801.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of March 31, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $13,115,251.
(e)	At March 31, 2013, the tax basis cost of the Fund’s investments was $2,295,017,939, tax unrealized appreciation and depreciation were $635,917,529 and $(188,299,265), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT S&P 500 Index Fund

At March 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
163	E-Mini S&P 500	06/21/13	$12,736,005	$246,036

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets

Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,719,904,718	$—	$—	$2,719,904,718
Futures Contracts	246,036	—	—	246,036
Mutual Fund	9,616,234	—	—	9,616,234
Repurchase Agreements	—	13,115,251	—	13,115,251

Total	$2,729,766,988	$13,115,251	$—	$2,742,882,239

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT S&P 500 Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2013

Assets:		Fair Value
Futures Contracts Equity risk	Unrealized appreciation from futures contracts	$246,036

Total		$246,036

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 1.1%

	Principal Amount	Market Value
Automobiles 0.8%
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 09/16/19(a)	$3,000,000	$3,040,698
First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.47%, 05/15/18(a)	9,123,048	9,135,564

		12,176,262

Other Asset-Backed Securities 0.3%
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class A2, 1.50%, 01/16/46(a)	3,900,000	3,926,520

Student Loan 0.0%†
Access Group, Inc., Series 2002-1, Class A2, 0.46%, 09/25/25(b)	42,336	42,332

Total Asset-Backed Securities (cost $16,085,277)		16,145,114

Collateralized Mortgage Obligations 3.7%

	Principal Amount	Market Value
Banc of America Mortgage Securities, Inc., Series 2004-6, Class 1A3, 5.50%, 05/25/34	13,147,087	13,721,799
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class EL, 4.00%, 03/15/20	1,896,873	2,006,075
Series 3728, Class EA, 3.50%, 09/15/20	1,554,002	1,594,378
Series 3563, Class BA, 4.00%, 06/15/22	60,315	60,370
Series 3609, Class JA, 4.00%, 06/15/23	3,636,481	3,719,229
Series 3614, Class QA, 4.00%, 05/15/24	7,993,006	8,344,251
Series 3827, Class UA, 3.50%, 03/15/26	3,686,097	3,741,003
Series 3616, Class PA, 4.50%, 11/15/39	1,916,846	2,025,575
Federal National Mortgage Association REMICS, Series 2010-135, Class FP, 0.60%, 12/25/40(b)	9,681,261	9,699,423
Government National Mortgage Association Series 2009-22, Class AG, 4.00%, 10/16/32	744,650	750,542
Series 2010-29, Class BA, 4.50%, 04/20/36	1,122,159	1,142,005
GSAA Trust, Series 2004-NC1, Class AF6, 4.76%, 11/25/33(c)	382,809	386,726
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	3,145,241	3,244,476
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 1.57%, 12/25/59(a)(b)	4,513,846	4,527,948

Total Collateralized Mortgage Obligations (cost $54,818,763)		54,963,800

Commercial Mortgage Backed Securities 5.9%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 5.19%, 09/10/47(b)	10,015,000	10,995,579
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2, Class A4, 5.19%, 05/11/39(b)	3,338,862	3,372,287
Series 2004-T16, Class A6, 4.75%, 02/13/46(b)	9,735,000	10,186,091
Series 2005-T18, Class A4, 4.93%, 02/13/42(b)	3,979,818	4,251,771
Series 2006-PW12, Class A4, 5.72%, 09/11/38(b)	1,730,000	1,951,523
Series 2006-T22, Class AAB, 5.58%, 04/12/38(b)	192,777	196,989
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/10/46(a)	4,773,004	5,121,491
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class A3, 4.58%, 06/10/48	386,198	393,558
Series 2005-C1, Class AJ, 4.83%, 06/10/48(b)	8,500,000	8,936,118
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 5.40%, 08/10/38(b)	9,217,000	9,626,465
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3A, 4.68%, 07/15/42	3,308,889	3,337,464
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43(b)	532,426	557,189
Series 2006-LDP7, Class ASB, 5.87%, 04/15/45(b)	1,231,295	1,294,955
Series 2011-C4, Class A2, 3.34%, 07/15/46(a)	1,000,000	1,069,404

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Short Term Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A3, 5.36%, 06/15/29(b)	$73,523	$75,055
Series 2007-C6, Class A2, 5.85%, 07/15/40	358,655	359,831
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4 4.75%, 06/12/43(b)	10,026,000	10,681,229
Morgan Stanley Capital I Series 2004-IQ8, Class A5, 5.11%, 06/15/40(b)	6,742,371	6,999,295
Series 2004-T13, Class A4, 4.66%, 09/13/45	991,508	1,006,762
Series 2005-HQ5, Class A4, 5.17%, 01/14/42	725,000	765,954
Series 2005-IQ9, Class A3, 4.54%, 07/15/56	483,137	485,814
Series 2005-T19, Class AAB, 4.85%, 06/12/47	40,727	41,532
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	2,004,924	2,015,137
Series 2008-T29, Class A3, 6.28%, 01/11/43(b)	137,000	142,991
Series 2011-C1, Class A2, 3.88%, 09/15/47(a)	5,000,000	5,380,860

Total Commercial Mortgage Backed Securities (cost $90,181,198)		89,245,344

Corporate Bonds 68.0%

	Principal Amount	Market Value
Aerospace & Defense 1.6%
L-3 Communications Corp., 3.95%, 11/15/16	13,000,000	14,043,484
Northrop Grumman Corp., 1.85%, 11/15/15	5,000,000	5,103,475
United Technologies Corp., 0.79%, 06/01/15(b)	5,000,000	5,048,940

		24,195,899

Airlines 0.7%
Continental Airlines Pass Through Trust, Series 2006-1, Class G, 0.64%, 06/02/15(b)	10,530,099	10,503,773

Auto Components 0.2%
BorgWarner, Inc., 5.75%, 11/01/16	3,000,000	3,421,761

Automobiles 2.3%
Daimler Finance North America LLC 1.48%, 09/13/13(a)(b)	10,000,000	10,039,060
1.09%, 04/10/14(a)(b)	4,000,000	4,015,220
0.91%, 01/09/15(a)(b)	5,000,000	5,020,235
Volkswagen International Finance NV, 1.03%, 03/21/14(a)(b)	15,000,000	15,050,520

		34,125,035

Beverages 2.0%
Anheuser-Busch InBev Finance, Inc., 0.80%, 01/15/16	20,000,000	20,014,260
Molson Coors Brewing Co., 2.00%, 05/01/17	4,000,000	4,093,984
SABMiller Holdings, Inc., 1.85%, 01/15/15(a)	5,000,000	5,080,610
SABMiller PLC, 5.70%, 01/15/14(a)	750,000	779,682

		29,968,536

Biotechnology 1.8%
Amgen, Inc., 1.88%, 11/15/14	10,000,000	10,197,310
Celgene Corp., 2.45%, 10/15/15	10,750,000	11,153,759
Genentech, Inc., 4.75%, 07/15/15	5,930,000	6,460,842

		27,811,911

Capital Markets 0.6%
Morgan Stanley, 4.75%, 04/01/14	8,000,000	8,270,680

Chemicals 0.7%
Ecolab, Inc., 1.45%, 12/08/17	10,000,000	9,930,320

Commercial Banks 6.6%
Bank of America NA, 6.00%, 06/15/16	10,000,000	11,258,770
CoBank, ACB 7.88%, 04/16/18(a)	3,000,000	3,806,559
0.88%, 06/15/22(a)(b)	8,635,000	7,790,186
HSBC USA, Inc., 2.38%, 02/13/15	6,000,000	6,173,520
ING Bank NV, 5.13%, 05/01/15(a)	14,495,000	15,215,691
JPMorgan Chase Bank NA, 0.61%, 06/13/16(b)	5,000,000	4,920,350
National City Bank, 0.63%, 12/15/16(b)	10,432,000	10,356,253
Standard Chartered PLC, 3.85%, 04/27/15(a)	7,000,000	7,391,300
SunTrust Bank 0.58%, 08/24/15(b)	5,000,000	4,923,045
5.20%, 01/17/17	10,000,000	10,952,810
Union Bank NA, 5.95%, 05/11/16	9,500,000	10,745,726
UnionBanCal Corp., 5.25%, 12/16/13	1,075,000	1,110,013
Wachovia Corp., 0.64%, 10/28/15(b)	5,000,000	4,967,765

		99,611,988

Commercial Services & Supplies 1.2%
Catholic Health Initiatives, 1.60%, 11/01/17	10,000,000	10,117,910
Waste Management, Inc., 6.38%, 03/11/15	7,321,000	8,087,245

		18,205,155

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Computers & Peripherals 0.5%
Hewlett-Packard Co. 2.35%, 03/15/15	$6,000,000	$6,121,362
2.20%, 12/01/15	2,000,000	2,039,212

		8,160,574

Consumer Finance 2.4%
American Honda Finance Corp. 6.70%, 10/01/13(a)	1,000,000	1,029,989
2.50%, 09/21/15(a)	4,200,000	4,365,026
Caterpillar Financial Services Corp., 1.30%, 03/01/18	7,000,000	6,988,366
Hyundai Capital America, 1.63%, 10/02/15(a)	8,000,000	8,054,632
Toyota Motor Credit Corp. 1.00%, 02/17/15	6,000,000	6,050,664
0.88%, 07/17/15	5,000,000	5,031,660
1.25%, 10/05/17	5,000,000	4,994,545

		36,514,882

Diversified Financial Services 6.5%
Ameritech Capital Funding Corp., 9.10%, 06/01/16	7,510,400	8,659,679
Associates Corp. of North America, 6.95%, 11/01/18	1,650,000	2,015,114
Caterpillar Financial Services Corp., 1.13%, 12/15/14	10,000,000	10,116,560
Citigroup, Inc. 6.50%, 08/19/13	3,000,000	3,067,371
6.00%, 12/13/13	6,000,000	6,216,468
General Electric Capital Corp. Series A, 0.54%, 09/15/14(b)	4,500,000	4,502,313
0.51%, 01/08/16(b)	5,000,000	4,965,800
Series MTn, 0.91%, 01/08/16(b)	10,000,000	10,049,320
0.46%, 02/15/17(b)	5,000,000	4,919,235
Harley-Davidson Financial Services, Inc. 3.88%, 03/15/16(a)	10,470,000	11,243,325
2.70%, 03/15/17(a)	3,000,000	3,098,424
Harley-Davidson Funding Corp., 5.75%, 12/15/14(a)	3,385,000	3,657,340
Hyundai Capital Services, Inc. 6.00%, 05/05/15(a)	6,590,000	7,205,229
4.38%, 07/27/16(a)	2,400,000	2,593,702
3.50%, 09/13/17(a)	2,650,000	2,819,960
JPMorgan Chase & Co., 5.25%, 05/01/15	7,000,000	7,588,119
USAA Capital Corp., 1.05%, 09/30/14(a)	5,000,000	5,022,505

		97,740,464

Diversified Telecommunication Services 0.2%
Verizon New England, Inc., Series C, 4.75%, 10/01/13	3,495,000	3,568,577

Electric Utilities 2.6%
DTE Energy Co. 0.99%, 06/03/13(b)	10,000,000	10,009,520
7.63%, 05/15/14	5,000,000	5,378,780
ITC Holdings Corp. 5.25%, 07/15/13(a)	2,000,000	2,019,272
6.05%, 01/31/18(a)	6,500,000	7,589,121
PSEG Power LLC, 2.75%, 09/15/16	7,000,000	7,280,133
Trans-Allegheny Interstate Line Co., 4.00%, 01/15/15(a)	7,000,000	7,345,205

		39,622,031

Electrical Equipment 0.6%
Thermo Fisher Scientific, Inc., 5.00%, 06/01/15	8,000,000	8,674,080

Energy Equipment & Services 2.4%
Petrobras International Finance Co. - Pifco, 2.88%, 02/06/15	10,000,000	10,207,630
Schlumberger Investment SA, Series 144a, 1.25%, 08/01/17(a)	10,000,000	9,976,880
Total Capital International SA, 0.75%, 01/25/16	5,000,000	5,011,950
Total Capital SA, 3.13%, 10/02/15	10,000,000	10,582,900

		35,779,360

Food & Staples Retailing 0.5%
Safeway, Inc., 6.25%, 03/15/14	6,525,000	6,843,831

Food Products 1.2%
ConAgra Foods, Inc., 1.30%, 01/25/16	3,000,000	3,023,709
Kraft Foods Group, Inc., Series WI, 1.63%, 06/04/15	15,000,000	15,231,105

		18,254,814

Gas Utilities 3.1%
Enbridge Energy Partners LP 5.88%, 12/15/16	7,650,000	8,774,405
Series B, 6.50%, 04/15/18	6,000,000	7,157,220
Energy Transfer Partners LP 6.00%, 07/01/13	6,000,000	6,068,904
8.50%, 04/15/14	1,604,000	1,726,552
5.95%, 02/01/15	6,345,000	6,878,963
Enterprise Products Operating LLC, 3.70%, 06/01/15	5,000,000	5,292,720
Sempra Energy, 1.04%, 03/15/14(b)	8,000,000	8,041,272
Sunoco Logistics Partners Operations LP 8.75%, 02/15/14	365,000	389,673
6.13%, 05/15/16	2,000,000	2,224,844

		46,554,553

Health Care Equipment & Supplies 0.7%
Medtronic, Inc., 1.38%, 04/01/18	10,000,000	9,999,980

Health Care Providers & Services 3.5%
CareFusion Corp., 5.13%, 08/01/14	12,049,000	12,711,671
Express Scripts Holding Co. Series WI, 2.75%, 11/21/14	3,000,000	3,089,967
Series WI, 2.10%, 02/12/15	2,000,000	2,043,152
3.50%, 11/15/16	5,000,000	5,386,610
Express Scripts, Inc., 3.13%, 05/15/16	10,000,000	10,563,740

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Hospira, Inc. 6.40%, 05/15/15	$2,125,000	$2,338,936
6.05%, 03/30/17	7,713,000	8,776,924
Quest Diagnostics, Inc., 1.13%, 03/24/14(b)	8,000,000	8,039,432

		52,950,432

Industrial Conglomerates 0.7%
General Electric Co., 0.85%, 10/09/15	5,000,000	5,016,680
Tyco Electronics Group SA, 5.95%, 01/15/14	5,065,000	5,270,259

		10,286,939

Insurance 2.3%
Berkshire Hathaway, Inc., Series FRN, 0.99%, 08/15/14(b)	10,000,000	10,095,720
MetLife Institutional Funding II, 1.63%, 04/02/15(a)	5,000,000	5,081,970
MetLife, Inc. 5.00%, 06/15/15	2,000,000	2,178,386
6.75%, 06/01/16	2,000,000	2,351,174
Metropolitan Life Global Funding I 2.00%, 01/09/15(a)	6,000,000	6,147,804
1.50%, 01/10/18(a)	5,000,000	5,021,805
Travelers Cos., Inc. (The), 5.50%, 12/01/15	4,010,000	4,494,360

		35,371,219

Media 3.9%
Comcast Corp. 5.30%, 01/15/14	5,000,000	5,191,555
5.85%, 11/15/15	7,000,000	7,910,378
Cox Communications, Inc., 7.25%, 11/15/15	6,770,000	7,820,718
DIRECTV Holdings LLC, 3.55%, 03/15/15	7,480,000	7,830,191
Discovery Communications LLC, 3.70%, 06/01/15	10,000,000	10,594,300
NBCUniversal Enterprise, Inc., 0.97%, 04/15/18(a)(b)	10,000,000	9,968,180
TCI Communications, Inc., 8.75%, 08/01/15	2,000,000	2,362,038
Time Warner Cable, Inc., 8.25%, 02/14/14	750,000	797,819
Time Warner, Inc., 3.15%, 07/15/15	5,250,000	5,529,048
Viacom, Inc., 4.25%, 09/15/15	1,140,000	1,227,254

		59,231,481

Metals & Mining 4.2%
Anglo American Capital PLC, 9.38%, 04/08/14(a)	13,300,000	14,358,401
ArcelorMittal 9.00%, 02/15/15	3,000,000	3,390,000
4.25%, 03/01/16	5,030,000	5,213,303
Barrick International Barbados Corp., 5.75%, 10/15/16(a)	8,000,000	9,084,664
Freeport-McMoRan Copper & Gold, Inc., 2.38%, 03/15/18(a)	10,000,000	10,041,780
Kinross Gold Corp., 3.63%, 09/01/16	10,000,000	10,232,360
Xstrata Canada Financial Corp. 2.85%, 11/10/14(a)	5,000,000	5,124,450
3.60%, 01/15/17(a)	5,000,000	5,259,400

		62,704,358

Office Electronics 0.9%
Xerox Corp.
1.11%, 05/16/14(b)	7,500,000	7,487,258
6.40%, 03/15/16	5,500,000	6,197,581

		13,684,839

Oil, Gas & Consumable Fuels 5.9%
Anadarko Petroleum Corp. 5.95%, 09/15/16	13,000,000	14,964,391
6.38%, 09/15/17	3,000,000	3,580,836
BG Energy Capital PLC, 2.88%, 10/15/16(a)	5,000,000	5,297,075
BP Capital Markets PLC 3.13%, 10/01/15	5,000,000	5,279,400
3.20%, 03/11/16	10,000,000	10,652,340
1.38%, 11/06/17	5,000,000	5,006,640
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	5,000,000	5,340,755
Murphy Oil Corp., 2.50%, 12/01/17	9,500,000	9,539,415
Nexen, Inc., 5.65%, 05/15/17	2,000,000	2,284,924
Rowan Cos., Inc., 5.00%, 09/01/17	6,465,000	7,206,044
Transocean, Inc. 5.05%, 12/15/16	10,000,000	11,110,970
6.00%, 03/15/18	6,905,000	7,820,624

		88,083,414

Pharmaceuticals 2.0%
AbbVie, Inc., 1.20%, 11/06/15(a)	15,000,000	15,116,535
Watson Pharmaceuticals, Inc., 5.00%, 08/15/14	14,905,000	15,723,404

		30,839,939

Real Estate Investment Trusts (REITs) 1.2%
CommonWealth REIT, 6.25%, 06/15/17	3,500,000	3,868,858
Highwoods Realty LP, 5.85%, 03/15/17	5,200,000	5,833,558
UDR, Inc., 5.25%, 01/15/15	5,000,000	5,342,715
WEA Finance LLC/WT Finance Aust Pty Ltd., 5.75%, 09/02/15(a)	3,120,000	3,464,944

		18,510,075

Real Estate Management & Development 0.2%
Retail Property Trust (The), 7.88%, 03/15/16(a)	2,520,000	2,980,734

Road & Rail 1.8%
ERAC USA Finance LLC
2.25%, 01/10/14(a)	10,425,000	10,547,442

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Road & Rail (continued)
5.60%, 05/01/15(a)	$1,225,000	$1,341,217
5.90%, 11/15/15(a)	1,780,000	1,995,043
1.40%, 04/15/16(a)	2,065,000	2,077,018
2.75%, 03/15/17(a)	3,000,000	3,125,091
6.38%, 10/15/17(a)	1,505,000	1,810,354
Federal Express Corp. 1993 Pass Through Trust Series B2, 7.63%, 01/01/15	1,991,567	2,138,683
Series A2, 8.76%, 05/22/15	2,286,278	2,429,171
Series C2, 7.96%, 03/28/17	1,128,476	1,249,788
Federal Express Corp. 1998 Pass Through Trust, Series 981A, 6.72%, 07/15/23	690,171	842,008

		27,555,815

Thrifts & Mortgage Finance 1.0%
Federal Agricultural Mortgage Corp., 1.25%, 12/06/13	5,000,000	5,033,905
Santander Holdings USA, Inc., 4.63%, 04/19/16	9,000,000	9,624,375

		14,658,280

Tobacco 1.6%
Lorillard Tobacco Co., 3.50%, 08/04/16	15,700,000	16,610,428
Reynolds American, Inc. 7.30%, 07/15/15	2,814,000	3,203,114
7.63%, 06/01/16	3,000,000	3,572,943

		23,386,485

Trading Companies & Distributors 0.3%
GATX Corp., 2.38%, 07/30/18	5,000,000	5,057,165

Wireless Telecommunication Services 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	1,000,000	1,040,866

Total Corporate Bonds (cost $1,004,089,802)		1,024,100,245

Municipal Bond 0.6%

	Principal Amount	Market Value
Illinois 0.6%
State of Illinois, 4.51%, 03/01/15	8,000,000	8,462,960

Total Municipal Bond (cost $8,000,000)		8,462,960

U.S. Government Mortgage Backed Agencies 0.6%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1Q0648 2.49%, 06/01/37(b)	2,760,915	2,939,094
Pool# 1B3601 3.17%, 10/01/37(b)	566,307	600,556
Federal National Mortgage Association Pool
Pool# 747271 2.95%, 07/01/34(b)	2,426,386	2,592,450
Pool# 886345 6.28%, 08/01/36(b)	670,185	732,303
Pool# 893776 5.90%, 09/01/36(b)	815,009	884,702
Pool# 949691 6.29%, 09/01/37(b)	1,013,045	1,106,208

Total U.S. Government Mortgage Backed Agencies (cost $8,534,929)		8,855,313

U.S. Government Sponsored & Agency Obligations 9.1%

	Principal Amount	Market Value
Federal Home Loan Banks 3.13%, 12/13/13	5,000,000	5,104,130
2.38%, 03/14/14	15,000,000	15,314,340
2.50%, 06/13/14	10,000,000	10,274,410
Federal Home Loan Mortgage Corp. 0.50%, 10/15/13	15,000,000	15,028,395
1.00%, 08/20/14	51,000,000	51,525,657
0.42%, 09/18/15	15,000,000	15,006,225
New Valley Generation II Pass Through Trust 5.57%, 05/01/20	4,559,349	5,252,371
U.S. Treasury Notes 0.25%, 02/28/15	20,000,000	20,001,560

Total U.S. Government Sponsored & Agency Obligations (cost $136,719,302)		137,507,088

U.S. Treasury Notes 6.6%

	Principal Amount	Market Value
U.S. Treasury Notes 0.25%, 04/30/14	80,000,000	80,059,360
0.25%, 06/30/14	20,000,000	20,014,060

Total U.S. Treasury Notes (cost $99,980,647)		100,073,420

Yankee Dollars 3.0%

	Principal Amount	Market Value
Energy Equipment & Services 0.6%
Weatherford International Ltd. 4.95%, 10/15/13	1,000,000	1,020,272

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Short Term Bond Fund

Yankee Dollars (continued)

	Principal Amount	Market Value
Energy Equipment & Services (continued)
5.50%, 02/15/16	$7,000,000	$7,643,461

		8,663,733

Industrial Conglomerates 0.5%
Tyco International Finance SA, 3.38%, 10/15/15	6,762,000	7,119,892

Metals & Mining 0.9%
Teck Resources Ltd., 5.38%, 10/01/15	8,820,000	9,688,823
Xstrata Canada Corp., 6.00%, 10/15/15	3,650,000	4,047,521

		13,736,344

Oil, Gas & Consumable Fuels 0.7%
Noble Holding International Ltd., 3.45%, 08/01/15	11,000,000	11,520,740

Pharmaceuticals 0.3%
Teva Pharmaceutical Finance III BV, 0.78%, 03/21/14(b)	4,300,000	4,315,631

Total Yankee Dollars (cost $44,385,732)		45,356,340

Mutual Fund 0.7%

	Shares	Market Value
Money Market Fund 0.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (d)	10,213,107	$10,213,107

Total Mutual Fund (cost $10,213,107)		10,213,107

Total Investments (cost $1,473,008,757) (e) — 99.3%		1,494,922,731
Other assets in excess of liabilities — 0.7%		11,133,210

NET ASSETS — 100.0%		$1,506,055,941

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2013 was $300,256,065 which represents 19.94% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2013. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2013.
(d)	Represents 7-day effective yield as of March 31, 2013.
(e)	At March 31, 2013, the tax basis cost of the Fund’s investments was $1,473,010,305, tax unrealized appreciation and depreciation were $24,026,079 and $(2,113,653), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Short Term Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$16,145,114	$—	$16,145,114
Collateralized Mortgage Obligations	—	54,963,800	—	54,963,800
Commercial Mortgage Backed Securities	—	89,245,344	—	89,245,344
Corporate Bonds	—	1,024,100,245	—	1,024,100,245
Municipal Bond	—	8,462,960	—	8,462,960
Mutual Fund	10,213,107	—	—	10,213,107
U.S. Government Mortgage Backed Agencies	—	8,855,313	—	8,855,313
U.S. Government Sponsored & Agency Obligations	—	137,507,088	—	137,507,088
U.S. Treasury Notes	—	100,073,420	—	100,073,420
Yankee Dollars	—	45,356,340	—	45,356,340

Total	$10,213,107	$1,484,709,624	$—	$1,494,922,731

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 98.5%

	Shares	Market Value
Aerospace & Defense 1.6%
AAR Corp.	13,991	$257,294
Aerovironment, Inc.*	6,084	110,303
American Science & Engineering, Inc.	2,919	178,030
API Technologies Corp.*(a)	10,659	26,434
Astronics Corp.*	4,222	125,900
CPI Aerostructures, Inc.*	2,157	18,485
Cubic Corp.	5,546	236,925
Curtiss-Wright Corp.	16,293	565,367
DigitalGlobe, Inc.*	18,555	536,425
Esterline Technologies Corp.*	10,644	805,751
GenCorp, Inc.*(a)	20,774	276,294
HEICO Corp.	18,300	794,403
Hexcel Corp.*	34,591	1,003,485
KEYW Holding Corp. (The)*(a)	8,555	137,992
Kratos Defense & Security Solutions, Inc.*	13,921	70,023
LMI Aerospace, Inc.*	3,168	65,863
Moog, Inc., Class A*	15,707	719,852
National Presto Industries, Inc.(a)	1,669	134,354
Orbital Sciences Corp.*	20,497	342,095
SIFCO Industries, Inc.	760	13,992
Sypris Solutions, Inc.	3,841	16,055
Taser International, Inc.*	17,905	142,345
Teledyne Technologies, Inc.*	12,763	1,001,130

		7,578,797

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	18,392	107,225
Atlas Air Worldwide Holdings, Inc.*	9,172	373,851
Echo Global Logistics, Inc.*	5,095	112,701
Forward Air Corp.	10,098	376,554
Hub Group, Inc., Class A*	12,873	495,096
Pacer International, Inc.*	12,258	61,658
Park-Ohio Holdings Corp.*	3,005	99,556
XPO Logistics, Inc.*	6,200	104,408

		1,731,049

Airlines 0.9%
Alaska Air Group, Inc.*	24,701	1,579,876
Allegiant Travel Co.	5,195	461,212
Hawaiian Holdings, Inc.*	17,646	101,641
JetBlue Airways Corp.*	81,201	560,287
Republic Airways Holdings, Inc.*	16,775	193,584
SkyWest, Inc.	17,688	283,892
Spirit Airlines, Inc.*	14,456	366,604
US Airways Group, Inc.*(a)	56,404	957,176

		4,504,272

Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	23,174	316,325
Cooper Tire & Rubber Co.	21,656	555,693
Dana Holding Corp.	51,305	914,768
Dorman Products, Inc.	8,508	316,583
Drew Industries, Inc.	6,676	242,406
Exide Technologies*	27,206	73,456
Federal-Mogul Corp.*	6,199	37,380
Fuel Systems Solutions, Inc.*	5,081	83,684
Gentherm, Inc.*	10,233	167,616
Modine Manufacturing Co.*	16,272	148,075
Shiloh Industries, Inc.	1,994	21,475
Spartan Motors, Inc.	11,799	62,653
Standard Motor Products, Inc.	6,905	191,407
Stoneridge, Inc.*	9,683	73,881
Superior Industries International, Inc.	7,953	148,562
Tenneco, Inc.*	21,084	828,812
Tower International, Inc.*	1,942	27,188

		4,209,964

Automobiles 0.0%†
Winnebago Industries, Inc.*	10,165	209,806

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*(a)	2,704	431,667
Central European Distribution Corp.*(a)	23,383	7,833
Coca-Cola Bottling Co. Consolidated	1,617	97,538
Craft Brew Alliance, Inc.*	3,587	26,687
National Beverage Corp.	3,983	55,961

		619,686

Biotechnology 4.0%
Achillion Pharmaceuticals, Inc.*	25,150	219,811
Acorda Therapeutics, Inc.*	13,920	445,858
Aegerion Pharmaceuticals, Inc.*	9,771	394,162
Affymax, Inc.*(a)	12,798	17,789
Agenus, Inc.*(a)	8,248	32,085
Alkermes PLC*	42,516	1,008,054
Allos Therapeutics, Inc.*(b)	27,428	0
Alnylam Pharmaceuticals, Inc.*	19,116	465,857
AMAG Pharmaceuticals, Inc.*	7,398	176,442
Amicus Therapeutics, Inc.*(a)	10,818	34,293
Anacor Pharmaceuticals, Inc.*	5,587	36,092
Arena Pharmaceuticals, Inc.*(a)	75,363	618,730
Arqule, Inc.*	20,985	54,351
Array BioPharma, Inc.*	40,332	198,434
Astex Pharmaceuticals, Inc.*	32,423	144,607
AVEO Pharmaceuticals, Inc.*	15,892	116,806
BioCryst Pharmaceuticals, Inc.*	17,643	20,995
Biospecifics Technologies Corp.*	1,765	30,093
Biotime, Inc.*(a)	11,520	44,006
Celldex Therapeutics, Inc.*	28,073	325,085
Cepheid, Inc.*	22,790	874,452
ChemoCentryx, Inc.*	1,939	26,797
Clovis Oncology, Inc.*(a)	4,766	136,641
Codexis, Inc.*	9,182	21,945
Coronado Biosciences, Inc.*(a)	6,494	63,122
Cubist Pharmaceuticals, Inc.*	21,991	1,029,619

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Curis, Inc.*	27,667	$90,748
Cytori Therapeutics, Inc.*	21,045	52,823
Dendreon Corp.*(a)	53,525	253,173
Discovery Laboratories, Inc.*(a)	15,427	35,328
Durata Therapeutics, Inc.*	2,841	25,569
Dyax Corp.*	34,248	149,321
Dynavax Technologies Corp.*	63,334	140,602
Emergent Biosolutions, Inc.*	8,983	125,582
Enzon Pharmaceuticals, Inc.	13,632	51,802
Exact Sciences Corp.*	22,119	216,766
Exelixis, Inc.*(a)	63,722	294,396
Genomic Health, Inc.*	5,557	157,152
Geron Corp.*(a)	46,660	49,926
GTx, Inc.*	9,401	39,014
Halozyme Therapeutics, Inc.*	31,107	179,487
Hyperion Therapeutics, Inc.*	1,452	37,491
Idenix Pharmaceuticals, Inc.*(a)	31,109	110,748
ImmunoCellular Therapeutics Ltd.*(a)	17,524	48,016
ImmunoGen, Inc.*(a)	28,963	465,146
Immunomedics, Inc.*(a)	24,696	59,517
Infinity Pharmaceuticals, Inc.*	10,345	501,422
Intercept Pharmaceuticals, Inc.*	1,608	60,139
InterMune, Inc.*(a)	28,266	255,807
Ironwood Pharmaceuticals, Inc.*(a)	26,099	477,351
Isis Pharmaceuticals, Inc.*(a)	34,800	589,512
KaloBios Pharmaceuticals, Inc.*	2,902	17,412
Keryx Biopharmaceuticals, Inc.*(a)	28,461	200,366
KYTHERA Biopharmaceuticals, Inc.*	1,774	43,215
Lexicon Pharmaceuticals, Inc.*	73,405	160,023
Ligand Pharmaceuticals, Inc., Class B*	6,033	160,780
LipoScience, Inc.*	1,969	20,694
MannKind Corp.*(a)	46,627	158,066
Maxygen, Inc.	10,065	24,257
Merrimack Pharmaceuticals, Inc.*(a)	5,449	33,239
Momenta Pharmaceuticals, Inc.*	16,262	216,935
Neurocrine Biosciences, Inc.*	23,057	279,912
NewLink Genetics Corp.*(a)	5,364	65,816
Novavax, Inc.*(a)	44,807	102,160
NPS Pharmaceuticals, Inc.*	29,938	305,068
OncoGenex Pharmaceutical, Inc.*(a)	5,058	57,307
Oncothyreon, Inc.*(a)	20,400	42,432
Opko Health, Inc.*(a)	37,129	283,294
Orexigen Therapeutics, Inc.*(a)	28,514	178,213
Osiris Therapeutics, Inc.*	5,710	59,384
PDL BioPharma, Inc.(a)	48,707	356,048
Pharmacyclics, Inc.*	18,898	1,519,588
Progenics Pharmaceuticals, Inc.*	15,693	84,585
Raptor Pharmaceutical Corp.*(a)	17,890	104,657
Regulus Therapeutics, Inc.*	4,384	33,976
Repligen Corp.*	10,788	74,545
Rigel Pharmaceuticals, Inc.*	29,529	200,502
Sangamo BioSciences, Inc.*(a)	18,272	174,680
Seattle Genetics, Inc.*	33,009	1,172,150
SIGA Technologies, Inc.*(a)	12,393	44,367
Spectrum Pharmaceuticals, Inc.(a)	20,616	153,795
Sunesis Pharmaceuticals, Inc.*(a)	10,292	56,297
Synageva BioPharma Corp.*	3,906	214,518
Synergy Pharmaceuticals, Inc.*(a)	14,307	86,844
Synta Pharmaceuticals Corp.*(a)	13,816	118,818
Targacept, Inc.*	9,755	41,751
TESARO, Inc.*	1,860	40,846
Theravance, Inc.*	21,068	497,626
Threshold Pharmaceuticals, Inc.*	15,740	72,561
Trius Therapeutics, Inc.*	10,442	71,423
Vanda Pharmaceuticals, Inc.*	9,746	38,204
Verastem, Inc.*(a)	2,299	22,116
Vical, Inc.*	26,494	105,446
XOMA Corp.*	28,164	98,292
ZIOPHARM Oncology, Inc.*(a)	23,300	42,639

		18,837,811

Building Products 0.9%
A.O. Smith Corp.	13,530	995,402
AAON, Inc.	6,475	178,645
American Woodmark Corp.*	3,382	115,090
Apogee Enterprises, Inc.	9,852	285,215
Builders FirstSource, Inc.*	15,617	91,516
Gibraltar Industries, Inc.*	10,589	193,249
Griffon Corp.	15,831	188,706
Insteel Industries, Inc.	6,227	101,625
NCI Building Systems, Inc.*	6,386	110,925
Nortek, Inc.*	2,696	192,387
Patrick Industries, Inc.*	1,444	22,757
PGT, Inc.*	6,660	45,754
Quanex Building Products Corp.	12,807	206,193
Simpson Manufacturing Co., Inc.	13,894	425,295
Trex Co., Inc.*	5,213	256,375
Universal Forest Products, Inc.	6,844	272,460
USG Corp.*	25,762	681,147

		4,362,741

Capital Markets 2.4%
Apollo Investment Corp.	70,595	590,174
Arlington Asset Investment Corp., Class A	4,956	127,914
Artio Global Investors, Inc.	10,483	28,514
BGC Partners, Inc., Class A	34,340	142,854
BlackRock Kelso Capital Corp.	25,342	253,420
Calamos Asset Management, Inc., Class A	6,720	79,094
Capital Southwest Corp.	1,032	118,680
CIFC Corp.*	2,239	18,427
Cohen & Steers, Inc.	6,424	231,714
Cowen Group, Inc., Class A*	30,435	85,827
Diamond Hill Investment Group, Inc.	941	73,219
Duff & Phelps Corp., Class A	10,885	168,826
Evercore Partners, Inc., Class A	9,949	413,878
FBR & Co.*	3,131	59,270
Fidus Investment Corp.(a)	4,637	88,799
Fifth Street Finance Corp.	36,642	403,795
Financial Engines, Inc.	16,091	582,816
FXCM, Inc., Class A	8,121	111,095
GAMCO Investors, Inc., Class A	2,241	119,020
GFI Group, Inc.	23,885	79,776

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Gladstone Capital Corp.	7,362	$67,730
Gladstone Investment Corp.	8,753	63,984
Golub Capital BDC, Inc.	6,278	103,650
Greenhill & Co., Inc.	10,106	539,458
GSV Capital Corp.*	6,869	56,738
Harris & Harris Group, Inc.*	11,131	40,072
Hercules Technology Growth Capital, Inc.	21,016	257,446
HFF, Inc., Class A	11,400	227,202
Horizon Technology Finance Corp.	2,560	37,402
ICG Group, Inc.*	13,025	162,552
INTL. FCStone, Inc.*	4,811	83,760
Investment Technology Group, Inc.*	13,508	149,128
JMP Group, Inc.	5,586	38,599
KCAP Financial, Inc.(a)	8,763	94,378
Knight Capital Group, Inc., Class A*	63,482	236,153
Ladenburg Thalmann Financial Services, Inc.*	35,842	59,498
Main Street Capital Corp.(a)	10,645	341,598
Manning & Napier, Inc.	4,769	78,879
MCG Capital Corp.	25,677	122,736
Medallion Financial Corp.	6,415	84,806
Medley Capital Corp.	10,041	159,150
MVC Capital, Inc.	8,405	107,836
New Mountain Finance Corp.	8,456	123,627
NGP Capital Resources Co.	7,573	53,844
OFS Capital Corp.	2,340	32,760
Oppenheimer Holdings, Inc., Class A	3,591	69,917
PennantPark Investment Corp.	22,738	256,712
Piper Jaffray Cos.*	5,274	180,898
Prospect Capital Corp.	69,691	760,329
Pzena Investment Management, Inc., Class A	3,623	23,549
Safeguard Scientifics, Inc.*	7,301	115,356
Solar Capital Ltd.	15,564	365,598
Solar Senior Capital Ltd.	3,859	74,093
Stellus Capital Investment Corp.(a)	3,003	44,504
Stifel Financial Corp.*	21,241	736,425
SWS Group, Inc.*	10,213	61,789
TCP Capital Corp.(a)	2,077	33,149
THL Credit, Inc.	5,075	76,024
TICC Capital Corp.	17,907	177,996
Triangle Capital Corp.(a)	9,511	266,213
Virtus Investment Partners, Inc.*	2,104	391,933
Walter Investment Management Corp.*	12,421	462,682
Westwood Holdings Group, Inc.	2,316	102,900
WhiteHorse Finance, Inc.	2,197	34,779
WisdomTree Investments, Inc.*	20,455	212,732

		11,547,676

Chemicals 2.4%
A. Schulman, Inc.	10,211	322,259
ADA-ES, Inc.*	3,161	83,988
American Vanguard Corp.	9,676	295,505
Arabian American Development Co.*	7,041	59,356
Axiall Corp.	24,139	1,500,480
Balchem Corp.	10,160	446,430
Calgon Carbon Corp.*	18,738	339,158
Chase Corp.	2,220	42,890
Chemtura Corp.*	34,272	740,618
Ferro Corp.*	30,036	202,743
Flotek Industries, Inc.*	17,200	281,220
FutureFuel Corp.	6,723	81,685
GSE Holding, Inc.*	2,736	22,599
H.B. Fuller Co.	17,332	677,335
Hawkins, Inc.	3,165	126,442
Innophos Holdings, Inc.	7,584	413,783
Innospec, Inc.	8,010	354,683
KMG Chemicals, Inc.	2,746	53,382
Koppers Holdings, Inc.	7,209	317,052
Kraton Performance Polymers, Inc.*	11,196	261,986
Landec Corp.*	8,833	127,814
LSB Industries, Inc.*	6,500	226,070
Minerals Technologies, Inc.	12,336	512,067
Olin Corp.	27,835	701,999
OM Group, Inc.*	11,248	264,103
OMNOVA Solutions, Inc.*	15,978	122,551
PolyOne Corp.	34,512	842,438
Quaker Chemical Corp.	4,501	265,649
Sensient Technologies Corp.	17,338	677,743
Stepan Co.	6,162	388,822
Tredegar Corp.	8,394	247,119
Zep, Inc.	7,725	115,952
Zoltek Cos., Inc.*(a)	9,566	114,314

		11,230,235

Commercial Banks 6.3%
1st Source Corp.	5,203	123,311
1st United Bancorp, Inc.	10,713	69,206
Access National Corp.	2,445	40,098
American National Bankshares, Inc.	2,619	56,466
Ameris Bancorp*	8,282	118,847
Ames National Corp.(a)	2,880	60,077
Arrow Financial Corp.(a)	3,657	90,108
Bancfirst Corp.	2,262	94,325
Banco Latinoamericano de Comercio Exterior SA, Class E	9,932	245,718
Bancorp, Inc. (The)*	11,198	155,092
BancorpSouth, Inc.	32,903	536,319
Bank of Kentucky Financial Corp. (The)	2,073	56,862
Bank of Marin Bancorp	1,883	75,489
Bank of the Ozarks, Inc.	10,190	451,926
Banner Corp.	6,687	212,847
Bar Harbor Bankshares	1,294	47,296
BBCN Bancorp, Inc.	27,177	354,932
Berkshire Bancorp, Inc.	1,271	10,613
Boston Private Financial Holdings, Inc.	27,274	269,467
Bridge Bancorp, Inc.	3,085	66,358
Bridge Capital Holdings*	3,294	50,201
Bryn Mawr Bank Corp.	4,031	93,842
BSB Bancorp, Inc./MA*	2,732	37,729
C&F Financial Corp.	1,050	42,997
Camden National Corp.	2,700	89,316
Capital Bank Financial Corp., Class A*	3,235	55,513

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Capital City Bank Group, Inc.*	4,178	$51,598
Cardinal Financial Corp.	10,220	185,800
Cascade Bancorp*	2,344	15,845
Cathay General Bancorp	27,398	551,248
Center Bancorp, Inc.	4,368	54,294
Centerstate Banks, Inc.	10,675	91,591
Central Pacific Financial Corp.*	7,646	120,042
Century Bancorp, Inc., Class A	1,218	41,302
Chemical Financial Corp.	9,598	253,195
Citizens & Northern Corp.	4,297	83,791
Citizens Republic Bancorp, Inc.*	13,946	314,482
City Holding Co.	5,372	213,752
CNB Financial Corp.	4,438	75,668
CoBiz Financial, Inc.	12,350	99,788
Columbia Banking System, Inc.	13,870	304,863
Community Bank System, Inc.	13,792	408,657
Community Trust Bancorp, Inc.	4,931	167,802
ConnectOne Bancorp, Inc.*	546	17,062
Crescent Financial Bancshares, Inc.*(a)	592	2,332
CVB Financial Corp.	30,793	347,037
Eagle Bancorp, Inc.*	6,684	146,313
Enterprise Bancorp, Inc.	2,122	35,968
Enterprise Financial Services Corp.	6,303	90,385
Farmers National Banc Corp.(a)	6,179	38,989
Fidelity Southern Corp.*	3,249	37,364
Financial Institutions, Inc.	4,813	96,067
First Bancorp	6,013	81,115
First Bancorp, Inc.	3,215	57,902
First BanCorp, Puerto Rico*(a)	24,270	151,202
First Busey Corp.	26,436	120,813
First California Financial Group, Inc.*	8,046	68,552
First Commonwealth Financial Corp.	34,881	260,212
First Community Bancshares, Inc.	6,065	96,130
First Connecticut Bancorp, Inc.	6,298	92,770
First Financial Bancorp	20,512	329,218
First Financial Bankshares, Inc.(a)	10,984	533,822
First Financial Corp.	3,935	123,913
First Interstate BancSystem, Inc.	5,687	106,972
First Merchants Corp.	9,981	154,406
First Midwest Bancorp, Inc.	26,096	346,555
First of Long Island Corp. (The)	2,740	81,241
FirstMerit Corp.	38,220	631,777
FNB Corp.	48,679	589,016
FNB United Corp.*(a)	3,606	35,195
German American Bancorp, Inc.(a)	4,449	102,371
Glacier Bancorp, Inc.	25,085	476,113
Great Southern Bancorp, Inc.	3,627	88,463
Guaranty Bancorp*	25,519	53,590
Hancock Holding Co.	26,558	821,173
Hanmi Financial Corp.*	10,968	175,488
Heartland Financial USA, Inc.	5,066	128,018
Heritage Commerce Corp.*	7,446	50,112
Heritage Financial Corp.	5,434	78,793
Heritage Oaks Bancorp*	6,744	38,441
Home BancShares, Inc.	7,703	290,172
HomeTrust Bancshares, Inc.*	7,226	114,171
Horizon Bancorp	2,146	43,371
Hudson Valley Holding Corp.	5,549	82,736
IBERIABANK Corp.	10,290	514,706
Independent Bank Corp.	7,801	254,235
International Bancshares Corp.	18,559	386,027
Investors Bancorp, Inc.	15,386	288,949
Lakeland Bancorp, Inc.	10,165	100,125
Lakeland Financial Corp.	5,729	152,907
MainSource Financial Group, Inc.	7,058	99,094
MB Financial, Inc.	19,033	460,028
Mercantile Bank Corp.	2,938	49,094
Merchants Bancshares, Inc.	1,841	55,479
Metro Bancorp, Inc.*	4,981	82,386
MetroCorp Bancshares, Inc.*	5,334	53,820
Middleburg Financial Corp.	1,770	34,356
MidSouth Bancorp, Inc.	3,004	48,845
MidWestOne Financial Group, Inc.	2,244	53,430
National Bank Holdings Corp., Class A	2,537	46,427
National Bankshares, Inc.(a)	2,482	86,696
National Penn Bancshares, Inc.	43,083	460,557
NBT Bancorp, Inc.	15,283	338,518
Northrim BanCorp, Inc.	2,174	48,850
Old National Bancorp	35,290	485,238
OmniAmerican Bancorp, Inc.*	3,931	99,376
Oriental Financial Group, Inc.(a)	15,869	246,128
Pacific Continental Corp.	6,373	71,186
Pacific Mercantile Bancorp*	3,310	19,364
PacWest Bancorp	10,586	308,158
Park National Corp.	3,979	277,694
Park Sterling Corp.*	15,090	85,108
Peapack Gladstone Financial Corp.	2,883	42,986
Penns Woods Bancorp, Inc.	1,373	56,252
Peoples Bancorp, Inc.	3,741	83,761
Pinnacle Financial Partners, Inc.*	12,061	281,745
Preferred Bank, Los Angeles*	4,208	66,402
PrivateBancorp, Inc.	22,429	424,132
Prosperity Bancshares, Inc.	16,546	784,115
Renasant Corp.	8,796	196,854
Republic Bancorp, Inc., Class A	3,549	80,349
S&T Bancorp, Inc.	10,120	187,625
Sandy Spring Bancorp, Inc.	8,466	170,167
SCBT Financial Corp.	5,727	288,641
Seacoast Banking Corp. of Florida*	26,300	54,967
Sierra Bancorp	4,323	56,847
Simmons First National Corp., Class A	6,010	152,173
Southside Bancshares, Inc.(a)	6,090	127,951
Southwest Bancorp, Inc.*	6,851	86,049
State Bank Financial Corp.	11,073	181,265
StellarOne Corp.	8,070	130,331
Sterling Bancorp	10,893	110,673
Sterling Financial Corp.	9,340	202,585
Suffolk Bancorp*	3,493	49,740
Sun Bancorp, Inc.*	14,214	48,470
Susquehanna Bancshares, Inc.	65,410	813,046

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
SY Bancorp, Inc.	4,299	$96,728
Taylor Capital Group, Inc.*(a)	5,767	92,214
Texas Capital Bancshares, Inc.*	13,956	564,520
Tompkins Financial Corp.	3,892	164,554
TowneBank(a)	9,221	138,038
TriCo Bancshares	5,694	97,367
Trustmark Corp.	23,295	582,608
UMB Financial Corp.	11,258	552,430
Umpqua Holdings Corp.	38,976	516,822
Union First Market Bankshares Corp.	7,100	138,876
United Bankshares, Inc.(a)	11,178	297,447
United Community Banks, Inc.*	14,564	165,156
Univest Corp. of Pennsylvania	5,901	102,795
Virginia Commerce Bancorp, Inc.*	9,330	131,087
Washington Banking Co.	5,519	76,935
Washington Trust Bancorp, Inc.	5,059	138,515
Webster Financial Corp.	25,112	609,217
WesBanco, Inc.	8,770	210,042
West Bancorporation, Inc.	5,639	62,593
West Coast Bancorp, Oregon	6,662	161,753
Westamerica Bancorporation(a)	9,738	441,424
Western Alliance Bancorp*	25,388	351,370
Wilshire Bancorp, Inc.*	21,539	146,034
Wintrust Financial Corp.(a)	12,642	468,260

		29,944,705

Commercial Services & Supplies 2.2%
A.T. Cross Co., Class A*	3,353	46,171
ABM Industries, Inc.	18,625	414,220
ACCO Brands Corp.*	39,256	262,230
Acorn Energy, Inc.(a)	6,222	45,732
ARC Document Solutions, Inc.*	12,445	37,086
Brink’s Co. (The)	16,412	463,803
Casella Waste Systems, Inc., Class A*	12,733	55,643
CECO Environmental Corp.	2,536	32,790
Cenveo, Inc.*(a)	19,147	41,166
CompX International, Inc.	613	7,767
Consolidated Graphics, Inc.*	2,612	102,129
Courier Corp.	3,425	49,354
Deluxe Corp.	17,715	733,401
EnergySolutions, Inc.*	27,840	104,400
EnerNOC, Inc.*	8,950	155,461
Ennis, Inc.	9,038	136,203
G&K Services, Inc., Class A	6,554	298,273
Healthcare Services Group, Inc.	23,331	597,974
Heritage-Crystal Clean, Inc.*(a)	2,658	40,136
Herman Miller, Inc.	20,253	560,400
HNI Corp.	15,829	561,771
InnerWorkings, Inc.*(a)	10,979	166,222
Interface, Inc.	20,330	390,743
Intersections, Inc.	3,307	31,119
Kimball International, Inc., Class B	11,257	101,988
Knoll, Inc.	16,662	302,082
McGrath RentCorp	8,602	267,522
Metalico, Inc.*	13,873	22,474
Mine Safety Appliances Co.	9,596	476,153
Mobile Mini, Inc.*	13,271	390,566
Multi-Color Corp.	4,677	120,620
NL Industries, Inc.	2,304	28,639
Performant Financial Corp.*	3,013	37,000
Quad/Graphics, Inc.	8,722	208,805
Schawk, Inc.	4,083	44,872
Standard Parking Corp.*	5,407	111,925
Steelcase, Inc., Class A	26,460	389,756
Swisher Hygiene, Inc.*(a)	39,748	51,275
Team, Inc.*	6,913	283,917
Tetra Tech, Inc.*	22,029	671,664
TMS International Corp., Class A*	4,526	59,743
TRC Cos., Inc.*	5,266	33,966
UniFirst Corp.	5,021	454,400
United Stationers, Inc.	14,117	545,622
US Ecology, Inc.	6,369	169,097
Viad Corp.	7,038	194,671

		10,300,951

Communications Equipment 1.9%
ADTRAN, Inc.	22,134	434,933
Ambient Corp.*(a)	1,183	2,898
Anaren, Inc.*	4,544	88,108
Arris Group, Inc.*	39,262	674,129
Aruba Networks, Inc.*	38,837	960,828
Aviat Networks, Inc.*	21,473	72,364
Aware, Inc.	4,165	19,284
Bel Fuse, Inc., Class B	3,729	58,210
Black Box Corp.	5,768	125,800
CalAmp Corp.*	12,159	133,384
Calix, Inc.*	13,651	111,256
Ciena Corp.*	34,447	551,497
Comtech Telecommunications Corp.	5,843	141,868
Digi International, Inc.*	9,010	80,459
Emulex Corp.*	30,092	196,501
Extreme Networks*	32,587	109,818
Finisar Corp.*	31,707	418,215
Globecomm Systems, Inc.*	7,986	95,912
Harmonic, Inc.*	40,946	237,077
Infinera Corp.*(a)	39,935	279,545
InterDigital, Inc.	14,224	680,334
Ixia*	14,645	316,918
KVH Industries, Inc.*	5,211	70,713
Loral Space & Communications, Inc.	3,814	236,010
NETGEAR, Inc.*	13,183	441,762
Numerex Corp., Class A*	3,956	50,597
Oclaro, Inc.*(a)	25,804	32,513
Oplink Communications, Inc.*	6,603	108,289
ParkerVision, Inc.*(a)	27,662	101,520
PC-Tel, Inc.	6,071	43,104
Plantronics, Inc.	14,763	652,377
Procera Networks, Inc.*	7,091	84,312

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
Ruckus Wireless, Inc.*(a)	2,949	$61,929
ShoreTel, Inc.*	16,659	60,472
Sonus Networks, Inc.*	73,881	191,352
Symmetricom, Inc.*	14,620	66,375
Tellabs, Inc.	127,082	265,601
Telular Corp.	5,719	57,533
TESSCO Technologies, Inc.	1,913	41,397
Ubiquiti Networks, Inc.	3,465	47,540
ViaSat, Inc.*(a)	13,026	630,980
Westell Technologies, Inc., Class A*	16,262	32,687

		9,066,401

Computers & Peripherals 0.7%
3D Systems Corp.*(a)	27,012	870,867
Avid Technology, Inc.*	10,310	64,644
Cray, Inc.*	13,645	316,700
Datalink Corp.*	5,353	64,664
Electronics for Imaging, Inc.*	16,110	408,550
Imation Corp.*	11,225	42,879
Immersion Corp.*	9,795	114,993
Intermec, Inc.*	20,787	204,336
Intevac, Inc.*	7,954	37,543
OCZ Technology Group, Inc.*(a)	23,990	43,182
QLogic Corp.*	31,565	366,154
Quantum Corp.*	82,071	105,051
Silicon Graphics International Corp.*	11,184	153,780
STEC, Inc.*	12,173	53,805
Super Micro Computer, Inc.*	10,076	113,758
Synaptics, Inc.*	11,693	475,788

		3,436,694

Construction & Engineering 0.9%
Aegion Corp.*	13,655	316,113
Ameresco, Inc., Class A*	6,979	51,645
Argan, Inc.	3,559	53,065
Comfort Systems USA, Inc.	13,059	184,001
Dycom Industries, Inc.*	11,711	230,589
EMCOR Group, Inc.	23,202	983,533
Furmanite Corp.*	13,051	87,311
Granite Construction, Inc.	13,450	428,248
Great Lakes Dredge & Dock Corp.	20,769	139,775
Layne Christensen Co.*	6,868	146,838
MasTec, Inc.*	19,052	555,366
Michael Baker Corp.	3,041	74,504
MYR Group, Inc.*	7,145	175,481
Northwest Pipe Co.*	3,245	90,795
Orion Marine Group, Inc.*	9,518	94,609
Pike Electric Corp.	6,099	86,789
Primoris Services Corp.	10,400	229,944
Sterling Construction Co., Inc.*	5,757	62,694
Tutor Perini Corp.*	12,429	239,880

		4,231,180

Construction Materials 0.4%
Eagle Materials, Inc.	16,993	1,132,244
Headwaters, Inc.*	25,468	277,601
Texas Industries, Inc.*(a)	7,855	495,729
United States Lime & Minerals, Inc.*	586	31,169

		1,936,743

Consumer Finance 0.9%
Asset Acceptance Capital Corp.*	5,430	36,598
Asta Funding, Inc.	3,254	31,238
Cash America International, Inc.	10,232	536,873
Credit Acceptance Corp.*	2,564	313,167
DFC Global Corp.*	15,345	255,341
Encore Capital Group, Inc.*	7,181	216,148
EZCORP, Inc., Class A*	16,727	356,285
First Cash Financial Services, Inc.*	9,976	582,000
First Marblehead Corp. (The)*	21,612	21,828
Green Dot Corp., Class A*(a)	8,388	140,163
Nelnet, Inc., Class A	8,351	282,264
Netspend Holdings, Inc.*	9,868	156,803
Nicholas Financial, Inc.	3,657	53,758
Portfolio Recovery Associates, Inc.*	5,957	756,062
Regional Management Corp.*	1,760	35,552
World Acceptance Corp.*(a)	3,395	291,529

		4,065,609

Containers & Packaging 0.3%
AEP Industries, Inc.*	1,434	102,975
Berry Plastics Group, Inc.*	10,213	194,558
Boise, Inc.	34,924	302,442
Graphic Packaging Holding Co.*	50,987	381,893
Myers Industries, Inc.	11,707	163,430
UFP Technologies, Inc.*	1,773	34,910

		1,180,208

Distributors 0.2%
Core-Mark Holding Co., Inc.	3,959	203,137
Pool Corp.	16,489	791,472
VOXX International Corp.*	6,420	68,758
Weyco Group, Inc.(a)	2,324	56,961

		1,120,328

Diversified Consumer Services 1.1%
American Public Education, Inc.*(a)	6,258	218,342
Ascent Capital Group, Inc., Class A*	4,933	367,212
Bridgepoint Education, Inc.*	5,985	61,227
Bright Horizons Family Solutions, Inc.*	4,034	136,309
Capella Education Co.*	4,401	137,047
Career Education Corp.*	18,267	43,293
Carriage Services, Inc.	5,451	115,834
Coinstar, Inc.*(a)	9,694	566,323
Collectors Universe(a)	1,854	21,822
Corinthian Colleges, Inc.*(a)	27,078	56,864
Education Management Corp.*(a)	9,283	34,069
Grand Canyon Education, Inc.*	13,872	352,210
Hillenbrand, Inc.	19,163	484,441
K12, Inc.*(a)	9,266	223,403
LifeLock, Inc.*	6,338	61,035
Lincoln Educational Services Corp.	8,118	47,571
Mac-Gray Corp.	4,164	53,299
Matthews International Corp., Class A	9,776	341,085

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Consumer Services (continued)
National American University Holdings, Inc.	3,621	$14,122
Regis Corp.(a)	19,992	363,654
Sotheby’s	23,528	880,182
Steiner Leisure Ltd.*	5,285	255,583
Stewart Enterprises, Inc., Class A	25,922	240,815
Strayer Education, Inc.(a)	4,130	199,809
Universal Technical Institute, Inc.	7,441	93,980

		5,369,531

Diversified Financial Services 0.3%
California First National Bancorp	830	14,351
Gain Capital Holdings, Inc.	5,708	25,458
MarketAxess Holdings, Inc.	12,691	473,374
Marlin Business Services Corp.	2,818	65,349
MicroFinancial, Inc.	2,744	23,132
NewStar Financial, Inc.*	9,224	122,034
PHH Corp.*	19,695	432,502
PICO Holdings, Inc.*	7,947	176,423
Resource America, Inc., Class A	4,177	41,603

		1,374,226

Diversified Telecommunication Services 0.5%
8x8, Inc.*	24,504	167,852
Atlantic Tele-Network, Inc.	3,116	151,157
Cbeyond, Inc.*	9,397	69,820
Cincinnati Bell, Inc.*	68,604	223,649
Cogent Communications Group, Inc.	16,243	428,815
Consolidated Communications Holdings, Inc.	13,890	243,770
FairPoint Communications, Inc.*	7,194	53,739
General Communication, Inc., Class A*	12,974	118,972
Hawaiian Telcom Holdco, Inc.*	3,477	80,214
HickoryTech Corp.	4,900	49,735
IDT Corp., Class B	5,344	64,449
inContact, Inc.*	12,936	104,652
Iridium Communications, Inc.*(a)	17,406	104,784
Lumos Networks Corp.	5,354	72,172
magicJack VocalTec Ltd.*(a)	4,892	68,488
Neutral Tandem, Inc.	10,006	32,720
ORBCOMM, Inc.*	12,611	65,703
Premiere Global Services, Inc.*	17,495	192,270
Primus Telecommunications Group, Inc.	4,084	45,128
Towerstream Corp.*(a)	19,339	43,126
Vonage Holdings Corp.*	48,811	141,064

		2,522,279

Electric Utilities 1.5%
ALLETE, Inc.	13,254	649,711
Cleco Corp.	21,167	995,484
El Paso Electric Co.	13,906	467,937
Empire District Electric Co. (The)	14,676	328,743
IDACORP, Inc.	17,401	839,946
MGE Energy, Inc.	8,030	445,183
Otter Tail Corp.	12,566	391,305
PNM Resources, Inc.	27,689	644,877
Portland General Electric Co.	26,244	795,981
UIL Holdings Corp.	17,604	696,942
Unitil Corp.	4,794	134,855
UNS Energy Corp.	14,001	685,209

		7,076,173

Electrical Equipment 1.2%
Acuity Brands, Inc.	14,724	1,021,109
American Superconductor Corp.*(a)	14,009	37,264
AZZ, Inc.	8,773	422,859
Belden, Inc.	15,804	816,277
Brady Corp., Class A	17,035	571,183
Capstone Turbine Corp.*(a)	104,618	94,156
Coleman Cable, Inc.	3,018	45,270
Encore Wire Corp.	5,735	200,840
EnerSys, Inc.*	16,649	758,861
Enphase Energy, Inc.*(a)	2,894	17,943
Franklin Electric Co., Inc.	16,272	546,251
FuelCell Energy, Inc.*(a)	52,420	49,474
Generac Holdings, Inc.	8,584	303,358
Global Power Equipment Group, Inc.	6,016	106,002
II-VI, Inc.*	18,192	309,992
LSI Industries, Inc.	6,902	48,176
Powell Industries, Inc.*	3,094	162,651
Preformed Line Products Co.	785	54,926
Solarcity Corp.*	4,553	85,961
Thermon Group Holdings, Inc.*	5,080	112,827
Vicor Corp.*	7,012	34,850

		5,800,230

Electronic Equipment, Instruments & Components 2.2%
Aeroflex Holding Corp.*	6,969	54,776
Agilysys, Inc.*	5,168	51,370
Anixter International, Inc.	9,798	685,076
Audience, Inc.*	2,064	31,476
Badger Meter, Inc.	5,046	270,062
Benchmark Electronics, Inc.*	20,022	360,796
Checkpoint Systems, Inc.*	14,108	184,250
Cognex Corp.	14,872	626,855
Coherent, Inc.	8,208	465,722
CTS Corp.	11,829	123,495
Daktronics, Inc.	12,577	132,058
DTS, Inc.*	6,313	104,985
Echelon Corp.*	13,558	33,082
Electro Rent Corp.	6,482	120,176
Electro Scientific Industries, Inc.	8,018	88,599
Fabrinet*	7,745	113,154
FARO Technologies, Inc.*	5,872	254,786
FEI Co.	13,172	850,253
GSI Group, Inc.*	10,231	87,270
Insight Enterprises, Inc.*	15,406	317,672
InvenSense, Inc.*(a)	12,766	136,341
KEMET Corp.*	15,734	98,338
Key Tronic Corp.*	3,681	42,184
Littelfuse, Inc.	7,507	509,350
Maxwell Technologies, Inc.*	10,187	54,908
Measurement Specialties, Inc.*	5,237	208,275
Mercury Systems, Inc.*	10,852	79,979
Mesa Laboratories, Inc.	846	44,830
Methode Electronics, Inc.	12,854	165,560

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
MTS Systems Corp.	5,569	$323,837
Multi-Fineline Electronix, Inc.*	3,084	47,586
Neonode, Inc.*(a)	7,793	44,966
Newport Corp.*	13,328	225,510
OSI Systems, Inc.*	6,894	429,427
Park Electrochemical Corp.	7,225	183,082
PC Connection, Inc.	3,135	51,257
Plexus Corp.*	12,138	295,075
Power-One, Inc.*(a)	23,134	96,006
Radisys Corp.*	7,816	38,455
RealD, Inc.*(a)	14,387	187,031
Richardson Electronics Ltd.	4,554	54,010
Rofin-Sinar Technologies, Inc.*	9,898	268,137
Rogers Corp.*	5,646	268,863
Sanmina Corp.*	28,230	320,693
ScanSource, Inc.*	9,554	269,614
SYNNEX Corp.*	9,108	336,996
TTM Technologies, Inc.*	18,442	140,159
Universal Display Corp.*(a)	13,794	405,406
Viasystems Group, Inc.*	1,285	16,756
Vishay Precision Group, Inc.*	4,329	63,593
Zygo Corp.*	5,721	84,728

		10,446,865

Energy Equipment & Services 2.1%
Basic Energy Services, Inc.*(a)	10,794	147,554
Bolt Technology Corp.	3,012	52,590
Bristow Group, Inc.	12,418	818,843
C&J Energy Services, Inc.*(a)	15,482	354,538
Cal Dive International, Inc.*(a)	33,050	59,490
Dawson Geophysical Co.*	2,763	82,890
Dril-Quip, Inc.*	13,956	1,216,545
Exterran Holdings, Inc.*	22,516	607,932
Forbes Energy Services Ltd.*	4,869	17,918
Forum Energy Technologies, Inc.*	8,273	237,931
Geospace Technologies Corp.*	4,427	477,762
Global Geophysical Services, Inc.*(a)	6,934	16,988
Gulf Island Fabrication, Inc.	4,981	104,900
GulfMark Offshore, Inc., Class A	9,309	362,679
Heckmann Corp.*(a)	48,930	209,910
Helix Energy Solutions Group, Inc.*	36,698	839,650
Hercules Offshore, Inc.*	55,057	408,523
Hornbeck Offshore Services, Inc.*	12,266	569,878
ION Geophysical Corp.*	45,847	312,218
Key Energy Services, Inc.*	52,449	423,788
Lufkin Industries, Inc.	11,667	774,572
Matrix Service Co.*	8,933	133,102
Mitcham Industries, Inc.*	4,444	75,192
Natural Gas Services Group, Inc.*	4,313	83,068
Newpark Resources, Inc.*	31,253	290,028
Parker Drilling Co.*	40,868	174,915
PHI, Inc., Non-Voting Shares*	4,553	155,758
Pioneer Energy Services Corp.*	21,425	176,756
RigNet, Inc.*	4,252	106,045
Tesco Corp.*	10,540	141,131
TETRA Technologies, Inc.*	26,993	276,948
TGC Industries, Inc.	5,116	50,648
Vantage Drilling Co.*(a)	66,290	116,007
Willbros Group, Inc.*	13,641	133,955

		10,010,652

Food & Staples Retailing 1.0%
Andersons, Inc. (The)	6,464	345,953
Arden Group, Inc., Class A	390	39,425
Casey’s General Stores, Inc.	13,231	771,367
Chefs’ Warehouse Inc. (The)*	3,847	71,054
Harris Teeter Supermarkets, Inc.	15,256	651,584
Ingles Markets, Inc., Class A	4,194	90,087
Nash Finch Co.	4,270	83,607
Natural Grocers by Vitamin Cottage, Inc.*	2,389	53,872
Pantry, Inc. (The)*	8,124	101,306
PriceSmart, Inc.	6,313	491,341
Rite Aid Corp.*	229,254	435,583
Roundy’s, Inc.	6,857	45,050
Spartan Stores, Inc.	7,481	131,292
SUPERVALU, Inc.(a)	73,805	371,977
Susser Holdings Corp.*	3,890	198,818
United Natural Foods, Inc.*	16,957	834,284
Village Super Market, Inc., Class A	2,957	99,621
Weis Markets, Inc.	3,831	155,922

		4,972,143

Food Products 1.6%
Alico, Inc.	1,246	57,627
Annie’s, Inc.*	1,737	66,458
B&G Foods, Inc.	18,265	556,900
Boulder Brands, Inc.*	20,494	184,036
Calavo Growers, Inc.	4,134	118,977
Cal-Maine Foods, Inc.	5,020	213,651
Chiquita Brands International, Inc.*	16,075	124,742
Darling International, Inc.*	40,846	733,594
Diamond Foods, Inc.*(a)	7,685	129,569
Dole Food Co., Inc.*	12,447	135,672
Farmer Bros. Co.*	2,403	35,324
Fresh Del Monte Produce, Inc.	13,243	357,296
Griffin Land & Nurseries, Inc.	1,004	30,170
Hain Celestial Group, Inc. (The)*(a)	12,801	781,885
Inventure Foods, Inc.*	4,672	36,348
J&J Snack Foods Corp.	5,138	395,061
John B. Sanfilippo & Son, Inc.	2,799	55,924
Lancaster Colony Corp.	6,412	493,724
Lifeway Foods, Inc.(a)	1,629	22,643
Limoneira Co.	3,252	62,829
Omega Protein Corp.*	6,780	72,885
Pilgrim’s Pride Corp.*	20,973	192,742
Post Holdings, Inc.*	9,106	390,921
Sanderson Farms, Inc.	7,974	435,540
Seaboard Corp.	105	293,999
Seneca Foods Corp., Class A*	2,886	95,296
Snyders-Lance, Inc.	15,328	387,185
Tootsie Roll Industries, Inc.(a)	8,470	253,335
TreeHouse Foods, Inc.*	12,483	813,267

		7,527,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Gas Utilities 1.0%
Chesapeake Utilities Corp.	3,345	$164,072
Delta Natural Gas Co., Inc.	2,205	48,201
Laclede Group, Inc. (The)	7,849	335,152
New Jersey Resources Corp.	14,457	648,397
Northwest Natural Gas Co.	9,329	408,797
Piedmont Natural Gas Co., Inc.	26,206	861,653
South Jersey Industries, Inc.	10,576	587,920
Southwest Gas Corp.	16,038	761,164
WGL Holdings, Inc.	17,933	790,845

		4,606,201

Health Care Equipment & Supplies 3.0%
Abaxis, Inc.	7,537	356,651
ABIOMED, Inc.*(a)	11,582	216,236
Accuray, Inc.*(a)	24,967	115,847
Align Technology, Inc.*	24,961	836,443
Alphatec Holdings, Inc.*	18,817	39,704
Analogic Corp.	4,261	336,704
AngioDynamics, Inc.*	8,582	98,092
Anika Therapeutics, Inc.*	4,094	59,445
Antares Pharma, Inc.*(a)	37,297	133,523
ArthroCare Corp.*	9,611	334,078
AtriCure, Inc.*	6,104	48,344
Atrion Corp.	549	105,402
Cantel Medical Corp.	7,372	221,602
Cardiovascular Systems, Inc.*(a)	6,349	130,027
Cerus Corp.*	22,165	97,969
Conceptus, Inc.*	10,912	263,525
CONMED Corp.	9,831	334,844
CryoLife, Inc.	9,607	57,738
Cyberonics, Inc.*	9,570	447,972
Cynosure, Inc., Class A*	4,328	113,264
Derma Sciences, Inc.*(a)	3,861	46,641
DexCom, Inc.*	23,824	398,337
Endologix, Inc.*	19,229	310,548
EnteroMedics, Inc.*	12,097	12,097
Exactech, Inc.*	3,005	62,173
Globus Medical, Inc., Class A*(a)	3,254	47,769
Greatbatch, Inc.*	8,215	245,382
Haemonetics Corp.*	17,606	733,466
Hansen Medical, Inc.*(a)	18,929	38,047
HeartWare International, Inc.*(a)	5,653	499,895
ICU Medical, Inc.*	4,349	256,374
Insulet Corp.*	18,183	470,212
Integra LifeSciences Holdings Corp.*	6,774	264,254
Invacare Corp.	11,036	144,020
MAKO Surgical Corp.*(a)	13,667	152,387
Masimo Corp.	17,346	340,328
Meridian Bioscience, Inc.	14,355	327,581
Merit Medical Systems, Inc.*	14,600	178,996
Natus Medical, Inc.*	10,315	138,634
Navidea Biopharmaceuticals, Inc.*(a)	37,042	100,384
Neogen Corp.*	8,174	405,185
NuVasive, Inc.*	15,005	319,757
NxStage Medical, Inc.*	17,964	202,634
OraSure Technologies, Inc.*	18,551	100,175
Orthofix International NV*	6,504	233,298
Palomar Medical Technologies, Inc.*	6,797	91,691
PhotoMedex, Inc.*(a)	4,596	73,950
Quidel Corp.*(a)	9,799	232,726
Rochester Medical Corp.*	3,555	51,974
Rockwell Medical, Inc.*(a)	8,807	34,876
RTI Biologics, Inc.*	19,622	77,311
Solta Medical, Inc.*	23,723	52,191
Spectranetics Corp.*	11,928	221,026
Staar Surgical Co.*	12,863	72,419
STERIS Corp.	20,093	836,070
SurModics, Inc.*	4,487	122,271
Symmetry Medical, Inc.*	12,700	145,415
Tornier NV*	5,398	101,752
Unilife Corp.*(a)	30,870	67,297
Utah Medical Products, Inc.	1,089	53,110
Vascular Solutions, Inc.*	5,644	91,546
Volcano Corp.*	18,514	412,122
West Pharmaceutical Services, Inc.	11,772	764,474
Wright Medical Group, Inc.*	15,242	362,912
ZELTIQ Aesthetics, Inc.*(a)	6,167	23,558

		14,264,675

Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc.*	9,378	275,619
Accretive Health, Inc.*	19,674	199,888
Air Methods Corp.	13,374	645,162
Almost Family, Inc.	2,864	58,512
Amedisys, Inc.*(a)	10,527	117,060
AMN Healthcare Services, Inc.*	15,413	243,988
Amsurg Corp.*	10,985	369,535
Assisted Living Concepts, Inc., Class A	6,773	80,531
Bio-Reference Labs, Inc.*(a)	8,535	221,739
BioScrip, Inc.*	15,227	193,535
Capital Senior Living Corp.*	9,796	258,908
Centene Corp.*	17,888	787,788
Chemed Corp.	6,684	534,586
Chindex International, Inc.*	4,004	55,015
CorVel Corp.*	2,192	108,482
Cross Country Healthcare, Inc.*	9,503	50,461
Emeritus Corp.*	10,678	296,742
Ensign Group, Inc. (The)	6,032	201,469
ExamWorks Group, Inc.*(a)	10,135	175,538
Five Star Quality Care, Inc.*	14,553	97,360
Gentiva Health Services, Inc.*	10,503	113,642
Hanger, Inc.*	11,857	373,851
HealthSouth Corp.*	33,201	875,510
Healthways, Inc.*	11,548	141,463
IPC The Hospitalist Co., Inc.*	5,753	255,893
Kindred Healthcare, Inc.*	18,349	193,215
Landauer, Inc.	3,284	185,152
LHC Group, Inc.*	5,123	110,093
Magellan Health Services, Inc.*	9,476	450,773

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.*	10,411	$321,388
MWI Veterinary Supply, Inc.*	4,418	584,325
National HealthCare Corp.	3,666	167,610
National Research Corp.	861	49,972
Owens & Minor, Inc.	22,075	718,762
PDI, Inc.*	3,470	20,473
PharMerica Corp.*	10,303	144,242
Providence Service Corp. (The)*	4,503	83,261
Select Medical Holdings Corp.	12,052	108,468
Skilled Healthcare Group, Inc., Class A*	6,614	43,454
Team Health Holdings, Inc.*	9,857	358,598
Triple-S Management Corp., Class B*	6,711	116,906
U.S. Physical Therapy, Inc.	4,069	109,253
Universal American Corp.	13,157	109,598
Vanguard Health Systems, Inc.*	11,059	164,447
WellCare Health Plans, Inc.*	14,971	867,719

		11,639,986

Health Care Technology 0.8%
athenahealth, Inc.*(a)	12,448	1,207,954
Computer Programs & Systems, Inc.	3,841	207,837
Greenway Medical Technologies, Inc.*(a)	2,734	43,471
HealthStream, Inc.*	6,771	155,327
HMS Holdings Corp.*	29,850	810,427
MedAssets, Inc.*	20,246	389,735
Medidata Solutions, Inc.*	8,099	469,580
Merge Healthcare, Inc.*(a)	20,455	59,115
Omnicell, Inc.*	11,659	220,122
Quality Systems, Inc.	13,739	251,149
Vocera Communications, Inc.*(a)	2,412	55,476

		3,870,193

Hotels, Restaurants & Leisure 3.1%
AFC Enterprises, Inc.*	8,462	307,424
Ameristar Casinos, Inc.	11,465	300,727
Biglari Holdings, Inc.*	418	155,993
BJ’s Restaurants, Inc.*	8,519	283,512
Bloomin’ Brands, Inc.*	6,344	113,367
Bluegreen Corp.*	5,110	50,282
Bob Evans Farms, Inc.	10,119	431,272
Boyd Gaming Corp.*(a)	19,454	160,885
Bravo Brio Restaurant Group, Inc.*	6,812	107,834
Buffalo Wild Wings, Inc.*	6,450	564,568
Caesars Entertainment Corp.*(a)	12,768	202,500
Carrols Restaurant Group, Inc.*	5,416	28,109
CEC Entertainment, Inc.	6,354	208,094
Cheesecake Factory, Inc. (The)	18,760	724,324
Churchill Downs, Inc.	4,510	315,880
Chuy’s Holdings, Inc.*	2,298	74,869
Cracker Barrel Old Country Store, Inc.	6,684	540,401
Del Frisco’s Restaurant Group, Inc.*	1,906	31,640
Denny’s Corp.*	33,522	193,422
DineEquity, Inc.	5,312	365,412
Domino’s Pizza, Inc.	20,116	1,034,767
Einstein Noah Restaurant Group, Inc.	2,114	31,351
Fiesta Restaurant Group, Inc.*	5,588	148,473
Frisch’s Restaurants, Inc.	920	16,505
Ignite Restaurant Group, Inc.*	2,269	33,309
International Speedway Corp., Class A	9,613	314,153
Interval Leisure Group, Inc.	13,466	292,751
Isle of Capri Casinos, Inc.*	7,263	45,684
Jack in the Box, Inc.*	15,353	531,060
Jamba, Inc.*	28,376	80,872
Krispy Kreme Doughnuts, Inc.*	20,674	298,533
Life Time Fitness, Inc.*	14,887	636,866
Luby’s, Inc.*	7,008	52,420
Marcus Corp.	6,410	80,061
Marriott Vacations Worldwide Corp.*	9,230	396,059
Monarch Casino & Resort, Inc.*	3,028	29,462
Morgans Hotel Group Co.*	7,640	45,229
MTR Gaming Group, Inc.*	7,780	25,674
Multimedia Games Holding Co., Inc.*	9,503	198,328
Nathan’s Famous, Inc.*	949	40,095
Orient-Express Hotels Ltd., Class A*	33,595	331,247
Papa John’s International, Inc.*	5,874	363,131
Pinnacle Entertainment, Inc.*	20,455	299,052
Premier Exhibitions, Inc.*	9,352	24,876
Red Lion Hotels Corp.*	4,843	34,434
Red Robin Gourmet Burgers, Inc.*	5,100	232,560
Ruby Tuesday, Inc.*	22,074	162,685
Ruth’s Hospitality Group, Inc.*	12,356	117,876
Scientific Games Corp., Class A*	17,990	157,413
SHFL Entertainment, Inc.*	19,088	316,288
Six Flags Entertainment Corp.	12,883	933,760
Sonic Corp.*	19,829	255,398
Speedway Motorsports, Inc.	4,027	72,446
Texas Roadhouse, Inc.	21,692	437,961
Town Sports International Holdings, Inc.	8,002	75,699
Vail Resorts, Inc.	12,504	779,249
WMS Industries, Inc.*	19,138	482,469

		14,568,711

Household Durables 1.2%
American Greetings Corp., Class A(a)	10,983	176,826
Bassett Furniture Industries, Inc.	3,791	60,504
Beazer Homes USA, Inc.*(a)	8,589	136,050
Blyth, Inc.(a)	3,590	62,322
Cavco Industries, Inc.*	2,396	113,978
CSS Industries, Inc.	3,411	88,584
Ethan Allen Interiors, Inc.(a)	8,419	277,153
Flexsteel Industries, Inc.	1,551	38,372
Helen of Troy Ltd.*	11,001	421,998
Hooker Furniture Corp.(a)	3,656	58,277
Hovnanian Enterprises, Inc., Class A*(a)	35,649	205,695
iRobot Corp.*	9,515	244,155
KB Home	27,295	594,212
La-Z-Boy, Inc.	17,981	339,301
Libbey, Inc.*	7,109	137,417
Lifetime Brands, Inc.	3,377	38,532

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Household Durables (continued)
M.D.C. Holdings, Inc.	13,318	$488,105
M/I Homes, Inc.*	8,380	204,891
Meritage Homes Corp.*	10,641	498,637
NACCO Industries, Inc., Class A	1,912	102,024
Ryland Group, Inc. (The)	15,516	645,776
Skullcandy, Inc.*	5,804	30,645
Standard Pacific Corp.*(a)	40,329	348,443
TRI Pointe Homes, Inc.*	5,408	108,971
Universal Electronics, Inc.*	5,162	120,017
Zagg, Inc.*(a)	8,867	64,552

		5,605,437

Household Products 0.2%
Central Garden and Pet Co., Class A*	13,315	109,449
Harbinger Group, Inc.*	14,224	117,490
Oil-Dri Corp. of America	1,784	48,579
Orchids Paper Products Co.	2,049	47,803
Spectrum Brands Holdings, Inc.	7,973	451,192
WD-40 Co.	5,534	303,097

		1,077,610

Independent Power Producers & Energy Traders 0.1%
American DG Energy, Inc.*	8,481	17,810
Atlantic Power Corp.(a)	41,541	204,797
Genie Energy Ltd., Class B	4,899	45,365
Ormat Technologies, Inc.(a)	6,212	128,278

		396,250

Industrial Conglomerates 0.1%
Raven Industries, Inc.	12,562	422,209

Information Technology Services 1.8%
Acxiom Corp.*	26,666	543,986
CACI International, Inc., Class A*	7,887	456,421
Cardtronics, Inc.*	15,350	421,511
Cass Information Systems, Inc.	3,563	149,789
CIBER, Inc.*	25,531	119,996
Computer Task Group, Inc.	5,308	113,538
Convergys Corp.	37,901	645,454
CSG Systems International, Inc.*	11,778	249,576
EPAM Systems, Inc.*	1,754	40,745
Euronet Worldwide, Inc.*	17,614	463,953
ExlService Holdings, Inc.*	8,101	266,361
Forrester Research, Inc.	4,917	155,623
Global Cash Access Holdings, Inc.*	14,888	104,960
Hackett Group, Inc. (The)	8,553	39,087
Heartland Payment Systems, Inc.	13,463	443,875
Higher One Holdings, Inc.*(a)	9,618	85,504
iGATE Corp.*	11,151	209,750
Innodata, Inc.*	7,269	25,078
Lionbridge Technologies, Inc.*	19,833	76,754
ManTech International Corp., Class A(a)	7,964	213,993
Mattersight Corp.*(a)	3,260	13,985
MAXIMUS, Inc.	11,789	942,766
ModusLink Global Solutions, Inc.*	13,904	45,883
MoneyGram International, Inc.*	7,555	136,746
PRGX Global, Inc.*	7,901	54,912
Sapient Corp.*	42,783	521,525
ServiceSource International, Inc.*	17,188	121,519
Syntel, Inc.	5,344	360,827
TeleTech Holdings, Inc.*	7,516	159,414
Unisys Corp.*	15,188	345,527
Virtusa Corp.*	6,447	153,181
WEX, Inc.*	13,495	1,059,358

		8,741,597

Insurance 2.4%
Alterra Capital Holdings Ltd.	29,786	938,259
American Equity Investment Life Holding Co.	21,873	325,689
American Safety Insurance Holdings Ltd.*	3,172	79,173
AMERISAFE, Inc.	6,306	224,115
Amtrust Financial Services, Inc.(a)	9,329	323,250
Argo Group International Holdings Ltd.	8,951	370,392
Baldwin & Lyons, Inc., Class B	3,165	75,295
Citizens, Inc.*	13,681	114,784
CNO Financial Group, Inc.	69,879	800,115
Crawford & Co., Class B	9,331	70,822
Donegal Group, Inc., Class A	2,782	42,481
Eastern Insurance Holdings, Inc.	2,158	40,484
eHealth, Inc.*	7,261	129,827
EMC Insurance Group, Inc.	1,617	42,576
Employers Holdings, Inc.	10,996	257,856
Enstar Group Ltd.*	2,915	362,305
FBL Financial Group, Inc., Class A	3,362	130,647
First American Financial Corp.	36,899	943,508
Fortegra Financial Corp.*	2,665	23,345
Global Indemnity PLC*	3,570	82,824
Greenlight Capital Re Ltd., Class A*	9,753	238,461
Hallmark Financial Services*	5,033	45,297
Health Insurance Innovations, Inc., Class A*	1,439	21,715
Hilltop Holdings, Inc.*	13,786	185,973
Homeowners Choice, Inc.	2,900	79,025
Horace Mann Educators Corp.	13,828	288,314
Independence Holding Co.	2,849	29,003
Infinity Property & Casualty Corp.	4,102	230,532
Investors Title Co.	373	25,763
Kansas City Life Insurance Co.	1,455	56,934
Maiden Holdings Ltd.	17,470	185,007
Meadowbrook Insurance Group, Inc.	17,734	125,025
Montpelier Re Holdings Ltd.	16,493	429,643
National Financial Partners Corp.*	14,119	316,689
National Interstate Corp.	2,212	66,316
National Western Life Insurance Co., Class A	762	134,112
Navigators Group, Inc. (The)*	3,449	202,629
OneBeacon Insurance Group Ltd., Class A	7,631	103,171
Phoenix Cos., Inc. (The)*	2,009	61,817
Platinum Underwriters Holdings Ltd.	11,395	635,955
Primerica, Inc.	15,399	504,779
RLI Corp.	7,371	529,606
Safety Insurance Group, Inc.	4,417	217,096
Selective Insurance Group, Inc.	19,031	456,934
State Auto Financial Corp.	5,184	90,305
Stewart Information Services Corp.	6,902	175,794

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Symetra Financial Corp.	26,908	$360,836
Tower Group International Ltd.	13,576	250,477
United Fire Group, Inc.	7,042	179,360
Universal Insurance Holdings, Inc.	6,690	32,447

		11,636,762

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	9,159	45,520
Blue Nile, Inc.*	4,336	149,375
CafePress, Inc.*	1,635	9,826
Geeknet, Inc.*	1,626	24,016
HSN, Inc.	12,396	680,045
Kayak Software Corp.*	1,203	48,072
Nutrisystem, Inc.	10,019	84,961
Orbitz Worldwide, Inc.*(a)	8,086	46,171
Overstock.com, Inc.*	4,022	49,551
PetMed Express, Inc.(a)	7,070	94,844
Shutterfly, Inc.*	12,418	548,503
US Auto Parts Network, Inc.*	5,579	6,695
Vitacost.com, Inc.*(a)	7,832	56,626

		1,844,205

Internet Software & Services 2.3%
Active Network, Inc. (The)*	13,328	55,844
Angie’s List, Inc.*(a)	12,353	244,095
Bankrate, Inc.*	16,028	191,374
Bazaarvoice, Inc.*(a)	3,714	27,187
Blucora, Inc.*	13,870	214,708
Brightcove, Inc.*	2,161	13,420
Carbonite, Inc.*	3,931	43,044
comScore, Inc.*	12,234	205,287
Constant Contact, Inc.*	10,640	138,107
Cornerstone OnDemand, Inc.*	11,674	398,083
CoStar Group, Inc.*	9,793	1,071,942
Dealertrack Technologies, Inc.*	14,731	432,797
Demand Media, Inc.*(a)	10,385	89,623
Demandware, Inc.*	2,280	57,798
Dice Holdings, Inc.*	14,699	148,901
Digital River, Inc.*	12,882	182,151
E2open, Inc.*	1,574	31,386
EarthLink, Inc.	36,839	199,667
Envestnet, Inc.*	7,283	127,525
ExactTarget, Inc.*	3,419	79,560
Internap Network Services Corp.*	18,398	172,021
IntraLinks Holdings, Inc.*	12,631	80,333
iPass, Inc.*	17,447	34,545
j2 Global, Inc.	16,084	630,654
Keynote Systems, Inc.	5,474	76,417
Limelight Networks, Inc.*(a)	19,850	40,891
Liquidity Services, Inc.*(a)	8,179	243,816
LivePerson, Inc.*	19,098	259,351
LogMeIn, Inc.*	7,732	148,609
Marchex, Inc., Class B	8,181	34,442
Market Leader, Inc.*	7,787	69,772
MeetMe, Inc.*(a)	6,805	15,515
Millennial Media, Inc.*	4,108	26,086
Monster Worldwide, Inc.*	42,216	214,035
Move, Inc.*	13,615	162,699
NIC, Inc.	22,373	428,667
OpenTable, Inc.*(a)	7,834	493,385
Perficient, Inc.*	11,153	130,044
QuinStreet, Inc.*	11,324	67,604
RealNetworks, Inc.*	7,728	59,583
Responsys, Inc.*	12,494	110,572
Saba Software, Inc.*	10,307	81,941
SciQuest, Inc.*	6,170	148,327
Spark Networks, Inc.*	3,728	26,245
SPS Commerce, Inc.*	4,283	182,756
Stamps.com, Inc.*	4,650	116,111
Support.com, Inc.*	17,022	71,152
Synacor, Inc.*(a)	2,456	7,343
TechTarget, Inc.*	5,291	25,873
Travelzoo, Inc.*	2,449	52,335
Trulia, Inc.*	2,734	85,793
United Online, Inc.	31,372	189,173
Unwired Planet, Inc.*	29,742	66,027
ValueClick, Inc.*	26,071	770,398
VistaPrint NV*(a)	11,851	458,160
Vocus, Inc.*	7,208	101,993
Web.com Group, Inc.*	12,160	207,693
WebMD Health Corp.*	17,558	427,011
XO Group, Inc.*	9,199	91,990
Xoom Corp.*	2,467	56,346
Yelp, Inc.*	2,940	69,707
Zix Corp.*	21,365	76,487

		10,764,401

IT Services 0.0%†
Sykes Enterprises, Inc.*	13,583	216,785

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	4,384	191,581
Black Diamond, Inc.*	7,347	66,931
Brunswick Corp.	31,026	1,061,710
Callaway Golf Co.	22,526	149,122
JAKKS Pacific, Inc.	7,691	80,679
Johnson Outdoors, Inc., Class A*	1,934	46,106
LeapFrog Enterprises, Inc.*	17,574	150,433
Marine Products Corp.	3,757	27,651
Smith & Wesson Holding Corp.*(a)	22,555	202,995
Steinway Musical Instruments, Inc.*	2,387	57,336
Sturm Ruger & Co., Inc.	6,657	337,710

		2,372,254

Life Sciences Tools & Services 0.4%
Affymetrix, Inc.*(a)	24,565	115,947

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services (continued)
BG Medicine, Inc.*(a)	5,074	$9,438
Cambrex Corp.*	10,313	131,903
Fluidigm Corp.*	8,389	155,280
Furiex Pharmaceuticals, Inc.*	2,589	97,036
Harvard Bioscience, Inc.*	8,722	49,279
Luminex Corp.*	14,477	239,160
Pacific Biosciences of California, Inc.*	13,156	32,759
PAREXEL International Corp.*	20,793	821,531
Sequenom, Inc.*(a)	39,719	164,834

		1,817,167

Machinery 3.2%
Accuride Corp.*	16,423	88,520
Actuant Corp., Class A	25,298	774,625
Alamo Group, Inc.	2,381	91,073
Albany International Corp., Class A	9,589	277,122
Altra Holdings, Inc.	9,333	254,044
American Railcar Industries, Inc.	3,282	153,401
Ampco-Pittsburgh Corp.	2,986	56,465
Astec Industries, Inc.	6,966	243,322
Barnes Group, Inc.	18,846	545,215
Blount International, Inc.*	16,961	226,938
Briggs & Stratton Corp.	16,909	419,343
Cascade Corp.	3,247	210,990
Chart Industries, Inc.*	10,384	830,824
CIRCOR International, Inc.	6,026	256,105
CLARCOR, Inc.	17,447	913,874
Columbus McKinnon Corp.*	6,717	129,302
Commercial Vehicle Group, Inc.*	8,512	66,394
Douglas Dynamics, Inc.	7,722	106,718
Dynamic Materials Corp.	4,711	81,971
Eastern Co. (The)	1,976	34,659
Energy Recovery, Inc.*	15,486	57,298
EnPro Industries, Inc.*	7,142	365,456
ESCO Technologies, Inc.	9,272	378,854
ExOne Co. (The)*	2,084	69,814
Federal Signal Corp.*	21,629	176,060
Flow International Corp.*	16,713	65,348
FreightCar America, Inc.	4,155	90,662
Gorman-Rupp Co. (The)	5,264	158,183
Graham Corp.	3,496	86,491
Greenbrier Cos., Inc. (The)*	7,921	179,886
Hardinge, Inc.	3,907	53,252
Hurco Cos., Inc.*	2,251	61,295
Hyster-Yale Materials Handling, Inc.	3,809	217,456
John Bean Technologies Corp.	9,910	205,633
Kadant, Inc.*	4,095	102,375
Kaydon Corp.	11,059	282,889
LB Foster Co., Class A	3,138	138,982
Lindsay Corp.	4,416	389,403
Lydall, Inc.*	5,895	90,488
Meritor, Inc.*	33,776	159,761
Met-Pro Corp.	5,104	52,724
Middleby Corp.*	6,501	989,127
Miller Industries, Inc.	3,852	61,825
Mueller Industries, Inc.	6,882	366,742
Mueller Water Products, Inc., Class A	54,500	323,185
NN, Inc.*	5,926	56,060
Omega Flex, Inc.	949	16,313
PMFG, Inc.*	7,098	43,795
Proto Labs, Inc.*	1,816	89,166
RBC Bearings, Inc.*	7,695	389,059
Rexnord Corp.*	10,005	212,406
Sauer-Danfoss, Inc.	4,046	236,408
Standex International Corp.	4,386	242,195
Sun Hydraulics Corp.	7,210	234,397
Tennant Co.	6,537	317,437
Titan International, Inc.	18,557	391,182
Trimas Corp.*	11,182	363,080
Twin Disc, Inc.	2,963	74,312
Wabash National Corp.*	23,768	241,483
Watts Water Technologies, Inc., Class A	9,762	468,478
Woodward, Inc.	24,011	954,677

		15,214,542

Marine 0.0%†
Genco Shipping & Trading Ltd.*	11,123	32,034
International Shipholding Corp.	1,942	35,344
Rand Logistics, Inc.*	6,062	37,130

		104,508

Media 1.3%
Arbitron, Inc.	9,193	430,876
Beasley Broadcasting Group, Inc., Class A	1,173	6,921
Belo Corp., Class A	32,507	319,544
Carmike Cinemas, Inc.*	6,155	111,528
Central European Media Enterprises Ltd., Class A*(a)	12,573	53,058
Crown Media Holdings, Inc., Class A*	12,232	25,076
Cumulus Media, Inc., Class A*(a)	21,246	71,599
Daily Journal Corp.*(a)	311	34,521
Digital Generation, Inc.*(a)	9,489	61,014
E.W. Scripps Co. (The), Class A*	10,344	124,438
Entercom Communications Corp., Class A*	8,535	63,500
Entravision Communications Corp., Class A	17,833	56,887
Fisher Communications, Inc.	3,057	119,957
Global Sources Ltd.*	6,516	49,261
Harte-Hanks, Inc.	15,596	121,493
Journal Communications, Inc., Class A*	13,960	93,811
LIN TV Corp., Class A*	10,698	117,571
Lions Gate Entertainment Corp.*	27,612	656,337
Live Nation Entertainment, Inc.*	48,614	601,355
Martha Stewart Living Omnimedia, Class A*	9,414	24,853
McClatchy Co. (The), Class A*(a)	20,327	58,948
MDC Partners, Inc., Class A	8,890	143,751
Meredith Corp.(a)	12,595	481,885
National CineMedia, Inc.	19,505	307,789
New York Times Co. (The), Class A*	47,234	462,893
Nexstar Broadcasting Group, Inc., Class A	3,888	69,984
Outdoor Channel Holdings, Inc.	5,195	46,339

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
ReachLocal, Inc.*	3,522	$52,689
Reading International, Inc., Class A*	6,008	33,645
Rentrak Corp.*	3,262	71,699
Saga Communications, Inc., Class A	1,641	75,913
Salem Communications Corp., Class A	3,518	27,898
Scholastic Corp.	8,995	239,717
Shutterstock, Inc.*	1,817	81,729
Sinclair Broadcast Group, Inc., Class A	17,491	354,018
Valassis Communications, Inc.(a)	13,817	412,714
Value Line, Inc.	553	5,209
World Wrestling Entertainment, Inc., Class A	9,434	83,208

		6,153,628

Metals & Mining 1.3%
AK Steel Holding Corp.(a)	47,123	155,977
AM Castle & Co.*(a)	5,843	102,253
AMCOL International Corp.	8,765	264,615
Century Aluminum Co.*	17,797	137,749
Coeur d’Alene Mines Corp.*	31,253	589,432
General Moly, Inc.*(a)	23,473	51,875
Globe Specialty Metals, Inc.	21,271	296,092
Gold Resource Corp.(a)	10,333	134,639
Golden Minerals Co.*(a)	11,230	26,728
Golden Star Resources Ltd.*(a)	89,556	143,290
Handy & Harman Ltd.*	1,919	29,534
Haynes International, Inc.	4,248	234,914
Hecla Mining Co.	99,339	392,389
Horsehead Holding Corp.*	15,279	166,236
Kaiser Aluminum Corp.	6,694	432,767
Materion Corp.	7,090	202,065
McEwen Mining, Inc.*	75,212	215,106
Metals USA Holdings Corp.	4,084	84,335
Midway Gold Corp.*(a)	43,508	53,080
Noranda Aluminum Holding Corp.	11,464	51,473
Olympic Steel, Inc.	3,127	74,735
Paramount Gold and Silver Corp.*(a)	45,913	102,386
Revett Minerals, Inc.*(a)	8,562	19,521
RTI International Metals, Inc.*	10,531	333,727
Schnitzer Steel Industries, Inc., Class A	8,762	233,595
Stillwater Mining Co.*	40,224	520,096
SunCoke Energy, Inc.*	24,313	397,031
U.S. Silica Holdings, Inc.(a)	4,122	97,197
Universal Stainless & Alloy*	2,378	86,440
US Antimony Corp.*(a)	18,811	32,543
Vista Gold Corp.*(a)	21,022	45,408
Worthington Industries, Inc.	18,155	562,442

		6,269,670

Multiline Retail 0.2%
Bon-Ton Stores, Inc. (The)(a)	4,457	57,941
Fred’s, Inc., Class A	12,757	174,516
Gordmans Stores, Inc.*	2,910	34,076
Saks, Inc.*(a)	36,019	413,138
Tuesday Morning Corp.*	14,518	112,659

		792,330

Multi-Utilities 0.4%
Avista Corp.	20,390	558,686
Black Hills Corp.	15,323	674,825
CH Energy Group, Inc.	5,183	338,917
NorthWestern Corp.	12,655	504,428

		2,076,856

Oil, Gas & Consumable Fuels 3.9%
Abraxas Petroleum Corp.*(a)	28,635	66,147
Adams Resources & Energy, Inc.	748	38,148
Alon USA Energy, Inc.	3,727	70,999
Amyris, Inc.*(a)	10,699	32,953
Apco Oil and Gas International, Inc.	3,120	38,688
Approach Resources, Inc.*(a)	11,560	284,492
Arch Coal, Inc.(a)	73,745	400,435
Berry Petroleum Co., Class A	18,191	842,061
Bill Barrett Corp.*(a)	16,715	338,813
Bonanza Creek Energy, Inc.*	3,465	133,992
BPZ Resources, Inc.*(a)	36,511	82,880
Callon Petroleum Co.*	13,777	50,975
Carrizo Oil & Gas, Inc.*	13,747	354,260
Ceres, Inc.*	2,227	7,750
Clayton Williams Energy, Inc.*	2,023	88,466
Clean Energy Fuels Corp.*(a)	22,986	298,818
Cloud Peak Energy, Inc.*	21,198	398,098
Comstock Resources, Inc.*	16,727	271,814
Contango Oil & Gas Co.	4,446	178,240
Crimson Exploration, Inc.*	7,220	20,649
Crosstex Energy, Inc.	14,184	273,184
CVR Energy, Inc.	5,770	297,847
Delek US Holdings, Inc.	5,919	233,564
Diamondback Energy, Inc.*	4,966	133,287
Emerald Oil, Inc.*	5,364	37,763
Endeavour International Corp.*(a)	15,879	46,843
Energy XXI (Bermuda) Ltd.	27,393	745,637
EPL Oil & Gas, Inc.*	9,631	258,207
Evolution Petroleum Corp.*	5,830	59,175
Forest Oil Corp.*	40,832	214,776
Frontline Ltd.*(a)	18,114	42,387
FX Energy, Inc.*	18,713	62,876
GasLog Ltd.	8,289	106,597
Gastar Exploration Ltd.*	20,191	35,536
Gevo, Inc.*(a)	10,244	22,947
Goodrich Petroleum Corp.*(a)	9,089	142,243
Green Plains Renewable Energy, Inc.*	8,542	97,720
Gulfport Energy Corp.*	26,461	1,212,708
Halcon Resources Corp.*	38,715	301,590
Hallador Energy Co.	2,262	15,608
Harvest Natural Resources, Inc.*(a)	13,343	46,834
Isramco, Inc.*	364	36,087
KiOR, Inc., Class A*(a)	9,090	42,269
Knightsbridge Tankers Ltd.(a)	8,416	69,011
Kodiak Oil & Gas Corp.*	91,569	832,362
Magnum Hunter Resources Corp.*(a)	51,196	205,296

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.*	4,850	$42,971
McMoRan Exploration Co.*	35,257	576,452
Midstates Petroleum Co., Inc.*	8,349	71,384
Miller Energy Resources, Inc.*(a)	10,654	39,526
Nordic American Tankers Ltd.(a)	18,418	212,728
Northern Oil and Gas, Inc.*	22,067	317,323
Oasis Petroleum, Inc.*	27,748	1,056,366
Panhandle Oil and Gas, Inc., Class A	2,398	68,703
PDC Energy, Inc.*	10,396	515,330
Penn Virginia Corp.	19,013	76,813
PetroQuest Energy, Inc.*	19,687	87,410
Quicksilver Resources, Inc.*	40,611	91,375
Renewable Energy Group, Inc.*	2,552	19,625
Rentech, Inc.	74,287	174,574
Resolute Energy Corp.*	16,710	192,332
REX American Resources Corp.*	1,969	43,554
Rex Energy Corp.*	14,994	247,101
Rosetta Resources, Inc.*	18,371	874,092
Sanchez Energy Corp.*(a)	4,023	80,138
Saratoga Resources, Inc.*(a)	6,516	17,333
Scorpio Tankers, Inc.*	37,729	336,543
SemGroup Corp., Class A*	14,544	752,216
Ship Finance International Ltd.(a)	16,939	298,804
Solazyme, Inc.*(a)	11,403	89,057
Stone Energy Corp.*	17,187	373,817
Swift Energy Co.*	14,956	221,498
Synergy Resources Corp.*	13,505	92,644
Targa Resources Corp.	10,069	684,289
Teekay Tankers Ltd., Class A	22,322	63,618
Triangle Petroleum Corp.*	15,526	102,472
Uranerz Energy Corp.*(a)	22,470	28,537
Uranium Energy Corp.*(a)	29,939	65,866
VAALCO Energy, Inc.*	20,068	152,316
W&T Offshore, Inc.	12,074	171,451
Warren Resources, Inc.*	25,016	80,301
Western Refining, Inc.	19,932	705,792
Westmoreland Coal Co.*	3,776	42,895
ZaZa Energy Corp.*(a)	8,959	16,216

		18,654,494

Paper & Forest Products 0.9%
Boise Cascade Co.*	4,648	157,753
Buckeye Technologies, Inc.	13,687	409,925
Clearwater Paper Corp.*	8,117	427,685
Deltic Timber Corp.	3,781	259,830
KapStone Paper and Packaging Corp.	14,031	390,062
Louisiana-Pacific Corp.*	47,777	1,031,983
Neenah Paper, Inc.	5,492	168,934
P.H. Glatfelter Co.	14,855	347,310
Resolute Forest Products*	28,138	455,273
Schweitzer-Mauduit International, Inc.	10,840	419,833
Wausau Paper Corp.	15,292	164,848

		4,233,436

Personal Products 0.3%
Elizabeth Arden, Inc.*	8,744	351,946
Female Health Co. (The)	6,854	49,623
Inter Parfums, Inc.	5,685	138,884
Medifast, Inc.*	4,287	98,258
Nature’s Sunshine Products, Inc.	3,940	60,046
Nutraceutical International Corp.	3,047	52,865
Prestige Brands Holdings, Inc.*	17,467	448,727
Revlon, Inc., Class A*	3,959	88,523
Star Scientific, Inc.*(a)	50,195	83,324
Synutra International, Inc.*	6,210	29,187
USANA Health Sciences, Inc.*(a)	1,887	91,199

		1,492,582

Pharmaceuticals 1.4%
Acura Pharmaceuticals, Inc.*(a)	4,340	9,244
Akorn, Inc.*	19,754	273,198
Ampio Pharmaceuticals, Inc.*(a)	8,977	41,025
Auxilium Pharmaceuticals, Inc.*	16,806	290,408
AVANIR Pharmaceuticals, Inc., Class A*(a)	47,620	130,479
BioDelivery Sciences International, Inc.*(a)	9,114	38,370
Cadence Pharmaceuticals, Inc.*(a)	20,923	139,975
Cempra, Inc.*	1,635	11,036
Corcept Therapeutics, Inc.*(a)	16,980	33,960
Cornerstone Therapeutics, Inc.*	3,040	21,493
Cumberland Pharmaceuticals, Inc.*	3,991	19,875
Depomed, Inc.*	19,544	114,723
Endocyte, Inc.*	10,372	129,131
Hi-Tech Pharmacal Co., Inc.	3,752	124,229
Horizon Pharma, Inc.*(a)	13,058	35,387
Impax Laboratories, Inc.*	23,265	359,212
Jazz Pharmaceuticals PLC*	14,425	806,502
Lannett Co., Inc.*	5,629	56,909
Medicines Co. (The)*	19,146	639,859
Nektar Therapeutics*	39,818	437,998
Obagi Medical Products, Inc.*	6,110	120,672
Omeros Corp.*(a)	8,901	36,672
Optimer Pharmaceuticals, Inc.*(a)	16,322	194,232
Pacira Pharmaceuticals, Inc.*(a)	6,416	185,166
Pain Therapeutics, Inc.*	13,411	46,000
Pernix Therapeutics Holdings, Inc.*	3,274	16,239
Pozen, Inc.*	9,152	48,231
Questcor Pharmaceuticals, Inc.(a)	18,678	607,782
Repros Therapeutics, Inc.*(a)	6,429	103,507
Sagent Pharmaceuticals, Inc.*	3,235	56,774
Santarus, Inc.*	19,018	329,582
SciClone Pharmaceuticals, Inc.*	19,836	91,246
Sucampo Pharmaceuticals, Inc., Class A*	3,727	24,374
Supernus Pharmaceuticals, Inc.*(a)	1,355	7,615
Transcept Pharmaceuticals, Inc.*	4,513	21,617
Ventrus Biosciences, Inc.*(a)	6,388	19,100
ViroPharma, Inc.*	22,888	575,862
Vivus, Inc.*(a)	34,644	381,084
XenoPort, Inc.*	14,967	107,014
Zogenix, Inc.*(a)	19,037	34,267

		6,720,049

Professional Services 1.3%
Acacia Research Corp.*	17,255	520,583
Advisory Board Co. (The)*	11,909	625,461
Barrett Business Services, Inc.	2,439	128,438

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Professional Services (continued)
CBIZ, Inc.*	13,274	$84,688
CDI Corp.	4,822	82,938
Corporate Executive Board Co. (The)	11,639	676,924
CRA International, Inc.*	3,623	81,046
Dolan Co. (The)*	11,020	26,338
Exponent, Inc.	4,651	250,875
Franklin Covey Co.*	4,894	71,110
FTI Consulting, Inc.*	14,566	548,555
GP Strategies Corp.*	5,135	122,521
Heidrick & Struggles International, Inc.	6,267	93,692
Hill International, Inc.*	7,688	22,987
Hudson Global, Inc.*	11,573	45,598
Huron Consulting Group, Inc.*	7,957	320,826
ICF International, Inc.*	6,948	188,986
Insperity, Inc.	7,834	222,251
Kelly Services, Inc., Class A	9,258	172,939
Kforce, Inc.	9,502	155,548
Korn/Ferry International*	16,613	296,708
Mistras Group, Inc.*	5,433	131,533
Navigant Consulting, Inc.*	18,004	236,573
Odyssey Marine Exploration, Inc.*(a)	26,569	86,615
On Assignment, Inc.*	14,920	377,625
Pendrell Corp.*	53,079	88,111
Resources Connection, Inc.	14,765	187,515
RPX Corp.*	7,324	103,342
TrueBlue, Inc.*	14,035	296,700
VSE Corp.	1,441	36,011
WageWorks, Inc.*	2,540	63,576

		6,346,613

Real Estate Investment Trusts (REITs) 9.0%
Acadia Realty Trust	18,426	511,690
AG Mortgage Investment Trust, Inc.	9,432	240,233
Agree Realty Corp.	4,440	133,644
Alexander’s, Inc.	730	240,674
American Assets Trust, Inc.	11,512	368,499
American Capital Mortgage Investment Corp.	20,538	530,907
AmREIT, Inc., Class B	1,296	25,220
Anworth Mortgage Asset Corp.	48,328	305,916
Apollo Commercial Real Estate Finance, Inc.	10,570	185,926
Apollo Residential Mortgage, Inc.	10,805	240,843
Ares Commercial Real Estate Corp.	2,671	45,193
ARMOUR Residential REIT, Inc.	130,186	850,115
Ashford Hospitality Trust, Inc.	18,609	230,007
Associated Estates Realty Corp.	17,084	318,446
Campus Crest Communities, Inc.	22,263	309,456
CapLease, Inc.	26,224	167,047
Capstead Mortgage Corp.	34,215	438,636
Cedar Realty Trust, Inc.	20,893	127,656
Chatham Lodging Trust	5,896	103,829
Chesapeake Lodging Trust	16,777	384,864
Colonial Properties Trust	30,581	691,436
Colony Financial, Inc.	22,486	499,189
Coresite Realty Corp.	7,142	249,827
Cousins Properties, Inc.	31,950	341,545
CreXus Investment Corp.	23,421	304,941
CubeSmart	46,282	731,256
CyrusOne, Inc.	6,490	148,232
CYS Investments, Inc.	61,009	716,246
DCT Industrial Trust, Inc.	95,102	703,755
DiamondRock Hospitality Co.	65,407	608,939
DuPont Fabros Technology, Inc.	21,327	517,606
Dynex Capital, Inc.	19,056	203,518
EastGroup Properties, Inc.	10,382	604,232
Education Realty Trust, Inc.	39,192	412,692
EPR Properties	16,286	847,686
Equity One, Inc.	19,123	458,378
Excel Trust, Inc.	15,689	214,155
FelCor Lodging Trust, Inc.*	43,233	257,236
First Industrial Realty Trust, Inc.	37,200	637,236
First Potomac Realty Trust	17,810	264,122
Franklin Street Properties Corp.	25,298	369,857
Geo Group, Inc. (The)	24,708	929,515
Getty Realty Corp.(a)	8,946	180,799
Gladstone Commercial Corp.	3,886	75,660
Glimcher Realty Trust	48,560	563,296
Government Properties Income Trust	14,884	382,965
Gramercy Capital Corp.*	16,273	84,782
Gyrodyne Co. of America, Inc.	351	25,802
Healthcare Realty Trust, Inc.	30,353	861,722
Hersha Hospitality Trust	59,917	349,915
Highwoods Properties, Inc.	27,184	1,075,671
Hudson Pacific Properties, Inc.	14,885	323,749
Inland Real Estate Corp.	26,833	270,745
Invesco Mortgage Capital, Inc.	46,469	993,972
Investors Real Estate Trust	31,007	306,039
iStar Financial, Inc.*	29,339	319,502
JAVELIN Mortgage Investment Corp.	2,545	50,009
Kite Realty Group Trust	22,336	150,545
LaSalle Hotel Properties	33,185	842,235
Lexington Realty Trust	52,834	623,441
LTC Properties, Inc.	10,596	431,575
Medical Properties Trust, Inc.	51,873	832,043
Monmouth Real Estate Investment Corp., Class A	14,151	157,784
National Health Investors, Inc.	8,523	557,830
New York Mortgage Trust, Inc.	17,035	128,444
NorthStar Realty Finance Corp.	67,360	638,573
Omega Healthcare Investors, Inc.	38,997	1,183,949

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
One Liberty Properties, Inc.	4,037	$87,684
Parkway Properties, Inc.	9,078	168,397
Pebblebrook Hotel Trust	21,123	544,762
Pennsylvania Real Estate Investment Trust	19,468	377,485
PennyMac Mortgage Investment Trust	20,532	531,573
Potlatch Corp.	14,040	643,874
PS Business Parks, Inc.	6,402	505,246
RAIT Financial Trust	20,958	167,035
Ramco-Gershenson Properties Trust	20,556	345,341
Redwood Trust, Inc.	27,516	637,821
Resource Capital Corp.	37,231	246,097
Retail Opportunity Investments Corp.	19,970	279,780
RLJ Lodging Trust	42,409	965,229
Rouse Properties, Inc.	7,715	139,642
Ryman Hospitality Properties, Inc.(a)	11,386	520,910
Sabra Health Care REIT, Inc.	12,896	374,113
Saul Centers, Inc.	2,647	115,780
Select Income REIT	3,918	103,631
Silver Bay Realty Trust Corp.	16,413	339,756
Sovran Self Storage, Inc.	10,546	680,112
Spirit Realty Capital, Inc.	11,600	220,400
STAG Industrial, Inc.	12,732	270,810
Starwood Property Trust, Inc.	47,090	1,307,218
Strategic Hotels & Resorts, Inc.*	62,929	525,457
Summit Hotel Properties, Inc.	19,624	205,463
Sun Communities, Inc.	12,399	611,643
Sunstone Hotel Investors, Inc.*	56,338	693,521
Terreno Realty Corp.	6,464	116,223
Two Harbors Investment Corp.	124,273	1,567,083
UMH Properties, Inc.	5,076	52,131
Universal Health Realty Income Trust	4,149	239,439
Urstadt Biddle Properties, Inc., Class A	8,711	189,551
Washington Real Estate Investment Trust	23,110	643,382
Western Asset Mortgage Capital Corp.	6,470	150,363
Whitestone REIT	4,578	69,311
Winthrop Realty Trust	10,211	128,454
ZAIS Financial Corp.*	1,846	38,083

		42,684,247

Real Estate Management & Development 0.2%
AV Homes, Inc.*	3,470	46,255
Consolidated-Tomoka Land Co.	1,524	59,817
Forestar Group, Inc.*	12,037	263,129
Kennedy-Wilson Holdings, Inc.	17,029	264,120
Tejon Ranch Co.*	4,640	138,179
Thomas Properties Group, Inc.	11,007	56,466
Zillow, Inc., Class A*(a)	1,204	65,822

		893,788

Road & Rail 1.3%
AMERCO	3,009	522,182
Arkansas Best Corp.	8,908	104,045
Avis Budget Group, Inc.*	36,869	1,026,064
Celadon Group, Inc.	6,959	145,165
Genesee & Wyoming, Inc., Class A*	15,400	1,433,894
Heartland Express, Inc.	16,681	222,525
Knight Transportation, Inc.	20,112	323,803
Marten Transport Ltd.	5,365	107,997
Old Dominion Freight Line, Inc.*	24,748	945,374
Patriot Transportation Holding, Inc.*	2,189	60,898
Quality Distribution, Inc.*	7,487	62,966
Roadrunner Transportation Systems, Inc.*	4,885	112,355
Saia, Inc.*	5,548	200,671
Swift Transportation Co.*	27,445	389,170
Universal Truckload Services, Inc.*	1,906	44,467
Werner Enterprises, Inc.	15,365	370,911

		6,072,487

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc.*	13,789	252,339
Alpha & Omega Semiconductor Ltd.*	5,890	52,303
Ambarella, Inc.*	2,119	33,184
Amkor Technology, Inc.*(a)	25,392	101,568
ANADIGICS, Inc.*	28,098	56,196
Applied Micro Circuits Corp.*	22,727	168,634
ATMI, Inc.*	11,075	248,412
Axcelis Technologies, Inc.*	37,248	46,560
AXT, Inc.*	11,573	34,025
Brooks Automation, Inc.	23,053	234,680
Cabot Microelectronics Corp.*	8,176	284,116
Cavium, Inc.*	17,265	670,055
Ceva, Inc.*	8,131	126,844
Cirrus Logic, Inc.*	22,402	509,645
Cohu, Inc.	8,508	79,635
Cymer, Inc.*	10,744	1,032,498
Diodes, Inc.*	12,290	257,844
DSP Group, Inc.*	7,545	60,888
Entegris, Inc.*	47,672	470,046
Entropic Communications, Inc.*	30,361	123,569
Exar Corp.*	12,901	135,461
First Solar, Inc.*(a)	20,918	563,949
FormFactor, Inc.*	17,175	80,723
GSI Technology, Inc.*	7,116	46,894
GT Advanced Technologies, Inc.*(a)	41,283	135,821
Hittite Microwave Corp.*	10,934	662,163
Inphi Corp.*	8,071	84,342
Integrated Device Technology, Inc.*	49,407	369,070

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Integrated Silicon Solution, Inc.*	9,591	$87,949
Intermolecular, Inc.*	4,801	48,970
International Rectifier Corp.*	24,018	507,981
Intersil Corp., Class A	44,283	385,705
IXYS Corp.	8,551	82,004
Kopin Corp.*	23,298	86,203
Lattice Semiconductor Corp.*	41,086	223,919
LTX-Credence Corp.*	17,203	103,906
M/A-COM Technology Solutions Holdings, Inc.*	2,076	33,361
Mattson Technology, Inc.*	20,999	28,979
MaxLinear, Inc., Class A*	7,812	48,434
MEMC Electronic Materials, Inc.*	80,214	352,942
Micrel, Inc.	16,860	177,199
Microsemi Corp.*	30,836	714,470
Mindspeed Technologies, Inc.*	12,363	41,169
MKS Instruments, Inc.	18,237	496,046
Monolithic Power Systems, Inc.	11,120	270,994
MoSys, Inc.*	11,673	54,980
Nanometrics, Inc.*	8,219	118,600
NeoPhotonics Corp.*	7,009	35,816
NVE Corp.*	1,688	95,237
OmniVision Technologies, Inc.*	18,192	250,686
PDF Solutions, Inc.*	8,448	135,337
Peregrine Semiconductor Corp.*(a)	2,107	20,585
Pericom Semiconductor Corp.*	8,200	55,842
Photronics, Inc.*	20,918	139,732
PLX Technology, Inc.*	15,681	71,505
Power Integrations, Inc.	9,852	427,675
QuickLogic Corp.*(a)	15,224	37,451
Rambus, Inc.*	38,354	215,166
RF Micro Devices, Inc.*	96,630	514,072
Rubicon Technology, Inc.*	6,035	39,831
Rudolph Technologies, Inc.*	11,120	130,994
Semtech Corp.*	22,741	804,804
Sigma Designs, Inc.*	11,373	55,387
Silicon Image, Inc.*	26,847	130,476
Spansion, Inc., Class A*	16,753	215,611
STR Holdings, Inc.*	10,685	23,186
SunPower Corp.*(a)	13,909	160,510
Supertex, Inc.	3,593	79,801
Tessera Technologies, Inc.	18,020	337,875
TriQuint Semiconductor, Inc.*	58,542	295,637
Ultra Clean Holdings, Inc.*	9,474	61,581
Ultratech, Inc.*	9,099	359,683
Veeco Instruments, Inc.*(a)	13,493	517,187
Volterra Semiconductor Corp.*	8,753	124,293

		16,121,235

Software 3.7%
Accelrys, Inc.*	19,234	187,724
ACI Worldwide, Inc.*	13,801	674,317
Actuate Corp.*	17,262	103,572
Advent Software, Inc.*	10,952	306,327
American Software, Inc., Class A	8,246	68,607
Aspen Technology, Inc.*	32,493	1,049,199
AVG Technologies NV*(a)	2,864	39,867
Blackbaud, Inc.	15,698	465,132
Bottomline Technologies, Inc.*	13,069	372,597
BroadSoft, Inc.*(a)	9,546	252,683
Callidus Software, Inc.*(a)	12,711	58,089
CommVault Systems, Inc.*	15,511	1,271,592
Comverse, Inc.*	7,604	213,216
Digimarc Corp.	2,486	54,617
Ebix, Inc.(a)	9,823	159,329
Ellie Mae, Inc.*	8,778	211,111
Envivio, Inc.*	2,939	4,996
EPIQ Systems, Inc.	10,984	154,106
ePlus, Inc.	1,365	63,077
Exa Corp.*	2,014	19,173
Fair Isaac Corp.	11,902	543,802
FalconStor Software, Inc.*	11,432	30,638
FleetMatics Group plc*	3,154	76,484
Gerber Scientific, Inc.*(b)	8,390	0
Glu Mobile, Inc.*(a)	18,698	55,720
Guidance Software, Inc.*	4,994	54,185
Guidewire Software, Inc.*	7,116	273,539
Imperva, Inc.*	3,563	137,175
Infoblox, Inc.*	2,804	60,847
Interactive Intelligence Group, Inc.*	5,098	226,096
Jive Software, Inc.*(a)	5,952	90,470
Manhattan Associates, Inc.*	7,052	523,893
Mentor Graphics Corp.	32,338	583,701
MicroStrategy, Inc., Class A*	2,958	298,995
Monotype Imaging Holdings, Inc.	12,703	301,696
Netscout Systems, Inc.*	12,749	313,243
Pegasystems, Inc.	5,969	167,610
Pervasive Software, Inc.*	4,361	39,990
Progress Software Corp.*	20,082	457,468
Proofpoint, Inc.*	2,181	36,772
PROS Holdings, Inc.*	7,627	207,226
PTC, Inc.*	41,519	1,058,319
QAD, Inc., Class A	2,216	28,453
QLIK Technologies, Inc.*	29,645	765,730
Qualys, Inc.*	3,058	37,736
RealPage, Inc.*(a)	12,431	257,446
Rosetta Stone, Inc.*	3,657	56,245
Sapiens International Corp. NV	4,434	24,121
Seachange International, Inc.*	10,030	119,257
Sourcefire, Inc.*	10,266	608,055
SS&C Technologies Holdings, Inc.*	11,751	352,295
Synchronoss Technologies, Inc.*	9,595	297,733
Take-Two Interactive Software, Inc.*	27,159	438,618
Tangoe, Inc.*	10,446	129,426
Telenav, Inc.*	5,888	37,978
TiVo, Inc.*	43,331	536,871
Tyler Technologies, Inc.*	10,453	640,351
Ultimate Software Group, Inc.*	9,246	963,063
VASCO Data Security International, Inc.*	9,806	82,763
Verint Systems, Inc.*	17,437	637,322
VirnetX Holding Corp.*(a)	14,585	279,594
Websense, Inc.*	12,921	193,815

		17,754,072

Specialty Retail 3.4%
Aeropostale, Inc.*	28,239	384,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
America’s Car-Mart, Inc.*	2,784	$130,124
Ann, Inc.*	16,952	491,947
Asbury Automotive Group, Inc.*	9,670	354,792
Barnes & Noble, Inc.*(a)	9,926	163,283
bebe stores, inc.	12,709	52,997
Big 5 Sporting Goods Corp.	5,811	90,710
Body Central Corp.*	5,567	52,330
Brown Shoe Co., Inc.	14,882	238,112
Buckle, Inc. (The)	9,640	449,706
Cabela’s, Inc.*	16,201	984,697
Cato Corp. (The), Class A	9,452	228,171
Children’s Place Retail Stores, Inc. (The)*	8,410	376,936
Citi Trends, Inc.*	5,152	52,705
Conn’s, Inc.*(a)	5,879	211,056
Destination Maternity Corp.	4,616	108,014
Destination XL Group, Inc.*	14,724	74,945
Express, Inc.*	31,071	553,375
Finish Line, Inc. (The), Class A	17,658	345,920
Five Below, Inc.*	3,845	145,687
Francesca’s Holdings Corp.*(a)	12,082	346,270
Genesco, Inc.*	8,499	510,705
Group 1 Automotive, Inc.	7,958	478,037
Haverty Furniture Cos., Inc.	6,719	138,143
hhgregg, Inc.*(a)	5,055	55,858
Hibbett Sports, Inc.*	9,159	515,377
Hot Topic, Inc.	14,670	203,620
Jos. A. Bank Clothiers, Inc.*(a)	9,661	385,474
Kirkland’s, Inc.*	4,701	53,874
Lithia Motors, Inc., Class A	7,534	357,714
Lumber Liquidators Holdings, Inc.*	9,566	671,725
MarineMax, Inc.*	7,156	97,250
Mattress Firm Holding Corp.*(a)	3,856	133,186
Men’s Wearhouse, Inc. (The)	17,685	591,033
Monro Muffler Brake, Inc.(a)	10,728	426,009
New York & Co., Inc.*	9,819	40,160
Office Depot, Inc.*	98,608	387,529
OfficeMax, Inc.	30,081	349,240
Orchard Supply Hardware Stores Corp., Class A*(a)	729	2,887
Penske Automotive Group, Inc.	14,736	491,593
Pep Boys-Manny, Moe & Jack (The)*	18,352	216,370
Perfumania Holdings, Inc.*	1,920	11,059
Pier 1 Imports, Inc.	33,742	776,066
RadioShack Corp.(a)	34,933	117,375
Rent-A-Center, Inc.	20,618	761,629
Restoration Hardware Holdings, Inc.*(a)	1,938	67,830
rue21, inc.*	5,349	157,207
Select Comfort Corp.*	19,707	389,607
Shoe Carnival, Inc.	4,932	100,810
Sonic Automotive, Inc., Class A	14,797	327,902
Stage Stores, Inc.	10,657	275,803
Stein Mart, Inc.	9,547	80,004
Systemax, Inc.	3,746	37,085
Tilly’s, Inc., Class A*	3,147	40,030
Vitamin Shoppe, Inc.*	10,224	499,442
West Marine, Inc.*	5,309	60,682
Wet Seal, Inc. (The), Class A*	31,510	95,160
Winmark Corp.	798	50,266
Zumiez, Inc.*(a)	7,647	175,116

		15,964,684

Textiles, Apparel & Luxury Goods 1.3%
Cherokee, Inc.	2,885	39,525
Columbia Sportswear Co.(a)	4,222	244,369
Crocs, Inc.*	31,236	462,918
Culp, Inc.	2,941	46,791
Delta Apparel, Inc.*	2,417	39,808
Fifth & Pacific Cos., Inc.*	41,631	785,993
G-III Apparel Group Ltd.*	5,753	230,753
Iconix Brand Group, Inc.*(a)	22,516	582,489
Jones Group, Inc. (The)	28,530	362,902
K-Swiss, Inc., Class A*	9,044	42,869
Maidenform Brands, Inc.*	8,127	142,466
Movado Group, Inc.	6,108	204,740
Oxford Industries, Inc.	4,870	258,597
Perry Ellis International, Inc.	4,159	75,652
Quiksilver, Inc.*	45,373	275,414
RG Barry Corp.	3,082	41,268
Skechers U.S.A., Inc., Class A*	13,195	279,074
Steven Madden Ltd.*	13,635	588,214
True Religion Apparel, Inc.	8,963	234,024
Tumi Holdings, Inc.*	7,500	157,050
Unifi, Inc.*	4,847	92,578
Vera Bradley, Inc.*(a)	6,964	164,559
Wolverine World Wide, Inc.(a)	16,905	750,075

		6,102,128

Thrifts & Mortgage Finance 1.8%
Astoria Financial Corp.	30,416	299,902
Bank Mutual Corp.	16,435	90,886
BankFinancial Corp.	7,391	59,793
Beneficial Mutual Bancorp, Inc.*	11,395	117,369
Berkshire Hills Bancorp, Inc.	8,479	216,554
BofI Holding, Inc.*	3,830	137,420
Brookline Bancorp, Inc.	24,517	224,085
Cape Bancorp, Inc.	4,053	37,125
Charter Financial Corp.	2,400	30,696
Clifton Savings Bancorp, Inc.	3,086	38,452
Dime Community Bancshares, Inc.	10,984	157,730
Doral Financial Corp.*	43,896	30,934
ESB Financial Corp.	3,636	49,777
ESSA Bancorp, Inc.	3,587	38,883
EverBank Financial Corp.	7,801	120,135
Federal Agricultural Mortgage Corp., Class C	3,462	106,595
First Defiance Financial Corp.	3,358	78,309
First Federal Bancshares of Arkansas, Inc.*	1,115	11,150
First Financial Holdings, Inc.	5,722	119,933
First Financial Northwest, Inc.*	5,404	42,205
First PacTrust Bancorp, Inc.	3,863	44,038
Flushing Financial Corp.	10,811	183,138
Fox Chase Bancorp, Inc.	4,574	77,255
Franklin Financial Corp.	4,648	84,826
Heritage Financial Group, Inc.	2,704	39,154
Hingham Institution for Savings(a)	384	26,765

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Home Bancorp, Inc.*	2,257	$42,003
Home Federal Bancorp, Inc.	5,193	66,470
Home Loan Servicing Solutions Ltd.	18,540	432,538
HomeStreet, Inc.*	3,136	70,058
Kearny Financial Corp.*	5,313	54,193
Meridian Interstate Bancorp, Inc.*	2,952	55,350
MGIC Investment Corp.*	109,344	541,253
NASB Financial, Inc.*(a)	1,347	28,354
Nationstar Mortgage Holdings, Inc.*(a)	6,696	247,082
Northfield Bancorp, Inc.	7,270	82,587
Northwest Bancshares, Inc.	34,035	431,904
OceanFirst Financial Corp.	5,016	72,331
Ocwen Financial Corp.*	37,374	1,417,222
Oritani Financial Corp.	15,885	246,059
Peoples Federal Bancshares, Inc.(a)	1,939	37,035
Provident Financial Holdings, Inc.	3,277	55,742
Provident Financial Services, Inc.	21,000	320,670
Provident New York Bancorp	13,471	122,182
Radian Group, Inc.(a)	60,016	642,771
Rockville Financial, Inc.	9,995	129,535
Roma Financial Corp.	2,617	42,029
SI Financial Group, Inc.	3,448	41,686
Simplicity Bancorp, Inc.	2,744	41,242
Territorial Bancorp, Inc.	3,861	91,815
Tree.com, Inc.	2,095	38,737
TrustCo Bank Corp.	32,982	184,040
United Financial Bancorp, Inc.	7,013	106,598
ViewPoint Financial Group, Inc.	11,746	236,212
Walker & Dunlop, Inc.*	4,092	73,533
Waterstone Financial, Inc.*	2,335	19,310
Westfield Financial, Inc.	7,924	61,649
WSFS Financial Corp.	2,644	128,604

		8,623,903

Tobacco 0.2%
Alliance One International, Inc.*	30,370	118,139
Universal Corp.(a)	8,083	452,971
Vector Group Ltd.	19,306	311,213

		882,323

Trading Companies & Distributors 1.0%
Aceto Corp.	9,297	102,918
Aircastle Ltd.	19,248	263,313
Applied Industrial Technologies, Inc.	14,653	659,385
Beacon Roofing Supply, Inc.*	16,300	630,158
BlueLinx Holdings, Inc.*(a)	11,105	31,649
CAI International, Inc.*	5,010	144,388
DXP Enterprises, Inc.*	3,053	228,059
Edgen Group, Inc.*	5,249	37,950
H&E Equipment Services, Inc.	9,991	203,817
Houston Wire & Cable Co.	6,234	80,730
Kaman Corp.	9,166	325,118
Rush Enterprises, Inc., Class A*	11,532	278,152
SeaCube Container Leasing Ltd.	3,817	87,638
TAL International Group, Inc.	10,151	459,942
Textainer Group Holdings Ltd.(a)	4,797	189,721
Titan Machinery, Inc.*(a)	5,864	162,726
Watsco, Inc.	10,215	859,899
Willis Lease Finance Corp.*	1,689	25,538

		4,771,101

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	6,105	89,866

Water Utilities 0.3%
American States Water Co.	6,568	378,120
Artesian Resources Corp., Class A	2,685	60,332
Cadiz, Inc.*	4,604	31,123
California Water Service Group	16,053	319,455
Connecticut Water Service, Inc.	3,559	104,030
Consolidated Water Co., Ltd.	5,135	50,836
Middlesex Water Co.	5,489	107,145
SJW Corp.	4,917	130,300
York Water Co. (The)	4,590	86,292

		1,267,633

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*(a)	5,457	30,123
Leap Wireless International, Inc.*(a)	18,793	110,691
NTELOS Holdings Corp.	5,155	66,035
Shenandoah Telecommunications Co.	8,374	127,536
USA Mobility, Inc.	7,682	101,940

		436,325

Total Common Stocks (cost $369,098,603)		468,781,498

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring at an exercise price of $10.50 on 10/14/2013*(a)	3,727	484

Total Warrant (cost $–)		484

Mutual Funds 1.3%

	Shares	Market Value
Equity Fund 0.0%†
Firsthand Technology Value Fund, Inc.*	2,880	$55,555

Money Market Fund 1.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (c)	6,255,208	6,255,208

Total Mutual Funds (cost $6,305,440)		6,310,763

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

Repurchase Agreements 7.6%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.18%, dated 03/28/13, due 04/01/13, repurchase price $35,0000,525, collateralized by U.S. Government Agency Securities, ranging from 0.17% - 1.38%, maturing 03/27/14 - 03/09/18; total market value $35,700,102. (d)	$35,000,000	$35,000,000
Credit Suisse (USA) LLC, 0.20%, dated 03/28/13, due 04/01/13, repurchase price $1,352,152, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 05/15/13 - 02/15/43; total market value $1,379,172. (d)	1,352,130	1,352,130

Total Repurchase Agreements (cost $36,352,130)		36,352,130

Total Investments (cost $411,756,173) (e) — 107.4%		511,444,875
Liabilities in excess of other assets — (7.4%)		(35,347,327)

NET ASSETS — 100.0%		$476,097,548

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2013. The total value of securities on loan at March 31, 2013 was $35,197,096.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of March 31, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31, 2013 was $36,352,130.
(e)	At March 31, 2013, the tax basis cost of the Fund’s investments was $422,984,315, tax unrealized appreciation and depreciation were $122,343,810 and $(33,883,250), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

At March 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
78	Russell 2000 Mini Future	06/21/13	$7,401,420	$174,518

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations. The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$7,578,797	$—	$—	$7,578,797
Air Freight & Logistics	1,731,049	—	—	1,731,049
Airlines	4,504,272	—	—	4,504,272
Auto Components	4,209,964	—	—	4,209,964
Automobiles	209,806	—	—	209,806
Beverages	619,686	—	—	619,686
Biotechnology	18,837,811	—	—	18,837,811
Building Products	4,362,741	—	—	4,362,741
Capital Markets	11,547,676	—	—	11,547,676
Chemicals	11,230,235	—	—	11,230,235
Commercial Banks	29,944,705	—	—	29,944,705
Commercial Services & Supplies	10,300,951	—	—	10,300,951
Communications Equipment	9,066,401	—	—	9,066,401
Computers & Peripherals	3,436,694	—	—	3,436,694
Construction & Engineering	4,231,180	—	—	4,231,180
Construction Materials	1,936,743	—	—	1,936,743
Consumer Finance	4,065,609	—	—	4,065,609
Containers & Packaging	1,180,208	—	—	1,180,208
Distributors	1,120,328	—	—	1,120,328
Diversified Consumer Services	5,369,531	—	—	5,369,531
Diversified Financial Services	1,374,226	—	—	1,374,226
Diversified Telecommunication Services	2,522,279	—	—	2,522,279
Electric Utilities	7,076,173	—	—	7,076,173

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electrical Equipment	$5,800,230	$—	$—	$5,800,230
Electronic Equipment, Instruments & Components	10,446,865	—	—	10,446,865
Energy Equipment & Services	10,010,652	—	—	10,010,652
Food & Staples Retailing	4,972,143	—	—	4,972,143
Food Products	7,527,600	—	—	7,527,600
Gas Utilities	4,606,201	—	—	4,606,201
Health Care Equipment & Supplies	14,264,675	—	—	14,264,675
Health Care Providers & Services	11,639,986	—	—	11,639,986
Health Care Technology	3,870,193	—	—	3,870,193
Hotels, Restaurants & Leisure	14,568,711	—	—	14,568,711
Household Durables	5,605,437	—	—	5,605,437
Household Products	1,077,610	—	—	1,077,610
Independent Power Producers & Energy Traders	396,250	—	—	396,250
Industrial Conglomerates	422,209	—	—	422,209
Information Technology Services	8,741,597	—	—	8,741,597
Insurance	11,636,762	—	—	11,636,762
Internet & Catalog Retail	1,844,205	—	—	1,844,205
Internet Software & Services	10,764,401	—	—	10,764,401
IT Services	216,785	—	—	216,785
Leisure Equipment & Products	2,372,254	—	—	2,372,254
Life Sciences Tools & Services	1,817,167	—	—	1,817,167
Machinery	15,214,542	—	—	15,214,542
Marine	104,508	—	—	104,508
Media	6,153,628	—	—	6,153,628
Metals & Mining	6,269,670	—	—	6,269,670
Multiline Retail	792,330	—	—	792,330
Multi-Utilities	2,076,856	—	—	2,076,856
Oil, Gas & Consumable Fuels	18,654,494	—	—	18,654,494
Paper & Forest Products	4,233,436	—	—	4,233,436
Personal Products	1,492,582	—	—	1,492,582
Pharmaceuticals	6,720,049	—	—	6,720,049
Professional Services	6,346,613	—	—	6,346,613
Real Estate Investment Trusts (REITs)	42,684,247	—	—	42,684,247
Real Estate Management & Development	893,788	—	—	893,788
Road & Rail	6,072,487	—	—	6,072,487
Semiconductors & Semiconductor Equipment	16,121,235	—	—	16,121,235
Software	17,754,072	—	—	17,754,072
Specialty Retail	15,964,684	—	—	15,964,684
Textiles, Apparel & Luxury Goods	6,102,128	—	—	6,102,128
Thrifts & Mortgage Finance	8,623,903	—	—	8,623,903
Tobacco	882,323	—	—	882,323
Trading Companies & Distributors	4,771,101	—	—	4,771,101
Transportation Infrastructure	89,866	—	—	89,866
Water Utilities	1,267,633	—	—	1,267,633
Wireless Telecommunication Services	436,325	—	—	436,325

Total Common Stocks	$468,781,498	$—	$—	$468,781,498

Futures Contracts	174,518	—	—	174,518
Mutual Funds	6,310,763	—	—	6,310,763
Repurchase Agreements	—	36,352,130	—	36,352,130
Warrant	484	—	—	484

Total	$475,267,263	$36,352,130	$—	$511,619,393

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

During the period ended March 31, 2013, the Fund held 2 common stock investments that were categorized as Level 3 investments which were valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

NVIT Small Cap Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2013

Assets:		Fair Value
Futures Contracts Equity risk	Unrealized appreciation from futures contracts	$174,518

Total		$174,518

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 97.7%

	Shares	Market Value
BELGIUM 0.5%
Commercial Banks 0.5%
KBC Groep NV	33,359	$1,156,694

BRAZIL 1.4%
Aerospace & Defense 0.6%
Embraer SA, ADR	37,200	1,326,924

Metals & Mining 0.3%
Vale SA - Preference Shares, ADR	36,100	596,733

Oil, Gas & Consumable Fuels 0.5%
Petroleo Brasileiro SA, ADR	81,220	1,474,143

		3,397,800

CANADA 1.9%
Energy Equipment & Services 0.4%
Ensign Energy Services, Inc.	14,200	242,107
Trican Well Service Ltd.	43,200	633,636

		875,743

Oil, Gas & Consumable Fuels 1.5%
Husky Energy, Inc.	31,350	899,903
Talisman Energy, Inc.	232,900	2,847,485

		3,747,388

		4,623,131

CHINA 2.0%
Diversified Telecommunication Services 1.2%
China Telecom Corp., Ltd., H Shares, Class H	5,790,000	2,930,866

Insurance 0.8%
China Life Insurance Co., Ltd., H Shares, Class H	715,000	1,865,436

		4,796,302

FRANCE 11.2%
Auto Components 1.7%
Cie Generale des Etablissements Michelin	49,070	4,111,118

Building Products 0.5%
Compagnie de Saint-Gobain	30,120	1,118,462

Commercial Banks 0.9%
BNP Paribas SA	42,360	2,178,048

Diversified Telecommunication Services 1.5%
France Telecom SA	114,970	1,164,972
Vivendi SA	111,855	2,314,060

		3,479,032

Electrical Equipment 0.6%
Alstom SA	33,290	1,357,837

Insurance 1.3%
AXA SA	175,444	3,031,907

Multi-Utilities 0.5%
GDF Suez	56,710	1,089,452

Oil, Gas & Consumable Fuels 1.5%
Total SA	76,600	3,668,672

Pharmaceuticals 2.7%
Sanofi	64,120	6,539,302

		26,573,830

GERMANY 11.7%
Air Freight & Logistics 0.9%
Deutsche Post AG REG	97,410	2,248,006

Airlines 0.4%
Deutsche Lufthansa AG REG	49,770	973,468

Construction Materials 0.4%
HeidelbergCement AG	14,600	1,052,761

Industrial Conglomerates 1.7%
Siemens AG REG	36,940	3,982,082

Insurance 1.3%
Muenchener Rueckversicherungs AG REG	16,770	3,143,154

Multi-Utilities 0.5%
E.ON SE	71,760	1,255,638

Pharmaceuticals 3.8%
Bayer AG REG	45,847	4,738,102
Merck KGaA	27,860	4,208,058

		8,946,160

Semiconductors & Semiconductor Equipment 1.3%
Infineon Technologies AG	383,430	3,033,839

Software 1.4%
SAP AG	26,530	2,133,733
Software AG	28,570	1,106,974

		3,240,707

		27,875,815

HONG KONG 5.3%
Industrial Conglomerates 1.0%
Hutchison Whampoa Ltd.	216,000	2,258,317

Insurance 0.9%
AIA Group Ltd.	507,000	2,229,141

Real Estate Management & Development 1.8%
Cheung Kong Holdings Ltd.	133,000	1,970,296
Swire Pacific Ltd., Class A	152,000	1,941,753
Swire Properties Ltd.	113,400	403,312

		4,315,361

Wireless Telecommunication Services 1.6%
China Mobile Ltd.	354,000	3,754,663

		12,557,482

INDIA 1.0%
Commercial Banks 1.0%
ICICI Bank Ltd., ADR	56,140	2,408,406

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Market Value
IRELAND 2.0%
Biotechnology 0.6%
Elan Corp. PLC, ADR*	117,620	$1,387,916

Construction Materials 1.4%
CRH PLC	156,320	3,459,436

		4,847,352

ITALY 2.9%
Commercial Banks 1.6%
Intesa Sanpaolo SpA	1,218,422	1,795,227
UniCredit SpA*	471,099	2,022,165

		3,817,392

Oil, Gas & Consumable Fuels 1.3%
Eni SpA	141,946	3,177,942

		6,995,334

JAPAN 3.9%
Automobiles 2.7%
Nissan Motor Co., Ltd.	249,200	2,417,347
Toyota Motor Corp.	72,400	3,733,363

		6,150,710

Leisure Equipment & Products 0.5%
Nikon Corp.	54,100	1,274,392

Trading Companies & Distributors 0.7%
ITOCHU Corp.	141,000	1,732,515

		9,157,617

NETHERLANDS 8.7%
Air Freight & Logistics 0.5%
TNT Express NV	167,600	1,229,136

Chemicals 1.3%
Akzo Nobel NV	47,030	2,988,111

Diversified Financial Services 1.4%
ING Groep NV, CVA*	461,806	3,322,896

Energy Equipment & Services 0.8%
Fugro NV, CVA	1,900	105,316
SBM Offshore NV*	102,632	1,712,131

		1,817,447

Food Products 1.2%
Unilever NV, CVA	67,660	2,772,270

Industrial Conglomerates 1.5%
Koninklijke Philips Electronics NV	116,600	3,449,843

Oil, Gas & Consumable Fuels 1.4%
Royal Dutch Shell PLC, Class B, ADR	54,510	3,642,358

Professional Services 0.6%
Randstad Holding NV	33,450	1,373,038

		20,595,099

NORWAY 3.8%
Diversified Telecommunication Services 2.4%
Telenor ASA	257,130	5,661,511

Oil, Gas & Consumable Fuels 1.4%
Statoil ASA	138,220	3,374,355

		9,035,866

PORTUGAL 0.5%
Diversified Telecommunication Services 0.5%
Portugal Telecom SGPS SA REG	263,410	1,305,789

SINGAPORE 3.1%
Commercial Banks 1.6%
DBS Group Holdings Ltd.	294,361	3,809,862

Diversified Telecommunication Services 1.5%
Singapore Telecommunications Ltd.	1,266,000	3,670,626

		7,480,488

SOUTH KOREA 5.9%
Auto Components 0.5%
Hyundai Mobis	4,593	1,289,370

Commercial Banks 0.9%
KB Financial Group, Inc., ADR	65,885	2,176,840

Household Durables 0.9%
LG Electronics, Inc.	30,149	2,219,018

Metals & Mining 0.9%
POSCO	7,299	2,147,889

Semiconductors & Semiconductor Equipment 2.7%
Samsung Electronics Co., Ltd., GDR REG	8,600	5,792,347
Samsung Electronics Co., Ltd., GDR REG	500	339,295

		6,131,642

		13,964,759

SPAIN 3.1%
Commercial Banks 0.6%
Banco Santander SA	197,340	1,336,906

Diversified Telecommunication Services 1.0%
Telefonica SA	169,836	2,301,033

Oil, Gas & Consumable Fuels 1.0%
Repsol SA	132,955	2,701,114

Specialty Retail 0.5%
Industria de Diseno Textil SA	8,425	1,122,719

		7,461,772

SWEDEN 2.0%
Communications Equipment 1.4%
Telefonaktiebolaget LM Ericsson, Class B	262,670	3,290,650

Health Care Equipment & Supplies 0.6%
Getinge AB, Class B	43,992	1,343,265

		4,633,915

SWITZERLAND 7.8%
Capital Markets 1.6%
Credit Suisse Group AG REG*	64,450	1,695,081

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
UBS AG REG	130,590	$2,009,780

		3,704,861

Insurance 1.7%
Swiss Re AG*	51,010	4,154,359

Pharmaceuticals 3.5%
Novartis AG REG	40,810	2,908,609
Roche Holding AG	23,930	5,578,637

		8,487,246

Professional Services 1.0%
Adecco SA REG*	41,940	2,300,335

		18,646,801

TAIWAN 1.0%
Computers & Peripherals 0.3%
Compal Electronics, Inc., GDR(a)	171,552	603,829

Semiconductors & Semiconductor Equipment 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	509,214	1,705,488

		2,309,317

UNITED KINGDOM 18.0%
Aerospace & Defense 1.7%
BAE Systems PLC	669,710	4,021,045

Airlines 1.3%
International Consolidated Airlines Group SA*	782,130	3,019,762

Commercial Banks 3.8%
HSBC Holdings PLC	352,400	3,784,695
Lloyds Banking Group PLC*	3,459,960	2,578,080
Standard Chartered PLC	91,370	2,372,524

		8,735,299

Construction & Engineering 0.5%
Carillion PLC	290,380	1,203,256

Containers & Packaging 0.7%
Rexam PLC	197,073	1,582,490

Food & Staples Retailing 1.0%
Tesco PLC	411,710	2,393,325

Insurance 0.9%
Aviva PLC	456,680	2,070,104

Multiline Retail 1.0%
Marks & Spencer Group PLC	408,550	2,422,765

Oil, Gas & Consumable Fuels 1.4%
BP PLC	477,580	3,358,346

Pharmaceuticals 2.2%
GlaxoSmithKline PLC	227,500	5,327,378

Specialty Retail 1.3%
Kingfisher PLC	684,330	2,999,649

Wireless Telecommunication Services 2.2%
Vodafone Group PLC	1,866,590	5,296,789

		42,430,208

Total Common Stocks (cost $195,100,752)		232,253,777

Mutual Fund 2.6%

	Shares	Market Value
Money Market Fund 2.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (b)	6,177,677	$6,177,677

Total Mutual Fund (cost $6,177,677)		6,177,677

Total Investments (cost $201,278,429) (c) — 100.3%		238,431,454
Liabilities in excess of other assets — (0.3)%		(807,902)

NET ASSETS — 100.0%		$237,623,552

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2013 was $603,829 which represents 0.25% of net assets.
(b)	Represents 7-day effective yield as of March 31, 2013.
(c)	At March 31, 2013, the tax basis cost of the Fund’s investments was $201,318,990, tax unrealized appreciation and depreciation were $51,259,703 and $(14,147,239), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Templeton NVIT International Value Fund

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Templeton NVIT International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,326,924	$4,021,045	$—	$5,347,969
Air Freight & Logistics	—	3,477,142	—	3,477,142
Airlines	—	3,993,230	—	3,993,230
Auto Components	—	5,400,488	—	5,400,488
Automobiles	—	6,150,710	—	6,150,710
Biotechnology	1,387,916	—	—	1,387,916
Building Products	—	1,118,462	—	1,118,462
Capital Markets	2,009,780	1,695,081	—	3,704,861
Chemicals	—	2,988,111	—	2,988,111
Commercial Banks	4,585,246	21,034,201	—	25,619,447
Communications Equipment	—	3,290,650	—	3,290,650
Computers & Peripherals	—	603,829	—	603,829
Construction & Engineering	—	1,203,256	—	1,203,256
Construction Materials	—	4,512,197	—	4,512,197

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Templeton NVIT International Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Containers & Packaging	$—	$1,582,490	$—	$1,582,490
Diversified Financial Services	—	3,322,896	—	3,322,896
Diversified Telecommunication Services	—	19,348,857	—	19,348,857
Electrical Equipment	—	1,357,837	—	1,357,837
Energy Equipment & Services	875,743	1,817,447	—	2,693,190
Food & Staples Retailing	—	2,393,325	—	2,393,325
Food Products	—	2,772,270	—	2,772,270
Health Care Equipment & Supplies	—	1,343,265	—	1,343,265
Household Durables	—	2,219,018	—	2,219,018
Industrial Conglomerates	—	9,690,242	—	9,690,242
Insurance	—	16,494,101	—	16,494,101
Leisure Equipment & Products	—	1,274,392	—	1,274,392
Metals & Mining	596,733	2,147,889	—	2,744,622
Multiline Retail	—	2,422,765	—	2,422,765
Multi-Utilities	—	2,345,090	—	2,345,090
Oil, Gas & Consumable Fuels	8,863,889	16,280,429	—	25,144,318
Pharmaceuticals	—	29,300,086	—	29,300,086
Professional Services	—	3,673,373	—	3,673,373
Real Estate Management & Development	—	4,315,361	—	4,315,361
Semiconductors & Semiconductor Equipment	339,295	10,531,674	—	10,870,969
Software	—	3,240,707	—	3,240,707
Specialty Retail	—	4,122,368	—	4,122,368
Trading Companies & Distributors	—	1,732,515	—	1,732,515
Wireless Telecommunication Services	—	9,051,452	—	9,051,452

Total Common Stocks	$19,985,526	$212,268,251	$—	$232,253,777

Mutual Fund	6,177,677	—	—	6,177,677

Total	$26,163,203	$212,268,251	$—	$238,431,454

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks 95.8%

	Shares	Market Value
Aerospace & Defense 1.5%
Honeywell International, Inc.	21,457	$1,616,785
Textron, Inc.	47,667	1,420,953

		3,037,738

Auto Components 0.7%
Johnson Controls, Inc.	38,908	1,364,504

Automobiles 1.8%
General Motors Co.*	136,555	3,798,960

Capital Markets 5.1%
Bank of New York Mellon Corp. (The)	159,840	4,473,922
Goldman Sachs Group, Inc. (The)	14,718	2,165,754
Morgan Stanley	102,892	2,261,566
State Street Corp.	26,302	1,554,185

		10,455,427

Commercial Banks 5.3%
Fifth Third Bancorp	127,134	2,073,556
PNC Financial Services Group, Inc.	48,941	3,254,576
U.S. Bancorp	35,060	1,189,586
Wells Fargo & Co.	118,050	4,366,669

		10,884,387

Communications Equipment 1.1%
Cisco Systems, Inc.	105,393	2,203,768

Computers & Peripherals 2.3%
Hewlett-Packard Co.	197,424	4,706,588

Diversified Financial Services 8.6%
Bank of America Corp.	255,461	3,111,515
Citigroup, Inc.	182,821	8,088,001
JPMorgan Chase & Co.	138,204	6,559,162

		17,758,678

Diversified Telecommunication Services 1.5%
AT&T, Inc.	30,006	1,100,920
Verizon Communications, Inc.	41,257	2,027,782

		3,128,702

Electric Utilities 2.2%
FirstEnergy Corp.	36,643	1,546,335
PPL Corp.	91,711	2,871,471

		4,417,806

Electrical Equipment 1.2%
Emerson Electric Co.	43,492	2,429,898

Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	186,993	2,492,617

Energy Equipment & Services 4.7%
Halliburton Co.	101,842	4,115,435
Noble Corp.	27,384	1,044,700
Weatherford International Ltd.*	362,755	4,403,846

		9,563,981

Food & Staples Retailing 1.9%
CVS Caremark Corp.	61,788	3,397,722
Wal-Mart Stores, Inc.	6,812	509,742

		3,907,464

Food Products 3.4%
Archer-Daniels-Midland Co.	46,075	1,554,110
Mondelez International, Inc., Class A	66,159	2,025,127
Tyson Foods, Inc., Class A	54,168	1,344,450
Unilever NV, NYRS-NL	51,583	2,114,903

		7,038,590

Health Care Providers & Services 3.5%
Cardinal Health, Inc.	36,720	1,528,286
UnitedHealth Group, Inc.	63,207	3,616,073
WellPoint, Inc.	30,853	2,043,394

		7,187,753

Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	48,590	1,666,637

Household Durables 0.5%
Newell Rubbermaid, Inc.	40,130	1,047,393

Household Products 0.3%
Procter & Gamble Co. (The)	8,589	661,868

Industrial Conglomerates 2.1%
General Electric Co.	186,308	4,307,441

Insurance 4.4%
Aflac, Inc.	14,628	760,948
Allstate Corp. (The)	94,733	4,648,548
MetLife, Inc.	60,780	2,310,856
Travelers Cos., Inc. (The)	15,914	1,339,800

		9,060,152

Internet Software & Services 3.1%
eBay, Inc.*	58,167	3,153,815
Yahoo!, Inc.*	139,687	3,286,835

		6,440,650

Machinery 1.6%
Ingersoll-Rand PLC	59,325	3,263,468

Media 8.8%
Comcast Corp., Class A	93,972	3,947,764
News Corp., Class B	117,341	3,609,409
Time Warner Cable, Inc.	45,046	4,327,119
Time Warner, Inc.	28,601	1,647,989
Viacom, Inc., Class B	75,531	4,650,444

		18,182,725

Metals & Mining 1.0%
Alcoa, Inc.	234,567	1,998,511

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks (continued)

	Shares	Market Value
Multiline Retail 1.3%
Kohl’s Corp.	21,579	$995,439
Target Corp.	25,747	1,762,382

		2,757,821

Oil, Gas & Consumable Fuels 8.9%
BP PLC, ADR-UK	100,546	4,258,123
Chevron Corp.	22,994	2,732,147
Murphy Oil Corp.	52,264	3,330,785
Occidental Petroleum Corp.	30,264	2,371,790
QEP Resources, Inc.	79,584	2,533,954
Royal Dutch Shell PLC, ADR-NL	46,685	3,041,995

		18,268,794

Paper & Forest Products 1.5%
International Paper Co.	67,478	3,143,125

Pharmaceuticals 10.9%
Bristol-Myers Squibb Co.	98,871	4,072,496
GlaxoSmithKline PLC, ADR-UK	43,825	2,055,831
Merck & Co., Inc.	95,775	4,236,128
Novartis AG REG	33,776	2,407,282
Pfizer, Inc.	165,933	4,788,826
Roche Holding AG, ADR-CH	31,081	1,821,347
Sanofi, ADR-FR	59,300	3,029,044

		22,410,954

Semiconductors & Semiconductor Equipment 0.5%
Intel Corp.	50,776	1,109,456

Software 2.1%
Microsoft Corp.	152,325	4,358,018

Specialty Retail 1.1%
Lowe’s Cos., Inc.	25,923	983,000
Staples, Inc.	95,117	1,277,421

		2,260,421

Wireless Telecommunication Services 0.9%
Vodafone Group PLC, ADR-UK	64,218	1,824,433

Total Common Stocks (cost $152,676,793)		197,138,728

Mutual Fund 4.3%

	Shares	Market Value
Money Market Fund 4.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (a)	8,901,456	$8,901,456

Total Mutual Fund (cost $8,901,456)		8,901,456

Total Investments (cost $161,578,249) (b) — 100.1%		206,040,184
Liabilities in excess of other assets — (0.1%)		(175,400)

NET ASSETS — 100.0%		$205,864,784

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2013.
(b)	At March 31, 2013, the tax basis cost of the Fund’s investments was $167,481,885, tax unrealized appreciation and depreciation were $44,557,703 and $(5,999,404), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
FR	France
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Van Kampen NVIT Comstock Value Fund

At March 31, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York	4/15/13	(21,499)	$(32,024)	$(32,664)	$(640)
British Pound	State Street Bank and Trust	4/15/13	(823,836)	(1,227,837)	(1,251,687)	(23,850)
British Pound	Canadian Imperial Bank of Commerce	4/15/13	(1,588,826)	(2,367,988)	(2,413,968)	(45,980)
British Pound	Citibank NA	4/15/13	(847,374)	(1,262,842)	(1,287,449)	(24,607)
British Pound	Bank of New York	4/15/13	(1,139,930)	(1,698,028)	(1,731,942)	(33,914)
Euro	Canadian Imperial Bank of Commerce	4/15/13	(1,459,121)	(1,897,062)	(1,870,529)	26,533
Euro	Canadian Imperial Bank of Commerce	4/15/13	(119,610)	(155,510)	(153,335)	2,175
Euro	Bank of New York	4/15/13	(1,170,411)	(1,521,944)	(1,500,415)	21,529
Euro	State Street Bank and Trust	4/15/13	(1,264,044)	(1,644,231)	(1,620,449)	23,782
Euro	Citibank NA	4/15/13	(1,287,452)	(1,674,403)	(1,650,456)	23,947
Swiss Franc	Citibank NA	4/15/13	(862,420)	(907,601)	(908,613)	(1,012)
Swiss Franc	Bank of New York	4/15/13	(697,840)	(733,873)	(735,218)	(1,345)
Swiss Franc	Bank of New York	4/15/13	(139,613)	(146,822)	(147,091)	(269)
Swiss Franc	State Street Bank and Trust	4/15/13	(1,540,855)	(1,621,526)	(1,623,387)	(1,861)

Total Short Contracts				$(16,891,691)	$(16,927,203)	$(35,512)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Van Kampen NVIT Comstock Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets Level 2
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,037,738	$—	$—	$3,037,738
Auto Components	1,364,504	—	—	1,364,504
Automobiles	3,798,960	—	—	3,798,960
Capital Markets	10,455,427	—	—	10,455,427
Commercial Banks	10,884,387	—	—	10,884,387
Communications Equipment	2,203,768	—	—	2,203,768
Computers & Peripherals	4,706,588	—	—	4,706,588
Diversified Financial Services	17,758,678	—	—	17,758,678
Diversified Telecommunication Services	3,128,702	—	—	3,128,702
Electric Utilities	4,417,806	—	—	4,417,806
Electrical Equipment	2,429,898	—	—	2,429,898
Electronic Equipment, Instruments & Components	2,492,617	—	—	2,492,617
Energy Equipment & Services	9,563,981	—	—	9,563,981
Food & Staples Retailing	3,907,464	—	—	3,907,464
Food Products	7,038,590	—	—	7,038,590
Health Care Providers & Services	7,187,753	—	—	7,187,753
Hotels, Restaurants & Leisure	1,666,637	—	—	1,666,637
Household Durables	1,047,393	—	—	1,047,393
Household Products	661,868	—	—	661,868
Industrial Conglomerates	4,307,441	—	—	4,307,441
Insurance	9,060,152	—	—	9,060,152

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Van Kampen NVIT Comstock Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Internet Software & Services	$6,440,650	$—	$—	$6,440,650
Machinery	3,263,468	—	—	3,263,468
Media	18,182,725	—	—	18,182,725
Metals & Mining	1,998,511	—	—	1,998,511
Multiline Retail	2,757,821	—	—	2,757,821
Oil, Gas & Consumable Fuels	18,268,794	—	—	18,268,794
Paper & Forest Products	3,143,125	—	—	3,143,125
Pharmaceuticals	20,003,672	2,407,282	—	22,410,954
Semiconductors & Semiconductor Equipment	1,109,456	—	—	1,109,456
Software	4,358,018	—	—	4,358,018
Specialty Retail	2,260,421	—	—	2,260,421
Wireless Telecommunication Services	1,824,433	—	—	1,824,433

Total Common Stocks	$194,731,446	$2,407,282	$—	$197,138,728

Forward Foreign Currency Contracts	—	97,966	—	97,966
Mutual Fund	8,901,456	—	—	8,901,456

Total Assets	$203,632,902	$2,505,248	$—	$206,138,150

Liabilities:
Forward Foreign Currency Contracts	—	(133,478)	—	(133,478)

Total Liabilities	$—	$(133,478)	$—	$(133,478)

Total	$203,632,902	$2,371,770	$—	$206,004,672

Amounts	designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Van Kampen NVIT Comstock Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 forward foreign currency contracts. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2013

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$97,966

Total		$97,966

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(133,478)

Total		$(133,478)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST RUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	May 24, 2013

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 24, 2013